UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08274

MassMutual Select Funds
(Exact name of registrant as specified in charter)

100 Bright Meadow Blvd., Enfield, CT 06082
(Address of principal executive offices) (Zip code)
Eric Wietsma
100 Bright Meadow Blvd., Enfield, CT 06082
(Name and address of agent for service)

  Registrant’s telephone number, including area code:     (860) 562-1000

  Date of fiscal year end:     9/30/2017

  Date of reporting period:      12/31/2016

Item 1. Schedule of Investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments

December 31, 2016 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 101.9%

CORPORATE DEBT — 30.3%
Aerospace & Defense — 0.2%
United Technologies Corp. STEP 1.778% 5/04/18	$1,717,000	$1,717,374

Airlines — 1.0%
America West Airlines, Inc. 8.057% 1/02/22	704,039	796,444
Continental Airlines, Inc. 5.983% 10/19/23	3,583,632	3,959,913
Continental Airlines, Inc. 6.545% 8/02/20	648,860	675,593
Continental Airlines, Inc. 8.048% 5/01/22	1,984,096	2,204,827
US Airways, Inc. 7.125% 4/22/25	1,252,835	1,440,760

		9,077,537

Auto Manufacturers — 0.5%
Ford Motor Credit Co. LLC 2.145% 1/09/18	900,000	901,303
Ford Motor Credit Co. LLC 3.000% 6/12/17	700,000	704,075
General Motors Co. 3.500% 10/02/18	1,110,000	1,132,090
General Motors Financial Co., Inc. 3.200% 7/06/21	200,000	198,331
General Motors Financial Co., Inc. 3.450% 4/10/22	1,400,000	1,384,509

		4,320,308

Banks — 8.1%
Bank of America Corp. 2.000% 1/11/18	8,100,000	8,118,638
Bank of America Corp. 5.650% 5/01/18	7,100,000	7,439,110
Capital One NA 2.350% 8/17/18	2,025,000	2,036,632
CIT Group, Inc. 5.250% 3/15/18	1,406,000	1,456,967
Citigroup, Inc. 3 mo. USD LIBOR + .550%, FRN 1.480% 8/25/36	2,000,000	1,589,628
Citigroup, Inc. 1.750% 5/01/18	1,000,000	997,869
Citigroup, Inc. 1.800% 2/05/18	2,000,000	1,998,882
Credit Suisse AG 3 mo. USD LIBOR + .490%, FRN 1.427% 5/26/17	2,115,000	2,116,624
Discover Bank 2.000% 2/21/18	1,565,000	1,564,715

	Principal Amount	Value
Discover Bank 4.200% 8/08/23	$2,120,000	$2,208,682
The Goldman Sachs Group, Inc. 3.850% 7/08/24	1,150,000	1,173,910
The Goldman Sachs Group, Inc. 4.750% 10/21/45	2,000,000	2,111,286
The Goldman Sachs Group, Inc. 5.950% 1/18/18	2,000,000	2,083,484
JP Morgan Chase & Co. 6.300% 4/23/19	6,900,000	7,539,885
JP Morgan Chase Bank NA 6.000% 10/01/17	11,700,000	12,074,213
Morgan Stanley 5.950% 12/28/17	9,000,000	9,367,470
Santander UK Group Holdings PLC 2.875% 10/16/20	2,000,000	1,981,982
UBS AG 1.375% 6/01/17	2,000,000	1,999,532
Wachovia Corp. 5.750% 2/01/18	2,000,000	2,085,190
Wells Fargo & Co. 2.500% 3/04/21	145,000	143,926
Wells Fargo Bank NA 1.750% 5/24/19	2,500,000	2,487,912
Wells Fargo Bank NA 2.150% 12/06/19	3,010,000	3,008,134

		75,584,671

Beverages — 0.5%
Anheuser-Busch InBev Finance, Inc. 3.650% 2/01/26	3,249,000	3,298,352
DS Services of America, Inc. (a) 10.000% 9/01/21	1,400,000	1,534,750

		4,833,102

Biotechnology — 0.5%
Amgen, Inc. (a) 4.663% 6/15/51	1,500,000	1,441,662
Celgene Corp. 3.875% 8/15/25	676,000	685,674
Celgene Corp. 4.625% 5/15/44	160,000	156,659
Celgene Corp. 5.000% 8/15/45	500,000	519,865
Gilead Sciences, Inc. 4.150% 3/01/47	2,095,000	1,989,837

		4,793,697

Commercial Services — 0.1%
IHS Markit Ltd. (a) 5.000% 11/01/22	500,000	518,750

Computers — 0.2%
Apple, Inc. 4.650% 2/23/46	1,685,000	1,819,546

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Diversified Financial — 4.5%
American Express Co. 7.000% 3/19/18	$2,500,000	$2,656,730
Federal Home Loan Banks STEP 1.250% 6/28/30	6,970,000	6,978,227
Federal Home Loan Mortgage Corp. 1.250% 10/02/19	20,300,000	20,192,162
Ford Motor Credit Co. LLC 6.625% 8/15/17	1,500,000	1,545,648
GE Capital International Funding Co. Unlimited Co. 4.418% 11/15/35	2,548,000	2,670,067
General Electric Capital Corp. 3.100% 1/09/23	1,146,000	1,161,445
General Electric Co. 5.875% 1/14/38	716,000	901,107
International Lease Finance Corp. (a) 7.125% 9/01/18	3,911,000	4,214,103
Morgan Stanley 5.500% 7/24/20	1,350,000	1,478,532

		41,798,021

Diversified Financial Services — 0.4%
Protective Life Global Funding 3 mo. USD LIBOR + .550%, FRN (a) 1.500% 6/08/18	2,000,000	2,000,270
Protective Life Global Funding (a) 2.700% 11/25/20	1,495,000	1,497,178

		3,497,448

Electric — 2.2%
Aep Texas Central Co. (a) 3.850% 10/01/25	2,000,000	2,053,404
Entergy Louisiana LLC 3.780% 4/01/25	1,250,000	1,286,703
FirstEnergy Transmission LLC (a) 5.450% 7/15/44	2,000,000	2,123,134
IPALCO Enterprises, Inc. 5.000% 5/01/18	4,588,000	4,737,110
MidAmerican Energy Co. 4.400% 10/15/44	1,905,000	2,023,502
NextEra Energy Capital Holdings, Inc. 2.056% 9/01/17	4,000,000	4,017,620
Oncor Electric Delivery Co. LLC 4.100% 6/01/22	2,000,000	2,135,954
Public Service Electric & Gas Co. 4.150% 11/01/45	2,000,000	2,066,820

		20,444,247

Engineering & Construction — 0.1%
SBA Communications Corp. (a) 4.875% 9/01/24	528,000	521,400

	Principal Amount	Value
Foods — 0.3%
Kraft Heinz Foods Co. 4.375% 6/01/46	$1,000,000	$940,979
Kraft Heinz Foods Co. 5.200% 7/15/45	1,750,000	1,831,921

		2,772,900

Gas — 0.5%
Florida Gas Transmission Co. LLC (a) 7.900% 5/15/19	800,000	895,236
KeySpan Gas East Corp. (a) 5.819% 4/01/41	2,837,000	3,382,703

		4,277,939

Health Care – Products — 0.0%
Hill-Rom Holdings, Inc. (a) 5.750% 9/01/23	400,000	413,000

Health Care – Services — 0.8%
Aetna, Inc. 1.700% 6/07/18	2,600,000	2,597,590
Centene Corp. 4.750% 1/15/25	1,050,000	1,025,062
DaVita, Inc. 5.000% 5/01/25	900,000	885,375
HCA, Inc. 6.500% 2/15/20	2,000,000	2,188,000
Tenet Healthcare Corp. 3 mo. USD LIBOR + 3.500%, FRN 4.463% 6/15/20	1,000,000	1,007,500

		7,703,527

Insurance — 1.7%
Berkshire Hathaway, Inc. 3.125% 3/15/26	3,900,000	3,874,670
Farmers Exchange Capital II 3 mo. USD LIBOR + 3.744%, VRN (a) 6.151% 11/01/53	1,750,000	1,796,130
Farmers Exchange Capital III 3 mo. USD LIBOR + 3.454%, VRN (a) 5.454% 10/15/54	3,290,000	3,203,999
The Guardian Life Insurance Co. of America (a) 4.875% 6/19/64	3,000,000	2,946,909
Teachers Insurance & Annuity Association of America 3 mo. USD LIBOR + 2.661%, VRN (a) 4.375% 9/15/54	4,000,000	3,925,000

		15,746,708

Manufacturing — 0.2%
Siemens Financieringsmaatschappij NV (a) 2.000% 9/15/23	1,575,000	1,486,076

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Media — 0.7%
Altice US Finance I Corp. (a) 5.500% 5/15/26	$200,000	$204,000
CCO Holdings LLC/CCO Holdings Capital Corp. (a) 5.750% 2/15/26	10,000	10,350
Charter Communications Operating LLC/Charter Communications Operating Capital 4.908% 7/23/25	3,945,000	4,157,754
CSC Holdings LLC (a) 5.500% 4/15/27	700,000	708,750
CSC Holdings LLC 8.625% 2/15/19	233,000	257,465
DISH DBS Corp. 5.875% 7/15/22	200,000	210,500
DISH DBS Corp. 6.750% 6/01/21	260,000	282,100
Nexstar Broadcasting, Inc. (a) 6.125% 2/15/22	500,000	517,500

		6,348,419

Oil & Gas — 0.2%
Anadarko Petroleum Corp. 4.500% 7/15/44	1,000,000	939,551
Noble Energy, Inc. 3.900% 11/15/24	1,100,000	1,108,383

		2,047,934

Packaging & Containers — 0.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 3 mo. USD LIBOR + 3.000%, FRN (a) 3.963% 12/15/19	450,000	456,750

Pharmaceuticals — 1.2%
AbbVie, Inc. 4.700% 5/14/45	1,985,000	1,947,543
Actavis Funding SCS 1.850% 3/01/17	1,000,000	1,000,973
Actavis Funding SCS 3.800% 3/15/25	1,630,000	1,631,920
Actavis Funding SCS 4.750% 3/15/45	1,600,000	1,570,775
AstraZeneca PLC 3.375% 11/16/25	1,200,000	1,191,710
Grifols Worldwide Operations Ltd. 5.250% 4/01/22	300,000	310,500
Quintiles Transnational Corp. (a) 4.875% 5/15/23	500,000	507,500
Shire Acquisitions Investments Ireland DAC 1.900% 9/23/19	2,000,000	1,974,644

	Principal Amount	Value
Valeant Pharmaceuticals International, Inc. (a) 5.500% 3/01/23	$400,000	$300,000
Valeant Pharmaceuticals International, Inc. (a) 5.875% 5/15/23	650,000	490,750
Valeant Pharmaceuticals International, Inc. (a) 6.125% 4/15/25	450,000	338,063

		11,264,378

Pipelines — 1.5%
Boardwalk Pipelines LP 3.375% 2/01/23	5,000,000	4,759,910
Energy Transfer Partners LP 3.600% 2/01/23	2,790,000	2,743,985
Energy Transfer Partners LP 3 mo. USD LIBOR + 3.018%, FRN 3.903% 11/01/66	750,000	598,687
Energy Transfer Partners LP 5.950% 10/01/43	750,000	772,970
EnLink Midstream Partners LP 5.050% 4/01/45	600,000	543,931
Rockies Express Pipeline LLC (a) 6.850% 7/15/18	1,108,000	1,170,325
Williams Partners LP 3.600% 3/15/22	2,000,000	2,010,582
Williams Partners LP 5.100% 9/15/45	1,000,000	950,449

		13,550,839

Real Estate — 0.8%
American Campus Communities, Inc. 3.350% 10/01/20	3,000,000	3,049,602
WEA Finance LLC/Westfield UK & Europe Finance PLC (a) 1.750% 9/15/17	4,845,000	4,848,014

		7,897,616

Real Estate Investment Trusts (REITS) — 2.2%
Alexandria Real Estate Equities, Inc. 4.600% 4/01/22	2,000,000	2,115,864
Boston Properties LP 3.700% 11/15/18	3,495,000	3,599,983
DDR Corp. 7.500% 4/01/17	1,130,000	1,145,570
HCP, Inc. 4.000% 12/01/22	3,500,000	3,602,945
HCP, Inc. 5.625% 5/01/17	1,500,000	1,519,936
Highwoods Realty LP 7.500% 4/15/18	1,476,000	1,574,731
National Retail Properties, Inc. 6.875% 10/15/17	2,725,000	2,831,191

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Welltower, Inc. 3.750% 3/15/23	$1,300,000	$1,326,138
Welltower, Inc. 4.700% 9/15/17	2,825,000	2,885,673

		20,602,031

Retail — 0.3%
CVS Health Corp. 2.875% 6/01/26	820,000	781,597
CVS Health Corp. 4.000% 12/05/23	900,000	948,281
Walgreens Boots Alliance, Inc. 3.100% 6/01/23	1,500,000	1,490,086

		3,219,964

Semiconductors — 0.1%
NXP BV/NXP Funding LLC (a) 4.125% 6/01/21	500,000	516,250

Software — 0.4%
First Data Corp. (a) 5.000% 1/15/24	1,012,000	1,017,384
Microsoft Corp. 3.750% 2/12/45	600,000	562,650
Microsoft Corp. 4.450% 11/03/45	2,000,000	2,130,838
MSCI, Inc. (a) 4.750% 8/01/26	525,000	522,375

		4,233,247

Telecommunications — 1.1%
Altice US Finance I Corp. (a) 5.375% 7/15/23	800,000	830,000
AT&T, Inc. 4.750% 5/15/46	2,900,000	2,747,515
AT&T, Inc. 4.800% 6/15/44	1,500,000	1,417,371
Sprint Communications, Inc. (a) 9.000% 11/15/18	1,000,000	1,102,500
T-Mobile USA, Inc. 6.731% 4/28/22	1,500,000	1,567,500
Verizon Communications, Inc. 4.862% 8/21/46	2,665,000	2,700,429

		10,365,315

TOTAL CORPORATE DEBT (Cost $281,375,054)		281,828,994

MUNICIPAL OBLIGATIONS — 1.6%
City of New York NY 6.271% 12/01/37	1,750,000	2,272,847
New York City Municipal Water Finance Authority BAB 6.124% 6/15/42	10,000,000	11,191,700

	Principal Amount	Value
New York State Dormitory Authority 5.051% 9/15/27	$600,000	$685,194
State of California 7.950% 3/01/36	700,000	815,738

		14,965,479

TOTAL MUNICIPAL OBLIGATIONS (Cost $13,812,701)		14,965,479

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 16.7%
Automobile ABS — 0.2%
Nissan Auto Receivables Owner Trust, Series 2015-C, Class A2A 0.870% 11/15/18	1,960,501	1,958,934

Commercial MBS — 1.6%
Banc of America Large Loan, Inc., Series 2009-UB2, Class A4AA, VRN (a) 5.722% 2/24/51	2,520,487	2,526,645
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class A (a) 3.251% 5/10/35	1,310,000	1,333,327
COMM Mortgage Trust, Series 2016-787S, Class A (a) 3.545% 2/10/36	1,280,000	1,307,807
COMM Mortgage Trust, Series 2014-277P, Class A, VRN (a) 3.611% 8/10/49	1,340,000	1,388,793
COMM Mortgage Trust, Series 2013-300P, Class A1 (a) 4.353% 8/10/30	1,240,000	1,341,317
Fannie Mae-Aces, Series 2014-M6, Class FA, 1 mo. LIBOR + .290%, FRN 0.822% 12/25/17	536,573	536,175
Liberty Street Trust, Series 2016-225L, Class A (a) 3.597% 2/10/36	1,280,000	1,312,018
RBS Commercial Funding, Inc. Trust, Series 2013-GSP, Class A, VRN (a) 3.833% 1/13/32	1,320,000	1,382,917
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A3, VRN 5.707% 6/15/49	3,609,770	3,636,916

		14,765,915

Credit Card ABS — 0.6%
Chase Issuance Trust, Series 2012-A10, Class A10, 1 mo. LIBOR + .260%, FRN 0.963% 12/16/19	2,655,000	2,657,297

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Citibank Credit Card Issuance Trust, Series 2008-A2, Class A2, 1 mo. LIBOR + 1.150%, FRN 1.905% 1/23/20	$2,660,000	$2,686,508

		5,343,805

Home Equity ABS — 1.7%
Accredited Mortgage Loan Trust, Series 2006-1, Class A3, 1 mo. USD LIBOR + .180%, FRN 0.936% 4/25/36	649,768	648,266
Bear Stearns Asset-Backed Securities Trust, Series 2007-HE4, Class 1A2, 1 mo. USD LIBOR + .190%, FRN 0.774% 5/25/37	1,328,700	1,342,617
Home Equity Asset Trust, Series 2006-3, Class 1A1, 1 mo. USD LIBOR + .200%, FRN 0.784% 7/25/36	4,760,523	4,687,583
Home Equity Asset Trust, Series 2003-4, Class M1, 1 mo. USD LIBOR + 1.200%, FRN 1.784% 10/25/33	4,795,307	4,519,267
Residential Asset Securities Corp., Series 2005-KS11, Class M1, 1 mo. USD LIBOR + .400%, FRN 1.156% 12/25/35	4,600,000	4,555,824

		15,753,557

Other ABS — 2.7%
Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A3, 1 mo. USD LIBOR + .150%, FRN 0.742% 5/25/36	1,189,833	1,172,148
Countrywide Asset-Backed Certificates, Series 2006-22, Class 2A3, 1 mo. USD LIBOR + .160%, FRN 0.916% 1/25/34	441,750	429,142
Countrywide Asset-Backed Certificates, Series 2005-14, Class 3A3, 1 mo. USD LIBOR + .350%, FRN 0.942% 4/25/36	436,266	435,610
Countrywide Asset-Backed Certificates, Series 2004-5, Class M1, 1 mo. USD LIBOR + .855%, FRN 1.439% 8/25/34	1,282,456	1,272,226
Dryden Senior Loan Fund, Series 2015-37A, Class A, 3 mo. USD LIBOR + 1.500%, FRN (a) 2.380% 4/15/27	3,650,000	3,657,263
First Franklin Mortgage Loan Trust, Series 2005-FF9, Class A4, 1 mo. USD LIBOR + .360%, FRN 1.304% 10/25/35	1,622,103	1,545,519

	Principal Amount	Value
Lehman XS Trust, Series 2005-4, Class 1A3, 1 mo. USD LIBOR + .800%, FRN 1.384% 10/25/35	$863,935	$825,102
Magnetite CLO Ltd., Series 2015-12A, Class AR, 3 mo. USD LIBOR + 1.330%, FRN (a) 2.255% 4/15/27	3,630,000	3,629,993
Morgan Stanley Capital I, Inc. Trust, Series 2006-NC2, Class A2D, 1 mo. USD LIBOR + .290%, FRN 1.046% 2/25/36	6,680,349	6,419,889
Structured Asset Investment Loan Trust, Series 2005-8, Class A4, 1 mo. USD LIBOR + .360%, FRN 0.952% 10/25/35	3,909,362	3,890,765
Wells Fargo Home Equity Trust, Series 2006-1, Class A4, 1 mo. USD LIBOR + .230%, FRN 0.822% 5/25/36	2,240,570	2,242,767

		25,520,424

Student Loans ABS — 6.2%
Access Group, Inc., Series 2015-1, Class A, 1 mo. USD LIBOR + .700%, FRN (a) 1.292% 7/25/56	4,173,285	4,124,317
Education Loan Asset-Backed Trust I, Series 2013-1, Class A2, 1 mo. USD LIBOR + .800%, FRN (a) 1.392% 4/26/32	4,100,000	3,918,587
Goal Capital Funding Trust, Series 2005-2, Class A3, 3 mo. USD LIBOR + .170%, FRN 1.100% 5/28/30	4,035,844	3,987,529
Navient Student Loan Trust, Series 2014-8, Class A3, 1 mo. USD LIBOR + .600%, FRN 1.184% 5/27/49	7,680,000	7,361,265
Nelnet Student Loan Trust, Series 2015-2A, Class A2, 1 mo. USD LIBOR + .600%, FRN (a) 1.184% 9/25/47	5,728,044	5,625,851
SLC Student Loan Trust, Series 2006-1, Class A6, 3 mo. USD LIBOR + .160%, FRN 1.123% 12/15/38	7,380,000	6,657,565
SLC Student Loan Trust, Series 2006-2, Class A6, 3 mo. USD LIBOR + .160%, FRN 1.123% 9/15/39	7,720,000	6,790,364
SLM Student Loan Trust, Series 2012-7, Class A2, 1 mo. USD LIBOR + .280%, FRN 1.036% 9/25/19	2,302,156	2,298,757

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust, Series 2005-9, Class B, 3 mo. USD LIBOR + .300%, FRN 1.181% 1/25/41	$3,253,051	$2,775,551
SLM Student Loan Trust, Series 2012-2, Class A, 1 mo. USD LIBOR + .700%, FRN 1.456% 1/25/29	4,120,289	4,027,641
SLM Student Loan Trust, Series 2008-5, Class B, 3 mo. USD LIBOR + 1.850%, FRN 2.731% 7/25/29	3,735,000	3,477,657
SLM Student Loan Trust, Series 2008-9, Class B, 3 mo. USD LIBOR + 2.250%, FRN 3.131% 10/25/83	3,630,000	3,510,692
Wachovia Student Loan Trust, Series 2006-1, Class A6, 3 mo. USD LIBOR + .170%, FRN (a) 1.051% 4/25/40	3,300,000	2,853,976

		57,409,752

WL Collateral CMO — 3.7%
Bear Stearns ALT-A Trust, Series 2005-4, Class 25A1, VRN 2.926% 5/25/35	3,471,834	3,209,424
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR2, Class 1A2, VRN 3.013% 3/25/36	22,556	21,476
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA9, Class 2A1, VRN 2.884% 11/25/35	5,871,816	5,361,447
Indymac Index Mortgage Loan Trust, Series 2007-FLX1, Class A2, 1 mo. LIBOR + .180%, FRN 0.936% 2/25/37	3,363,182	3,304,945
JP Morgan Mortgage Trust, Series 2005-A5, Class 1A2, FRN 3.242% 8/25/35	1,715,141	1,698,692
MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 4A1, VRN 2.705% 4/25/34	2,439,374	2,375,281
Morgan Stanley Resecuritization Trust, Series 2014-R8, Class 3A, 12 mo. MTA + .750%, FRN (a) 1.272% 6/26/47	5,322,857	5,120,738
RALI Trust, Series 2006-QA7, Class 2A1, 1 mo. USD LIBOR + .185%, FRN 0.941% 8/25/36	1,534,558	1,306,486

	Principal Amount	Value
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A1A, 1 mo. USD LIBOR + .310%, FRN 0.902% 1/25/45	$2,489,770	$2,311,892
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-7, Class 4CB 7.000% 8/25/35	5,093,704	3,413,273
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class IIA1, VRN 2.996% 2/25/34	1,001,534	1,051,785
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-2, Class 1A1 5.000% 3/25/36	1,577,384	1,570,434
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR3, Class A4, VRN 5.948% 4/25/37	4,151,662	3,845,835

		34,591,708

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $154,560,853)		155,344,095

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 29.8%
Collateralized Mortgage Obligations — 1.5%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KS02, Class A 1.141% 8/25/23 1 mo. LIBOR + .380%, FRN	2,966,113	2,963,341
Series KJ05, Class A1 1.418% 5/25/21	4,705,052	4,649,588
Series K040, Class A2 3.241% 9/25/24	3,345,000	3,453,418
Series K151, Class A3 3.511% 4/25/30	2,870,000	2,931,015

		13,997,362

Pass-Through Securities — 28.3%
Federal Home Loan Mortgage Corp. Pool #G18622 2.500% 12/01/31	9,749,378	9,781,367
Pool #G18596 3.000% 4/01/31	1,194,495	1,227,763
Pool #G08741 3.000% 1/01/46	4,025,000	4,004,718
Pool #G08715 3.000% 8/01/46	5,456,421	5,427,220

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #G08721 3.000% 9/01/46	$737,275	$733,330
Pool #G08726 3.000% 10/01/46	9,874,639	9,824,880
Pool #G08732 3.000% 11/01/46	6,704,739	6,670,953
Pool #G07848 3.500% 4/01/44	11,283,963	11,681,987
Pool #G07924 3.500% 1/01/45	11,152,531	11,493,641
Pool #G60138 3.500% 8/01/45	7,221,954	7,456,386
Pool #G60238 3.500% 10/01/45	11,968,146	12,322,983
Pool #G08681 3.500% 12/01/45	6,737,552	6,905,727
Pool #G08698 3.500% 3/01/46	9,346,358	9,579,651
Pool #G08702 3.500% 4/01/46	3,799,253	3,894,382
Pool #G08711 3.500% 6/01/46	5,694,305	5,837,329
Pool #G08716 3.500% 8/01/46	8,062,681	8,265,192
Federal National Mortgage Association Pool #AM0359 2.310% 8/01/22	2,200,000	2,180,270
Pool #MA2740 2.500% 9/01/26	4,854,500	4,946,280
Pool #AN2913 2.610% 11/01/28	2,065,000	1,959,844
Pool #AN2275 2.680% 8/01/28	2,940,000	2,814,911
Pool #AN1609 2.950% 5/01/31	2,294,547	2,236,670
Pool #MA1607 3.000% 10/01/33	5,753,504	5,877,788
Pool #AN1282 3.010% 4/01/28	820,000	813,485
Pool #AM9343 3.380% 9/01/30	1,905,000	1,924,357
Pool #466386 3.430% 10/01/20	2,927,019	3,047,891
Pool #AN0877 3.500% 2/01/31	983,023	1,009,017
Pool #AB4262 3.500% 1/01/32	5,050,656	5,275,765
Pool #MA1148 3.500% 8/01/42	10,412,746	10,710,892
Pool #466216 3.540% 10/01/20	2,500,000	2,614,586
Pool #AM4407 3.650% 9/01/23	1,932,719	2,035,301

	Principal Amount	Value
Pool #468518 3.930% 7/01/21	$1,757,830	$1,867,812
Pool #AL9027 4.000% 9/01/46	7,216,411	7,598,938
Pool #AL9549 4.000% 9/01/46	3,155,000	3,322,240
Pool #FN0003 4.284% 1/01/21	2,727,854	2,922,341
Pool #468066 4.295% 6/01/21	4,151,959	4,472,287
Pool #AL9108 4.500% 12/01/34	381,075	410,236
Pool #AL9106 4.500% 2/01/46	1,455,219	1,567,032
Pool #AL9107 4.500% 3/01/46	2,120,691	2,280,323
Pool #AL9105 4.500% 10/01/46	2,875,576	3,095,625
Pool #467731 4.620% 4/01/21	2,067,483	2,245,496
Federal National Mortgage Association TBA Pool #3348 2.500% 3/01/29 (b)	6,030,000	6,043,662
Pool #1312 3.000% 9/01/28 (b)	6,645,000	6,819,950
Pool #4241 3.000% 5/01/44 (b)	9,840,000	9,783,113
Pool #9174 4.000% 12/01/42 (b)	8,585,000	9,024,981
Government National Mortgage Association II Pool #MA4126 3.000% 12/20/46	7,195,000	7,299,271
Pool #MA3521 3.500% 3/20/46	4,807,943	5,004,017
Pool #MA3597 3.500% 4/20/46	5,027,667	5,232,701
Pool #MA3663 3.500% 5/20/46	3,538,877	3,683,473
Government National Mortgage Association II TBA Pool #188 3.000% 12/01/44 (b)	5,045,000	5,109,639
Pool #207 3.500% 7/01/44 (b)	12,140,000	12,623,704

		262,961,407

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $280,835,090)		276,958,769

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value

U.S. TREASURY OBLIGATIONS — 23.5%
U.S. Treasury Bonds & Notes — 23.5%
U.S. Treasury Bond 2.875% 11/15/46	$31,485,000	$30,400,244
U.S. Treasury Inflation Index 0.375% 7/15/25	14,106,420	14,029,794
U.S. Treasury Inflation Index 0.750% 2/15/45	11,367,934	10,696,555
U.S. Treasury Inflation Index 1.375% 2/15/44	1,114,904	1,216,707
U.S. Treasury Note 0.750% 10/31/17	13,580,000	13,566,804
U.S. Treasury Note 1.000% 11/30/18	9,245,000	9,215,117
U.S. Treasury Note 1.250% 10/31/21	4,480,000	4,344,331
U.S. Treasury Note 1.500% 12/31/18	2,640,000	2,655,056
U.S. Treasury Note 1.500% 1/31/22	20,595,000	20,128,596
U.S. Treasury Note 1.750% 11/30/21	42,450,000	42,136,184
U.S. Treasury Note 2.000% 12/31/21	29,535,000	29,637,454
U.S. Treasury Note 2.000% 11/15/26	41,975,000	40,394,381

		218,421,223

TOTAL U.S. TREASURY OBLIGATIONS (Cost $219,641,691)		218,421,223

TOTAL BONDS & NOTES (Cost $950,225,389)		947,518,560

TOTAL LONG-TERM INVESTMENTS (Cost $950,225,389)		947,518,560

SHORT-TERM INVESTMENTS — 7.8%
Repurchase Agreement — 4.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 12/30/16, 0.010%, due 1/03/17 (c)	40,525,666	40,525,666

Sovereign Debt Obligations — 3.3%
Japan Treasury Discount Bill JPY (d) 0.000% 1/10/17	2,300,000,000	19,679,046
Japan Treasury Discount Bill JPY (d) 0.000% 3/13/17	1,320,000,000	11,300,419

		30,979,465

	Principal Amount	Value
U.S. Treasury Bill — 0.1%
U.S. Treasury Bill (e) 0.000% 4/06/17	$585,000	$584,204

TOTAL SHORT-TERM INVESTMENTS (Cost $75,456,010)		72,089,335

TOTAL INVESTMENTS — 109.7% (Cost $1,025,681,399) (f)		1,019,607,895

Other Assets/(Liabilities) — (9.7)%		(90,156,374)

NET ASSETS — 100.0%		$929,451,521

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ABS	Asset-Backed Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
JPY	Japanese Yen
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, these securities amounted to a value of $87,017,764 or 9.36% of net assets.
(b)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(c)	Maturity value of $40,525,711. Collateralized by U.S. Government Agency obligations with rates ranging from 2.250% – 8.125%, maturity dates ranging from 7/31/21 – 8/15/21, and an aggregate market value, including accrued interest, of $41,341,003.
(d)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(e)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments

December 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.1%

PREFERRED STOCK — 0.1%
Financial — 0.1%
Diversified Financial — 0.1%
Citigroup Capital XIII, 3 mo. USD LIBOR + 6.370%, VRN 7.122%	6,050	$156,211

TOTAL PREFERRED STOCK (Cost $162,660)		156,211

TOTAL EQUITIES (Cost $162,660)		156,211

	Principal Amount
BONDS & NOTES — 98.4%

BANK LOANS — 3.8%
Airlines — 0.2%
American Airlines, Inc., New Term Loan 3.256% 6/27/20	$485,109	487,259

Beverages — 0.0%
Keurig Green Mountain, Inc., USD Term Loan B 5.281% 3/03/23	113,246	114,803

Building Materials — 0.1%
American Builders & Contractors Supply Co., Inc., Term Loan B 3.520% 10/31/23	327,475	330,248

Coal — 0.1%
Murray Energy Corp., Term Loan B2 8.250% 4/16/20	205,234	195,615

Commercial Services — 0.1%
Brickman Group Ltd. LLC, 1st Lien Term Loan 4.000% 12/18/20	127,702	127,919
Jaguar Holding Co. II, 2015 Term Loan B 4.250% 8/18/22	341,606	345,107

		473,026

Diversified Financial Services — 0.1%
Ziggo Financing Partnership, USD Term Loan B1 3.500% 1/15/22	107,238	107,686
Ziggo Financing Partnership, USD Term Loan B2A 3.500% 1/15/22	63,553	63,818
Ziggo Financing Partnership, USD Term Loan B3 3.701% 1/15/22	19,748	19,830

		191,334

	Principal Amount	Value
Electric — 0.3%
Energy Future Intermediate Holding Co. LLC, 2016 DIP Term Loan 4.250% 6/30/17	$1,060,000	$1,066,095

Entertainment — 0.1%
UPC Financing Partnership, USD Term Loan AN 4.080% 8/31/24	330,000	333,300

Health Care – Services — 0.4%
DaVita HealthCare Partners, Inc., Term Loan B 3.520% 6/24/21	309,207	311,835
HCA, Inc., Term Loan B7 3.520% 2/15/24	349,125	353,109
MPH Acquisition Holdings LLC, 2016 Term Loan B 5.000% 6/07/23	296,945	301,878
Select Medical Corp., Series F Term Loan B 6.875% 3/03/21	277,900	281,604

		1,248,426

Investment Companies — 0.0%
RPI Finance Trust, Term Loan B5 3.498% 10/14/22	34,588	34,977

Leisure Time — 0.0%
Aristocrat Technologies, Inc., 2016 Term Loan B 3.631% 10/20/21	37,383	37,749

Lodging — 0.2%
Boyd Gaming Corp., Term Loan B2 3.756% 9/15/23	159,600	161,338
Hilton Worldwide Finance LLC, Term Loan B2 3.256% 10/25/23	378,599	382,669

		544,007

Machinery – Diversified — 0.0%
Gardner Denver, Inc., USD Term Loan 4.408% 7/30/20	95,553	94,500

Media — 0.4%
Charter Communications Operating LLC, 2016 Term Loan I 3.005% 1/24/23	318,396	320,045
CSC Holdings, LLC, 2016 Term Loan 3.876% 10/11/24	65,954	66,600
Univision Communications, Inc., Term Loan C3 4.000% 3/01/20	343,515	345,171

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Univision Communications, Inc., Term Loan C4 4.000% 3/01/20	$422,093	$424,203

		1,156,019

Packaging & Containers — 0.2%
Berry Plastics Holding Corp., Term Loan H 3.750% 10/01/22	300,244	303,061
Reynolds Group Holdings, Inc., 2016 USD Term Loan 4.250% 2/05/23	319,212	323,128

		626,189

Pharmaceuticals — 0.2%
DPx Holdings B.V., 2014 USD Incremental Term Loan 4.250% 3/11/21	353,652	356,011
Valeant Pharmaceuticals International, Inc., Term Loan B F1 5.500% 4/01/22	254,186	254,234

		610,245

Retail — 0.9%
1011778 B.C. Unlimited Liability Co., Term Loan B2 3.750% 12/10/21	379,966	383,055
Academy, Ltd., 2015 Term Loan B 5.000% 7/01/22	306,968	283,485
Albertsons, LLC, USD 2016 Term Loan B4 3.770% 8/22/21	239,400	240,597
Albertsons, LLC, USD 2016 Term Loan B6 4.061% 6/22/23	80,000	80,500
Dollar Tree, Inc., Term Loan B3 3.250% 7/06/22	105,867	106,727
Michaels Stores, Inc., 2016 Term Loan B1 3.750% 1/30/23	324,882	328,436
The Neiman Marcus Group, Inc., 2020 Term Loan 4.250% 10/25/20	324,987	281,683
Party City Holdings, Inc., 2016 Term Loan 4.210% 8/19/22	357,928	360,949
Petco Animal Supplies, Inc., 2016 Term Loan B1 5.000% 1/26/23	319,196	320,565
PetSmart, Inc., Term Loan B2 4.000% 3/11/22	384,150	385,110

		2,771,107

Software — 0.1%
First Data Corp., 2016 USD Term Loan 3.756% 3/24/21	336,404	340,189

	Principal Amount	Value
Telecommunications — 0.3%
Level 3 Financing, Inc., 2015 Term Loan B2 0.000% 5/31/22	$330,000	$333,712
T-Mobile USA, Inc., Term Loan B 3.520% 11/09/22	348,370	352,363
Virgin Media Investment Holdings Ltd., USD Term Loan I 3.500% 1/31/25	318,737	319,974

		1,006,049

Transportation — 0.1%
Air Medical Group Holdings, Inc., Term Loan B 4.250% 4/28/22	157,600	157,206
XPO Logistics, Inc., Term Loan B2 4.250% 10/30/21	232,226	235,057

		392,263

TOTAL BANK LOANS (Cost $12,068,002)		12,053,400

CORPORATE DEBT — 26.6%
Advertising — 0.0%
WPP Finance 2010 5.125% 9/07/42	60,000	60,018

Aerospace & Defense — 0.3%
The Boeing Co. 4.875% 2/15/20	10,000	10,872
The Boeing Co. 6.000% 3/15/19	130,000	141,963
Harris Corp. 5.054% 4/27/45	80,000	84,466
Lockheed Martin Corp. 3.550% 1/15/26	350,000	357,599
Lockheed Martin Corp. 4.500% 5/15/36	60,000	63,791
Raytheon Co. 3.125% 10/15/20	120,000	123,887
United Technologies Corp. 4.500% 6/01/42	100,000	107,040

		889,618

Agriculture — 0.6%
Altria Group, Inc. 2.850% 8/09/22	210,000	210,257
Altria Group, Inc. 4.750% 5/05/21	290,000	316,042
Altria Group, Inc. 5.375% 1/31/44	90,000	103,961
Altria Group, Inc. 9.250% 8/06/19	180,000	212,395
Philip Morris International, Inc. 2.500% 8/22/22	80,000	78,277

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Philip Morris International, Inc. 2.900% 11/15/21	$240,000	$243,219
Philip Morris International, Inc. 4.500% 3/20/42	80,000	81,634
Reynolds American, Inc. 3.250% 6/12/20	65,000	66,603
Reynolds American, Inc. 5.850% 8/15/45	620,000	734,158
Reynolds American, Inc. 8.125% 6/23/19	10,000	11,408

		2,057,954

Airlines — 0.1%
Delta Air Lines, Inc., Series 2007-1 Class A 6.821% 2/10/24	184,591	212,279
United Air Lines, Inc. 9.750% 7/15/18	49,110	49,267

		261,546

Auto Manufacturers — 0.4%
Fiat Chrysler Automobiles NV 4.500% 4/15/20	200,000	204,000
Ford Motor Co. 4.750% 1/15/43	140,000	132,917
Ford Motor Credit Co. LLC 8.125% 1/15/20	420,000	484,336
General Motors Co. 6.250% 10/02/43	300,000	331,644
General Motors Financial Co., Inc. 3.250% 5/15/18	20,000	20,262
General Motors Financial Co., Inc. 3.450% 4/10/22	30,000	29,668
General Motors Financial Co., Inc. 4.250% 5/15/23	10,000	10,120
General Motors Financial Co., Inc. 4.375% 9/25/21	80,000	82,985

		1,295,932

Automotive & Parts — 0.1%
American Axle & Manufacturing Inc, Series A 6.625% 10/15/22	210,000	216,552
The Goodyear Tire & Rubber Co. 5.000% 5/31/26	110,000	109,498
The Goodyear Tire & Rubber Co. 5.125% 11/15/23	100,000	103,000

		429,050

Banks — 6.3%
Bank of America Corp. 3.300% 1/11/23	90,000	90,301
Bank of America Corp. 3.500% 4/19/26	290,000	286,135

	Principal Amount	Value
Bank of America Corp. 3.875% 8/01/25	$250,000	$254,208
Bank of America Corp. 4.000% 4/01/24	270,000	278,461
Bank of America Corp. 4.000% 1/22/25	270,000	270,339
Bank of America Corp. 4.125% 1/22/24	290,000	301,383
Bank of America Corp. 4.200% 8/26/24	380,000	387,107
Bank of America Corp. 4.450% 3/03/26	50,000	51,527
Bank of America Corp. 4.875% 4/01/44	220,000	238,716
Bank of America Corp. 5.000% 5/13/21	220,000	239,588
Bank of America Corp. 5.000% 1/21/44	510,000	558,497
Bank of America Corp. 5.625% 7/01/20	210,000	230,906
Bank of America Corp. 5.650% 5/01/18	90,000	94,299
Bank of America Corp. 5.750% 12/01/17	30,000	31,075
Bank of America Corp. 3 mo. USD LIBOR + 3.705%, VRN 6.250% 9/29/49	200,000	200,000
Bank of America Corp. 7.625% 6/01/19	40,000	44,949
Barclays Bank PLC (a) 6.050% 12/04/17	130,000	134,301
BNP Paribas SA 2.375% 9/14/17	130,000	130,868
CIT Group Inc 5.000% 8/15/22	180,000	187,650
CIT Group, Inc. 5.000% 8/01/23	130,000	134,225
Citigroup, Inc. 4.300% 11/20/26	1,070,000	1,079,767
Citigroup, Inc. 4.400% 6/10/25	340,000	347,837
Citigroup, Inc. 4.450% 9/29/27	610,000	619,666
Citigroup, Inc. 4.650% 7/30/45	441,000	464,835
Citigroup, Inc. 4.750% 5/18/46	40,000	40,046
Citigroup, Inc. 5.300% 5/06/44	16,000	17,235
Citigroup, Inc. 3 mo. USD LIBOR + 3.905%, VRN 5.950% 12/29/49	500,000	493,850

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Citigroup, Inc. 3 mo. USD LIBOR + 3.423%, VRN 6.300% 12/29/49	$150,000	$148,725
Citigroup, Inc. 6.625% 6/15/32	20,000	24,262
Commonwealth Bank of Australia (a) 5.000% 10/15/19	70,000	75,201
Cooperatieve Rabobank UA 4.375% 8/04/25	280,000	287,316
Cooperatieve Rabobank UA 4.625% 12/01/23	250,000	263,022
Cooperatieve Rabobank UA 5.250% 8/04/45	295,000	320,511
Cooperatieve Rabobank UA 3 mo. USD LIBOR + 10.868%, VRN (a) 11.000% 12/29/49	210,000	246,813
Credit Agricole SA 3 mo. USD LIBOR + 6.982%, VRN (a) 8.375% 10/29/49	480,000	526,570
Credit Suisse Group Funding Guernsey Ltd. 4.875% 5/15/45	260,000	266,883
The Goldman Sachs Group, Inc. 2.375% 1/22/18	70,000	70,416
The Goldman Sachs Group, Inc. 3.500% 11/16/26	200,000	195,397
The Goldman Sachs Group, Inc. 3.850% 7/08/24	90,000	91,871
The Goldman Sachs Group, Inc. 4.250% 10/21/25	260,000	264,119
The Goldman Sachs Group, Inc. 4.750% 10/21/45	180,000	190,016
The Goldman Sachs Group, Inc. 5.150% 5/22/45	490,000	515,313
The Goldman Sachs Group, Inc. 6.450% 5/01/36	20,000	23,835
HSBC Holdings PLC 3.400% 3/08/21	490,000	498,271
HSBC Holdings PLC 3.900% 5/25/26	370,000	372,527
HSBC Holdings PLC 4.250% 8/18/25	330,000	333,019
HSBC Holdings PLC 6.500% 9/15/37	300,000	371,908
ING Bank NV (a) 5.800% 9/25/23	210,000	230,746
Intesa Sanpaolo SpA (a) 5.017% 6/26/24	450,000	415,883
JP Morgan Chase & Co. 3.625% 5/13/24	80,000	81,375
JP Morgan Chase & Co. 3.875% 9/10/24	300,000	303,551
JP Morgan Chase & Co. 4.250% 10/01/27	70,000	71,920

	Principal Amount	Value
JP Morgan Chase & Co. 4.950% 6/01/45	$290,000	$309,230
Nordea Bank AB (a) 4.875% 5/13/21	390,000	419,015
Royal Bank of Scotland Group PLC 6.000% 12/19/23	240,000	249,289
Royal Bank of Scotland Group PLC 6.100% 6/10/23	210,000	219,809
Royal Bank of Scotland Group PLC 6.125% 12/15/22	110,000	116,967
Royal Bank of Scotland NV 4.650% 6/04/18	70,000	71,163
Standard Chartered PLC (a) 5.700% 3/26/44	470,000	469,409
State Street Corp. 4.956% 3/15/18	280,000	289,274
UBS Group Funding Jersey Ltd. (a) 4.125% 9/24/25	210,000	214,046
Wachovia Capital Trust III 3 mo. USD LIBOR + .930%, VRN 5.570% 3/29/49	630,000	618,219
Wells Fargo & Co. 3.000% 10/23/26	380,000	361,911
Wells Fargo & Co. 3.450% 2/13/23	120,000	120,432
Wells Fargo & Co. 4.300% 7/22/27	660,000	678,859
Wells Fargo & Co. 4.400% 6/14/46	180,000	172,270
Wells Fargo & Co. 4.480% 1/16/24	991,000	1,043,186
Wells Fargo & Co. 4.600% 4/01/21	40,000	42,982
Wells Fargo & Co. 4.650% 11/04/44	100,000	98,423
Wells Fargo & Co. 4.750% 12/07/46	320,000	324,754
Wells Fargo & Co. 4.900% 11/17/45	290,000	297,865
Wells Fargo & Co. 5.375% 11/02/43	110,000	121,401
Wells Fargo & Co. 3 mo. USD LIBOR + 3.990%, VRN 5.875% 12/29/49	70,000	73,493
Wells Fargo Bank NA 6.000% 11/15/17	250,000	259,448

		19,968,686

Beverages — 1.2%
Anheuser-Busch InBev Finance, Inc. 2.650% 2/01/21	190,000	191,092
Anheuser-Busch InBev Finance, Inc. 3.300% 2/01/23	260,000	264,610

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Anheuser-Busch InBev Finance, Inc. 3.650% 2/01/26	$730,000	$741,089
Anheuser-Busch InBev Finance, Inc. 4.900% 2/01/46	990,000	1,070,061
Anheuser-Busch InBev Worldwide, Inc. 2.500% 7/15/22	240,000	236,209
Anheuser-Busch InBev Worldwide, Inc. 5.000% 4/15/20	100,000	108,695
Anheuser-Busch InBev Worldwide, Inc. 5.375% 1/15/20	260,000	283,580
Diageo Capital PLC 4.828% 7/15/20	200,000	216,914
Diageo Investment Corp. 2.875% 5/11/22	150,000	150,900
Molson Coors Brewing Co. 3.500% 5/01/22	30,000	30,881
PepsiCo, Inc. 4.000% 3/05/42	50,000	49,627
Pernod Ricard SA (a) 2.950% 1/15/17	180,000	180,097
Pernod Ricard SA (a) 4.450% 1/15/22	250,000	265,244

		3,788,999

Biotechnology — 0.3%
Amgen, Inc. 3.625% 5/22/24	30,000	30,517
Amgen, Inc. (a) 4.663% 6/15/51	34,000	32,678
Celgene Corp. 3.550% 8/15/22	40,000	41,024
Celgene Corp. 3.625% 5/15/24	40,000	40,195
Celgene Corp. 3.875% 8/15/25	10,000	10,143
Celgene Corp. 5.000% 8/15/45	160,000	166,357
Celgene Corp. 5.250% 8/15/43	70,000	73,841
Gilead Sciences, Inc. 3.700% 4/01/24	210,000	215,549
Gilead Sciences, Inc. 4.500% 2/01/45	10,000	9,992
Gilead Sciences, Inc. 4.750% 3/01/46	200,000	206,934

		827,230

Chemicals — 0.3%
Ecolab, Inc. 4.350% 12/08/21	50,000	54,033
Equate Petrochemical BV (a) 4.250% 11/03/26	230,000	219,484
OCP SA (a) 4.500% 10/22/25	330,000	315,275

	Principal Amount	Value
Potash Corp. of Saskatchewan, Inc. 4.875% 3/30/20	$50,000	$53,157
Westlake Chemical Corp. (a) 4.625% 2/15/21	140,000	144,900
Westlake Chemical Corp. (a) 4.875% 5/15/23	90,000	93,375

		880,224

Commercial Services — 0.1%
Catholic Health Initiatives 4.350% 11/01/42	20,000	17,765
United Business Media Ltd. (a) 5.750% 11/03/20	110,000	115,644
United Rentals North America, Inc. 5.500% 7/15/25	140,000	142,800
United Rentals North America, Inc. 5.875% 9/15/26	90,000	92,587

		368,796

Computers — 0.4%
Apple, Inc. 2.450% 8/04/26	370,000	347,262
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (a) 3.480% 6/01/19	470,000	479,779
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (a) 4.420% 6/15/21	400,000	413,898

		1,240,939

Diversified Financial — 2.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.750% 5/15/19	150,000	152,812
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.500% 5/15/21	160,000	165,816
Ally Financial, Inc. 3.500% 1/27/19	80,000	80,400
Ally Financial, Inc. 7.500% 9/15/20	296,000	331,890
Boeing Capital Corp. 4.700% 10/27/19	150,000	161,822
Citigroup, Inc. 3 mo. USD LIBOR + 3.466%, VRN 5.350% 12/31/49	100,000	94,250
Citigroup, Inc. 5.500% 9/13/25	170,000	186,832
Citigroup, Inc. 3 mo. USD LIBOR + 4.230%, VRN 5.900% 12/29/49	40,000	40,450
Citigroup, Inc. 3 mo. USD LIBOR + 4.068%, VRN 5.950% 7/29/49	100,000	101,375

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Citigroup, Inc. 8.125% 7/15/39	$10,000	$14,859
Federal National Mortgage Association 0.010% 10/09/19	1,460,000	1,384,895
GE Capital International Funding Co. Unlimited Co. 2.342% 11/15/20	215,000	214,897
GE Capital International Funding Co. Unlimited Co. 4.418% 11/15/35	380,000	398,205
General Electric Co. 4.375% 9/16/20	10,000	10,748
General Electric Co. 4.650% 10/17/21	170,000	186,480
General Electric Co. 5.300% 2/11/21	75,000	83,179
General Electric Co. 5.875% 1/14/38	86,000	108,233
General Electric Co. 6.875% 1/10/39	156,000	219,951
The Goldman Sachs Group, Inc. 4.000% 3/03/24	100,000	103,742
The Goldman Sachs Group, Inc. 5.250% 7/27/21	100,000	109,599
The Goldman Sachs Group, Inc. 6.000% 6/15/20	290,000	321,593
The Goldman Sachs Group, Inc. 6.250% 2/01/41	770,000	954,467
The Goldman Sachs Group, Inc. 6.750% 10/01/37	80,000	98,788
HSBC Finance Corp. 6.676% 1/15/21	460,000	517,059
Hyundai Capital America (a) 2.125% 10/02/17	70,000	70,132
International Lease Finance Corp. 5.875% 8/15/22	70,000	75,950
International Lease Finance Corp. 8.625% 1/15/22	180,000	216,225
John Deere Capital Corp. 1.700% 1/15/20	40,000	39,541
John Deere Capital Corp. 2.250% 4/17/19	100,000	101,076
JP Morgan Chase & Co. 4.350% 8/15/21	40,000	42,792
KKR Group Finance Co. II LLC (a) 5.500% 2/01/43	20,000	20,075
Merrill Lynch & Co., Inc. 6.875% 4/25/18	110,000	116,920
Morgan Stanley 4.750% 3/22/17	40,000	40,301
Morgan Stanley 5.500% 7/24/20	200,000	219,042

	Principal Amount	Value
Quicken Loans, Inc. (a) 5.750% 5/01/25	$90,000	$87,525
Synchrony Financial 2.700% 2/03/20	200,000	199,407
Toyota Motor Credit Corp. 1.250% 10/05/17	290,000	289,962
Visa, Inc. 3.150% 12/14/25	490,000	492,149
Visa, Inc. 4.300% 12/14/45	260,000	274,434

		8,327,873

Electric — 1.0%
AES Corp. 4.875% 5/15/23	230,000	227,171
AES Corp. 5.500% 3/15/24	10,000	10,175
AES Corp. 5.500% 4/15/25	90,000	90,000
Duke Energy Corp. 3.750% 4/15/24	100,000	103,123
Exelon Corp. 5.625% 6/15/35	290,000	320,890
FirstEnergy Corp. 2.750% 3/15/18	70,000	70,636
FirstEnergy Corp. 4.250% 3/15/23	310,000	320,476
FirstEnergy Corp. Series C 7.375% 11/15/31	630,000	812,006
Majapahit Holding BV (b) 7.750% 1/20/20	370,000	415,325
Midamerican Energy Holdings Co. 6.500% 9/15/37	110,000	143,185
Pacific Gas & Electric Co. 5.800% 3/01/37	110,000	134,197
Pacific Gas & Electric Co. 6.050% 3/01/34	520,000	650,763
Pacific Gas & Electric Co. 8.250% 10/15/18	50,000	55,507

		3,353,454

Electronics — 0.0%
Thermo Fisher Scientific, Inc. 3.600% 8/15/21	90,000	93,016

Engineering & Construction — 0.0%
ABB Finance USA, Inc. 4.375% 5/08/42	20,000	20,983

Entertainment — 0.0%
GLP Capital LP/GLP Financing II, Inc. 5.375% 4/15/26	40,000	41,716

Environmental Controls — 0.1%
Waste Management, Inc. 3.500% 5/15/24	90,000	92,794

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Waste Management, Inc. 4.600% 3/01/21	$30,000	$32,360
Waste Management, Inc. 7.375% 5/15/29	50,000	65,280

		190,434

Foods — 0.7%
Danone SA (a) 2.077% 11/02/21	250,000	242,774
Danone SA (a) 2.589% 11/02/23	570,000	549,230
Danone SA (a) 2.947% 11/02/26	550,000	524,856
Kraft Heinz Foods Co. 3.500% 6/06/22	170,000	172,885
Kraft Heinz Foods Co. 5.375% 2/10/20	136,000	147,302
Kraft Heinz Foods Co. 3.950% 7/15/25	100,000	101,303
Kraft Heinz Foods Co. (a) 4.875% 2/15/25	122,000	131,611
Kraft Heinz Foods Co. 5.000% 7/15/35	120,000	125,892
Kraft Heinz Foods Co. 5.200% 7/15/45	70,000	73,277
The Kroger Co. 6.400% 8/15/17	30,000	30,892
Tyson Foods, Inc. 5.150% 8/15/44	40,000	41,475
WM Wrigley Jr. Co. (a) 2.400% 10/21/18	40,000	40,358
WM Wrigley Jr. Co. (a) 2.900% 10/21/19	130,000	132,270
WM Wrigley Jr. Co. (a) 3.375% 10/21/20	10,000	10,280

		2,324,405

Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA 4.750% 1/11/22	130,000	135,244
Georgia-Pacific LLC 8.875% 5/15/31	60,000	88,900

		224,144

Health Care – Products — 0.4%
Abbott Laboratories 3.750% 11/30/26	240,000	238,342
Abbott Laboratories 4.750% 11/30/36	160,000	162,659
Abbott Laboratories 4.900% 11/30/46	200,000	205,267
Becton Dickinson & Co. 3.734% 12/15/24	65,000	66,470
Becton Dickinson & Co. 4.685% 12/15/44	50,000	51,797

	Principal Amount	Value
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (a) 5.500% 4/15/25	$10,000	$8,950
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (a) 5.625% 10/15/23	40,000	37,300
Medtronic, Inc. 3.125% 3/15/22	180,000	183,907
Medtronic, Inc. 3.500% 3/15/25	260,000	267,726
Medtronic, Inc. 4.625% 3/15/45	190,000	205,470

		1,427,888

Health Care – Services — 0.6%
Aetna, Inc. 2.400% 6/15/21	190,000	189,140
Aetna, Inc. 2.800% 6/15/23	40,000	39,400
Aetna, Inc. 3.200% 6/15/26	240,000	237,425
Aetna, Inc. 4.375% 6/15/46	50,000	50,207
Anthem, Inc. 5.875% 6/15/17	20,000	20,405
Anthem, Inc. 7.000% 2/15/19	50,000	54,802
Centene Corp. 4.750% 5/15/22	100,000	101,000
Centene Corp. 4.750% 1/15/25	80,000	78,100
Centene Corp. 5.625% 2/15/21	10,000	10,514
Centene Corp. 6.125% 2/15/24	50,000	52,688
DaVita, Inc. 5.000% 5/01/25	20,000	19,675
Fresenius Medical Care US Finance II, Inc. (a) 4.125% 10/15/20	50,000	51,750
Fresenius Medical Care US Finance II, Inc. (a) 4.750% 10/15/24	70,000	70,700
Fresenius Medical Care US Finance II, Inc. (a) 5.875% 1/31/22	50,000	54,750
HCA, Inc. 5.250% 6/15/26	70,000	72,362
HCA, Inc. 5.875% 3/15/22	190,000	204,725
HCA, Inc. 5.875% 5/01/23	80,000	85,000
HCA, Inc. 6.500% 2/15/20	60,000	65,640

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
HCA, Inc. 7.500% 2/15/22	$40,000	$45,400
Humana, Inc. 3.150% 12/01/22	40,000	39,970
Humana, Inc. 4.625% 12/01/42	70,000	67,158
Tenet Healthcare Corp. 6.750% 6/15/23	10,000	8,825
Tenet Healthcare Corp. 8.125% 4/01/22	140,000	132,090
UnitedHealth Group, Inc. 3.750% 7/15/25	50,000	51,762
UnitedHealth Group, Inc. 5.800% 3/15/36	70,000	85,182
WellPoint, Inc. 3.125% 5/15/22	50,000	50,025
WellPoint, Inc. 3.700% 8/15/21	70,000	72,375

		2,011,070

Home Builders — 0.1%
NVR, Inc. 3.950% 9/15/22	100,000	101,915
Taylor Morrison Communities, Inc./Monarch Communities, Inc. (a) 5.250% 4/15/21	120,000	123,000

		224,915

Household Products — 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC 5.750% 10/15/20	10,000	10,312
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC 6.875% 2/15/21	97,220	100,040
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu (a) 5.125% 7/15/23	60,000	61,275
Spectrum Brands, Inc. 5.750% 7/15/25	60,000	62,250

		233,877

Housewares — 0.1%
Newell Brands, Inc. 3.150% 4/01/21	80,000	81,416
Newell Brands, Inc. 3.850% 4/01/23	170,000	176,342
Newell Brands, Inc. 4.200% 4/01/26	140,000	146,129

		403,887

Insurance — 0.7%
American International Group, Inc. 3.750% 7/10/25	210,000	211,355

	Principal Amount	Value
American International Group, Inc. 3 mo. USD LIBOR + 2.056%, VRN 6.250% 3/15/87	$234,000	$235,170
Chubb INA Holdings, Inc. 2.300% 11/03/20	70,000	69,984
Chubb INA Holdings, Inc. 3.350% 5/03/26	80,000	81,033
Chubb INA Holdings, Inc. 4.350% 11/03/45	230,000	242,950
MetLife Capital Trust IV (a) 7.875% 12/15/37	200,000	241,100
MetLife, Inc. 6.400% 12/15/36	190,000	205,200
Teachers Insurance & Annuity Association of America (a) 4.900% 9/15/44	200,000	216,351
Teachers Insurance & Annuity Association of America (a) 6.850% 12/16/39	260,000	337,408
Voya Financial, Inc. 2.900% 2/15/18	31,000	31,384
Voya Financial, Inc. 5.700% 7/15/43	200,000	218,192

		2,090,127

Internet — 0.1%
Amazon.com, Inc. 4.950% 12/05/44	180,000	205,298
Netflix, Inc. 5.875% 2/15/25	50,000	53,938

		259,236

Iron & Steel — 0.2%
ArcelorMittal 7.250% 2/25/22	50,000	56,375
ArcelorMittal 8.000% 10/15/39	60,000	65,840
Steel Dynamics, Inc. 6.375% 8/15/22	60,000	62,550
Vale Overseas Ltd. 6.875% 11/21/36	361,000	355,585

		540,350

Leisure Time — 0.1%
NCL Corp. Ltd. (a) 4.625% 11/15/20	140,000	142,450
NCL Corp. Ltd. (a) 4.750% 12/15/21	40,000	39,975

		182,425

Manufacturing — 0.2%
Eaton Corp. 1.500% 11/02/17	70,000	70,058
Eaton Corp. 2.750% 11/02/22	570,000	564,547

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
General Electric Co. 4.500% 3/11/44	$60,000	$64,409

		699,014

Media — 1.2%
21st Century Fox America, Inc. 6.200% 12/15/34	20,000	23,495
21st Century Fox America, Inc. 6.650% 11/15/37	30,000	36,917
Altice Financing SA (a) 6.625% 2/15/23	200,000	205,500
Charter Communications Operating LLC/Charter Communications Operating Capital 4.464% 7/23/22	30,000	31,351
Charter Communications Operating LLC/Charter Communications Operating Capital 4.908% 7/23/25	130,000	137,011
Charter Communications Operating LLC/Charter Communications Operating Capital 6.484% 10/23/45	10,000	11,561
Comcast Corp. 3.375% 2/15/25	140,000	141,476
Comcast Corp. 3.375% 8/15/25	190,000	191,147
Comcast Corp. 4.200% 8/15/34	160,000	163,436
Comcast Corp. 4.250% 1/15/33	20,000	20,813
Comcast Corp. 6.400% 3/01/40	80,000	104,127
Comcast Corp. 6.950% 8/15/37	160,000	218,226
DISH DBS Corp. 5.875% 7/15/22	80,000	84,200
DISH DBS Corp. 5.875% 11/15/24	420,000	432,180
NBCUniversal Media LLC 4.375% 4/01/21	170,000	183,654
SFR Group SA (a) 7.375% 5/01/26	320,000	328,000
Time Warner Cable, Inc. 4.125% 2/15/21	140,000	144,738
Time Warner Cable, Inc. 5.500% 9/01/41	20,000	20,332
Time Warner Cable, Inc. 5.875% 11/15/40	260,000	277,276
Time Warner Cable, Inc. 6.550% 5/01/37	70,000	79,244
Time Warner Cable, Inc. 6.750% 6/15/39	120,000	139,510

	Principal Amount	Value
Time Warner Cable, Inc. 7.300% 7/01/38	$210,000	$258,330
Time Warner Cable, Inc. 8.250% 4/01/19	230,000	258,451
Time Warner Entertainment Co. LP 8.375% 7/15/33	20,000	26,204
Time Warner, Inc. 4.750% 3/29/21	200,000	214,260
Time Warner, Inc. 6.250% 3/29/41	20,000	23,335
Viacom, Inc. 3.875% 4/01/24	30,000	29,116
Viacom, Inc. 4.250% 9/01/23	50,000	50,040

		3,833,930

Mining — 0.8%
Barrick Gold Corp. 4.100% 5/01/23	54,000	55,395
Barrick Gold Corp. 6.950% 4/01/19	61,000	66,725
Barrick NA Finance LLC 4.400% 5/30/21	44,000	46,238
Barrick NA Finance LLC 5.700% 5/30/41	90,000	91,855
BHP Billiton Finance USA Ltd. 2.875% 2/24/22	40,000	40,324
BHP Billiton Finance USA Ltd. 5.000% 9/30/43	130,000	145,205
BHP Billiton Finance USA Ltd. 6.500% 4/01/19	410,000	450,067
BHP Billiton Finance USA Ltd. USD 5 year swap rate + 5.093%, VRN (a) 6.750% 10/19/75	500,000	561,250
FMG Resources August 2006 Pty Ltd. (a) 9.750% 3/01/22	30,000	34,802
Freeport-McMoRan, Inc. 4.000% 11/14/21	170,000	165,750
Freeport-McMoRan, Inc. 5.450% 3/15/43	80,000	66,202
Freeport-McMoRan, Inc. (a) 6.500% 11/15/20	26,000	26,715
Freeport-McMoRan, Inc. (a) 6.875% 2/15/23	36,000	37,800
Glencore Finance Canada Ltd. (a) 2.700% 10/25/17	320,000	322,448
Rio Tinto Finance USA Ltd. 3.750% 9/20/21	20,000	21,003
Southern Copper Corp. 5.250% 11/08/42	400,000	366,472

		2,498,251

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Oil & Gas — 3.4%
Anadarko Petroleum Corp. 4.850% 3/15/21	$390,000	$418,173
Anadarko Petroleum Corp. 5.550% 3/15/26	20,000	22,385
Anadarko Petroleum Corp. 6.450% 9/15/36	60,000	71,410
Anadarko Petroleum Corp. 6.600% 3/15/46	200,000	246,672
Antero Resources Corp. 5.375% 11/01/21	10,000	10,225
Apache Corp. 4.250% 1/15/44	40,000	39,433
Apache Corp. 4.750% 4/15/43	30,000	30,901
Apache Corp. 5.100% 9/01/40	330,000	345,240
Apache Corp. 6.000% 1/15/37	30,000	34,505
BP Capital Markets PLC 3.119% 5/04/26	290,000	283,234
BP Capital Markets PLC 3.216% 11/28/23	300,000	302,997
BP Capital Markets PLC 3.506% 3/17/25	80,000	80,765
BP Capital Markets PLC 3.561% 11/01/21	20,000	20,877
Chesapeake Energy Corp. 5.750% 3/15/23	20,000	18,800
Chevron Corp. 2.954% 5/16/26	380,000	373,795
CNOOC Finance 2015 USA LLC 3.500% 5/05/25	550,000	534,569
Concho Resources, Inc. 4.375% 1/15/25	80,000	79,841
Concho Resources, Inc. 5.500% 4/01/23	20,000	20,726
Concho Resources, Inc. 6.500% 1/15/22	98,000	101,401
Conoco, Inc. 6.950% 4/15/29	125,000	157,195
Continental Resources, Inc. 4.500% 4/15/23	10,000	9,800
Devon Energy Corp. 3.250% 5/15/22	100,000	99,365
Devon Energy Corp. 5.000% 6/15/45	330,000	324,170
Devon Energy Corp. 5.600% 7/15/41	170,000	175,099
Devon Energy Corp. 5.850% 12/15/25	170,000	193,143
Devon Financing Corp. LLC 7.875% 9/30/31	60,000	76,131

	Principal Amount	Value
Ecopetrol SA 5.875% 5/28/45	$530,000	$457,920
Ensco PLC 4.700% 3/15/21	80,000	76,954
EOG Resources, Inc. 4.150% 1/15/26	120,000	125,579
Exxon Mobil Corp. 3.043% 3/01/26	240,000	239,675
Exxon Mobil Corp. 4.114% 3/01/46	70,000	71,699
Kerr-McGee Corp. 6.950% 7/01/24	230,000	271,352
Kerr-McGee Corp. 7.875% 9/15/31	130,000	166,468
Noble Energy, Inc. 5.250% 11/15/43	120,000	122,234
Noble Energy, Inc. 8.250% 3/01/19	300,000	336,991
Oasis Petroleum, Inc. 6.875% 3/15/22	40,000	41,000
Occidental Petroleum Corp. 3.000% 2/15/27	130,000	125,785
Occidental Petroleum Corp. 3.125% 2/15/22	120,000	122,652
Occidental Petroleum Corp. 3.400% 4/15/26	170,000	171,282
Occidental Petroleum Corp. 4.100% 2/15/47	170,000	165,587
Occidental Petroleum Corp. 4.400% 4/15/46	50,000	50,882
Occidental Petroleum Corp. 4.625% 6/15/45	80,000	83,241
Petrobras Global Finance BV 5.375% 1/27/21	660,000	645,480
Petrobras Global Finance BV 6.250% 3/17/24	240,000	230,208
Petrobras International Finance Co. 5.750% 1/20/20	142,000	143,775
Petroleos Mexicanos 6.375% 1/23/45	220,000	200,200
Petroleos Mexicanos 6.625% 6/15/35	623,000	613,655
Petroleos Mexicanos (a) 6.875% 8/04/26	160,000	168,800
Pride International, Inc. 6.875% 8/15/20	40,000	42,700
Pride International, Inc. 8.500% 6/15/19	100,000	111,500
QEP Resources, Inc. 6.875% 3/01/21	170,000	180,625
Range Resources Corp. 4.875% 5/15/25	40,000	38,750
Range Resources Corp. (a) 5.000% 3/15/23	240,000	237,600

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Shell International Finance BV 2.875% 5/10/26	$380,000	$367,381
Shell International Finance BV 4.000% 5/10/46	60,000	57,375
Shell International Finance BV 4.125% 5/11/35	100,000	102,106
Shell International Finance BV 4.375% 3/25/20	210,000	224,334
Shell International Finance BV 4.375% 5/11/45	190,000	192,466
Sinopec Group Overseas Development 2014 Ltd. (a) 4.375% 4/10/24	330,000	342,922
SM Energy Co. 5.000% 1/15/24	30,000	28,275
Whiting Petroleum Corp. 5.750% 3/15/21	10,000	9,958
Whiting Petroleum Corp. 6.250% 4/01/23	200,000	200,000
WPX Energy, Inc. 6.000% 1/15/22	30,000	30,750

		10,869,013

Oil & Gas Services — 0.2%
Baker Hughes, Inc. 3.200% 8/15/21	55,000	56,178
Halliburton Co. 3.800% 11/15/25	240,000	243,815
Halliburton Co. 4.850% 11/15/35	30,000	31,639
Halliburton Co. 5.000% 11/15/45	70,000	75,491
Schlumberger Holdings Corp. (a) 3.000% 12/21/20	190,000	194,019
Schlumberger Holdings Corp. (a) 4.000% 12/21/25	150,000	157,198
Schlumberger Norge AS (a) 4.200% 1/15/21	10,000	10,606
SESI LLC 7.125% 12/15/21	20,000	20,350

		789,296

Packaging & Containers — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 3 mo. USD LIBOR + 3.000%, FRN (a) 3.963% 12/15/19	200,000	203,000
Rock Tenn Co. 3.500% 3/01/20	80,000	82,019
Rock Tenn Co. 4.000% 3/01/23	30,000	30,979

		315,998

	Principal Amount	Value
Pharmaceuticals — 0.4%
AbbVie, Inc. 2.900% 11/06/22	$80,000	$79,020
AbbVie, Inc. 3.600% 5/14/25	130,000	128,764
Actavis Funding SCS 3.450% 3/15/22	30,000	30,450
Actavis Funding SCS 3.800% 3/15/25	180,000	180,212
Actavis Funding SCS 4.550% 3/15/35	30,000	29,694
Actavis Funding SCS 4.750% 3/15/45	120,000	117,808
GlaxoSmithKline Capital PLC 2.850% 5/08/22	180,000	181,446
Merck & Co., Inc. 2.750% 2/10/25	120,000	117,823
Valeant Pharmaceuticals Co. (a) 5.375% 3/15/20	130,000	109,850
Valeant Pharmaceuticals Co. (a) 7.500% 7/15/21	180,000	152,550

		1,127,617

Pipelines — 0.7%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 3/15/24	70,000	70,685
El Paso Natural Gas Co. 8.375% 6/15/32	289,000	358,395
Enterprise Products Operating LLC 5.700% 2/15/42	40,000	43,842
Kinder Morgan Energy Partners LP 3.500% 9/01/23	120,000	118,356
Kinder Morgan, Inc. 5.300% 12/01/34	90,000	91,336
MPLX LP 4.875% 12/01/24	150,000	154,454
MPLX LP 4.875% 6/01/25	140,000	143,941
MPLX LP 5.500% 2/15/23	80,000	83,229
Regency Energy Partners LP/Regency Energy Finance Corp. 4.500% 11/01/23	30,000	30,442
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/01/22	100,000	110,006
Regency Energy Partners LP/Regency Energy Finance Corp. 6.500% 7/15/21	28,000	28,918
Southern Natural Gas Co. LLC 8.000% 3/01/32	5,000	6,260
Transcontinental Gas Pipe Line Co. LLC (a) 7.850% 2/01/26	280,000	353,070

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
The Williams Cos., Inc. 5.750% 6/24/44	$60,000	$58,200
The Williams Cos., Inc. 7.750% 6/15/31	78,000	88,920
The Williams Cos., Inc. 7.875% 9/01/21	10,000	11,425
The Williams Cos., Inc. Series A 7.500% 1/15/31	240,000	270,600
Williams Partners LP/ACMP Finance Corp. 4.875% 5/15/23	140,000	142,613

		2,164,692

Real Estate — 0.1%
WEA Finance LLC/Westfield UK & Europe Finance PLC (a) 3.750% 9/17/24	220,000	222,448
WEA Finance LLC/Westfield UK & Europe Finance PLC (a) 4.750% 9/17/44	250,000	247,117

		469,565

Retail — 0.6%
1011778 B.C. Unlimited Liability Co./New Red Finance, Inc. (a) 6.000% 4/01/22	110,000	114,950
CVS Health Corp. 2.750% 12/01/22	120,000	118,215
CVS Health Corp. 3.875% 7/20/25	124,000	127,918
CVS Health Corp. 5.125% 7/20/45	400,000	445,779
CVS Pass-Through Trust (a) 5.298% 1/11/27	9,714	10,421
CVS Pass-Through Trust 5.880% 1/10/28	105,576	116,505
CVS Pass-Through Trust 6.036% 12/10/28	90,760	101,750
CVS Pass-Through Trust 6.943% 1/10/30	76,197	89,371
Dollar Tree, Inc. 5.750% 3/01/23	130,000	137,647
McDonald’s Corp. 3.700% 1/30/26	200,000	203,619
QVC, Inc. 5.950% 3/15/43	10,000	8,999
The TJX Cos., Inc. 2.250% 9/15/26	50,000	46,049
Wal-Mart Stores, Inc. 6.200% 4/15/38	50,000	65,910
Walgreens Boots Alliance, Inc. 3.450% 6/01/26	260,000	255,216

		1,842,349

	Principal Amount	Value
Savings & Loans — 0.0%
The Goldman Sachs Capital II 3 mo. USD LIBOR + .768%, VRN 4.000% 12/29/49	$18,000	$14,690
ILFC E-Capital Trust II VRN (a) 4.920% 12/21/65	10,000	8,800

		23,490

Semiconductors — 0.1%
Intel Corp. 3.700% 7/29/25	70,000	73,833
Intel Corp. 4.900% 7/29/45	50,000	55,934
Micron Technology, Inc. (a) 5.625% 1/15/26	20,000	19,825
National Semiconductor Corp. 6.600% 6/15/17	30,000	30,746

		180,338

Software — 0.5%
Activision Blizzard, Inc. (a) 6.125% 9/15/23	40,000	43,764
First Data Corp. (a) 5.000% 1/15/24	140,000	140,745
First Data Corp. (a) 7.000% 12/01/23	420,000	447,300
Microsoft Corp. 2.400% 8/08/26	620,000	585,712
Oracle Corp. 1.200% 10/15/17	260,000	260,062

		1,477,583

Telecommunications — 1.3%
America Movil SAB de CV 5.000% 3/30/20	100,000	106,936
America Movil SAB de CV 5.625% 11/15/17	160,000	165,203
AT&T, Inc. 3.000% 2/15/22	60,000	59,414
AT&T, Inc. 3.400% 5/15/25	770,000	742,144
AT&T, Inc. 4.350% 6/15/45	150,000	133,655
AT&T, Inc. 4.500% 3/09/48	166,000	149,163
AT&T, Inc. 5.500% 2/01/18	30,000	31,170
AT&T, Inc. 5.800% 2/15/19	200,000	215,046
Bharti Airtel Ltd. (a) 4.375% 6/10/25	440,000	433,925
CenturyLink, Inc. 5.625% 4/01/25	60,000	57,000
CenturyLink, Inc. 5.800% 3/15/22	30,000	30,664

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Qwest Corp. 6.875% 9/15/33	$85,000	$81,159
Rogers Communications, Inc. 6.800% 8/15/18	120,000	129,390
Sprint Capital Corp. 8.750% 3/15/32	40,000	44,000
Sprint Corp. 7.250% 9/15/21	80,000	85,000
Sprint Corp. 7.625% 2/15/25	420,000	441,525
Sprint Corp. 7.875% 9/15/23	30,000	32,025
Telefonica Emisiones SAU 5.877% 7/15/19	80,000	86,707
Telefonica Emisiones SAU 6.221% 7/03/17	60,000	61,346
Verizon Communications, Inc. 4.500% 9/15/20	20,000	21,402
Verizon Communications, Inc. 5.150% 9/15/23	240,000	265,378
Verizon Communications, Inc. 6.400% 9/15/33	51,000	61,532
Verizon Communications, Inc. 6.550% 9/15/43	522,000	651,966
West Corp. (a) 4.750% 7/15/21	60,000	61,350
West Corp. (a) 5.375% 7/15/22	160,000	154,600

		4,301,700

Transportation — 0.0%
Florida East Coast Holdings Corp. (a) 6.750% 5/01/19	130,000	134,550

TOTAL CORPORATE DEBT (Cost $82,275,067)		84,746,178

MUNICIPAL OBLIGATIONS — 0.1%
Northeast Ohio Regional Sewer District 5.000% 11/15/43	50,000	55,232
State of California 5.000% 4/01/42	70,000	76,383
State of California 5.000% 11/01/43	50,000	55,345
Tennessee Valley Authority 5.250% 9/15/39	130,000	163,641

		350,601

TOTAL MUNICIPAL OBLIGATIONS (Cost $301,802)		350,601

	Principal Amount	Value
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 15.5%
Agency Collateral CMO — 0.2%
Federal National Mortgage Association, Series 2016-60, Class QS, 1 mo. LIBOR + 6.100%, FRN 5.344% 9/25/46	$562,161	$97,662
Government National Mortgage Association, Series 2012-144, Class IO, VRN 0.521% 1/16/53	7,738,374	304,579
Government National Mortgage Association, Series 2016-84, Class IG 4.500% 11/16/45	819,957	153,858
Government National Mortgage Association, Series 2016-135, Class SB, 1 mo. LIBOR + 6.100%, FRN 5.393% 10/16/46	192,628	47,002

		603,101

Automobile ABS — 0.4%
Hertz 2015 (a) 3.520% 3/25/21	500,000	495,992
Hertz 2015 (a) 4.350% 3/25/21	250,000	243,651
Hertz Vehicle Financing LLC, Series 2013-1A, Class A2 (a) 1.830% 8/25/19	120,000	119,050
Hertz Vehicle Financing LLC (a) 2.730% 3/25/21	250,000	248,391

		1,107,084

Commercial MBS — 5.9%
Banc of America Commercial Mortgage Trust, Series 2007-2, Class AJ, VRN 5.648% 4/10/49	150,000	141,403
Banc of America Merrill Lynch Trust, Series 2016-GG10, Class AJA, VRN (a) 5.793% 7/10/17	790,404	513,701
BBCCRE Trust, Series 2015-GTP, Class E, VRN (a) 4.715% 8/10/33	1,020,000	869,404
CD Mortgage Trust, Series 2007-CD4, Class AJ, VRN 5.398% 12/11/49	9,162	7,930
CD Mortgage Trust, Series 2006-CD2, Class AJ, VRN 5.463% 1/15/46	191,691	145,959
CGBAM Commercial Mortgage Trust, Series 2014-HD, Class E, 1 mo. LIBOR + 3.000%, FRN (a) 3.538% 2/15/31	250,000	242,385

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class D (a) 3.110% 4/10/48	$400,000	$276,037
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class AS 3.571% 2/10/48	390,000	395,613
Citigroup Commercial Mortgage Trust, Series 2016-P6, Class A5, VRN 3.720% 12/10/49	310,000	319,785
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class E, VRN (a) 4.401% 3/10/47	270,000	170,857
COMM 2012-CR1 Mortgage Trust, Series 2012-CR1, Class XA, VRN 2.023% 5/15/45	2,133,952	154,043
COMM 2013-CR9 Mortgage Trust, Series 2013-CR9, Class E, VRN (a) 4.256% 7/10/45	280,000	183,905
COMM 2013-LC13 Mortgage Trust, Series 2013-LC13, Class E, VRN (a) 3.719% 8/10/46	440,000	274,344
COMM 2015-LC19 Mortgage Trust, Series 2015-LC19, Class C, VRN 4.263% 2/10/48	120,000	120,040
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class AJ 5.373% 12/15/39	180,348	174,023
Credit Suisse Commercial Mortgage Trust, Series 2007-C5, Class AM, VRN 5.869% 9/15/40	80,000	73,451
Credit Suisse Mortgage Trust, Series 2015-GLPA, Class A (a) 3.881% 11/15/37	140,000	146,526
Credit Suisse Mortgage Trust, Series 2014-USA, Class A2 (a) 3.953% 9/15/37	190,000	193,849
Credit Suisse Mortgage Trust, Series 2014-USA, Class E (a) 4.373% 9/15/37	240,000	200,328
Credit Suisse Mortgage Trust, Series 2014-USA, Class F (a) 4.373% 9/15/37	230,000	180,449
Credit Suisse Mortgage Trust, Series 2014-TIKI, Class F, 1 mo. LIBOR + 3.823%, FRN (a) 4.527% 9/15/38	500,000	485,707
Credit Suisse Mortgage Trust, Series 2015, Class TF, 1 mo. LIBOR + 4.143%, FRN (a) 4.847% 3/15/28	270,000	258,187
Credit Suisse Mortgage Trust, Series 2015, Class F, 1 mo. LIBOR + 4.500%, FRN (a) 5.204% 3/15/28	260,000	247,439

	Principal Amount	Value
Credit Suisse Mortgage Trust, Series 2015-SAMZ, Class MZ, 1 mo. LIBOR + 5.736%, FRN (a) 6.440% 8/15/22	$1,000,000	$999,910
EQTY Mortgage Trust, Series 2014-INNS, Class D, 1 mo. LIBOR + 2.350%, FRN (a) 2.999% 5/08/31	190,000	187,362
FREMF Mortgage Trust, Series 2012-K20, Class X2A (a) 0.200% 5/25/45	3,439,292	29,339
FREMF Mortgage Trust, Series 2015-K48, Class C, VRN (a) 3.636% 8/25/48	315,000	259,647
GE Business Loan Trust, Series 2005-2A, Class B, 1 mo. LIBOR + .500%, FRN (a) 1.204% 11/15/33	101,255	93,927
GE Business Loan Trust, Series 2006-2A, Class D, 1 mo. LIBOR + .750%, FRN (a) 1.454% 11/15/34	186,157	159,619
GE Commercial Mortgage Corp., Series 2007-C1, Class AJ, VRN 5.677% 12/10/49	60,000	33,600
GS Mortgage Securities Corp II, Series 2011-GC5, Class XA, VRN (a) 1.369% 8/10/44	505,661	24,726
GS Mortgage Securities Corp. II, Series 2015-GC30, Class D 3.384% 5/10/50	310,000	211,769
GS Mortgage Securities Trust, Series 2016-GS3, Class A4 2.850% 10/10/49	320,000	310,902
GS Mortgage Securities Trust, Series 2015-GC30, Class AS, VRN 3.777% 5/10/50	280,000	287,916
GS Mortgage Securities Trust, Series 2006-GG8, Class AJ 5.622% 11/10/39	200,000	169,214
GS Mortgage Securities Trust, Series 2016-ICE2, Class E, 1 mo. LIBOR + 8.500%, FRN (a) 9.204% 2/15/33	310,000	315,670
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A (a) 2.835% 8/10/38	320,000	308,286
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class AJ, VRN 5.502% 6/12/47	370,000	304,131
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class A5 2.870% 8/15/49	460,000	446,145

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, VRN 3.648% 12/15/49	$310,000	$319,857
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class AM 5.372% 5/15/47	150,215	150,310
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class AJ 5.411% 5/15/47	540,000	373,177
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AJFX (a) 5.438% 1/15/49	600,000	240,000
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AJ, VRN 5.503% 1/15/49	520,000	208,000
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class XA, VRN 1.194% 4/15/47	2,537,492	94,347
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class A3 3.801% 8/15/48	60,000	62,433
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class AS 3.997% 8/15/47	250,000	260,111
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class B, VRN 4.618% 8/15/48	260,000	256,458
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class B, VRN 4.887% 1/15/47	30,000	32,566
LSTAR Commercial Mortgage Trust, Series 2015-3, Class A2, VRN (a) 2.729% 4/20/48	681,132	670,386
LSTAR Commercial Mortgage Trust, Series 2015-3, Class A3, VRN (a) 3.127% 4/20/48	707,000	672,397
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AJ, VRN 6.177% 9/12/49	260,000	192,236
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class E (a) 3.012% 3/15/48	390,000	233,228
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31, Class A5 3.102% 11/15/49	320,000	313,623

	Principal Amount	Value
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class E, VRN (a) 4.648% 11/15/45	$150,000	$142,268
Morgan Stanley Capital I, Series 2006-IQ12, Class AJ 5.399% 12/15/43	184,024	144,591
Morgan Stanley Capital I, Series 2007-IQ13, Class AJ 5.438% 3/15/44	670,000	594,388
Morgan Stanley Capital I, Series 2007-IQ15, Class AJ, VRN 5.902% 6/11/49	340,000	313,282
Motel 6 Trust, Series 2015-MTL6, Class F (a) 5.000% 2/05/30	630,000	609,825
Waterfall Commercial Mortgage Trust, Series 2015-SBC5, Class A, VRN (Acquired 9/08/15, Cost $1,380,000) (a) (c) 4.104% 9/14/22	856,532	843,394
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A5 3.184% 4/15/50	430,000	429,647
Wells Fargo Commercial Mortgage Trust, Series 2015-NXSI, Class AS 3.406% 5/15/48	330,000	331,808
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class B, VRN 3.658% 5/15/48	290,000	291,246
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, VRN 4.296% 7/15/46	140,000	146,750
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class C, VRN 4.495% 12/15/49	320,000	309,562
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class AS 3.931% 11/15/47	190,000	198,562
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class B, VRN 4.204% 11/15/47	190,000	193,098
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class C, VRN 4.290% 11/15/47	190,000	175,756

		18,720,834

Home Equity ABS — 0.9%
Ace Securities Corp., Series 2005-HE3, Class M4, 1 mo. USD LIBOR + .945%, FRN 1.701% 5/25/35	1,020,000	726,629

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE7, Class 2A3, 1 mo. USD LIBOR + .250%, FRN 1.006% 8/25/36	$1,782,012	$1,231,569
GSAA Home Equity Trust, Series 2006-19, Class A3A, 1 mo. USD LIBOR + .240%, FRN 0.996% 12/25/36	923,470	541,884
GSAA Trust, Series 2006-5, Class 2A3, 1 mo. USD LIBOR + .270%, FRN 1.026% 3/25/36	675,477	461,750

		2,961,832

Manufactured Housing ABS — 0.2%
Greenpoint Manufactured Housing, Series 1999-2, Class A2, FRN 3.137% 3/18/29	200,000	184,218
Greenpoint Manufactured Housing, Series 1999-3, Class 2A2, FRN 3.817% 6/19/29	75,000	69,513
Greenpoint Manufactured Housing, Series 2001-2, Class IA2, FRN 4.037% 2/20/32	150,000	136,398
Greenpoint Manufactured Housing, Series 2001-2, Class IIA2, FRN 4.038% 3/13/32	200,000	181,359
Greenpoint Manufactured Housing, Series 1999-4, Class A2, FRN 4.066% 2/20/30	75,000	68,178

		639,666

Other ABS — 1.5%
Ameriquest Mortgage Securities, Inc., Series 2004-R7, Class M3, 1 mo. USD LIBOR + 1.020%, FRN 1.776% 8/25/34	645,369	584,070
Community Funding CLO Ltd., Series 2015-1A, Class A, STEP (Acquired 10/01/15, Cost $690,000) (a) (c) 5.750% 11/01/27	690,000	690,897
Consumer Credit Origination Loan Trust, Series 2015-1, Class A (a) 2.820% 3/15/21	19,989	20,112
HSI Asset Securitization Corp., Series 2005-II, Class 2A4, 1 mo. USD LIBOR + .390%, FRN 1.146% 11/25/35	2,400,000	1,918,322
Park Place Securities, Inc., Series 2005-WHQ1, Class M6, 1 mo. USD LIBOR + 1.170%, FRN 1.926% 3/25/35	1,020,000	795,158
Sofi Consumer Loan Program (a) 3.280% 9/15/23	353,547	354,755

	Principal Amount	Value
United States Small Business Administration, Series 2015-20D, Class 1 2.510% 4/01/35	$136,855	$135,012
United States Small Business Administration 2.820% 9/01/35	171,761	171,699

		4,670,025

Other Mortgage Securities — 0.6%
Credit Suisse Mortgage Capital Certificates, Series 2015-4R, Class 3A3, 1 mo. LIBOR + .310%, FRN (a) 0.902% 10/27/36	880,000	383,235
Morgan Stanley Resecuritization Trust, Series 2015-R6, Class 1B, 1 mo. USD LIBOR + .260%, FRN (a) 0.852% 7/26/45	1,443,334	609,063
Nomura Resecuritization Trust, Series 2015-6R, Class 3A2, 1 mo. USD LIBOR + .190%, FRN (a) 0.724% 5/26/46	1,090,000	962,814

		1,955,112

Student Loans ABS — 1.4%
National Collegiate Student Loan, Series 2006-3, Class A4, 1 mo. USD LIBOR + .270%, FRN 1.026% 3/26/29	537,731	512,863
National Collegiate Student Loan, Series 2007-4, Class A3L, 1 mo. USD LIBOR + .850%, FRN 1.442% 3/25/38	1,885,688	1,059,030
National Collegiate Student Loan Trust, Series 2006-1, Class A5, 1 mo. USD LIBOR + .350%, FRN 1.106% 3/25/33	1,580,000	1,289,843
SLM Private Education Loan Trust, Series 2011-A, Class A3, 1 mo. USD LIBOR + 2.500%, FRN (a) 3.204% 1/15/43	235,000	241,304
SLM Student Loan EDC Repackaging Trust, Series 2013-M1, Class M1 (a) 3.500% 10/28/29	111,468	108,889
SLM Student Loan Trust, Series 2006-1, Class A5, 3 mo. USD LIBOR + .110%, FRN 0.992% 7/26/21	820,000	784,932
SLM Student Loan Trust, Series 2008-5, Class A4, 3 mo. USD LIBOR + 1.700%, FRN 2.582% 7/25/23	593,733	597,017

		4,593,878

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
WL Collateral CMO — 4.4%
Alternative Loan Trust, Series 2005-36, Class 3A1, VRN 2.977% 8/25/35	$571,866	$465,296
Alternative Loan Trust, Series 2004-28CB, Class 2A7 5.750% 1/25/35	249,670	253,887
BCAP LLC Trust, Series 2010-RR6, Class 1212 (a) 5.500% 2/26/35	100,937	99,862
Bear Stearns ALT-A Trust, Series 2004-7, Class 2A1, VRN 3.107% 8/25/34	177,080	183,358
Bear Stearns Asset -Backed Securities I Trust, Series 2005-AC8, Class A3, 1 mo. USD LIBOR + 7.650%, FRN 6.894% 11/25/35	1,289,304	369,011
Citigroup Mortgage Loan Trust, Series 2007-6, Class 2A4, 1 mo. USD LIBOR + .350%, FRN 1.106% 5/25/37	2,752,388	1,288,068
Connecticut Avenue Securities, Series 2014-C03, Class 1M2, 1 mo. USD LIBOR + 3.000%, FRN 3.756% 7/25/24	1,350,000	1,349,994
Credit Suisse Mortgage Trust, Series 2015-3R, Class 4A2, 1 mo. USD LIBOR + .250%, FRN (a) 0.784% 12/29/35	766,000	601,497
Federal National Mortgage Association Connecticut Avenue Securities, Series 2016-C05, Class 2M1, 1 mo. USD LIBOR + 1.350%, FRN 2.106% 1/25/29	787,244	789,000
GSMSC Resecuritization Trust, Series 2014-2R, Class 3B, 1 mo. USD LIBOR + .610%, FRN (a) 1.194% 11/26/37	1,220,000	742,104
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3, VRN 3.207% 10/25/35	161,550	140,724
Harborview Mortgage Loan Trust, Series 2006-2, Class 1A, VRN 3.229% 2/25/36	103,835	87,233
Lehman Mortgage Trust, Series 2007-4, Class 2A2, 1 mo. USD LIBOR + 6.670%, FRN 5.914% 5/25/37	1,645,626	400,020
Lehman Mortgage Trust, Series 2007-2, Class 2A12, 1 mo. USD LIBOR + 6.690%, FRN 5.934% 2/25/37	590,637	152,024

	Principal Amount	Value
Lehman Mortgage Trust, Series 2006-8, Class 4A2, 1 mo. USD LIBOR + 7.750%, FRN 6.994% 12/25/36	$392,073	$102,604
MASTR Adjustable Rate Mortgages Trust, Series 2003-3, Class 3A4, VRN 2.763% 9/25/33	461,267	472,609
Morgan Stanley Resecuritization Trust, Series 2015-R6, Class 2B, 1 mo. USD LIBOR + .260%, FRN (a) 0.822% 7/26/45	3,000,000	1,404,303
Morgan Stanley Resecuritization Trust, Series 2015-R3, Class 7A2, 12 mo. MTA + .770%, FRN (a) 1.311% 4/26/47	300,000	262,488
Prime Mortgage Trust, Series 2006-DR1, Class 1A1 (a) 5.500% 5/25/35	101,470	102,528
Prime Mortgage Trust, Series 2006-DR1, Class 1A2 (a) 6.000% 5/25/35	30,023	30,368
Prime Mortgage Trust, Series 2006-DR1, Class 2A2 (a) 6.000% 5/25/35	981,710	958,830
RALI Series Trust, Series 2006-QS7, Class A5, 1 mo. USD LIBOR + 5.600%, FRN 4.844% 6/25/36	755,917	116,040
RBSSP Resecuritization Trust, Series 2013-4, Class 1A2, 1 mo. USD LIBOR + 1.500%, FRN (a) 1.946% 12/26/37	1,910,781	987,243
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-7, Class 1A1, VRN 3.092% 8/25/36	491,223	399,990
Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 4A1, 12 mo. MTA + 2.150%, FRN 2.717% 3/25/46	489,146	418,984
Towd Point Mortgage Funding Vantage PLC, Series 2016-V1A, Class A1, 3 mo. GBP LIBOR + 1.200%, FRN GBP (a) (d) 1.538% 2/20/54	470,000	574,208
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR15, Class A1A1, 1 mo. USD LIBOR + .260%, FRN 1.016% 11/25/45	167,586	158,392
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR6, Class 2A, 12 mo. MTA + .960%, FRN 1.527% 8/25/46	501,734	363,383

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR14, Class 2A3, FRN 2.625% 11/25/36	$849,009	$764,210

		14,038,258

WL Collateral PAC — 0.0%
Countrywide Alternative Loan Trust, Series 2006-18CB, Class A6, 1 mo. USD LIBOR + 28.600%, FRN 25.576% 7/25/36	96,787	141,353

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $49,768,203)		49,431,143

SOVEREIGN DEBT OBLIGATIONS — 4.8%
Argentine Republic Government International Bond (a) 6.875% 4/22/21	220,000	234,300
Argentine Republic Government International Bond (a) 7.125% 7/06/36	220,000	209,275
Argentine Republic Government International Bond (a) 7.500% 4/22/26	170,000	178,500
Brazil Government International Bond 5.000% 1/27/45	200,000	162,240
Brazil Government International Bond 5.625% 1/07/41	550,000	489,335
Brazil Notas do Tesouro Nacional Serie F BRL (d) 10.000% 1/01/17	3,222,000	942,015
Brazil Notas do Tesouro Nacional Serie F BRL (d) 10.000% 1/01/21	6,000,000	1,686,062
Brazil Notas do Tesouro Nacional Serie F BRL (d) 10.000% 1/01/23	2,197,000	602,404
Colombia Government International Bond 5.625% 2/26/44	300,000	309,000
Indonesia Government International Bond (a) 3.750% 4/25/22	430,000	431,609
Indonesia Government International Bond (b) 5.125% 1/15/45	310,000	309,305
Mexican Bonos MXN (d) 6.500% 6/09/22	4,058,000	189,003
Mexican Bonos MXN (d) 7.750% 11/13/42	26,885,600	1,277,481
Mexican Bonos MXN (d) 8.500% 11/18/38	30,070,000	1,540,772

	Principal Amount	Value
Mexico Government International Bond 5.550% 1/21/45	$490,000	$501,025
Peruvian Government International Bond 5.625% 11/18/50	250,000	283,125
Peruvian Government International Bond 6.550% 3/14/37	50,000	62,775
Poland Government Bond PLN (d) 2.500% 7/25/26	9,520,000	2,066,820
Poland Government Bond PLN (d) 3.250% 7/25/25	1,520,000	356,454
Poland Government Bond 4.000% 1/22/24	490,000	501,152
Portugal Government International Bond (a) 5.125% 10/15/24	330,000	319,275
Russian Federal Bond — OFZ RUB (d) 7.000% 8/16/23	27,320,000	417,981
Russian Federal Bond — OFZ RUB (d) 7.050% 1/19/28	89,460,000	1,333,195
Russian Federal Bond — OFZ RUB (d) 7.750% 9/16/26	8,260,000	129,770
Russian Federal Bond — OFZ RUB (d) 8.150% 2/03/27	36,350,000	590,182

		15,123,055

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $16,998,242)		15,123,055

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 21.7%
Collateralized Mortgage Obligations — 2.6%
Fannie Mae-Aces
Series 2014-M4, Class X2 0.258% 3/25/24 VRN	5,712,462	104,918
Series 2016-M7, Class A1 2.037% 9/25/26	245,840	238,210
Series 2015-M4, Class ABV2 2.369% 7/25/22	131,441	129,135
Series 2015-M13, Class A2 2.711% 6/25/25 VRN	90,000	88,875
Federal Home Loan Mortgage Corp.
Series 3422, Class AI 0.250% 1/15/38 STEP	36,315	348
Series 4092, Class AI 3.000% 9/15/31	1,023,800	107,176

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 334, Class S7 5.396% 8/15/44 1 mo. LIBOR + 6.100%, FRN	$325,121	$70,785
Series 3621, Class SB 5.526% 1/15/40 1 mo. LIBOR + 6.230%, FRN	73,119	13,113
Series 4203, Class PS 5.546% 9/15/42 1 mo. LIBOR + 6.250%, FRN	367,959	65,441
Series R007, Class ZA 6.000% 5/15/36	211,194	231,232
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K007, Class X1 1.125% 4/25/20 VRN	384,487	9,828
Series K712, Class X1 1.344% 11/25/19 VRN	926,116	27,789
Series K015, Class X1 1.614% 7/25/21 VRN	372,249	22,705
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2016-DNA2, Class M3 5.406% 10/25/28 1 mo. USD LIBOR + 4.650%, FRN	1,450,000	1,543,707
Series 2016-DNA1, Class M3 6.306% 7/25/28 1 mo. USD LIBOR + 5.550%, FRN	880,000	979,842
Federal National Mortgage Association
Series 2005-88, Class IP 1.649% 10/25/35	94,446	6,660
Series 2006-88, Class IP 1.845% 4/25/36	133,196	7,705
Series 2006-118, Class IP2 1.863% 12/25/36	172,968	10,578
Series 2006-59, Class IP 2.386% 7/25/36	215,447	17,796
Series 2006-118, Class IP1 2.390% 12/25/36	264,526	21,067
Series 409, Class C2 3.000% 4/25/27	247,274	24,797
Series 2013-1, Class YI 3.000% 2/25/33	2,104,299	284,826
Series 409, Class C13 3.500% 11/25/41	233,862	41,482
Series 409, Class C18 4.000% 4/25/42	258,230	55,368
Series 409, Class C22 4.500% 11/25/39	161,778	31,755
Series 2016-61, Class BS 5.344% 9/25/46 1 mo. LIBOR + 6.100%, FRN	276,755	44,841
Series 2012-124, Class SE 5.394% 11/25/42 1 mo. LIBOR + 6.150%, FRN	459,344	88,054

	Principal Amount	Value
Series 2012-133, Class CS 5.394% 12/25/42 1 mo. LIBOR + 6.150%, FRN	$121,713	$24,483
Series 2012-134, Class SK 5.394% 12/25/42 1 mo. LIBOR + 6.150%, FRN	306,122	63,724
Series 2011-59, Class NZ 5.500% 7/25/41	676,151	756,397
Series 2013-9, Class CB 5.500% 4/25/42	779,735	851,348
Series 2011-87, Class SG 5.794% 4/25/40 1 mo. LIBOR + 6.550%, FRN	439,243	68,618
Series 2011-96, Class SA 5.794% 10/25/41 1 mo. LIBOR + 6.550%, FRN	465,993	88,118
Series 2012-74, Class SA 5.894% 3/25/42 1 mo. LIBOR + 6.650%, FRN	125,190	22,364
Series 2012-46, Class BA 6.000% 5/25/42	217,199	244,742
Series 2012-28, Class B 6.500% 6/25/39	74,309	81,500
Series 2013-9, Class BC 6.500% 7/25/42	238,152	272,089
Series 2012-51, Class B 7.000% 5/25/42	188,741	213,011
Government National Mortgage Association
Series 2012-135, Class IO 0.611% 1/16/53 VRN	6,249,584	261,404
Series 2014-186, Class IO 0.790% 8/16/54 VRN	2,925,105	167,781
Series 2013-178, Class IO 0.791% 6/16/55 VRN	446,912	19,256
Series 2010-H28, Class FE 0.930% 12/20/60 1 mo. LIBOR + .400%, FRN	234,343	232,490
Series 2011-H08, Class FG 1.010% 3/20/61 1 mo. LIBOR + .480%, FRN	206,358	205,290
Series 2011-H09, Class AF 1.030% 3/20/61 1 mo. LIBOR + .500%, FRN	141,604	140,952
Series 2014-22, Class IA 1.532% 11/20/42 VRN	76,161	2,916
Series 2012-66, Class CI 3.500% 2/20/38	249,332	25,535
Series 2014-176, Class IA 4.000% 11/20/44	185,075	31,717
Series 2015-167, Class OI 4.000% 4/16/45	171,684	38,816
Series 2014-117, Class SJ 4.861% 8/20/44 1 mo. LIBOR + 5.600%, FRN	131,142	22,229

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2016-21, Class ST 5.411% 2/20/46 1 mo. LIBOR + 6.150%, FRN	$180,525	$38,880
Series 2010-31, Class GS 5.761% 3/20/39 1 mo. LIBOR + 6.500%, FRN	30,568	2,678
Series 2010-85, Class HS 5.911% 1/20/40 1 mo. LIBOR + 6.650%, FRN	95,305	12,797

		8,157,168

Pass-Through Securities — 19.1%
Federal Home Loan Mortgage Corp.
Pool #U90245 3.500% 10/01/42	151,892	156,205
Pool #U99045 3.500% 3/01/43	683,357	702,976
Pool #U99114 3.500% 2/01/44	82,968	85,350
Pool #U99124 3.500% 3/01/45	742,489	763,806
Pool #G14492 4.000% 10/01/25	499,040	526,351
Pool #U90316 4.000% 10/01/42	69,976	73,975
Pool #U91254 4.000% 4/01/43	162,400	171,884
Pool #Q19135 4.000% 6/01/43	75,483	80,080
Pool #Q19236 4.000% 6/01/43	65,056	69,028
Pool #U99054 4.000% 6/01/43	1,780,807	1,882,578
Pool #Q19985 4.000% 7/01/43	2,103,566	2,231,670
Pool #Q19615 4.000% 7/01/43	72,031	76,418
Pool #U95137 4.000% 8/01/43	84,752	89,701
Pool #U99076 4.500% 12/01/43	588,793	638,702
Pool #U92272 4.500% 12/01/43	81,689	88,613
Pool #U99084 4.500% 2/01/44	496,320	538,390
Pool #U99091 4.500% 3/01/44	176,617	191,698
Pool #G06496 5.000% 6/01/41	129,868	142,078
Pool #G06875 5.500% 12/01/38	17,084	19,162
Pool #G06669 6.500% 9/01/39	33,903	38,779

	Principal Amount	Value
Pool #G07509 6.500% 9/01/39	$34,056	$39,067
Pool #G07335 7.000% 3/01/39	83,946	97,769
Federal Home Loan Mortgage Corp. TBA
Pool #3395 3.000% 8/01/44 (e)	9,500,000	9,438,398
Pool #648 3.500% 3/01/44 (e)	3,000,000	3,072,187
Federal National Mortgage Association
Pool #AP9633 2.500% 10/01/42	140,251	134,400
Pool #AM8674 2.810% 4/01/25	50,000	49,684
Pool #AQ7306 3.000% 1/01/43	74,600	74,486
Pool #AR1202 3.000% 1/01/43	78,961	78,841
Pool #AS8359 3.000% 11/01/46	1,096,696	1,091,598
Pool #MA1177 3.500% 9/01/42	72,143	74,209
Pool #MA1213 3.500% 10/01/42	436,983	449,495
Pool #AS6340 3.500% 12/01/45	279,648	287,830
Pool #AS6328 3.500% 12/01/45	1,891,744	1,940,590
Pool #AS6541 3.500% 1/01/46	282,194	290,803
Pool #AS6562 3.500% 1/01/46	276,695	284,877
Pool #AK8441 4.000% 4/01/42	66,746	70,471
Pool #AO2711 4.000% 5/01/42	61,929	65,386
Pool #AO6086 4.000% 6/01/42	76,045	80,289
Pool #AP0692 4.000% 7/01/42	58,502	61,795
Pool #AP5333 4.000% 7/01/42	319,964	337,975
Pool #AP2530 4.000% 8/01/42	55,043	58,115
Pool #AP2958 4.000% 8/01/42	41,942	44,283
Pool #AP4903 4.000% 9/01/42	68,841	72,694
Pool #AP7399 4.000% 9/01/42	133,748	141,172
Pool #AP9229 4.000% 10/01/42	58,853	62,138

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AP9766 4.000% 10/01/42	$284,871	$301,128
Pool #MA1217 4.000% 10/01/42	352,020	372,110
Pool #MA1253 4.000% 11/01/42	214,662	227,047
Pool #AQ3599 4.000% 11/01/42	48,184	50,859
Pool #AQ7003 4.000% 12/01/42	122,609	129,415
Pool #AQ4555 4.000% 12/01/42	120,964	127,886
Pool #AQ7082 4.000% 1/01/43	143,163	151,176
Pool #AL3508 4.000% 4/01/43	70,489	74,810
Pool #AQ4078 4.000% 6/01/43	71,323	75,694
Pool #AQ4080 4.000% 6/01/43	70,942	75,135
Pool #AT8394 4.000% 6/01/43	73,541	78,049
Pool #AB9683 4.000% 6/01/43	125,946	133,232
Pool #AT9637 4.000% 7/01/43	221,483	234,573
Pool #AT9653 4.000% 7/01/43	148,426	157,523
Pool #AT9657 4.000% 7/01/43	129,914	137,430
Pool #AS0070 4.000% 8/01/43	80,489	85,233
Pool #MA1547 4.000% 8/01/43	80,796	85,559
Pool #AS4347 4.000% 1/01/45	159,635	169,019
Pool #MA0706 4.500% 4/01/31	50,177	54,032
Pool #MA0734 4.500% 5/01/31	159,351	171,595
Pool #MA0776 4.500% 6/01/31	53,491	57,601
Pool #MA0913 4.500% 11/01/31	38,918	41,908
Pool #MA0939 4.500% 12/01/31	44,760	48,199
Pool #993117 4.500% 1/01/39	11,257	12,178
Pool #AA0856 4.500% 1/01/39	19,412	21,001
Pool #AA2450 4.500% 2/01/39	5,257	5,687
Pool #AA3495 4.500% 2/01/39	25,321	27,393

	Principal Amount	Value
Pool #935520 4.500% 8/01/39	$58,587	$63,363
Pool #AD5481 4.500% 5/01/40	925,007	998,393
Pool #AD6914 4.500% 6/01/40	106,399	114,841
Pool #AD8685 4.500% 8/01/40	272,806	294,449
Pool #MA1591 4.500% 9/01/43	154,540	167,911
Pool #MA1629 4.500% 10/01/43	162,365	176,413
Pool #AL4341 4.500% 10/01/43	16,630	17,924
Pool #AU6423 4.500% 10/01/43	460,985	496,837
Pool #MA1664 4.500% 11/01/43	81,131	88,151
Pool #MA1711 4.500% 12/01/43	161,367	175,329
Pool #AL4741 4.500% 1/01/44	76,809	83,455
Pool #AW0318 4.500% 2/01/44	330,307	355,789
Pool #AL5562 4.500% 4/01/44	49,203	53,030
Pool #AL5540 4.500% 7/01/44	147,336	159,807
Pool #890604 4.500% 10/01/44	782,142	847,738
Pool #AS4271 4.500% 1/01/45	80,586	88,138
Pool #915154 5.000% 4/01/37	99,917	109,784
Pool #974965 5.000% 4/01/38	314,937	345,495
Pool #983077 5.000% 5/01/38	85,403	93,690
Pool #310088 5.000% 6/01/38	83,620	91,733
Pool #AE2266 5.000% 3/01/40	140,518	153,911
Pool #937948 5.500% 6/01/37	9,234	10,380
Pool #995072 5.500% 8/01/38	43,586	49,209
Pool #481473 6.000% 2/01/29	86	96
Pool #867557 6.000% 2/01/36	2,673	2,996
Pool #AE0469 6.000% 12/01/39	318,578	359,947
Pool #AL4324 6.500% 5/01/40	212,716	243,770

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AE0758 7.000% 2/01/39	$123,397	$141,037
Federal National Mortgage Association TBA
Pool #3348 2.500% 3/01/19 (e)	700,000	701,586
Pool #1312 3.000% 9/01/28 (e)	500,000	513,164
Pool #4241 3.000% 5/01/44 (e)	4,600,000	4,573,406
Pool #1963 3.500% 1/01/44 (e)	2,400,000	2,460,000
Pool #9174 4.000% 12/01/42 (e)	4,900,000	5,151,125
Pool #29800 5.000% 3/01/37 (e)	2,300,000	2,504,484
Government National Mortgage Association
Pool #487588 6.000% 4/15/29	3,451	3,885
Pool #595077 6.000% 10/15/32	585	665
Pool #596620 6.000% 10/15/32	435	483
Pool #604706 6.000% 10/15/33	77,341	87,764
Pool #636251 6.000% 3/15/35	7,013	8,054
Pool #782034 6.000% 1/15/36	88,203	101,933
Pool #658029 6.000% 7/15/36	37,773	42,643
Government National Mortgage Association II
Pool #784054 4.000% 9/20/45	2,072,039	2,231,408
Pool #783298 4.500% 4/20/41	388,989	421,795
Pool #783368 4.500% 7/20/41	52,252	56,326
Pool #4747 5.000% 7/20/40	232,412	249,825
Government National Mortgage Association II TBA
Pool #188 3.000% 12/01/44 (e)	2,200,000	2,228,187
Pool #207 3.500% 7/01/44 (e)	2,600,000	2,703,594
Government National Mortgage Association TBA Pool #5610 3.500% 4/01/42(e)	900,000	936,422

		60,831,833

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $69,345,714)		68,989,001

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 25.9%
U.S. Treasury Bonds & Notes — 25.9%
U.S. Treasury Bond 2.500% 2/15/46	$1,510,000	$1,341,924
U.S. Treasury Bond 2.500% 5/15/46	2,760,000	2,452,842
U.S. Treasury Bond 2.875% 5/15/43	2,980,000	2,879,483
U.S. Treasury Bond 2.875% 11/15/46	1,360,000	1,313,144
U.S. Treasury Bond 3.000% 5/15/45	5,980,000	5,900,695
U.S. Treasury Bond 3.000% 11/15/45	1,320,000	1,302,159
U.S. Treasury Bond 3.375% 5/15/44	4,100,000	4,348,642
U.S. Treasury Inflation Index 0.625% 2/15/43	1,282,610	1,174,298
U.S. Treasury Inflation Index 0.750% 2/15/42	770,184	729,150
U.S. Treasury Inflation Index 0.750% 2/15/45	749,309	705,055
U.S. Treasury Inflation Index 1.000% 2/15/46	1,499,562	1,505,899
U.S. Treasury Inflation Index 1.375% 2/15/44	1,182,317	1,290,275
U.S. Treasury Inflation Index 2.125% 2/15/40	380,222	470,909
U.S. Treasury Note 0.625% 11/30/17	210,000	209,492
U.S. Treasury Note 0.750% 2/28/18	4,540,000	4,528,185
U.S. Treasury Note 0.875% 5/31/18	5,000,000	4,990,283
U.S. Treasury Note 1.000% 12/31/17	3,000,000	3,001,948
U.S. Treasury Note 1.000% 11/30/18	6,000,000	5,980,606
U.S. Treasury Note 1.250% 10/31/21	140,000	135,760
U.S. Treasury Note 1.250% 7/31/23	5,360,000	5,046,565
U.S. Treasury Note 1.375% 3/31/20	270,000	268,550
U.S. Treasury Note 1.375% 9/30/20	30,000	29,655
U.S. Treasury Note 1.375% 10/31/20	20,000	19,752
U.S. Treasury Note 1.375% 1/31/21	12,910,000	12,704,499
U.S. Treasury Note 1.375% 4/30/21	190,000	186,386
U.S. Treasury Note 1.375% 6/30/23	7,340,000	6,973,430

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Note 1.375% 8/31/23	$590,000	$559,129
U.S. Treasury Note 1.375% 9/30/23	330,000	312,572
U.S. Treasury Note 1.500% 12/31/18	250,000	251,426
U.S. Treasury Note 1.500% 2/28/23	1,680,000	1,615,950
U.S. Treasury Note 1.500% 8/15/26	640,000	588,725
U.S. Treasury Note 1.625% 7/31/19	270,000	271,856
U.S. Treasury Note 1.625% 6/30/20	1,390,000	1,390,462
U.S. Treasury Note 1.625% 4/30/23	1,510,000	1,460,807
U.S. Treasury Note 1.625% 5/15/26	180,000	167,852
U.S. Treasury Note 2.125% 11/30/23	4,790,000	4,759,688
U.S. Treasury Note 2.250% 12/31/23	1,590,000	1,590,795
U.S. Treasury Note 2.625% 11/15/20	10,000	10,333

		82,469,181

TOTAL U.S. TREASURY OBLIGATIONS (Cost $84,710,936)		82,469,181

TOTAL BONDS & NOTES (Cost $315,467,966)		313,162,559

	Units
PURCHASED OPTIONS — 0.0%
Financial — 0.0%
Diversified Financial — 0.0%
Eurodollar Future Put, Expires 6/19/17, Strike 98.50	400	5,000
U.S. Treasury Note 10 Year Future Call, Expires 1/27/17, Strike 127.00	148	9,250
USD Call JPY Put, Expires 2/10/17, Strike 105.92	1,130,000	102,890

		117,140

TOTAL PURCHASED OPTIONS (Cost $85,414)		117,140

TOTAL LONG-TERM INVESTMENTS (Cost $315,716,040)		313,435,910

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 12.7%
Discount Notes — 2.4%
Federal Home Loan Mortgage Corp. Discount Note, 0.339%, due 1/23/17	$7,762,000	$7,760,362

Repurchase Agreement — 10.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 12/30/16, 0.010%, due 1/03/17 (f)	31,861,605	31,861,605

U.S. Treasury Bill — 0.3%
U.S. Treasury Bill 0.000% 6/29/17	1,000,000	996,989

TOTAL SHORT-TERM INVESTMENTS (Cost $40,618,904)		40,618,956

TOTAL INVESTMENTS — 111.2% (Cost $356,334,944) (g)		354,054,866

Other Assets/(Liabilities) — (11.2)%		(35,779,893)

NET ASSETS — 100.0%		$318,274,973

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ABS	Asset-Backed Security
BRL	Brazilian Real
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
DIP	Debtor In Possession
FRN	Floating Rate Note
GBP	British Pound
JPY	Japanese Yen
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
MXN	Mexican Peso
PAC	Planned Amortization Class
PLN	Polish Zloty
RUB	Russian Ruble
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, these securities amounted to a value of $35,320,048 or 11.10% of net assets.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(b)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At December 31, 2016, these securities amounted to a value of $724,630 or 0.23% of net assets.
(c)	Restricted security. Certain securities are restricted as to resale. At December 31, 2016, these securities amounted to a value of $1,534,291 or 0.48% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(d)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(f)	Maturity value of $31,861,640. Collateralized by U.S. Government Agency obligations with rates ranging from 1.625% – 3.125%, maturity dates ranging from 12/31/19 – 5/15/21, and an aggregate market value, including accrued interest, of $32,501,262.
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments

December 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 57.3%

COMMON STOCK — 54.5%
Belgium — 0.4%
Anheuser-Busch InBev SA/NV	17,838	$1,883,818
Umicore SA	7,632	434,406

		2,318,224

Bermuda — 0.5%
Axalta Coating Systems Ltd. (a)	66,183	1,800,177
Axis Capital Holdings Ltd.	1,473	96,143
Brilliance China Automotive Holdings Ltd.	220,000	301,943
Cheung Kong Infrastructure Holdings Ltd.	13,000	103,395
Jardine Matheson Holdings Ltd.	1,900	104,810
Norwegian Cruise Line Holdings Ltd. (a)	9,071	385,790

		2,792,258

British Virgin Islands — 0.2%
Michael Kors Holdings Ltd. (a)	22,874	983,124

Canada — 0.7%
Brookfield Asset Management, Inc. Class A	1,893	62,458
Cenovus Energy, Inc.	27,775	419,940
Encana Corp.	142,885	1,677,470
Fairfax Financial Holdings Ltd.	1,054	509,082
Platinum Group Metals Ltd. (a)	112,709	161,174
Platinum Group Metals Ltd. (a)	31,097	44,932
The Toronto-Dominion Bank	18,787	926,582

		3,801,638

Cayman Islands — 0.4%
Alibaba Group Holding Ltd. Sponsored ADR (Cayman Islands) (a)	18,972	1,665,932
CK Hutchison Holdings Ltd.	12,000	135,469
Haitian International Holdings Ltd.	154,171	300,522
Want Want China Holdings Ltd.	123,000	78,606

		2,180,529

Czech Republic — 0.0%
CEZ AS	6,034	100,953

Finland — 0.2%
Nokia OYJ	295,542	1,421,326

France — 2.7%
Accor SA	17,952	669,270
Arkema	3,785	369,771
AXA SA	33,378	842,258
BNP Paribas	17,501	1,114,838
Compagnie de Saint-Gobain	16,905	787,204
Danone SA	36,507	2,310,723
Dassault Aviation SA	744	830,160

	Number of Shares	Value
LVMH Moet Hennessy Louis Vuitton SE	4,584	$874,065
Publicis Groupe SA	11,490	792,644
Safran SA	27,010	1,944,650
Sanofi	17,219	1,392,602
Total SA	25,796	1,316,827
Total SA Sponsored ADR (France)	1,201	61,215
Ubisoft Entertainment (a)	17,439	620,386
Unibail-Rodamco SE	2,483	591,894
Vinci SA	9,958	677,335

		15,195,842

Germany — 1.3%
BASF SE	8,480	790,853
Bayer AG	6,903	720,162
Deutsche Telekom AG	76,149	1,308,212
Evonik Industries AG	15,978	475,743
GEA Group AG	16,038	642,857
Hugo Boss AG	7,826	482,895
Innogy SE (a) (b)	49,792	1,731,215
Siemens AG	6,251	768,385
Volkswagen AG	258	37,055
Vonovia SE	21,003	684,148

		7,641,525

Hong Kong — 0.5%
AIA Group Ltd.	105,600	590,966
China Mobile Ltd. Sponsored ADR (Hong Kong)	2,464	129,188
CLP Holdings Ltd.	14,500	132,490
Hang Lung Properties Ltd.	30,000	62,815
HKT Trust & HKT Ltd.	81,000	99,028
Link REIT	12,000	77,490
Power Assets Holdings Ltd.	11,500	101,314
Sino Land Co. Ltd.	56,000	82,891
Sun Hung Kai Properties Ltd.	102,250	1,280,183
Swire Pacific Ltd. Class A	9,500	90,685
The Wharf Holdings Ltd.	18,000	118,288

		2,765,338

India — 0.7%
Coal India Ltd.	132,606	586,236
Hero MotoCorp Ltd.	1,894	84,306
Infosys Ltd.	52,869	786,337
Maruti Suzuki India Ltd.	5,178	403,012
Oil & Natural Gas Corp. Ltd.	44,549	125,123
Reliance Industries Ltd.	136,601	2,172,054

		4,157,068

Indonesia — 0.1%
Siloam International Hospitals Tbk PT (a)	663,840	536,984

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Ireland — 0.4%
Accenture PLC Class A	1,261	$147,701
Medtronic PLC	3,331	237,267
Perrigo Co. PLC	20,400	1,697,892

		2,082,860

Italy — 0.8%
Ei Towers SpA (a)	19,127	1,030,524
Enel SpA	204,029	897,854
Italgas SpA (a)	3,934	15,479
Luxottica Group SpA	16,291	877,483
RAI Way SpA (b)	95,311	359,173
Snam SpA	19,674	80,926
Telecom Italia SpA (a)	1,058,146	931,670
Telecom Italia SpA (a)	524,075	438,323
Telecom Italia SpA — RSP	54,481	39,377

		4,670,809

Japan — 9.1%
Aisin Seiki Co. Ltd.	13,640	590,285
Ajinomoto Co., Inc.	52,700	1,059,915
Alfresa Holdings Corp.	6,400	105,514
Alpine Electronics, Inc.	4,500	58,305
Asahi Group Holdings Ltd.	19,600	617,981
Asahi Kasei Corp.	77,000	670,368
Astellas Pharma, Inc.	7,650	106,038
Bridgestone Corp.	23,400	841,747
Canon Marketing Japan, Inc.	5,400	90,688
Chiyoda Corp.	17,000	117,510
Chubu Electric Power Co., Inc.	24,800	345,951
COMSYS Holdings Corp.	6,500	118,876
Daikin Industries Ltd.	6,900	631,900
Daiwa Securities Group, Inc.	27,000	165,863
Denso Corp.	30,370	1,311,951
East Japan Railway	23,153	1,997,230
EXEDY Corp.	2,700	75,835
Fuji Heavy Industries Ltd.	44,330	1,803,179
FUJIFILM Holdings Corp.	4,100	155,348
Futaba Industrial Co. Ltd.	18,410	107,354
GS Yuasa Corp.	60,000	248,963
Hino Motors Ltd.	11,400	115,687
Hirose Electric Co. Ltd.	1,100	136,027
Hitachi Chemical Co. Ltd.	22,800	568,956
Honda Motor Co. Ltd.	25,060	729,576
Hoya Corp.	39,120	1,639,588
Inpex Corp.	107,300	1,071,248
Isuzu Motors Ltd.	13,000	164,115
Japan Airlines Co. Ltd.	58,300	1,701,259
Japan Tobacco, Inc.	4,600	151,126
JGC Corp.	15,430	279,401
Kamigumi Co. Ltd.	12,000	114,175
KDDI Corp.	19,300	487,285
Keyence Corp.	600	411,107
Kinden Corp.	15,100	187,791

	Number of Shares	Value
Koito Manufacturing Co. Ltd.	7,500	$396,038
Komatsu Ltd.	36,600	826,105
Kubota Corp.	43,220	615,269
Kurita Water Industries Ltd.	4,600	101,049
Kyocera Corp.	5,300	262,875
Kyushu Railway Co. (a)	14,600	381,247
Mabuchi Motor Co. Ltd.	3,300	171,375
Maeda Road Construction Co. Ltd.	4,000	66,800
Makita Corp.	1,900	127,100
Medipal Holdings Corp.	7,400	116,181
Millea Holdings, Inc.	28,575	1,168,447
Mitsubishi Electric Corp.	125,300	1,741,871
Mitsubishi Estate Co. Ltd.	96,000	1,902,971
Mitsubishi UFJ Financial Group, Inc.	162,200	997,200
Mitsui Sumitomo Insurance Group Holdings, Inc.	14,866	459,309
Murata Manufacturing Co. Ltd.	9,670	1,287,726
Nabtesco Corp.	4,700	109,113
NEC Corp.	183,000	483,447
Nintendo Co. Ltd.	4,200	877,991
Nippo Corp.	6,000	111,828
Nippon Telegraph & Telephone Corp.	18,340	770,937
Nippon Television Holdings, Inc.	7,800	141,378
Nitto Denko Corp.	11,800	903,514
NTT DOCOMO, Inc.	14,400	327,467
Okumura Corp.	58,230	327,108
Otsuka Holdings Co. Ltd.	4,500	195,791
Rinnai Corp.	3,800	306,111
Rohm Co. Ltd.	14,060	806,889
Sawai Pharmaceutical Co. Ltd.	2,200	117,939
Secom Co. Ltd.	2,400	175,141
Seino Holdings Co. Ltd.	8,400	93,084
Seven & I Holdings Co. Ltd.	21,200	806,791
Shimamura Co. Ltd.	1,600	199,617
Shin-Etsu Chemical Co. Ltd.	27,688	2,133,929
SHO-BOND Holdings Co. Ltd.	1,500	62,350
SKY Perfect JSAT Holdings, Inc.	12,700	58,354
Sompo Holdings, Inc.	30,400	1,026,522
Sony Financial Holdings, Inc.	29,000	449,497
Stanley Electric Co. Ltd.	5,300	144,467
Sumco Corp.	39,200	503,625
Sumitomo Electric Industries Ltd.	45,000	646,137
Sumitomo Mitsui Financial Group, Inc.	53,730	2,036,907
Suzuken Co. Ltd.	3,300	107,641
Suzuki Motor Corp.	52,137	1,830,159
Toda Corp.	61,200	322,365
Toho Co. Ltd.	4,900	138,479
Tokyo Gas Co. Ltd.	247,988	1,119,472
Tokyo Steel Manufacturing Co. Ltd.	8,600	65,865
Toray Industries, Inc.	75,000	606,187
Toyota Industries Corp.	32,521	1,544,483

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Toyota Motor Corp.	5,800	$338,601
Trend Micro, Inc. (a)	6,100	216,330
TV Asahi Holdings Corp.	4,600	90,677
Ube Industries Ltd.	210,600	440,404
West Japan Railway Co.	9,800	600,539
Yamada Denki Co. Ltd.	91,600	492,676
Yamaha Corp.	4,400	134,095
Yamato Kogyo Co. Ltd.	3,400	94,299
Zenkoku Hosho Co. Ltd.	3,300	105,896

		51,663,807

Mexico — 0.1%
Fibra Uno Administracion SA de C.V.	269,162	411,346

Netherlands — 1.9%
Airbus Group SE	30,617	2,020,679
Akzo Nobel NV	15,739	982,923
ING Groep NV	92,898	1,307,346
Koninklijke Philips NV	52,449	1,598,699
Mylan NV (a)	31,868	1,215,764
Patheon NV (a)	15,475	444,287
Randstad Holding NV	12,983	703,193
Unilever NV	59,281	2,436,426

		10,709,317

Netherlands Antilles — 0.2%
Schlumberger Ltd.	10,884	913,712

Portugal — 0.1%
NOS SGPS	53,168	315,475

Republic of Korea — 0.5%
Coway Co. Ltd.	1,750	127,814
Doosan Bobcat, Inc. (a)	31,519	935,549
Hyundai Motor Co.	6,080	730,469
KT&G Corp.	1,336	111,669
LG Chem Ltd.	475	102,424
POSCO	644	136,134
SK Hynix, Inc.	15,286	558,753
SK Telecom Co. Ltd.	561	104,371

		2,807,183

Singapore — 0.5%
Capitaland Ltd.	706,600	1,467,754
ComfortDelGro Corp. Ltd.	55,300	93,938
Global Logistic Properties Ltd.	886,000	1,342,223
Singapore Telecommunications Ltd.	52,200	131,002

		3,034,917

Spain — 0.5%
Banco Bilbao Vizcaya Argentaria SA	84,617	570,853
Banco Santander SA	153,515	801,384
Cellnex Telecom SAU (b)	59,545	855,178
Gas Natural SDG SA	20,097	378,598

		2,606,013

	Number of Shares	Value
Sweden — 0.5%
SKF AB	114,721	$2,105,763
Svenska Handelsbanken AB Class A	71,078	987,572

		3,093,335

Switzerland — 1.2%
Chubb Ltd.	10,369	1,369,952
Cie Financiere Richemont SA	6,851	453,617
Nestle SA	46,539	3,338,061
Novartis AG	8,936	649,993
UBS Group AG	48,975	766,700

		6,578,323

Taiwan — 0.3%
Cathay Financial Holding Co. Ltd.	91,000	136,259
Cheng Shin Rubber Industry Co. Ltd.	133,211	250,441
Chunghwa Telecom Co. Ltd.	43,000	135,658
Far EasTone Telecommunications Co. Ltd.	56,000	125,889
Formosa Chemicals & Fibre Corp.	28,000	83,353
Formosa Petrochemical Corp.	22,000	76,145
Formosa Plastics Corp.	31,000	85,538
Fubon Financial Holding Co. Ltd.	90,000	142,582
Hon Hai Precision Industry Co. Ltd.	60,100	155,689
Nan Ya Plastics Corp.	38,000	83,724
Taiwan Mobile Co. Ltd.	46,000	148,278
Uni-President Enterprises Corp.	61,000	100,701

		1,524,257

Thailand — 0.1%
Advanced Info Service PCL	13,600	55,658
Advanced Info Service PCL	19,000	77,994
Intouch Holdings PCL NVDR	73,100	101,447
PTT Global Chemical PCL	9,400	16,470
PTT Global Chemical PCL	56,900	100,102
The Siam Cement PCL NVDR	10,200	141,035
Thai Oil PCL	4,300	8,653
Thai Oil PCL	34,200	69,001

		570,360

United Arab Emirates — 0.2%
NMC Health PLC	54,494	1,034,809

United Kingdom — 3.5%
AstraZeneca PLC	29,251	1,586,378
BAE Systems PLC	210,075	1,525,602
Berkeley Group Holdings PLC	16,651	575,557
BP PLC	27,341	169,883
BP PLC Sponsored ADR (United Kingdom)	53,619	2,004,278
Diageo PLC Sponsored ADR (United Kingdom)	9,588	996,577
GlaxoSmithKline PLC	42,256	806,970
HSBC Holdings PLC	290,184	2,346,320
Liberty Global PLC Series A (a)	13,072	399,872

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Meggitt PLC	60,777	$343,216
National Grid PLC	6,261	73,224
Pearson PLC	57,880	580,864
Royal Dutch Shell PLC Class A Sponsored ADR (United Kingdom)	51,767	2,815,089
Royal Dutch Shell PLC Class A	15,699	426,728
Shire Ltd.	22,582	1,279,635
Smiths Group PLC	33,833	587,721
Spire Healthcare Group PLC (b)	145,017	602,374
Vodafone Group PLC	834,063	2,051,358
Vodafone Group PLC Sponsored ADR (United Kingdom)	31,317	765,074

		19,936,720

United States — 26.9%
3M Co.	430	76,785
AbbVie, Inc.	1,463	91,613
Adobe Systems, Inc. (a)	949	97,700
Aetna, Inc.	18,832	2,335,356
Air Products & Chemicals, Inc.	12,064	1,735,044
Alliance Data Systems Corp.	343	78,376
Allstate Corp. (c)	17,981	1,332,752
Alphabet, Inc. Class C (a)	7,528	5,810,261
Altria Group, Inc.	2,011	135,984
Amazon.com, Inc. (a)	5,653	4,239,015
Amdocs Ltd.	1,976	115,102
American International Group, Inc.	854	55,775
American Tower Corp.	1,814	191,704
Ameriprise Financial, Inc.	701	77,769
Amgen, Inc.	3,985	582,647
Anadarko Petroleum Corp.	49,040	3,419,559
Anthem, Inc.	11,946	1,717,476
Apple, Inc.	82,133	9,512,644
Bank of America Corp.	193,744	4,281,742
The Bank of New York Mellon Corp.	1,062	50,318
Baxter International, Inc.	20,371	903,250
Bed Bath & Beyond, Inc.	18,019	732,292
Berkshire Hathaway, Inc. Class A (a)	9	2,197,089
Berkshire Hathaway, Inc. Class B (a)	12,676	2,065,934
Biogen, Inc. (a)	2,237	634,368
The Boeing Co.	532	82,822
Brookdale Senior Living, Inc. (a)	47,612	591,341
Capital One Financial Corp.	1,389	121,176
Cardinal Health, Inc.	1,451	104,428
Catalent, Inc. (a)	22,678	611,399
Centene Corp. (a)	11,591	655,007
The Charles Schwab Corp.	27,961	1,103,621
Charter Communications, Inc. Class A (a)	3,561	1,025,283
Chevron Corp.	396	46,609
Chipotle Mexican Grill, Inc. Class A (a)	4,194	1,582,480
Cisco Systems, Inc.	2,205	66,635

	Number of Shares	Value
Citigroup, Inc.	42,792	$2,543,129
CME Group, Inc.	740	85,359
Cognizant Technology Solutions Corp. Class A (a)	16,897	946,739
Colgate-Palmolive Co.	2,575	168,508
Comcast Corp. Class A	39,847	2,751,435
CommScope Holding Co., Inc. (a)	44,878	1,669,462
Computer Sciences Corp.	1,847	109,749
Constellation Brands, Inc. Class A	663	101,645
Crown Castle International Corp.	10,130	878,980
Crown Holdings, Inc. (a)	1,433	75,333
CVS Health Corp.	9,846	776,948
Delta Air Lines, Inc.	28,298	1,391,979
Delta Topco Ltd. (d)	800,425	40,021
Dick’s Sporting Goods, Inc.	872	46,303
Discover Financial Services	15,219	1,097,138
DISH Network Corp. Class A (a)	14,790	856,785
Edgewell Personal Care Co. (a)	27,112	1,978,905
EI du Pont de Nemours & Co. (e)	31,847	2,337,570
Electronic Arts, Inc. (a)	10,163	800,438
EQT Corp.	10,748	702,919
Expedia, Inc.	5,913	669,825
Facebook, Inc. Class A (a)	37,908	4,361,315
Fifth Third Bancorp	1,850	49,895
Fitbit, Inc. Class A (a)	25,675	187,941
Ford Motor Co.	67,086	813,753
Fortune Brands Home & Security, Inc.	11,339	606,183
General Dynamics Corp.	687	118,617
Gilead Sciences, Inc.	39,930	2,859,387
Global Payments, Inc.	10,609	736,371
The Goldman Sachs Group, Inc.	7,366	1,763,789
The Goodyear Tire & Rubber Co.	1,835	56,646
H&R Block, Inc.	20,976	482,238
The Hartford Financial Services Group, Inc.	3,286	156,578
HCA Holdings, Inc. (a)	16,151	1,195,497
HD Supply Holdings, Inc. (a)	9,418	400,359
Helmerich & Payne, Inc.	1,098	84,985
Hexcel Corp.	4,756	244,649
The Home Depot, Inc.	6,708	899,409
Illinois Tool Works, Inc.	581	71,149
Intel Corp.	2,557	92,742
International Paper Co.	1,986	105,377
Intuit, Inc.	7,314	838,258
Invitae Corp. (a)	22,726	180,444
Johnson & Johnson	17,089	1,968,824
JP Morgan Chase & Co.	41,024	3,539,961
Kansas City Southern	17,907	1,519,409
Kimberly-Clark Corp.	7,523	858,525
KLA-Tencor Corp.	1,023	80,490
Lear Corp.	1,332	176,317
Liberty Broadband Corp. (a)	4,203	304,549
Liberty Broadband Corp. (a)	8,053	596,486

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Liberty SiriusXM Group Class A (a)	14,895	$514,175
Liberty SiriusXM Group Class C (a)	27,930	947,386
Lookout, Inc. (d)	3,711	20,596
Lowe’s Cos., Inc.	32,866	2,337,430
Marathon Oil Corp.	103,976	1,799,825
Marathon Petroleum Corp.	96,373	4,852,381
Marsh & McLennan Cos., Inc.	16,454	1,112,126
Masco Corp.	23,524	743,829
MasterCard, Inc. Class A	9,429	973,544
McDonald’s Corp.	926	112,713
McKesson Corp.	460	64,607
Mead Johnson Nutrition Co.	7,832	554,192
Merck & Co., Inc.	11,736	690,898
MetLife, Inc.	19,613	1,056,945
Microsoft Corp.	3,201	198,910
Mohawk Industries, Inc. (a)	3,698	738,417
Mondelez International Inc. Class A	4,320	191,506
Morgan Stanley	36,557	1,544,533
NextEra Energy Partners LP	18,667	476,755
NextEra Energy, Inc.	19,559	2,336,518
Northrop Grumman Corp.	487	113,266
Nuance Communications, Inc. (a)	53,154	791,995
Omnicom Group, Inc.	601	51,151
Packaging Corporation of America	1,244	105,516
PepsiCo, Inc.	2,055	215,015
Pfizer, Inc. (e)	101,207	3,287,203
Phillips 66	1,084	93,668
Prudential Financial, Inc.	1,002	104,268
Pure Storage, Inc. (a)	50,653	572,885
PVH Corp.	565	50,986
QUALCOMM, Inc.	21,141	1,378,393
Ralph Lauren Corp.	4,350	392,892
Raytheon Co.	555	78,810
Reinsurance Group of America, Inc. Class A	853	107,333
Rockwell Automation, Inc.	507	68,141
Roper Technologies, Inc.	9,529	1,744,569
Sabre Corp.	29,454	734,877
Scripps Networks Interactive Class A	781	55,740
Sempra Energy	10,848	1,091,743
The Sherwin-Williams Co.	1,073	288,358
Simon Property Group, Inc.	10,131	1,799,975
Southwest Airlines Co.	28,220	1,406,485
Square, Inc. (a)	41,552	566,354
Starbucks Corp.	11,765	653,193
Stryker Corp.	562	67,333
SunTrust Banks, Inc.	15,991	877,106
Target Corp.	15,259	1,102,158
Tenet Healthcare Corp. (a)	49,735	738,067
The St. Joe Co. (a)	79,161	1,504,059
Thermo Fisher Scientific, Inc.	1,287	181,596
Tiffany & Co.	7,835	606,664
The Travelers Cos., Inc.	1,725	211,175

	Number of Shares	Value
Tyson Foods, Inc. Class A	961	$59,274
United Continental Holdings, Inc. (a)	34,564	2,519,024
United Rentals, Inc. (a)	799	84,358
UnitedHealth Group, Inc.	625	100,025
Unum Group	13,754	604,213
Valero Energy Corp.	2,257	154,198
VeriFone Systems, Inc. (a)	41,841	741,841
VeriSign, Inc. (a)	1,368	104,064
Verizon Communications, Inc.	5,406	288,572
Vertex Pharmaceuticals, Inc. (a)	3,912	288,197
Visa, Inc. Class A	11,061	862,979
Vistra Energy Corp.	5,736	88,908
VMware, Inc. Class A (a)	8,697	684,715
WABCO Holdings, Inc. (a)	615	65,282
Walgreens Boots Alliance, Inc.	8,552	707,764
Wells Fargo & Co.	24,839	1,368,877
Welltower, Inc. (a)	9,344	562,322
Western Digital Corp.	2,199	149,422
WestRock Co.	17,566	891,826
Whole Foods Market, Inc.	40,032	1,231,384
The Williams Cos., Inc.	32,733	1,019,306
Williams-Sonoma, Inc.	18,199	880,650
Wyndham Worldwide Corp.	1,222	93,324
Zimmer Biomet Holdings, Inc.	17,802	1,837,166

		151,536,620

TOTAL COMMON STOCK (Cost $288,155,763)		307,384,672

PREFERRED STOCK — 2.8%
Germany — 0.1%
Volkswagen AG 1.580%	4,976	697,149

Ireland — 0.2%
Allergan PLC 5.500%	1,258	959,175

Israel — 0.2%
Teva Pharmaceutical Industries Ltd. 7.000%	1,960	1,264,200

United States — 2.3%
American Tower Corp. 5.250%	2,449	256,508
Anthem, Inc. 5.250%	28,872	1,355,540
Citigroup Capital XIII, 3 mo. USD LIBOR + 6.370%, VRN 7.122%	18,379	474,546
Dominion Resources, Inc. 6.375%	5,290	264,817
Dominion Resources, Inc. 6.750%	19,440	983,664
Domo, Inc. Series D-2, Convertible (a) (d)	123,741	1,006,014
Dropbox, Inc. Series C (d)	87,114	838,908
GMAC Capital Trust I, 3 mo. USD LIBOR + 5.785%, VRN 6.602%	23,539	597,891
Grand Rounds, Inc. Series C, Convertible (a) (d)	121,323	333,638

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Lookout Inc., Series F (a) (d)	55,056	$528,538
Mandatory Exchangeable Trust (b) 5.750%	9,268	1,012,529
Palantir Technologies, Inc. Series I (a) (d)	107,092	866,374
Stericycle, Inc. 5.250%	4,667	295,281
Uber Technologies, Inc., Series D (a) (d)	65,060	3,214,615
US Bancorp, Series F, 3 mo. USD LIBOR + 4.468%, VRN 6.500%	10,544	298,290
US Bancorp, Series G, 3 mo. USD LIBOR + 4.861%, VRN 6.000%	4,839	121,991
Wells Fargo & Co. 7.500%	190	226,100

		12,675,244

TOTAL PREFERRED STOCK (Cost $15,303,519)		15,595,768

TOTAL EQUITIES (Cost $303,459,282)		322,980,440

	Principal Amount
BONDS & NOTES — 24.6%

BANK LOANS — 0.9%
Netherlands — 0.1%
Promontoria Blue Holding 2 B.V., Mezzanine EUR (f) 7.000% 4/17/20	$704,829	741,938

Norway — 0.1%
Drillships Financing Holding, Inc., Term Loan B1 6.000% 3/31/21	333,993	215,091

United States — 0.7%
Drillships Ocean Ventures, Inc., Term Loan B 5.500% 7/25/21	291,943	229,479
Fieldwood Energy LLC, New 1st Lien Term Loan 8.000% 8/31/20	130,182	123,022
Fieldwood Energy LLC, 2nd Lien Term Loan 8.375% 9/30/20	295,787	207,051
Fieldwood Energy LLC, 1st Lien Last Out Term Loan 8.375% 9/30/20	175,746	152,460
Hilton Worldwide Finance LLC, Term Loan B1 3.500% 10/26/20	773,427	779,761
Novelis, Inc., 2015 Term Loan B 4.020% 6/02/22	295,500	297,069

	Principal Amount	Value
Seadrill Partners Finco LLC, Term Loan B 4.000% 2/21/21	$622,959	$424,235
Sheridan Production Partners II, L.P., Term Loan B 4.440% 12/16/20	688,183	549,397
Sheridan Production Partners II, L.P., Term Loan A 4.440% 12/16/20	95,707	76,406
Sheridan Production Partners II, L.P., Term Loan M 4.440% 12/16/20	35,696	28,497
Univar, Inc., 2015 Term Loan 4.250% 7/01/22	498,688	502,946
Univision Communications, Inc., Term Loan C4 4.000% 3/01/20	631,783	634,942

		4,005,265

TOTAL BANK LOANS (Cost $5,479,238)		4,962,294

CORPORATE DEBT — 6.6%
Argentina — 0.3%
IRSA Propiedades Comerciales S.A. (b) 8.750% 3/23/23	252,000	266,805
YPF SA (b) 8.500% 7/28/25	1,118,000	1,133,652

		1,400,457

Australia — 0.3%
TFS Corp. Ltd. (Acquired 7/20/16, Cost $1,525,000) (b) 8.750% 8/01/23	1,525,000	1,616,500

Canada — 0.2%
Canada Housing Trust No 1 CAD (b) (f) 1.250% 6/15/21	1,615,000	1,192,344

Cayman Islands — 0.1%
Alibaba Group Holding Ltd. 3.125% 11/28/21	565,000	564,602
Odebrecht Finance Ltd. (b) 4.375% 4/25/25	200,000	115,500

		680,102

Chile — 0.0%
Inversiones Alsacia SA (Acquired 12/22/15, Cost $2,106) (b) (g) (h) 8.000% 12/31/18	441,736	23,191

France — 0.1%
BNP Paribas SA 2.400% 12/12/18	721,000	726,662

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Germany — 0.0%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (b) 5.500% 1/15/23	$202,000	$210,333

India — 0.1%
REI Agro Ltd., Convertible (Acquired 12/02/09, Cost $614,910) (b) (g) (h) 5.500% 11/13/49	618,000	3,090
Suzlon Energy Ltd., Convertible STEP (b) 5.750% 7/16/19	738,000	734,310

		737,400

Ireland — 0.0%
GE Capital International Funding Co. Unlimited Co. 2.342% 11/15/20	202,000	201,904

Italy — 0.2%
Intesa Sanpaolo SpA 3.875% 1/15/19	546,000	555,784
Telecom Italia SpA (b) 5.303% 5/30/24	487,000	476,042

		1,031,826

Japan — 0.1%
Sumitomo Mitsui Banking Corp. 2.450% 1/10/19	439,000	441,403

Luxembourg — 0.2%
Actavis Funding SCS 3.000% 3/12/20	428,000	433,933
Intelsat Jackson Holdings SA 7.500% 4/01/21	401,000	305,762
Intelsat Jackson Holdings SA (b) 8.000% 2/15/24	135,000	138,713

		878,408

Mexico — 0.2%
Petroleos Mexicanos 3 mo. USD LIBOR + 3.650%, FRN (b) 4.607% 3/11/22	490,000	505,312
Petroleos Mexicanos (b) 4.625% 9/21/23	545,000	530,176
Trust F/1401 (b) 5.250% 12/15/24	270,000	264,263

		1,299,751

Netherlands — 0.4%
Bayer Capital Corp. B.V. EUR (b) (f) 5.625% 11/22/19	1,000,000	1,148,442
Bio City Development Co. B.V., Convertible (Acquired 7/06/11, Cost $1,400,000) (b) (d) (g) 8.000% 7/06/18	1,400,000	513,240

	Principal Amount	Value
Constellium NV EUR (b) (f) 7.000% 1/15/23	$250,000	$264,478
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 3.950% 11/09/22	251,000	258,209
ING Groep NV USD 5 year Swap rate + 4.445%, VRN 6.000% 12/29/49	280,000	273,000

		2,457,369

Singapore — 0.2%
CapitaLand Ltd. SGD (b) (f) 1.950% 10/17/23	500,000	341,470
Global Logistic Properties Ltd. (i) 3.875% 6/04/25	844,000	819,333

		1,160,803

Spain — 0.2%
Telefonica Participaciones SAU EUR (b) (f) 4.900% 9/25/17	700,000	646,222
Telefonica SA EUR (i) (f) 6.000% 7/24/17	200,000	198,530

		844,752

Switzerland — 0.1%
UBS AG 2.375% 8/14/19	325,000	326,575

United Arab Emirates — 0.2%
Dana Gas Sukuk Ltd., Convertible (b) 7.000% 10/31/17	1,019,810	915,280

United Kingdom — 0.4%
HSBC Holdings PLC USD 5 Year Swap Rate + 3.705%, VRN 6.375% 12/29/49	905,000	890,294
Lloyds TSB Bank PLC 5 Year UK Gilt + 13.400%, VRN GBP (f) 13.000% 1/29/49	465,000	1,004,835
UBS Group Funding Jersey Ltd. (b) 4.125% 9/24/25	220,000	224,239

		2,119,368

United States — 3.3%
AbbVie, Inc. 2.300% 5/14/21	426,000	417,389
AbbVie, Inc. 2.500% 5/14/20	526,000	526,137
Activision Blizzard, Inc. (b) 2.300% 9/15/21	120,000	117,102
AliphCom, Convertible (d) (h) 12.000% 4/01/20	191,000	8,614
AliphCom, Convertible (d) (h) 12.000% 4/01/20	2,617,000	118,027

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Ally Financial, Inc. 2.750% 1/30/17	$434,000	$434,087
Ally Financial, Inc. 3.500% 1/27/19	302,000	303,510
American Express Co. 3 mo. USD LIBOR + 3.285%, VRN 4.900% 12/29/49	311,000	295,061
American Tower Corp. 3.400% 2/15/19	119,000	121,612
AT&T, Inc. 2.375% 11/27/18	602,000	607,260
AT&T, Inc. 3.000% 6/30/22	964,000	946,272
Bank of America Corp. 2.000% 1/11/18	249,000	249,573
Bank of America Corp. 2.600% 1/15/19	243,000	245,077
Berkshire Hathaway, Inc. 2.750% 3/15/23	343,000	341,712
Cablevision Systems Corp. 5.875% 9/15/22	166,000	161,850
Cisco Systems, Inc. 2.200% 2/28/21	341,000	340,265
Citigroup, Inc. 1.800% 2/05/18	686,000	685,616
Citigroup, Inc. 3 mo. USD LIBOR + 4.059%, VRN 5.875% 12/29/49	579,000	584,790
Cobalt International Energy, Inc., Convertible 2.625% 12/01/19	656,000	257,480
Cobalt International Energy, Inc., Convertible 3.125% 5/15/24	806,000	225,680
Delta Topco Ltd. (d) 10.000% 11/24/60	812,209	836,575
eBay, Inc. 3.800% 3/09/22	242,000	250,018
Edgewell Personal Care Co 4.700% 5/24/22	259,000	266,770
Edgewell Personal Care Co. 4.700% 5/19/21	268,000	282,093
Ford Motor Credit Co. LLC 2.551% 10/05/18	200,000	201,125
Ford Motor Credit Co. LLC 5.000% 5/15/18	452,000	469,732
Forest Laboratories, Inc. (b) 5.000% 12/15/21	222,000	240,023
Freeport-McMoRan, Inc. 3.875% 3/15/23	259,000	237,632
General Electric Capital Corp. 5.550% 5/04/20	57,000	62,970

	Principal Amount	Value
General Electric Capital Corp. 3 mo. USD LIBOR + 2.289%, VRN 6.375% 11/15/67	$291,000	$292,819
General Electric Co. 3 mo. USD LIBOR + 3.330%, VRN 5.000% 12/29/49	493,000	511,586
General Motors Financial Co., Inc. 3.500% 7/10/19	372,000	378,791
The Goldman Sachs Group, Inc. 3 mo. USD LIBOR + 3.922%, VRN 5.375% 12/29/49	500,000	505,000
The Goldman Sachs Group, Inc. 3 mo. USD LIBOR + 3.884%, VRN 5.700% 12/31/49	477,000	488,830
Hughes Satellite Systems Corp. 7.625% 6/15/21	78,000	85,605
Hyundai Capital America (b) 2.000% 3/19/18	215,000	214,961
Intel Corp., Convertible 3.250% 8/01/39	168,000	296,205
JP Morgan Chase & Co. 3 mo. USD LIBOR + 1.000%, FRN 1.942% 1/15/23	533,000	534,902
JP Morgan Chase & Co. 2.295% 8/15/21	675,000	662,495
JP Morgan Chase & Co. 4.350% 8/15/21	204,000	218,238
Medtronic, Inc. 3.150% 3/15/22	550,000	563,322
Merrill Lynch & Co., Inc. 6.875% 4/25/18	242,000	257,224
Morgan Stanley 3 mo. USD LIBOR + 3.610%, VRN 5.450% 12/31/49	353,000	349,470
Mylan, Inc. 2.550% 3/28/19	339,000	338,272
NBCUniversal Enterprise, Inc. (b) 5.250% 12/31/49	400,000	420,000
Oracle Corp. 1.900% 9/15/21	755,000	737,781
QUALCOMM, Inc. 3.000% 5/20/22	577,000	584,666
Sabine Pass Liquefaction LLC STEP 5.625% 4/15/23	252,000	267,750
Synchrony Financial 3.750% 8/15/21	129,000	132,588
T-Mobile USA, Inc. 6.000% 4/15/24	314,000	330,877
USB Capital IX 3 mo. USD LIBOR + 1.020%, VRN 3.500% 10/29/49	122,000	100,192
Verizon Communications, Inc. 1.750% 8/15/21	105,000	100,727

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Verizon Communications, Inc. 2.625% 8/15/26	$232,000	$213,568
Volkswagen Group of America Finance LLC (i) 2.450% 11/20/19	276,000	275,313

		18,695,234

TOTAL CORPORATE DEBT (Cost $42,212,395)		36,959,662

PASS-THROUGH SECURITIES — 0.1%
United Kingdom — 0.1%
Logistics GBP (Acquired 8/03/15, Cost $373,518), 3 mo. GBP LIBOR + 3.600%, FRN GBP (b) (f) (g) 3.998% 8/20/2025	389,000	472,518

TOTAL PASS-THROUGH SECURITIES (Cost $582,072)		472,518

SOVEREIGN DEBT OBLIGATIONS — 9.3%
Argentina — 0.6%
Argentine Republic Government International Bond (i) (f) 3.875% 1/15/22	$100,000	100,739
Argentine Republic Government International Bond (b) 6.875% 4/22/21	1,018,000	1,084,170
Argentine Republic Government International Bond (b) 7.125% 7/06/36	944,000	897,980
Argentine Republic Government International Bond (b) 7.500% 4/22/26	943,000	990,150
City of Buenos Aires Argentina (b) 8.950% 2/19/21	327,000	364,605
Provincia de Buenos Aires (b) 9.125% 3/16/24	168,000	182,784

		3,620,428

Australia — 1.3%
Australia Government Bond AUD (i) (f) 5.500% 4/21/23	900,000	765,222
Australia Government Bond AUD (i) (f) 5.750% 5/15/21	2,911,000	2,412,660

	Principal Amount	Value
Australia Government Bond AUD (i) (f) 5.750% 7/15/22	$5,228,000	$4,441,314

		7,619,196

Brazil — 0.7%
Brazil Notas do Tesouro Nacional Serie B BRL (f) 6.000% 8/15/22	317,000	288,539
Brazil Notas do Tesouro Nacional Serie F BRL (f) 10.000% 1/01/18	3,701,000	1,068,128
Brazil Notas do Tesouro Nacional Serie F BRL (f) 10.000% 1/01/21	4,723,000	1,327,212
Brazilian Government International Bond 2.625% 1/05/23	356,000	316,840
Brazilian Government International Bond EUR (f) 2.875% 4/01/21	371,000	397,856
Brazilian Government International Bond 4.875% 1/22/21	350,000	360,500

		3,759,075

Canada — 1.4%
Canadian Government Bond CAD (f) 0.250% 5/01/18	2,466,000	1,826,142
Canadian Government Bond CAD (f) 0.500% 8/01/18	6,280,000	4,660,245
Canadian Government Bond CAD (f) 0.750% 3/01/21	1,578,000	1,159,903

		7,646,290

Germany — 0.6%
Bundesobligation EUR (i) (f) 0.010% 4/09/21	809,512	874,663
Bundesrepublik Deutschland EUR (i) 0.010% 8/15/26	2,670,000	2,758,291

		3,632,954

Hungary — 0.4%
Hungary Government International Bond 6.250% 1/29/20	474,000	518,438
Hungary Government International Bond 6.375% 3/29/21	1,340,000	1,500,478

		2,018,916

Indonesia — 0.3%
Indonesia Government International Bond EUR (b) (f) 2.625% 6/14/23	758,000	801,522
Indonesia Government International Bond (b) 3.700% 1/08/22	205,000	205,461

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Indonesia Government International Bond (i) 4.875% 5/05/21	$355,000	$375,807
Republic of Indonesia (b) 6.875% 1/17/18	316,000	332,380

		1,715,170

Japan — 1.3%
Japan Government Two Year Bond JPY (f) 0.100% 3/15/17	134,750,000	1,153,829
Japan Government Two Year Bond JPY (f) 0.100% 3/15/18	312,950,000	2,689,000
Japan Government Two Year Bond JPY (f) 0.100% 10/15/18	384,150,000	3,303,838

		7,146,667

Mexico — 0.7%
Mexican Bonos MXN (f) 6.500% 6/10/21	88,649,400	4,170,077

New Zealand — 0.5%
New Zealand Government Bond NZD (i) (f) 6.000% 5/15/21	3,482,000	2,746,653

Poland — 0.8%
Poland Government Bond PLN (f) 2.500% 7/25/26	5,887,000	1,278,085
Poland Government Bond PLN (f) 3.250% 7/25/25	5,741,000	1,346,319
Poland Government Bond PLN (f) 5.000% 3/23/22	214,000	233,121
Poland Government Bond PLN (f) 5.250% 10/25/20	3,129,000	816,749
Poland Government Bond PLN (f) 5.750% 10/25/21	2,660,000	716,067

		4,390,341

Republic of Korea — 0.1%
Export-Import Bank of Korea 2.625% 12/30/20	498,000	497,070
Export-Import Bank of Korea 2.875% 9/17/18	200,000	203,716

		700,786

Romania — 0.1%
Romania Government Bond RON (f) 4.750% 2/24/25	2,255,000	566,655

Saudi Arabia — 0.1%
Saudi Government International Bond (b) 2.375% 10/26/21	685,000	665,091

	Principal Amount	Value
United Kingdom — 0.4%
United Kingdom Gilt GBP (i) (f) 2.000% 9/07/25	$1,505,002	$1,993,129

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $56,318,313)		52,391,428

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 0.6%
United States — 0.6%
Pass-Through Securities — 0.6%
Federal National Mortgage Association TBA, Pool #10160 (j) 3.000% 5/01/44	3,564,635	3,544,027

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $3,549,040)		3,544,027

U.S. TREASURY OBLIGATIONS — 7.1%
United States — 7.1%
U.S. Treasury Inflation Index 0.125% 4/15/21	5,141,523	5,170,948
U.S. Treasury Inflation Index 0.125% 7/15/26	4,735,958	4,579,676
U.S. Treasury Inflation Index 0.625% 1/15/26	5,452,765	5,500,646
U.S. Treasury Note (k) 0.875% 1/31/17	1,614,600	1,614,885
U.S. Treasury Note (l) 1.125% 7/31/21	1,316,800	1,272,795
U.S. Treasury Note 1.250% 10/31/21	22,787,500	22,097,422

		40,236,372

TOTAL U.S. TREASURY OBLIGATIONS (Cost $41,213,289)		40,236,372

TOTAL BONDS & NOTES (Cost $149,354,347)		138,566,301

	Number of Shares
MUTUAL FUNDS — 4.4%
Diversified Financial — 4.4%
United States — 4.4%
BlackRock Liquidity Funds Temp-Fund Portfolio	8,032,452	8,032,452
ETFS Gold Trust (k)	14,400	1,609,344

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
ETFS Physical Palladium Shares (k)	4,767	$310,856
ETFS Platinum Trust (k)	3,939	340,369
iShares Gold Trust (a) (k)	157,258	1,742,419
iShares iBoxx High Yield Corporate Bond ETF	6,650	575,557
SPDR Gold Trust (k)	112,429	12,323,343

		24,934,340

TOTAL MUTUAL FUNDS (Cost $28,245,685)		24,934,340

	Units
PURCHASED OPTIONS — 1.3%
Brazil — 0.0%
Ibovespa Index, Put, Expires 4/12/17, Strike 59,177.00 (OTC — Bank of America N.A.)	106	59,097

	Notional Amount
Germany — 0.1%
6-Month EUR LIBOR BBA 30 year Swaption, Put, Expires 6/9/17, Strike 1.50 (OTC — Goldman Sachs International); Underlying swap terminates 6/13/47	1,322,309	37,967

	Units
EUR Call USD Put, Expires 4/06/17, Strike 1.12 (OTC — Morgan Stanley & Co.)	3,549,861	19,801
EUR Call USD Put, Expires 4/20/17, Strike 1.10 (OTC — Goldman Sachs International)	2,402,135	22,434
EUR Call USD Put, Expires 5/04/17, Strike 1.11 (OTC — Deutsche Bank AG)	2,530,640	24,934
Euro STOXX 50 Index, Call, Expires 3/17/17, Strike 3,025.00 (OTC — Morgan Stanley & Co.)	118	36,513
Euro STOXX 50 Index, Call, Expires 3/17/17, Strike 3,025.00 (OTC — Morgan Stanley & Co.)	118	36,513
Euro STOXX 50 Index, Call, Expires 3/17/17, Strike 3,125.00 (OTC — Morgan Stanley & Co.)	226	50,636
Euro STOXX 50 Index, Call, Expires 6/16/17, Strike 3,150.00 (OTC — Citibank N.A.)	440	92,770
Euro STOXX 50 Index, Call, Expires 9/21/18, Strike 3,426.55 (OTC — Deutsche Bank AG)	190	38,997

	Units	Value
Euro STOXX 50 Index, Put, Expires 1/20/17, Strike 3,000.00 (OTC — Barclays Bank PLC)	703	$2,442
Euro STOXX 600 Index, Call, Expires 3/18/17, Strike 355.61 (OTC — Credit Suisse International)	4,020	51,794

		414,801

	Notional Amount
Japan — 0.1%
6-Month JPY LIBOR BBA 5 year Swaption, Put, Expires 4/4/18, Strike 1.07 (OTC — Deutsche Bank AG); Underlying swap terminates 4/6/23	143,913,000	298

	Units
Topix Index, Call, Expires 1/13/17, Strike 1,550.00 (OTC — Goldman Sachs International)	123,332	6,483
Topix Index, Call, Expires 2/10/17, Strike 1,500.00 (OTC — Societe Generale)	91,654	38,347
Topix Index, Call, Expires 2/10/17, Strike 1,550.00 (OTC — Citibank N.A.)	122,345	23,039
Topix Index, Call, Expires 3/10/17, Strike 1,520.00 (OTC — Bank of America N.A.)	100,811	42,269
Topix Index, Call, Expires 3/10/17, Strike 1,560.00 (OTC — UBS AG)	117,412	29,447
Topix Index, Call, Expires 4/14/17, Strike 1,438.66 (OTC — BNP Paribas SA)	131,786	125,532

		265,415

	Notional Amount
United States — 1.1%
3-Month USD LIBOR BBA 2 year Swaption, Call, Expires 4/12/17, Strike 2.10 (OTC — Goldman Sachs International) Underlying swap terminates 4/18/21	$28,767,354	84,266

	Units
Allstate Corp., Call, Expires 1/19/18, Strike 80.00 (OTC — Goldman Sachs International)	10,114	27,712

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Units	Value
Apple, Inc., Call, Expires 9/15/17, Strike 110.00 (OTC — UBS AG)	19,636	$233,124
Armstrong Flooring, Inc., Call, Expires 1/19/18, Strike 85.00 (OTC — Goldman Sachs International)	15,883	9,530
BB&T Corp., Call, Expires 1/19/18, Strike 40.00 (OTC — Goldman Sachs International)	22,085	182,201
Benefitfocus, Inc., Call, Expires 1/19/18, Strike 45.00 (OTC — Goldman Sachs International)	27,971	71,326
Capital One Financial Corp., Call, Expires 1/19/18, Strike 80.00 (OTC — Goldman Sachs International)	22,607	314,237
Charles Schwab Corp., Call, Expires 1/19/18, Strike 40.00 (OTC — Goldman Sachs International)	30,981	145,611
CIT Group, Inc., Call, Expires 1/19/18, Strike 42.00 (OTC — Goldman Sachs International)	13,586	71,326
Citigroup, Inc., Call, Expires 1/19/18, Strike 55.00 (OTC — Goldman Sachs International)	30,981	303,614
CME Group, Inc., Call, Expires 1/19/18, Strike 115.00 (OTC — Goldman Sachs International)	10,871	104,905
Comerica, Inc., Call, Expires 1/19/18, Strike 55.00 (OTC — Goldman Sachs International)	18,999	309,209
E*TRADE Financial Corp., Call, Expires 1/19/18, Strike 35.00 (OTC — Goldman Sachs International)	28,137	125,913
Fitbug Holdings PLC, Call, Expires 1/19/18, Strike 25.00 (OTC — Goldman Sachs International)	30,981	126,248

	Notional Amount
Interest Rate Swaption USD 5 Year, Put, Expires 4/11/17, Strike 1.96 (OTC — Goldman Sachs International); Underlying swap terminates 4/13/17	$6,932,000	244,527
Interest Rate Swaption USD 5 Year, Put, Expires 4/12/17, Strike 1.99 (OTC — Goldman Sachs International); Underlying swap terminates 4/18/27	6,940,000	236,532

	Units
JP Morgan Chase & Co., Call, Expires 1/19/18, Strike 70.00 (OTC — Goldman Sachs International)	30,981	574,698
KeyCorp, Call, Expires 1/19/18, Strike 15.00 (OTC — Goldman Sachs International)	30,981	127,797

	Units	Value
Lincoln National Corp., Call, Expires 1/19/18, Strike 55.00 (OTC — Goldman Sachs International)	18,818	$279,447
Manulife Financial Corp., Call, Expires 1/19/18, Strike 22.00 (OTC — Goldman Sachs International)	30,981	63,109
MetLife Inc., Call, Expires 1/19/18, Strike 52.50 (OTC — Goldman Sachs International)	30,981	190,533
Morgan Stanley, Call, Expires 1/19/18, Strike 35.00 (OTC — Goldman Sachs International)	30,981	295,094
QUALCOMM, Inc., Call, Expires 5/19/17, Strike 52.50 (OTC — Deutsche Bank AG)	17,892	248,001
RF Micro Devices, Inc., Call, Expires 1/19/18, Strike 12.00 (OTC — Goldman Sachs International)	30,981	100,688
Russell 2000 Index, Put, Expires 1/20/17, Strike 1,340.00 (OTC — Goldman Sachs International)	1,582	24,046
S&P 500 Index, Put, Expires 1/20/17, Strike 2,225.00 (OTC — BNP Paribas SA)	1,761	31,874
S&P 500 Index, Put, Expires 2/17/17, Strike 2,150.00 (OTC — JP Morgan Chase Bank N.A.)	1,058	18,462
S&P 500 Index, Put, Expires 2/17/17, Strike 2,195.00 (OTC — Citibank N.A.)	984	25,978
S&P 500 Index, Put, Expires 3/17/17, Strike 2,150.00 (OTC — Morgan Stanley & Co.)	1,054	31,725
SPDR Gold Shares, Call, Expires 1/20/17, Strike 121.00 (OTC — Societe Generale) (k)	16,096	966
SPDR Gold Shares, Call, Expires 2/17/17, Strike 120.00 (OTC — Societe Generale) (k)	12,427	3,169
State Street Corp., Call, Expires 1/19/18, Strike 72.50 (OTC — Goldman Sachs International)	20,961	238,431
SunTrust Banks, Inc., Call, Expires 1/19/18, Strike 55.00 (OTC — Goldman Sachs International)	30,981	177,366
SYF Resources Bhd, Call, Expires 1/19/18, Strike 35.00 (OTC — Goldman Sachs International)	30,981	156,454
TD Ameritrade Holding Corp., Call, Expires 1/19/18, Strike 40.00 (OTC — Goldman Sachs International)	26,406	179,561
Travelers Com., Call, Expires 1/19/18, Strike 135.00 (OTC — Goldman Sachs International)	9,582	37,849
USD Call JPY Put, Expires 2/17/17, Strike 111.25 (OTC — JP Morgan Chase Bank N.A.)	3,508,474	175,175

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Units	Value
USD Call JPY Put, Expires 3/15/17, Strike 110.25 (OTC — Deutsche Bank AG)	3,515,199	$206,940
USD Call JPY Put, Expires 3/23/17, Strike 112.75 (OTC — UBS AG)	3,520,440	151,224
Wells Fargo & Co., Call, Expires 1/19/18 Strike 55 (OTC — Goldman Sachs International)	30,981	171,945
Zions Bancorp, Call, Expires 1/19/18, Strike 35.00 (OTC — Goldman Sachs International)	25,401	245,120

		6,345,933

TOTAL PURCHASED OPTIONS (Cost $2,819,148)		7,085,246

	Number of Shares
WARRANTS — 0.0%
Australia — 0.0%
TFS Corp. Ltd. AUD, Expires 7/15/18, Strike 1.28 (a)	222,000	72,686

TOTAL WARRANTS (Cost $0)		72,686

TOTAL LONG-TERM INVESTMENTS (Cost $483,878,462)		493,639,013

	Principal Amount
SHORT-TERM INVESTMENTS — 14.3%
Sovereign Debt Obligations — 6.4%
Japan Treasury Discount Bill JPY (f) 0.000% 2/13/17	$730,000,000	6,247,875
Japan Treasury Discount Bill JPY (f) 0.000% 2/27/17	710,000,000	6,077,424
Japan Treasury Discount Bill JPY (f) 0.000% 6/12/17	710,000,000	6,084,921
Japan Treasury Discount Bill JPY (f) 0.010% 1/16/17	700,000,000	5,989,425
Japan Treasury Discount Bill JPY (f) 0.010% 1/30/17	350,000,000	2,995,236
Japan Treasury Discount Bill JPY (f) 0.010% 3/10/17	340,000,000	2,910,636

	Principal Amount	Value
Japan Treasury Discount Bill JPY (f) 0.010% 3/21/17	710,000,000	$6,078,675

		36,384,192

Time Deposit — 0.0%
Brown Brothers Time Deposit 0.260% 1/03/17	$38,542	38,542

		38,542

U.S. Treasury Bill — 7.9%
U.S. Treasury Bill 0.000% 1/05/17	2,000,000	1,999,960
U.S. Treasury Bill 0.000% 1/19/17	2,000,000	1,999,632
U.S. Treasury Bill 0.000% 1/19/17	2,000,000	1,999,632
U.S. Treasury Bill 0.000% 1/19/17	1,000,000	999,816
U.S. Treasury Bill 0.000% 1/19/17	2,000,000	1,999,632
U.S. Treasury Bill 0.000% 2/02/17	2,000,000	1,999,296
U.S. Treasury Bill 0.000% 2/02/17	5,000,000	4,998,240
U.S. Treasury Bill 0.000% 2/02/17	1,500,000	1,499,472
U.S. Treasury Bill 0.000% 2/02/17	1,500,000	1,499,472
U.S. Treasury Bill 0.000% 2/09/17	5,000,000	4,997,700
U.S. Treasury Bill 0.000% 2/09/17	2,500,000	2,498,850
U.S. Treasury Bill 0.000% 2/16/17	4,000,000	3,997,848
U.S. Treasury Bill 0.000% 2/16/17	5,000,000	4,997,310
U.S. Treasury Bill 0.000% 2/23/17	3,000,000	2,997,999
U.S. Treasury Bill 0.000% 3/09/17	6,000,000	5,994,804

		44,479,663

TOTAL SHORT-TERM INVESTMENTS (Cost $83,956,891)		80,902,397

TOTAL INVESTMENTS — 101.9% (Cost $567,835,353) (m)		574,541,410

Other Assets/ (Liabilities) — (1.9)%		(10,617,037)

NET ASSETS — 100.0%		$563,924,373

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
EQUITIES SOLD SHORT — (0.9)%
Canada — (0.3)%
Bank of Montreal	(10,611)	$(763,195)
Royal Bank of Canada	(13,274)	(898,379)

		(1,661,574)

United States — (0.6)%
Ecolab, Inc.	(6,767)	(793,228)
LafargeHolcim Ltd.	(6,904)	(362,671)
The Procter & Gamble Co.	(9,785)	(822,723)
Prologis, Inc.	(21,861)	(1,154,042)

		(3,132,664)

TOTAL EQUITIES SOLD SHORT (Cost $(4,630,609))		(4,794,238)

Notes to Consolidated Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
ETF	Exchange-Traded Fund
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
PLN	Polish Zloty
REIT	Real Estate Investment Trust
RON	New Romanian Leu
SGD	Singapore Dollar
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, these securities amounted to a value of $22,812,818 or 4.05% of net assets.
(c)	A portion of this security is pledged as collateral for securities sold short.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2016, these securities amounted to a value of $8,325,160 or 1.48% of net assets.
(e)	These securities are held as collateral for written options. (Note 2).
(f)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(g)	Restricted security. Certain securities are restricted as to resale. At December 31, 2016, these securities amounted to a value of $1,012,039 or 0.18% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(h)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At December 31, 2016, these securities amounted to a value of $152,922 or 0.03% of net assets.
(i)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At December 31, 2016, these securities amounted to a value of $17,761,654 or 3.15% of net assets.
(j)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(k)	All or a portion of this security is held by a wholly owned subsidiary. See Note 1 of the Notes to Portfolio of Investments for details on the wholly owned subsidiary.
(l)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(m)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select Diversified Value Fund – Portfolio of Investments

December 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.9%

COMMON STOCK — 98.9%
Basic Materials — 2.5%
Chemicals — 1.7%
Ashland Global Holdings, Inc.	1,600	$174,864
Celanese Corp. Series A	3,900	307,086
The Dow Chemical Co.	29,600	1,693,712
E.I. du Pont de Nemours & Co.	26,682	1,958,459
Eastman Chemical Co.	4,100	308,361
Huntsman Corp.	2,800	53,424
LyondellBasell Industries NV Class A	14,600	1,252,388
The Mosaic Co.	4,800	140,784
RPM International, Inc.	3,600	193,788
Westlake Chemical Corp.	1,400	78,386

		6,161,252

Forest Products & Paper — 0.1%
International Paper Co.	11,100	588,966

Iron & Steel — 0.2%
Nucor Corp.	8,200	488,064
Reliance Steel & Aluminum Co.	1,800	143,172

		631,236

Mining — 0.5%
Newmont Mining Corp.	6,100	207,827
Vulcan Materials Co.	12,663	1,584,774

		1,792,601

		9,174,055

Communications — 9.2%
Advertising — 0.2%
The Interpublic Group of Companies, Inc.	10,400	243,464
Omnicom Group, Inc.	6,400	544,704

		788,168

Internet — 0.8%
CDW Corp.	4,500	234,405
Liberty Interactive Corp. QVC Group Class A (a)	66,570	1,330,069
Symantec Corp.	58,553	1,398,831

		2,963,305

Media — 3.7%
CBS Corp. Class B	11,000	699,820
Comcast Corp. Class A	74,197	5,123,303
Discovery Communications, Inc. Series A (a)	4,100	112,381
News Corp. Class A	9,900	113,454
Scripps Networks Interactive Class A	2,300	164,151
Time Warner, Inc.	37,500	3,619,875
Twenty-First Century Fox, Inc. Class A	29,900	838,396

	Number of Shares	Value
The Walt Disney Co.	25,700	$2,678,454

		13,349,834

Telecommunications — 4.5%
Cisco Systems, Inc.	209,911	6,343,510
Corning, Inc.	37,500	910,125
Juniper Networks, Inc.	4,400	124,344
Verizon Communications, Inc.	142,823	7,623,892
Vodafone Group PLC Sponsored ADR (United Kingdom)	43,898	1,072,428

		16,074,299

		33,175,606

Consumer, Cyclical — 7.3%
Airlines — 0.4%
Alaska Air Group, Inc.	1,400	124,222
American Airlines Group, Inc.	5,900	275,471
Delta Air Lines, Inc.	8,600	423,034
Southwest Airlines Co.	16,800	837,312

		1,660,039

Apparel — 0.3%
Ralph Lauren Corp.	13,591	1,227,539

Auto Manufacturers — 0.6%
General Motors Co.	41,500	1,445,860
PACCAR, Inc.	9,600	613,440

		2,059,300

Auto Parts & Equipment — 0.1%
BorgWarner, Inc.	5,800	228,752

Automotive & Parts — 0.2%
The Goodyear Tire & Rubber Co.	6,800	209,916
Lear Corp.	2,000	264,740
WABCO Holdings, Inc. (a)	1,400	148,610

		623,266

Distribution & Wholesale — 0.1%
W.W. Grainger, Inc.	1,500	348,375

Entertainment — 0.0%
Cinemark Holdings, Inc.	3,200	122,752

Home Builders — 0.1%
NVR, Inc. (a)	90	150,210
PulteGroup, Inc.	9,300	170,934
Toll Brothers, Inc. (a)	1,800	55,800

		376,944

Home Furnishing — 0.1%
Whirlpool Corp.	1,900	345,363

Housewares — 0.4%
Newell Brands, Inc.	34,887	1,557,705

Leisure Time — 0.8%
Brunswick Corp.	2,300	125,442
Carnival Corp.	15,300	796,518

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Harley-Davidson, Inc.	28,216	$1,646,121
Royal Caribbean Cruises Ltd.	2,400	196,896

		2,764,977

Lodging — 0.1%
Hyatt Hotels Corp. Class A (a)	1,000	55,260
Wyndham Worldwide Corp.	3,100	236,747

		292,007

Retail — 4.0%
Advance Auto Parts, Inc.	10,383	1,755,973
AutoNation, Inc. (a)	1,100	53,515
AutoZone, Inc. (a)	300	236,937
Best Buy Co., Inc.	8,700	371,229
CarMax, Inc. (a)	5,200	334,828
CVS Health Corp.	22,556	1,779,894
Darden Restaurants, Inc.	3,300	239,976
Dick’s Sporting Goods, Inc.	2,300	122,130
Dollar General Corp.	21,351	1,581,469
Foot Locker, Inc.	3,500	248,115
Kohl’s Corp.	4,900	241,962
Penske Automotive Group, Inc.	1,000	51,840
PVH Corp.	2,100	189,504
Target Corp.	15,900	1,148,457
Wal-Mart Stores, Inc.	84,400	5,833,728
Yum! Brands, Inc.	3,300	208,989

		14,398,546

Textiles — 0.1%
Mohawk Industries, Inc. (a)	1,900	379,392

		26,384,957

Consumer, Non-cyclical — 15.6%
Agriculture — 0.9%
Archer-Daniels-Midland Co.	17,300	789,745
Bunge Ltd.	3,900	281,736
Philip Morris International, Inc.	22,856	2,091,095

		3,162,576

Beverages — 0.5%
PepsiCo, Inc.	17,734	1,855,508

Biotechnology — 1.2%
Amgen, Inc.	19,500	2,851,095
Biogen, Inc. (a)	5,900	1,673,122

		4,524,217

Commercial Services — 0.2%
ManpowerGroup, Inc.	1,800	159,966
Quanta Services, Inc. (a)	1,600	55,760
Robert Half International, Inc.	1,400	68,292
United Rentals, Inc. (a)	2,200	232,276
The Western Union Co.	13,500	293,220

		809,514

Foods — 0.6%
Ingredion, Inc.	1,700	212,432

	Number of Shares	Value
Mondelez International, Inc. Class A	44,170	$1,958,056

		2,170,488

Health Care – Products — 3.2%
Abbott Laboratories	31,496	1,209,761
Johnson & Johnson	71,600	8,249,036
Medtronic PLC	29,272	2,085,045

		11,543,842

Health Care – Services — 2.4%
Aetna, Inc.	14,395	1,785,124
Anthem, Inc.	7,600	1,092,652
Cigna Corp.	6,600	880,374
HCA Holdings, Inc. (a)	10,400	769,808
Humana, Inc.	5,177	1,056,263
MEDNAX, Inc. (a)	1,000	66,660
Quest Diagnostics, Inc.	3,900	358,410
UnitedHealth Group, Inc.	15,259	2,442,051
Universal Health Services, Inc. Class B	2,300	244,674

		8,696,016

Household Products — 0.0%
Avery Dennison Corp.	800	56,176

Pharmaceuticals — 6.6%
AbbVie, Inc.	44,200	2,767,804
Allergan PLC (a)	8,262	1,735,103
Eli Lilly & Co.	19,688	1,448,052
Express Scripts Holding Co. (a)	16,300	1,121,277
Merck & Co., Inc.	115,964	6,826,801
Pfizer, Inc.	247,323	8,033,051
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	45,772	1,659,235
United Therapeutics Corp. (a)	500	71,715

		23,663,038

		56,481,375

Energy — 9.9%
Oil & Gas — 8.5%
Anadarko Petroleum Corp.	32,028	2,233,312
Chevron Corp.	76,381	8,990,044
ConocoPhillips	14,200	711,988
Exxon Mobil Corp.	107,800	9,730,028
Helmerich & Payne, Inc.	3,000	232,200
Hess Corp.	28,747	1,790,651
Marathon Petroleum Corp.	44,821	2,256,737
Murphy Oil Corp.	4,700	146,311
Occidental Petroleum Corp.	19,700	1,403,231
Phillips 66	15,800	1,365,278
Royal Dutch Shell PLC A Shares Sponsored ADR (United Kingdom)	25,531	1,388,376
Valero Energy Corp.	5,200	355,264

		30,603,420

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas Services — 1.4%
Baker Hughes, Inc.	26,847	$1,744,250
Halliburton Co.	52,827	2,857,412
National Oilwell Varco, Inc.	9,800	366,912

		4,968,574

		35,571,994

Financial — 29.3%
Banks — 11.5%
Bank of America Corp.	447,108	9,881,087
The Bank of New York Mellon Corp.	29,700	1,407,186
BOK Financial Corp.	1,700	141,168
Capital One Financial Corp.	13,900	1,212,636
Citigroup, Inc.	120,117	7,138,553
Citizens Financial Group, Inc.	14,100	502,383
Comerica, Inc.	4,700	320,117
Commerce Bancshares, Inc.	2,905	167,938
Cullen/Frost Bankers, Inc.	1,600	141,168
East West Bancorp, Inc.	4,000	203,320
Fifth Third Bancorp	82,882	2,235,328
Northern Trust Corp.	6,100	543,205
The PNC Financial Services Group, Inc.	38,341	4,484,363
Prosperity Bancshares, Inc.	800	57,424
Regions Financial Corp.	35,800	514,088
State Street Corp.	28,220	2,193,259
SunTrust Banks, Inc.	13,600	745,960
Synovus Financial Corp.	3,500	143,780
U.S. Bancorp	46,300	2,378,431
Wells Fargo & Co.	126,836	6,989,932

		41,401,326

Diversified Financial — 10.0%
Alliance Data Systems Corp.	7,845	1,792,582
Ally Financial, Inc.	12,300	233,946
American Express Co.	46,074	3,413,162
Ameriprise Financial, Inc.	20,050	2,224,347
BlackRock, Inc.	4,300	1,636,322
Credit Acceptance Corp. (a)	200	43,502
Discover Financial Services	38,851	2,800,769
E*TRADE Financial Corp. (a)	7,400	256,410
Eaton Vance Corp.	3,100	129,828
FNF Group	53,564	1,819,033
Franklin Resources, Inc.	15,100	597,658
The Goldman Sachs Group, Inc.	11,600	2,777,620
Invesco Ltd.	11,200	339,808
JP Morgan Chase & Co.	159,462	13,759,976
Morgan Stanley	51,100	2,158,975
Nasdaq, Inc.	4,400	295,328
Navient Corp.	8,700	142,941
Raymond James Financial, Inc.	4,000	277,080
Santander Consumer USA Holdings, Inc. (a)	9,700	130,950
Synchrony Financial	22,425	813,355

	Number of Shares	Value
T. Rowe Price Group, Inc.	6,400	$481,664

		36,125,256

Diversified Financial Services — 0.0%
Voya Financial, Inc.	2,200	86,284

Insurance — 6.7%
Aflac, Inc.	11,100	772,560
Alleghany Corp. (a)	500	304,060
The Allstate Corp.	12,000	889,440
American Financial Group, Inc.	5,300	467,036
American International Group, Inc.	74,283	4,851,423
Arch Capital Group Ltd. (a)	3,400	293,386
Assurant, Inc.	1,900	176,434
Assured Guaranty Ltd.	1,500	56,655
Axis Capital Holdings Ltd.	2,400	156,648
Cincinnati Financial Corp.	4,400	333,300
Everest Re Group Ltd.	1,300	281,320
The Hartford Financial Services Group, Inc.	10,500	500,325
Lincoln National Corp.	6,300	417,501
Loews Corp.	9,200	430,836
Markel Corp. (a)	400	361,800
MetLife, Inc.	68,451	3,688,824
Old Republic International Corp.	3,200	60,800
Principal Financial Group, Inc.	7,500	433,950
The Progressive Corp.	15,200	539,600
Prudential Financial, Inc.	12,000	1,248,720
Reinsurance Group of America, Inc.	2,000	251,660
RenaissanceRe Holdings Ltd.	1,100	149,842
Torchmark Corp.	9,100	671,216
The Travelers Cos., Inc.	36,090	4,418,138
Unum Group	45,284	1,989,326
Validus Holdings Ltd.	2,100	115,521
W.R. Berkley Corp.	3,300	219,483
XL Group Ltd.	3,100	115,506

		24,195,310

Real Estate — 0.4%
CBRE Group, Inc. Class A (a)	44,182	1,391,291

Real Estate Investment Trusts (REITS) — 0.6%
Outfront Media, Inc.	27,202	676,514
Weyerhaeuser Co.	55,540	1,671,198

		2,347,712

Savings & Loans — 0.1%
Investors Bancorp, Inc.	9,100	126,945
People’s United Financial, Inc.	7,000	135,520

		262,465

		105,809,644

Industrial — 11.4%
Aerospace & Defense — 4.1%
BE Aerospace, Inc.	2,700	162,513
The Boeing Co.	17,200	2,677,696

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
General Dynamics Corp.	9,800	$1,692,068
Harris Corp.	20,519	2,102,582
L3 Technologies, Inc.	2,200	334,642
Northrop Grumman Corp.	8,624	2,005,770
Rockwell Collins, Inc.	3,400	315,384
Spirit AeroSystems Holdings, Inc. Class A	3,700	215,895
United Technologies Corp.	47,577	5,215,391

		14,721,941

Airlines — 0.2%
United Continental Holdings, Inc. (a)	8,700	634,056

Building Materials — 0.0%
Owens Corning, Inc.	3,100	159,836

Electrical Components & Equipment — 0.3%
Emerson Electric Co.	17,400	970,050
Hubbell, Inc.	1,300	151,710

		1,121,760

Electronics — 0.7%
Arrow Electronics, Inc. (a)	2,500	178,250
Avnet, Inc.	5,400	257,094
Garmin Ltd.	3,100	150,319
Gentex Corp.	7,700	151,613
Jabil Circuit, Inc.	5,100	120,717
Johnson Controls International PLC	38,627	1,591,046
Keysight Technologies, Inc. (a)	1,900	69,483

		2,518,522

Engineering & Construction — 0.1%
Fluor Corp.	3,900	204,828
Jacobs Engineering Group, Inc. (a)	3,300	188,100

		392,928

Hand & Machine Tools — 0.2%
Snap-on, Inc.	1,400	239,778
Stanley Black & Decker, Inc.	4,000	458,760

		698,538

Machinery – Construction & Mining — 0.1%
Ingersoll-Rand PLC	7,000	525,280

Machinery – Diversified — 0.3%
AGCO Corp.	2,100	121,506
Cummins, Inc.	4,700	642,349
Flowserve Corp.	3,400	163,370

		927,225

Manufacturing — 2.6%
Carlisle Cos., Inc.	1,700	187,493
Eaton Corp. PLC	36,516	2,449,858
Honeywell International, Inc.	38,470	4,456,750
Leggett & Platt, Inc.	3,700	180,856
Pentair PLC	33,201	1,861,580
Textron, Inc.	7,300	354,488

		9,491,025

	Number of Shares	Value
Miscellaneous – Manufacturing — 0.0%
Hexcel Corp.	2,400	$123,456

Packaging & Containers — 0.7%
Crown Holdings, Inc. (a)	3,900	205,023
Graphic Packaging Holding Co.	8,800	109,824
Packaging Corporation of America	2,400	203,568
Sealed Air Corp.	39,117	1,773,565
Sonoco Products Co.	2,500	131,750

		2,423,730

Transportation — 2.0%
CSX Corp.	26,500	952,145
Norfolk Southern Corp.	25,489	2,754,596
Union Pacific Corp.	22,400	2,322,432
United Parcel Service, Inc. Class B	9,400	1,077,616

		7,106,789

Trucking & Leasing — 0.1%
AMERCO	500	184,795

		41,029,881

Technology — 10.6%
Computers — 5.1%
Apple, Inc.	116,213	13,459,790
HP, Inc.	46,500	690,060
International Business Machines Corp.	25,900	4,299,141
NCR Corp. (a)	1,400	56,784

		18,505,775

Semiconductors — 2.7%
Intel Corp.	129,000	4,678,830
KLA-Tencor Corp.	4,300	338,324
Lam Research Corp.	3,400	359,482
Marvell Technology Group Ltd.	5,800	80,446
Micron Technology, Inc. (a)	27,100	594,032
Qorvo, Inc. (a)	3,500	184,555
QUALCOMM, Inc.	46,821	3,052,729
Skyworks Solutions, Inc.	5,100	380,766

		9,669,164

Software — 2.8%
CA, Inc.	11,400	362,178
The Dun & Bradstreet Corp.	1,100	133,452
Microsoft Corp.	49,499	3,075,868
Oracle Corp.	166,223	6,391,274

		9,962,772

		38,137,711

Utilities — 3.1%
Electric — 3.1%
The AES Corp.	19,300	224,266
Ameren Corp.	6,600	346,236
American Electric Power Co., Inc.	13,400	843,664
DTE Energy Co.	4,900	482,699

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Duke Energy Corp.	17,700	$1,373,874
Edison International	8,300	597,517
Entergy Corp.	4,900	360,003
Eversource Energy	8,200	452,886
Exelon Corp.	25,000	887,250
NextEra Energy, Inc.	16,284	1,945,287
OGE Energy Corp.	5,400	180,630
PG&E Corp.	31,363	1,905,929
Pinnacle West Capital Corp.	3,000	234,090
Public Service Enterprise Group, Inc.	13,100	574,828
SCANA Corp.	4,000	293,120
Xcel Energy, Inc.	13,000	529,100

		11,231,379

TOTAL COMMON STOCK (Cost $294,357,228)		356,996,602

TOTAL EQUITIES (Cost $294,357,228)		356,996,602

MUTUAL FUNDS — 0.3%
Diversified Financial — 0.3%
iShares Russell 1000 Value Index Fund	10,100	1,131,503

TOTAL MUTUAL FUNDS (Cost $1,130,303)		1,131,503

TOTAL LONG-TERM INVESTMENTS (Cost $295,487,531)		358,128,105

	Principal Amount

SHORT-TERM INVESTMENTS — 1.0%
Repurchase Agreement — 1.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 12/30/16, 0.010%, due 1/03/17 (b)	$3,719,263	3,719,263

Time Deposit — 0.0%
Euro Time Deposit 0.010% 1/03/17	3,439	3,439

TOTAL SHORT-TERM INVESTMENTS (Cost $3,722,702)		3,722,702

TOTAL INVESTMENTS — 100.2% (Cost $299,210,233) (c)		361,850,807

Other Assets/(Liabilities) — (0.2)%		(862,260)

NET ASSETS — 100.0%		$360,988,547

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $3,719,268. Collateralized by U.S. Government Agency obligations with a rate of 1.625%, maturity dates ranging from 4/30/19 – 12/31/19, and an aggregate market value, including accrued interest, of $3,799,381.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Fundamental Value Fund – Portfolio of Investments

December 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.9%

COMMON STOCK — 98.9%
Basic Materials — 2.7%
Chemicals — 2.0%
Agrium, Inc.	84,360	$8,482,398
The Dow Chemical Co.	290,580	16,626,988

		25,109,386

Forest Products & Paper — 0.7%
International Paper Co.	160,690	8,526,211

		33,635,597

Communications — 10.8%
Advertising — 0.8%
Nielsen Holdings PLC	246,350	10,334,383

Internet — 1.3%
eBay, Inc. (a)	223,180	6,626,214
Liberty Interactive Corp. QVC Group Class A (a)	470,920	9,408,982

		16,035,196

Media — 3.5%
CBS Corp. Class B	267,800	17,037,436
Comcast Corp. Class A	211,360	14,594,408
Thomson Reuters Corp.	278,080	12,174,342

		43,806,186

Telecommunications — 5.2%
Cisco Systems, Inc.	1,190,000	35,961,800
Nokia OYJ Sponsored ADR (Finland)	1,911,600	9,194,796
Verizon Communications, Inc.	378,750	20,217,675

		65,374,271

		135,550,036

Consumer, Cyclical — 6.2%
Home Builders — 1.0%
PulteGroup, Inc.	669,990	12,314,416

Leisure Time — 0.9%
Norwegian Cruise Line Holdings Ltd. (a)	266,680	11,341,901

Lodging — 1.6%
Hilton Worldwide Holdings, Inc.	776,210	21,112,912

Retail — 2.7%
CVS Health Corp.	55,350	4,367,668
The Home Depot, Inc.	82,290	11,033,443
Lowe’s Cos., Inc.	137,090	9,749,841
Signet Jewelers Ltd.	93,080	8,773,721

		33,924,673

		78,693,902

Consumer, Non-cyclical — 15.8%
Agriculture — 2.7%
British American Tobacco PLC	275,752	15,656,898

	Number of Shares	Value
Philip Morris International, Inc.	203,780	$18,643,832

		34,300,730

Biotechnology — 0.9%
Amgen, Inc.	76,390	11,168,982

Foods — 1.9%
The Kraft Heinz Co.	123,006	10,740,884
Mondelez International, Inc. Class A	306,110	13,569,856

		24,310,740

Health Care – Products — 1.4%
Medtronic PLC	251,867	17,940,486

Health Care – Services — 1.5%
UnitedHealth Group, Inc.	113,860	18,222,154

Pharmaceuticals — 7.4%
Allergan PLC (a)	67,230	14,118,972
AstraZeneca PLC Sponsored ADR (United Kingdom)	432,640	11,819,725
Bristol-Myers Squibb Co.	265,450	15,512,898
Merck & Co., Inc.	548,830	32,309,622
Pfizer, Inc.	190,385	6,183,705
Roche Holding AG	60,541	13,794,461

		93,739,383

		199,682,475

Energy — 12.3%
Oil & Gas — 10.7%
Anadarko Petroleum Corp.	119,970	8,365,508
Canadian Natural Resources Ltd.	297,620	9,488,126
Chevron Corp.	275,880	32,471,076
EOG Resources, Inc.	200,020	20,222,022
Exxon Mobil Corp.	217,080	19,593,641
Marathon Oil Corp.	943,951	16,339,792
Occidental Petroleum Corp.	119,580	8,517,683
Pioneer Natural Resources Co.	78,110	14,065,268
Southwestern Energy Co. (a)	549,570	5,946,347

		135,009,463

Oil & Gas Services — 1.6%
Halliburton Co.	370,280	20,028,445

		155,037,908

Financial — 28.1%
Banks — 11.5%
Bank of America Corp.	651,350	14,394,835
Citigroup, Inc.	539,300	32,050,599
M&T Bank Corp.	115,040	17,995,707
The PNC Financial Services Group, Inc.	280,220	32,774,531
Wells Fargo & Co.	878,490	48,413,584

		145,629,256

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Fundamental Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified Financial — 9.7%
BlackRock, Inc.	46,340	$17,634,224
The Goldman Sachs Group, Inc.	71,650	17,156,592
Intercontinental Exchange, Inc.	220,740	12,454,151
Invesco Ltd.	497,680	15,099,611
JP Morgan Chase & Co.	691,426	59,663,150

		122,007,728

Insurance — 6.9%
American International Group, Inc.	212,920	13,905,805
Chubb Ltd.	164,970	21,795,836
Marsh & McLennan Cos., Inc.	227,120	15,351,041
MetLife, Inc.	303,330	16,346,454
Principal Financial Group, Inc.	183,658	10,626,452
Unum Group	193,360	8,494,305

		86,519,893

		354,156,877

Industrial — 11.1%
Aerospace & Defense — 2.0%
Triumph Group, Inc.	239,090	6,335,885
United Technologies Corp.	170,700	18,712,134

		25,048,019

Building Materials — 1.0%
Fortune Brands Home & Security, Inc.	227,480	12,161,081

Machinery – Construction & Mining — 2.3%
Caterpillar, Inc.	119,250	11,059,245
Ingersoll-Rand PLC	237,490	17,821,250

		28,880,495

Manufacturing — 4.5%
3M Co.	82,410	14,715,954
Eaton Corp. PLC	291,530	19,558,747
General Electric Co.	723,350	22,857,860

		57,132,561

Transportation — 1.3%
Union Pacific Corp.	156,400	16,215,552

		139,437,708

Technology — 8.6%
Computers — 1.8%
Apple, Inc.	75,760	8,774,523
Cognizant Technology Solutions Corp. Class A (a)	255,400	14,310,062

		23,084,585

Semiconductors — 5.7%
Analog Devices, Inc.	105,640	7,671,577
Intel Corp.	746,070	27,059,959
Maxim Integrated Products, Inc.	413,700	15,956,409
QUALCOMM, Inc.	317,050	20,671,660

		71,359,605

	Number of Shares	Value
Software — 1.1%
Microsoft Corp.	223,440	$13,884,561

		108,328,751

Utilities — 3.3%
Electric — 3.3%
Dominion Resources, Inc.	89,320	6,841,019
Edison International	165,760	11,933,062
Eversource Energy	277,090	15,303,681
NextEra Energy, Inc.	65,180	7,786,403

		41,864,165

TOTAL COMMON STOCK (Cost $946,469,057)		1,246,387,419

TOTAL EQUITIES (Cost $946,469,057)		1,246,387,419

TOTAL LONG-TERM INVESTMENTS (Cost $946,469,057)		1,246,387,419

	Principal Amount
SHORT-TERM INVESTMENTS — 0.8%
Repurchase Agreement — 0.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 12/30/16, 0.010%, due 1/03/17 (b)	$10,085,815	10,085,815

Time Deposit — 0.0%
Euro Time Deposit 0.010% 1/03/17	97,584	97,584

TOTAL SHORT-TERM INVESTMENTS (Cost $10,183,399)		10,183,399

TOTAL INVESTMENTS — 99.7% (Cost $956,652,456) (c)		1,256,570,818

Other Assets/(Liabilities) — 0.3%		4,249,941

NET ASSETS — 100.0%		$1,260,820,759

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $10,085,826. Collateralized by U.S. Government Agency obligations with a rate of 1.625%, maturity date of 12/31/19, and an aggregate market value, including accrued interest, of $10,291,808.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Large Cap Value Fund – Portfolio of Investments

December 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.6%

COMMON STOCK — 97.6%
Basic Materials — 3.5%
Chemicals — 2.8%
BASF SE Sponsored ADR (Germany)	8,981	$831,371
Celanese Corp. Series A	14,600	1,149,604
The Dow Chemical Co.	12,000	686,640
E.I. du Pont de Nemours & Co.	32,300	2,370,820

		5,038,435

Iron & Steel — 0.2%
Carpenter Technology Corp.	9,221	333,524

Mining — 0.5%
Rio Tinto PLC Sponsored ADR (United Kingdom) (a)	24,898	957,577

		6,329,536

Communications — 5.8%
Advertising — 0.7%
Aimia, Inc.	202,300	1,333,157

Media — 0.3%
Time Warner, Inc.	4,700	453,691

Telecommunications — 4.8%
ARRIS International PLC (b)	23,500	708,055
AT&T, Inc.	48,808	2,075,804
Cisco Systems, Inc.	75,698	2,287,594
Corning, Inc.	16,900	410,163
Verizon Communications, Inc.	57,469	3,067,695
Vodafone Group PLC Sponsored ADR (United Kingdom)	13,672	334,007

		8,883,318

		10,670,166

Consumer, Cyclical — 7.9%
Airlines — 1.2%
Southwest Airlines Co.	44,349	2,210,354

Auto Parts & Equipment — 0.6%
Adient PLC (b)	18,058	1,058,199

Home Builders — 0.5%
Lennar Corp.	29,260	1,009,470

Home Furnishing — 0.8%
Whirlpool Corp.	8,000	1,454,160

Household Products — 0.4%
Tupperware Brands Corp.	15,771	829,870

Retail — 4.4%
The Gap, Inc.	49,647	1,114,079
The Home Depot, Inc.	7,900	1,059,232
Target Corp.	21,859	1,578,875

	Number of Shares	Value
Wal-Mart Stores, Inc.	61,360	$4,241,203

		7,993,389

		14,555,442

Consumer, Non-cyclical — 19.1%
Agriculture — 4.6%
Altria Group, Inc.	40,259	2,722,314
Philip Morris International, Inc.	63,360	5,796,806

		8,519,120

Foods — 1.3%
Conagra Brands, Inc.	26,600	1,052,030
Lamb Weston Holdings, Inc. (b)	10,533	398,674
Tyson Foods, Inc. Class A	16,100	993,048

		2,443,752

Health Care – Products — 3.4%
Johnson & Johnson	32,574	3,752,850
Medtronic PLC	34,416	2,451,452

		6,204,302

Pharmaceuticals — 9.8%
Allergan PLC (b)	3,300	693,033
Eli Lilly & Co.	36,364	2,674,572
Herbalife Ltd. (a) (b)	56,703	2,729,683
Merck & Co., Inc.	97,400	5,733,938
Pfizer, Inc.	187,566	6,092,144

		17,923,370

		35,090,544

Energy — 9.6%
Oil & Gas — 9.6%
BP PLC Sponsored ADR (United Kingdom)	121,022	4,523,802
Chesapeake Energy Corp. (b)	33,300	233,766
ConocoPhillips	65,618	3,290,087
Ensco PLC Class A	119,900	1,165,428
Occidental Petroleum Corp.	34,823	2,480,442
PBF Energy, Inc. Class A	36,600	1,020,408
Phillips 66	37,079	3,203,997
Royal Dutch Shell PLC A Shares Sponsored ADR (United Kingdom)	32,400	1,761,912

		17,679,842

Financial — 25.5%
Banks — 12.2%
Bank of America Corp.	386,796	8,548,192
Citigroup, Inc.	87,726	5,213,556
The PNC Financial Services Group, Inc.	6,799	795,211
State Street Corp.	19,093	1,483,908
SunTrust Banks, Inc.	30,972	1,698,814
Wells Fargo & Co.	84,540	4,658,999

		22,398,680

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Large Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified Financial — 7.1%
Ally Financial, Inc.	61,706	$1,173,648
American Express Co.	33,499	2,481,606
Ameriprise Financial, Inc.	14,300	1,586,442
JP Morgan Chase & Co.	82,758	7,141,188
MasterCard, Inc. Class A	5,800	598,850

		12,981,734

Diversified Financial Services — 0.6%
Voya Financial, Inc.	25,947	1,017,641

Insurance — 5.6%
American International Group, Inc.	11,700	764,127
CNO Financial Group, Inc.	204,177	3,909,990
Loews Corp.	82,718	3,873,684
XL Group Ltd.	48,800	1,818,288

		10,366,089

		46,764,144

Industrial — 13.8%
Aerospace & Defense — 3.6%
Arconic, Inc.	40,867	757,674
Northrop Grumman Corp.	11,800	2,744,444
Raytheon Co.	6,881	977,102
United Technologies Corp.	19,000	2,082,780

		6,562,000

Electronics — 1.2%
Johnson Controls International PLC	43,585	1,795,266
TE Connectivity Ltd.	5,600	387,968

		2,183,234

Engineering & Construction — 3.6%
Fluor Corp.	6,500	341,380
KBR, Inc.	375,600	6,268,764

		6,610,144

Hand & Machine Tools — 1.1%
Stanley Black & Decker, Inc.	18,099	2,075,774

Machinery – Diversified — 0.2%
Flowserve Corp. (a)	7,800	374,790

Manufacturing — 0.6%
Honeywell International, Inc.	10,475	1,213,529

Transportation — 3.5%
Euronav NA (a) (b)	183,915	1,462,124
FedEx Corp.	8,100	1,508,220
Golar LNG Partners LP	63,641	1,529,930
Norfolk Southern Corp.	17,285	1,867,990

		6,368,264

		25,387,735

Technology — 8.7%
Computers — 2.0%
Hewlett Packard Enterprise Co.	33,400	772,876
HP, Inc.	24,900	369,516

	Number of Shares	Value
International Business Machines Corp.	15,500	$2,572,845

		3,715,237

Semiconductors — 1.7%
Intel Corp.	29,097	1,055,348
QUALCOMM, Inc.	30,900	2,014,680

		3,070,028

Software — 5.0%
CA, Inc.	103,500	3,288,195
First Data Corp. Class A (b)	26,300	373,197
Microsoft Corp.	51,300	3,187,782
Oracle Corp.	60,600	2,330,070

		9,179,244

		15,964,509

Utilities — 3.7%
Electric — 3.7%
American Electric Power Co., Inc.	6,000	377,760
Entergy Corp.	50,973	3,744,986
Exelon Corp.	63,600	2,257,164
NextEra Energy, Inc.	3,000	358,380

		6,738,290

TOTAL COMMON STOCK (Cost $162,392,089)		179,180,208

TOTAL EQUITIES (Cost $162,392,089)		179,180,208

MUTUAL FUNDS — 2.5%
Diversified Financial — 2.5%
State Street Navigator Securities Lending Prime Portfolio (c)	4,515,031	4,515,031

TOTAL MUTUAL FUNDS (Cost $4,515,031)		4,515,031

TOTAL LONG-TERM INVESTMENTS (Cost $166,907,120)		183,695,239

	Principal Amount
SHORT-TERM INVESTMENTS — 2.7%
Repurchase Agreement — 2.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 12/30/16, 0.010%, due 1/03/17 (d)	$5,050,581	5,050,581

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Large Cap Value Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Time Deposit — 0.0%
Euro Time Deposit 0.010% 1/03/17	$51,260	$51,260

TOTAL SHORT-TERM INVESTMENTS (Cost $5,101,841)		5,101,841

TOTAL INVESTMENTS — 102.8% (Cost $172,008,961) (e)		188,797,080

Other Assets/(Liabilities) — (2.8)%		(5,188,541)

NET ASSETS — 100.0%		$183,608,539

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2016, was $4,414,397 or 2.40% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $5,050,586. Collateralized by U.S. Government Agency obligations with a rate of 1.625%, maturity date of 4/30/19, and an aggregate market value, including accrued interest, of $5,153,880.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index Fund – Portfolio of Investments

December 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.2%

COMMON STOCK — 100.2%
Basic Materials — 2.6%
Chemicals — 2.1%
Air Products & Chemicals, Inc.	41,116	$5,913,303
Albemarle Corp.	21,492	1,850,031
CF Industries Holdings, Inc.	44,612	1,404,386
The Dow Chemical Co.	211,812	12,119,883
E.I. du Pont de Nemours & Co.	164,393	12,066,446
Eastman Chemical Co.	27,440	2,063,763
Ecolab, Inc.	49,319	5,781,173
FMC Corp.	25,593	1,447,540
International Flavors & Fragrances, Inc.	15,257	1,797,732
LyondellBasell Industries NV Class A	63,103	5,412,975
Monsanto Co.	82,314	8,660,256
The Mosaic Co.	66,960	1,963,937
PPG Industries, Inc.	49,656	4,705,403
Praxair, Inc.	53,599	6,281,267
The Sherwin-Williams Co.	15,323	4,117,903

		75,585,998

Forest Products & Paper — 0.1%
International Paper Co.	77,323	4,102,759

Iron & Steel — 0.1%
Nucor Corp.	59,668	3,551,439

Mining — 0.3%
Freeport-McMoRan, Inc. (a)	237,228	3,129,037
Newmont Mining Corp.	99,353	3,384,957
Vulcan Materials Co.	24,895	3,115,609

		9,629,603

		92,869,799

Communications — 13.6%
Advertising — 0.2%
The Interpublic Group of Companies, Inc.	73,980	1,731,872
Nielsen Holdings PLC	62,946	2,640,584
Omnicom Group, Inc.	44,500	3,787,395

		8,159,851

Internet — 6.8%
Alphabet, Inc. Class A (a)	55,912	44,307,464
Alphabet, Inc. Class C (a)	56,044	43,255,880
Amazon.com, Inc. (a)	74,475	55,846,568
eBay, Inc. (a)	195,062	5,791,391
Equinix, Inc.	13,591	4,857,559
Expedia, Inc.	22,538	2,553,105
F5 Networks, Inc. (a)	12,320	1,782,950
Facebook, Inc. Class A (a)	441,988	50,850,719
Netflix, Inc. (a)	81,277	10,062,093

	Number of Shares	Value
The Priceline Group, Inc. (a)	9,301	$13,635,824
Symantec Corp.	117,200	2,799,908
TripAdvisor, Inc. (a)	21,878	1,014,483
VeriSign, Inc. (a)	17,364	1,320,880
Yahoo!, Inc. (a)	166,555	6,440,682

		244,519,506

Media — 2.9%
CBS Corp. Class B	74,000	4,707,880
Charter Communications, Inc. Class A (a)	40,988	11,801,265
Comcast Corp. Class A	449,850	31,062,143
Discovery Communications, Inc. Series A (a)	28,776	788,750
Discovery Communications, Inc. Series C (a)	42,672	1,142,756
News Corp. Class A	72,813	834,437
News Corp. Class B	21,500	253,700
Scripps Networks Interactive Class A	18,186	1,297,935
TEGNA, Inc.	41,396	885,460
Time Warner, Inc.	145,547	14,049,652
Twenty-First Century Fox, Inc. Class A	200,183	5,613,131
Twenty-First Century Fox, Inc. Class B	91,386	2,490,269
Viacom, Inc. Class B	64,442	2,261,914
The Walt Disney Co.	276,331	28,799,217

		105,988,509

Telecommunications — 3.7%
AT&T, Inc.	1,159,195	49,300,563
CenturyLink, Inc.	104,541	2,485,985
Cisco Systems, Inc.	948,955	28,677,420
Corning, Inc.	179,547	4,357,606
Frontier Communications Corp.	224,441	758,611
Juniper Networks, Inc.	71,301	2,014,966
Level 3 Communications, Inc. (a)	55,478	3,126,740
Motorola Solutions, Inc.	31,207	2,586,748
Verizon Communications, Inc.	769,136	41,056,480

		134,365,119

		493,032,985

Consumer, Cyclical — 9.1%
Airlines — 0.5%
Alaska Air Group, Inc.	23,544	2,089,059
American Airlines Group, Inc.	97,673	4,560,352
Delta Air Lines, Inc.	138,709	6,823,096
Southwest Airlines Co.	116,849	5,823,754

		19,296,261

Apparel — 0.6%
Hanesbrands, Inc.	72,239	1,558,195
Michael Kors Holdings Ltd. (a)	30,732	1,320,861

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Nike, Inc. Class B	251,929	$12,805,551
Ralph Lauren Corp.	10,364	936,077
Under Armour, Inc. Class A (a)	35,053	1,018,290
Under Armour, Inc. Class C (a)	35,231	886,764
VF Corp.	62,112	3,313,675

		21,839,413

Auto Manufacturers — 0.6%
Ford Motor Co.	734,646	8,911,256
General Motors Co.	262,049	9,129,787
PACCAR, Inc.	65,972	4,215,611

		22,256,654

Auto Parts & Equipment — 0.1%
BorgWarner, Inc.	37,033	1,460,582

Automotive & Parts — 0.1%
Delphi Automotive PLC	51,140	3,444,279
The Goodyear Tire & Rubber Co.	48,577	1,499,572

		4,943,851

Distribution & Wholesale — 0.3%
Fastenal Co.	53,776	2,526,396
Genuine Parts Co.	27,938	2,669,197
LKQ Corp. (a)	58,680	1,798,542
W.W. Grainger, Inc.	10,497	2,437,928

		9,432,063

Home Builders — 0.1%
D.R. Horton, Inc.	62,942	1,720,205
Lennar Corp. Class A	36,886	1,583,516
PulteGroup, Inc.	56,429	1,037,165

		4,340,886

Home Furnishing — 0.1%
Harman International Industries, Inc.	13,479	1,498,326
Whirlpool Corp.	14,141	2,570,409

		4,068,735

Housewares — 0.1%
Newell Brands, Inc.	90,700	4,049,755

Leisure Time — 0.2%
Carnival Corp.	79,337	4,130,284
Harley-Davidson, Inc.	33,457	1,951,882
Royal Caribbean Cruises Ltd.	31,231	2,562,191

		8,644,357

Lodging — 0.2%
Marriott International, Inc. Class A	60,307	4,986,183
Wyndham Worldwide Corp.	20,434	1,560,544
Wynn Resorts Ltd.	14,884	1,287,615

		7,834,342

Retail — 6.0%
Advance Auto Parts, Inc.	14,109	2,386,114
AutoNation, Inc. (a)	12,118	589,541
AutoZone, Inc. (a)	5,423	4,283,031

	Number of Shares	Value
Bed Bath & Beyond, Inc.	28,006	$1,138,164
Best Buy Co., Inc.	51,964	2,217,304
CarMax, Inc. (a)	35,906	2,311,987
Chipotle Mexican Grill, Inc. (a)	5,390	2,033,755
Coach, Inc.	53,195	1,862,889
Costco Wholesale Corp.	82,454	13,201,710
CVS Health Corp.	201,506	15,900,838
Darden Restaurants, Inc.	23,421	1,703,175
Dollar General Corp.	47,841	3,543,583
Dollar Tree, Inc. (a)	44,287	3,418,071
Foot Locker, Inc.	26,010	1,843,849
The Gap, Inc.	40,508	909,000
The Home Depot, Inc.	230,032	30,842,691
Kohl’s Corp.	33,765	1,667,316
L Brands, Inc.	45,225	2,977,614
Lowe’s Cos., Inc.	164,605	11,706,708
Macy’s, Inc.	57,331	2,053,023
McDonald’s Corp.	156,902	19,098,111
Nordstrom, Inc.	22,369	1,072,146
O’Reilly Automotive, Inc. (a)	17,862	4,972,959
PVH Corp.	14,803	1,335,823
Ross Stores, Inc.	75,293	4,939,221
Signet Jewelers Ltd.	13,087	1,233,581
Staples, Inc.	123,696	1,119,449
Starbucks Corp.	274,956	15,265,557
Target Corp.	106,137	7,666,275
Tiffany & Co.	20,080	1,554,794
The TJX Cos., Inc.	122,684	9,217,249
Tractor Supply Co.	24,573	1,862,879
Ulta Salon Cosmetics & Fragrance, Inc. (a)	10,954	2,792,613
Urban Outfitters, Inc. (a)	16,626	473,508
Wal-Mart Stores, Inc.	284,093	19,636,508
Walgreens Boots Alliance, Inc.	161,659	13,378,899
Yum! Brands, Inc.	65,891	4,172,877

		216,382,812

Textiles — 0.1%
Cintas Corp.	15,998	1,848,729
Mohawk Industries, Inc. (a)	11,800	2,356,224

		4,204,953

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	21,474	1,670,462
Mattel, Inc.	65,156	1,795,048

		3,465,510

		332,220,174

Consumer, Non-cyclical — 22.8%
Agriculture — 1.8%
Altria Group, Inc.	367,718	24,865,091
Archer-Daniels-Midland Co.	107,871	4,924,311
Philip Morris International, Inc.	293,307	26,834,657

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Reynolds American, Inc.	155,762	$8,728,903

		65,352,962

Beverages — 2.1%
Brown-Forman Corp. Class B	33,666	1,512,277
The Coca-Cola Co.	733,649	30,417,087
Constellation Brands, Inc. Class A	33,366	5,115,341
Dr. Pepper Snapple Group, Inc.	34,773	3,152,868
Molson Coors Brewing Co. Class B	34,432	3,350,578
Monster Beverage Corp. (a)	76,341	3,384,960
PepsiCo, Inc.	270,992	28,353,893

		75,287,004

Biotechnology — 2.3%
Alexion Pharmaceuticals, Inc. (a)	42,179	5,160,601
Amgen, Inc.	140,293	20,512,239
Biogen, Inc. (a)	40,972	11,618,840
Celgene Corp. (a)	146,643	16,973,927
Gilead Sciences, Inc.	249,213	17,846,143
Illumina, Inc. (a)	27,577	3,530,959
Regeneron Pharmaceuticals, Inc. (a)	14,230	5,223,691
Vertex Pharmaceuticals, Inc. (a)	46,444	3,421,529

		84,287,929

Commercial Services — 2.0%
Automatic Data Processing, Inc.	85,164	8,753,156
Equifax, Inc.	22,815	2,697,418
Global Payments, Inc.	29,401	2,040,723
H&R Block, Inc.	42,583	978,983
Moody’s Corp.	31,442	2,964,037
Paychex, Inc.	60,172	3,663,271
PayPal Holdings, Inc. (a)	211,120	8,332,906
Quanta Services, Inc. (a)	29,249	1,019,328
Robert Half International, Inc.	23,614	1,151,891
S&P Global, Inc.	49,003	5,269,783
Total System Services, Inc.	30,834	1,511,791
United Rentals, Inc. (a)	15,545	1,641,241
Verisk Analytics, Inc. (a)	29,622	2,404,418
Visa, Inc. Class A	352,742	27,520,931
The Western Union Co.	90,637	1,968,636

		71,918,513

Cosmetics & Personal Care — 1.6%
Colgate-Palmolive Co.	167,847	10,983,908
Coty, Inc. Class A	90,785	1,662,273
The Estee Lauder Cos., Inc. Class A	41,697	3,189,403
The Procter & Gamble Co.	505,259	42,482,177

		58,317,761

Foods — 1.8%
Campbell Soup Co.	36,321	2,196,331
Conagra Brands, Inc.	78,418	3,101,432
General Mills, Inc.	111,533	6,889,393
The Hershey Co.	26,203	2,710,176
Hormel Foods Corp.	51,723	1,800,478
The J.M. Smucker Co.	21,806	2,792,476

	Number of Shares	Value
Kellogg Co.	48,246	$3,556,213
The Kraft Heinz Co.	113,012	9,868,208
The Kroger Co.	178,579	6,162,761
McCormick & Co., Inc.	21,260	1,984,196
Mondelez International, Inc. Class A	290,959	12,898,212
Sysco Corp.	94,786	5,248,301
Tyson Foods, Inc. Class A	54,754	3,377,227
Whole Foods Market, Inc.	59,164	1,819,885

		64,405,289

Health Care – Products — 3.8%
Abbott Laboratories	278,593	10,700,757
Baxter International, Inc.	92,097	4,083,581
Becton, Dickinson & Co.	40,013	6,624,152
Boston Scientific Corp. (a)	256,204	5,541,693
C.R. Bard, Inc.	13,729	3,084,357
The Cooper Cos., Inc.	9,380	1,640,843
Edwards Lifesciences Corp. (a)	40,033	3,751,092
Henry Schein, Inc. (a)	15,205	2,306,751
Hologic, Inc. (a)	53,357	2,140,683
Intuitive Surgical, Inc. (a)	7,284	4,619,294
Johnson & Johnson	513,712	59,184,760
Medtronic PLC	258,942	18,444,439
St. Jude Medical, Inc.	54,432	4,364,902
Stryker Corp.	58,429	7,000,378
Varian Medical Systems, Inc. (a)	17,423	1,564,237
Zimmer Biomet Holdings, Inc.	37,635	3,883,932

		138,935,851

Health Care – Services — 2.3%
Aetna, Inc.	66,004	8,185,156
Anthem, Inc.	49,531	7,121,072
Centene Corp. (a)	32,631	1,843,978
Cigna Corp.	48,299	6,442,603
DaVita, Inc. (a)	29,824	1,914,701
DENTSPLY SIRONA, Inc.	43,617	2,518,009
Envision Healthcare Corp. (a)	22,556	1,427,569
HCA Holdings, Inc. (a)	55,535	4,110,701
Humana, Inc.	28,025	5,717,941
Laboratory Corporation of America Holdings (a)	19,572	2,512,653
Quest Diagnostics, Inc.	26,183	2,406,218
Thermo Fisher Scientific, Inc.	75,007	10,583,488
UnitedHealth Group, Inc.	179,700	28,759,188
Universal Health Services, Inc. Class B	17,179	1,827,502

		85,370,779

Household Products — 0.4%
Avery Dennison Corp.	17,060	1,197,953
Church & Dwight Co., Inc.	49,120	2,170,613
The Clorox Co.	24,161	2,899,803
Kimberly-Clark Corp.	67,632	7,718,164

		13,986,533

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pharmaceuticals — 4.7%
AbbVie, Inc.	306,281	$19,179,316
Allergan PLC (a)	70,872	14,883,829
AmerisourceBergen Corp.	31,246	2,443,125
Bristol-Myers Squibb Co.	315,534	18,439,807
Cardinal Health, Inc.	60,872	4,380,958
Eli Lilly & Co.	183,717	13,512,385
Endo International PLC (a)	39,212	645,822
Express Scripts Holding Co. (a)	116,426	8,008,944
Mallinckrodt PLC (a)	19,535	973,234
McKesson Corp.	42,475	5,965,614
Mead Johnson Nutrition Co.	34,731	2,457,565
Merck & Co., Inc.	520,028	30,614,048
Mylan NV (a)	86,474	3,298,983
Patterson Cos., Inc.	15,928	653,526
Perrigo Co. PLC	27,494	2,288,326
Pfizer, Inc.	1,145,964	37,220,911
Zoetis, Inc.	93,081	4,982,626

		169,949,019

		827,811,640

Diversified — 0.0%
Holding Company – Diversified — 0.0%
Leucadia National Corp.	60,655	1,410,229

Energy — 7.6%
Energy – Alternate Sources — 0.0%
First Solar, Inc. (a)	14,674	470,889

Oil & Gas — 5.9%
Anadarko Petroleum Corp.	105,576	7,361,814
Apache Corp.	71,354	4,528,838
Cabot Oil & Gas Corp.	89,008	2,079,227
Chesapeake Energy Corp. (a)	143,415	1,006,773
Chevron Corp.	356,348	41,942,160
Cimarex Energy Co.	17,648	2,398,363
Concho Resources, Inc. (a)	27,634	3,664,268
ConocoPhillips	234,234	11,744,493
Devon Energy Corp.	98,401	4,493,974
EOG Resources, Inc.	108,875	11,007,262
EQT Corp.	32,063	2,096,920
Exxon Mobil Corp.	782,768	70,652,640
Helmerich & Payne, Inc.	20,659	1,599,007
Hess Corp.	50,551	3,148,822
Marathon Oil Corp.	158,257	2,739,429
Marathon Petroleum Corp.	99,419	5,005,747
Murphy Oil Corp.	31,186	970,820
Newfield Exploration Co. (a)	37,655	1,525,028
Noble Energy, Inc.	80,224	3,053,325
Occidental Petroleum Corp.	144,704	10,307,266
Phillips 66	83,628	7,226,295
Pioneer Natural Resources Co.	31,904	5,744,953
Range Resources Corp.	36,290	1,246,924
Southwestern Energy Co. (a)	95,310	1,031,254
Tesoro Corp.	22,066	1,929,672

	Number of Shares	Value
Valero Energy Corp.	85,446	$5,837,671

		214,342,945

Oil & Gas Services — 1.2%
Baker Hughes, Inc.	79,294	5,151,731
FMC Technologies, Inc. (a)	43,300	1,538,449
Halliburton Co.	163,550	8,846,420
National Oilwell Varco, Inc.	70,259	2,630,497
Schlumberger Ltd.	262,645	22,049,048
Transocean Ltd. (a)	74,568	1,099,132

		41,315,277

Pipelines — 0.5%
Kinder Morgan, Inc.	360,972	7,475,730
ONEOK, Inc.	40,194	2,307,538
Spectra Energy Corp.	131,869	5,418,497
The Williams Cos., Inc.	128,339	3,996,476

		19,198,241

		275,327,352

Financial — 17.9%
Banks — 5.8%
Bank of America Corp.	1,908,237	42,172,038
The Bank of New York Mellon Corp.	199,235	9,439,754
BB&T Corp.	153,258	7,206,191
Capital One Financial Corp.	90,851	7,925,841
Citigroup, Inc.	538,433	31,999,073
Citizens Financial Group, Inc.	95,573	3,405,266
Comerica, Inc.	32,402	2,206,900
Fifth Third Bancorp	141,321	3,811,427
Huntington Bancshares, Inc.	202,229	2,673,468
KeyCorp	203,277	3,713,871
M&T Bank Corp.	29,039	4,542,571
Northern Trust Corp.	40,938	3,645,529
The PNC Financial Services Group, Inc.	91,776	10,734,121
Regions Financial Corp.	230,820	3,314,575
State Street Corp.	68,067	5,290,167
SunTrust Banks, Inc.	92,947	5,098,143
U.S. Bancorp	301,367	15,481,223
Wells Fargo & Co.	852,707	46,992,683
Zions Bancorp	39,096	1,682,692

		211,335,533

Diversified Financial — 4.9%
Affiliated Managers Group, Inc. (a)	10,250	1,489,325
Alliance Data Systems Corp.	10,982	2,509,387
American Express Co.	144,927	10,736,192
Ameriprise Financial, Inc.	29,702	3,295,140
BlackRock, Inc.	22,942	8,730,349
The Charles Schwab Corp.	228,340	9,012,580
CME Group, Inc.	63,811	7,360,599
Discover Financial Services	74,266	5,353,836

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
E*TRADE Financial Corp. (a)	51,123	$1,771,412
Franklin Resources, Inc.	65,610	2,596,844
The Goldman Sachs Group, Inc.	69,799	16,713,370
Intercontinental Exchange, Inc.	112,110	6,325,246
Invesco Ltd.	76,994	2,335,998
JP Morgan Chase & Co.	675,772	58,312,366
MasterCard, Inc. Class A	179,705	18,554,541
Morgan Stanley	272,242	11,502,224
Nasdaq, Inc.	21,974	1,474,895
Navient Corp.	59,055	970,274
Synchrony Financial	148,917	5,401,220
T. Rowe Price Group, Inc.	46,433	3,494,547

		177,940,345

Insurance — 4.4%
Aflac, Inc.	77,133	5,368,457
The Allstate Corp.	69,952	5,184,842
American International Group, Inc.	184,111	12,024,289
Aon PLC	50,003	5,576,835
Arthur J. Gallagher & Co.	33,889	1,760,872
Assurant, Inc.	10,404	966,115
Berkshire Hathaway, Inc. Class B (a)	358,468	58,423,115
Chubb Ltd.	88,049	11,633,034
Cincinnati Financial Corp.	28,211	2,136,983
The Hartford Financial Services Group, Inc.	72,048	3,433,087
Lincoln National Corp.	43,134	2,858,490
Loews Corp.	51,897	2,430,337
Marsh & McLennan Cos., Inc.	97,540	6,592,729
MetLife, Inc.	207,976	11,207,827
Principal Financial Group, Inc.	50,286	2,909,548
The Progressive Corp.	109,474	3,886,327
Prudential Financial, Inc.	81,113	8,440,619
Torchmark Corp.	20,459	1,509,056
The Travelers Cos., Inc.	53,543	6,554,734
Unum Group	43,768	1,922,728
Willis Towers Watson PLC	24,389	2,982,287
XL Group Ltd.	50,385	1,877,345

		159,679,656

Real Estate — 0.1%
CBRE Group, Inc. Class A (a)	56,017	1,763,975

Real Estate Investment Trusts (REITS) — 2.7%
American Tower Corp.	80,766	8,535,351
Apartment Investment & Management Co. Class A	29,984	1,362,773
AvalonBay Communities, Inc.	26,089	4,621,666
Boston Properties, Inc.	28,806	3,623,219
Crown Castle International Corp.	67,908	5,892,377
Digital Realty Trust, Inc.	29,745	2,922,744
Equity Residential	68,764	4,425,651
Essex Property Trust, Inc.	12,224	2,842,080
Extra Space Storage, Inc.	23,966	1,851,134

	Number of Shares	Value
Federal Realty Investment Trust	13,570	$1,928,433
General Growth Properties, Inc.	108,689	2,715,051
HCP, Inc.	86,907	2,582,876
Host Hotels & Resorts, Inc.	139,145	2,621,492
Iron Mountain, Inc.	45,539	1,479,107
Kimco Realty Corp.	80,322	2,020,901
The Macerich Co.	23,207	1,643,984
Mid-America Apartment Communities, Inc.	21,015	2,057,789
Prologis, Inc.	99,238	5,238,774
Public Storage	28,109	6,282,361
Realty Income Corp.	49,331	2,835,546
Simon Property Group, Inc.	59,522	10,575,274
SL Green Realty Corp.	19,188	2,063,669
UDR, Inc.	51,133	1,865,332
Ventas, Inc.	67,387	4,213,035
Vornado Realty Trust	32,359	3,377,309
Welltower, Inc.	68,641	4,594,142
Weyerhaeuser Co.	140,700	4,233,663

		98,405,733

Savings & Loans — 0.0%
People’s United Financial, Inc.	60,090	1,163,342

		650,288,584

Industrial — 10.2%
Aerospace & Defense — 2.2%
Arconic, Inc.	83,919	1,555,858
The Boeing Co.	108,376	16,871,976
General Dynamics Corp.	53,996	9,322,949
Harris Corp.	23,172	2,374,435
L3 Technologies, Inc.	14,729	2,240,428
Lockheed Martin Corp.	47,525	11,878,399
Northrop Grumman Corp.	33,236	7,730,029
Raytheon Co.	55,544	7,887,248
Rockwell Collins, Inc.	24,216	2,246,276
TransDigm Group, Inc.	9,341	2,325,535
United Technologies Corp.	144,523	15,842,611

		80,275,744

Airlines — 0.1%
United Continental Holdings, Inc. (a)	54,244	3,953,303

Building Materials — 0.2%
Fortune Brands Home & Security, Inc.	29,351	1,569,104
Martin Marietta Materials, Inc.	11,860	2,627,346
Masco Corp.	61,283	1,937,769

		6,134,219

Electrical Components & Equipment — 0.3%
Acuity Brands, Inc.	8,389	1,936,685
AMETEK, Inc.	43,268	2,102,825
Emerson Electric Co.	121,047	6,748,370

		10,787,880

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electronics — 0.8%
Agilent Technologies, Inc.	61,014	$2,779,798
Allegion PLC	18,315	1,172,160
Amphenol Corp. Class A	57,826	3,885,907
FLIR Systems, Inc.	26,336	953,100
Fortive Corp.	57,416	3,079,220
Garmin Ltd.	22,269	1,079,824
Johnson Controls International PLC	177,587	7,314,808
Mettler-Toledo International, Inc. (a)	4,923	2,060,571
PerkinElmer, Inc.	20,862	1,087,953
TE Connectivity Ltd.	67,036	4,644,254
Waters Corp. (a)	14,999	2,015,716

		30,073,311

Engineering & Construction — 0.1%
Fluor Corp.	26,596	1,396,822
Jacobs Engineering Group, Inc. (a)	23,283	1,327,131

		2,723,953

Environmental Controls — 0.3%
Republic Services, Inc.	44,146	2,518,529
Stericycle, Inc. (a)	16,254	1,252,208
Waste Management, Inc.	76,706	5,439,223

		9,209,960

Hand & Machine Tools — 0.1%
Snap-on, Inc.	11,132	1,906,578
Stanley Black & Decker, Inc.	28,134	3,226,688

		5,133,266

Machinery – Construction & Mining — 0.4%
Caterpillar, Inc.	110,632	10,260,012
Ingersoll-Rand PLC	49,230	3,694,219

		13,954,231

Machinery – Diversified — 0.5%
Cummins, Inc.	29,227	3,994,454
Deere & Co.	54,443	5,609,807
Flowserve Corp.	24,940	1,198,367
Rockwell Automation, Inc.	24,327	3,269,549
Roper Technologies, Inc.	18,970	3,473,028
Xylem, Inc.	34,226	1,694,871

		19,240,076

Manufacturing — 3.4%
3M Co.	113,700	20,303,409
Danaher Corp.	115,318	8,976,353
Dover Corp.	29,751	2,229,242
Eaton Corp. PLC	85,461	5,733,578
General Electric Co.	1,669,798	52,765,617
Honeywell International, Inc.	143,849	16,664,907
Illinois Tool Works, Inc.	59,526	7,289,554
Leggett & Platt, Inc.	25,745	1,258,416
Parker Hannifin Corp.	25,174	3,524,360
Pentair PLC	31,191	1,748,879

	Number of Shares	Value
Textron, Inc.	51,477	$2,499,723

		122,994,038

Packaging & Containers — 0.2%
Ball Corp.	33,246	2,495,777
Sealed Air Corp.	36,214	1,641,943
WestRock Co.	46,955	2,383,905

		6,521,625

Transportation — 1.6%
C.H. Robinson Worldwide, Inc.	26,324	1,928,496
CSX Corp.	175,887	6,319,620
Expeditors International of Washington, Inc.	33,543	1,776,437
FedEx Corp.	46,346	8,629,625
J.B. Hunt Transport Services, Inc.	16,340	1,586,124
Kansas City Southern	20,673	1,754,104
Norfolk Southern Corp.	55,210	5,966,545
Ryder System, Inc.	10,256	763,457
Union Pacific Corp.	155,603	16,132,919
United Parcel Service, Inc. Class B	130,377	14,946,419

		59,803,746

		370,805,352

Technology — 13.2%
Computers — 5.1%
Accenture PLC Class A	117,093	13,715,103
Apple, Inc.	1,006,642	116,589,276
Cognizant Technology Solutions Corp. Class A (a)	114,163	6,396,553
CSRA, Inc.	26,762	852,102
Hewlett Packard Enterprise Co.	315,653	7,304,210
HP, Inc.	321,845	4,776,180
International Business Machines Corp.	163,212	27,091,560
NetApp, Inc.	51,291	1,809,034
Seagate Technology PLC	55,234	2,108,282
Teradata Corp. (a)	24,881	676,017
Western Digital Corp.	53,474	3,633,558

		184,951,875

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc.	35,562	540,187
Xerox Corp.	164,276	1,434,129

		1,974,316

Semiconductors — 3.3%
Analog Devices, Inc.	57,833	4,199,833
Applied Materials, Inc.	203,578	6,569,462
Broadcom Ltd.	75,007	13,258,987
Intel Corp.	894,390	32,439,525
KLA-Tencor Corp.	29,799	2,344,585
Lam Research Corp.	30,705	3,246,440
Linear Technology Corp.	45,743	2,852,076
Microchip Technology, Inc.	41,043	2,632,908

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Micron Technology, Inc. (a)	198,274	$4,346,166
NVIDIA Corp.	101,754	10,861,222
Qorvo, Inc. (a)	24,413	1,287,298
QUALCOMM, Inc.	278,779	18,176,391
Skyworks Solutions, Inc.	35,314	2,636,543
Texas Instruments, Inc.	188,917	13,785,274
Xilinx, Inc.	47,262	2,853,207

		121,489,917

Software — 4.7%
Activision Blizzard, Inc.	128,297	4,632,805
Adobe Systems, Inc. (a)	93,735	9,650,018
Akamai Technologies, Inc. (a)	32,513	2,167,967
Autodesk, Inc. (a)	36,678	2,714,539
CA, Inc.	58,524	1,859,307
Cerner Corp. (a)	57,643	2,730,549
Citrix Systems, Inc. (a)	29,675	2,650,274
The Dun & Bradstreet Corp.	6,937	841,597
Electronic Arts, Inc. (a)	56,632	4,460,336
Fidelity National Information Services, Inc.	61,812	4,675,460
Fiserv, Inc. (a)	40,862	4,342,813
Intuit, Inc.	46,178	5,292,461
Microsoft Corp.	1,468,299	91,240,100
Oracle Corp.	566,154	21,768,621
Red Hat, Inc. (a)	33,713	2,349,796
Salesforce.com, Inc. (a)	120,062	8,219,445

		169,596,088

		478,012,196

Utilities — 3.2%
Electric — 2.9%
The AES Corp.	126,185	1,466,270
Alliant Energy Corp.	43,480	1,647,457
Ameren Corp.	46,349	2,431,468
American Electric Power Co., Inc.	92,671	5,834,566
CenterPoint Energy, Inc.	82,417	2,030,755
CMS Energy Corp.	53,400	2,222,508
Consolidated Edison, Inc.	57,216	4,215,675
Dominion Resources, Inc.	117,869	9,027,587
DTE Energy Co.	33,553	3,305,306
Duke Energy Corp.	129,677	10,065,529
Edison International	61,375	4,418,386
Entergy Corp.	34,224	2,514,437
Eversource Energy	59,320	3,276,244
Exelon Corp.	173,557	6,159,538
FirstEnergy Corp.	81,339	2,519,069
NextEra Energy, Inc.	88,456	10,566,954
NRG Energy, Inc.	60,283	739,069
PG&E Corp.	95,318	5,792,475
Pinnacle West Capital Corp.	21,269	1,659,620
PPL Corp.	129,298	4,402,597
Public Service Enterprise Group, Inc.	95,341	4,183,563

	Number of Shares	Value
SCANA Corp.	27,332	$2,002,889
The Southern Co.	184,379	9,069,603
WEC Energy Group, Inc.	59,093	3,465,804
Xcel Energy, Inc.	95,328	3,879,850

		106,897,219

Gas — 0.2%
NiSource, Inc.	61,503	1,361,677
Sempra Energy	46,974	4,727,463

		6,089,140

Water — 0.1%
American Water Works Co., Inc.	34,012	2,461,108

		115,447,467

TOTAL COMMON STOCK (Cost $2,178,597,526)		3,637,225,778

TOTAL EQUITIES (Cost $2,178,597,526)		3,637,225,778

TOTAL LONG-TERM INVESTMENTS (Cost $2,178,597,526)		3,637,225,778

	Principal Amount
SHORT-TERM INVESTMENTS — 1.5%
Repurchase Agreement — 1.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 12/30/16, 0.010%, due 1/03/17 (b)	$50,508,756	50,508,756

Time Deposit — 0.0%
Euro Time Deposit 0.010% 1/03/17	57,341	57,341

U.S. Treasury Bill — 0.1%
U.S. Treasury Bill (c) 0.000% 3/02/17	3,465,000	3,462,207

TOTAL SHORT-TERM INVESTMENTS (Cost $54,028,452)		54,028,394

TOTAL INVESTMENTS — 101.7% (Cost $2,232,625,978) (d)		3,691,254,172

Other Assets/(Liabilities) — (1.7)%		(61,856,666)

NET ASSETS — 100.0%		$3,629,397,506

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $50,508,812. Collateralized by U.S. Government Agency obligations with rates ranging from 1.500% – 1.625%, maturity dates ranging from 11/30/19 – 12/31/19, and an aggregate market value, including accrued interest, of $51,523,927.
(c)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Focused Value Fund – Portfolio of Investments

December 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.9%

COMMON STOCK — 95.9%
Communications — 23.9%
Internet — 10.2%
Alphabet, Inc. Class C (a)	55,100	$42,527,282
CDW Corp.	621,727	32,385,759

		74,913,041

Media — 9.6%
Charter Communications, Inc. Class A (a)	140,500	40,452,760
Tribune Media Co. Class A	853,000	29,837,940

		70,290,700

Telecommunications — 4.1%
CommScope Holding Co., Inc. (a)	797,500	29,667,000

		174,870,741

Consumer, Cyclical — 15.6%
Auto Manufacturers — 6.6%
General Motors Co.	1,392,500	48,514,700

Retail — 9.0%
CarMax, Inc. (a)	558,000	35,929,620
Tiffany & Co.	384,500	29,771,835

		65,701,455

		114,216,155

Consumer, Non-cyclical — 13.8%
Health Care – Products — 4.7%
Baxter International, Inc.	770,000	34,141,800

Health Care – Services — 5.2%
HCA Holdings, Inc. (a)	514,500	38,083,290

Pharmaceuticals — 3.9%
Quintiles IMS Holdings, Inc. (a)	370,500	28,176,525

		100,401,615

Financial — 33.9%
Banks — 7.1%
Wells Fargo & Co.	937,000	51,638,070

Diversified Financial — 13.4%
BlackRock, Inc.	87,000	33,106,980
The Goldman Sachs Group, Inc.	91,000	21,789,950
JP Morgan Chase & Co.	493,500	42,584,115

		97,481,045

Insurance — 9.9%
American International Group, Inc.	617,500	40,328,925
Aon PLC	289,000	32,232,170

		72,561,095

Real Estate — 3.5%
CBRE Group, Inc. Class A (a)	813,000	25,601,370

		247,281,580

	Number of Shares	Value
Industrial — 8.7%
Machinery – Construction & Mining — 4.4%
Caterpillar, Inc.	349,500	$32,412,630

Machinery – Diversified — 4.3%
Cummins, Inc.	228,500	31,229,095

		63,641,725

TOTAL COMMON STOCK (Cost $561,831,412)		700,411,816

TOTAL EQUITIES (Cost $561,831,412)		700,411,816

TOTAL LONG-TERM INVESTMENTS (Cost $561,831,412)		700,411,816

	Principal Amount
SHORT-TERM INVESTMENTS — 6.8%
Repurchase Agreement — 6.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 12/30/16, 0.010%, due 1/03/17 (b)	$49,821,594	49,821,594

TOTAL SHORT-TERM INVESTMENTS (Cost $49,821,594)		49,821,594

TOTAL INVESTMENTS — 102.7% (Cost $611,653,006) (c)		750,233,410

Other Assets/(Liabilities) — (2.7)%		(19,735,479)

NET ASSETS — 100.0%		$730,497,931

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $49,821,649. Collateralized by U.S. Government Agency obligations with a rate of 1.500%, maturity date of 11/30/19, and an aggregate market value, including accrued interest, of $50,820,260.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Fundamental Growth Fund – Portfolio of Investments

December 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.9%

COMMON STOCK — 100.9%
Basic Materials — 2.4%
Chemicals — 0.3%
The Sherwin-Williams Co.	1,411	$379,192

Iron & Steel — 0.9%
Nucor Corp.	15,611	929,167

Mining — 1.2%
Rio Tinto PLC Sponsored ADR (United Kingdom) (a)	33,323	1,281,603

		2,589,962

Communications — 22.7%
Advertising — 0.8%
Omnicom Group, Inc.	9,953	847,100

Internet — 17.0%
Alibaba Group Holding Ltd. Sponsored ADR (Cayman Islands) (b)	7,654	672,098
Alphabet, Inc. Class C (b)	7,551	5,828,013
Amazon.com, Inc. (b)	3,666	2,749,023
Baidu, Inc. Sponsored ADR (Cayman Islands) (b)	2,326	382,418
eBay, Inc. (b)	41,105	1,220,407
F5 Networks, Inc. (b)	7,837	1,134,171
Facebook, Inc. Class A (b)	28,789	3,312,175
GoDaddy, Inc. Class A (b)	3,516	122,884
Netflix, Inc. (b)	4,914	608,353
The Priceline Group, Inc. (b)	1,127	1,652,250
Yandex NV Class A (b)	37,563	756,143

		18,437,935

Media — 4.1%
Comcast Corp. Class A	33,844	2,336,928
Discovery Communications, Inc. Series A (b)	20,539	562,974
FactSet Research Systems, Inc.	2,309	377,360
Scripps Networks Interactive Class A	11,753	838,811
Viacom, Inc. Class B	9,697	340,365

		4,456,438

Telecommunications — 0.8%
Cisco Systems, Inc.	27,782	839,572

		24,581,045

Consumer, Cyclical — 5.1%
Lodging — 1.1%
Las Vegas Sands Corp.	16,179	864,120
Wyndham Worldwide Corp.	4,143	316,401

		1,180,521

Retail — 4.0%
Dollar General Corp.	7,426	550,044
The Home Depot, Inc.	16,192	2,171,023

	Number of Shares	Value
O’Reilly Automotive, Inc. (b)	1,436	$399,797
Ross Stores, Inc.	5,739	376,479
The TJX Cos., Inc.	7,003	526,135
Wal-Mart Stores, Inc.	4,051	280,005

		4,303,483

		5,484,004

Consumer, Non-cyclical — 24.9%
Beverages — 2.2%
PepsiCo, Inc.	23,264	2,434,112

Biotechnology — 3.6%
Amgen, Inc.	15,158	2,216,251
Celgene Corp. (b)	2,174	251,641
Gilead Sciences, Inc.	20,181	1,445,161

		3,913,053

Commercial Services — 7.6%
Experian PLC	28,060	543,135
Gartner, Inc. (b)	4,906	495,849
Global Payments, Inc.	8,493	589,499
IHS Markit Ltd. (b)	28,802	1,019,879
Paychex, Inc.	12,704	773,419
PayPal Holdings, Inc. (b)	31,008	1,223,886
Vantiv, Inc. Class A (b)	16,658	993,150
Verisk Analytics, Inc. (b)	4,297	348,787
Visa, Inc. Class A	28,538	2,226,535

		8,214,139

Cosmetics & Personal Care — 0.6%
Colgate-Palmolive Co.	9,703	634,964

Foods — 1.2%
BRF SA Sponsored ADR (Brazil)	16,423	242,404
The Hershey Co.	6,229	644,265
Mondelez International, Inc. Class A	8,248	365,634

		1,252,303

Health Care – Products — 3.2%
Becton, Dickinson & Co.	3,799	628,925
C.R. Bard, Inc.	2,358	529,748
Johnson & Johnson	11,036	1,271,458
Medtronic PLC	8,887	633,021
Varian Medical Systems, Inc. (b)	4,885	438,575

		3,501,727

Health Care – Services — 2.6%
Aetna, Inc.	10,665	1,322,567
Anthem, Inc.	2,970	426,997
HCA Holdings, Inc. (b)	7,958	589,051
ICON PLC (b)	6,821	512,939

		2,851,554

Pharmaceuticals — 3.9%
Allergan PLC (b)	4,058	852,221
Bristol-Myers Squibb Co.	30,742	1,796,562

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Fundamental Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Cardinal Health, Inc.	8,635	$621,461
Merck & Co., Inc.	15,272	899,063

		4,169,307

		26,971,159

Energy — 5.4%
Oil & Gas — 3.1%
BP PLC Sponsored ADR (United Kingdom)	30,633	1,145,062
Chevron Corp.	9,899	1,165,112
Pioneer Natural Resources Co.	5,889	1,060,432

		3,370,606

Oil & Gas Services — 2.3%
Baker Hughes, Inc.	18,717	1,216,044
Schlumberger Ltd.	14,534	1,220,129

		2,436,173

		5,806,779

Financial — 7.8%
Banks — 1.8%
Bank of America Corp.	55,896	1,235,302
Citigroup, Inc.	11,419	678,631

		1,913,933

Diversified Financial — 4.1%
Alliance Data Systems Corp.	1,883	430,266
Intercontinental Exchange, Inc.	19,375	1,093,137
JP Morgan Chase & Co.	12,200	1,052,738
MasterCard, Inc. Class A	18,203	1,879,460

		4,455,601

Insurance — 1.1%
American International Group, Inc.	18,107	1,182,568

Real Estate Investment Trusts (REITS) — 0.8%
Public Storage	3,941	880,813

		8,432,915

Industrial — 7.5%
Electrical Components & Equipment — 0.4%
Emerson Electric Co.	7,889	439,812

Electronics — 0.5%
Fortive Corp.	9,491	509,002

Machinery – Construction & Mining — 0.8%
Caterpillar, Inc.	9,871	915,437

Machinery – Diversified — 1.6%
Cummins, Inc.	7,248	990,584
Rockwell Automation, Inc.	5,530	743,232

		1,733,816

Manufacturing — 3.4%
Danaher Corp.	7,351	572,202
Dover Corp.	7,990	598,691
Honeywell International, Inc.	11,642	1,348,725

	Number of Shares	Value
Parker Hannifin Corp.	8,346	$1,168,440

		3,688,058

Transportation — 0.8%
C.H. Robinson Worldwide, Inc.	11,676	855,384

		8,141,509

Technology — 25.1%
Computers — 7.7%
Amdocs Ltd.	10,563	615,295
Apple, Inc.	60,370	6,992,053
Jack Henry & Associates, Inc.	7,917	702,871

		8,310,219

Internet — 1.4%
Check Point Software Technologies Ltd. (b)	18,217	1,538,608

Semiconductors — 6.5%
Cirrus Logic, Inc. (b)	7,990	451,755
Linear Technology Corp.	24,978	1,557,378
Maxim Integrated Products, Inc.	31,192	1,203,075
QUALCOMM, Inc.	21,696	1,414,579
Texas Instruments, Inc.	23,434	1,709,979
Xilinx, Inc.	11,499	694,195

		7,030,961

Software — 9.5%
Electronic Arts, Inc. (b)	8,979	707,186
Fiserv, Inc. (b)	5,648	600,270
Intuit, Inc.	4,140	474,485
Microsoft Corp.	96,111	5,972,338
Oracle Corp.	63,972	2,459,723
SS&C Technologies Holdings, Inc	4,402	125,897

		10,339,899

		27,219,687

TOTAL COMMON STOCK (Cost $97,252,154)		109,227,060

TOTAL EQUITIES (Cost $97,252,154)		109,227,060

MUTUAL FUNDS — 1.2%
Diversified Financial — 1.2%
State Street Navigator Securities Lending Prime Portfolio (c)	1,294,818	1,294,818

TOTAL MUTUAL FUNDS (Cost $1,294,818)		1,294,818

TOTAL LONG-TERM INVESTMENTS (Cost $98,546,972)		110,521,878

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Fundamental Growth Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.0%
Repurchase Agreement — 0.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 12/30/16, 0.010%, due 1/03/17 (d)	$26,463	$26,463

Time Deposit — 0.0%
Euro Time Deposit 0.010% 1/03/17	15,851	15,851

TOTAL SHORT-TERM INVESTMENTS (Cost $42,314)		42,314

TOTAL INVESTMENTS — 102.1% (Cost $98,589,286) (e)		110,564,192

Other Assets/(Liabilities) — (2.1)%		(2,278,719)

NET ASSETS — 100.0%		$108,285,473

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2016, was $1,268,757 or 1.17% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $26,463. Collateralized by U.S. Government Agency obligations with a rate of 1.625%, maturity date of 12/31/19, and an aggregate market value, including accrued interest, of $30,374.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments

December 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 89.9%

COMMON STOCK — 89.9%
Basic Materials — 0.1%
Chemicals — 0.1%
E.I. du Pont de Nemours & Co.	1,600	$117,440
Ecolab, Inc.	6,400	750,208
The Sherwin-Williams Co.	2,000	537,480

		1,405,128

Communications — 27.4%
Internet — 24.7%
Alibaba Group Holding Ltd. Sponsored ADR (Cayman Islands) (a)	467,175	41,022,637
Alphabet, Inc. Class A (a)	49,302	39,069,370
Alphabet, Inc. Class C (a)	72,732	56,136,012
Amazon.com, Inc. (a)	151,372	113,509,322
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	16,700	2,745,647
Ctrip.com International Ltd. ADR (Cayman Islands) (a)	100,520	4,020,800
Equinix, Inc.	5,400	1,930,014
Facebook, Inc. Class A (a)	646,210	74,346,460
Netflix, Inc. (a)	93,200	11,538,160
The Priceline Group, Inc. (a)	27,800	40,756,468
Tencent Holdings Ltd.	613,600	14,892,180

		399,967,070

Media — 1.2%
Charter Communications, Inc. Class A (a)	18,037	5,193,213
Comcast Corp. Class A	38,800	2,679,140
FactSet Research Systems, Inc.	52,689	8,610,963
Time Warner, Inc.	16,800	1,621,704
The Walt Disney Co.	5,600	583,632

		18,688,652

Telecommunications — 1.5%
Cisco Systems, Inc.	805,769	24,350,339

		443,006,061

Consumer, Cyclical — 9.2%
Airlines — 1.7%
Alaska Air Group, Inc.	98,400	8,731,032
American Airlines Group, Inc.	373,400	17,434,046
Delta Air Lines, Inc.	40,500	1,992,195

		28,157,273

Apparel — 0.1%
Hanesbrands, Inc.	67,700	1,460,289

Auto Manufacturers — 0.5%
Ferrari NV	30,600	1,779,084

	Number of Shares	Value
Tesla Motors, Inc. (a)	31,516	$6,734,654

		8,513,738

Automotive & Parts — 0.2%
Delphi Automotive PLC	44,400	2,990,340

Leisure Time — 0.3%
Norwegian Cruise Line Holdings Ltd. (a)	8,300	352,999
Royal Caribbean Cruises Ltd.	44,000	3,609,760

		3,962,759

Lodging — 1.3%
Hilton Worldwide Holdings, Inc.	247,355	6,728,056
Las Vegas Sands Corp.	68,500	3,658,585
Marriott International, Inc. Class A	69,390	5,737,165
MGM Resorts International (a)	194,200	5,598,786

		21,722,592

Retail — 5.1%
AutoZone, Inc. (a)	5,900	4,659,761
Coach, Inc.	30,800	1,078,616
Costco Wholesale Corp.	13,200	2,113,452
Dollar General Corp.	28,800	2,133,216
Domino’s Pizza, Inc.	3,100	493,644
The Home Depot, Inc.	79,800	10,699,584
L Brands, Inc.	1,200	79,008
Lowe’s Cos., Inc.	128,600	9,146,032
O’Reilly Automotive, Inc. (a)	35,300	9,827,873
Ross Stores, Inc.	103,300	6,776,480
Starbucks Corp.	54,800	3,042,496
Tractor Supply Co.	30,400	2,304,624
Walgreens Boots Alliance, Inc.	135,200	11,189,152
Yum China Holdings, Inc. (a)	213,934	5,587,956
Yum! Brands, Inc.	211,809	13,413,864

		82,545,758

		149,352,749

Consumer, Non-cyclical — 23.9%
Agriculture — 0.3%
Philip Morris International, Inc.	44,000	4,025,560

Beverages — 2.6%
The Coca-Cola Co.	396,844	16,453,152
Constellation Brands, Inc. Class A	20,000	3,066,200
Dr. Pepper Snapple Group, Inc.	2,300	208,541
Molson Coors Brewing Co. Class B	23,800	2,315,978
Monster Beverage Corp. (a)	453,248	20,097,017

		42,140,888

Biotechnology — 3.8%
Alexion Pharmaceuticals, Inc. (a)	84,128	10,293,061
Amgen, Inc.	64,375	9,412,269
Biogen, Inc. (a)	34,200	9,698,436
Celgene Corp. (a)	120,300	13,924,725

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Illumina, Inc. (a)	467	$59,795
Regeneron Pharmaceuticals, Inc. (a)	37,905	13,914,546
Vertex Pharmaceuticals, Inc. (a)	65,100	4,795,917

		62,098,749

Commercial Services — 5.1%
Automatic Data Processing, Inc.	48,935	5,029,539
Equifax, Inc.	2,462	291,082
FleetCor Technologies, Inc. (a)	11,000	1,556,720
Global Payments, Inc.	4,300	298,463
IHS Markit Ltd. (a)	43,365	1,535,555
PayPal Holdings, Inc. (a)	164,600	6,496,762
S&P Global, Inc.	11,000	1,182,940
SEI Investments Co.	291,947	14,410,504
Visa, Inc. Class A	661,516	51,611,478

		82,413,043

Cosmetics & Personal Care — 1.0%
The Procter & Gamble Co.	199,144	16,744,027

Foods — 1.3%
Danone SA Sponsored ADR (France)	1,277,188	16,067,025
The Kraft Heinz Co.	3,000	261,960
Mondelez International, Inc. Class A	102,300	4,534,959

		20,863,944

Health Care – Products — 2.6%
Becton, Dickinson & Co.	43,400	7,184,870
C.R. Bard, Inc.	3,200	718,912
Henry Schein, Inc. (a)	3,800	576,498
Intuitive Surgical, Inc. (a)	14,500	9,195,465
Stryker Corp.	92,500	11,082,425
Varian Medical Systems, Inc. (a)	137,470	12,342,057

		41,100,227

Health Care – Services — 3.4%
Aetna, Inc.	90,572	11,231,834
Anthem, Inc.	1,200	172,524
Centene Corp. (a)	16,500	932,415
Cigna Corp.	24,200	3,228,038
DENTSPLY SIRONA, Inc.	8,000	461,840
Humana, Inc.	30,100	6,141,303
Thermo Fisher Scientific, Inc.	78,039	11,011,303
UnitedHealth Group, Inc.	140,300	22,453,612

		55,632,869

Pharmaceuticals — 3.8%
Allergan PLC (a)	56,593	11,885,096
Bristol-Myers Squibb Co.	69,900	4,084,956
Cardinal Health, Inc.	900	64,773
Eli Lilly & Co.	25,400	1,868,170
McKesson Corp.	800	112,360
Merck & Co., Inc.	152,511	8,978,323
Novartis AG ADR (Switzerland)	141,388	10,298,702
Novo Nordisk A/S Sponsored ADR (Denmark)	429,604	15,405,599

	Number of Shares	Value
Shire PLC Sponsored ADR (Ireland)	27,909	$4,755,135
Zoetis, Inc.	72,800	3,896,984

		61,350,098

		386,369,405

Energy — 0.8%
Oil & Gas Services — 0.8%
Schlumberger Ltd.	160,519	13,475,570

Financial — 8.7%
Banks — 1.2%
The Bank of New York Mellon Corp.	119,300	5,652,434
Citigroup, Inc.	48,300	2,870,469
Citizens Financial Group, Inc.	12,900	459,627
First Republic Bank	4,861	447,893
Northern Trust Corp.	11,800	1,050,790
State Street Corp.	104,300	8,106,196
U.S. Bancorp	4,000	205,480

		18,792,889

Diversified Financial — 6.0%
American Express Co.	98,476	7,295,102
Ameriprise Financial, Inc.	5,500	610,170
BlackRock, Inc.	5,000	1,902,700
The Charles Schwab Corp.	120,900	4,771,923
CME Group, Inc.	17,300	1,995,555
The Goldman Sachs Group, Inc.	3,500	838,075
Intercontinental Exchange, Inc.	232,600	13,123,292
JP Morgan Chase & Co.	74,700	6,445,863
MasterCard, Inc. Class A	254,000	26,225,500
Morgan Stanley	495,400	20,930,650
TD Ameritrade Holding Corp.	293,200	12,783,520

		96,922,350

Insurance — 0.5%
Aon PLC	3,800	423,814
Chubb Ltd.	6,700	885,204
Marsh & McLennan Cos., Inc.	59,100	3,994,569
Willis Towers Watson PLC	20,100	2,457,828

		7,761,415

Real Estate Investment Trusts (REITS) — 1.0%
American Tower Corp.	159,900	16,898,232

		140,374,886

Industrial — 7.5%
Aerospace & Defense — 1.1%
The Boeing Co.	84,300	13,123,824
General Dynamics Corp.	1,100	189,926
Northrop Grumman Corp.	12,300	2,860,734
Raytheon Co.	3,800	539,600
Rockwell Collins, Inc.	6,000	556,560

		17,270,644

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Airlines — 0.4%
United Continental Holdings, Inc. (a)	85,700	$6,245,816

Electronics — 0.6%
Agilent Technologies, Inc.	3,300	150,348
Fortive Corp.	153,250	8,218,798
Johnson Controls International PLC	47,455	1,954,671

		10,323,817

Machinery – Diversified — 1.0%
Deere & Co.	126,156	12,999,114
Roper Technologies, Inc.	15,000	2,746,200
Wabtec Corp.	1,900	157,738

		15,903,052

Manufacturing — 1.6%
Danaher Corp.	301,100	23,437,624
Pentair PLC	2,100	117,747
Textron, Inc.	47,100	2,287,176

		25,842,547

Packaging & Containers — 0.2%
Ball Corp.	36,100	2,710,027

Transportation — 2.6%
Canadian Pacific Railway Ltd.	25,100	3,583,527
Expeditors International of Washington, Inc.	300,475	15,913,156
FedEx Corp.	34,900	6,498,380
J.B. Hunt Transport Services, Inc.	19,600	1,902,572
Kansas City Southern	900	76,365
Norfolk Southern Corp.	3,100	335,017
Union Pacific Corp.	1,800	186,624
United Parcel Service, Inc. Class B	125,536	14,391,447

		42,887,088

		121,182,991

Technology — 12.1%
Computers — 0.5%
Apple, Inc.	67,800	7,852,596

Semiconductors — 2.7%
Analog Devices, Inc.	33,513	2,433,714
Broadcom Ltd.	37,900	6,699,583
Microchip Technology, Inc.	1,500	96,225
NXP Semiconductor NV (a)	117,021	11,469,228
QUALCOMM, Inc.	343,759	22,413,087

		43,111,837

Software — 8.9%
Activision Blizzard, Inc.	9,000	324,990
Autodesk, Inc. (a)	205,430	15,203,874
Cerner Corp. (a)	215,652	10,215,435
Electronic Arts, Inc. (a)	57,700	4,544,452
Fidelity National Information Services, Inc.	44,500	3,365,980
Fiserv, Inc. (a)	97,500	10,362,300

	Number of Shares	Value
Intuit, Inc.	21,400	$2,452,654
Microsoft Corp.	770,912	47,904,472
Oracle Corp.	545,391	20,970,284
Red Hat, Inc. (a)	59,390	4,139,483
Salesforce.com, Inc. (a)	211,500	14,479,290
ServiceNow, Inc. (a)	115,000	8,549,100
Workday, Inc. Class A (a)	32,100	2,121,489

		144,633,803

		195,598,236

Utilities — 0.2%
Electric — 0.2%
NextEra Energy, Inc.	23,200	2,771,472

TOTAL COMMON STOCK (Cost $1,166,598,727)		1,453,536,498

TOTAL EQUITIES (Cost $1,166,598,727)		1,453,536,498

MUTUAL FUNDS — 0.0%
Diversified Financial — 0.0%
T. Rowe Price Reserve Investment Fund	1,015	1,015

TOTAL MUTUAL FUNDS (Cost $1,015)		1,015

TOTAL LONG-TERM INVESTMENTS (Cost $1,166,599,742)		1,453,537,513

	Principal Amount
SHORT-TERM INVESTMENTS — 0.4%
Repurchase Agreement — 0.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 12/30/16, 0.010%, due 1/03/17 (b)	$863,042	863,042

Time Deposit — 0.3%
Euro Time Deposit 0.010% 1/03/17	6,246,387	6,246,387

TOTAL SHORT-TERM INVESTMENTS (Cost $7,109,429)		7,109,429

TOTAL INVESTMENTS — 90.3% (Cost $1,173,709,171) (c)		1,460,646,942

Other Assets/(Liabilities) — 9.7%		156,045,107

NET ASSETS — 100.0%		$1,616,692,049

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $863,043. Collateralized by U.S. Government Agency obligations with a rate of 1.625%, maturity date of 12/31/19, and an aggregate market value, including accrued interest, of $880,853.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Growth Opportunities Fund – Portfolio of Investments

December 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.9%

COMMON STOCK — 97.9%
Communications — 36.0%
Advertising — 1.0%
Nielsen Holdings PLC	189,061	$7,931,109

Internet — 32.7%
Alibaba Group Holding Ltd. Sponsored ADR (Cayman Islands) (a)	211,500	18,571,815
Alphabet, Inc. Class A (a)	44,182	35,012,026
Alphabet, Inc. Class C (a)	26,560	20,499,539
Amazon.com, Inc. (a)	32,400	24,295,788
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	81,500	13,399,415
eBay, Inc. (a)	544,984	16,180,575
Equinix, Inc.	25,751	9,203,665
Facebook, Inc. Class A (a)	350,935	40,375,072
Liberty Interactive Corp. QVC Group Class A (a)	822,128	16,426,118
Netflix, Inc. (a)	129,500	16,032,100
The Priceline Group, Inc. (a)	16,900	24,776,414
Symantec Corp.	446,942	10,677,444
TripAdvisor, Inc. (a)	213,095	9,881,215

		255,331,186

Media — 1.1%
Liberty Global PLC Series A (a)	60,671	1,855,926
Liberty Global PLC Series C (a)	233,320	6,929,604

		8,785,530

Telecommunications — 1.2%
Palo Alto Networks, Inc. (a)	76,000	9,503,800

		281,551,625

Consumer, Cyclical — 5.0%
Apparel — 0.7%
Under Armour, Inc. Class A (a) (b)	105,500	3,064,775
Under Armour, Inc. Class C (a)	106,369	2,677,308

		5,742,083

Retail — 4.3%
Chipotle Mexican Grill, Inc. (a) (b)	23,900	9,017,948
Dollar General Corp.	83,769	6,204,770
L Brands, Inc.	165,809	10,916,864
Walgreens Boots Alliance, Inc.	85,713	7,093,608

		33,233,190

		38,975,273

Consumer, Non-cyclical — 29.9%
Beverages — 1.5%
Monster Beverage Corp. (a)	264,184	11,713,918

Biotechnology — 11.1%
Alexion Pharmaceuticals, Inc. (a)	112,000	13,703,200

	Number of Shares	Value
Biogen, Inc. (a)	84,395	$23,932,734
Celgene Corp. (a)	193,003	22,340,097
Illumina, Inc. (a)	74,000	9,474,960
Incyte Corp. (a)	73,000	7,319,710
Regeneron Pharmaceuticals, Inc. (a)	27,700	10,168,393

		86,939,094

Commercial Services — 10.2%
PayPal Holdings, Inc. (a)	539,263	21,284,711
Visa, Inc. Class A	748,398	58,390,012

		79,674,723

Health Care – Products — 1.2%
Edwards Lifesciences Corp. (a)	98,000	9,182,600

Health Care – Services — 1.1%
DENTSPLY SIRONA, Inc.	148,867	8,594,092

Pharmaceuticals — 4.8%
Allergan PLC (a)	77,311	16,236,083
BioMarin Pharmaceutical, Inc. (a)	122,000	10,106,480
Quintiles IMS Holdings, Inc. (a)	155,040	11,790,792

		38,133,355

		234,237,782

Energy — 1.1%
Oil & Gas Services — 1.1%
Schlumberger Ltd.	105,500	8,856,725

Financial — 9.5%
Diversified Financial — 7.2%
The Charles Schwab Corp.	519,914	20,521,006
Intercontinental Exchange, Inc.	261,061	14,729,062
LendingClub Corp. (a) (b)	571,000	2,997,750
MasterCard, Inc. Class A	175,750	18,146,187

		56,394,005

Real Estate Investment Trusts (REITS) — 2.3%
Crown Castle International Corp.	202,433	17,565,111

		73,959,116

Industrial — 0.8%
Electrical Components & Equipment — 0.8%
Mobileye NV (a) (b)	164,500	6,270,740

Technology — 15.6%
Semiconductors — 1.7%
QUALCOMM, Inc.	205,679	13,410,271

Software — 13.9%
Adobe Systems, Inc. (a)	168,500	17,347,075
Athenahealth, Inc. (a) (b)	54,000	5,679,180
Electronic Arts, Inc. (a)	191,705	15,098,686
Intuit, Inc.	70,836	8,118,514
Microsoft Corp.	387,444	24,075,770
Salesforce.com, Inc. (a)	326,500	22,352,190
ServiceNow, Inc. (a)	76,500	5,687,010

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Growth Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Splunk, Inc. (a)	201,000	$10,281,150

		108,639,575

		122,049,846

TOTAL COMMON STOCK (Cost $650,790,217)		765,901,107

TOTAL EQUITIES (Cost $650,790,217)		765,901,107

MUTUAL FUNDS — 2.8%
Diversified Financial — 2.8%
State Street Navigator Securities Lending Prime Portfolio (c)	21,812,316	21,812,316

TOTAL MUTUAL FUNDS (Cost $21,812,316)		21,812,316

TOTAL LONG-TERM INVESTMENTS (Cost $672,602,533)		787,713,423

	Principal Amount
SHORT-TERM INVESTMENTS — 1.2%
Repurchase Agreement — 1.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 12/30/16, 0.010%, due 1/03/17 (d)	$9,827,976	9,827,976

TOTAL SHORT-TERM INVESTMENTS (Cost $9,827,976)		9,827,976

TOTAL INVESTMENTS — 101.9% (Cost $682,430,509) (e)		797,541,399

Other Assets/(Liabilities) — (1.9)%		(14,860,308)

NET ASSETS — 100.0%		$782,681,091

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2016, was $21,331,623 or 2.73% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $9,827,987. Collateralized by U.S. Government Agency obligations with a rate of 1.625%, maturity dates ranging from 4/30/19 – 12/31/19, and an aggregate market value, including accrued interest, of $10,025,781.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments

December 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.2%

COMMON STOCK — 97.2%
Basic Materials — 2.2%
Chemicals — 0.6%
Versum Materials, Inc. (a)	27,445	$770,381

Forest Products & Paper — 0.6%
International Paper Co.	14,615	775,472

Iron & Steel — 0.1%
Nucor Corp.	1,993	118,623

Mining — 0.9%
Barrick Gold Corp.	17,980	287,320
Freeport-McMoRan, Inc. (a)	16,540	218,163
Teck Resources Ltd. Class B	27,300	546,819

		1,052,302

		2,716,778

Communications — 1.3%
Media — 0.2%
CBS Corp. Class B	3,005	191,178

Telecommunications — 1.1%
Level 3 Communications, Inc. (a)	8,490	478,496
Zayo Group Holdings, Inc. (a)	27,450	902,007

		1,380,503

		1,571,681

Consumer, Cyclical — 8.9%
Airlines — 0.9%
Alaska Air Group, Inc.	13,000	1,153,490

Apparel — 0.3%
Ralph Lauren Corp.	3,647	329,397

Auto Manufacturers — 0.5%
Honda Motor Co. Ltd. Sponsored ADR (Japan)	19,217	560,944
Oshkosh Corp.	1,854	119,787

		680,731

Automotive & Parts — 0.8%
Delphi Automotive PLC	9,700	653,295
The Goodyear Tire & Rubber Co.	7,945	245,262
Visteon Corp.	690	55,435

		953,992

Home Builders — 1.0%
KB Home	47,575	752,161
PulteGroup, Inc.	25,229	463,709

		1,215,870

Housewares — 0.8%
Newell Brands, Inc.	23,575	1,052,624

Leisure Time — 0.4%
Carnival Corp.	8,922	464,479

	Number of Shares	Value
Lodging — 0.6%
MGM Resorts International (a)	26,445	$762,409

Retail — 3.2%
Advance Auto Parts, Inc.	4,186	707,936
CST Brands, Inc.	11,083	533,647
JC Penney Co., Inc. (a)	61,545	511,439
PVH Corp.	12,785	1,153,718
Signet Jewelers Ltd.	5,355	504,762
Target Corp.	8,626	623,056

		4,034,558

Textiles — 0.2%
Mohawk Industries, Inc. (a)	1,420	283,546

Toys, Games & Hobbies — 0.2%
Mattel, Inc.	8,703	239,768

		11,170,864

Consumer, Non-cyclical — 13.5%
Commercial Services — 1.1%
Cotiviti Holdings, Inc. (a)	17,890	615,416
ManpowerGroup, Inc.	6,405	569,213
Vantiv, Inc. Class A (a)	2,845	169,619

		1,354,248

Foods — 5.3%
Conagra Brands, Inc.	30,543	1,207,976
General Mills, Inc.	8,146	503,178
The J.M. Smucker Co.	3,280	420,037
Kellogg Co.	7,302	538,230
Lamb Weston Holdings, Inc. (a)	26,820	1,015,137
Mondelez International, Inc. Class A	18,543	822,011
Pinnacle Foods, Inc.	30,200	1,614,190
Sysco Corp.	9,942	550,489

		6,671,248

Health Care – Products — 2.6%
Abbott Laboratories	10,086	387,403
Baxter International, Inc.	9,869	437,592
Boston Scientific Corp. (a)	37,500	811,125
STERIS PLC	6,452	434,800
Zimmer Biomet Holdings, Inc.	11,530	1,189,896

		3,260,816

Health Care – Services — 2.7%
Envision Healthcare Corp. (a)	17,585	1,112,955
HCA Holdings, Inc. (a)	2,666	197,337
HealthSouth Corp.	13,260	546,842
LifePoint Health, Inc. (a)	17,490	993,432
Quest Diagnostics, Inc.	5,973	548,919

		3,399,485

Pharmaceuticals — 1.8%
Cardinal Health, Inc.	6,588	474,138
Endo International PLC (a)	40,190	661,929

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Express Scripts Holding Co. (a)	4,881	$335,764
McKesson Corp.	2,607	366,153
Mead Johnson Nutrition Co.	4,794	339,224

		2,177,208

		16,863,005

Energy — 12.3%
Coal — 0.2%
Arch Coal, Inc. Class A (a)	3,595	280,590

Oil & Gas — 9.0%
Anadarko Petroleum Corp.	12,347	860,956
Cimarex Energy Co.	1,862	253,046
Devon Energy Corp.	13,568	619,651
EQT Corp.	16,157	1,056,668
Hess Corp.	20,750	1,292,517
Imperial Oil Ltd.	32,977	1,147,250
Noble Energy, Inc.	26,555	1,010,683
Oasis Petroleum, Inc. (a)	32,885	497,879
Occidental Petroleum Corp.	11,008	784,100
PDC Energy, Inc. (a)	9,705	704,389
Precision Drilling Corp.	253,120	1,379,504
SemGroup Corp. Class A	10,650	444,637
SM Energy Co.	17,985	620,123
Tesoro Corp.	6,880	601,656

		11,273,059

Oil & Gas Services — 3.0%
Baker Hughes, Inc.	30,102	1,955,727
FMC Technologies, Inc. (a)	4,013	142,582
Frank’s International NV	23,010	283,253
Halliburton Co.	9,514	514,612
National Oilwell Varco, Inc.	15,347	574,592
Targa Resources Corp.	4,825	270,538

		3,741,304

Pipelines — 0.1%
Spectra Energy Partners LP	3,530	161,815

		15,456,768

Financial — 27.3%
Banks — 9.9%
Bank of Hawaii Corp.	5,120	454,093
BB&T Corp.	18,278	859,432
Comerica, Inc.	7,368	501,834
Commerce Bancshares, Inc.	12,657	731,701
F.N.B. Corp.	15,850	254,076
KeyCorp	31,555	576,510
M&T Bank Corp.	4,656	728,338
Northern Trust Corp.	39,149	3,486,218
The PNC Financial Services Group, Inc.	7,534	881,177
Regions Financial Corp.	40,500	581,580
State Street Corp.	6,868	533,781
SunTrust Banks, Inc.	9,030	495,295
UMB Financial Corp.	5,291	408,042

	Number of Shares	Value
United Community Banks, Inc.	10,990	$325,524
Westamerica Bancorp.	10,108	636,096
Zions Bancorp	23,195	998,313

		12,452,010

Diversified Financial — 3.4%
Ameriprise Financial, Inc.	5,258	583,322
E*TRADE Financial Corp. (a)	34,960	1,211,364
Invesco Ltd.	31,131	944,515
Lazard Ltd. Class A	26,865	1,103,883
T. Rowe Price Group, Inc.	6,185	465,483

		4,308,567

Diversified Financial Services — 1.3%
Voya Financial, Inc.	40,960	1,606,451

Insurance — 5.0%
Aflac, Inc.	4,396	305,962
The Allstate Corp.	3,476	257,641
Brown & Brown, Inc.	12,433	557,744
Chubb Ltd.	7,107	938,977
MetLife, Inc.	8,904	479,837
ProAssurance Corp.	5,952	334,502
Reinsurance Group of America, Inc.	5,944	747,933
Torchmark Corp.	3,104	228,951
Unum Group	20,973	921,344
XL Group Ltd.	40,250	1,499,715

		6,272,606

Real Estate — 1.2%
CBRE Group, Inc. Class A (a)	45,930	1,446,336

Real Estate Investment Trusts (REITS) — 6.0%
Boston Properties, Inc.	354	44,526
CBL & Associates Properties, Inc.	54,555	627,383
Cousins Properties, Inc.	51,155	435,329
DuPont Fabros Technology, Inc.	12,410	545,171
Empire State Realty Trust, Inc. Class A	12,959	261,642
EPR Properties	10,075	723,083
Host Hotels & Resorts, Inc.	22,891	431,266
MGM Growth Properties LLC Class A	13,935	352,695
Parkway, Inc. (a)	25,241	561,612
Piedmont Office Realty Trust, Inc. Class A	25,571	534,690
Ryman Hospitality Properties, Inc.	990	62,380
SL Green Realty Corp.	13,600	1,462,680
Sunstone Hotel Investors, Inc.	9,955	151,814
Tanger Factory Outlet Centers, Inc.	7,740	276,937
Welltower, Inc.	848	56,757
Weyerhaeuser Co.	33,276	1,001,275

		7,529,240

Savings & Loans — 0.5%
Capitol Federal Financial, Inc.	40,757	670,860

		34,286,070

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Industrial — 16.0%
Building Materials — 0.3%
Apogee Enterprises, Inc.	6,825	$365,547

Electrical Components & Equipment — 1.5%
Belden, Inc.	7,845	586,571
Emerson Electric Co.	8,314	463,505
Hubbell, Inc.	6,871	801,846

		1,851,922

Electronics — 3.9%
Amphenol Corp. Class A	2,390	160,608
Coherent, Inc. (a)	935	128,455
Johnson Controls International PLC	42,812	1,763,426
Keysight Technologies, Inc. (a)	20,545	751,331
Koninklijke Philips Electronics NV	24,181	737,061
Orbotech Ltd. (a)	7,335	245,062
PerkinElmer, Inc.	8,580	447,447
TE Connectivity Ltd.	9,300	644,304

		4,877,694

Engineering & Construction — 1.5%
AECOM (a)	13,765	500,495
KBR, Inc.	84,560	1,411,307

		1,911,802

Environmental Controls — 0.8%
Clean Harbors, Inc. (a)	2,917	162,331
Republic Services, Inc.	14,432	823,346

		985,677

Machinery – Construction & Mining — 1.1%
Ingersoll-Rand PLC	18,616	1,396,945

Machinery – Diversified — 1.2%
AGCO Corp.	10,710	619,681
Cummins, Inc.	4,030	550,780
Rockwell Automation, Inc.	2,471	332,102

		1,502,563

Manufacturing — 2.3%
Crane Co.	4,115	296,774
ITT, Inc.	11,823	456,013
Parker Hannifin Corp.	2,517	352,380
Textron, Inc.	15,892	771,715
Trinseo SA	16,240	963,032

		2,839,914

Packaging & Containers — 1.5%
Bemis Co., Inc.	5,393	257,893
Berry Plastics Group, Inc. (a)	8,145	396,906
Sonoco Products Co.	7,905	416,593
WestRock Co.	17,084	867,355

		1,938,747

Transportation — 1.4%
Atlas Air Worldwide Holdings, Inc. (a)	8,945	466,482
CSX Corp.	16,626	597,372

	Number of Shares	Value
Heartland Express, Inc.	34,036	$692,973

		1,756,827

Trucking & Leasing — 0.5%
GATX Corp.	9,810	604,100

		20,031,738

Technology — 7.3%
Computers — 1.2%
NetApp, Inc.	19,304	680,852
Western Digital Corp.	11,970	813,362

		1,494,214

Semiconductors — 5.2%
Analog Devices, Inc.	8,265	600,204
Applied Materials, Inc.	42,689	1,377,574
Lam Research Corp.	8,416	889,824
Maxim Integrated Products, Inc.	20,404	786,982
Micron Technology, Inc. (a)	48,590	1,065,093
Microsemi Corp. (a)	17,780	959,587
Teradyne, Inc.	26,453	671,906
Xilinx, Inc.	3,675	221,860

		6,573,030

Software — 0.9%
Leidos Holdings, Inc.	22,060	1,128,148

		9,195,392

Utilities — 8.4%
Electric — 6.9%
Ameren Corp.	8,862	464,901
Consolidated Edison, Inc.	5,260	387,557
DTE Energy Co.	2,870	282,724
Edison International	13,256	954,299
Eversource Energy	4,938	272,726
Exelon Corp.	48,965	1,737,768
NorthWestern Corp.	6,828	388,308
PG&E Corp.	30,481	1,852,330
Public Service Enterprise Group, Inc.	33,405	1,465,811
Xcel Energy, Inc.	20,995	854,496

		8,660,920

Gas — 1.5%
Atmos Energy Corp.	5,177	383,875
Energen Corp.	17,065	984,138
Spire, Inc.	7,612	491,355

		1,859,368

		10,520,288

TOTAL COMMON STOCK (Cost $108,554,759)		121,812,584

TOTAL EQUITIES (Cost $108,554,759)		121,812,584

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 1.4%
Diversified Financial — 1.4%
iShares Russell Mid-Cap Value ETF	22,286	$1,792,463

TOTAL MUTUAL FUNDS (Cost $1,676,089)		1,792,463

TOTAL LONG-TERM INVESTMENTS (Cost $110,230,848)		123,605,047

	Principal Amount
SHORT-TERM INVESTMENTS — 2.7%
Repurchase Agreement — 2.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 12/30/16, 0.010%, due 1/03/17 (b)	$3,401,441	3,401,441

Time Deposit — 0.0%
Euro Time Deposit 0.010% 1/03/17	8,086	8,086

TOTAL SHORT-TERM INVESTMENTS (Cost $3,409,527)		3,409,527

TOTAL INVESTMENTS — 101.3% (Cost $113,640,375) (c)		127,014,574

Other Assets/(Liabilities) — (1.3)%		(1,655,107)

NET ASSETS — 100.0%		$125,359,467

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
(a)	Non-income producing security.
(b)	Maturity value of $3,401,445. Collateralized by U.S. Government Agency obligations with rates ranging from 1.500% – 1.625%, maturity dates ranging from 4/30/19 – 11/30/19, and an aggregate market value, including accrued interest, of $3,472,409.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments

December 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.2%

COMMON STOCK — 97.2%
Basic Materials — 4.9%
Chemicals — 2.0%
PolyOne Corp.	73,319	$2,349,141
Sensient Technologies Corp.	21,330	1,676,112

		4,025,253

Forest Products & Paper — 0.7%
Deltic Timber Corp.	19,110	1,472,808

Iron & Steel — 0.7%
Allegheny Technologies, Inc.	89,200	1,420,956

Mining — 1.5%
Ferroglobe PLC	218,800	2,369,604
Ferroglobe Representation & Warranty Insurance Trust (a) (b)	234,800	-
Luxfer Holdings PLC ADR (United Kingdom)	74,802	814,594

		3,184,198

		10,103,215

Consumer, Cyclical — 9.9%
Auto Manufacturers — 0.9%
Oshkosh Corp.	29,753	1,922,341

Automotive & Parts — 1.3%
American Axle & Manufacturing Holdings, Inc. (b)	138,879	2,680,365

Distribution & Wholesale — 1.3%
Essendant, Inc.	78,080	1,631,872
ScanSource, Inc. (b)	25,370	1,023,679

		2,655,551

Home Furnishing — 1.0%
Whirlpool Corp.	11,453	2,081,812

Office Furnishings — 0.6%
Steelcase, Inc. Class A	63,310	1,133,249

Retail — 3.9%
The Cato Corp. Class A	33,820	1,017,306
CST Brands, Inc.	19,010	915,331
DSW, Inc. Class A	35,650	807,473
Fred’s, Inc. Class A	82,800	1,536,768
RH (b)	64,100	1,967,870
Stage Stores, Inc.	79,930	349,294
Vitamin Shoppe, Inc. (b)	56,902	1,351,422

		7,945,464

Storage & Warehousing — 0.9%
Mobile Mini, Inc.	57,771	1,747,573

		20,166,355

	Number of Shares	Value
Consumer, Non-cyclical — 13.1%
Beverages — 0.5%
C&C Group PLC	277,971	$1,125,360

Biotechnology — 0.7%
Charles River Laboratories International, Inc. (b)	17,830	1,358,468

Commercial Services — 2.9%
Forrester Research, Inc.	31,390	1,348,200
FTI Consulting, Inc. (b)	49,010	2,209,371
Huron Consulting Group, Inc. (b)	22,260	1,127,469
WNS Holdings Ltd. Sponsored ADR (India) (b)	43,880	1,208,894

		5,893,934

Foods — 2.1%
Cranswick PLC	43,866	1,267,054
Post Holdings, Inc. (b)	19,510	1,568,409
Smart & Final Stores, Inc. (b)	108,900	1,535,490

		4,370,953

Health Care – Products — 2.3%
Haemonetics Corp. (b)	45,430	1,826,286
ICU Medical, Inc. (b)	6,740	993,139
STERIS PLC	29,130	1,963,071

		4,782,496

Health Care – Services — 1.8%
Envision Healthcare Corp. (b)	22,380	1,416,430
HealthSouth Corp.	52,388	2,160,481

		3,576,911

Household Products — 2.4%
Acco Brands Corp. (b)	133,560	1,742,958
Helen of Troy Ltd. (b)	8,100	684,045
The Scotts Miracle-Gro Co. Class A	25,017	2,390,375

		4,817,378

Pharmaceuticals — 0.4%
Phibro Animal Health Corp. Class A	28,340	830,362

		26,755,862

Diversified — 1.7%
Holding Company – Diversified — 1.7%
Primoris Services Corp.	150,810	3,435,452

Energy — 5.0%
Oil & Gas — 3.2%
Callon Petroleum Co. (b)	129,100	1,984,267
Diamondback Energy, Inc. (b)	16,190	1,636,161
Range Resources Corp.	53,437	1,836,095
RSP Permian, Inc. (b)	25,098	1,119,873

		6,576,396

Oil & Gas Services — 1.8%
Flotek Industries, Inc. (b)	86,700	814,113

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
SEACOR Holdings, Inc. (b)	21,670	$1,544,638
Thermon Group Holdings, Inc. (b)	71,290	1,360,926

		3,719,677

		10,296,073

Financial — 19.8%
Banks — 12.1%
First Midwest Bancorp, Inc.	71,650	1,807,730
Great Western Bancorp, Inc.	45,730	1,993,371
Hancock Holding Co.	54,710	2,358,001
International Bancshares Corp.	51,420	2,097,936
MB Financial, Inc.	46,680	2,204,696
Northwest Bancshares, Inc.	103,130	1,859,434
Prosperity Bancshares, Inc.	42,458	3,047,635
Texas Capital Bancshares, Inc. (b)	50,336	3,946,342
UMB Financial Corp.	40,000	3,084,800
Webster Financial Corp.	42,790	2,322,641

		24,722,586

Insurance — 4.1%
Alleghany Corp. (b)	3,518	2,139,366
Assured Guaranty Ltd.	30,040	1,134,611
Kemper Corp.	30,570	1,354,251
Reinsurance Group of America, Inc.	17,980	2,262,424
White Mountains Insurance Group Ltd.	1,780	1,488,169

		8,378,821

Real Estate Investment Trusts (REITS) — 3.6%
Corporate Office Properties Trust	39,220	1,224,448
DiamondRock Hospitality Co.	88,214	1,017,107
Education Realty Trust, Inc.	23,843	1,008,559
Kite Realty Group Trust	28,445	667,889
Mid-America Apartment Communities, Inc.	12,600	1,233,792
Ramco-Gershenson Properties Trust	56,950	944,231
Summit Hotel Properties, Inc.	78,290	1,254,989

		7,351,015

		40,452,422

Industrial — 31.4%
Aerospace & Defense — 0.8%
Cubic Corp.	35,330	1,694,074

Building Materials — 5.3%
Comfort Systems USA, Inc.	60,513	2,015,083
Gibraltar Industries, Inc. (b)	53,528	2,229,441
Simpson Manufacturing Co., Inc.	62,209	2,721,644
Trex Co., Inc. (b)	39,521	2,545,152
Tyman PLC	397,614	1,350,623

		10,861,943

Electrical Components & Equipment — 2.2%
Belden, Inc.	37,220	2,782,939

	Number of Shares	Value
Encore Wire Corp.	40,600	$1,760,010

		4,542,949

Electronics — 7.9%
Coherent, Inc. (b)	3,980	546,792
CTS Corp.	46,690	1,045,856
Faro Technologies, Inc. (b)	48,193	1,734,948
II-VI, Inc. (b)	122,928	3,644,815
Keysight Technologies, Inc. (b)	46,900	1,715,133
Park Electrochemical Corp.	39,470	736,116
Plexus Corp. (b)	57,282	3,095,519
Vishay Intertechnology, Inc.	223,997	3,628,752

		16,147,931

Engineering & Construction — 0.7%
Mistras Group, Inc. (b)	55,530	1,426,010

Environmental Controls — 0.6%
Clean Harbors, Inc. (b)	19,590	1,090,184

Machinery – Construction & Mining — 2.0%
Babcock & Wilcox Enterprises, Inc. (b)	53,230	883,086
Terex Corp.	98,522	3,106,398

		3,989,484

Machinery – Diversified — 0.9%
Albany International Corp. Class A	40,540	1,877,002

Manufacturing — 5.4%
Barnes Group, Inc.	59,890	2,839,984
Colfax Corp. (b)	62,200	2,234,846
ESCO Technologies, Inc.	25,860	1,464,969
Matthews International Corp. Class A	26,600	2,044,210
Trimas Corp. (b)	100,800	2,368,800

		10,952,809

Metal Fabricate & Hardware — 1.8%
Circor International, Inc.	21,330	1,383,890
Mueller Industries, Inc.	58,050	2,319,678

		3,703,568

Packaging & Containers — 1.4%
Greif, Inc. Class A	37,680	1,933,361
Multi Packaging Solutions International Ltd. (b)	62,060	884,975

		2,818,336

Transportation — 1.6%
Dorian LPG Ltd. (b)	61,740	506,885
Era Group, Inc. (b)	37,670	639,260
Forward Air Corp.	23,130	1,095,900
Scorpio Tankers, Inc.	241,000	1,091,730

		3,333,775

Trucking & Leasing — 0.8%
GATX Corp.	26,630	1,639,875

		64,077,940

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Technology — 8.6%
Computers — 3.7%
Diebold Nixdorf, Inc.	41,980	$1,055,797
Mentor Graphics Corp.	63,380	2,338,088
Mercury Computer Systems, Inc. (b)	62,987	1,903,467
MTS Systems Corp.	40,000	2,268,000

		7,565,352

Semiconductors — 4.2%
Brooks Automation, Inc.	176,461	3,012,189
Diodes, Inc. (b)	103,808	2,664,751
Photronics, Inc. (b)	174,528	1,972,167
Xcerra Corp. (b)	121,730	930,017

		8,579,124

Software — 0.7%
Allscripts Healthcare Solutions, Inc. (b)	129,280	1,319,949

		17,464,425

Utilities — 2.8%
Electric — 0.4%
Westar Energy, Inc.	13,310	750,018

Gas — 2.4%
Atmos Energy Corp.	6,410	475,302
New Jersey Resources Corp.	16,200	575,100
Spire, Inc.	16,260	1,049,583
UGI Corp.	36,115	1,664,179
WGL Holdings, Inc.	16,440	1,254,043

		5,018,207

		5,768,225

TOTAL COMMON STOCK (Cost $149,024,264)		198,519,969

TOTAL EQUITIES (Cost $149,024,264)		198,519,969

TOTAL LONG-TERM INVESTMENTS (Cost $149,024,264)		198,519,969

	Principal Amount
SHORT-TERM INVESTMENTS — 4.1%
Repurchase Agreement — 4.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 12/30/16, 0.010%, due 1/03/17 (c)	$8,297,281	8,297,281

TOTAL SHORT-TERM INVESTMENTS (Cost $8,297,281)		8,297,281

Value
TOTAL INVESTMENTS — 101.3% (Cost $157,321,545) (d)	$206,817,250

Other Assets/(Liabilities) — (1.3)%	(2,628,163)

NET ASSETS — 100.0%	$204,189,087

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2016, these securities amounted to a value of $0 or 0.00% of net assets.
(b)	Non-income producing security.
(c)	Maturity value of $8,297,290. Collateralized by U.S. Government Agency obligations with a rate of 1.625%, maturity date of 4/30/19, and an aggregate market value, including accrued interest, of $8,470,334.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Value Fund – Portfolio of Investments

December 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.6%

COMMON STOCK — 96.6%
Basic Materials — 4.2%
Chemicals — 2.6%
American Vanguard Corp.	21,100	$404,065
The Chemours Co.	72,300	1,597,107
Huntsman Corp.	72,855	1,390,073
Innophos Holdings, Inc.	3,300	172,458
Innospec, Inc.	6,122	419,357
KMG Chemicals, Inc.	15,300	595,017
Minerals Technologies, Inc.	13,000	1,004,250
Olin Corp.	68,905	1,764,657
OMNOVA Solutions, Inc. (a)	12,800	128,000
Rayonier Advanced Materials, Inc. (b)	60,300	932,238

		8,407,222

Forest Products & Paper — 0.3%
Clearwater Paper Corp. (a)	12,500	819,375
Mercer International, Inc.	17,300	184,245

		1,003,620

Iron & Steel — 0.6%
Carpenter Technology Corp.	16,300	589,571
Cliffs Natural Resources, Inc. (a) (b)	46,400	390,224
Olympic Steel, Inc.	14,000	339,220
Reliance Steel & Aluminum Co.	5,600	445,424

		1,764,439

Mining — 0.7%
Ferroglobe PLC	80,250	869,108
Ferroglobe Representation & Warranty Insurance Trust (a) (c)	49,975	-
Stillwater Mining Co. (a)	30,600	492,966
US Silica Holdings, Inc.	15,875	899,795

		2,261,869

		13,437,150

Communications — 5.3%
Internet — 1.2%
DHI Group, Inc. (a)	67,700	423,125
ePlus, Inc. (a)	13,170	1,517,184
Leaf Group Ltd. (a)	13,800	90,390
New Media Investment Group, Inc.	31,700	506,883
PC-Tel, Inc.	8,200	44,116
Rightside Group Ltd. (a)	15,595	128,971
The Rubicon Project, Inc. (a)	37,215	276,135
Safeguard Scientifics, Inc. (a)	17,900	240,755
Shutterfly, Inc. (a)	3,000	150,540
Sohu.com, Inc. (a)	11,300	382,957
TechTarget, Inc. (a)	5,400	46,062
Travelzoo, Inc. (a)	7,800	73,320

	Number of Shares	Value
US Auto Parts Network, Inc. (a)	9,300	$32,736

		3,913,174

Media — 1.9%
Cable One, Inc.	770	478,732
Houghton Mifflin Harcourt Co. (a)	64,810	703,189
The McClatchy Co. Class A (a) (b)	10,700	141,026
Nexstar Broadcasting Group, Inc. Class A (b)	25,325	1,603,072
Scholastic Corp.	8,300	394,167
Sinclair Broadcast Group, Inc. Class A	41,450	1,382,358
Tribune Media Co. Class A	43,230	1,512,185

		6,214,729

Telecommunications — 2.2%
ARRIS International PLC (a)	20,120	606,216
Black Box Corp.	23,600	359,900
Ciena Corp. (a)	55,915	1,364,885
Extreme Networks, Inc. (a)	135,100	679,553
Finisar Corp. (a)	5,600	169,512
Harmonic, Inc. (a)	81,200	406,000
Ixia (a)	44,600	718,060
NETGEAR, Inc. (a)	23,300	1,266,355
Sonus Networks, Inc. (a)	65,400	412,020
Vonage Holdings Corp. (a)	162,380	1,112,303

		7,094,804

		17,222,707

Consumer, Cyclical — 8.7%
Airlines — 0.2%
Copa Holdings SA Class A	600	54,498
Hawaiian Holdings, Inc. (a)	9,900	564,300

		618,798

Apparel — 0.4%
Crocs, Inc. (a)	18,100	124,166
Perry Ellis International, Inc. (a)	8,900	221,699
Skechers U.S.A., Inc. Class A (a)	19,645	482,874
Steven Madden Ltd. (a)	16,300	582,725

		1,411,464

Auto Manufacturers — 0.2%
Wabash National Corp. (a) (b)	39,800	629,636

Automotive & Parts — 1.3%
Commercial Vehicle Group, Inc. (a)	41,800	231,154
Cooper Tire & Rubber Co.	13,000	505,050
Cooper-Standard Holding, Inc. (a)	2,600	268,788
Dorman Products, Inc. (a)	11,500	840,190
Meritor, Inc. (a)	42,800	531,576
Spartan Motors, Inc.	46,300	428,275
Tenneco, Inc. (a)	20,345	1,270,952
Tower International, Inc.	8,100	229,635

		4,305,620

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Distribution & Wholesale — 2.2%
Beacon Roofing Supply, Inc. (a)	16,200	$746,334
MRC Global, Inc. (a)	110,025	2,229,107
Owens & Minor, Inc.	30,005	1,058,876
Pool Corp.	10,200	1,064,268
WESCO International, Inc. (a)	28,995	1,929,617

		7,028,202

Home Builders — 0.4%
Cavco Industries, Inc. (a)	5,800	579,130
WCI Communities, Inc. (a)	24,075	564,559

		1,143,689

Home Furnishing — 0.2%
Ethan Allen Interiors, Inc.	12,100	445,885

Leisure Time — 0.4%
LCI Industries	11,200	1,206,800

Lodging — 0.1%
ILG, Inc.	21,700	394,289

Retail — 2.7%
Asbury Automotive Group, Inc. (a)	19,950	1,230,915
Big 5 Sporting Goods Corp.	33,700	584,695
Big Lots, Inc. (b)	6,400	321,344
The Children’s Place, Inc.	7,600	767,220
The Finish Line, Inc. Class A (b)	52,000	978,120
Francesca’s Holdings Corp. (a)	37,900	683,337
Fred’s, Inc. Class A (b)	18,800	348,928
Genesco, Inc. (a)	4,600	285,660
Insight Enterprises, Inc. (a)	20,800	841,152
Lumber Liquidators Holdings, Inc. (a) (b)	19,200	302,208
Party City Holdco, Inc. (a) (b)	16,500	234,300
PCM, Inc. (a)	10,800	243,000
Pier 1 Imports, Inc.	23,692	202,330
PriceSmart, Inc.	7,200	601,200
Red Robin Gourmet Burgers, Inc. (a)	7,000	394,800
Sportsman’s Warehouse Holdings, Inc. (a) (b)	26,127	245,332
Tilly’s, Inc. Class A (a)	5,200	68,588
Titan Machinery, Inc. (a)	29,900	435,643

		8,768,772

Textiles — 0.6%
Culp, Inc.	14,200	527,530
UniFirst Corp.	10,475	1,504,734

		2,032,264

		27,985,419

Consumer, Non-cyclical — 13.0%
Agriculture — 0.6%
Alliance One International, Inc. (a)	12,900	247,680
Universal Corp.	9,800	624,750
Vector Group Ltd. (b)	51,769	1,177,227

		2,049,657

	Number of Shares	Value
Biotechnology — 0.8%
Exelixis, Inc. (a)	43,700	$651,567
Five Prime Therapeutics, Inc. (a)	15,100	756,661
Integra LifeSciences Holdings Corp. (a) (b)	5,465	468,842
PDL BioPharma, Inc.	138,200	292,984
Repligen Corp. (a)	15,000	462,300

		2,632,354

Commercial Services — 4.6%
Aaron’s, Inc.	43,125	1,379,569
American Public Education, Inc. (a)	17,500	429,625
Cambium Learning Group, Inc. (a)	46,600	232,534
Capella Education Co.	9,700	851,660
Care.com, Inc. (a)	3,500	29,995
Career Education Corp. (a)	6,500	65,585
Convergys Corp.	7,000	171,920
DeVry Education Group, Inc.	38,575	1,203,540
EVERTEC, Inc.	66,965	1,188,629
FTI Consulting, Inc. (a)	10,400	468,832
Green Dot Corp. Class A (a)	23,000	541,650
The Hackett Group, Inc.	31,200	550,992
Hillenbrand, Inc.	9,250	354,738
HMS Holdings Corp. (a)	14,000	254,240
INC Research Holdings, Inc. Class A (a)	8,500	447,100
Information Services Group, Inc. (a)	50,100	182,364
Insperity, Inc.	8,800	624,360
K12, Inc. (a)	22,800	391,248
LSC Communications, Inc.	36,243	1,075,692
McGrath RentCorp	14,676	575,152
MoneyGram International, Inc. (a)	31,200	368,472
Navigant Consulting, Inc. (a)	28,700	751,366
Neff Corp. Class A (a)	13,400	188,940
Quad/Graphics, Inc.	55,000	1,478,400
Rent-A-Center, Inc. (b)	17,400	195,750
RPX Corp. (a)	34,000	367,200
RR Donnelley & Sons Co. (b)	36,526	596,104

		14,965,657

Foods — 1.7%
Fresh Del Monte Produce, Inc.	21,500	1,303,545
John B Sanfilippo & Son, Inc.	2,700	190,053
Nomad Foods Ltd. (a) (b)	55,900	534,963
Pinnacle Foods, Inc.	9,000	481,050
Post Holdings, Inc. (a)	6,500	522,535
Snyders-Lance, Inc.	36,070	1,382,924
SpartanNash Co.	17,900	707,766
TreeHouse Foods, Inc. (a)	5,460	394,157

		5,516,993

Health Care – Products — 1.8%
Atrion Corp.	2,010	1,019,472
Haemonetics Corp. (a)	18,200	731,640

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Halyard Health, Inc. (a)	21,000	$776,580
Lantheus Holdings, Inc. (a)	25,600	220,160
LeMaitre Vascular, Inc.	4,200	106,428
Quidel Corp. (a)	24,700	529,074
West Pharmaceutical Services, Inc.	14,000	1,187,620
Wright Medical Group NV (a)	52,003	1,195,029

		5,766,003

Health Care – Services — 1.1%
Capital Senior Living Corp. (a)	38,765	622,178
The Ensign Group, Inc.	8,700	193,227
Molina Healthcare, Inc. (a)	10,910	591,977
National Healthcare Corp.	4,600	348,634
Psychemedics Corp.	2,000	49,360
Select Medical Holdings Corp. (a)	30,000	397,500
Triple-S Management Corp. Class B (a)	20,839	431,367
WellCare Health Plans, Inc. (a)	5,450	747,086

		3,381,329

Household Products — 0.5%
Central Garden & Pet Co. Class A (a)	14,600	451,140
CSS Industries, Inc.	15,000	406,050
Ennis, Inc.	35,700	619,395

		1,476,585

Pharmaceuticals — 1.9%
Akorn, Inc. (a)	27,350	597,051
Biospecifics Technologies Corp. (a)	8,800	490,160
ChemoCentryx, Inc. (a)	9,200	68,080
Corcept Therapeutics, Inc. (a)	85,800	622,908
Cumberland Pharmaceuticals, Inc. (a)	25,300	139,150
Emergent BioSolutions, Inc. (a)	28,595	939,060
Enanta Pharmaceuticals, Inc. (a)	4,200	140,700
The Medicines Co. (a)	21,995	746,510
Omega Protein Corp. (a)	30,100	754,005
Progenics Pharmaceuticals, Inc. (a)	63,800	551,232
Supernus Pharmaceuticals, Inc. (a)	18,000	454,500
Xencor, Inc. (a)	25,500	671,160

		6,174,516

		41,963,094

Diversified — 0.3%
Holding Company – Diversified — 0.3%
Conyers Park Acquisition Corp. (a)	15,200	164,920
National Bank Holdings Corp. Class A	24,600	784,494

		949,414

Energy — 5.6%
Coal — 0.4%
Cloud Peak Energy, Inc. (a)	82,700	463,947
Hallador Energy Co. (b)	11,600	105,444
SunCoke Energy, Inc. (a)	33,400	378,756

	Number of Shares	Value
Westmoreland Coal Co. (a)	29,200	$515,964

		1,464,111

Energy – Alternate Sources — 0.3%
REX American Resources Corp. (a)	5,900	582,625
TerraForm Power, Inc. Class A (a) (b)	28,500	365,085

		947,710

Oil & Gas — 3.8%
Adams Resources & Energy, Inc.	900	35,685
Atwood Oceanics, Inc. (b)	57,800	758,914
Bill Barrett Corp. (a)	40,100	280,299
Contango Oil & Gas Co. (a)	22,600	211,084
Evolution Petroleum Corp.	38,900	389,000
Matador Resources Co. (a) (b)	32,700	842,352
Oasis Petroleum, Inc. (a)	108,600	1,644,204
Panhandle Oil and Gas, Inc. Class A	3,300	77,715
Parsley Energy, Inc. Class A (a)	17,100	602,604
PBF Energy, Inc. Class A	43,945	1,225,187
QEP Resources, Inc.	31,900	587,279
Resolute Energy Corp. (a) (b)	12,200	502,518
Rice Energy, Inc. (a)	17,600	375,760
Rowan Cos. PLC Class A (b)	8,000	151,120
Seadrill Ltd. (a) (b)	33,700	114,917
SemGroup Corp. Class A	34,315	1,432,651
SM Energy Co.	22,275	768,042
Western Refining, Inc.	15,400	582,890
Whiting Petroleum Corp. (a)	10,900	131,018
WPX Energy, Inc. (a)	99,920	1,455,834

		12,169,073

Oil & Gas Services — 1.1%
Archrock, Inc.	6,800	89,760
Gulf Island Fabrication, Inc.	13,000	154,700
NOW, Inc. (a)	70,560	1,444,363
Oceaneering International, Inc.	14,100	397,761
Tesco Corp.	46,600	384,450
TETRA Technologies, Inc. (a)	189,275	950,161

		3,421,195

		18,002,089

Financial — 36.9%
Banks — 15.1%
1st Source Corp.	3,400	151,844
BancFirst Corp.	400	37,220
Banco Latinoamericano de Comercio Exterior SA	28,100	827,264
Bank of Hawaii Corp.	8,100	718,389
Bank of Marin Bancorp	2,200	153,450
Bankwell Financial Group, Inc.	1,500	48,750
Boston Private Financial Holdings, Inc.	31,400	519,670
C&F Financial Corp.	3,700	184,445

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Central Pacific Financial Corp.	19,600	$615,832
Central Valley Community Bancorp	18,600	371,256
Century Bancorp, Inc. Class A	3,400	204,000
Chemical Financial Corp.	40,651	2,202,065
Citizens & Northern Corp.	4,100	107,420
CoBiz Financial, Inc.	32,400	547,236
Columbia Banking System, Inc.	27,000	1,206,360
CVB Financial Corp.	9,500	217,835
East West Bancorp, Inc.	31,710	1,611,819
F.N.B. Corp.	167,840	2,690,475
Financial Institutions, Inc.	4,300	147,060
First BanCorp (a)	9,900	65,439
First Busey Corp.	12,100	372,438
First Business Financial Services, Inc.	1,500	35,580
First Hawaiian, Inc.	11,672	406,419
First Interstate BancSystem, Inc. Class A	26,900	1,144,595
First Merchants Corp.	17,500	658,875
The First of Long Island Corp.	10,350	295,493
Franklin Financial Network, Inc. (a)	14,400	602,640
Glacier Bancorp, Inc.	26,000	941,980
Great Western Bancorp, Inc.	29,155	1,270,866
Home Bancshares, Inc.	80,900	2,246,593
Hope Bancorp, Inc.	34,600	757,394
Horizon Bancorp	9,000	252,000
IBERIABANK Corp.	20,835	1,744,931
Lakeland Financial Corp.	23,400	1,108,224
MainSource Financial Group, Inc.	8,100	278,640
MB Financial, Inc.	34,325	1,621,170
Northrim BanCorp, Inc.	6,200	195,920
OFG Bancorp	3,600	47,160
Pinnacle Financial Partners, Inc.	7,400	512,820
Popular, Inc.	76,485	3,351,573
Preferred Bank	2,000	104,840
Prosperity Bancshares, Inc.	20,900	1,500,202
Republic Bancorp, Inc. Class A	3,700	146,298
S&T Bancorp, Inc.	2,100	81,984
Sandy Spring Bancorp, Inc.	5,900	235,941
Southwest Bancorp, Inc.	17,800	516,200
Stock Yards Bancorp, Inc.	3,100	145,545
SVB Financial Group (a)	7,950	1,364,697
Synovus Financial Corp.	47,745	1,961,365
Texas Capital Bancshares, Inc. (a)	8,800	689,920
Towne Bank	33,600	1,117,200
UMB Financial Corp.	4,200	323,904
Umpqua Holdings Corp.	5,600	105,168
United Community Banks, Inc.	16,600	491,692
Valley National Bancorp	6,200	72,168
Veritex Holdings, Inc. (a)	5,900	157,589
Walker & Dunlop, Inc. (a)	40,200	1,254,240
Washington Trust Bancorp, Inc.	4,300	241,015
Webster Financial Corp.	44,500	2,415,460
West Bancorporation, Inc.	20,200	498,940

	Number of Shares	Value
Western Alliance Bancorp (a)	37,050	$1,804,705
Wintrust Financial Corp. (b)	39,550	2,870,143

		48,572,356

Diversified Financial — 2.3%
Altisource Portfolio Solutions SA (a)	16,000	425,440
Bats Global Markets, Inc.	16,272	545,275
BGC Partners, Inc. Class A	142,425	1,457,008
Houlihan Lokey, Inc.	9,424	293,275
Impac Mortgage Holdings, Inc. (a) (b)	24,400	342,088
INTL. FCStone, Inc. (a)	9,900	392,040
Janus Capital Group, Inc.	31,100	412,697
LendingClub Corp. (a)	17,500	91,875
Navient Corp.	42,300	694,989
Nelnet, Inc. Class A	2,200	111,650
Ocwen Financial Corp. (a)	8,900	47,971
OM Asset Management PLC	50,325	729,712
OneMain Holdings, Inc. (a)	36,775	814,198
PennyMac Financial Services, Inc. Class A (a)	34,000	566,100
Regional Management Corp. (a)	11,100	291,708
Stifel Financial Corp. (a)	6,200	309,690

		7,525,716

Insurance — 5.3%
Ambac Financial Group, Inc. (a)	63,800	1,435,500
Argo Group International Holdings Ltd.	28,762	1,895,416
Assured Guaranty Ltd.	39,900	1,507,023
CNO Financial Group, Inc.	103,335	1,978,865
Employers Holdings, Inc.	14,930	591,228
Essent Group Ltd. (a)	12,900	417,573
Kinsale Capital Group, Inc.	10,035	341,290
Maiden Holdings Ltd.	79,610	1,389,195
MGIC Investment Corp. (a)	64,900	661,331
ProAssurance Corp.	18,800	1,056,560
Radian Group, Inc.	225,140	4,048,017
RenaissanceRe Holdings Ltd.	2,050	279,251
Safety Insurance Group, Inc.	5,600	412,720
State Auto Financial Corp. Class A	16,100	431,641
Validus Holdings Ltd.	14,140	777,842

		17,223,452

Real Estate — 0.5%
Hilltop Holdings, Inc.	59,190	1,763,862

Real Estate Investment Trusts (REITS) — 10.6%
Acadia Realty Trust	22,900	748,372
AG Mortgage Investment Trust, Inc.	21,800	372,998
American Assets Trust, Inc.	17,200	740,976
American Campus Communities, Inc.	9,600	477,792
Anworth Mortgage Asset Corp.	152,800	789,976
Arbor Realty Trust, Inc.	16,300	121,598
Ares Commercial Real Estate Corp.	9,700	133,181
ARMOUR Residential REIT, Inc. (b)	57,300	1,242,837

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Cedar Realty Trust, Inc.	108,700	$709,811
Chimera Investment Corp.	27,700	471,454
Colony Capital, Inc. Class A (b)	92,445	1,872,011
Colony Starwood Homes	67,372	1,940,987
CYS Investments, Inc.	18,300	141,459
Douglas Emmett, Inc.	14,500	530,120
EastGroup Properties, Inc.	19,200	1,417,728
Equity Lifestyle Properties, Inc.	12,100	872,410
First Potomac Realty Trust	61,010	669,280
Getty Realty Corp.	10,800	275,292
Healthcare Realty Trust, Inc.	91,210	2,765,487
Highwoods Properties, Inc.	25,940	1,323,199
Invesco Mortgage Capital, Inc.	109,095	1,592,787
Kilroy Realty Corp.	8,700	637,014
Kite Realty Group Trust	83,330	1,956,589
Lexington Realty Trust	88,950	960,660
LTC Properties, Inc.	1,500	70,470
Mack-Cali Realty Corp.	40,500	1,175,310
MFA Financial, Inc.	35,200	268,576
MTGE Investment Corp.	19,900	312,430
National Health Investors, Inc.	6,500	482,105
New Residential Investment Corp.	135,715	2,133,440
Piedmont Office Realty Trust, Inc. Class A	2,100	43,911
Potlatch Corp.	14,800	616,420
PS Business Parks, Inc.	17,900	2,085,708
Retail Opportunity Investments Corp.	18,200	384,566
Saul Centers, Inc.	11,000	732,710
Silver Bay Realty Trust Corp.	19,300	330,802
Summit Hotel Properties, Inc.	98,600	1,580,558
Washington Real Estate Investment Trust	20,100	657,069
Weingarten Realty Investors	14,500	518,955

		34,157,048

Savings & Loans — 3.1%
BankUnited, Inc.	31,900	1,202,311
Beneficial Bancorp, Inc.	42,272	777,805
Charter Financial Corp.	26,000	433,420
Dime Community Bancshares, Inc.	39,700	797,970
First Defiance Financial Corp.	8,800	446,512
Flagstar Bancorp, Inc. (a)	60,825	1,638,626
Hingham Institution for Savings	1,600	314,848
Meridian Bancorp, Inc.	16,700	315,630
Meta Financial Group, Inc.	1,600	164,640
Oritani Financial Corp.	3,300	61,875
United Financial Bancorp, Inc.	42,200	766,352
Washington Federal, Inc.	5,800	199,230
WSFS Financial Corp.	62,950	2,917,732

		10,036,951

		119,279,385

	Number of Shares	Value
Industrial — 15.0%
Aerospace & Defense — 1.1%
Curtiss-Wright Corp.	11,685	$1,149,337
Ducommun, Inc. (a)	14,200	362,952
Kaman Corp. (b)	8,300	406,119
KLX, Inc. (a)	24,675	1,113,089
Triumph Group, Inc.	12,800	339,200

		3,370,697

Building Materials — 0.6%
Gibraltar Industries, Inc. (a)	6,000	249,900
Summit Materials, Inc. Class A (a)	34,953	831,532
Universal Forest Products, Inc.	8,600	878,748

		1,960,180

Electrical Components & Equipment — 2.2%
Advanced Energy Industries, Inc. (a)	12,100	662,475
Belden, Inc.	18,000	1,345,860
Energizer Holdings, Inc.	27,760	1,238,374
General Cable Corp.	63,100	1,202,055
Littelfuse, Inc.	9,250	1,403,872
SPX Corp. (a)	57,400	1,361,528

		7,214,164

Electronics — 2.8%
Analogic Corp.	5,300	439,635
Badger Meter, Inc.	13,200	487,740
Bel Fuse, Inc. Class B	7,700	237,930
Benchmark Electronics, Inc. (a)	66,230	2,020,015
Brady Corp. Class A	13,200	495,660
Coherent, Inc. (a)	800	109,908
CyberOptics Corp. (a)	5,600	146,160
II-VI, Inc. (a)	27,540	816,561
Itron, Inc. (a)	1,700	106,845
Kemet Corp. (a)	30,200	200,226
Knowles Corp. (a) (b)	43,100	720,201
Methode Electronics, Inc.	13,000	537,550
Rogers Corp. (a)	4,100	314,921
Sanmina Corp. (a)	10,500	384,825
Stoneridge, Inc. (a)	32,500	574,925
TTM Technologies, Inc. (a)	110,100	1,500,663

		9,093,765

Engineering & Construction — 0.5%
Aegion Corp. (a)	31,600	748,920
McDermott International, Inc. (a)	120,685	891,862
Sterling Construction Co., Inc. (a)	6,200	52,452

		1,693,234

Environmental Controls — 0.1%
MSA Safety, Inc.	5,400	374,382

Hand & Machine Tools — 0.4%
Hardinge, Inc.	3,100	34,348
Kennametal, Inc.	37,295	1,165,842

		1,200,190

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Machinery – Diversified — 1.0%
Applied Industrial Technologies, Inc.	9,900	$588,060
Kadant, Inc.	5,600	342,720
Manitowoc Foodservice, Inc. (a)	60,485	1,169,175
SPX FLOW, Inc. (a)	32,385	1,038,263

		3,138,218

Manufacturing — 2.2%
Actuant Corp. Class A	43,525	1,129,474
Barnes Group, Inc.	40,065	1,899,882
Colfax Corp. (a)	23,915	859,266
ESCO Technologies, Inc.	17,000	963,050
Koppers Holdings, Inc. (a)	17,000	685,100
Matthews International Corp. Class A	5,400	414,990
Myers Industries, Inc.	42,400	606,320
Trinseo SA	11,400	676,020

		7,234,102

Metal Fabricate & Hardware — 1.4%
Circor International, Inc.	9,300	603,384
Commercial Metals Co.	60,130	1,309,631
Global Brass & Copper Holdings, Inc.	14,600	500,780
Mueller Water Products, Inc. Class A	75,500	1,004,905
RBC Bearings, Inc. (a)	5,900	547,579
Sun Hydraulics Corp.	10,700	427,679

		4,393,958

Packaging & Containers — 0.3%
Owens-Illinois, Inc. (a)	60,685	1,056,526

Transportation — 2.1%
Genesee & Wyoming, Inc. Class A (a)	9,700	673,277
Golar LNG Ltd. (b)	48,255	1,106,969
Kirby Corp. (a)	6,500	432,250
Landstar System, Inc.	18,400	1,569,520
Navios Maritime Acquisition Corp.	139,900	237,830
Universal Logistics Holdings, Inc.	18,400	300,840
Werner Enterprises, Inc.	64,185	1,729,786
XPO Logistics, Inc. (a) (b)	13,505	582,876

		6,633,348

Trucking & Leasing — 0.3%
The Greenbrier Cos., Inc. (b)	20,550	853,853
Willis Lease Finance Corp. (a)	5,800	148,364

		1,002,217

		48,364,981

Technology — 3.2%
Computers — 0.2%
CSRA, Inc.	17,300	550,832
NCI, Inc. Class A	5,500	76,725
NCR Corp. (a)	3,700	150,072

		777,629

	Number of Shares	Value
Office Equipment/Supplies — 0.1%
ARC Document Solutions, Inc. (a)	59,000	$299,720

Semiconductors — 1.9%
Alpha & Omega Semiconductor Ltd. (a)	33,100	704,037
Brooks Automation, Inc.	23,100	394,317
Cabot Microelectronics Corp.	8,500	536,945
Cypress Semiconductor Corp.	56,225	643,214
Intersil Corp. Class A	27,300	608,790
MaxLinear, Inc. Class A (a)	46,420	1,011,956
MKS Instruments, Inc.	26,115	1,551,231
Rudolph Technologies, Inc. (a)	25,300	590,755

		6,041,245

Software — 1.0%
BroadSoft, Inc. (a)	17,925	739,406
Callidus Software, Inc. (a)	24,700	414,960
Digi International, Inc. (a)	13,000	178,750
Progress Software Corp.	19,350	617,846
SYNNEX Corp.	11,960	1,447,399

		3,398,361

		10,516,955

Utilities — 4.4%
Electric — 2.1%
Atlantica Yield PLC	2,700	52,245
Dynegy, Inc. (a)	66,175	559,841
El Paso Electric Co.	17,500	813,750
NorthWestern Corp.	14,400	818,928
NRG Energy, Inc.	32,100	393,546
Ormat Technologies, Inc.	29,500	1,581,790
Portland General Electric Co.	61,210	2,652,229

		6,872,329

Gas — 1.8%
Atmos Energy Corp.	5,900	437,485
Chesapeake Utilities Corp.	12,600	843,570
ONE Gas, Inc.	16,600	1,061,736
PNM Resources, Inc.	32,100	1,101,030
Spire, Inc.	35,280	2,277,324

		5,721,145

Water — 0.5%
Aqua America, Inc.	21,405	643,006
California Water Service Group	7,400	250,860
SJW Group	13,600	761,328

		1,655,194

		14,248,668

TOTAL COMMON STOCK (Cost $250,436,238)		311,969,862

TOTAL EQUITIES (Cost $250,436,238)		311,969,862

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 5.7%
Diversified Financial — 5.7%
State Street Navigator Securities Lending Prime Portfolio (d)	18,358,655	$18,358,655
T. Rowe Price Reserve Investment Fund	1,007	1,007

TOTAL MUTUAL FUNDS (Cost $18,359,662)		18,359,662

TOTAL LONG-TERM INVESTMENTS (Cost $268,795,900)		330,329,524

	Principal Amount
SHORT-TERM INVESTMENTS — 3.9%
Repurchase Agreement — 3.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 12/30/16, 0.010%, due 1/03/17 (e)	$12,287,508	12,287,508

U.S. Treasury Bill — 0.1%
U.S. Treasury Bill (f) 0.000% 3/16/17	200,000	199,800

TOTAL SHORT-TERM INVESTMENTS (Cost $12,487,297)		12,487,308

TOTAL INVESTMENTS — 106.2% (Cost $281,283,197) (g)		342,816,832

Other Assets/(Liabilities) — (6.2)%		(20,090,990)

NET ASSETS — 100.0%		$322,725,842

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2016, was $17,894,152 or 5.54% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2016, these securities amounted to a value of $0 or 0.00% of net assets.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $12,287,522. Collateralized by U.S. Government Agency obligations with rates ranging from 1.625% – 3.125%, maturity dates ranging from 4/30/19 – 5/15/21, and an aggregate market value, including accrued interest, of $12,544,040.
(f)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MM S&P Mid Cap Index Fund – Portfolio of Investments

December 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.5%

COMMON STOCK — 95.5%
Basic Materials — 4.6%
Chemicals — 2.6%
Ashland Global Holdings, Inc.	12,095	$1,321,863
Cabot Corp.	12,058	609,411
Minerals Technologies, Inc.	6,784	524,064
NewMarket Corp.	1,801	763,336
Olin Corp.	32,180	824,130
PolyOne Corp.	16,340	523,534
RPM International, Inc.	25,962	1,397,534
Sensient Technologies Corp.	8,644	679,246
The Valspar Corp.	14,204	1,471,676
Versum Materials, Inc. (a)	21,047	590,789

		8,705,583

Forest Products & Paper — 0.2%
Domtar Corp.	12,230	477,337

Iron & Steel — 1.4%
Allegheny Technologies, Inc. (b)	20,983	334,259
Carpenter Technology Corp.	8,993	325,277
Reliance Steel & Aluminum Co.	14,151	1,125,571
Steel Dynamics, Inc.	47,504	1,690,192
United States Steel Corp.	33,572	1,108,212

		4,583,511

Mining — 0.4%
Compass Minerals International, Inc. (b)	6,583	515,778
Royal Gold, Inc.	12,641	800,807

		1,316,585

		15,083,016

Communications — 2.8%
Internet — 0.2%
Comscore, Inc. (a)	8,711	275,093
WebMD Health Corp. (a)	7,192	356,508

		631,601

Media — 1.3%
AMC Networks, Inc. Class A (a)	11,524	603,166
Cable One, Inc.	911	566,396
FactSet Research Systems, Inc.	7,773	1,270,341
Graham Holdings Co. Class B	911	466,387
John Wiley & Sons, Inc. Class A	8,736	476,112
Meredith Corp.	7,042	416,534
The New York Times Co. Class A	23,605	313,947
Time, Inc.	19,477	347,664

		4,460,547

Telecommunications — 1.3%
ARRIS International PLC (a)	37,093	1,117,612
Ciena Corp. (a)	27,192	663,757

	Number of Shares	Value
InterDigital, Inc.	6,649	$607,386
NeuStar, Inc. Class A (a)	10,603	354,140
Plantronics, Inc.	6,401	350,519
Telephone & Data Systems, Inc.	18,120	523,125
ViaSat, Inc. (a)	10,073	667,034

		4,283,573

		9,375,721

Consumer, Cyclical — 11.2%
Airlines — 0.4%
JetBlue Airways Corp. (a)	63,040	1,413,357

Apparel — 0.5%
Carter’s, Inc.	9,606	829,862
Deckers Outdoor Corp. (a)	6,162	341,313
Skechers U.S.A., Inc. Class A (a)	25,874	635,983

		1,807,158

Auto Manufacturers — 0.3%
Oshkosh Corp.	14,488	936,070

Automotive & Parts — 0.2%
Dana, Inc.	27,996	531,364

Distribution & Wholesale — 0.8%
Fossil Group, Inc. (a)	8,117	209,906
Owens & Minor, Inc.	11,996	423,339
Pool Corp.	8,084	843,484
Tech Data Corp. (a)	6,828	578,195
Watsco, Inc.	5,028	744,747

		2,799,671

Entertainment — 0.4%
Churchill Downs, Inc.	2,399	360,929
Cinemark Holdings, Inc.	20,537	787,799
International Speedway Corp. Class A	5,137	189,042

		1,337,770

Home Builders — 1.2%
CalAtlantic Group, Inc. (b)	14,292	486,071
KB Home	16,112	254,731
NVR, Inc. (a)	683	1,139,927
Thor Industries, Inc.	9,271	927,563
Toll Brothers, Inc. (a)	29,026	899,806
TRI Pointe Group, Inc. (a)	28,262	324,448

		4,032,546

Home Furnishing — 0.2%
Tempur Sealy International, Inc. (a) (b)	9,838	671,739

Household Products — 0.1%
Tupperware Brands Corp.	9,777	514,466

Housewares — 0.4%
The Toro Co.	21,259	1,189,441

The accompanying notes are an integral part of the portfolio of investments.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Leisure Time — 0.7%
Brunswick Corp.	17,473	$952,977
Polaris Industries, Inc. (b)	11,634	958,525
Vista Outdoor, Inc. (a)	11,314	417,487

		2,328,989

Office Furnishings — 0.3%
Herman Miller, Inc.	11,787	403,116
HNI Corp.	8,708	486,951

		890,067

Retail — 5.7%
American Eagle Outfitters, Inc.	33,084	501,884
Big Lots, Inc. (b)	8,679	435,773
Brinker International, Inc. (b)	9,717	481,283
Buffalo Wild Wings, Inc. (a)	3,556	549,046
Cabela’s, Inc. (a)	9,927	581,226
Casey’s General Stores, Inc.	7,656	910,145
The Cheesecake Factory, Inc.	8,545	511,675
Chico’s FAS, Inc.	24,843	357,491
Copart, Inc. (a)	19,848	1,099,778
Cracker Barrel Old Country Store, Inc. (b)	4,674	780,465
CST Brands, Inc.	14,783	711,801
Dick’s Sporting Goods, Inc.	17,175	911,992
Domino’s Pizza, Inc.	9,349	1,488,735
Dunkin’ Brands Group, Inc.	17,933	940,406
GameStop Corp. Class A	19,876	502,068
HSN, Inc.	6,219	213,312
Jack in the Box, Inc.	6,317	705,230
JC Penney Co., Inc. (a) (b)	59,805	496,980
Kate Spade & Co. (a)	25,194	470,372
MSC Industrial Direct Co., Inc. Class A	8,677	801,668
Office Depot, Inc.	103,750	468,950
Panera Bread Co. Class A (a) (b)	4,258	873,273
Papa John’s International, Inc.	5,128	438,854
RH (a)	7,432	228,162
Sally Beauty Holdings, Inc. (a)	28,097	742,323
Texas Roadhouse, Inc.	12,450	600,588
The Wendy’s Co.	39,041	527,834
Williams-Sonoma, Inc. (b)	15,823	765,675
World Fuel Services Corp.	13,622	625,386

		18,722,375

		37,175,013

Consumer, Non-cyclical — 14.3%
Beverages — 0.1%
The Boston Beer Co., Inc. Class A (a) (b)	1,753	297,747

Biotechnology — 0.4%
Bio-Rad Laboratories, Inc. Class A (a)	4,038	736,046

	Number of Shares	Value
Charles River Laboratories International, Inc. (a)	9,241	$704,072

		1,440,118

Commercial Services — 3.5%
Aaron’s, Inc.	12,489	399,523
Avis Budget Group, Inc. (a)	17,157	629,319
CEB, Inc.	6,217	376,750
Convergys Corp.	18,686	458,928
Deluxe Corp.	9,427	675,068
DeVry Education Group, Inc.	10,978	342,514
FTI Consulting, Inc. (a)	8,337	375,832
Gartner, Inc. (a)	16,060	1,623,184
Live Nation Entertainment, Inc. (a)	25,780	685,748
ManpowerGroup, Inc.	13,042	1,159,043
PAREXEL International Corp. (a)	10,366	681,254
Rollins, Inc.	18,604	628,443
SEI Investments Co.	26,151	1,290,813
Service Corp. International	37,151	1,055,088
Sotheby’s	8,863	353,279
WEX, Inc. (a)	7,479	834,656

		11,569,442

Cosmetics & Personal Care — 0.4%
Avon Products, Inc.	84,965	428,224
Edgewell Personal Care Co. (a)	11,283	823,546

		1,251,770

Foods — 3.2%
Dean Foods Co.	17,459	380,257
Flowers Foods, Inc.	35,324	705,420
The Hain Celestial Group, Inc. (a)	20,147	786,337
Ingredion, Inc.	14,089	1,760,562
Lamb Weston Holdings, Inc. (a)	26,994	1,021,723
Lancaster Colony Corp.	3,785	535,161
Post Holdings, Inc. (a)	12,621	1,014,602
Snyders-Lance, Inc.	16,538	634,067
Sprouts Farmers Market, Inc. (a)	26,243	496,518
Tootsie Roll Industries, Inc. (b)	3,303	131,294
TreeHouse Foods, Inc. (a)	11,037	796,761
United Natural Foods, Inc. (a)	9,843	469,708
The WhiteWave Foods Co. (a)	34,490	1,917,644

		10,650,054

Health Care – Products — 3.9%
ABIOMED, Inc. (a)	7,850	884,538
Align Technology, Inc. (a)	14,575	1,401,095
Bio-Techne Corp.	7,275	748,088
Globus Medical, Inc. Class A (a)	14,184	351,905
Halyard Health, Inc. (a)	9,024	333,707
Hill-Rom Holdings, Inc.	11,676	655,491
IDEXX Laboratories, Inc. (a)	17,445	2,045,775
LivaNova PLC (a)	8,442	379,637
NuVasive, Inc. (a)	9,825	661,812
ResMed, Inc.	27,425	1,701,721

The accompanying notes are an integral part of the portfolio of investments.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
STERIS PLC	16,563	$1,116,181
Teleflex, Inc.	8,574	1,381,700
West Pharmaceutical Services, Inc.	14,234	1,207,470

		12,869,120

Health Care – Services — 1.5%
Catalent, Inc. (a)	24,160	651,354
HealthSouth Corp.	17,528	722,855
LifePoint Health, Inc. (a)	7,784	442,131
MEDNAX, Inc. (a)	18,009	1,200,480
Molina Healthcare, Inc. (a)	8,321	451,497
Tenet Healthcare Corp. (a)	15,501	230,035
WellCare Health Plans, Inc. (a)	8,616	1,181,081

		4,879,433

Household Products — 0.5%
Helen of Troy Ltd. (a)	5,447	459,999
Prestige Brands Holdings, Inc. (a)	10,308	537,047
The Scotts Miracle-Gro Co. Class A	8,676	828,992

		1,826,038

Pharmaceuticals — 0.8%
Akorn, Inc. (a)	16,956	370,149
United Therapeutics Corp. (a)	8,250	1,183,298
VCA, Inc. (a)	15,780	1,083,297

		2,636,744

		47,420,466

Energy — 3.8%
Coal — 0.2%
CONSOL Energy, Inc.	34,162	622,773

Oil & Gas — 2.3%
Denbury Resources, Inc. (a)	77,853	286,499
Diamond Offshore Drilling, Inc. (b)	12,574	222,560
Ensco PLC Class A	59,377	577,145
Gulfport Energy Corp. (a)	30,045	650,174
Murphy USA, Inc. (a)	7,033	432,319
Nabors Industries Ltd.	55,150	904,460
Noble Corp. PLC (b)	47,322	280,146
Patterson-UTI Energy, Inc.	28,783	774,838
QEP Resources, Inc.	46,552	857,022
Rowan Cos. PLC Class A (b)	24,631	465,280
SM Energy Co.	18,827	649,155
Western Refining, Inc.	15,419	583,609
WPX Energy, Inc. (a)	67,313	980,750

		7,663,957

Oil & Gas Services — 1.0%
Dril-Quip, Inc. (a)	7,244	435,002
HollyFrontier Corp.	34,184	1,119,868
NOW, Inc. (a)	21,007	430,013
Oceaneering International, Inc.	19,102	538,868
Oil States International, Inc. (a)	9,917	386,763
Superior Energy Services, Inc.	29,469	497,437

		3,407,951

	Number of Shares	Value
Pipelines — 0.3%
National Fuel Gas Co. (b)	16,610	$940,790

		12,635,471

Financial — 25.3%
Banks — 7.0%
Associated Banc-Corp.	28,972	715,608
BancorpSouth, Inc.	16,474	511,518
Bank of Hawaii Corp.	8,301	736,216
Bank of the Ozarks, Inc.	17,678	929,686
Cathay General Bancorp	14,429	548,735
Chemical Financial Corp.	13,687	741,425
Commerce Bancshares, Inc.	16,952	979,995
Cullen/Frost Bankers, Inc.	10,904	962,060
East West Bancorp, Inc.	28,033	1,424,917
F.N.B. Corp.	40,732	652,934
First Horizon National Corp.	45,189	904,232
Fulton Financial Corp.	33,528	630,326
Hancock Holding Co.	16,156	696,324
International Bancshares Corp.	11,368	463,814
MB Financial, Inc.	13,842	653,758
PacWest Bancorp	23,429	1,275,475
PrivateBancorp, Inc.	15,502	840,053
Prosperity Bancshares, Inc.	13,525	970,825
Signature Bank (a)	10,439	1,567,938
SVB Financial Group (a)	10,135	1,739,774
Synovus Financial Corp.	23,845	979,553
TCF Financial Corp.	33,168	649,761
Trustmark Corp.	13,118	467,657
UMB Financial Corp.	8,510	656,291
Umpqua Holdings Corp.	42,921	806,056
Valley National Bancorp	49,516	576,366
Webster Financial Corp.	17,847	968,735

		23,050,032

Commercial Services — 0.2%
CoreLogic, Inc. (a)	16,889	622,022

Diversified Financial — 2.5%
CBOE Holdings, Inc.	15,823	1,169,161
Eaton Vance Corp.	22,085	924,920
Federated Investors, Inc. Class B	17,931	507,089
Janus Capital Group, Inc.	27,524	365,243
Legg Mason, Inc.	17,532	524,382
MarketAxess Holdings, Inc.	7,314	1,074,573
Raymond James Financial, Inc.	24,588	1,703,211
SLM Corp. (a)	83,321	918,197
Stifel Financial Corp. (a)	12,809	639,810
Waddell & Reed Financial, Inc. Class A (b)	16,029	312,726
WisdomTree Investments, Inc. (b)	22,402	249,558

		8,388,870

Insurance — 5.0%
Alleghany Corp. (a)	2,996	1,821,928

The accompanying notes are an integral part of the portfolio of investments.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
American Financial Group, Inc.	14,214	$1,252,538
Aspen Insurance Holdings Ltd.	11,658	641,190
Brown & Brown, Inc.	22,429	1,006,165
CNO Financial Group, Inc.	33,588	643,210
Endurance Specialty Holdings Ltd.	12,492	1,154,261
Everest Re Group Ltd.	7,945	1,719,298
First American Financial Corp.	21,344	781,831
Genworth Financial, Inc. Class A (a)	98,106	373,784
The Hanover Insurance Group, Inc.	8,248	750,650
Kemper Corp.	9,557	423,375
Mercury General Corp.	7,163	431,284
Old Republic International Corp.	47,445	901,455
Primerica, Inc.	8,956	619,307
Reinsurance Group of America, Inc.	12,479	1,570,233
RenaissanceRe Holdings Ltd.	8,027	1,093,438
W.R. Berkley Corp.	18,934	1,259,300

		16,443,247

Real Estate — 0.4%
Alexander & Baldwin, Inc.	8,859	397,503
Jones Lang LaSalle, Inc.	8,750	884,100

		1,281,603

Real Estate Investment Trusts (REITS) — 9.6%
Alexandria Real Estate Equities, Inc.	15,457	1,717,736
American Campus Communities, Inc.	25,701	1,279,139
Camden Property Trust	17,020	1,430,871
Care Capital Properties, Inc.	16,146	403,650
Communications Sales & Leasing, Inc. (a)	27,324	694,303
CoreCivic, Inc.	22,895	560,012
Corporate Office Properties Trust	18,451	576,040
Cousins Properties, Inc.	66,403	565,090
DCT Industrial Trust, Inc.	17,799	852,216
Douglas Emmett, Inc.	28,014	1,024,192
Duke Realty Corp.	69,050	1,833,968
Education Realty Trust, Inc.	14,146	598,376
EPR Properties	12,381	888,584
Equity One, Inc.	18,216	559,049
First Industrial Realty Trust, Inc.	22,614	634,323
Healthcare Realty Trust, Inc.	22,652	686,809
Highwoods Properties, Inc.	19,497	994,542
Hospitality Properties Trust	32,080	1,018,219
Kilroy Realty Corp.	17,953	1,314,519
Lamar Advertising Co. Class A	16,122	1,084,043
LaSalle Hotel Properties	21,923	667,994
Liberty Property Trust	28,605	1,129,898
Life Storage, Inc.	9,035	770,324
Mack-Cali Realty Corp.	17,500	507,850
Medical Properties Trust, Inc.	62,533	769,156
National Retail Properties, Inc.	28,630	1,265,446
Omega Healthcare Investors, Inc.	37,957	1,186,536
Potlatch Corp.	7,831	326,161
Quality Care Properties, Inc. (a)	18,382	284,921

	Number of Shares	Value
Rayonier, Inc.	23,727	$631,138
Regency Centers Corp.	20,332	1,401,891
Senior Housing Properties Trust	46,004	870,856
Tanger Factory Outlet Centers, Inc.	18,813	673,129
Taubman Centers, Inc.	11,758	869,269
Urban Edge Properties	17,841	490,806
Washington Prime Group, Inc.	35,664	371,262
Weingarten Realty Investors	22,832	817,157

		31,749,475

Savings & Loans — 0.6%
New York Community Bancorp, Inc.	94,727	1,507,106
Washington Federal, Inc.	17,280	593,568

		2,100,674

		83,635,923

Industrial — 16.8%
Aerospace & Defense — 1.5%
BE Aerospace, Inc.	19,759	1,189,294
Curtiss-Wright Corp.	8,626	848,453
Esterline Technologies Corp. (a)	5,731	511,205
KLX, Inc. (a)	10,334	466,167
Orbital ATK, Inc.	11,431	1,002,842
Teledyne Technologies, Inc. (a)	6,817	838,491
Triumph Group, Inc.	9,622	254,983

		5,111,435

Building Materials — 0.8%
Eagle Materials, Inc.	9,378	924,014
Lennox International, Inc.	7,533	1,153,830
Louisiana-Pacific Corp. (a)	27,679	523,963

		2,601,807

Electrical Components & Equipment — 1.1%
Belden, Inc.	8,202	613,264
Energizer Holdings, Inc.	12,023	536,346
EnerSys	8,405	656,431
Hubbell, Inc.	10,012	1,168,400
Littelfuse, Inc.	4,372	663,538

		3,637,979

Electronics — 2.8%
Arrow Electronics, Inc. (a)	17,433	1,242,973
Avnet, Inc.	24,814	1,181,395
Gentex Corp.	55,800	1,098,702
Jabil Circuit, Inc.	36,122	855,008
Keysight Technologies, Inc. (a)	33,044	1,208,419
Knowles Corp. (a)	17,223	287,796
National Instruments Corp.	20,416	629,221
Trimble, Inc. (a)	48,759	1,470,084
Vishay Intertechnology, Inc. (b)	25,915	419,823
Woodward, Inc.	10,805	746,085

		9,139,506

The accompanying notes are an integral part of the portfolio of investments.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Engineering & Construction — 1.0%
AECOM (a)	29,979	$1,090,037
Dycom Industries, Inc. (a) (b)	6,140	492,981
EMCOR Group, Inc.	11,840	837,798
Granite Construction, Inc.	7,751	426,305
KBR, Inc.	27,841	464,666

		3,311,787

Environmental Controls — 0.3%
Clean Harbors, Inc. (a)	10,172	566,072
MSA Safety, Inc.	6,132	425,131

		991,203

Hand & Machine Tools — 0.6%
Kennametal, Inc.	15,495	484,374
Lincoln Electric Holdings, Inc.	12,071	925,483
Regal Beloit Corp.	8,681	601,159

		2,011,016

Machinery – Construction & Mining — 0.4%
Joy Global, Inc.	19,068	533,904
Terex Corp.	20,669	651,694

		1,185,598

Machinery – Diversified — 2.3%
AGCO Corp.	13,132	759,818
Cognex Corp.	16,673	1,060,736
Graco, Inc.	10,824	899,366
IDEX Corp.	14,851	1,337,481
Nordson Corp.	10,347	1,159,381
Wabtec Corp.	17,320	1,437,906
Zebra Technologies Corp. Class A (a)	10,273	881,013

		7,535,701

Manufacturing — 1.9%
AptarGroup, Inc.	12,207	896,604
Carlisle Cos., Inc.	12,545	1,383,588
CLARCOR, Inc.	9,427	777,445
Crane Co.	9,700	699,564
Donaldson Co., Inc.	25,680	1,080,614
ITT, Inc.	17,182	662,710
Trinity Industries, Inc.	29,658	823,306

		6,323,831

Metal Fabricate & Hardware — 0.6%
Commercial Metals Co.	22,349	486,761
The Timken Co.	13,700	543,890
Valmont Industries, Inc.	4,381	617,283
Worthington Industries, Inc.	8,601	408,032

		2,055,966

Miscellaneous – Manufacturing — 0.4%
A.O. Smith Corp.	28,725	1,360,129

Packaging & Containers — 1.4%
Bemis Co., Inc.	18,142	867,551
Greif, Inc. Class A	4,998	256,447

	Number of Shares	Value
Owens-Illinois, Inc. (a)	31,385	$546,413
Packaging Corporation of America	18,182	1,542,197
Silgan Holdings, Inc.	7,201	368,547
Sonoco Products Co.	19,485	1,026,860

		4,608,015

Shipbuilding — 0.5%
Huntington Ingalls Industries, Inc.	9,015	1,660,473

Transportation — 1.1%
Genesee & Wyoming, Inc. Class A (a)	11,921	827,437
Kirby Corp. (a)	10,411	692,331
Landstar System, Inc.	8,146	694,854
Old Dominion Freight Line, Inc. (a)	13,463	1,154,991
Werner Enterprises, Inc.	8,730	235,273

		3,604,886

Trucking & Leasing — 0.1%
GATX Corp. (b)	7,762	477,984

		55,617,316

Technology — 11.5%
Computers — 4.6%
3D Systems Corp. (a) (b)	20,665	274,638
Brocade Communications Systems, Inc.	78,501	980,477
Cadence Design Systems, Inc. (a)	55,715	1,405,132
Computer Sciences Corp.	27,379	1,626,860
Diebold Nixdorf, Inc. (b)	14,497	364,600
DST Systems, Inc.	6,254	670,116
Fortinet, Inc. (a)	28,715	864,896
j2 Global, Inc.	9,396	768,593
Jack Henry & Associates, Inc.	15,210	1,350,344
Manhattan Associates, Inc. (a)	13,784	730,966
MAXIMUS, Inc.	12,680	707,417
Mentor Graphics Corp.	21,371	788,376
NCR Corp. (a)	24,150	979,524
NetScout Systems, Inc. (a)	17,855	562,432
Science Applications International Corp.	8,768	743,526
Synaptics, Inc. (a)	6,832	366,059
Synopsys, Inc. (a)	29,400	1,730,484
VeriFone Systems, Inc. (a)	21,355	378,624

		15,293,064

Semiconductors — 2.7%
Advanced Micro Devices, Inc. (a)	147,893	1,677,107
Cirrus Logic, Inc. (a)	12,432	702,905
Cree, Inc. (a)	19,312	509,644
Cypress Semiconductor Corp.	62,844	718,935
Integrated Device Technology, Inc. (a)	25,992	612,372
Intersil Corp. Class A	26,674	594,830
IPG Photonics Corp. (a)	7,281	718,707

The accompanying notes are an integral part of the portfolio of investments.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Microsemi Corp. (a)	22,306	$1,203,855
Monolithic Power Systems, Inc.	7,288	597,106
Silicon Laboratories, Inc. (a)	8,100	526,500
Teradyne, Inc.	39,136	994,054

		8,856,015

Software — 4.2%
ACI Worldwide, Inc. (a)	23,012	417,668
Acxiom Corp. (a)	15,223	407,976
Allscripts Healthcare Solutions, Inc. (a)	35,888	366,417
ANSYS, Inc. (a)	16,823	1,555,959
Broadridge Financial Solutions, Inc.	23,126	1,533,254
CDK Global, Inc.	29,052	1,734,114
CommVault Systems, Inc. (a)	8,276	425,386
Fair Isaac Corp.	6,024	718,181
Leidos Holdings, Inc.	27,772	1,420,260
MSCI, Inc.	18,317	1,443,013
PTC, Inc. (a)	22,476	1,039,965
SYNNEX Corp.	5,688	688,362
Tyler Technologies, Inc. (a)	6,511	929,576
The Ultimate Software Group, Inc. (a)	5,635	1,027,542

		13,707,673

		37,856,752

Utilities — 5.2%
Electric — 2.4%
Black Hills Corp.	10,273	630,146
Great Plains Energy, Inc.	41,904	1,146,074
Hawaiian Electric Industries, Inc.	21,197	700,985
IDACORP, Inc.	9,846	793,095
MDU Resources Group, Inc.	38,029	1,094,094
NorthWestern Corp.	9,382	533,554
OGE Energy Corp.	38,846	1,299,399
Westar Energy, Inc.	27,588	1,554,584

		7,751,931

Gas — 2.5%
Atmos Energy Corp.	20,249	1,501,463
Energen Corp.	18,905	1,090,251
New Jersey Resources Corp.	16,757	594,873
ONE Gas, Inc.	10,109	646,572
PNM Resources, Inc.	15,507	531,890
Southwest Gas Corp.	9,201	704,981
UGI Corp.	33,660	1,551,053
Vectren Corp.	16,126	840,971
WGL Holdings, Inc.	9,981	761,351

		8,223,405

Water — 0.3%
Aqua America, Inc.	34,573	1,038,573

		17,013,909

	Number of Shares	Value
TOTAL COMMON STOCK (Cost $281,227,870)		$315,813,587

TOTAL EQUITIES (Cost $281,227,870)		315,813,587

MUTUAL FUNDS — 3.5%
Diversified Financial — 3.5%
State Street Navigator Securities Lending Prime Portfolio (c)	11,387,235	11,387,235

TOTAL MUTUAL FUNDS (Cost $11,387,235)		11,387,235

TOTAL LONG-TERM INVESTMENTS (Cost $292,615,105)		327,200,822

	Principal Amount
SHORT-TERM INVESTMENTS — 4.8%
Repurchase Agreement — 4.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 12/30/16, 0.010%, due 1/03/17 (d)	$15,347,687	15,347,687

Time Deposit — 0.0%
Euro Time Deposit 0.010% 1/03/17	8,264	8,264

U.S. Treasury Bill — 0.2%
U.S. Treasury Bill (e) 0.000% 3/02/17	685,000	684,466

TOTAL SHORT-TERM INVESTMENTS (Cost $16,040,429)		16,040,417

TOTAL INVESTMENTS — 103.8% (Cost $308,655,534) (f)		343,241,239

Other Assets/ (Liabilities) — (3.8)%		(12,583,537)

NET ASSETS — 100.0%		$330,657,702

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2016, was $11,117,429 or 3.36% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

The accompanying notes are an integral part of the portfolio of investments.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $15,347,704. Collateralized by U.S. Government Agency obligations with a rate of 1.625%, maturity date of 4/30/19, and an aggregate market value, including accrued interest, of $15,658,508.
(e)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments

December 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.6%

COMMON STOCK — 96.6%
Basic Materials — 3.9%
Chemicals — 2.3%
A. Schulman, Inc.	4,594	$153,669
Aceto Corp.	4,713	103,545
AgroFresh Solutions, Inc. (a)	3,300	8,745
American Vanguard Corp.	4,597	88,032
Balchem Corp.	5,016	420,943
The Chemours Co.	29,224	645,558
Chemtura Corp. (a)	10,144	336,781
Codexis, Inc. (a)	5,030	23,138
CSW Industrials, Inc. (a)	2,343	86,340
Ferro Corp. (a)	13,275	190,231
GCP Applied Technologies, Inc. (a)	11,293	302,088
H.B. Fuller Co.	7,985	385,755
Hawkins, Inc.	1,571	84,755
Ingevity Corp. (a)	6,790	372,499
Innophos Holdings, Inc.	3,082	161,065
Innospec, Inc.	3,762	257,697
KMG Chemicals, Inc.	1,422	55,302
Kraton Corp. (a)	4,725	134,568
Kronos Worldwide, Inc.	3,359	40,106
Landec Corp. (a)	4,212	58,126
Minerals Technologies, Inc.	5,523	426,652
Oil-Dri Corp. of America	753	28,772
Olin Corp.	26,410	676,360
OMNOVA Solutions, Inc. (a)	6,595	65,950
PolyOne Corp.	13,373	428,471
Quaker Chemical Corp.	2,056	263,045
Rayonier Advanced Materials, Inc. (b)	6,966	107,694
Sensient Technologies Corp.	7,077	556,111
Stepan Co.	3,128	254,869
Tronox Ltd. Class A	10,364	106,853
Univar, Inc. (a)	6,863	194,703
Valhi, Inc.	4,752	16,442

		7,034,865

Forest Products & Paper — 0.4%
Clearwater Paper Corp. (a)	2,706	177,378
Deltic Timber Corp.	1,707	131,559
KapStone Paper and Packaging Corp.	13,784	303,937
Neenah Paper, Inc.	2,635	224,502
Orchids Paper Products Co. (b)	1,380	36,129
P.H. Glatfelter Co.	6,935	165,677
Schweitzer-Mauduit International, Inc.	4,829	219,864
Veritiv Corp. (a)	1,360	73,100

		1,332,146

Iron & Steel — 0.5%
AK Steel Holding Corp. (a)	49,700	507,437
ALJ Regional Holdings, Inc. (a)	2,923	12,832

	Number of Shares	Value
Allegheny Technologies, Inc. (b)	17,320	$275,907
Carpenter Technology Corp.	7,376	266,790
Cliffs Natural Resources, Inc. (a)	35,175	295,822
Olympic Steel, Inc.	1,441	34,915
Ryerson Holding Corp. (a)	1,954	26,086
Schnitzer Steel Industries, Inc. Class A	4,177	107,349

		1,527,138

Mining — 0.7%
Century Aluminum Co. (a)	7,766	66,477
Coeur d’Alene Mines Corp. (a)	28,691	260,801
Ferroglobe PLC	10,483	113,531
Ferroglobe Representation & Warranty Insurance Trust (a) (c)	10,133	-
Gold Resource Corp.	7,852	34,156
Hecla Mining Co.	60,888	319,053
Kaiser Aluminum Corp.	2,823	219,319
Materion Corp.	3,183	126,047
Ring Energy, Inc. (a)	6,590	85,604
Smart Sand, Inc. (a)	1,887	31,230
Stillwater Mining Co. (a)	19,510	314,306
United States Lime & Minerals, Inc.	306	23,180
US Silica Holdings, Inc.	11,869	672,735

		2,266,439

		12,160,588

Communications — 6.3%
Advertising — 0.0%
Marchex, Inc. Class B (a)	4,800	12,720
MDC Partners, Inc. Class A	7,945	52,040

		64,760

Internet — 2.0%
1-800-Flowers.com, Inc. Class A (a)	4,313	46,149
Angie’s List, Inc. (a)	6,217	51,166
Autobytel, Inc. (a)	1,313	17,660
Bankrate, Inc. (a)	7,388	81,637
Barracuda Networks, Inc. (a)	3,589	76,912
Bazaarvoice, Inc. (a)	13,486	65,407
Blucora, Inc. (a)	6,349	93,648
Blue Nile, Inc.	1,808	73,459
Boingo Wireless, Inc. (a)	5,778	70,434
Box, Inc. Class A (a)	7,809	108,233
Brightcove, Inc. (a)	4,652	37,449
ChannelAdvisor Corp. (a)	3,663	52,564
Chegg, Inc. (a) (b)	12,960	95,645
Cogent Communications Holdings, Inc.	6,630	274,150
Comscore, Inc. (a)	7,611	240,355
Corindus Vascular Robotics, Inc. (a) (b)	6,205	4,334
DHI Group, Inc. (a)	7,866	49,162

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Endurance International Group Holdings, Inc. (a)	9,790	$91,047
ePlus, Inc. (a)	1,016	117,043
Etsy, Inc. (a)	16,743	197,232
FTD Cos., Inc. (a)	2,714	64,702
Global Eagle Entertainment, Inc. (a) (b)	7,252	46,848
Global Sources Ltd. (a)	1,242	10,992
GrubHub, Inc. (a)	12,880	484,546
HealthStream, Inc. (a)	4,148	103,907
IntraLinks Holdings, Inc. (a)	6,484	87,664
Limelight Networks, Inc. (a)	11,367	28,645
Lionbridge Technologies, Inc. (a)	8,986	52,119
Liquidity Services, Inc. (a)	4,162	40,579
MeetMe, Inc. (a)	6,572	32,400
ModusLink Global Solutions, Inc. (a)	573	837
New Media Investment Group, Inc.	7,226	115,544
NIC, Inc.	10,083	240,984
Nutrisystem, Inc.	4,632	160,499
Overstock.com, Inc. (a)	2,204	38,570
Perficient, Inc. (a)	5,689	99,501
Q2 Holdings, Inc. (a)	4,086	117,881
QuinStreet, Inc. (a)	5,492	20,650
Quotient Technology, Inc. (a) (b)	10,266	110,359
Rapid7, Inc. (a)	3,116	37,922
RealNetworks, Inc. (a)	3,406	16,553
Reis, Inc.	1,371	30,505
RetailMeNot, Inc. (a)	5,986	55,670
Rightside Group Ltd. (a)	1,819	15,043
RingCentral, Inc. Class A (a)	9,358	192,775
The Rubicon Project, Inc. (a)	5,833	43,281
Safeguard Scientifics, Inc. (a)	3,148	42,341
Shutterfly, Inc. (a)	5,502	276,090
Shutterstock, Inc. (a)	3,025	143,748
SPS Commerce, Inc. (a)	2,641	184,579
Stamps.com, Inc. (a)	2,579	295,682
TechTarget, Inc. (a)	3,022	25,778
The Trade Desk, Inc. Class A (a) (b)	866	23,962
TrueCar, Inc. (a) (b)	8,742	109,275
VASCO Data Security International, Inc. (a)	4,947	67,526
VirnetX Holding Corp. (a) (b)	7,479	16,454
Wayfair, Inc. Class A (a) (b)	5,029	176,266
Web.com Group, Inc. (a)	6,831	144,476
WebMD Health Corp. (a)	5,941	294,495
XO Group, Inc. (a)	4,123	80,192
Zendesk, Inc. (a)	12,960	274,752
Zix Corp. (a)	8,918	44,055

		6,292,333

Media — 1.4%
Acacia Research	7,742	50,323

	Number of Shares	Value
Central European Media Enterprises Ltd. Class A (a) (b)	12,990	$33,125
Daily Journal Corp. (a) (b)	176	42,557
The E.W. Scripps Co. Class A (a) (b)	9,496	183,558
Entercom Communications Corp. Class A	4,060	62,118
Entravision Communications Corp. Class A	10,673	74,711
Gannett Co., Inc.	18,745	182,014
Gray Television, Inc. (a)	10,351	112,308
Hemisphere Media Group, Inc. (a) (b)	1,236	13,843
Houghton Mifflin Harcourt Co. (a)	19,800	214,830
Liberty Braves Group Class C (a)	5,072	104,432
Liberty Braves Group Class A (a)	1,376	28,194
Liberty Media Group Class C (a)	7,361	230,620
Liberty Media Group Class A (a)	3,676	115,243
Media General, Inc. (a)	17,274	325,269
Meredith Corp.	5,968	353,007
MSG Networks, Inc. Class A (a)	9,501	204,272
The New York Times Co. Class A	19,745	262,609
Nexstar Broadcasting Group, Inc. Class A (b)	4,754	300,928
Radio One, Inc. Class D (a)	3,898	11,304
Saga Communications, Inc. Class A	564	28,369
Salem Media Group, Inc.	1,704	10,650
Scholastic Corp.	4,287	203,590
Sinclair Broadcast Group, Inc. Class A	10,536	351,376
Time, Inc.	16,386	292,490
TiVo Corp. (a)	18,670	390,203
Townsquare Media, Inc. Class A (a)	1,327	13,814
tronc, Inc. (b)	4,132	57,311
Value Line, Inc.	220	4,290
World Wrestling Entertainment, Inc. Class A	5,811	106,922

		4,364,280

Telecommunications — 2.9%
8x8, Inc. (a)	14,102	201,659
Acacia Communications, Inc. (a) (b)	813	50,203
ADTRAN, Inc.	7,858	175,626
Aerohive Networks, Inc. (a)	3,760	21,432
Anixter International, Inc. (a)	4,626	374,937
ATN International, Inc.	1,686	135,099
Black Box Corp.	2,346	35,777
CalAmp Corp. (a)	5,816	84,332
Calix, Inc. (a)	6,342	48,833
Ciena Corp. (a)	21,905	534,701
Cincinnati Bell, Inc. (a)	6,745	150,751
Clearfield, Inc. (a) (b)	1,935	40,055
Comtech Telecommunications Corp.	3,578	42,399
Consolidated Communications Holdings, Inc.	7,932	212,974
Contra Leap Wireless (a) (c)	3,887	11,661

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
DigitalGlobe, Inc. (a)	10,070	$288,506
EarthLink Holdings Corp.	16,970	95,711
Extreme Networks, Inc. (a)	16,918	85,098
Fairpoint Communications, Inc. (a)	3,286	61,448
Finisar Corp. (a)	17,148	519,070
General Communication, Inc. Class A (a)	4,291	83,460
Gigamon, Inc. (a)	5,183	236,086
Globalstar, Inc. (a) (b)	57,866	91,428
Gogo, Inc. (a) (b)	9,152	84,381
GTT Communications, Inc. (a)	4,239	121,871
Harmonic, Inc. (a)	11,857	59,285
Hawaiian Telcom Holdco, Inc. (a)	903	22,376
HC2 Holdings, Inc. (a)	5,027	29,810
IDT Corp. Class B	2,721	50,447
Infinera Corp. (a)	22,443	190,541
Inteliquent, Inc.	5,229	119,849
Intelsat SA (a)	4,895	13,070
InterDigital, Inc.	5,523	504,526
Iridium Communications, Inc. (a) (b)	13,223	126,941
Ixia (a)	10,249	165,009
KVH Industries, Inc. (a)	2,268	26,762
Loral Space & Communications, Inc. (a)	2,093	85,918
Lumos Networks Corp. (a)	2,970	46,391
MasTec, Inc. (a)	10,567	404,188
NeoPhotonics Corp. (a) (b)	4,782	51,693
NETGEAR, Inc. (a)	5,167	280,826
NeuStar, Inc. Class A (a)	8,626	288,108
NII Holdings, Inc. (a) (b)	8,021	17,245
Numerex Corp. Class A (a)	2,225	16,465
Oclaro, Inc. (a)	17,856	159,811
ORBCOMM, Inc. (a)	10,483	86,694
Plantronics, Inc.	5,298	290,118
Preformed Line Products Co.	391	22,725
Quantenna Communications, Inc. (a)	1,081	19,599
RigNet, Inc. (a)	1,907	44,147
Shenandoah Telecommunications Co.	7,380	201,474
ShoreTel, Inc. (a)	11,013	78,743
Silicom Ltd.	892	36,652
Sonus Networks, Inc. (a)	7,396	46,595
Spok Holdings, Inc.	3,218	66,774
Straight Path Communications, Inc. Class B (a) (b)	1,517	51,441
TeleNav, Inc. (a)	4,900	34,545
Ubiquiti Networks, Inc. (a)	4,131	238,772
ViaSat, Inc. (a)	8,249	546,249
Viavi Solutions, Inc. (a)	37,391	305,858
Vonage Holdings Corp. (a)	30,500	208,925
West Corp.	6,902	170,894
Windstream Holdings, Inc. (b)	15,417	113,007

		9,009,971

		19,731,344

	Number of Shares	Value
Consumer, Cyclical — 11.4%
Airlines — 0.4%
Allegiant Travel Co.	2,107	$350,605
Hawaiian Holdings, Inc. (a)	8,409	479,313
SkyWest, Inc.	8,024	292,475

		1,122,393

Apparel — 0.6%
Ascena Retail Group, Inc. (a)	27,592	170,794
Crocs, Inc. (a)	11,938	81,895
Deckers Outdoor Corp. (a)	5,176	286,699
Delta Apparel, Inc. (a)	1,235	25,601
G-III Apparel Group Ltd. (a)	6,861	202,811
Iconix Brand Group, Inc. (a)	6,695	62,531
Oxford Industries, Inc.	2,423	145,695
Perry Ellis International, Inc. (a)	1,990	49,571
Sequential Brands Group, Inc. (a) (b)	6,153	28,796
Steven Madden Ltd. (a)	9,815	350,886
Superior Uniform Group, Inc.	1,201	23,564
Unifi, Inc. (a)	2,554	83,337
Vince Holding Corp. (a) (b)	3,238	13,114
Weyco Group, Inc.	982	30,737
Wolverine World Wide, Inc.	15,447	339,062

		1,895,093

Auto Manufacturers — 0.1%
Blue Bird Corp. (a)	836	12,916
Navistar International Corp. (a)	7,899	247,792
Wabash National Corp. (a) (b)	10,311	163,120
Workhorse Group, Inc. (a) (b)	1,635	11,543

		435,371

Automotive & Parts — 1.2%
American Axle & Manufacturing Holdings, Inc. (a)	12,232	236,078
Cooper Tire & Rubber Co.	8,822	342,735
Cooper-Standard Holding, Inc. (a)	2,363	244,287
Dana, Inc.	23,783	451,401
Dorman Products, Inc. (a)	4,219	308,240
Douglas Dynamics, Inc.	3,558	119,727
Federal-Mogul Corp. (a)	4,826	49,756
Gentherm, Inc. (a)	5,821	197,041
Horizon Global Corp. (a)	2,837	68,088
Meritor, Inc. (a)	13,137	163,162
Metaldyne Performance Group, Inc.	2,462	56,503
Miller Industries, Inc.	1,702	45,018
Modine Manufacturing Co. (a)	7,635	113,762
Motorcar Parts of America, Inc. (a)	2,995	80,625
Spartan Motors, Inc.	5,211	48,202
Standard Motor Products, Inc.	3,420	182,012
Strattec Security Corp.	518	20,875
Superior Industries International, Inc.	4,059	106,955
Supreme Industries, Inc. Class A	1,949	30,599
Tenneco, Inc. (a)	8,984	561,230

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Titan International, Inc. (b)	7,211	$80,835
Tower International, Inc.	3,215	91,145
Unique Fabricating, Inc.	1,023	14,936

		3,613,212

Distribution & Wholesale — 0.8%
Beacon Roofing Supply, Inc. (a)	9,539	439,462
Core-Mark Holding Co., Inc.	7,279	313,506
Essendant, Inc.	5,983	125,045
Fossil Group, Inc. (a)	6,694	173,107
MRC Global, Inc. (a)	14,963	303,150
Owens & Minor, Inc.	9,937	350,677
ScanSource, Inc. (a)	4,003	161,521
SiteOne Landscape Supply, Inc. (a)	1,810	62,861
Tech Data Corp. (a)	5,579	472,430
Triton International Ltd.	6,417	101,388

		2,503,147

Entertainment — 0.7%
AMC Entertainment Holdings, Inc. Class A	4,793	161,284
Ascent Capital Group, Inc. Class A (a)	1,626	26,439
Churchill Downs, Inc.	2,146	322,866
Eldorado Resorts, Inc. (a) (b)	4,459	75,580
Empire Resorts, Inc. (a)	665	15,129
Eros International PLC (a) (b)	4,852	63,319
Golden Entertainment, Inc.	1,547	18,734
International Speedway Corp. Class A	4,195	154,376
Isle of Capri Casinos, Inc. (a)	4,061	100,266
Marriott Vacations Worldwide Corp.	3,570	302,914
National CineMedia, Inc.	9,804	144,413
Penn National Gaming, Inc. (a)	11,912	164,266
Pinnacle Entertainment, Inc. (a)	8,722	126,469
Reading International, Inc. Series A (a)	2,781	46,165
Scientific Games Corp. Class A (a)	8,327	116,578
SeaWorld Entertainment, Inc.	10,664	201,870
Speedway Motorsports, Inc.	1,948	42,213

		2,082,881

Food Services — 0.0%
AdvancePierre Foods Holdings, Inc.	3,507	104,438

Home Builders — 0.6%
Beazer Homes USA, Inc. (a)	4,887	64,997
Cavco Industries, Inc. (a)	1,357	135,497
Century Communities, Inc. (a)	2,405	50,505
Green Brick Partners, Inc. (a)	3,903	39,225
Hovnanian Enterprises, Inc. Class A (a)	20,304	55,430
Installed Building Products, Inc. (a)	3,219	132,945
KB Home	13,279	209,941
LGI Homes, Inc. (a) (b)	2,521	72,428
M.D.C. Holdings, Inc.	6,606	169,510
M/I Homes, Inc. (a)	3,843	96,767
Meritage Home Corp. (a)	6,086	211,793

	Number of Shares	Value
The New Home Co., Inc. (a)	1,899	$22,237
Taylor Morrison Home Corp. Class A (a)	4,907	94,509
TRI Pointe Group, Inc. (a)	23,715	272,248
UCP, Inc. Class A (a)	1,249	15,050
WCI Communities, Inc. (a)	3,530	82,779
William Lyon Homes Class A (a) (b)	3,904	74,293
Winnebago Industries, Inc.	4,279	135,430

		1,935,584

Home Furnishing — 0.3%
American Woodmark Corp. (a)	2,206	166,002
Bassett Furniture Industries, Inc.	1,631	49,582
Ethan Allen Interiors, Inc.	3,950	145,558
Flexsteel Industries, Inc.	1,021	62,965
Hooker Furniture Corp.	1,778	67,475
Kimball International, Inc. Class B	5,968	104,798
La-Z-Boy, Inc.	7,828	243,059
Universal Electronics, Inc. (a)	2,261	145,948

		985,387

Housewares — 0.1%
Libbey, Inc.	3,556	69,200
Lifetime Brands, Inc.	1,662	29,500
National Presto Industries, Inc.	803	85,439

		184,139

Leisure Time — 0.5%
Acushnet Holdings Corp. (a)	3,586	70,680
Arctic Cat, Inc. (b)	2,218	33,314
Callaway Golf Co.	15,003	164,433
Camping World Holdings, Inc. Class A	1,915	62,410
ClubCorp Holdings, Inc.	10,296	147,748
Escalade, Inc.	1,586	20,935
Fox Factory Holding Corp. (a)	3,633	100,816
Johnson Outdoors, Inc. Class A	776	30,800
LCI Industries	3,781	407,403
Lindblad Expeditions Holdings, Inc. (a)	2,207	20,856
Malibu Boats, Inc. Class A (a)	2,851	54,397
Marine Products Corp.	1,792	24,855
MCBC Holdings, Inc.	1,209	17,627
Nautilus, Inc. (a)	4,982	92,167
Planet Fitness, Inc. Class A	4,163	83,676
Travelport Worldwide Ltd.	18,423	259,764

		1,591,881

Lodging — 0.5%
Belmond Ltd. Class A (a)	13,351	178,236
Boyd Gaming Corp. (a)	13,125	264,731
Caesars Entertainment Corp. (a) (b)	8,749	74,366
Century Casinos, Inc. (a)	3,206	26,385
ILG, Inc.	17,970	326,515
Intrawest Resorts Holdings, Inc. (a)	2,483	44,322

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
La Quinta Holdings, Inc. (a)	13,527	$192,219
The Marcus Corp.	3,008	94,752
Monarch Casino & Resort, Inc. (a)	1,679	43,285
Red Lion Hotels Corp. (a)	2,289	19,113
Red Rock Resorts, Inc. Class A	4,831	112,031

		1,375,955

Office Equipment/Supplies — 0.0%
Compx International, Inc.	299	4,814

Office Furnishings — 0.5%
Herman Miller, Inc.	9,555	326,781
HNI Corp.	7,232	404,413
Interface, Inc.	10,332	191,659
Knoll, Inc.	7,678	214,446
Steelcase, Inc. Class A	13,753	246,179

		1,383,478

Retail — 4.8%
Abercrombie & Fitch Co. Class A (b)	10,851	130,212
America’s Car-Mart, Inc. (a)	1,223	53,506
American Eagle Outfitters, Inc.	26,537	402,566
Asbury Automotive Group, Inc. (a)	3,185	196,514
At Home Group, Inc. (a)	1,248	18,258
Barnes & Noble Education, Inc. (a)	6,570	75,358
Barnes & Noble, Inc.	10,121	112,849
Big 5 Sporting Goods Corp.	2,757	47,834
Big Lots, Inc. (b)	7,094	356,190
Biglari Holdings, Inc. (a)	169	79,971
BJ’s Restaurants, Inc. (a)	3,722	146,275
Bloomin’ Brands, Inc.	16,612	299,514
BMC Stock Holdings, Inc. (a)	8,813	171,853
Bob Evans Farms, Inc.	3,165	168,410
Bojangles’, Inc. (a)	1,469	27,397
Boot Barn Holdings, Inc. (a) (b)	2,244	28,095
The Buckle, Inc. (b)	4,601	104,903
Buffalo Wild Wings, Inc. (a)	3,016	465,670
Build-A-Bear Workshop, Inc. (a)	2,314	31,818
Caleres, Inc.	6,829	224,128
Carrols Restaurant Group, Inc. (a)	5,624	85,766
The Cato Corp. Class A	4,094	123,148
The Cheesecake Factory, Inc.	7,235	433,232
Chico’s FAS, Inc.	20,793	299,211
The Children’s Place, Inc.	2,983	301,134
Chuy’s Holdings, Inc. (a)	2,664	86,447
Citi Trends, Inc.	2,230	42,013
Columbia Sportswear Co.	4,296	250,457
Conn’s, Inc. (a) (b)	3,400	43,010
The Container Store Group, Inc. (a) (b)	2,494	15,837
Cracker Barrel Old Country Store, Inc. (b)	3,057	510,458
Dave & Buster’s Entertainment, Inc. (a)	6,043	340,221
Del Frisco’s Restaurant Group, Inc. (a)	3,906	66,402
Del Taco Restaurants, Inc. (a)	3,616	51,058

	Number of Shares	Value
Denny’s Corp. (a)	12,119	$155,487
Destination XL Group, Inc. (a)	5,610	23,843
DineEquity, Inc.	2,783	214,291
DSW, Inc. Class A	10,724	242,899
Duluth Holdings, Inc. Class B (a) (b)	1,515	38,481
El Pollo Loco Holdings, Inc. (a)	3,201	39,372
Express, Inc. (a)	11,857	127,581
EZCORP, Inc. Class A (a)	8,207	87,405
Fiesta Restaurant Group, Inc. (a)	4,267	127,370
The Finish Line, Inc. Class A	6,663	125,331
FirstCash, Inc.	7,597	357,059
Five Below, Inc. (a)	8,542	341,338
Flex Pharma, Inc. (a)	1,570	8,290
Fogo De Chao, Inc. (a)	943	13,532
Francesca’s Holdings Corp. (a)	6,214	112,038
Fred’s, Inc. Class A (b)	5,523	102,507
Freshpet, Inc. (a)	3,813	38,702
Gaia, Inc. (a)	1,026	8,875
Genesco, Inc. (a)	3,273	203,253
GMS, Inc. (a)	1,073	31,417
GNC Holdings, Inc. Class A	10,950	120,888
Group 1 Automotive, Inc.	3,314	258,293
Guess?, Inc.	9,747	117,939
The Habit Restaurants, Inc. Class A (a) (b)	2,268	39,123
Haverty Furniture Cos., Inc.	2,946	69,820
Hibbett Sports, Inc. (a) (b)	3,646	135,996
HSN, Inc.	4,984	170,951
Insight Enterprises, Inc. (a)	5,855	236,776
J Alexander’s Holdings, Inc. (a)	2,152	23,134
Jack in the Box, Inc.	5,200	580,528
Jamba, Inc. (a) (b)	1,993	20,528
Kirkland’s, Inc. (a)	2,475	38,387
Kona Grill, Inc. (a) (b)	1,210	15,186
Lands’ End, Inc. (a) (b)	2,370	35,906
Lithia Motors, Inc. Class A	3,788	366,792
Luby’s, Inc. (a)	2,951	12,630
Lumber Liquidators Holdings, Inc. (a) (b)	4,313	67,887
MarineMax, Inc. (a)	4,054	78,445
Movado Group, Inc.	2,407	69,201
Nathan’s Famous, Inc. (a)	456	29,594
Noodles & Co. (a)	2,103	8,622
Office Depot, Inc.	88,224	398,772
Ollie’s Bargain Outlet Holdings, Inc. (a)	3,270	93,031
Papa John’s International, Inc.	4,327	370,305
Party City Holdco, Inc. (a) (b)	4,178	59,328
PC Connection, Inc.	1,781	50,028
Pier 1 Imports, Inc.	12,593	107,544
Popeyes Louisiana Kitchen, Inc. (a)	3,268	197,649
Potbelly Corp. (a)	3,716	47,936
PriceSmart, Inc.	3,195	266,782
Red Robin Gourmet Burgers, Inc. (a)	2,052	115,733

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Regis Corp. (a)	6,046	$87,788
RH (a)	6,172	189,480
Ruby Tuesday, Inc. (a)	8,932	28,850
Rush Enterprises, Inc. Class A (a)	4,709	150,217
Rush Enterprises, Inc. Class B (a)	996	30,747
Ruth’s Hospitality Group, Inc.	5,167	94,556
Sears Holdings Corp. (a) (b)	1,691	15,709
Sears Hometown and Outlet Stores, Inc. (a)	2,124	9,983
Select Comfort Corp. (a)	7,387	167,094
Shake Shack, Inc. Class A (a)	2,544	91,050
Shoe Carnival, Inc.	2,123	57,279
Sonic Automotive, Inc. Class A	4,519	103,485
Sonic Corp.	7,070	187,426
Sportsman’s Warehouse Holdings, Inc. (a)	4,079	38,302
Stage Stores, Inc. (b)	3,864	16,886
Stein Mart, Inc.	4,679	25,641
Systemax, Inc.	1,778	15,593
Tailored Brands, Inc.	7,804	199,392
Texas Roadhouse, Inc.	10,557	509,270
Tile Shop Holdings, Inc. (a) (b)	5,250	102,637
Tilly’s, Inc. Class A (a)	1,879	24,784
Titan Machinery, Inc. (a)	2,675	38,975
Tuesday Morning Corp. (a)	6,895	37,233
Vera Bradley, Inc. (a)	3,150	36,918
Vitamin Shoppe, Inc. (a)	3,906	92,767
West Marine, Inc. (a)	2,838	29,714
Wingstop, Inc.	2,569	76,017
Winmark Corp.	355	44,783
Zoe’s Kitchen, Inc. (a) (b)	2,969	71,226
Zumiez, Inc. (a) (b)	2,800	61,180

		15,027,502

Storage & Warehousing — 0.1%
Mobile Mini, Inc.	7,073	213,958
Wesco Aircraft Holdings, Inc. (a)	8,893	132,951

		346,909

Textiles — 0.2%
Culp, Inc.	1,682	62,486
G&K Services, Inc. Class A	3,109	299,863
UniFirst Corp.	2,407	345,766

		708,115

Toys, Games & Hobbies — 0.0%
JAKKS Pacific, Inc. (a) (b)	2,314	11,917

		35,312,216

Consumer, Non-cyclical — 18.0%
Agriculture — 0.3%
Alico, Inc.	490	13,304
Alliance One International, Inc. (a)	1,254	24,077
The Andersons, Inc.	4,298	192,121
Griffin Land & Nurseries, Inc.	133	4,220

	Number of Shares	Value
Limoneira Co.	1,855	$39,901
MGP Ingredients, Inc. (b)	2,030	101,459
Tejon Ranch Co. (a)	2,284	58,082
Turning Point Brands, Inc. (a)	924	11,319
Universal Corp.	3,526	224,783
Vector Group Ltd. (b)	14,756	335,551

		1,004,817

Beverages — 0.2%
The Boston Beer Co., Inc. Class A (a) (b)	1,406	238,809
Coca-Cola Bottling Co. Consolidated	755	135,032
Craft Brew Alliance, Inc. (a)	2,005	33,884
Farmer Bros Co. (a)	1,282	47,049
National Beverage Corp. (b)	1,896	96,848
Primo Water Corp. (a)	3,325	40,831

		592,453

Biotechnology — 3.1%
Acceleron Pharma, Inc. (a)	4,386	111,931
Acorda Therapeutics, Inc. (a)	6,893	129,588
Aduro Biotech, Inc. (a) (b)	5,813	66,268
Advaxis, Inc. (a) (b)	5,555	39,774
Adverum Biotechnologies, Inc. (a)	3,670	10,643
Aevi Genomic Medicine, Inc. (a)	4,184	21,673
Agenus, Inc. (a) (b)	11,321	46,643
Alder Biopharmaceuticals, Inc. (a) (b)	7,501	156,021
AMAG Pharmaceuticals, Inc. (a)	5,575	194,010
Anavex Life Sciences Corp. (a) (b)	5,059	20,034
ANI Pharmaceuticals, Inc. (a) (b)	1,229	74,502
Applied Genetic Technologies Corp. (a)	2,063	19,289
Aptevo Therapeutics, Inc. (a)	3,077	7,508
Ardelyx, Inc. (a)	5,103	72,463
Arena Pharmaceuticals, Inc. (a) (b)	38,094	54,093
Argos Therapeutics, Inc. (a) (b)	2,231	10,932
ARIAD Pharmaceuticals, Inc. (a)	28,228	351,156
Arrowhead Pharmaceuticals, Inc. (a) (b)	9,373	14,528
Asterias Biotherapeutics, Inc. (a) (b)	3,721	17,117
Asterias Biotherapeutics, Inc. (a)	352	192
Atara Biotherapeutics, Inc. (a)	3,620	51,404
Athersys, Inc. (a) (b)	11,468	17,546
Audentes Therapeutics, Inc. (a)	860	15,712
Bellicum Pharmaceuticals, Inc. (a) (b)	3,263	44,442
BioCryst Pharmaceuticals, Inc. (a)	11,462	72,554
Biotime, Inc. (a) (b)	10,761	38,847
Bluebird Bio, Inc. (a) (b)	6,487	400,248
Blueprint Medicines Corp. (a)	3,214	90,153
Cambrex Corp. (a)	5,074	273,742
Celldex Therapeutics, Inc. (a) (b)	14,794	52,371
Cellular Biomedicine Group, Inc. (a)	1,827	23,934
ChromaDex Corp. (a) (b)	4,572	15,133
Clearside Biomedical, Inc. (a)	1,235	11,041

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Coherus Biosciences, Inc. (a)	4,717	$132,784
Corvus Pharmaceuticals, Inc. (a)	628	8,980
CryoLife, Inc.	5,093	97,531
Curis, Inc. (a)	17,258	53,155
Cytokinetics, Inc. (a) (b)	5,470	66,460
CytomX Therapeutics, Inc. (a)	3,219	35,377
CytRx Corp. (a) (b)	12,657	4,711
Dermira, Inc. (a)	3,942	119,561
Dimension Therapeutics, Inc. (a)	1,791	7,791
Dynavax Technologies Corp. (a) (b)	6,024	23,795
Edge Therapeutics, Inc. (a) (b)	2,759	34,487
Editas Medicine, Inc. (a)	1,095	17,772
Eiger BioPharmaceuticals, Inc. (a)	654	7,619
Enzo Biochem, Inc. (a)	6,567	45,575
Epizyme, Inc. (a)	6,307	76,315
Exact Sciences Corp. (a) (b)	16,869	225,370
Exelixis, Inc. (a)	36,263	540,681
Five Prime Therapeutics, Inc. (a)	4,314	216,175
Fortress Biotech, Inc. (a) (b)	5,300	14,310
Foundation Medicine, Inc. (a) (b)	2,106	37,276
Galena Biopharma, Inc. (a) (b)	2,152	4,175
Geron Corp. (a) (b)	23,599	48,850
GlycoMimetics, Inc. (a) (b)	1,841	11,230
Halozyme Therapeutics, Inc. (a)	17,434	172,248
Idera Pharmaceuticals, Inc. (a) (b)	16,812	25,218
Immunogen, Inc. (a) (b)	13,289	27,110
Immunomedics, Inc. (a) (b)	15,612	57,296
Innoviva, Inc. (a) (b)	12,925	138,297
Inovio Pharmaceuticals, Inc. (a) (b)	10,843	75,250
Insmed, Inc. (a)	9,967	131,863
Integra LifeSciences Holdings Corp. (a) (b)	4,802	411,964
Intellia Therapeutics, Inc. (a) (b)	1,050	13,765
Ironwood Pharmaceuticals, Inc. (a)	20,699	316,488
Karyopharm Therapeutics, Inc. (a)	3,775	35,485
Lexicon Pharmaceuticals, Inc. (a) (b)	6,802	94,072
Ligand Pharmaceuticals, Inc. (a)	3,043	309,199
Lion Biotechnologies, Inc. (a) (b)	9,158	63,648
Loxo Oncology, Inc. (a) (b)	2,094	67,249
MacroGenics, Inc. (a)	5,115	104,551
Merrimack Pharmaceuticals, Inc. (a)	19,581	79,890
Momenta Pharmaceuticals, Inc. (a)	10,404	156,580
Myriad Genetics, Inc. (a) (b)	10,784	179,769
NeoGenomics, Inc. (a)	8,649	74,122
NewLink Genetics Corp. (a)	3,390	34,849
Novavax, Inc. (a) (b)	41,866	52,751
Omeros Corp. (a) (b)	6,594	65,412
OncoMed Pharmaceuticals, Inc. (a)	3,382	26,075
Organovo Holdings, Inc. (a) (b)	15,423	52,284
OvaScience, Inc. (a)	4,713	7,211
Pacific Biosciences of California, Inc. (a) (b)	12,970	49,286
Paratek Pharmaceuticals, Inc. (a)	3,045	46,893

	Number of Shares	Value
PDL BioPharma, Inc.	25,589	$54,249
Pfenex, Inc. (a)	2,735	24,806
PharmAthene, Inc. (a)	10,656	34,632
Prothena Corp. PLC (a) (b)	5,548	272,906
PTC Therapeutics, Inc. (a)	5,172	56,426
Puma Biotechnology, Inc. (a)	4,464	137,045
REGENXBIO, Inc. (a)	3,156	58,544
Repligen Corp. (a)	5,421	167,075
Retrophin, Inc. (a)	5,802	109,832
RTI Surgical, Inc. (a)	8,861	28,798
Sage Therapeutics, Inc. (a) (b)	4,817	245,956
Sangamo Biosciences, Inc. (a) (b)	10,791	32,913
Second Sight Medical Products, Inc. (a) (b)	2,964	5,839
Selecta Biosciences, Inc. (a) (b)	764	13,103
Senseonics Holdings, Inc. (a)	4,008	10,701
Spark Therapeutics, Inc. (a)	3,061	152,744
Spectrum Pharmaceuticals, Inc. (a)	12,154	53,842
Stemline Therapeutics, Inc. (a) (b)	2,651	28,366
Syndax Pharmaceuticals, Inc. (a)	727	5,213
Synthetic Biologics, Inc. (a) (b)	11,406	8,698
Theravance Biopharma, Inc. (a) (b)	6,395	203,873
Tobira Therapeutics, Inc. (a) (c)	1,376	10,678
Trovagene, Inc. (a) (b)	4,212	8,845
Ultragenyx Pharmaceutical, Inc. (a) (b)	5,751	404,353
Veracyte, Inc. (a)	2,049	15,859
Versartis, Inc. (a)	4,861	72,429
WaVe Life Sciences Ltd. (a) (b)	1,175	30,726
XBiotech, Inc. (a) (b)	2,751	27,840
ZIOPHARM Oncology, Inc. (a) (b)	19,454	104,079

		9,604,667

Commercial Services — 5.0%
Aaron’s, Inc.	10,479	335,223
ABM Industries, Inc.	8,886	362,904
The Advisory Board Co. (a)	6,536	217,322
Alarm.com Holdings, Inc. (a)	1,617	45,001
Albany Molecular Research, Inc. (a) (b)	4,027	75,547
American Public Education, Inc. (a)	2,428	59,607
AMN Healthcare Services, Inc. (a)	7,553	290,413
Apollo Education Group, Inc. (a)	13,679	135,422
B. Riley Financial, Inc.	1,592	29,372
Barrett Business Services, Inc.	1,152	73,843
Bridgepoint Education, Inc. (a)	2,672	27,067
Bright Horizons Family Solutions, Inc. (a)	6,998	490,000
Cambium Learning Group, Inc. (a)	2,067	10,314
Capella Education Co.	1,806	158,567
Cardtronics PLC Class A (a)	7,187	392,195
Care.com, Inc. (a)	2,479	21,245
Career Education Corp. (a)	10,767	108,639
Carriage Services, Inc. (b)	2,289	65,557

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
CBIZ, Inc. (a)	7,965	$109,120
CEB, Inc.	5,127	310,696
Chemed Corp.	2,577	413,377
Cimpress NV (a)	3,998	366,257
Collectors Universe, Inc.	1,156	24,542
Convergys Corp.	14,185	348,384
Corvel Corp. (a)	1,542	56,437
Cotiviti Holdings, Inc. (a) (b)	1,963	67,527
CPI Card Group, Inc.	3,146	13,056
CRA International, Inc.	1,331	48,715
Cross Country Healthcare, Inc. (a)	5,047	78,784
Deluxe Corp.	7,786	557,555
DeVry Education Group, Inc.	9,976	311,251
EVERTEC, Inc.	10,116	179,559
Exlservice Holdings, Inc. (a)	5,177	261,128
Exponent, Inc.	4,077	245,843
Forrester Research, Inc.	1,640	70,438
Franklin Covey Co. (a)	1,725	34,759
FTI Consulting, Inc. (a)	6,614	298,159
Grand Canyon Education, Inc. (a)	7,163	418,677
Great Lakes Dredge & Dock Co. (a)	9,313	39,115
Green Dot Corp. Class A (a)	6,798	160,093
H&E Equipment Services, Inc.	5,118	118,993
The Hackett Group, Inc.	3,495	61,722
Healthcare Services Group, Inc.	11,227	439,762
HealthEquity, Inc. (a)	6,881	278,818
Heidrick & Struggles International, Inc.	2,836	68,489
Hill International, Inc. (a)	4,850	21,097
Hillenbrand, Inc.	9,396	360,337
HMS Holdings Corp. (a)	13,447	244,198
Huron Consulting Group, Inc. (a)	3,450	174,742
ICF International, Inc. (a)	2,872	158,534
INC Research Holdings, Inc. Class A (a)	6,590	346,634
Information Services Group, Inc. (a)	4,666	16,984
Insperity, Inc.	2,505	177,730
James River Group Holdings Ltd.	2,317	96,271
K12, Inc. (a)	5,291	90,794
Kelly Services, Inc. Class A	4,749	108,847
Kforce, Inc.	3,991	92,192
Korn/Ferry International	9,136	268,872
Landauer, Inc.	1,559	74,988
LendingTree, Inc. (a) (b)	1,024	103,782
Liberty Tax, Inc.	1,059	14,191
LifeLock, Inc. (a)	13,475	322,322
McGrath RentCorp	3,748	146,884
Medifast, Inc.	1,720	71,604
MoneyGram International, Inc. (a)	4,850	57,278
Monro Muffler Brake, Inc.	5,003	286,172
Multi-Color Corp.	2,167	168,159
National Research Corp. Class A	1,248	23,712
Navigant Consulting, Inc. (a)	7,578	198,392
Neff Corp. Class A (a)	1,576	22,222
NV5 Global, Inc. (a)	1,173	39,178

	Number of Shares	Value
On Assignment, Inc. (a)	8,104	$357,873
PAREXEL International Corp. (a)	8,365	549,748
Patriot National, Inc. (a) (b)	1,769	8,226
Paylocity Holding Corp. (a)	3,456	103,715
PFSweb, Inc. (a)	2,213	18,811
PHH Corp. (a)	8,489	128,693
The Providence Service Corp. (a)	2,117	80,552
Quad/Graphics, Inc.	4,646	124,884
Rent-A-Center, Inc. (b)	8,389	94,376
Resources Connection, Inc.	5,690	109,532
RPX Corp. (a)	8,077	87,232
ServiceSource International, Inc. (a)	9,585	54,443
Sotheby’s	7,862	313,379
SP Plus Corp. (a)	2,817	79,299
Strayer Education, Inc. (a)	1,686	135,942
Team Health Holdings, Inc. (a)	10,822	470,216
Team, Inc. (a)	4,616	181,178
TeleTech Holdings, Inc.	2,682	81,801
TriNet Group, Inc. (a)	6,726	172,320
TrueBlue, Inc. (a)	6,727	165,821
Vectrus, Inc. (a)	1,700	40,545
Viad Corp.	3,212	141,649
Weight Watchers International, Inc. (a) (b)	4,297	49,201

		15,515,046

Cosmetics & Personal Care — 0.2%
Avon Products, Inc.	70,264	354,131
elf Beauty, Inc. (a)	1,546	44,741
Inter Parfums, Inc.	2,823	92,453
Revlon, Inc. Class A (a)	1,821	53,082

		544,407

Foods — 1.5%
Amplify Snack Brands, Inc. (a) (b)	4,538	39,980
B&G Foods, Inc.	10,479	458,980
Cal-Maine Foods, Inc. (b)	4,928	217,694
Calavo Growers, Inc. (b)	2,473	151,842
The Chefs’ Warehouse, Inc. (a) (b)	2,957	46,721
Dean Foods Co.	14,592	317,814
Fresh Del Monte Produce, Inc.	5,146	312,002
Ingles Markets, Inc. Class A	2,248	108,129
Inventure Foods, Inc. (a) (b)	3,010	29,649
J&J Snack Foods Corp.	2,386	318,364
John B Sanfilippo & Son, Inc.	1,382	97,279
Lancaster Colony Corp.	2,983	421,766
Lifeway Foods, Inc. (a)	726	8,356
Performance Food Group Co. (a)	5,993	143,832
Sanderson Farms, Inc. (b)	3,188	300,437
Seaboard Corp. (a)	42	165,984
Seneca Foods Corp. Class A (a)	1,097	43,935
Smart & Final Stores, Inc. (a)	3,634	51,239
Snyders-Lance, Inc.	12,814	491,289
SpartanNash Co.	5,890	232,891

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
SUPERVALU, Inc. (a)	42,481	$198,386
TerraVia Holdings, Inc. (a) (b)	12,182	14,009
Tootsie Roll Industries, Inc. (b)	2,775	110,306
United Natural Foods, Inc. (a)	7,913	377,608
Village Super Market Class A	1,150	35,535
Weis Markets, Inc.	1,550	103,602

		4,797,629

Health Care – Products — 2.7%
Abaxis, Inc. (b)	3,498	184,589
Accelerate Diagnostics, Inc. (a) (b)	3,740	77,605
Accuray, Inc. (a)	12,411	57,091
AngioDynamics, Inc. (a)	4,421	74,582
AtriCure, Inc. (a) (b)	5,083	99,474
Atrion Corp.	219	111,077
Avinger, Inc. (a) (b)	2,760	10,212
AxoGen, Inc. (a)	4,317	38,853
BioTelemetry, Inc. (a)	4,216	94,228
Cantel Medical Corp.	5,702	449,032
Cardiovascular Systems, Inc. (a)	5,104	123,568
Cerus Corp. (a)	16,441	71,518
ConforMIS, Inc. (a) (b)	5,587	45,255
CONMED Corp.	4,397	194,215
Cutera, Inc. (a)	1,843	31,976
Cynosure Inc. Class A (a)	3,783	172,505
Endologix, Inc. (a) (b)	13,108	74,978
Entellus Medical, Inc. (a)	1,124	21,322
Exactech, Inc. (a)	1,641	44,799
GenMark Diagnostics, Inc. (a)	6,567	80,380
Genomic Health, Inc. (a)	3,021	88,787
Glaukos Corp. (a)	2,722	93,365
Globus Medical, Inc. Class A (a)	11,166	277,028
Haemonetics Corp. (a)	8,149	327,590
Halyard Health, Inc. (a)	7,455	275,686
ICU Medical, Inc. (a)	2,342	345,094
Inogen, Inc. (a)	2,601	174,709
Insulet Corp. (a)	9,203	346,769
Integer Holdings Corp. (a)	4,884	143,834
Intersect ENT, Inc. (a)	3,954	47,843
Invacare Corp.	5,163	67,377
InVivo Therapeutics Holdings Corp. (a) (b)	5,007	21,029
iRadimed Corp. (a) (b)	677	7,515
iRhythm Technologies, Inc. (a)	1,143	34,290
IRIDEX Corp. (a)	1,109	15,593
K2M Group Holdings, Inc. (a)	4,200	84,168
LeMaitre Vascular, Inc.	2,125	53,848
Luminex Corp. (a)	6,348	128,420
Masimo Corp. (a)	6,496	437,830
Meridian Bioscience, Inc.	6,705	118,679
Merit Medical Systems, Inc. (a)	6,855	181,657
MiMedx Group, Inc. (a) (b)	16,409	145,384
NanoString Technologies, Inc. (a)	2,321	51,758

	Number of Shares	Value
Natus Medical, Inc. (a)	5,189	$180,577
Novan, Inc. (a)	761	20,562
Novocure Ltd. (a)	7,887	61,913
NuVasive, Inc. (a)	7,891	531,538
NxStage Medical, Inc. (a)	10,152	266,084
Obalon Therapeutics, Inc. (a)	770	6,815
Ocular Therapeutix, Inc. (a) (b)	3,039	25,436
OraSure Technologies, Inc. (a)	8,885	78,010
Orthofix International NV (a)	2,820	102,028
Oxford Immunotec Global PLC (a)	3,481	52,041
Penumbra, Inc. (a)	4,062	259,156
Quidel Corp. (a)	4,340	92,963
Rockwell Medical, Inc. (a) (b)	7,516	49,230
The Spectranetics Corp. (a)	6,834	167,433
Staar Surgical Co. (a) (b)	6,213	67,411
SurModics, Inc. (a)	2,018	51,257
Tactile Systems Technology, Inc. (a)	625	10,256
Tandem Diabetes Care, Inc. (a) (b)	2,789	5,996
TransEnterix, Inc. (a) (b)	10,989	14,286
Utah Medical Products, Inc.	576	41,904
Vascular Solutions, Inc. (a)	2,689	150,853
ViewRay, Inc. (a) (b)	1,246	3,900
Wright Medical Group NV (a)	16,461	378,274
Zeltiq Aesthetics, Inc. (a) (b)	5,650	245,888

		8,389,323

Health Care – Services — 1.4%
AAC Holdings, Inc. (a) (b)	1,487	10,766
Addus HomeCare Corp. (a)	1,182	41,429
Adeptus Health, Inc. Class A (a) (b)	2,145	16,388
Air Methods Corp. (a)	5,380	171,353
Almost Family, Inc. (a)	1,266	55,831
Amedisys, Inc. (a)	4,469	190,513
American Renal Associates Holdings, Inc. (a)	1,308	27,834
Capital Senior Living Corp. (a)	4,619	74,135
Catalent, Inc. (a)	15,892	428,448
Civitas Solutions, Inc. (a)	2,372	47,203
Community Health Systems, Inc. (a)	17,855	99,809
The Ensign Group, Inc.	7,630	169,462
Genesis Healthcare, Inc. (a)	5,750	24,438
HealthSouth Corp.	14,128	582,639
Invitae Corp. (a)	4,501	35,738
Kindred Healthcare, Inc.	13,678	107,372
LHC Group, Inc. (a)	2,416	110,411
Magellan Health, Inc. (a)	3,719	279,855
Medpace Holdings, Inc. (a)	1,284	46,314
Molina Healthcare, Inc. (a)	6,902	374,503
Natera, Inc. (a)	4,112	48,152
National Healthcare Corp.	1,803	136,649
Nobilis Health Corp. (a) (b)	8,316	17,464
Quorum Health Corp. (a)	4,448	32,337
RadNet, Inc. (a)	5,822	37,552

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Select Medical Holdings Corp. (a)	17,051	$225,926
Surgery Partners, Inc. (a)	2,890	45,806
Surgical Care Affiliates, Inc. (a)	4,291	198,545
T2 Biosystems, Inc. (a) (b)	2,279	11,988
Teladoc, Inc. (a)	3,231	53,311
Tivity Health, Inc. (a)	5,117	116,412
Triple-S Management Corp. Class B (a)	3,789	78,432
U.S. Physical Therapy, Inc.	1,941	136,258
Universal American Corp. (a)	7,141	71,053
Vocera Communications, Inc. (a)	4,058	75,032

		4,179,358

Household Products — 0.5%
Acco Brands Corp. (a)	16,964	221,380
Central Garden & Pet Co. Class A (a)	5,339	164,975
Central Garden and Pet Co. (a) (b)	1,600	52,944
CSS Industries, Inc.	1,281	34,677
Ennis, Inc.	4,013	69,626
Helen of Troy Ltd. (a)	4,460	376,647
Prestige Brands Holdings, Inc. (a)	8,472	441,391
WD-40 Co.	2,240	261,856

		1,623,496

Pharmaceuticals — 3.1%
AcelRx Pharmaceuticals, Inc. (a) (b)	5,247	13,642
Achillion Pharmaceuticals, Inc. (a)	19,125	78,986
Aclaris Therapeutics, Inc. (a)	1,798	48,798
Adamas Pharmaceuticals, Inc. (a) (b)	2,644	44,684
Aerie Pharmaceuticals, Inc. (a)	4,594	173,883
Agile Therapeutics, Inc. (a)	2,052	11,696
Aimmune Therapeutics, Inc. (a) (b)	4,234	86,585
Akebia Therapeutics, Inc. (a)	5,641	58,723
Amicus Therapeutics, Inc. (a) (b)	22,773	113,182
Amphastar Pharmaceuticals, Inc. (a)	5,718	105,326
Ampio Pharmaceuticals, Inc. (a) (b)	8,314	7,484
Anika Therapeutics, Inc. (a)	2,274	111,335
Anthera Pharmaceuticals, Inc. (a) (b)	6,305	4,093
Aratana Therapeutics, Inc. (a)	5,227	37,530
Array Biopharma, Inc. (a)	26,730	234,957
Avexis, Inc. (a)	927	44,246
Axovant Sciences Ltd. (a)	3,810	47,320
Axsome Therapeutics, Inc. (a) (b)	1,722	11,623
Bio-Path Holdings, Inc. (a) (b)	14,025	18,934
BioScrip, Inc. (a) (b)	17,519	18,220
Biospecifics Technologies Corp. (a)	858	47,791
Cara Therapeutics, Inc. (a) (b)	3,161	29,366
Cempra, Inc. (a) (b)	6,923	19,384
ChemoCentryx, Inc. (a)	3,557	26,322
Chimerix, Inc. (a)	7,223	33,226
Cidara Therapeutics, Inc. (a)	2,167	22,537
Clovis Oncology, Inc. (a)	5,077	225,520
Collegium Pharmaceutical, Inc. (a)	2,625	40,871
Concert Pharmaceuticals, Inc. (a)	2,483	25,550

	Number of Shares	Value
Corcept Therapeutics, Inc. (a)	12,025	$87,301
DepoMed, Inc. (a) (b)	9,741	175,533
Diplomat Pharmacy, Inc. (a)	7,360	92,736
Durect Corp. (a)	19,100	25,594
Eagle Pharmaceuticals, Inc. (a) (b)	1,425	113,059
Egalet Corp. (a) (b)	3,321	25,406
Emergent BioSolutions, Inc. (a)	5,210	171,096
Enanta Pharmaceuticals, Inc. (a)	2,517	84,319
Endocyte, Inc. (a)	5,722	14,591
Esperion Therapeutics, Inc. (a)	2,156	26,993
FibroGen, Inc. (a)	8,379	179,311
Flexion Therapeutics, Inc. (a) (b)	4,257	80,968
Global Blood Therapeutics, Inc. (a)	2,586	37,368
Heron Therapeutics, Inc. (a) (b)	5,186	67,937
Heska Corp. (a)	953	68,235
Horizon Pharma PLC (a)	25,731	416,328
Ignyta, Inc. (a)	4,435	23,505
Immune Design Corp. (a)	2,139	11,764
Impax Laboratories, Inc. (a)	11,686	154,839
Infinity Pharmaceuticals, Inc. (a)	7,556	10,201
Inotek Pharmaceuticals Corp. (a) (b)	2,622	15,994
Insys Therapeutics, Inc. (a) (b)	3,698	34,022
Intra-Cellular Therapies, Inc. (a) (b)	5,622	84,836
Kadmon Holdings, Inc. (a) (b)	1,216	6,506
Keryx Biopharmaceuticals, Inc. (a) (b)	12,939	75,823
Kite Pharma, Inc. (a) (b)	6,261	280,743
La Jolla Pharmaceutical Co. (a)	2,190	38,391
Lannett Co., Inc. (a) (b)	4,475	98,674
Lifevantage Corp. (a)	2,068	16,854
Lipocine, Inc. (a) (b)	3,137	11,544
MannKind Corp. (a) (b)	48,689	31,000
The Medicines Co. (a)	10,744	364,651
MediciNova, Inc. (a) (b)	4,743	28,600
Minerva Neurosciences, Inc. (a) (b)	3,003	35,285
Mirati Therapeutics, Inc. (a)	2,422	11,505
MyoKardia, Inc. (a)	2,069	26,794
Myovant Sciences Ltd. (a)	1,694	21,073
NantKwest, Inc. (a) (b)	2,503	14,317
Natural Grocers by Vitamin Cottage, Inc. (a) (b)	1,452	17,264
Natural Health Trends Corp.	1,145	28,453
Nature’s Sunshine Products, Inc.	1,386	20,790
Nektar Therapeutics (a)	22,714	278,701
Neogen Corp. (a)	5,801	382,866
Neos Therapeutics, Inc. (a) (b)	2,261	13,227
Nevro Corp. (a) (b)	3,832	278,433
Nutraceutical International Corp.	1,275	44,561
Omega Protein Corp. (a)	3,561	89,203
Omthera Pharmaceuticals, Inc. (a) (c)	428	-
Ophthotech Corp. (a) (b)	4,877	23,556
Osiris Therapeutics, Inc. (a) (b)	3,244	15,928
Otonomy, Inc. (a)	3,949	62,789
Pacira Pharmaceuticals, Inc. (a)	5,820	187,986

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
PetMed Express, Inc.	3,083	$71,125
PharMerica Corp. (a)	4,749	119,437
Phibro Animal Health Corp. Class A	3,049	89,336
Portola Pharmaceuticals, Inc. (a)	7,883	176,895
PRA Health Sciences, Inc. (a)	3,844	211,881
Progenics Pharmaceuticals, Inc. (a)	11,303	97,658
Protagonist Therapeutics, Inc. (a)	1,137	25,003
Proteostasis Therapeutics, Inc. (a)	1,238	15,178
Ra Pharmaceuticals, Inc. (a)	1,308	19,869
Radius Health, Inc. (a) (b)	5,043	191,785
Reata Pharmaceuticals, Inc. Class A (a) (b)	853	18,621
Regulus Therapeutics, Inc. (a) (b)	5,827	13,111
Revance Therapeutics, Inc. (a) (b)	3,202	66,281
Rigel Pharmaceuticals, Inc. (a)	14,769	35,150
Sarepta Therapeutics, Inc. (a) (b)	8,004	219,550
SciClone Pharmaceuticals, Inc. (a)	8,163	88,160
Seres Therapeutics, Inc. (a)	2,838	28,096
Sorrento Therapeutics, Inc. (a) (b)	4,521	22,153
Sucampo Pharmaceuticals, Inc. Class A (a)	3,680	49,864
Supernus Pharmaceuticals, Inc. (a)	7,500	189,375
Synergy Pharmaceuticals, Inc. (a)	29,038	176,841
Synutra International, Inc. (a)	3,342	17,880
Syros Pharmaceuticals, Inc. (a) (b)	697	8,476
Teligent, Inc. (a)	6,895	45,576
TESARO, Inc. (a) (b)	4,559	613,094
Tetraphase Pharmaceuticals, Inc. (a)	5,514	22,221
TG Therapeutics, Inc. (a)	5,594	26,012
TherapeuticsMD, Inc. (a) (b)	23,981	138,370
Titan Pharmaceuticals, Inc. (a) (b)	2,756	11,024
Tokai Pharmaceuticals, Inc. (a) (b)	2,001	1,957
Trevena, Inc. (a)	7,059	41,507
USANA Health Sciences, Inc. (a)	1,675	102,510
Vanda Pharmaceuticals, Inc. (a)	5,912	94,296
Vital Therapies, Inc. (a) (b)	3,564	15,503
Voyager Therapeutics, Inc. (a) (b)	1,763	22,461
vTv Therapeutics, Inc. Class A (a)	1,443	6,970
Xencor, Inc. (a)	5,752	151,393
Zafgen, Inc. (a)	3,494	11,111
Zogenix, Inc. (a) (b)	4,105	49,876

		9,554,873

		55,806,069

Diversified — 0.3%
Holding Company – Diversified — 0.3%
FCB Financial Holdings, Inc. Class A (a)	4,772	227,624
HRG Group, Inc. (a)	18,919	294,380
Liberty TripAdvisor Holdings, Inc. Class A (a)	11,581	174,294
National Bank Holdings Corp. Class A	3,867	123,319

	Number of Shares	Value
Primoris Services Corp.	6,450	$146,931
Tiptree Financial, Inc. Class A	4,259	26,193
Wins Finance Holdings, Inc. (a) (b)	257	46,260

		1,039,001

Energy — 3.3%
Coal — 0.1%
SunCoke Energy, Inc.	10,335	117,199
Westmoreland Coal Co. (a)	2,831	50,024

		167,223

Energy – Alternate Sources — 0.4%
Clean Energy Fuels Corp. (a)	13,590	38,867
FuelCell Energy, Inc. (a) (b)	4,441	7,772
FutureFuel Corp.	3,915	54,419
Green Plains, Inc.	5,781	161,001
Headwaters, Inc. (a)	11,593	272,667
Pacific Ethanol, Inc. (a)	4,565	43,368
Pattern Energy Group, Inc. (b)	10,608	201,446
Plug Power, Inc. (a) (b)	28,355	34,026
Renewable Energy Group, Inc. (a)	5,959	57,802
REX American Resources Corp. (a)	921	90,949
Sunrun, Inc. (a) (b)	9,810	52,091
TerraForm Global, Inc. Class A	14,217	56,157
TerraForm Power, Inc. Class A	13,968	178,930
TPI Composites, Inc. (a) (b)	900	14,436
Vivint Solar, Inc. (a) (b)	3,508	8,945

		1,272,876

Oil & Gas — 2.1%
Abraxas Petroleum Corp. (a)	19,623	50,431
Adams Resources & Energy, Inc.	322	12,767
Alon USA Energy, Inc.	4,976	56,627
Atwood Oceanics, Inc. (b)	9,932	130,407
Bill Barrett Corp. (a)	8,025	56,095
California Resources Corp. (a)	4,915	104,640
Callon Petroleum Co. (a)	23,209	356,722
Carrizo Oil & Gas, Inc. (a)	9,859	368,234
Clayton Williams Energy, Inc. (a)	931	111,031
Cobalt International Energy, Inc. (a)	66,693	81,366
Contango Oil & Gas Co. (a)	3,553	33,185
CVR Energy, Inc. (b)	2,502	63,526
Delek US Holdings, Inc.	9,845	236,969
Denbury Resources, Inc. (a)	56,203	206,827
Earthstone Energy, Inc. (a) (b)	258	3,545
Eclipse Resources Corp. (a)	8,827	23,568
EP Energy Corp. Class A (a) (b)	5,806	38,029
Erin Energy Corp. (a) (b)	3,030	9,242
Evolution Petroleum Corp.	3,816	38,160
EXCO Resources, Inc. (a)	21,007	18,354
Fairmount Santrol Holdings, Inc. (a)	14,486	170,790
Isramco, Inc. (a)	138	17,153
Jones Energy, Inc. Class A (a) (b)	8,970	44,850
Matador Resources Co. (a) (b)	13,271	341,861

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Northern Oil and Gas, Inc. (a) (b)	7,012	$19,283
Oasis Petroleum, Inc. (a)	37,209	563,344
Panhandle Oil and Gas, Inc. Class A	2,403	56,591
Par Pacific Holdings, Inc. (a) (b)	5,036	73,223
Parker Drilling Co. (a)	20,301	52,783
PDC Energy, Inc. (a)	8,930	648,139
RSP Permian, Inc. (a)	15,671	699,240
Sanchez Energy Corp. (a) (b)	8,662	78,218
Seadrill Ltd. (a) (b)	60,284	205,568
SemGroup Corp. Class A	10,560	440,880
Synergy Resources Corp. (a) (b)	29,680	264,449
Trecora Resources (a)	3,081	42,672
Unit Corp. (a)	8,075	216,975
W&T Offshore, Inc. (a) (b)	6,879	19,055
Western Refining, Inc.	12,869	487,092

		6,441,891

Oil & Gas Services — 0.7%
Archrock, Inc.	11,098	146,494
CARBO Ceramics, Inc. (a)	2,992	31,296
Dawson Geophysical Co. (a)	3,027	24,337
Exterran Corp. (a)	5,130	122,607
Flotek Industries, Inc. (a) (b)	8,818	82,801
Forum Energy Technologies, Inc. (a)	9,555	210,210
Geospace Technologies Corp. (a)	2,044	41,616
Helix Energy Solutions Group, Inc. (a)	17,993	158,698
Hornbeck Offshore Services, Inc. (a)	5,149	37,176
Independence Contract Drilling, Inc. (a)	4,502	30,163
Mammoth Energy Services, Inc. (a) (b)	1,250	19,000
Matrix Service Co. (a)	4,358	98,927
Natural Gas Services Group, Inc. (a)	1,922	61,792
Newpark Resources, Inc. (a)	13,410	100,575
NOW, Inc. (a)	17,081	349,648
Oil States International, Inc. (a)	8,123	316,797
Pioneer Energy Services Corp. (a)	11,881	81,385
SEACOR Holdings, Inc. (a)	2,544	181,336
Tesco Corp.	7,725	63,731
TETRA Technologies, Inc. (a)	14,787	74,231
Thermon Group Holdings, Inc. (a)	5,152	98,352
Tidewater, Inc. (b)	7,113	24,255
Willbros Group, Inc. (a)	6,715	21,757

		2,377,184

		10,259,174

Financial — 26.8%
Banks — 10.9%
1st Source Corp.	2,543	113,570
Access National Corp. (b)	1,293	35,894
ACNB Corp.	898	28,063
Allegiance Bancshares, Inc. (a)	1,721	62,214
American National Bankshares, Inc.	1,271	44,231

	Number of Shares	Value
Ameris Bancorp	5,420	$236,312
Ames National Corp.	1,399	46,167
Arrow Financial Corp.	1,764	71,442
Atlantic Capital Bancshares, Inc. (a)	2,729	51,851
BancFirst Corp.	1,265	117,708
Banco Latinoamericano de Comercio Exterior SA	4,851	142,813
The Bancorp, Inc. (a)	7,792	61,245
BancorpSouth, Inc.	13,798	428,428
Bank Mutual Corp.	6,347	59,979
Bank of Marin Bancorp	964	67,239
The Bank of NT Butterfield & Son Ltd.	1,973	62,031
Bank of the Ozarks, Inc.	14,140	743,623
Bankwell Financial Group, Inc. (b)	853	27,723
Banner Corp.	4,773	266,381
Bar Harbor Bankshares	904	42,786
Blue Hills Bancorp, Inc.	4,048	75,900
BNC Bancorp	6,491	207,063
Boston Private Financial Holdings, Inc.	13,120	217,136
Bridge Bancorp, Inc.	2,915	110,479
Bryn Mawr Bank Corp.	2,705	114,016
C&F Financial Corp.	485	24,177
Camden National Corp.	2,470	109,792
Capital Bank Financial Corp. Class A	3,881	152,329
Capital City Bank Group, Inc.	1,700	34,816
Capstar Financial Holdings, Inc. (a)	479	10,519
Cardinal Financial Corp.	5,029	164,901
Carolina Financial Corp.	1,622	49,941
Cascade Bancorp (a)	4,804	39,008
Cass Information Systems, Inc.	1,755	129,115
Cathay General Bancorp	11,828	449,819
Centerstate Banks, Inc.	7,415	186,636
Central Pacific Financial Corp.	4,896	153,832
Central Valley Community Bancorp	1,318	26,307
Century Bancorp, Inc. Class A	440	26,400
Chemical Financial Corp.	10,495	568,514
Chemung Financial Corp.	490	17,812
Citizens & Northern Corp.	1,816	47,579
City Holding Co.	2,347	158,657
CNB Financial Corp.	2,175	58,160
CoBiz Financial, Inc.	6,027	101,796
Codorus Valley Bancorp, Inc.	1,216	34,778
Columbia Banking System, Inc.	9,245	413,067
Community Bank System, Inc.	6,854	423,509
Community Trust Bancorp, Inc.	2,492	123,603
ConnectOne Bancorp, Inc.	4,574	118,695
County Bancorp, Inc.	770	20,767
CU Bancorp (a)	2,661	95,264
Customers Bancorp, Inc. (a)	3,904	139,841
CVB Financial Corp.	16,127	369,792
Eagle Bancorp, Inc. (a)	4,883	297,619
Enterprise Bancorp, Inc.	1,419	53,298
Enterprise Financial Services Corp.	3,084	132,612

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Equity Bancshares, Inc. Class A (a)	748	$25,163
F.N.B. Corp.	33,471	536,540
Farmers Capital Bank Corp.	1,137	47,811
Farmers National Banc Corp.	3,905	55,451
FB Financial Corp. (a)	1,072	27,818
Fidelity Southern Corp.	3,402	80,525
Financial Institutions, Inc.	2,175	74,385
First BanCorp (a)	19,107	126,297
First Bancorp	3,207	87,038
First Bancorp, Inc.	1,604	53,092
First Busey Corp.	4,966	152,853
First Business Financial Services, Inc.	1,389	32,947
First Citizens BancShares, Inc. Class A	1,208	428,840
First Commonwealth Financial Corp.	14,214	201,555
First Community Bancshares, Inc.	2,461	74,175
First Community Financial Partners, Inc. (a)	2,033	23,786
First Connecticut Bancorp, Inc.	2,310	52,322
First Financial Bancorp	9,775	278,099
First Financial Bankshares, Inc. (b)	10,170	459,684
First Financial Corp.	1,638	86,486
First Foundation, Inc. (a)	2,061	58,739
First Internet Bancorp (b)	773	24,736
First Interstate BancSystem, Inc. Class A	3,160	134,458
First Merchants Corp.	6,516	245,327
First Mid-Illinois Bancshares, Inc.	1,261	42,874
First Midwest Bancorp, Inc.	12,818	323,398
First NBC Bank Holding Co. (a) (b)	2,353	17,177
First Northwest Bancorp (a)	1,662	25,927
The First of Long Island Corp.	3,468	99,011
Franklin Financial Network, Inc. (a)	1,829	76,544
Fulton Financial Corp.	27,328	513,766
German American Bancorp Inc.	2,286	120,266
Glacier Bancorp, Inc.	12,122	439,180
Great Southern Bancorp, Inc.	1,749	95,583
Great Western Bancorp, Inc.	9,420	410,618
Green Bancorp, Inc. (a)	3,287	49,962
Guaranty Bancorp	2,778	67,228
Hancock Holding Co.	12,340	531,854
Hanmi Financial Corp.	5,016	175,058
HarborOne Bancorp, Inc. (a)	2,314	44,753
Heartland Financial USA, Inc.	3,720	178,560
Heritage Commerce Corp.	4,098	59,134
Heritage Financial Corp.	4,745	122,184
Heritage Oaks Bancorp	3,995	49,258
Home Bancshares, Inc.	19,293	535,767
Hope Bancorp, Inc.	20,466	448,001
Horizon Bancorp	3,220	90,160
IBERIABANK Corp.	7,089	593,704
Independent Bank Corp.	3,154	68,442
Independent Bank Corp.	4,134	291,240
Independent Bank Group, Inc.	1,790	111,696
International Bancshares Corp.	8,740	356,592

	Number of Shares	Value
Kearny Financial Corp.	13,921	$216,472
Lakeland Bancorp, Inc.	6,253	121,933
Lakeland Financial Corp.	3,866	183,094
LCNB Corp.	1,508	35,061
LegacyTexas Financial Group, Inc.	7,096	305,554
Live Oak Bancshares, Inc. (b)	3,074	56,869
Macatawa Bank Corp.	4,217	43,899
MainSource Financial Group, Inc.	3,718	127,899
MB Financial, Inc.	12,060	569,594
MBT Financial Corp.	2,678	30,395
Mercantile Bank Corp.	2,586	97,492
Merchants Bancshares, Inc.	941	51,002
Middleburg Financial Corp.	704	24,464
Midland States Bancorp, Inc.	573	20,731
MidWestOne Financial Group, Inc.	1,300	48,880
National Bankshares, Inc. (b)	1,074	46,665
National Commerce Corp. (a)	1,344	49,930
NBT Bancorp, Inc.	6,789	284,323
Nicolet Bankshares, Inc. (a)	1,193	56,894
Northrim BanCorp, Inc.	1,011	31,948
Northwest Bancshares, Inc.	15,186	273,804
OFG Bancorp	7,000	91,700
Old Line Bancshares, Inc.	1,253	30,047
Old National Bancorp	21,037	381,822
Old Second Bancorp, Inc.	4,461	49,294
Opus Bank	2,662	79,993
Orrstown Financial Services, Inc.	1,113	24,931
Pacific Continental Corp.	3,428	74,902
Pacific Mercantile Bancorp (a)	2,485	18,141
Paragon Commercial Corp. (a)	132	5,771
Park National Corp.	2,127	254,517
Park Sterling Corp.	8,390	90,528
Peapack Gladstone Financial Corp.	2,557	78,960
Penns Woods Bancorp, Inc.	730	36,865
People’s Utah Bancorp	2,043	54,855
Peoples Bancorp, Inc.	2,487	80,728
Peoples Financial Services Corp.	1,084	52,791
Pinnacle Financial Partners, Inc.	6,869	476,022
Preferred Bank	1,972	103,372
Premier Financial Bancorp, Inc.	1,406	28,261
PrivateBancorp, Inc.	12,515	678,188
Prosperity Bancshares, Inc.	10,669	765,821
Provident Bancorp, Inc. (a)	826	14,785
QCR Holdings, Inc.	1,950	84,435
Renasant Corp.	6,523	275,401
Republic Bancorp, Inc. Class A	1,505	59,508
Republic First Bancorp, Inc. (a) (b)	8,011	66,892
S&T Bancorp, Inc.	5,468	213,471
Sandy Spring Bancorp, Inc.	3,775	150,962
Seacoast Banking Corp. of Florida (a)	4,791	105,689
ServisFirst Bancshares, Inc. (b)	7,348	275,109
Shore Bancshares, Inc.	1,880	28,670
Sierra Bancorp	1,819	48,367

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Simmons First National Corp. Class A	4,669	$290,178
South State Corp.	3,772	329,673
Southern First Bancshares, Inc. (a)	865	31,140
Southern National Bancorp of Virginia, Inc.	1,691	27,631
Southside Bancshares, Inc.	4,208	158,515
Southwest Bancorp, Inc.	2,992	86,768
State Bank Financial Corp.	5,637	151,410
Stock Yards Bancorp, Inc.	3,410	160,099
Stonegate Bank	1,990	83,043
Suffolk Bancorp	1,874	80,245
Summit Financial Group, Inc.	1,416	38,982
Sun Bancorp, Inc.	1,689	43,914
Texas Capital Bancshares, Inc. (a)	7,934	622,026
Tompkins Financial Corp.	2,324	219,711
Towne Bank	8,913	296,357
Trico Bancshares	3,267	111,666
Tristate Capital Holdings, Inc. (a)	3,599	79,538
Triumph Bancorp, Inc. (a)	2,418	63,231
TrustCo Bank Corp NY	14,639	128,091
Trustmark Corp.	10,735	382,703
UMB Financial Corp.	7,149	551,331
Umpqua Holdings Corp.	35,166	660,417
Union Bankshares Corp.	6,922	247,392
Union Bankshares, Inc.	590	26,816
United Bankshares, Inc. (b)	10,422	482,017
United Community Banks, Inc.	11,155	330,411
Univest Corp. of Pennsylvania	3,988	123,229
Valley National Bancorp	39,397	458,581
Veritex Holdings, Inc. (a)	1,239	33,094
Walker & Dunlop, Inc. (a)	4,408	137,530
Washington Trust Bancorp, Inc.	2,390	133,959
WashingtonFirst Bankshares, Inc.	1,429	41,428
Webster Financial Corp.	14,610	793,031
WesBanco, Inc.	6,405	275,799
West Bancorporation, Inc.	2,594	64,072
Westamerica Bancorp. (b)	3,941	248,007
Western New England Bancorp, Inc.	3,755	35,109
Wintrust Financial Corp. (b)	8,171	592,969
Xenith Bankshares, Inc. (a)	1,121	31,612
Yadkin Financial Corp.	7,964	272,847

		33,855,586

Diversified Financial — 2.2%
Altisource Portfolio Solutions SA (a)	1,797	47,782
Altisource Residential Corp.	8,437	93,144
Associated Capital Group, Inc. Class A	672	22,075
BGC Partners, Inc. Class A	34,468	352,608
Calamos Asset Management, Inc. Class A	2,722	23,273
California First National Bancorp	439	6,870

	Number of Shares	Value
Cohen & Steers, Inc.	3,355	$112,728
Cowen Group, Inc. Class A (a) (b)	3,968	61,504
Diamond Hill Investment Group, Inc.	488	102,665
Ellie Mae, Inc. (a)	5,227	437,395
Encore Capital Group, Inc. (a) (b)	3,836	109,901
Enova International, Inc. (a)	4,404	55,270
Evercore Partners, Inc. Class A	6,210	426,627
FBR & Co.	818	10,634
Federal Agricultural Mortgage Corp. Class C	1,336	76,513
Fifth Street Asset Management, Inc.	890	5,963
Financial Engines, Inc.	8,521	313,147
FNFV Group (a)	10,490	143,713
Gain Capital Holdings, Inc.	6,242	41,072
GAMCO Investors, Inc. Class A	658	20,326
Greenhill & Co., Inc.	4,448	123,210
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	7,083	134,506
Hennessy Advisors, Inc.	468	14,859
Houlihan Lokey, Inc.	1,979	61,586
Impac Mortgage Holdings, Inc. (a) (b)	1,545	21,661
INTL. FCStone, Inc. (a)	2,350	93,060
Investment Technology Group, Inc.	5,310	104,819
Janus Capital Group, Inc.	22,978	304,918
KCG Holdings, Inc. Class A (a)	8,401	111,313
Ladder Capital Corp.	6,201	85,078
Ladenburg Thalmann Financial Services, Inc. (a)	16,908	41,256
LendingClub Corp. (a)	52,469	275,462
Manning & Napier, Inc.	2,391	18,052
Marlin Business Services Corp.	1,276	26,668
Medley Management, Inc. Class A	1,104	10,930
Moelis & Co. Class A	3,020	102,378
Nationstar Mortgage Holdings, Inc. (a)	5,194	93,804
Nelnet, Inc. Class A	3,226	163,720
NewStar Financial, Inc. (a)	3,876	35,853
Ocwen Financial Corp. (a)	15,815	85,243
OM Asset Management PLC	6,497	94,207
On Deck Capital, Inc. (a)	7,635	35,350
Oppenheimer Holdings, Inc. Class A	1,578	29,351
PennyMac Financial Services, Inc. Class A (a)	2,162	35,997
Piper Jaffray Cos., Inc. (a)	2,303	166,968
PJT Partners, Inc. Class A	2,882	88,996
PRA Group, Inc. (a)	7,351	287,424
Pzena Investment Management, Inc. Class A	2,140	23,775
Regional Management Corp. (a)	1,655	43,493
Silvercrest Asset Management Group, Inc. Class A	1,087	14,294
Stifel Financial Corp. (a)	10,210	509,990
Virtu Financial, Inc. Class A	3,926	62,620
Virtus Investment Partners, Inc.	711	83,934

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Waddell & Reed Financial, Inc. Class A (b)	12,639	$246,587
WageWorks, Inc. (a)	5,817	421,733
Westwood Holdings Group, Inc.	1,300	77,987
WisdomTree Investments, Inc. (b)	18,323	204,118
World Acceptance Corp. (a) (b)	949	61,002

		6,859,412

Diversified Financial Services — 0.1%
Blackhawk Network Holdings, Inc. (a)	8,758	329,958

Insurance — 2.8%
Ambac Financial Group, Inc. (a)	7,181	161,572
American Equity Investment Life Holding Co.	13,667	308,054
AMERISAFE, Inc.	3,020	188,297
Argo Group International Holdings Ltd.	4,584	302,086
Atlas Financial Holdings, Inc. (a)	1,827	32,977
Baldwin & Lyons, Inc. Class B	1,496	37,699
Blue Capital Reinsurance Holdings Ltd.	938	17,306
Citizens, Inc. (a) (b)	7,217	70,871
CNO Financial Group, Inc.	28,561	546,943
Crawford & Co. Class B (b)	1,798	22,583
Donegal Group, Inc. Class A	1,262	22,060
eHealth, Inc. (a)	2,709	28,851
EMC Insurance Group, Inc.	1,253	37,603
Employers Holdings, Inc.	5,113	202,475
Enstar Group Ltd. (a)	1,810	357,837
Essent Group Ltd. (a)	11,909	385,494
FBL Financial Group, Inc. Class A	1,582	123,633
Federated National Holding Co.	2,000	37,380
Fidelity & Guaranty Life (b)	1,882	44,603
Genworth Financial, Inc. Class A (a)	80,281	305,871
Global Indemnity Ltd. (a)	1,315	50,246
Greenlight Capital Re Ltd. Class A (a)	4,733	107,912
Hallmark Financial Services, Inc. (a)	2,080	24,190
HCI Group, Inc. (b)	1,425	56,259
Heritage Insurance Holdings, Inc.	4,159	65,171
Horace Mann Educators Corp.	6,464	276,659
Independence Holding Co.	1,063	20,782
Infinity Property & Casualty Corp.	1,725	151,627
Investors Title Co.	216	34,167
Kemper Corp.	6,328	280,330
Kinsale Capital Group, Inc.	1,001	34,044
Maiden Holdings Ltd.	10,970	191,426
MBIA, Inc. (a)	20,980	224,486
MGIC Investment Corp. (a)	54,377	554,102
National General Holdings Corp.	7,713	192,748
National Western Life Group, Inc. Class A	365	113,442
The Navigators Group, Inc.	1,787	210,419
NMI Holdings, Inc. Class A (a)	7,706	82,069

	Number of Shares	Value
OneBeacon Insurance Group Ltd. Class A	3,252	$52,195
Primerica, Inc.	7,492	518,072
Radian Group, Inc.	34,323	617,128
RLI Corp.	6,060	382,568
Safety Insurance Group, Inc.	2,290	168,773
Selective Insurance Group, Inc.	9,057	389,904
State Auto Financial Corp. Class A	2,407	64,532
State National Cos., Inc.	4,742	65,724
Stewart Information Services Corp.	3,647	168,054
Third Point Reinsurance Ltd. (a)	10,578	122,176
Trupanion, Inc. (a) (b)	2,286	35,479
United Fire Group, Inc.	3,451	169,686
United Insurance Holdings Corp.	2,718	41,150
Universal Insurance Holdings, Inc.	5,237	148,731
WMIH Corp. (a) (b)	31,545	48,895

		8,897,341

Investment Companies — 0.1%
Arlington Asset Investment Corp. (b)	3,687	54,641
Caesars Acquisition Co. Class A (a)	7,739	104,477
Real Industry, Inc. (a)	3,933	23,991

		183,109

Real Estate — 1.0%
Alexander & Baldwin, Inc.	7,430	333,384
AV Homes, Inc. (a)	1,901	30,036
Community Healthcare Trust, Inc.	1,975	45,484
Consolidated-Tomoka Land Co.	633	33,815
Farmland Partners, Inc.	1,733	19,340
Forestar Group, Inc. (a)	5,603	74,520
Four Corners Property Trust, Inc.	9,672	198,469
FRP Holdings, Inc. (a)	1,047	39,472
The Geo Group, Inc.	11,842	425,483
HFF, Inc. Class A	5,728	173,272
Hilltop Holdings, Inc.	11,962	356,468
Kennedy-Wilson Holdings, Inc.	13,140	269,370
Marcus & Millichap, Inc. (a)	2,259	60,361
RE/MAX Holdings, Inc. Class A	2,838	158,928
The RMR Group, Inc. Class A	1,150	45,425
St. Joe Co. (a)	8,037	152,703
Stratus Properties, Inc. (a) (b)	932	30,523
Terreno Realty Corp.	7,215	205,555
Trinity Place Holdings, Inc. (a) (b)	3,100	28,737
Xenia Hotels & Resorts, Inc.	16,505	320,527

		3,001,872

Real Estate Investment Trusts (REITS) — 7.7%
Acadia Realty Trust	12,668	413,990
AG Mortgage Investment Trust, Inc.	4,550	77,851
Agree Realty Corp.	4,014	184,845
Alexander’s, Inc.	339	144,709
American Assets Trust, Inc.	6,206	267,354
Anworth Mortgage Asset Corp.	15,549	80,388

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Apollo Commercial Real Estate Finance, Inc.	11,411	$189,651
Ares Commercial Real Estate Corp.	4,202	57,693
Armada Hoffler Properties, Inc.	5,437	79,217
ARMOUR Residential REIT, Inc. (b)	5,855	126,995
Ashford Hospitality Prime, Inc.	3,955	53,986
Ashford Hospitality Trust	12,715	98,668
Bluerock Residential Growth REIT, Inc.	2,890	39,651
Capstead Mortgage Corp.	15,150	154,378
CareTrust REIT, Inc.	10,206	156,356
Catchmark Timber Trust, Inc. Class A	6,365	71,670
CBL & Associates Properties, Inc.	26,928	309,672
Cedar Realty Trust, Inc.	13,395	87,469
Chatham Lodging Trust	6,019	123,690
Chesapeake Lodging Trust	9,471	244,920
City Office REIT, Inc.	3,319	43,711
Colony Capital, Inc. Class A (b)	17,938	363,244
Colony Starwood Homes	10,344	298,011
CorEnergy Infrastructure Trust, Inc.	1,868	65,156
Coresite Realty Corp.	5,346	424,312
Cousins Properties, Inc.	53,978	459,353
CYS Investments, Inc.	24,141	186,610
DiamondRock Hospitality Co.	32,002	368,983
DuPont Fabros Technology, Inc.	11,906	523,031
Dynex Capital, Inc.	6,954	47,426
Easterly Government Properties, Inc.	5,238	104,865
EastGroup Properties, Inc.	5,021	370,751
Education Realty Trust, Inc.	11,700	494,910
FelCor Lodging Trust, Inc.	21,801	174,626
First Industrial Realty Trust, Inc.	18,466	517,971
First Potomac Realty Trust	9,371	102,800
Franklin Street Properties Corp.	16,723	216,730
Getty Realty Corp.	4,227	107,746
Gladstone Commercial Corp. (b)	3,874	77,867
Global Medical REIT, Inc. (b)	2,274	20,284
Global Net Lease, Inc. (b)	27,278	213,587
Government Properties Income Trust (b)	11,211	213,738
Gramercy Property Trust	67,371	618,466
Great Ajax Corp.	2,285	30,322
Healthcare Realty Trust, Inc.	18,190	551,521
Hersha Hospitality Trust	6,619	142,309
Hudson Pacific Properties, Inc.	17,127	595,677
Independence Realty Trust, Inc.	9,053	80,753
InfraREIT, Inc. (a)	6,396	114,552
Invesco Mortgage Capital, Inc.	17,925	261,705
Investors Real Estate Trust	19,454	138,707
iStar, Inc. (a) (b)	10,936	135,278
Kite Realty Group Trust	13,166	309,138
LaSalle Hotel Properties	17,000	517,990
Lexington Realty Trust	36,683	396,176
LTC Properties, Inc.	6,024	283,008
Mack-Cali Realty Corp.	14,236	413,129
MedEquities Realty Trust, Inc.	3,303	36,663

	Number of Shares	Value
Medical Properties Trust, Inc.	46,965	$577,669
Monmouth Real Estate Investment Corp. Class A	10,641	162,169
Monogram Residential Trust, Inc.	26,826	290,257
MTGE Investment Corp.	7,344	115,301
National Health Investors, Inc.	5,940	440,570
National Storage Affiliates Trust	5,640	124,475
New Residential Investment Corp.	38,687	608,160
New Senior Investment Group, Inc.	12,266	120,084
New York Mortgage Trust, Inc.	17,645	116,457
New York REIT, Inc.	26,261	265,761
NexPoint Residential Trust, Inc.	2,784	62,195
NorthStar Realty Europe Corp.	8,778	110,339
One Liberty Properties, Inc.	2,044	51,345
Orchid Island Capital, Inc. (b)	3,709	40,168
Owens Realty Mortgage, Inc.	1,710	31,669
Parkway, Inc. (a)	6,786	150,989
Pebblebrook Hotel Trust (b)	11,402	339,209
Pennsylvania Real Estate Investment Trust	10,909	206,835
PennyMac Mortgage Investment Trust	10,845	177,533
Physicians Realty Trust	21,557	408,721
Potlatch Corp.	6,482	269,975
Preferred Apartment Communities, Inc. Class A	3,764	56,121
PS Business Parks, Inc.	3,136	365,407
QTS Realty Trust, Inc. Class A	7,466	370,687
RAIT Financial Trust	14,358	48,243
Ramco-Gershenson Properties Trust	12,542	207,946
Redwood Trust, Inc.	12,167	185,060
Resource Capital Corp. (b)	4,697	39,126
Retail Opportunity Investments Corp.	17,085	361,006
Rexford Industrial Realty, Inc.	10,460	242,567
RLJ Lodging Trust	19,420	475,596
Ryman Hospitality Properties, Inc.	6,922	436,155
Sabra Health Care REIT, Inc.	10,326	252,161
Saul Centers, Inc.	1,550	103,246
Select Income REIT	10,119	254,999
Seritage Growth Properties Class A (b)	3,984	170,157
Silver Bay Realty Trust Corp.	5,376	92,145
STAG Industrial, Inc.	12,150	290,020
Summit Hotel Properties, Inc.	13,798	221,182
Sunstone Hotel Investors, Inc.	34,639	528,245
Tier REIT, Inc.	7,656	133,138
UMH Properties, Inc.	3,803	57,235
Universal Health Realty Income Trust	2,004	131,442
Urban Edge Properties	14,286	393,008
Urstadt Biddle Properties, Inc. Class A	4,706	113,462
Walter Investment Management Corp. (a) (b)	3,539	16,810
Washington Prime Group, Inc.	29,651	308,667
Washington Real Estate Investment Trust	11,675	381,656

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Western Asset Mortgage Capital Corp.	6,421	$64,659
Whitestone REIT	4,042	58,124

		24,012,410

Savings & Loans — 2.0%
Astoria Financial Corp.	14,699	274,136
Banc of California, Inc.	7,835	135,937
BankFinancial Corp.	2,258	33,464
Bear State Financial, Inc.	2,691	27,314
Beneficial Bancorp, Inc.	11,120	204,608
Berkshire Hills Bancorp, Inc.	5,324	196,189
BofI Holding, Inc. (a) (b)	9,565	273,081
Brookline Bancorp, Inc.	11,108	182,171
BSB Bancorp, Inc. (a)	1,232	35,666
Capitol Federal Financial, Inc.	20,268	333,611
Charter Financial Corp.	2,038	33,974
Clifton Bancorp, Inc.	3,379	57,173
Dime Community Bancshares, Inc.	5,041	101,324
ESSA Bancorp, Inc.	1,143	17,968
EverBank Financial Corp.	16,358	318,163
First Defiance Financial Corp.	1,453	73,725
First Financial Northwest, Inc.	1,353	26,708
Flagstar Bancorp, Inc. (a)	3,391	91,354
Flushing Financial Corp.	4,461	131,109
Greene County Bancorp, Inc.	571	13,076
Hingham Institution for Savings	204	40,143
Home Bancorp Inc.	859	33,166
HomeStreet, Inc. (a)	3,791	119,796
HomeTrust Bancshares, Inc. (a)	2,702	69,982
Investors Bancorp, Inc.	47,131	657,477
Lake Sunapee Bank Group	1,177	27,765
Meridian Bancorp, Inc.	7,696	145,454
Meta Financial Group, Inc.	1,319	135,725
MutualFirst Financial, Inc.	819	27,109
Northfield Bancorp, Inc.	6,719	134,178
OceanFirst Financial Corp.	4,105	123,273
Oritani Financial Corp.	6,170	115,688
Pacific Premier Bancorp, Inc. (a)	4,353	153,879
Provident Financial Holdings, Inc.	983	19,876
Provident Financial Services, Inc.	9,727	275,274
SI Financial Group, Inc.	1,653	25,456
Southern Missouri Bancorp, Inc.	876	30,993
Sterling Bancorp	20,205	472,797
Territorial Bancorp, Inc.	1,241	40,754
United Community Financial Corp.	7,553	67,524
United Financial Bancorp, Inc.	8,085	146,824
Washington Federal, Inc.	14,456	496,564
Waterstone Financial, Inc.	3,932	72,349
WSFS Financial Corp.	4,567	211,680

		6,204,477

		83,344,165

	Number of Shares	Value
Industrial — 13.5%
Aerospace & Defense — 1.3%
AAR Corp.	5,274	$174,306
Aerojet Rocketdyne Holdings, Inc. (a)	9,515	170,794
Aerovironment, Inc. (a)	3,315	88,942
Astronics Corp. (a)	3,099	104,870
Cubic Corp.	4,028	193,143
Curtiss-Wright Corp.	7,060	694,422
Ducommun, Inc. (a)	1,606	41,049
Esterline Technologies Corp. (a)	4,715	420,578
Kaman Corp.	4,237	207,316
KLX, Inc. (a)	8,431	380,322
Kratos Defense & Security Solutions, Inc. (a)	9,153	67,732
MACOM Technology Solutions Holdings, Inc. (a)	3,713	171,838
Moog, Inc. Class A (a)	5,101	335,034
Teledyne Technologies, Inc. (a)	5,444	669,612
Triumph Group, Inc.	7,880	208,820

		3,928,778

Building Materials — 1.3%
AAON, Inc.	6,442	212,908
Apogee Enterprises, Inc.	4,523	242,252
Armstrong Flooring, Inc. (a)	3,836	76,375
Boise Cascade Co. (a)	6,239	140,378
Builders FirstSource, Inc. (a)	13,383	146,812
Caesarstone Ltd. (a)	3,839	109,987
Comfort Systems USA, Inc.	5,925	197,302
Continental Building Products, Inc. (a)	5,646	130,423
Forterra, Inc. (a)	2,971	64,352
Gibraltar Industries, Inc. (a)	5,027	209,375
Louisiana-Pacific Corp. (a)	22,990	435,201
LSI Industries, Inc.	3,762	36,642
Masonite International Corp. (a)	4,834	318,077
NCI Building Systems, Inc. (a)	4,243	66,403
Patrick Industries, Inc. (a)	2,317	176,787
PGT Innovations, Inc. (a)	7,758	88,829
Ply Gem Holdings, Inc. (a)	3,434	55,803
Quanex Building Products Corp.	5,511	111,873
Simpson Manufacturing Co., Inc.	6,566	287,262
Summit Materials, Inc. Class A (a)	12,282	292,180
Trex Co., Inc. (a)	4,701	302,744
Universal Forest Products, Inc.	3,160	322,889
US Concrete, Inc. (a) (b)	2,289	149,929

		4,174,783

Electrical Components & Equipment — 1.1%
Advanced Energy Industries, Inc. (a)	6,286	344,158
American Superconductor Corp. (a) (b)	1,810	13,340
Belden, Inc.	6,688	500,062
Encore Wire Corp.	3,230	140,020
Energous Corp. (a) (b)	2,347	39,547

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
EnerSys	6,943	$542,248
Generac Holdings, Inc. (a)	10,424	424,674
General Cable Corp.	7,752	147,676
Graham Corp.	1,614	35,750
Insteel Industries, Inc.	2,818	100,434
Littelfuse, Inc.	3,529	535,596
Novanta, Inc. (a)	5,099	107,079
Powell Industries, Inc.	1,360	53,040
SPX Corp. (a)	6,634	157,358
Universal Display Corp. (a)	6,616	372,481
Vicor Corp. (a)	2,547	38,460

		3,551,923

Electronics — 2.3%
Allied Motion Technologies, Inc.	910	19,465
Analogic Corp.	1,979	164,158
Applied Optoelectronics, Inc. (a) (b)	2,559	59,983
AVX Corp.	7,458	116,569
Badger Meter, Inc.	4,478	165,462
Bel Fuse, Inc. Class B	1,459	45,083
Benchmark Electronics, Inc. (a)	7,873	240,127
Brady Corp. Class A	7,301	274,153
Coherent, Inc. (a)	3,858	530,031
Control4 Corp. (a)	3,118	31,804
CTS Corp.	5,040	112,896
Daktronics, Inc.	5,694	60,926
Electro Scientific Industries, Inc. (a)	4,144	24,532
Fabrinet (a)	5,563	224,189
Faro Technologies, Inc. (a)	2,683	96,588
Fluidigm Corp. (a) (b)	4,659	33,918
GoPro, Inc. Class A (a) (b)	16,133	140,518
II-VI, Inc. (a)	9,500	281,675
IMAX Corp. (a) (b)	9,393	294,940
InvenSense, Inc. (a)	13,196	168,777
Itron, Inc. (a)	5,331	335,053
Kimball Electronics, Inc. (a)	4,580	83,356
Knowles Corp. (a)	14,106	235,711
Mesa Laboratories, Inc.	466	57,202
Methode Electronics, Inc.	5,818	240,574
NVE Corp.	739	52,787
OSI Systems, Inc. (a)	2,792	212,527
Park Electrochemical Corp.	3,037	56,640
Plexus Corp. (a)	5,304	286,628
Rogers Corp. (a)	2,874	220,752
Sanmina Corp. (a)	11,711	429,208
Sparton Corp. (a)	1,447	34,511
Stoneridge, Inc. (a)	4,418	78,154
Taser International, Inc. (a)	8,326	201,822
TTM Technologies, Inc. (a)	11,565	157,631
Vishay Intertechnology, Inc. (b)	21,728	351,994
Vishay Precision Group, Inc. (a)	1,926	36,401
Watts Water Technologies, Inc. Class A	4,421	288,249

	Number of Shares	Value
Woodward, Inc.	8,416	$581,125
Zagg, Inc. (a)	4,314	30,629

		7,056,748

Engineering & Construction — 0.9%
Aegion Corp. (a)	5,610	132,957
Argan, Inc.	2,138	150,836
Dycom Industries, Inc. (a) (b)	4,874	391,333
EMCOR Group, Inc.	9,661	683,612
Granite Construction, Inc.	6,312	347,160
IES Holdings, Inc. (a)	1,178	22,559
Layne Christensen Co. (a) (b)	2,727	29,642
McDermott International, Inc. (a)	38,469	284,286
Mistras Group, Inc. (a)	2,670	68,566
MYR Group, Inc. (a)	2,429	91,525
Orion Marine Group, Inc. (a)	4,263	42,417
TopBuild Corp. (a)	6,131	218,263
Tutor Perini Corp. (a)	6,032	168,896
VSE Corp.	1,364	52,978

		2,685,030

Environmental Controls — 0.6%
Advanced Disposal Services, Inc. (a)	3,571	79,347
Aqua Metals, Inc. (a) (b)	1,697	22,248
AquaVenture Holdings Ltd. (a)	1,153	28,283
Calgon Carbon Corp.	8,043	136,731
Casella Waste Systems, Inc. Class A (a)	6,314	78,357
Ceco Environmental Corp.	4,578	63,863
Darling Ingredients, Inc. (a)	26,181	337,997
Energy Recovery, Inc. (a)	5,344	55,310
Heritage-Crystal Clean, Inc. (a)	1,996	31,337
MSA Safety, Inc.	4,967	344,362
Tetra Technologies, Inc.	9,211	397,455
TRC Cos., Inc. (a)	3,195	33,867
US Ecology, Inc.	3,492	171,632

		1,780,789

Hand & Machine Tools — 0.2%
Franklin Electric Co., Inc.	7,352	285,993
Hardinge, Inc.	1,899	21,041
Kennametal, Inc.	12,596	393,751
Milacron Holdings Corp. (a)	2,258	42,066

		742,851

Machinery – Construction & Mining — 0.3%
Astec Industries, Inc.	3,087	208,249
Babcock & Wilcox Enterprises, Inc. (a)	7,340	121,770
Hyster-Yale Materials Handling, Inc.	1,523	97,122
Joy Global, Inc.	15,701	439,628

		866,769

Machinery – Diversified — 0.9%
Alamo Group, Inc.	1,517	115,444

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Albany International Corp. Class A	4,570	$211,591
Altra Industrial Motion Corp.	4,020	148,338
Applied Industrial Technologies, Inc.	5,791	343,985
Briggs & Stratton Corp.	6,781	150,945
Chart Industries, Inc. (a)	4,883	175,886
Columbus McKinnon Corp.	3,030	81,931
DXP Enterprises, Inc. (a)	2,480	86,155
The ExOne Co. (a) (b)	1,642	15,336
Gencor Industries, Inc. (a)	1,200	18,840
The Gorman-Rupp Co.	2,862	88,579
Hurco Cos., Inc.	1,082	35,814
iRobot Corp. (a)	4,279	250,108
Kadant, Inc.	1,727	105,692
Lindsay Corp. (b)	1,692	126,240
The Manitowoc Co., Inc. (a)	20,429	122,165
NACCO Industries, Inc. Class A	602	54,511
Power Solutions International, Inc. (a)	908	6,810
Proto Labs, Inc. (a)	3,933	201,960
SPX FLOW, Inc. (a)	5,641	180,851
Tennant Co.	2,790	198,648

		2,719,829

Manufacturing — 1.7%
Actuant Corp. Class A	9,382	243,463
American Railcar Industries, Inc. (b)	1,218	55,163
AZZ, Inc.	4,129	263,843
Barnes Group, Inc.	8,007	379,692
The Brink’s Co.	7,192	296,670
Chase Corp.	1,143	95,498
CLARCOR, Inc.	7,566	623,968
EnPro Industries, Inc.	3,436	231,449
ESCO Technologies, Inc.	4,037	228,696
Federal Signal Corp.	9,556	149,169
FreightCar America, Inc.	1,912	28,546
GP Strategies Corp. (a)	1,974	56,456
Griffon Corp.	4,847	126,991
Handy & Harman Ltd. (a)	563	14,385
Harsco Corp.	12,869	175,018
John Bean Technologies Corp.	4,644	399,152
Koppers Holdings, Inc. (a)	3,255	131,177
LSB Industries, Inc. (a) (b)	3,124	26,304
Lydall, Inc. (a)	2,652	164,026
Matthews International Corp. Class A	5,092	391,320
Myers Industries, Inc.	3,415	48,835
NL Industries, Inc. (a)	1,398	11,394
Park-Ohio Holdings Corp.	1,334	56,828
Raven Industries, Inc.	5,796	146,059
Standex International Corp.	2,027	178,072
Sturm, Ruger & Co., Inc. (b)	2,958	155,887
Tredegar Corp.	4,114	98,736
Trimas Corp. (a)	7,199	169,177
Trinseo SA	4,340	257,362

		5,203,336

	Number of Shares	Value
Metal Fabricate & Hardware — 0.9%
Advanced Drainage Systems, Inc. (b)	5,582	$114,989
Ampco-Pittsburgh Corp.	1,322	22,144
Atkore International Group, Inc. (a)	1,923	45,979
Circor International, Inc.	2,634	170,894
Commercial Metals Co.	18,301	398,596
Global Brass & Copper Holdings, Inc.	3,410	116,963
Haynes International, Inc.	2,017	86,711
Lawson Products, Inc. (a)	1,005	23,919
Mueller Industries, Inc.	9,017	360,319
Mueller Water Products, Inc. Class A	24,854	330,807
NN, Inc.	4,299	81,896
Omega Flex, Inc.	473	26,374
RBC Bearings, Inc. (a)	3,614	335,415
Rexnord Corp. (a)	13,233	259,234
Sun Hydraulics Corp.	3,714	148,449
TimkenSteel Corp. (a)	6,377	98,716
Worthington Industries, Inc.	7,179	340,572

		2,961,977

Miscellaneous – Manufacturing — 0.1%
American Outdoor Brands Corp. (a)	8,737	184,176

Packaging & Containers — 0.1%
AEP Industries, Inc.	626	72,679
Greif, Inc.	891	60,187
Greif, Inc. Class A	4,087	209,704
Multi Packaging Solutions International Ltd. (a)	3,328	47,457
UFP Technologies, Inc. (a)	962	24,483

		414,510

Transportation — 1.6%
Air Transport Services Group, Inc. (a)	7,771	124,025
ArcBest Corp.	3,942	108,996
Ardmore Shipping Corp. (b)	4,225	31,265
Atlas Air Worldwide Holdings, Inc. (a)	3,916	204,219
Bristow Group, Inc.	5,493	112,497
CAI International, Inc. (a)	2,499	21,666
Celadon Group, Inc. (b)	4,134	29,558
Costamare, Inc.	3,967	22,215
Covenant Transportation Group, Inc. Class A (a)	1,977	38,235
DHT Holdings, Inc. (b)	14,192	58,755
Dorian LPG Ltd. (a) (b)	4,129	33,899
Echo Global Logistics, Inc. (a)	4,608	115,430
Era Group, Inc. (a)	2,980	50,571
Forward Air Corp.	4,753	225,197
Frontline Ltd. (b)	10,598	75,352
GasLog Ltd.	6,593	106,147
Gener8 Maritime, Inc. (a)	5,888	26,378
Golar LNG Ltd. (b)	15,315	351,326
Heartland Express, Inc.	7,322	149,076
Hub Group, Inc. Class A (a)	5,350	234,063
International Seaways, Inc. (a)	2,561	35,957

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Knight Transportation, Inc.	10,649	$351,950
Marten Transport Ltd.	3,721	86,699
Matson, Inc.	6,901	244,226
Navios Maritime Acquisition Corp.	12,853	21,850
Nordic American Tankers Ltd. (b)	15,762	132,401
Overseas Shipholding Group, Inc. Class A	5,983	22,915
PAM Transportation Services, Inc. (a)	400	10,392
PHI, Inc. (a)	1,833	33,031
Radiant Logistics, Inc. (a)	5,966	23,267
Roadrunner Transportation Systems, Inc. (a)	4,853	50,423
Saia, Inc. (a)	4,021	177,527
Scorpio Bulkers, Inc. (a) (b)	8,893	44,910
Scorpio Tankers, Inc.	26,279	119,044
Ship Finance International Ltd. (b)	9,585	142,337
Swift Transportation Co. (a) (b)	11,908	290,079
Teekay Corp.	7,580	60,867
Teekay Tankers Ltd. Class A	18,274	41,299
Universal Logistics Holdings, Inc.	1,368	22,367
USA Truck, Inc. (a)	1,273	11,088
Werner Enterprises, Inc.	7,112	191,668
XPO Logistics, Inc. (a) (b)	15,617	674,030
YRC Worldwide, Inc. (a) (b)	5,045	66,998

		4,974,195

Trucking & Leasing — 0.2%
Aircastle Ltd.	7,634	159,169
GATX Corp. (b)	6,525	401,810
The Greenbrier Cos., Inc. (b)	4,325	179,704
Textainer Group Holdings Ltd.	3,641	27,125
Willis Lease Finance Corp. (a)	585	14,964

		782,772

		42,028,466

Technology — 9.7%
Computers — 2.5%
3D Systems Corp. (a) (b)	17,130	227,658
A10 Networks, Inc. (a)	6,833	56,782
Agilysys, Inc. (a)	2,615	27,091
CACI International, Inc. Class A (a)	3,875	481,662
Carbonite, Inc. (a)	2,759	45,248
Cogint, Inc. (a) (b)	2,486	8,577
Cray, Inc. (a)	6,453	133,577
Datalink Corp. (a)	3,154	35,514
Diebold Nixdorf, Inc. (b)	10,926	274,789
Digimarc Corp. (a)	1,510	45,300
DMC Global, Inc.	2,353	37,295
Electronics for Imaging, Inc. (a)	7,491	328,555
Engility Holdings, Inc. (a)	2,906	97,932
Immersion Corp. (a) (b)	4,594	48,834
j2 Global, Inc.	7,502	613,664
The KEYW Holding Corp. (a)	5,883	69,361

	Number of Shares	Value
LivePerson, Inc. (a)	8,712	$65,776
LogMeIn, Inc.	4,014	387,552
Lumentum Holdings, Inc. (a)	8,062	311,596
MAXIMUS, Inc.	10,234	570,955
Maxwell Technologies, Inc. (a) (b)	4,743	24,284
Mentor Graphics Corp.	17,081	630,118
Mercury Computer Systems, Inc. (a)	6,221	187,999
Mitek Systems, Inc. (a)	4,704	28,930
MTS Systems Corp.	2,675	151,672
NCI, Inc. Class A	929	12,960
NetScout Systems, Inc. (a)	14,287	450,040
Nimble Storage, Inc. (a)	10,287	81,473
Pure Storage, Inc. Class A (a)	10,884	123,098
RadiSys Corp. (a)	5,351	23,705
Science Applications International Corp.	6,739	571,467
SecureWorks Corp. Class A (a)	933	9,880
Silver Spring Networks, Inc. (a)	6,144	81,777
Stratasys Ltd. (a)	7,832	129,541
Super Micro Computer, Inc. (a)	6,168	173,012
Sykes Enterprises, Inc. (a)	6,161	177,806
Synaptics, Inc. (a)	5,596	299,834
Syntel, Inc.	5,212	103,145
Tessera Holding Corp.	7,848	346,882
Unisys Corp. (a) (b)	8,101	121,110
USA Technologies, Inc. (a)	5,382	23,143
Varonis Systems, Inc. (a)	1,672	44,810
Virtusa Corp. (a)	4,467	112,211

		7,776,615

Office Equipment/Supplies — 0.0%
ARC Document Solutions, Inc. (a)	6,379	32,405
Eastman Kodak Co. (a)	2,654	41,137

		73,542

Semiconductors — 3.4%
Advanced Micro Devices, Inc. (a)	119,976	1,360,528
Alpha & Omega Semiconductor Ltd. (a)	2,954	62,832
Ambarella, Inc. (a) (b)	5,108	276,496
Amkor Technology, Inc. (a)	15,964	168,420
Applied Micro Circuits Corp. (a)	12,228	100,881
Axcelis Technologies, Inc. (a)	4,556	66,290
Brooks Automation, Inc.	10,837	184,988
Cabot Microelectronics Corp.	3,754	237,140
Cavium, Inc. (a)	10,285	642,195
Ceva, Inc. (a)	3,181	106,723
Cirrus Logic, Inc. (a)	9,995	565,117
Cohu, Inc.	4,354	60,521
Diodes, Inc. (a)	6,100	156,587
DSP Group, Inc. (a)	3,377	44,070
EMCORE Corp.	3,930	34,191
Entegris, Inc. (a)	22,550	403,645
Exar Corp. (a)	6,742	72,679

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Formfactor, Inc. (a)	11,021	$123,435
GigPeak, Inc. (a)	9,032	22,761
Impinj, Inc. (a) (b)	837	29,580
Inphi Corp. (a)	6,407	285,880
Integrated Device Technology, Inc. (a)	21,490	506,304
Intersil Corp. Class A	21,394	477,086
IXYS Corp.	3,908	46,505
Kopin Corp. (a)	9,568	27,173
Lattice Semiconductor Corp. (a)	19,166	141,062
MaxLinear, Inc. Class A (a)	8,911	194,260
Microsemi Corp. (a)	18,160	980,095
MKS Instruments, Inc.	8,481	503,771
Monolithic Power Systems, Inc.	6,179	506,245
Nanometrics, Inc. (a)	3,834	96,080
Photronics, Inc. (a)	10,514	118,808
Power Integrations, Inc.	4,368	296,369
Rambus, Inc. (a)	17,355	238,978
Rudolph Technologies, Inc. (a)	4,837	112,944
Semtech Corp. (a)	10,310	325,281
Sigma Designs, Inc. (a)	5,653	33,918
Silicon Laboratories, Inc. (a)	6,576	427,440
Ultra Clean Holdings, Inc. (a)	5,088	49,354
Ultratech, Inc. (a)	3,526	84,553
Veeco Instruments, Inc. (a)	6,344	184,928
Xcerra Corp. (a)	8,192	62,587

		10,418,700

Software — 3.8%
2U, Inc. (a)	5,853	176,468
ACI Worldwide, Inc. (a)	18,408	334,105
Actua Corp. (a)	5,858	82,012
Acxiom Corp. (a)	12,354	331,087
Amber Road, Inc. (a)	2,725	24,743
American Software, Inc. Class A	4,048	41,816
Appfolio, Inc. Class A (a) (b)	1,142	27,237
Apptio, Inc. Class A (a)	1,113	20,624
Aspen Technology, Inc. (a)	12,438	680,110
Avid Technology, Inc. (a)	4,945	21,758
Benefitfocus, Inc. (a)	1,994	59,222
Blackbaud, Inc.	7,519	481,216
Blackline, Inc. (a)	1,595	44,070
Bottomline Technologies, Inc. (a)	6,407	160,303
BroadSoft, Inc. (a)	4,693	193,586
Callidus Software, Inc. (a)	9,737	163,582
Castlight Health, Inc. Class B (a)	6,059	29,992
CommVault Systems, Inc. (a)	6,167	316,984
Computer Programs & Systems, Inc. (b)	1,741	41,088
Cornerstone OnDemand, Inc. (a)	8,030	339,749
Coupa Software, Inc. (a)	1,373	34,339
CSG Systems International, Inc.	5,113	247,469
Digi International, Inc. (a)	4,076	56,045
Ebix, Inc. (b)	4,020	229,341

	Number of Shares	Value
Envestnet, Inc. (a)	6,607	$232,897
EPAM Systems, Inc. (a)	7,682	494,029
Everbridge, Inc. (a)	1,391	25,664
Evolent Health, Inc. Class A (a) (b)	2,568	38,006
Exa Corp. (a)	2,341	35,958
Fair Isaac Corp.	4,935	588,351
Five9, Inc. (a)	5,375	76,271
Globant SA (a) (b)	4,105	136,902
Glu Mobile, Inc. (a) (b)	17,211	33,389
Guidance Software, Inc. (a)	3,397	24,051
Hortonworks, Inc. (a) (b)	6,306	52,403
HubSpot, Inc. (a)	4,604	216,388
Imperva, Inc. (a)	4,572	175,565
InnerWorkings, Inc. (a)	5,988	58,982
Instructure, Inc. (a) (b)	1,655	32,355
Jive Software, Inc. (a)	9,656	42,004
Majesco (a)	1,107	6,731
ManTech International Corp. Class A	3,935	166,254
Medidata Solutions, Inc. (a)	8,769	435,556
MicroStrategy, Inc. Class A (a)	1,513	298,666
MINDBODY, Inc. Class A (a) (b)	2,275	48,457
MobileIron, Inc. (a)	7,420	27,825
Model N, Inc. (a)	3,518	31,134
Monotype Imaging Holdings, Inc.	6,492	128,866
NantHealth, Inc. (a) (b)	992	9,860
New Relic, Inc. (a)	3,525	99,581
Omnicell, Inc. (a)	5,684	192,688
Park City Group, Inc. (a)	2,220	28,194
Paycom Software, Inc. (a) (b)	7,016	319,158
PDF Solutions, Inc. (a)	4,357	98,250
pdvWireless, Inc. (a) (b)	1,547	34,885
Pegasystems, Inc.	5,748	206,928
Planet Payment, Inc. (a)	6,373	26,002
Progress Software Corp.	7,979	254,769
Proofpoint, Inc. (a)	6,508	459,790
PROS Holdings, Inc. (a)	4,070	87,586
QAD, Inc. Class A	1,489	45,266
Quality Systems, Inc.	8,212	107,988
Qualys, Inc. (a)	4,338	137,298
RealPage, Inc. (a)	8,612	258,360
Rosetta Stone, Inc. (a)	2,902	25,857
Sapiens International Corp. NV	3,789	54,334
Synchronoss Technologies, Inc. (a)	6,581	252,052
SYNNEX Corp.	4,658	563,711
Tabula Rasa HealthCare, Inc. (a)	798	11,954
Take-Two Interactive Software, Inc. (a)	13,265	653,832
Tangoe, Inc./CT (a)	4,392	34,609
Verint Systems, Inc. (a)	9,893	348,728
Workiva, Inc. (a) (b)	3,408	46,519
Xactly Corp. (a)	3,580	39,380

		11,941,229

		30,210,086

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Utilities — 3.4%
Electric — 1.7%
Allete, Inc.	7,911	$507,807
Ameresco, Inc. Class A (a)	3,436	18,898
Atlantic Power Corp.	19,184	47,960
Atlantica Yield PLC	9,405	181,987
Avista Corp.	10,075	402,899
Black Hills Corp.	8,238	505,319
Dynegy, Inc. (a)	18,672	157,965
El Paso Electric Co.	6,457	300,251
The Empire District Electric Co.	6,995	238,460
EnerNOC, Inc. (a)	4,172	25,032
Genie Energy Ltd. Class B	1,996	11,477
IDACORP, Inc.	8,040	647,622
MGE Energy, Inc.	5,583	364,570
NorthWestern Corp.	7,722	439,150
NRG Yield, Inc. Class A	5,670	87,091
NRG Yield, Inc. Class C	10,153	160,417
Ormat Technologies, Inc.	6,214	333,195
Otter Tail Corp.	6,088	248,390
Portland General Electric Co.	14,246	617,279
Spark Energy, Inc. Class A (b)	735	22,271
Unitil Corp.	2,245	101,788

		5,419,828

Gas — 1.3%
Chesapeake Utilities Corp.	2,499	167,308
Delta Natural Gas Co., Inc.	1,028	30,151
New Jersey Resources Corp.	13,710	486,705
Northwest Natural Gas Co.	4,378	261,804
ONE Gas, Inc.	8,330	532,787
PNM Resources, Inc.	12,755	437,496
South Jersey Industries, Inc.	12,750	429,548
Southwest Gas Corp.	7,559	579,171
Spire, Inc.	7,128	460,112
WGL Holdings, Inc.	8,053	614,283

		3,999,365

Water — 0.4%
American States Water Co.	5,846	266,344
Artesian Resources Corp. Class A	1,186	37,881
California Water Service Group	7,682	260,420
Connecticut Water Service, Inc.	1,769	98,798
Consolidated Water Co., Inc.	2,235	24,250
Global Water Resources, Inc. (b)	1,281	11,657
Middlesex Water Co.	2,563	110,055
Pico Holdings, Inc. (a)	3,428	51,934
SJW Group	2,610	146,108
The York Water Co.	2,090	79,838

		1,087,285

		10,506,478

	Number of Shares	Value
TOTAL COMMON STOCK (Cost $268,188,206)		$300,397,587

TOTAL EQUITIES (Cost $268,188,206)		300,397,587

RIGHTS — 0.0%
Consumer, Non-cyclical — 0.0%
Pharmaceuticals — 0.0%
Dyax Corp. (a) (c)	23,469	-

TOTAL RIGHTS (Cost $26,051)		-

MUTUAL FUNDS — 9.2%
Diversified Financial — 9.2%
State Street Navigator Securities Lending Prime Portfolio (d)	28,530,666	28,530,666

TOTAL MUTUAL FUNDS (Cost $28,530,666)		28,530,666

TOTAL LONG-TERM INVESTMENTS (Cost $296,744,923)		328,928,253

	Principal Amount
SHORT-TERM INVESTMENTS — 3.4%
Repurchase Agreement — 3.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 12/30/16, 0.010%, due 1/03/17 (e)	$9,821,063	9,821,063

U.S. Treasury Bill — 0.3%
U.S. Treasury Bill (f) 0.000% 3/02/17	835,000	834,349

TOTAL SHORT-TERM INVESTMENTS (Cost $10,655,427)		10,655,412

TOTAL INVESTMENTS — 109.2% (Cost $307,400,350) (g)		339,583,665

Other Assets/(Liabilities) — (9.2)%		(28,749,643)

NET ASSETS — 100.0%		$310,834,022

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2016, was $27,727,166 or 8.92% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2016, these securities amounted to a value of $22,339 or 0.01% of net assets.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $9,821,074. Collateralized by U.S. Government Agency obligations with a rate of 1.625%, maturity date of 4/30/19, and an aggregate market value, including accrued interest, of $10,020,032.
(f)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments

December 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.5%

COMMON STOCK — 97.3%
Basic Materials — 3.6%
Chemicals — 2.9%
Air Products & Chemicals, Inc.	224,000	$32,215,680
Ashland Global Holdings, Inc.	178,000	19,453,620
CF Industries Holdings, Inc.	107,729	3,391,309
FMC Corp.	70,085	3,964,007
RPM International, Inc.	449,000	24,169,670
The Sherwin-Williams Co.	36,742	9,874,045
Valvoline, Inc. (a)	310,000	6,665,000

		99,733,331

Mining — 0.7%
Franco-Nevada Corp. (a)	252,000	15,059,520
Vulcan Materials Co.	70,293	8,797,169

		23,856,689

		123,590,020

Communications — 4.0%
Internet — 2.0%
Cogent Communications Holdings, Inc.	130,303	5,388,029
Dropbox, Inc. (b) (c)	32,717	315,065
Equinix, Inc.	5,000	1,787,050
Expedia, Inc.	59,204	6,706,629
Match Group, Inc. (a) (c)	303,656	5,192,518
TripAdvisor, Inc. (c)	167,000	7,743,790
VeriSign, Inc. (a) (c)	392,000	29,819,440
Zillow Group, Inc. Class A (a) (c)	116,000	4,228,200
Zillow Group, Inc. Class C (a) (c)	164,000	5,981,080

		67,161,801

Media — 0.3%
FactSet Research Systems, Inc.	67,000	10,949,810

Telecommunications — 1.7%
DigitalGlobe, Inc. (a) (c)	535,700	15,347,805
Palo Alto Networks, Inc. (c)	22,000	2,751,100
SBA Communications Corp. Class A (c)	119,093	12,297,543
T-Mobile US, Inc. (c)	494,000	28,409,940

		58,806,388

		136,917,999

Consumer, Cyclical — 16.3%
Apparel — 0.7%
Carter’s, Inc.	155,000	13,390,450
Hanesbrands, Inc.	444,000	9,577,080

		22,967,530

Auto Manufacturers — 0.5%
Ferrari NV	171,000	9,941,940

	Number of Shares	Value
Tesla Motors, Inc. (a) (c)	41,000	$8,761,290

		18,703,230

Automotive & Parts — 0.3%
WABCO Holdings, Inc. (c)	84,000	8,916,600

Distribution & Wholesale — 0.8%
Beacon Roofing Supply, Inc. (c)	172,936	7,967,162
HD Supply Holdings, Inc. (c)	234,443	9,966,172
LKQ Corp. (c)	291,322	8,929,019

		26,862,353

Entertainment — 0.3%
Vail Resorts, Inc.	54,368	8,770,102

Home Furnishing — 0.4%
Harman International Industries, Inc.	122,000	13,561,520

Leisure Time — 2.2%
Brunswick Corp.	195,052	10,638,136
Norwegian Cruise Line Holdings Ltd. (c)	1,005,000	42,742,650
Royal Caribbean Cruises Ltd.	262,439	21,530,495

		74,911,281

Lodging — 2.1%
Choice Hotels International, Inc.	110,000	6,165,500
Marriott International, Inc. Class A	500,000	41,340,000
MGM Resorts International (c)	866,819	24,990,392

		72,495,892

Retail — 8.6%
AutoZone, Inc. (c)	55,000	43,438,450
Burlington Stores, Inc. (c)	169,000	14,322,750
CarMax, Inc. (a) (c)	523,000	33,675,970
Coach, Inc.	805,000	28,191,100
Dick’s Sporting Goods, Inc.	199,000	10,566,900
Dollar General Corp.	691,331	51,206,887
Dollar Tree, Inc. (c)	76,182	5,879,727
L Brands, Inc.	253,000	16,657,520
The Michaels Cos., Inc. (c)	836,000	17,096,200
O’Reilly Automotive, Inc. (c)	151,589	42,203,894
PVH Corp.	101,000	9,114,240
Ross Stores, Inc.	268,362	17,604,547
Texas Roadhouse, Inc.	90,213	4,351,875

		294,310,060

Textiles — 0.4%
Cintas Corp.	129,656	14,983,047

		556,481,615

Consumer, Non-cyclical — 30.0%
Beverages — 0.2%
Brown-Forman Corp. Class B	83,191	3,736,940

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Monster Beverage Corp. (c)	80,093	$3,551,323

		7,288,263

Biotechnology — 2.7%
Alkermes PLC (c)	691,591	38,438,628
Illumina, Inc. (c)	144,137	18,455,301
Incyte Corp. (c)	250,733	25,140,998
Vertex Pharmaceuticals, Inc. (c)	139,000	10,240,130

		92,275,057

Commercial Services — 10.9%
Aramark	901,616	32,205,723
Bright Horizons Family Solutions, Inc. (c)	64,378	4,507,748
Equifax, Inc.	456,572	53,980,508
Euronet Worldwide, Inc. (c)	178,000	12,892,540
FleetCor Technologies, Inc. (c)	178,000	25,190,560
Gartner, Inc. (c)	206,524	20,873,381
Genpact Ltd. (c)	194,775	4,740,823
Global Payments, Inc.	640,430	44,452,246
IHS Markit Ltd. (c)	980,000	34,701,800
KAR Auction Services, Inc.	672,913	28,679,552
ManpowerGroup, Inc.	55,000	4,887,850
Moody’s Corp.	46,463	4,380,067
PAREXEL International Corp. (c)	73,167	4,808,535
Sabre Corp. (a)	676,000	16,866,200
SEI Investments Co.	35,384	1,746,554
TransUnion (c)	171,000	5,289,030
Vantiv, Inc. Class A (c)	667,109	39,773,039
Verisk Analytics, Inc. (c)	364,000	29,545,880
Wework Cos., Inc. Class A (b)	47,262	1,531,289

		371,053,325

Foods — 1.9%
Blue Buffalo Pet Products, Inc. (c)	505,814	12,159,769
Conagra Brands, Inc.	500,000	19,775,000
Sprouts Farmers Market, Inc. (c)	772,775	14,620,903
TreeHouse Foods, Inc. (a) (c)	253,000	18,264,070

		64,819,742

Health Care – Products — 8.7%
Align Technology, Inc. (c)	67,877	6,525,016
Bruker Corp. (a)	1,018,000	21,561,240
C.R. Bard, Inc.	57,448	12,906,268
The Cooper Cos., Inc.	297,315	52,009,313
Dexcom, Inc. (c)	39,008	2,328,778
Edwards Lifesciences Corp. (c)	65,839	6,169,114
Henry Schein, Inc. (c)	140,000	21,239,400
Hologic, Inc. (c)	1,145,000	45,937,400
IDEXX Laboratories, Inc. (c)	140,000	16,417,800
Intuitive Surgical, Inc. (c)	44,000	27,903,480
QIAGEN NV (c)	137,327	3,847,902
STERIS PLC	136,293	9,184,785
Teleflex, Inc.	344,425	55,504,089

	Number of Shares	Value
West Pharmaceutical Services, Inc.	178,000	$15,099,740

		296,634,325

Health Care – Services — 3.6%
Acadia Healthcare Co., Inc. (a) (c)	290,000	9,599,000
Catalent, Inc. (c)	722,000	19,465,120
DENTSPLY SIRONA, Inc.	560,092	32,334,111
Envision Healthcare Corp. (c)	309,000	19,556,610
MEDNAX, Inc. (c)	559,000	37,262,940
Universal Health Services, Inc. Class B	27,697	2,946,407

		121,164,188

Pharmaceuticals — 2.0%
Alnylam Pharmaceuticals, Inc. (a) (c)	139,000	5,204,160
BioMarin Pharmaceutical, Inc. (c)	91,772	7,602,393
Neurocrine Biosciences, Inc. (c)	56,000	2,167,200
Quintiles IMS Holdings, Inc. (c)	202,000	15,362,100
TESARO, Inc. (a) (c)	49,000	6,589,520
Zoetis, Inc.	593,632	31,777,121

		68,702,494

		1,021,937,394

Energy — 1.7%
Oil & Gas — 1.7%
ARC Resources Ltd. (a)	447,000	7,693,866
Carrizo Oil & Gas, Inc. (c)	190,222	7,104,792
Centennial Resource Development, Inc. (b) (c)	124,621	2,265,637
Cimarex Energy Co.	46,000	6,251,400
Concho Resources, Inc. (c)	92,960	12,326,496
EQT Corp.	359,000	23,478,600

		59,120,791

Financial — 10.3%
Banks — 0.5%
Popular, Inc.	14,732	645,557
Signature Bank (c)	66,036	9,918,607
Webster Financial Corp.	95,961	5,208,763

		15,772,927

Commercial Services — 0.6%
CoreLogic, Inc. (a) (c)	562,000	20,698,460

Diversified Financial — 6.0%
Alliance Data Systems Corp.	28,081	6,416,509
Bats Global Markets, Inc.	171,000	5,730,210
CBOE Holdings, Inc.	450,000	33,250,500
E*TRADE Financial Corp. (c)	534,356	18,515,435
FNF Group	1,230,000	41,770,800
Intercontinental Exchange, Inc.	620,000	34,980,400
Nasdaq, Inc.	152,930	10,264,662
Raymond James Financial, Inc.	178,657	12,375,570
TD Ameritrade Holding Corp.	866,000	37,757,600

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
WisdomTree Investments, Inc. (a)	239,895	$2,672,430

		203,734,116

Insurance — 3.0%
Aon PLC	107,565	11,996,724
The Progressive Corp.	867,000	30,778,500
Willis Towers Watson PLC	497,888	60,881,745

		103,656,969

Real Estate — 0.2%
Jones Lang LaSalle, Inc.	55,000	5,557,200

		349,419,672

Industrial — 19.1%
Aerospace & Defense — 1.7%
Harris Corp.	336,000	34,429,920
Rockwell Collins, Inc.	261,000	24,210,360

		58,640,280

Airlines — 0.2%
United Continental Holdings, Inc. (c)	78,060	5,689,013

Building Materials — 1.2%
Eagle Materials, Inc.	94,474	9,308,523
Martin Marietta Materials, Inc.	143,742	31,843,165

		41,151,688

Electrical Components & Equipment — 0.7%
Acuity Brands, Inc.	56,000	12,928,160
Mobileye NV (a) (c)	121,310	4,624,337
Universal Display Corp. (a) (c)	123,597	6,958,511

		24,511,008

Electronics — 5.2%
Agilent Technologies, Inc.	778,000	35,445,680
Allegion PLC	423,000	27,072,000
Amphenol Corp. Class A	94,502	6,350,534
Flex Ltd. (c)	241,430	3,469,349
Fortive Corp.	412,000	22,095,560
IMAX Corp. (a) (c)	143,092	4,493,089
Keysight Technologies, Inc. (c)	867,000	31,706,190
Mettler-Toledo International, Inc. (c)	25,000	10,464,000
Sensata Technologies Holding NV (c)	778,000	30,303,100
Woodward, Inc.	94,039	6,493,393

		177,892,895

Environmental Controls — 1.4%
Stericycle, Inc. (c)	72,772	5,606,355
Waste Connections, Inc.	541,976	42,593,894

		48,200,249

Machinery – Diversified — 3.8%
Cognex Corp.	141,000	8,970,420
IDEX Corp.	469,000	42,238,140

	Number of Shares	Value
The Middleby Corp. (c)	101,000	$13,009,810
Roper Technologies, Inc.	222,000	40,643,760
Wabtec Corp.	38,236	3,174,353
Xylem, Inc. (a)	416,000	20,600,320

		128,636,803

Manufacturing — 2.1%
Colfax Corp. (c)	251,000	9,018,430
Textron, Inc.	1,283,000	62,302,480

		71,320,910

Miscellaneous – Manufacturing — 0.2%
A.O. Smith Corp.	147,359	6,977,449

Packaging & Containers — 1.3%
Ball Corp.	449,017	33,707,706
Berry Plastics Group, Inc. (c)	167,232	8,149,216

		41,856,922

Transportation — 1.3%
J.B. Hunt Transport Services, Inc.	171,262	16,624,402
Kansas City Southern	281,000	23,842,850
Old Dominion Freight Line, Inc. (c)	55,000	4,718,450

		45,185,702

		650,062,919

Technology — 12.3%
Computers — 1.1%
Cadence Design Systems, Inc. (c)	501,945	12,659,053
Computer Sciences Corp.	55,561	3,301,435
CSRA, Inc.	371,641	11,833,049
Fortinet, Inc. (c)	113,861	3,429,493
Jack Henry & Associates, Inc.	59,736	5,303,362

		36,526,392

Semiconductors — 3.3%
Integrated Device Technology, Inc. (c)	210,267	4,953,891
KLA-Tencor Corp.	112,000	8,812,160
Lam Research Corp.	100,098	10,583,362
Microchip Technology, Inc. (a)	726,000	46,572,900
NXP Semiconductor NV (c)	197,000	19,307,970
Qorvo, Inc. (c)	168,410	8,880,259
Xilinx, Inc.	222,000	13,402,140

		112,512,682

Software — 7.9%
Activision Blizzard, Inc.	226,526	8,179,854
Atlassian Corp. PLC Class A (c)	472,000	11,365,760
Black Knight Financial Services, Inc. Class A (a) (c)	20,318	768,020
CDK Global, Inc.	252,394	15,065,398
Electronic Arts, Inc. (c)	381,656	30,059,226
Fidelity National Information Services, Inc.	195,000	14,749,800
Fiserv, Inc. (c)	585,000	62,173,800

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Guidewire Software, Inc. (c)	121,000	$5,968,930
MSCI, Inc.	222,000	17,489,160
Red Hat, Inc. (c)	574,228	40,023,692
ServiceNow, Inc. (c)	111,000	8,251,740
Splunk, Inc. (c)	226,000	11,559,900
SS&C Technologies Holdings, Inc	445,000	12,727,000
Tableau Software, Inc. Class A (c)	202,000	8,514,300
Veeva Systems, Inc. Class A (c)	333,000	13,553,100
Workday, Inc. Class A (a) (c)	170,000	11,235,300

		271,684,980

		420,724,054

TOTAL COMMON STOCK (Cost $2,783,795,301)		3,318,254,464

PREFERRED STOCK — 0.2%
Communications — 0.1%
Internet — 0.1%
Dropbox, Inc. Series A (b) (c)	40,629	391,257
Dropbox, Inc. Series A 1 (b) (c)	199,577	1,921,927

		2,313,184

Consumer, Non-cyclical — 0.1%
Commercial Services — 0.1%
Wework, Inc. Series D 1 (b) (c)	83,736	2,713,046
Wework, Inc. Series D 2 (b) (c)	65,792	2,131,661

		4,844,707

TOTAL PREFERRED STOCK (Cost $4,663,463)		7,157,891

TOTAL EQUITIES (Cost $2,788,458,764)		3,325,412,355

MUTUAL FUNDS — 3.7%
Diversified Financial — 3.7%
State Street Navigator Securities Lending Prime Portfolio (d)	125,388,719	125,388,719
T. Rowe Price Government Reserve Investment Fund	12,095	12,095

TOTAL MUTUAL FUNDS (Cost $125,400,814)		125,400,814

TOTAL LONG-TERM INVESTMENTS (Cost $2,913,859,578)		3,450,813,169

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 3.6%
Repurchase Agreement — 3.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 12/30/16, 0.010%, due 1/03/17 (e)	$124,616,526	$124,616,526

TOTAL SHORT-TERM INVESTMENTS (Cost $124,616,526)		124,616,526

TOTAL INVESTMENTS — 104.8% (Cost $3,038,476,104) (f)		3,575,429,695

Other Assets/(Liabilities) — (4.8)%		(165,350,129)

NET ASSETS — 100.0%		$3,410,079,566

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2016, was $122,528,808 or 3.59% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2016, these securities amounted to a value of $11,269,882 or 0.33% of net assets.
(c)	Non-income producing security.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $124,616,665. Collateralized by U.S. Government Agency obligations with rates ranging from 1.500% – 3.750%, maturity dates ranging from 11/15/18 – 11/30/19, and an aggregate market value, including accrued interest, of $127,117,533.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments

December 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 101.0%

COMMON STOCK — 99.8%
Basic Materials — 3.0%
Chemicals — 2.2%
Ingevity Corp. (a)	40,497	$2,221,665
Methanex Corp. (b)	72,417	3,171,865
Minerals Technologies, Inc.	19,613	1,515,104
Platform Specialty Products Corp. (a)	230,286	2,259,105
PolyOne Corp.	52,411	1,679,248

		10,846,987

Forest Products & Paper — 0.2%
KapStone Paper and Packaging Corp.	32,200	710,010

Iron & Steel — 0.2%
AK Steel Holding Corp. (a)	113,530	1,159,141

Mining — 0.4%
US Silica Holdings, Inc.	30,254	1,714,797

		14,430,935

Communications — 5.4%
Internet — 2.7%
Dropbox, Inc. (a) (c)	28,181	271,383
GoDaddy, Inc. Class A (a) (b)	51,437	1,797,723
GrubHub, Inc. (a) (b)	47,620	1,791,464
Just Eat PLC (a)	143,305	1,029,405
Mimecast Ltd. (a)	38,654	691,907
Shopify, Inc. Class A (a)	51,970	2,227,954
Stamps.com, Inc. (a)	12,464	1,428,998
The Trade Desk, Inc. Class A (a) (b)	2,417	66,878
Wix.com Ltd. (a)	58,608	2,610,986
Zillow Group, Inc. Class C (a)	30,361	1,107,266

		13,023,964

Media — 0.3%
The New York Times Co. Class A	128,050	1,703,065

Telecommunications — 2.4%
Arista Networks, Inc. (a)	15,544	1,504,193
Ciena Corp. (a)	85,395	2,084,492
Gigamon, Inc. (a) (b)	35,141	1,600,672
MasTec, Inc. (a)	38,700	1,480,275
Oclaro, Inc. (a)	279,122	2,498,142
ORBCOMM, Inc. (a)	29,728	245,851
Vonage Holdings Corp. (a)	288,765	1,978,040

		11,391,665

		26,118,694

Consumer, Cyclical — 15.1%
Airlines — 0.7%
Hawaiian Holdings, Inc. (a)	7,520	428,640
Spirit Airlines, Inc. (a)	49,661	2,873,385

		3,302,025

	Number of Shares	Value
Apparel — 0.4%
Steven Madden Ltd. (a)	51,518	$1,841,769

Automotive & Parts — 0.4%
Tenneco, Inc. (a)	35,281	2,204,004

Distribution & Wholesale — 2.1%
Beacon Roofing Supply, Inc. (a)	57,895	2,667,223
Pool Corp.	27,200	2,838,048
SiteOne Landscape Supply, Inc. (a)	26,110	906,800
Watsco, Inc.	16,010	2,371,401
WESCO International, Inc. (a)	18,641	1,240,559

		10,024,031

Entertainment — 1.6%
Cinemark Holdings, Inc.	49,170	1,886,161
Marriott Vacations Worldwide Corp.	16,349	1,387,213
National CineMedia, Inc.	126,790	1,867,617
Vail Resorts, Inc.	15,660	2,526,114

		7,667,105

Home Furnishing — 0.4%
La-Z-Boy, Inc.	59,580	1,849,959

Leisure Time — 2.1%
Acushnet Holdings Corp. (a)	65,167	1,284,442
ClubCorp Holdings, Inc.	150,326	2,157,178
Fox Factory Holding Corp. (a)	51,587	1,431,539
LCI Industries	10,300	1,109,825
Lindblad Expeditions Holdings, Inc. (a)	175,910	1,662,349
Planet Fitness, Inc. Class A	128,596	2,584,780

		10,230,113

Lodging — 0.5%
Hyatt Hotels Corp. Class A (a)	25,506	1,409,462
Red Rock Resorts, Inc. Class A (b)	39,260	910,439

		2,319,901

Retail — 6.9%
Bloomin’ Brands, Inc.	101,500	1,830,045
Burlington Stores, Inc. (a)	37,530	3,180,667
The Cheesecake Factory, Inc.	27,824	1,666,101
Chico’s FAS, Inc.	111,901	1,610,255
The Children’s Place, Inc.	14,650	1,478,918
Columbia Sportswear Co.	10,790	629,057
Dave & Buster’s Entertainment, Inc. (a)	26,440	1,488,572
Dick’s Sporting Goods, Inc.	20,208	1,073,045
DSW, Inc. Class A	55,174	1,249,691
FirstCash, Inc.	23,600	1,109,200
Five Below, Inc. (a)	40,984	1,637,721
Jack in the Box, Inc.	9,940	1,109,702
Kate Spade & Co. (a)	188,936	3,527,435
Nu Skin Enterprises, Inc. Class A	37,280	1,781,238

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Ollie’s Bargain Outlet Holdings, Inc. (a)	80,290	$2,284,251
Panera Bread Co. Class A (a) (b)	13,381	2,744,309
Papa John’s International, Inc.	31,360	2,683,789
Texas Roadhouse, Inc.	18,400	887,616
Wingstop, Inc.	44,592	1,319,477

		33,291,089

		72,729,996

Consumer, Non-cyclical — 19.2%
Agriculture — 0.2%
MGP Ingredients, Inc. (b)	20,894	1,044,282

Biotechnology — 2.7%
Aduro Biotech, Inc. (a) (b)	56,800	647,520
Alder Biopharmaceuticals, Inc. (a) (b)	30,757	639,746
Bluebird Bio, Inc. (a) (b)	15,339	946,416
Coherus Biosciences, Inc. (a)	14,894	419,266
Five Prime Therapeutics, Inc. (a)	30,325	1,519,586
Integra LifeSciences Holdings Corp. (a) (b)	22,790	1,955,154
Ionis Pharmaceuticals, Inc. (a) (b)	19,250	920,727
Ironwood Pharmaceuticals, Inc. (a)	46,169	705,924
Ligand Pharmaceuticals, Inc. (a) (b)	9,130	927,699
PTC Therapeutics, Inc. (a)	17,294	188,677
Repligen Corp. (a)	46,540	1,434,363
Ultragenyx Pharmaceutical, Inc. (a) (b)	40,131	2,821,611

		13,126,689

Commercial Services — 3.7%
Alarm.com Holdings, Inc. (a) (b)	36,980	1,029,153
Bright Horizons Family Solutions, Inc. (a)	41,730	2,921,935
Cardtronics PLC Class A (a)	49,121	2,680,533
CoStar Group, Inc. (a)	9,872	1,860,773
H&E Equipment Services, Inc.	48,890	1,136,693
HealthEquity, Inc. (a)	46,240	1,873,645
Monro Muffler Brake, Inc.	22,341	1,277,905
TriNet Group, Inc. (a)	56,981	1,459,853
WEX, Inc. (a)	33,157	3,700,321

		17,940,811

Cosmetics & Personal Care — 0.2%
elf Beauty, Inc. (a)	25,470	737,102

Foods — 0.7%
Greencore Group PLC	439,952	1,337,589
Sanderson Farms, Inc. (b)	20,290	1,912,130

		3,249,719

Health Care – Products — 6.7%
ABIOMED, Inc. (a)	27,271	3,072,896
Align Technology, Inc. (a)	23,635	2,272,033
Bio-Techne Corp.	12,920	1,328,564
Cantel Medical Corp.	34,860	2,745,225

	Number of Shares	Value
Dexcom, Inc. (a)	11,250	$671,625
Globus Medical, Inc. Class A (a)	82,065	2,036,033
Haemonetics Corp. (a)	36,261	1,457,692
ICU Medical, Inc. (a)	6,730	991,665
Inogen, Inc. (a)	29,228	1,963,245
Insulet Corp. (a)	134,685	5,074,931
Masimo Corp. (a)	16,350	1,101,990
MiMedx Group, Inc. (a) (b)	114,700	1,016,242
NuVasive, Inc. (a)	38,060	2,563,722
Penumbra, Inc. (a)	14,210	906,598
West Pharmaceutical Services, Inc.	39,380	3,340,605
Wright Medical Group NV (a)	41,030	942,869
Zeltiq Aesthetics, Inc. (a) (b)	25,750	1,120,640

		32,606,575

Health Care – Services — 2.0%
Acadia Healthcare Co., Inc. (a) (b)	31,065	1,028,251
Kindred Healthcare, Inc.	166,545	1,307,378
LifePoint Health, Inc. (a)	35,576	2,020,717
Molina Healthcare, Inc. (a)	33,700	1,828,562
Surgical Care Affiliates, Inc. (a)	33,340	1,542,642
WellCare Health Plans, Inc. (a)	13,621	1,867,167

		9,594,717

Pharmaceuticals — 3.0%
Aerie Pharmaceuticals, Inc. (a)	37,885	1,433,947
Galapagos NV (a) (b)	15,806	1,014,587
Global Blood Therapeutics, Inc. (a) (b)	27,676	399,918
Kite Pharma, Inc. (a) (b)	12,440	557,809
Neurocrine Biosciences, Inc. (a)	21,860	845,982
Nevro Corp. (a) (b)	19,674	1,429,513
Otonomy, Inc. (a)	37,858	601,942
Portola Pharmaceuticals, Inc. (a)	22,765	510,847
PRA Health Sciences, Inc. (a)	24,290	1,338,865
Sarepta Therapeutics, Inc. (a) (b)	8,130	223,006
TESARO, Inc. (a) (b)	26,666	3,586,044
VCA, Inc. (a)	35,720	2,452,178

		14,394,638

		92,694,533

Diversified — 0.5%
Holding Company – Diversified — 0.5%
FCB Financial Holdings, Inc. Class A (a)	44,724	2,133,335

Energy — 4.0%
Energy – Alternate Sources — 0.6%
First Solar, Inc. (a) (b)	38,445	1,233,700
Pattern Energy Group, Inc. (b)	77,870	1,478,751

		2,712,451

Oil & Gas — 2.7%
Callon Petroleum Co. (a)	191,354	2,941,111

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Centennial Resource Development, Inc. (a) (c)	5,688	$103,409
Centennial Resource Development, Inc. Class A (a) (b)	51,544	1,016,448
Delek US Holdings, Inc.	80,100	1,928,007
Ensco PLC Class A	71,440	694,397
Oasis Petroleum, Inc. (a)	30,250	457,985
Parsley Energy, Inc. Class A (a)	32,190	1,134,376
QEP Resources, Inc.	71,661	1,319,279
Resolute Energy Corp. (a)	2,500	102,975
Rice Energy, Inc. (a)	25,720	549,122
Synergy Resources Corp. (a) (b)	143,377	1,277,489
WPX Energy, Inc. (a)	103,588	1,509,277

		13,033,875

Oil & Gas Services — 0.7%
Forum Energy Technologies, Inc. (a)	129,440	2,847,680
RPC, Inc. (b)	41,200	816,172

		3,663,852

		19,410,178

Financial — 17.6%
Banks — 6.4%
Ameris Bancorp	51,341	2,238,468
ConnectOne Bancorp, Inc.	71,668	1,859,785
Great Western Bancorp, Inc.	51,889	2,261,841
IBERIABANK Corp.	9,780	819,075
MB Financial, Inc.	86,412	4,081,239
Pinnacle Financial Partners, Inc.	37,520	2,600,136
South State Corp.	20,410	1,783,834
State Bank Financial Corp.	55,874	1,500,776
Texas Capital Bancshares, Inc. (a)	49,926	3,914,198
United Community Banks, Inc.	99,552	2,948,730
Western Alliance Bancorp (a)	146,560	7,138,937

		31,147,019

Diversified Financial — 2.8%
Air Lease Corp. (b)	53,138	1,824,228
Evercore Partners, Inc. Class A	19,520	1,341,024
Financial Engines, Inc. (b)	23,590	866,932
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	168,881	3,207,050
MarketAxess Holdings, Inc.	16,440	2,415,365
SLM Corp. (a)	80,940	891,959
WageWorks, Inc. (a)	17,114	1,240,765
WisdomTree Investments, Inc. (b)	173,028	1,927,532

		13,714,855

Diversified Financial Services — 0.3%
Blackhawk Network Holdings, Inc. (a)	33,468	1,260,907

Insurance — 2.5%
Assurant, Inc.	12,973	1,204,673
Assured Guaranty Ltd.	48,575	1,834,678

	Number of Shares	Value
eHealth, Inc. (a)	46,492	$495,140
Horace Mann Educators Corp.	49,594	2,122,623
Kemper Corp.	43,112	1,909,861
MBIA, Inc. (a)	102,591	1,097,724
MGIC Investment Corp. (a)	247,897	2,526,070
Primerica, Inc.	13,100	905,865

		12,096,634

Real Estate — 1.1%
Hilltop Holdings, Inc.	49,500	1,475,100
Kennedy-Wilson Holdings, Inc.	182,322	3,737,601

		5,212,701

Real Estate Investment Trusts (REITS) — 3.4%
Coresite Realty Corp.	20,873	1,656,690
LaSalle Hotel Properties	109,967	3,350,695
Life Storage, Inc.	18,667	1,591,548
MFA Financial, Inc.	236,040	1,800,985
Outfront Media, Inc.	79,100	1,967,217
PS Business Parks, Inc.	18,032	2,101,089
Redwood Trust, Inc.	121,910	1,854,251
Rexford Industrial Realty, Inc.	81,840	1,897,870

		16,220,345

Savings & Loans — 1.1%
Sterling Bancorp	237,765	5,563,701

		85,216,162

Industrial — 17.9%
Aerospace & Defense — 2.6%
Astronics Corp. (a)	27,310	924,171
Curtiss-Wright Corp.	34,120	3,356,043
HEICO Corp.	22,070	1,702,701
HEICO Corp. Class A	12,819	870,410
MACOM Technology Solutions Holdings, Inc. (a)	67,962	3,145,281
Teledyne Technologies, Inc. (a)	20,465	2,517,195

		12,515,801

Building Materials — 2.0%
Armstrong Flooring, Inc. (a)	55,730	1,109,584
Armstrong World Industries, Inc. (a) (b)	38,410	1,605,538
Lennox International, Inc.	13,410	2,054,010
Masonite International Corp. (a)	56,979	3,749,218
Summit Materials, Inc. Class A (a)	46,233	1,099,878

		9,618,228

Electrical Components & Equipment — 0.3%
Littelfuse, Inc.	6,130	930,350
SunPower Corp. (a) (b)	69,260	457,809

		1,388,159

Electronics — 0.9%
Coherent, Inc. (a)	20,119	2,764,049

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Watts Water Technologies, Inc. Class A	29,030	$1,892,756

		4,656,805

Engineering & Construction — 0.7%
Dycom Industries, Inc. (a) (b)	24,620	1,976,740
Granite Construction, Inc.	22,820	1,255,100

		3,231,840

Environmental Controls — 1.1%
AquaVenture Holdings Ltd. (a)	51,100	1,253,483
Clean Harbors, Inc. (a)	71,696	3,989,882

		5,243,365

Hand & Machine Tools — 0.4%
Lincoln Electric Holdings, Inc.	17,190	1,317,957
Regal Beloit Corp.	10,300	713,275

		2,031,232

Machinery – Construction & Mining — 0.4%
Astec Industries, Inc.	29,140	1,965,784

Machinery – Diversified — 2.3%
Altra Industrial Motion Corp.	59,872	2,209,277
Applied Industrial Technologies, Inc.	29,582	1,757,171
BWX Technologies, Inc.	28,120	1,116,364
Cognex Corp.	15,160	964,479
iRobot Corp. (a)	7,640	446,558
The Middleby Corp. (a)	30,563	3,936,820
Zebra Technologies Corp. Class A (a)	10,980	941,645

		11,372,314

Manufacturing — 1.2%
John Bean Technologies Corp.	52,113	4,479,112
Trinseo SA	22,710	1,346,703

		5,825,815

Metal Fabricate & Hardware — 1.5%
Advanced Drainage Systems, Inc. (b)	151,109	3,112,846
Mueller Water Products, Inc. Class A	138,720	1,846,363
RBC Bearings, Inc. (a)	7,210	669,160
The Timken Co.	38,536	1,529,879

		7,158,248

Miscellaneous – Manufacturing — 0.3%
A.O. Smith Corp.	27,280	1,291,708

Packaging & Containers — 0.7%
Berry Plastics Group, Inc. (a)	43,770	2,132,912
Graphic Packaging Holding Co.	118,595	1,480,066

		3,612,978

Transportation — 3.1%
Genesee & Wyoming, Inc. Class A (a)	25,660	1,781,061
Kirby Corp. (a)	50,040	3,327,660
Knight Transportation, Inc. (b)	65,852	2,176,408
Swift Transportation Co. (a) (b)	240,657	5,862,404

	Number of Shares	Value
XPO Logistics, Inc. (a) (b)	40,480	$1,747,117

		14,894,650

Trucking & Leasing — 0.4%
GATX Corp. (b)	29,453	1,813,716

		86,620,643

Technology — 16.5%
Computers — 0.9%
LogMeIn, Inc. (b)	20,620	1,990,861
Mercury Computer Systems, Inc. (a)	35,680	1,078,249
VeriFone Systems, Inc. (a)	69,130	1,225,675

		4,294,785

Semiconductors — 6.7%
Cavium, Inc. (a)	50,996	3,184,190
Entegris, Inc. (a)	243,239	4,353,978
Impinj, Inc. (a) (b)	32,600	1,152,084
Inphi Corp. (a)	42,650	1,903,043
Integrated Device Technology, Inc. (a)	70,503	1,661,051
MaxLinear, Inc. Class A (a)	103,761	2,261,990
Microsemi Corp. (a)	54,900	2,962,953
MKS Instruments, Inc.	70,897	4,211,282
Monolithic Power Systems, Inc.	51,010	4,179,249
Power Integrations, Inc.	19,530	1,325,111
Semtech Corp. (a)	65,660	2,071,573
Silicon Laboratories, Inc. (a)	19,990	1,299,350
Tower Semiconductor Ltd. (a)	93,111	1,771,902

		32,337,756

Software — 8.9%
2U, Inc. (a)	20,643	622,387
Allscripts Healthcare Solutions, Inc. (a)	163,480	1,669,131
Aspen Technology, Inc. (a)	45,581	2,492,369
BroadSoft, Inc. (a)	75,224	3,102,990
Callidus Software, Inc. (a)	88,663	1,489,538
CommVault Systems, Inc. (a)	17,663	907,878
Envestnet, Inc. (a)	31,161	1,098,425
EPAM Systems, Inc. (a)	10,110	650,174
Evolent Health, Inc. Class A (a) (b)	52,490	776,852
Fair Isaac Corp.	18,252	2,176,004
Five9, Inc. (a)	52,738	748,352
Globant SA (a) (b)	27,510	917,459
Guidewire Software, Inc. (a)	29,172	1,439,055
HubSpot, Inc. (a)	109,282	5,136,254
Nutanix, Inc. Class A (a) (b)	55,412	1,471,743
Proofpoint, Inc. (a) (b)	44,839	3,167,875
PTC, Inc. (a)	50,310	2,327,844
SS&C Technologies Holdings, Inc	18,739	535,935
Take-Two Interactive Software, Inc. (a)	40,280	1,985,401
Telogis (c)	251,002	798,186
Tyler Technologies, Inc. (a)	16,680	2,381,404

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Ultimate Software Group, Inc. (a)	18,260	$3,329,711
Veeva Systems, Inc. Class A (a)	97,493	3,967,965

		43,192,932

		79,825,473

Utilities — 0.6%
Electric — 0.2%
8Point3 Energy Partners LP	87,635	1,137,502

Gas — 0.4%
South Jersey Industries, Inc.	56,790	1,913,254

		3,050,756

TOTAL COMMON STOCK (Cost $432,452,760)		482,230,705

PREFERRED STOCK — 1.2%
Communications — 0.5%
Internet — 0.5%
Draftkings Series D (a) (c)	53,080	212,320
Draftkings, Inc. Series D 1 (a) (c)	102,640	522,438
The Honest Co. (a) (c)	14,220	490,874
Veracode, Inc. (a) (c)	30,294	621,330
Zuora, Inc. Series F (a) (c)	194,983	723,387

		2,570,349

Technology — 0.7%
Software — 0.7%
Cloudera, Inc. Series F (a) (c)	38,099	656,446
Docusign, Inc. Series B (a) (c)	1,417	22,885
Docusign, Inc. Series B 1 (a) (c)	424	6,848
Docusign, Inc. Series D (a) (c)	1,018	16,441
Docusign, Inc. Series E (a) (c)	22,047	356,059
Docusign, Inc. Series E (Escrow Shares) (a) (c)	8,415	-
Marklogic Corp. Series F (a) (c)	77,018	794,056
Telogis (a) (c)	341,823	1,504,842

		3,357,577

TOTAL PREFERRED STOCK (Cost $5,552,222)		5,927,926

TOTAL EQUITIES (Cost $438,004,982)		488,158,631

RIGHTS — 0.0%
Consumer, Non-cyclical — 0.0%
Pharmaceuticals — 0.0%
Dyax Corp. (a) (c)	20,230	-

TOTAL RIGHTS (Cost $22,455)		-

	Number of Shares	Value
MUTUAL FUNDS — 11.9%
Diversified Financial — 11.9%
iShares Russell 2000 Index Fund (b)	4,317	$582,148
State Street Navigator Securities Lending Prime Portfolio (d)	57,070,376	57,070,376

		57,652,524

TOTAL MUTUAL FUNDS (Cost $57,667,205)		57,652,524

TOTAL LONG-TERM INVESTMENTS (Cost $495,694,642)		545,811,155

	Principal Amount
SHORT-TERM INVESTMENTS — 0.7%
Repurchase Agreement — 0.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 12/30/16, 0.010%, due 1/03/17 (e)	$3,061,162	3,061,162

TOTAL SHORT-TERM INVESTMENTS (Cost $3,061,162)		3,061,162

TOTAL INVESTMENTS — 113.6% (Cost $498,755,804) (f)		548,872,317

Other Assets/ (Liabilities) — (13.6)%		(65,662,267)

NET ASSETS — 100.0%		$483,210,050

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2016, was $55,714,017 or 11.53% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2016, these securities amounted to a value of $7,100,904 or 1.47% of net assets.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $3,061,166. Collateralized by U.S. Government Agency obligations with a rate of 1.625%, maturity date of 4/30/19, and an aggregate market value, including accrued interest, of $3,134,730.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Diversified International Fund – Portfolio of Investments

December 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.9%

COMMON STOCK — 98.9%
Australia — 3.9%
Australia & New Zealand Banking Group Ltd.	49,530	$1,084,299
Goodman Group	89,566	462,083

		1,546,382

Belgium — 2.0%
Anheuser-Busch InBev SA/NV	3,503	369,941
KBC Group NV	6,615	409,458

		779,399

Canada — 1.1%
TransCanada Corp. (a)	9,818	442,693

Cayman Islands — 1.4%
CK Hutchison Holdings Ltd.	48,696	549,734

Chile — 0.5%
Banco Santander Chile Sponsored ADR (Chile)	9,550	208,859

Finland — 2.1%
Outokumpu OYJ (b)	43,949	393,232
UPM-Kymmene OYJ	17,794	436,076

		829,308

France — 16.7%
Air Liquide	4,335	481,241
AXA SA	37,214	939,055
BNP Paribas	17,577	1,119,679
Cap Gemini SA	2,206	186,049
Natixis SA	80,136	451,865
Renault SA	6,689	594,772
Sanofi	7,563	611,664
Schneider Electric SE	6,928	481,411
Technip SA	4,309	305,777
Total SA	28,958	1,478,240

		6,649,753

Germany — 8.1%
Bayer AG	3,129	326,436
Brenntag AG	6,522	361,410
Daimler AG	9,829	729,463
Deutsche Boerse AG (b)	4,874	397,076
HeidelbergCement AG	1,619	151,044
Infineon Technologies AG	11,926	206,699
Siemens AG	8,773	1,078,394

		3,250,522

Hong Kong — 0.9%
CNOOC Ltd.	303,000	374,086

Ireland — 0.7%
Ryanair Holdings PLC Sponsored ADR (Ireland) (b)	3,224	268,430

	Number of Shares	Value
Israel — 1.2%
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	12,775	$463,094

Italy — 4.1%
Enel SpA	156,155	687,179
Intesa Sanpaolo SpA	239,096	610,364
Telecom Italia SpA (b)	373,795	329,117

		1,626,660

Japan — 23.2%
Bridgestone Corp.	10,800	388,499
Daikin Industries Ltd.	5,300	485,373
Daiwa House Industry Co. Ltd.	19,100	521,039
Dentsu, Inc.	6,500	306,181
DMG Mori Co. Ltd. (a)	16,600	200,812
Honda Motor Co. Ltd.	21,100	614,288
Japan Airlines Co. Ltd.	12,500	364,764
Mabuchi Motor Co. Ltd.	3,400	176,568
Mitsubishi Corp.	26,300	558,855
Mitsubishi UFJ Financial Group, Inc.	190,900	1,173,647
Mitsui Fudosan Co. Ltd.	17,000	392,281
NGK Spark Plug Co., Ltd.	12,700	281,132
NH Foods Ltd.	9,000	242,982
Nippon Telegraph & Telephone Corp.	18,400	773,459
Sompo Holdings, Inc.	8,100	273,514
Sony Corp.	8,700	241,782
Sumitomo Electric Industries Ltd.	37,400	537,011
Sumitomo Mitsui Financial Group, Inc.	9,200	348,773
Sumitomo Mitsui Trust Holdings, Inc.	12,200	433,468
Suzuken Co. Ltd.	5,700	185,925
Suzuki Motor Corp.	13,300	466,868
Yamato Holdings Co. Ltd.	14,000	283,805

		9,251,026

Luxembourg — 1.0%
ArcelorMittal (b)	53,915	397,500

Netherlands — 4.9%
Airbus Group SE	6,570	433,611
ASR Nederland NV (b)	12,761	303,570
ING Groep NV	60,505	851,482
NN Group NV	10,915	369,612

		1,958,275

Norway — 1.3%
Norsk Hydro ASA	108,140	516,219

Republic of Korea — 0.9%
Samsung Electronics Co., Ltd.	244	360,524

Singapore — 0.9%
DBS Group Holdings, Ltd.	30,600	365,081

Spain — 1.4%
Bankia SA	555,973	567,999

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Diversified International Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Sweden — 1.7%
Nordea Bank AB	62,373	$693,426

Switzerland — 3.7%
LafargeHolcim Ltd.	5,310	278,937
Roche Holding AG	1,558	354,995
Zurich Insurance Group AG	3,059	840,190

		1,474,122

United Kingdom — 17.2%
Barratt Developments PLC	36,941	210,160
British American Tobacco PLC	5,862	332,838
Centrica PLC	140,201	403,928
InterContinental Hotels Group PLC	4,792	213,851
ITV PLC	129,877	329,211
Lloyds Banking Group PLC	201,532	154,984
National Grid PLC	23,041	269,472
Prudential PLC	32,471	647,671
Rio Tinto PLC	19,253	733,166
Royal Dutch Shell PLC Class A	53,396	1,471,311
Shire PLC	8,374	474,523
Standard Chartered PLC (b)	72,713	595,547
Vodafone Group PLC	243,910	599,891
Wolseley PLC	6,851	418,556

		6,855,109

TOTAL COMMON STOCK (Cost $37,385,991)		39,428,201

TOTAL EQUITIES (Cost $37,385,991)		39,428,201

MUTUAL FUNDS — 1.6%
United States — 1.6%
State Street Navigator Securities Lending Prime Portfolio (c)	641,808	641,808

TOTAL MUTUAL FUNDS (Cost $641,808)		641,808

TOTAL LONG-TERM INVESTMENTS (Cost $38,027,799)		40,070,009

	Principal Amount
SHORT-TERM INVESTMENTS — 1.9%
Repurchase Agreement — 1.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 12/30/16, 0.010%, due 1/03/17 (d)	$769,905	769,905

Value
TOTAL SHORT-TERM INVESTMENTS (Cost $769,905)	$769,905

TOTAL INVESTMENTS — 102.4% (Cost $38,797,704) (e)	40,839,914

Other Assets/(Liabilities) — (2.4)%	(947,899)

NET ASSETS — 100.0%	$39,892,015

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2016, was $610,844 or 1.53% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $769,906. Collateralized by U.S. Government Agency obligations with a rate of 1.500%, maturity date of 11/30/19, and an aggregate market value, including accrued interest, of $786,862.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments

December 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.6%

COMMON STOCK — 97.1%
Australia — 7.1%
The AGL Energy Ltd.	13,654	$217,239
Alumina Ltd. (a)	46,923	61,731
Amcor Ltd.	23,389	251,945
AMP Ltd.	59,944	217,444
APA Group	22,991	142,052
Aristocrat Leisure Ltd.	11,286	125,926
ASX Ltd.	3,940	141,123
Aurizon Holdings Ltd.	41,899	152,468
AusNet Services	34,713	39,539
Australia & New Zealand Banking Group Ltd.	59,802	1,309,171
Bank of Queensland Ltd.	7,299	62,369
Bendigo and Adelaide Bank Ltd.	8,738	79,953
BHP Billiton Ltd.	66,540	1,187,736
Boral Ltd.	26,985	104,987
Brambles Ltd.	31,822	283,857
Caltex Australia Ltd.	5,436	119,346
Challenger Ltd.	10,976	88,747
CIMIC Group Ltd.	1,870	47,013
Coca-Cola Amatil Ltd.	11,152	81,329
Cochlear Ltd.	1,094	96,577
Commonwealth Bank of Australia	34,811	2,064,680
Computershare Ltd.	8,934	80,315
Crown Resorts Ltd.	7,032	58,627
CSL Ltd.	9,158	661,575
Dexus Property Group	20,087	139,820
Domino’s Pizza Enterprises Ltd.	1,179	54,911
DUET Group (a)	47,031	92,940
Flight Centre Travel Group Ltd.	1,073	24,143
Fortescue Metals Group Ltd.	31,994	135,103
Goodman Group	36,281	187,179
The GPT Group	37,098	134,525
Harvey Norman Holdings Ltd.	10,871	40,286
Healthscope Ltd.	33,633	55,401
Incitec Pivot Ltd.	32,048	82,874
Insurance Australia Group Ltd.	49,579	213,667
LendLease Group	11,493	120,889
Macquarie Group Ltd.	6,072	382,751
Medibank Pvt. Ltd.	57,203	116,304
Mirvac Group	71,111	109,150
National Australia Bank Ltd.	54,393	1,200,528
Newcrest Mining Ltd.	15,511	218,699
Orica Ltd.	7,889	100,210
Origin Energy Ltd.	35,688	169,268
Qantas Airways Ltd.	10,777	25,823
QBE Insurance Group Ltd.	26,995	242,471
Ramsay Health Care Ltd.	2,917	143,794
REA Group Ltd.	1,007	40,003

	Number of Shares	Value
Rio Tinto Ltd.	8,528	$366,845
Santos Ltd.	33,478	96,705
Scentre Group	114,066	382,859
Seek Ltd.	6,268	67,121
Sonic Healthcare Ltd.	8,151	125,793
South32 Ltd.	52,452	103,371
South32 Ltd.	55,210	108,951
Stockland	48,869	161,369
Suncorp Group Ltd.	26,071	253,589
Sydney Airport	22,817	98,279
Tabcorp Holdings Ltd.	16,118	55,921
Tatts Group Ltd.	28,344	91,517
Telstra Corp. Ltd.	85,584	314,541
TPG Telecom Ltd. (a)	6,332	31,077
Transurban Group	40,533	301,860
Treasury Wine Estates Ltd.	15,391	118,427
Vicinity Centres	69,046	149,354
Vocus Communications Ltd.	9,335	25,987
Wesfarmers Ltd.	22,603	686,224
Westfield Corp.	39,671	269,246
Westpac Banking Corp.	68,102	1,595,359
Woodside Petroleum Ltd.	15,232	341,862
Woolworths Ltd.	26,776	464,605

		17,917,350

Austria — 0.2%
Andritz AG	1,549	77,753
Erste Group Bank AG	6,056	177,312
OMV AG	2,802	98,705
Raiffeisen Bank International AG (b)	2,218	40,575
Voestalpine AG	2,167	85,077

		479,422

Belgium — 1.2%
Ageas	3,934	155,688
Anheuser-Busch InBev SA/NV	15,555	1,642,717
Colruyt SA	1,275	63,073
Groupe Bruxelles Lambert SA	1,643	137,841
KBC Group NV	5,029	311,287
Proximus SADP	3,174	91,389
Solvay SA	1,494	174,849
Telenet Group Holding NV (b)	1,050	58,257
UCB SA	2,565	164,180
Umicore SA	1,967	111,960

		2,911,241

Bermuda — 0.3%
Cheung Kong Infrastructure Holdings Ltd.	13,000	103,395
First Pacific Co. Ltd.	39,750	27,763
Hongkong Land Holdings Ltd.	24,000	151,459
Jardine Matheson Holdings Ltd.	5,000	275,815
Kerry Properties Ltd.	13,000	35,029

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Li & Fung Ltd.	114,000	$49,844
NWS Holdings Ltd.	29,612	48,146
Shangri-La Asia Ltd.	22,000	23,173
Yue Yuen Industrial Holdings Ltd.	14,500	52,487

		767,111

Cayman Islands — 0.6%
ASM Pacific Technology Ltd.	4,700	49,756
Cheung Kong Property Holdings Ltd.	53,245	322,887
CK Hutchison Holdings Ltd.	57,245	646,245
Melco Crown Entertainment Ltd. ADR (Cayman Islands)	3,700	58,830
MGM China Holdings Ltd.	20,000	41,286
Sands China Ltd.	48,800	209,878
WH Group Ltd. (c)	158,072	127,271
Wynn Macau Ltd.	30,400	48,131

		1,504,284

Denmark — 1.6%
AP Moeller — Maersk A/S Class A	73	109,905
AP Moeller — Maersk A/S Class B	133	211,618
Carlsberg A/S Class B	2,168	187,100
Chr Hansen Holding A/S	2,051	113,452
Coloplast A/S Class B	2,414	162,444
Danske Bank A/S	13,660	414,297
DONG Energy A/S (b), (c)	1,749	66,197
DSV A/S	4,275	190,188
Genmab A/S (b)	1,145	189,789
ISS A/S	3,223	108,599
Novo Nordisk A/S Class B	38,968	1,399,711
Novozymes A/S	4,678	161,001
Pandora A/S	2,244	293,094
TDC A/S (b)	15,586	80,021
Tryg A/S	2,126	38,441
Vestas Wind Systems A/S	4,410	286,611
William Demant Holding A/S (b)	2,346	40,791

		4,053,259

Finland — 0.9%
Elisa OYJ	2,709	88,037
Fortum OYJ	9,108	139,404
Kone OYJ	6,700	300,164
Metso OYJ	2,127	60,545
Neste OYJ	2,690	103,265
Nokia OYJ	107,082	514,981
Nokia OYJ	10,433	50,026
Nokian Renkaat OYJ	2,170	80,886
Orion OYJ Class B	1,961	87,279
Sampo OYJ	8,850	395,748
Stora Enso OYJ Class R	11,508	123,277
UPM-Kymmene OYJ	10,573	259,112
Wartsila OYJ Abp	3,003	134,887

		2,337,611

	Number of Shares	Value
France — 9.4%
Accor SA	3,521	$131,267
Aeroports de Paris	555	59,458
Air Liquide	7,980	885,884
Alstom SA (b)	2,928	80,568
Arkema	1,407	137,455
Atos SE	1,801	189,992
AXA SA	39,688	1,001,483
BNP Paribas	21,558	1,373,275
Bollore SA	16,027	56,469
Bollore SA (b)	200	688
Bouygues SA	4,244	151,896
Bureau Veritas SA	5,529	107,125
Cap Gemini SA	3,265	275,362
Carrefour SA	12,217	293,911
Casino Guichard-Perrachon SA	1,070	51,335
Christian Dior SE	1,100	230,458
Cie Generale d’Optique Essilor International SA	4,168	470,881
Cie Generale des Etablissements Michelin Class B	3,614	401,981
CNP Assurances	3,234	59,901
Compagnie de Saint-Gobain	10,026	466,874
Credit Agricole SA	22,647	280,769
Danone SA	11,845	749,733
Dassault Aviation SA	43	47,980
Dassault Systemes SA	2,568	195,632
Edenred	4,455	88,288
Eiffage SA	1,118	77,949
Electricite de France SA	4,949	50,288
Engie SA	30,928	394,013
Eurazeo SA	733	42,876
Eutelsat Communications SA	3,335	64,560
Fonciere Des Regions	642	55,999
Gecina SA	785	108,529
Groupe Eurotunnel SE	8,829	83,818
Hermes International	536	219,816
ICADE	718	51,227
Iliad SA	506	97,193
Imerys SA	649	49,175
Ingenico Group	1,170	93,417
JCDecaux SA	1,402	41,157
Kering	1,524	341,658
Klepierre	4,489	176,315
L’Oreal SA	5,025	916,041
Lagardere S.C.A	2,265	62,917
Legrand SA	5,321	301,341
LVMH Moet Hennessy Louis Vuitton SE	5,706	1,088,005
Natixis SA	17,966	101,305
Orange SA	40,067	608,048
Pernod-Ricard SA	4,298	465,611
Peugeot SA (b)	9,854	160,642

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Publicis Groupe SA	3,816	$263,249
Remy Cointreau SA	403	34,373
Renault SA	3,849	342,245
Rexel SA	5,751	94,473
Safran SA	6,542	471,007
Sanofi	23,550	1,904,627
Schneider Electric SE	253	17,436
Schneider Electric SE	11,328	787,156
SCOR SE	3,110	107,439
SEB SA	469	63,551
SFR Group SA (b)	1,690	47,648
Societe BIC SA	538	73,128
Societe Generale SA	15,392	755,603
Sodexo SA	1,884	216,494
Suez	6,346	93,596
Technip SA	2,244	159,240
Thales SA	2,155	208,806
Total SA	45,521	2,323,744
Unibail-Rodamco SE	258	61,502
Unibail-Rodamco SE	1,744	416,273
Valeo SA	4,728	271,669
Veolia Environnement SA	9,712	165,099
Vinci SA	10,508	714,745
Vivendi SA	20,562	390,627
Wendel SA	536	64,532
Zodiac Aerospace	3,884	89,163

		23,577,990

Germany — 8.6%
Adidas AG	3,753	593,127
Allianz SE	9,126	1,508,556
Axel Springer SE	777	37,675
BASF SE	18,617	1,736,239
Bayer AG	16,759	1,748,399
Bayerische Motoren Werke AG	6,596	617,536
Beiersdorf AG	2,018	171,234
Brenntag AG	3,094	171,451
Commerzbank AG	21,301	162,459
Continental AG	2,212	430,598
Covestro AG (c)	1,466	100,851
Daimler AG	19,561	1,451,728
Deutsche Bank AG (b)	27,339	494,749
Deutsche Boerse AG (b)	7,120	580,053
Deutsche Lufthansa AG	4,597	59,399
Deutsche Post AG	19,331	634,796
Deutsche Telekom AG	65,332	1,122,380
Deutsche Wohnen AG	6,790	212,929
E.ON SE	40,065	279,445
Evonik Industries AG	3,395	101,086
Fraport AG Frankfurt Airport Services Worldwide	750	44,299
Fresenius Medical Care AG & Co. KGaA	4,343	368,213

	Number of Shares	Value
Fresenius SE & Co. KGaA	8,220	$642,098
GEA Group AG	3,710	148,709
Hannover Rueck SE	1,220	132,078
HeidelbergCement AG	2,950	275,219
Henkel AG & Co. KGaA	2,088	216,873
Hochtief AG	451	63,063
Hugo Boss AG	1,405	86,694
Infineon Technologies AG	22,429	388,736
Innogy SE (b), (c)	2,723	94,676
K+S AG (a)	4,045	96,693
Lanxess AG	1,861	121,937
Linde AG	3,717	609,492
MAN SE	750	74,496
Merck KGaA	2,578	269,042
Metro AG	3,652	121,197
Muenchener Rueckversicherungs-Gesellschaft AG Registered	3,209	606,926
OSRAM Licht AG	1,848	97,020
ProSiebenSat.1 Media SE	4,757	183,895
RWE AG (b)	9,975	124,052
SAP SE	19,953	1,743,795
Siemens AG	15,488	1,903,815
Symrise AG	2,520	153,277
Telefonica Deutschland Holding AG	13,570	57,990
ThyssenKrupp AG	7,408	176,521
TUI AG	4,761	66,619
TUI AG	5,511	78,742
United Internet AG	2,549	99,215
Volkswagen AG	674	96,802
Vonovia SE	9,254	301,438
Zalando SE (b), (c)	1,598	61,042

		21,719,354

Hong Kong — 2.3%
AIA Group Ltd.	245,780	1,375,450
The Bank of East Asia Ltd.	25,283	96,452
BOC Hong Kong Holdings Ltd.	75,000	268,514
Cathay Pacific Airways Ltd.	24,000	31,548
CLP Holdings Ltd.	35,499	324,364
Galaxy Entertainment Group Ltd.	47,000	202,202
Hang Lung Group Ltd.	18,000	62,573
Hang Lung Properties Ltd.	43,000	90,035
Hang Seng Bank Ltd.	15,300	283,565
Henderson Land Development Co. Ltd.	22,442	118,470
HK Electric Investments & HK Electric Investments Ltd. (c)	50,706	41,807
HKT Trust & HKT Ltd.	49,840	60,933
Hong Kong & China Gas Co. Ltd.	152,751	270,018
Hong Kong Exchanges and Clearing Ltd.	23,239	546,859
Hysan Development Co. Ltd.	12,035	49,615
The Link REIT	49,223	317,857

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MTR Corp.	29,956	$144,807
New World Development Ltd.	109,111	114,369
PCCW Ltd.	80,136	43,185
Power Assets Holdings Ltd.	28,000	246,679
Sino Land Co. Ltd.	64,044	94,798
SJM Holdings Ltd.	46,000	35,947
Sun Hung Kai Properties Ltd.	29,258	366,314
Swire Pacific Ltd. Class A	10,500	100,230
Swire Properties Ltd.	22,396	61,368
Techtronic Industries Co.	28,403	101,746
The Wharf Holdings Ltd.	28,000	184,004
Wheelock & Co. Ltd.	16,000	89,813

		5,723,522

Ireland — 0.7%
Bank of Ireland (b)	531,212	130,643
CRH PLC	1,480	51,398
CRH PLC	15,956	551,475
DCC PLC	1,816	134,622
Experian PLC	19,152	370,710
James Hardie Industries NV	9,163	145,088
Kerry Group PLC Class A	3,202	228,967
Paddy Power Betfair PLC	1,629	174,058

		1,786,961

Israel — 0.6%
Azrieli Group Ltd.	811	35,100
Bank Hapoalim B.M.	21,907	130,045
Bank Leumi Le-Israel BM (b)	29,803	122,480
Bezeq Israeli Telecommunication Corp. Ltd.	40,044	76,049
Check Point Software Technologies Ltd. (b)	2,600	219,596
Elbit Systems Ltd.	493	49,787
Frutarom Industries Ltd.	810	41,334
Israel Chemicals Ltd.	9,724	39,711
Mizrahi Tefahot Bank Ltd.	2,615	38,183
Nice Ltd.	1,151	78,952
Taro Pharmaceutical Industries Ltd. (a), (b)	300	31,581
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	18,293	663,121

		1,525,939

Italy — 1.7%
Assicurazioni Generali SpA	23,434	348,044
Atlantia SpA	8,400	196,549
Enel SpA	152,893	672,824
Eni SpA	52,462	850,570
Intesa Sanpaolo SpA	255,172	651,403
Intesa Sanpaolo SpA	17,866	41,972
Leonardo-Finmeccanica SpA (b)	8,478	118,858
Luxottica Group SpA	3,424	184,427
Mediobanca SpA	10,746	87,704

	Number of Shares	Value
Poste Italiane SpA (c)	9,794	$64,970
Prysmian SpA	3,694	94,823
Saipem SpA (b)	115,786	64,786
Snam SpA	49,441	203,368
Telecom Italia SpA (b)	196,325	172,859
Telecom Italia SpA — RSP	113,863	82,297
Terna Rete Elettrica Nazionale SpA	31,074	142,153
UniCredit SpA (a)	104,799	301,275
UnipolSai SpA	21,208	45,278

		4,324,160

Japan — 23.5%
ABC-Mart, Inc.	600	33,941
Acom Co. Ltd. (b)	7,500	32,725
Aeon Co. Ltd.	15,400	217,904
AEON Financial Service Co, Ltd.	2,100	37,145
Aeon Mall Co. Ltd.	2,200	30,873
Air Water, Inc.	3,000	54,014
Aisin Seiki Co.	3,900	168,777
Ajinomoto Co., Inc.	10,700	215,201
Alfresa Holdings Corp.	3,600	59,352
All Nippon Airways Co. Ltd.	23,000	61,864
Alps Electric Co. Ltd.	3,600	86,657
Amada Holdings Co. Ltd.	6,500	72,382
Aozora Bank Ltd.	25,000	88,429
Asahi Glass Co. Ltd.	20,000	135,881
Asahi Group Holdings Ltd.	7,800	245,931
Asahi Kasei Corp.	25,000	217,652
Asics Corp.	3,000	59,799
Astellas Pharma, Inc.	43,200	598,804
Bandai Namco Holdings, Inc.	4,100	112,868
The Bank of Kyoto Ltd.	6,000	44,421
Benesse Holdings, Inc.	1,300	35,767
Bridgestone Corp.	13,700	492,818
Brother Industries Ltd.	4,500	80,923
Calbee, Inc.	1,500	46,928
Canon, Inc. (a)	23,100	646,883
Casio Computer Co. Ltd.	4,400	62,017
Central Japan Railway Co.	3,100	509,157
The Chiba Bank Ltd.	15,000	91,683
Chubu Electric Power Co., Inc. (a)	13,100	182,740
Chugai Pharmaceutical Co. Ltd.	4,600	131,745
The Chugoku Bank Ltd.	3,200	45,810
The Chugoku Electric Power Co., Inc.	5,400	63,252
Concordia Financial Group Ltd.	24,200	116,059
Credit Saison Co. Ltd.	2,800	49,819
CYBERDYNE, Inc. (a), (b)	2,000	28,218
Dai Nippon Printing Co. Ltd.	11,000	108,461
The Dai-ichi Life Holdings, Inc.	21,700	359,531
Daicel Corp.	5,300	58,167
Daiichi Sankyo Co. Ltd.	12,100	247,118
Daikin Industries Ltd.	4,700	430,425
Daito Trust Construction Co. Ltd.	1,400	210,267

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Daiwa House Industry Co. Ltd.	11,400	$310,987
Daiwa House REIT Investment Co.	26	65,747
Daiwa Securities Group, Inc.	34,000	208,864
DeNA Co. Ltd.	2,200	47,925
Denso Corp.	9,600	414,710
Dentsu, Inc.	4,400	207,261
Don Quijote Holdings Co. Ltd.	2,500	92,356
East Japan Railway	7,100	612,462
Eisai Co. Ltd.	5,000	285,826
Electric Power Development Co. Ltd.	2,800	64,339
FamilyMart UNY Holdings Co. Ltd.	1,600	106,299
Fanuc Corp.	3,900	659,493
Fast Retailing Co., Ltd.	1,100	392,454
Fuji Electric Co. Ltd.	11,000	56,910
Fuji Heavy Industries Ltd.	12,800	520,656
FUJIFILM Holdings Corp.	8,800	333,429
Fujitsu LTD	38,000	210,493
Fukuoka Financial Group, Inc.	15,000	66,404
The Hachijuni Bank Ltd.	7,700	44,525
Hakuhodo DY Holdings, Inc.	4,100	50,393
Hamamatsu Photonics KK	2,700	70,826
Hankyu Hanshin Holdings, Inc.	4,900	156,956
Hikari Tsushin, Inc.	400	37,232
Hino Motors Ltd.	4,900	49,725
Hirose Electric Co. Ltd.	700	86,563
The Hiroshima Bank Ltd.	9,000	41,892
Hisamitsu Pharmaceutical Co., Inc.	1,200	59,862
Hitachi Chemical Co. Ltd.	2,000	49,908
Hitachi Construction Machinery Co. Ltd.	2,100	45,338
Hitachi High-Technologies Corp.	1,300	52,325
Hitachi Ltd.	102,000	549,579
Hitachi Metals Ltd.	4,100	55,403
Hokuriku Electric Power Co.	3,300	36,926
Honda Motor Co. Ltd.	33,600	978,202
Hoshizaki Corp.	1,000	79,051
Hoya Corp.	8,500	356,250
Hulic Co. Ltd.	5,600	49,673
Idemitsu Kosan Co. Ltd.	1,700	45,064
IHI Corp. (b)	28,000	72,597
Iida Group Holdings Co. Ltd.	2,900	54,902
Inpex Corp.	19,200	191,686
Isetan Mitsukoshi Holdings Ltd.	6,400	68,812
Isuzu Motors Ltd.	12,200	154,015
ITOCHU Corp.	32,800	434,752
J Front Retailing Co. Ltd.	4,600	61,818
Japan Airlines Co. Ltd.	2,400	70,035
Japan Airport Terminal Co. Ltd. (a)	900	32,498
Japan Exchange Group, Inc.	10,600	151,826
Japan Post Bank Co. Ltd.	8,000	95,848
Japan Post Holdings Co. Ltd.	8,800	109,662
Japan Prime Realty Investment Corp. (a)	16	63,031
Japan Real Estate Investment Corp.	27	147,246
Japan Retail Fund Investment Corp.	49	99,242

	Number of Shares	Value
Japan Tobacco, Inc.	22,100	$726,060
JFE Holdings, Inc.	10,700	162,379
JGC Corp.	4,000	72,431
JSR Corp.	3,700	58,217
JTEKT Corp.	4,200	66,966
JX Holdings, Inc.	43,200	182,168
Kajima Corp.	18,000	124,263
Kakaku.com, Inc.	2,700	44,640
Kamigumi Co. Ltd.	5,000	47,573
Kaneka Corp.	5,000	40,646
The Kansai Electric Power Co., Inc. (b)	14,500	158,270
Kansai Paint Co. Ltd.	4,100	75,399
Kao Corp.	10,100	477,862
Kawasaki Heavy Industries Ltd.	27,000	84,279
KDDI Corp.	36,800	929,123
Keihan Holdings Co, Ltd.	10,000	65,506
Keikyu Corp.	9,000	104,167
Keio Corp.	11,000	90,311
Keisei Electric Railway Co. Ltd.	2,900	70,280
Keyence Corp.	1,000	685,179
Kikkoman Corp.	3,000	95,831
Kintetsu Group Holdings Co. Ltd.	35,000	133,353
Kirin Holdings Co. Ltd.	16,600	269,505
Kobe Steel Ltd. (b)	6,000	56,960
Koito Manufacturing Co. Ltd.	2,300	121,452
Komatsu Ltd.	18,300	413,052
Konami Holdings Corp.	1,800	72,525
Konica Minolta Holding, Inc.	8,600	85,193
Kose Corp.	600	49,774
Kubota Corp.	21,200	301,798
Kuraray Co. Ltd.	7,400	110,733
Kurita Water Industries Ltd.	1,900	41,738
Kyocera Corp.	6,400	317,434
Kyowa Hakko Kirin Co. Ltd.	4,900	67,400
Kyushu Electric Power Co, Inc.	8,200	88,688
Kyushu Financial Group, Inc.	6,700	45,313
Lawson, Inc.	1,300	91,261
LINE Corp. (a), (b)	900	30,690
Lion Corp.	5,000	81,955
Lixil Group Corp.	5,500	124,639
M3, Inc.	4,100	103,201
Mabuchi Motor Co. Ltd.	900	46,739
Makita Corp.	2,300	153,858
Marubeni Corp.	33,500	189,528
Marui Group Co. Ltd.	4,000	58,275
Maruichi Steel Tube Ltd.	1,100	35,718
Mazda Motor Corp.	11,500	186,790
McDonald’s Holdings Co. Japan Ltd. (a)	1,300	33,980
Mebuki Financial Group Inc.	19,500	72,056
Medipal Holdings Corp.	3,300	51,810
MEIJI Holdings Co. Ltd.	2,300	180,430
Minebea Co. Ltd.	6,500	60,718
Miraca Holdings, Inc.	1,100	49,267

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MISUMI Group, Inc.	5,600	$91,906
Mitsubishi Chemical Holding Corp.	27,500	177,211
Mitsubishi Corp.	30,300	643,852
Mitsubishi Electric Corp.	38,800	539,382
Mitsubishi Estate Co. Ltd.	27,000	535,211
Mitsubishi Gas Chemical Co., Inc.	3,500	59,596
Mitsubishi Heavy Industries Ltd.	65,000	295,280
Mitsubishi Logistics Corp.	2,000	28,226
Mitsubishi Materials Corp.	2,100	64,106
Mitsubishi Motors Corp.	13,100	74,471
Mitsubishi Tanabe Pharma Corp.	4,300	84,230
Mitsubishi UFJ Financial Group, Inc.	259,500	1,595,397
Mitsubishi UFJ Lease & Finance Co. Ltd.	8,500	43,795
Mitsui & Co. Ltd.	36,800	504,721
Mitsui Chemicals, Inc.	18,000	80,643
Mitsui Fudosan Co. Ltd.	18,000	415,357
Mitsui OSK Lines Ltd.	22,000	60,767
Mitsui Sumitomo Insurance Group Holdings, Inc.	10,200	315,145
Mixi, Inc.	900	32,783
Mizuho Financial Group, Inc.	498,700	892,814
Murata Manufacturing Co. Ltd.	3,800	506,035
Nabtesco Corp.	2,100	48,753
Nagoya Railroad Co. Ltd.	18,000	86,941
NEC Corp.	54,000	142,656
Nexon Co. Ltd.	3,300	47,692
NGK Insulators Ltd.	5,000	96,709
NGK Spark Plug Co., Ltd.	3,400	75,264
NH Foods Ltd.	4,000	107,992
Nidec Corp.	4,800	412,800
Nikon Corp.	6,500	100,701
Nintendo Co. Ltd.	2,300	480,805
Nippon Building Fund, Inc.	29	160,690
Nippon Electric Glass Co. Ltd.	8,000	43,162
Nippon Express Co. Ltd.	16,000	85,942
Nippon Paint Holdings Co. Ltd.	3,100	84,016
Nippon Prologis REIT, Inc.	30	61,333
Nippon Steel & Sumitomo Metal Corp.	16,200	360,332
Nippon Telegraph & Telephone Corp.	13,900	584,297
Nippon Yusen KK	31,000	57,384
Nissan Chemical Industries Ltd.	2,500	83,342
Nissan Motor Co. Ltd.	51,000	511,658
Nisshin Seifun Group, Inc.	3,700	55,475
Nissin Foods Holdings Co. Ltd.	1,100	57,722
Nitori Holdings Co. Ltd.	1,600	182,839
Nitto Denko Corp.	3,300	252,678
NOK Corp.	1,800	36,355
Nomura Holdings, Inc.	72,400	426,768
Nomura Real Estate Holdings, Inc.	2,400	40,739
Nomura Real Estate Master Fund, Inc.	83	125,527
Nomura Research Institute Ltd.	2,530	76,908
NSK Ltd.	8,400	96,884

	Number of Shares	Value
NTT Data Corp.	2,600	$125,462
NTT DOCOMO, Inc.	27,800	632,193
Obayashi Corp.	13,400	127,699
Obic Co. Ltd.	1,200	52,341
Odakyu Electric Railway Co. Ltd.	5,700	112,610
Oji Holdings Corp.	17,000	69,104
Olympus Corp.	5,900	203,439
Omron Corp.	4,600	176,050
Ono Pharmaceutical Co. Ltd.	8,400	183,145
Oracle Corp.	700	35,225
Oriental Land Co. Ltd.	4,400	248,399
ORIX Corp.	26,300	407,453
Osaka Gas Co. Ltd.	39,000	149,800
Otsuka Corp.	1,000	46,613
Otsuka Holdings Co. Ltd.	7,800	339,371
Panasonic Corp.	46,500	471,929
Park24 Co. Ltd.	1,900	51,482
Pola Orbis Holdings, Inc. (a)	400	32,984
Rakuten, Inc. (b)	18,800	183,968
Recruit Holdings Co. Ltd.	7,300	292,328
Resona Holdings, Inc.	44,600	229,545
Ricoh Co. Ltd.	14,000	118,120
Rinnai Corp.	700	56,389
Rohm Co. Ltd.	1,700	97,561
Ryohin Keikaku Co. Ltd.	500	97,767
Sankyo Co. Ltd.	900	28,999
Santen Pharmaceutical Co. Ltd.	7,100	86,709
SBI Holdings, Inc.	4,642	58,915
Secom Co. Ltd.	4,200	306,496
Sega Sammy Holdings, Inc.	3,600	53,455
Seibu Holdings, Inc.	3,300	59,056
Seiko Epson Corp.	5,400	114,068
Sekisui Chemical Co. Ltd.	7,900	125,728
Sekisui House Ltd.	12,200	202,629
Seven & I Holdings Co. Ltd.	15,100	574,648
Seven Bank Ltd.	10,800	31,028
Sharp Corp. (b)	28,000	64,505
Shimadzu Corp.	5,000	79,471
Shimamura Co. Ltd.	500	62,380
Shimano, Inc.	1,500	234,785
Shimizu Corp.	11,000	100,431
Shin-Etsu Chemical Co. Ltd.	7,800	601,150
Shinsei Bank Ltd.	34,000	57,181
Shionogi & Co. Ltd.	6,000	286,291
Shiseido Co. Ltd.	7,400	186,941
The Shizuoka Bank Ltd.	11,000	92,147
Showa Shell Sekiyu KK	3,500	32,515
SMC Corp.	1,200	285,565
SoftBank Group Corp.	19,600	1,293,940
Sohgo Security Services Co. Ltd.	1,500	57,532
Sompo Holdings, Inc.	7,100	239,747
Sony Corp.	25,300	703,114
Sony Financial Holdings, Inc.	3,300	51,150

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Stanley Electric Co. Ltd.	2,900	$79,048
Start Today Co. Ltd.	3,300	56,618
Sumitomo Chemical Co. Ltd.	32,000	151,401
Sumitomo Corp.	24,000	281,936
Sumitomo Dainippon Pharma Co. Ltd.	3,000	51,513
Sumitomo Electric Industries Ltd.	15,200	218,251
Sumitomo Heavy Industries Ltd.	12,000	77,065
Sumitomo Metal Mining Co. Ltd.	10,000	128,621
Sumitomo Mitsui Financial Group, Inc.	27,600	1,046,318
Sumitomo Mitsui Trust Holdings, Inc.	6,500	230,946
Sumitomo Realty & Development Co. Ltd.	7,000	185,489
Sumitomo Rubber Industries Ltd.	3,300	52,202
Sundrug Co. Ltd.	700	48,368
Suntory Beverage & Food Ltd.	2,800	115,832
Suruga Bank Ltd.	3,300	73,467
Suzuken Co. Ltd.	1,500	48,928
Suzuki Motor Corp.	7,000	245,720
Sysmex Corp.	3,200	184,970
T&D Holdings, Inc.	11,800	155,384
Taiheiyo Cement Corp.	23,000	72,578
Taisei Corp.	21,000	146,784
Taisho Pharmaceutical Holdings Co. Ltd.	700	57,984
Taiyo Nippon Sanso Corp.	2,500	28,860
Takashimaya Co. Ltd.	6,000	49,396
Takeda Pharmaceutical Co. Ltd.	15,400	636,024
TDK Corp.	2,400	164,568
Teijin Ltd.	3,600	72,796
Terumo Corp.	6,900	254,209
THK Co. Ltd.	2,300	50,693
Tobu Railway Co. Ltd.	19,000	94,159
Toho Co. Ltd.	2,200	62,174
Toho Gas Co. Ltd.	7,000	56,851
Tohoku Electric Power Co., Inc.	11,000	138,798
Tokio Marine Holdings, Inc.	13,700	560,200
The Tokyo Electric Power Co Holdings, Inc. (b)	27,900	112,446
Tokyo Electron Ltd.	3,200	301,692
Tokyo Gas Co. Ltd.	39,000	176,055
Tokyo Tatemono Co. Ltd. (a)	4,000	53,373
Tokyu Corp.	21,000	154,070
Tokyu Fudosan Holdings Corp.	9,700	57,144
TonenGeneral Sekiyu KK	6,000	63,142
Toppan Printing Co. Ltd.	10,000	95,302
Toray Industries, Inc.	33,000	266,722
Toshiba Corp. (b)	79,000	190,868
TOTO Ltd.	2,900	114,448
Toyo Seikan Group Holdings Ltd.	3,100	57,729
Toyo Suisan Kaisha Ltd.	1,700	61,490
Toyoda Gosei Co. Ltd.	1,300	30,318
Toyota Industries Corp.	3,300	156,723

	Number of Shares	Value
Toyota Motor Corp.	54,300	$3,170,005
Toyota Tsusho Corp.	4,100	106,532
Trend Micro, Inc. (b)	2,400	85,113
Tsuruha Holdings, Inc.	700	66,253
Unicharm Corp.	8,300	181,271
United Urban Investment Corp.	56	85,227
USS Co. Ltd.	4,200	66,770
West Japan Railway Co.	3,300	202,222
Yahoo! Japan Corp.	29,500	113,209
Yakult Honsha Co. Ltd.	1,700	78,706
Yamada Denki Co. Ltd.	12,000	64,543
Yamaguchi Financial Group, Inc.	4,000	43,465
Yamaha Corp.	3,200	97,524
Yamaha Motor Co. Ltd.	5,700	125,060
Yamato Holdings Co. Ltd.	6,800	137,848
Yamazaki Baking Co. Ltd.	2,500	48,251
Yaskawa Electric Corp.	4,900	76,005
Yokogawa Electric Corp.	4,400	63,533
The Yokohama Rubber Co. Ltd.	2,100	37,436

		59,275,560

Luxembourg — 0.3%
ArcelorMittal (b)	36,188	266,804
Eurofins Scientific SE	223	95,002
Millicom International Cellular SA	1,252	53,477
RTL Group (b)	709	51,967
SES SA	7,423	163,463
Tenaris SA	9,657	172,140

		802,853

Mauritius — 0.0%
Golden Agri-Resources Ltd.	136,900	40,434

Netherlands — 3.9%
ABN AMRO Group NV (c)	5,693	126,100
Aegon NV	36,554	201,013
AerCap Holdings NV (b)	3,200	133,152
Airbus Group SE	11,910	786,043
Akzo Nobel NV	4,926	307,636
Altice NV Class A (b)	7,662	151,555
Altice NV Class B (b)	2,109	41,941
ASML Holding NV	7,353	823,857
Boskalis Westminster	1,983	68,765
CNH Industrial NV	20,607	179,165
EXOR NV	2,086	89,961
Ferrari NV	968	56,315
Ferrari NV	1,554	90,350
Fiat Chrysler Automobiles NV	2,995	27,204
Fiat Chrysler Automobiles NV	15,554	141,852
Gemalto NV	216	12,487
Gemalto NV	1,327	76,617
Heineken Holding NV	2,050	142,549
Heineken NV	4,566	342,008
ING Groep NV	79,151	1,113,886
Koninklijke Ahold Delhaize NV	25,777	542,549

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Koninklijke DSM NV	3,664	$219,350
Koninklijke KPN NV	69,245	205,050
Koninklijke Philips Electronics NV	19,907	606,786
Koninklijke Vopak NV	1,359	64,110
Mobileye NV (b)	3,400	129,608
NN Group NV	6,217	210,525
NXP Semiconductor NV (b)	5,845	572,868
QIAGEN NV (b)	4,493	126,053
Randstad Holding NV	2,432	131,723
RELX NV	21,398	359,690
STMicroelectronics NV	13,200	149,661
Unilever NV	33,301	1,368,658
Wolters Kluwer NV	6,032	218,140

		9,817,227

New Zealand — 0.2%
Auckland International Airport Ltd.	18,039	78,169
Contact Energy Ltd.	13,826	44,652
Fletcher Building Ltd.	13,332	97,929
Mercury NZ Ltd.	13,427	27,510
Meridian Energy Ltd.	24,301	43,798
Ryman Healthcare Ltd.	7,231	40,796
Spark New Zealand Ltd.	34,701	82,046

		414,900

Norway — 0.6%
DNB ASA	19,386	288,304
Gjensidige Forsikring ASA	4,284	67,972
Marine Harvest ASA	7,889	142,260
Norsk Hydro ASA	27,556	131,542
Orkla ASA	16,647	150,611
Schibsted ASA Class A	1,414	32,439
Schibsted ASA Class B	1,666	35,307
StatoilHydro ASA	22,589	411,601
Telenor ASA	15,136	225,672
Yara International ASA	3,634	143,100

		1,628,808

Papua New Guinea — 0.1%
Oil Search Ltd.	27,921	144,158

Portugal — 0.2%
Banco Espirito Santo SA (b), (d), (e)	39,664	418
EDP — Energias de Portugal SA	47,323	144,113
Galp Energia SGPS SA	9,883	146,912
Jeronimo Martins SGPS SA	5,319	82,506

		373,949

Singapore — 1.2%
Ascendas Real Estate Investment Trust	70,900	110,783
CapitaLand Commercial Trust	47,300	61,324
CapitaLand Commercial Trust	39,900	40,552
Capitaland Ltd. (a)	49,100	101,991
City Developments Ltd.	7,800	44,430
ComfortDelGro Corp. Ltd.	40,500	68,798

	Number of Shares	Value
DBS Group Holdings, Ltd.	35,751	$426,536
Genting Singapore PLC	115,000	71,474
Global Logistic Properties Ltd.	51,000	77,261
Hutchison Port Holdings Trust	100,300	43,616
Jardine Cycle & Carriage Ltd.	1,877	53,130
Keppel Corp. Ltd.	30,400	120,797
Oversea-Chinese Banking Corp. Ltd.	63,283	388,304
SATS Ltd.	13,600	45,437
SembCorp Industries Ltd.	18,800	36,879
Singapore Airlines Ltd.	10,600	70,601
Singapore Exchange Ltd.	16,900	83,518
Singapore Press Holdings Ltd. (a)	30,800	74,903
Singapore Technologies Engineering Ltd.	29,500	65,484
Singapore Telecommunications Ltd.	169,000	424,125
StarHub Ltd.	11,100	21,469
Suntec Real Estate Investment Trust	45,800	51,932
United Overseas Bank Ltd.	25,873	363,097
UOL Group Ltd.	8,976	36,975
Wilmar International Ltd.	37,100	91,538
Yangzijiang Shipbuilding Holdings Ltd.	31,300	17,514

		2,992,468

Spain — 3.1%
Abertis Infraestructuras SA	13,055	182,656
ACS Actividades de Construccion y Servicios SA	3,697	116,548
Aena SA (c)	1,318	179,818
Amadeus IT Group SA Class A	9,247	420,085
Banco Bilbao Vizcaya Argentaria SA	134,952	910,429
Banco de Sabadell SA	108,225	150,649
Banco Popular Espanol SA (a)	63,894	61,708
Banco Santander SA	296,333	1,546,927
Bankia SA	87,584	89,479
Bankinter SA	12,867	99,649
CaixaBank SA	66,151	218,525
Distribuidora Internacional de Alimentacion SA	11,871	58,272
Enagas SA	4,367	110,828
Endesa SA	6,554	138,777
Ferrovial SA	10,835	193,778
Gas Natural SDG SA	7,248	136,541
Grifols SA	6,199	123,168
Iberdrola SA	112,456	737,431
Industria de Diseno Textil SA	21,794	743,731
International Consolidated Airlines Group SA	17,624	95,101
Mapfre SA	20,426	62,330
Red Electrica Corp. SA	8,841	166,709
Repsol YPF SA	22,168	311,804
Telefonica SA	96,127	891,387

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Zardoya Otis SA	3,434	$29,018

		7,775,348

Sweden — 2.7%
Alfa Laval AB	5,573	92,064
Assa Abloy AB Class B	19,814	367,550
Atlas Copco AB	13,298	404,226
Atlas Copco AB Class B	7,622	207,452
Boliden AB	5,597	145,808
Electrolux AB Series B	4,984	123,746
Getinge AB Class B	3,801	60,882
Hennes & Mauritz AB Class B	19,095	530,073
Hexagon AB Class B	5,274	188,078
Husqvarna AB Class B	8,031	62,358
ICA Gruppen AB	1,498	45,626
Industrivarden AB Class C	3,062	57,064
Investor AB Class B	9,025	337,262
Kinnevik AB Class B	4,803	115,073
L E Lundbergforetagen AB Class B	769	47,137
Lundin Petroleum AB (b)	3,588	77,780
Nordea Bank AB	62,776	697,906
Sandvik AB	21,681	267,653
Securitas AB Class B	5,959	93,718
Skandinaviska Enskilda Banken AB Class A	30,505	319,893
Skanska AB	6,948	163,755
SKF AB Class B	8,121	149,065
Svenska Cellulosa AB Class B	12,112	341,525
Svenska Handelsbanken AB	32,197	447,351
Swedbank AB Class A	19,029	459,917
Swedish Match AB	3,649	115,931
Tele2 AB	6,792	54,444
Telefonaktiebolaget LM Ericsson Class B	60,891	354,970
TeliaSonera AB	52,724	212,105
Volvo AB Class B	30,953	360,669

		6,901,081

Switzerland — 8.5%
ABB Ltd.	37,769	795,089
Actelion Ltd.	1,956	422,785
Adecco Group AG	3,305	215,782
Aryzta AG	1,673	73,665
Baloise Holding AG	1,028	129,267
Barry Callebaut AG	42	51,401
Chocoladefabriken Lindt & Spruengli AG	21	108,766
Chocoladefabriken Lindt & Spruengli AG	2	121,478
Cie Financiere Richemont SA	10,479	693,834
Coca-Cola HBC AG	3,461	75,438
Credit Suisse Group	39,542	564,621
Dufry AG (b)	877	109,352
EMS-Chemie Holding AG Registered	172	87,393

	Number of Shares	Value
Galenica AG Registered	74	$83,321
Geberit AG Registered	730	292,141
Givaudan SA Registered	184	337,094
Julius Baer Group Ltd.	4,571	202,941
Kuehne & Nagel International AG	1,114	147,068
LafargeHolcim Ltd.	4,682	245,948
LafargeHolcim Ltd.	4,505	235,994
Lonza Group AG Registered	1,033	178,589
Nestle SA	63,059	4,522,976
Novartis AG	45,407	3,302,844
Pargesa Holding SA	628	40,895
Partners Group Holding AG (a)	350	163,802
Roche Holding AG	14,317	3,262,174
Schindler Holding AG	833	146,686
Schindler Holding AG	380	66,378
SGS SA	111	225,416
Sika AG	44	211,354
Sonova Holding AG	1,040	125,830
The Swatch Group AG	625	194,331
The Swatch Group AG Registered	947	57,878
Swiss Life Holding AG	650	183,910
Swiss Prime Site AG	1,461	119,564
Swiss Re AG	6,720	636,659
Swisscom AG	524	234,290
Syngenta AG	1,858	734,248
UBS Group AG	74,608	1,167,983
Zurich Insurance Group AG	3,095	850,077

		21,419,262

United Kingdom — 17.6%
3i Group PLC	20,047	174,148
Aberdeen Asset Management PLC	17,060	54,218
Admiral Group PLC	4,369	97,970
Anglo American PLC (b)	28,042	393,309
Antofagasta PLC (a)	7,432	61,192
Ashtead Group PLC	10,190	197,417
Associated British Foods PLC	7,207	243,571
AstraZeneca PLC	25,713	1,394,500
Auto Trader Group PLC (c)	19,219	96,770
Aviva PLC	81,792	488,062
Babcock International Group PLC	4,926	57,790
BAE Systems PLC	66,347	481,824
Barclays PLC	346,515	951,866
Barratt Developments PLC	20,729	117,929
Berkeley Group Holdings PLC	2,500	86,415
BHP Billiton PLC	42,299	668,792
BP PLC	380,983	2,367,235
British American Tobacco PLC	37,781	2,145,164
The British Land Co. PLC	19,938	154,491
BT Group PLC	173,921	787,574
Bunzl PLC	6,806	176,123
Burberry Group PLC	9,063	167,055
Capita PLC	13,901	91,008

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Carnival PLC	3,849	$195,007
Centrica PLC	110,849	319,363
Cobham PLC	32,726	65,949
Coca-Cola European Partners PLC	4,472	141,102
Compass Group PLC	33,022	608,672
Croda International PLC	2,514	98,623
Diageo PLC	51,243	1,325,713
Direct Line Insurance Group PLC	28,300	128,348
Dixons Carphone PLC	18,544	80,844
easyJet PLC	3,153	38,998
Fresnillo PLC	4,207	62,476
G4S PLC	29,638	85,770
GKN PLC	35,356	144,029
GlaxoSmithKline PLC	98,715	1,885,176
Glencore PLC (b)	245,178	824,066
Hammerson PLC	15,194	107,051
Hargreaves Lansdown PLC	5,488	81,921
Hikma Pharmaceuticals PLC	2,727	63,255
HSBC Holdings PLC	401,355	3,245,207
IMI PLC	5,179	66,045
Imperial Brands PLC	19,192	834,885
Inmarsat PLC	8,541	78,784
InterContinental Hotels Group PLC	3,872	172,794
Intertek Group PLC	3,344	142,670
Intu Properties PLC	18,087	62,830
Investec PLC	12,924	85,451
ITV PLC	73,827	187,136
J Sainsbury PLC	31,234	95,698
Johnson Matthey PLC	3,803	148,599
Kingfisher PLC	44,263	190,613
Land Securities Group PLC	15,866	209,591
Legal & General Group PLC	118,135	359,813
Lloyds Banking Group PLC	1,313,671	1,010,254
London Stock Exchange Group PLC	6,321	227,109
Marks & Spencer Group PLC	33,224	143,051
Mediclinic International PLC	6,987	66,029
Meggitt PLC	14,823	83,708
Merlin Entertainments PLC (c)	13,835	76,446
Mondi PLC	7,226	147,659
National Grid PLC	75,504	883,045
NEX Group PLC	6,770	38,753
Next PLC	2,847	174,244
Old Mutual PLC	99,032	251,228
Pearson PLC	16,676	167,355
Persimmon PLC	6,301	137,494
Petrofac Ltd.	4,977	53,188
Provident Financial PLC	3,079	108,249
Prudential PLC	52,735	1,051,860
Randgold Resources Ltd.	1,923	147,046
Reckitt Benckiser Group PLC	12,919	1,092,098
RELX PLC	23,158	411,844
Rio Tinto PLC	25,410	967,629
Rolls-Royce Holdings PLC	36,684	301,684

	Number of Shares	Value
Royal Bank of Scotland Group PLC (b)	70,730	$195,351
Royal Dutch Shell PLC Class A	87,570	2,412,966
Royal Dutch Shell PLC Class B	75,820	2,163,585
Royal Mail PLC	18,810	107,025
RSA Insurance Group PLC	20,877	150,573
The Sage Group PLC	21,813	175,410
Schroders PLC	2,798	103,201
Segro PLC	15,906	90,015
Severn Trent PLC	4,543	124,297
Shire PLC	18,413	1,043,394
Sky PLC	20,745	252,387
Smith & Nephew PLC	18,028	268,593
Smiths Group PLC	8,184	142,166
SSE PLC	21,316	407,483
St James’s Place PLC	10,727	133,426
Standard Chartered PLC (b)	66,093	541,326
Standard Life PLC	38,345	174,829
Tate & Lyle PLC	9,009	78,461
Taylor Wimpey PLC	67,304	126,401
Tesco PLC (b)	162,715	414,188
TP ICAP PLC	5,532	29,509
Travis Perkins PLC	4,748	84,864
Unilever PLC	26,234	1,061,169
United Utilities Group PLC	13,996	155,078
Vodafone Group PLC	541,460	1,331,708
The Weir Group PLC	4,115	95,340
Whitbread PLC	3,707	172,318
William Hill PLC	16,555	59,004
WM Morrison Supermarkets PLC	42,753	121,457
Wolseley PLC	5,420	331,131
Worldpay Group PLC (c)	37,183	123,313
WPP PLC	26,619	595,086

		44,395,929

TOTAL COMMON STOCK (Cost $258,136,775)		244,610,181

PREFERRED STOCK — 0.5%
Germany — 0.5%
Bayerische Motoren Werke AG 4.940%	1,141	87,515
Fuchs Petrolub SE 2.040%	1,272	53,412
Henkel AG & Co. KGaA 1.240%	3,573	426,103
Porsche Automobil Holding SE 2.200%	3,070	166,890
Schaeffler AG 3.670%	3,033	44,765
Volkswagen AG 0.140%	3,724	521,741

		1,300,426

TOTAL PREFERRED STOCK (Cost $1,425,496)		1,300,426

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
TOTAL EQUITIES (Cost $259,562,271)		$245,910,607

MUTUAL FUNDS — 0.8%
United States — 0.8%
State Street Navigator Securities Lending Prime Portfolio (f)	2,063,998	2,063,998

TOTAL MUTUAL FUNDS (Cost $2,063,998)		2,063,998

RIGHTS — 0.0%
Spain — 0.0%
Repsol SA, Expires 1/06/17 (b)	22,168	8,214

TOTAL RIGHTS (Cost $7,755)		8,214

TOTAL LONG-TERM INVESTMENTS (Cost $261,634,024)		247,982,819

	Principal Amount
SHORT-TERM INVESTMENTS — 1.6%
Repurchase Agreement — 1.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 12/30/16, 0.010%, due 1/03/17 (g)	$4,036,322	4,036,322

TOTAL SHORT-TERM INVESTMENTS (Cost $4,036,322)		4,036,322

TOTAL INVESTMENTS — 100.0% (Cost $265,670,346) (h)		252,019,141

Other Assets/(Liabilities) — (0.0)%		(98,965)

NET ASSETS — 100.0%		$251,920,176

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2016, was $1,958,277 or 0.78% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, these securities amounted to a value of $1,159,261 or 0.46% of net assets.
(d)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At December 31, 2016, these securities amounted to a value of $418 or 0.00% of net assets.
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2016, these securities amounted to a value of $418 or 0.00% of net assets.
(f)	Represents investment of security lending collateral. (Note 2).
(g)	Maturity value of $4,036,327. Collateralized by U.S. Government Agency obligations with a rate of 1.625%, maturity date of 4/30/19, and an aggregate market value, including accrued interest, of $4,119,066.
(h)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Overseas Fund – Portfolio of Investments

December 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 102.5%

COMMON STOCK — 102.5%
Australia — 2.2%
AMP Ltd.	907,457	$3,291,750
Australia & New Zealand Banking Group Ltd.	172,136	3,768,361
Goodman Group	308,933	1,593,827
Orica Ltd.	339,525	4,312,828

		12,966,766

Belgium — 1.0%
Anheuser-Busch InBev SA/NV	12,086	1,276,367
KBC Group NV	73,299	4,537,089

		5,813,456

Bermuda — 0.4%
Global Brands Group Holding Ltd. (a)	9,217,600	1,213,372
Li & Fung Ltd.	2,783,600	1,217,059

		2,430,431

Brazil — 0.4%
Ambev SA ADR (Brazil)	474,142	2,328,037

Canada — 2.6%
Canadian National Railway Co.	76,491	5,155,493
Element Fleet Management Corp. (b)	215,832	2,002,954
Loblaw Cos. Ltd.	31,673	1,671,110
Suncor Energy, Inc.	155,687	5,090,425
TransCanada Corp. (b)	33,354	1,503,930

		15,423,912

Cayman Islands — 1.8%
Alibaba Group Holding Ltd. Sponsored ADR (Cayman Islands) (a)	32,078	2,816,769
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	20,550	3,378,625
CK Hutchison Holdings Ltd.	167,100	1,886,410
Melco Crown Entertainment Ltd. ADR (Cayman Islands)	150,900	2,399,310

		10,481,114

Chile — 0.1%
Banco Santander Chile Sponsored ADR (Chile) (b)	32,015	700,168

Denmark — 1.0%
Carlsberg A/S Class B	23,725	2,047,488
Novo Nordisk A/S Class B	103,455	3,716,052

		5,763,540

Finland — 0.5%
Outokumpu OYJ (a)	153,131	1,370,131
UPM-Kymmene OYJ	61,924	1,517,567

		2,887,698

	Number of Shares	Value
France — 15.6%
Air Liquide	82,257	$9,131,596
AXA SA	126,754	3,198,499
BNP Paribas	152,498	9,714,336
Bureau Veritas SA	147,400	2,855,894
Cap Gemini SA	7,672	647,038
Danone SA	135,515	8,577,469
Dassault Systemes SA	28,581	2,177,321
Engie SA	244,694	3,117,325
Hermes International	1,403	575,376
Kering	11,770	2,638,655
L’Oreal SA	17,067	3,111,257
Legrand SA	45,113	2,554,854
LVMH Moet Hennessy Louis Vuitton SE	45,722	8,718,150
Natixis SA	261,537	1,474,735
Pernod-Ricard SA	83,628	9,059,597
Renault SA	23,483	2,088,058
Safran SA	33,960	2,445,032
Sanofi	29,412	2,378,721
Schneider Electric SE	124,366	8,641,902
Technip SA	14,992	1,063,869
Total SA	102,498	5,232,290
Valeo SA	40,150	2,307,003

		91,708,977

Germany — 10.4%
Allianz SE	34,200	5,653,367
Bayer AG	111,967	11,681,066
Bayerische Motoren Werke AG	18,630	1,744,193
Beiersdorf AG	68,216	5,788,364
Brenntag AG	23,886	1,323,618
Continental AG	17,630	3,431,933
Daimler AG	107,679	7,991,442
Deutsche Boerse AG (a)	16,941	1,380,152
HeidelbergCement AG	5,638	525,995
Infineon Technologies AG	41,496	719,202
Linde AG	10,395	1,704,511
Merck KGaA	35,497	3,704,495
MTU Aero Engines AG	15,560	1,795,164
ProSiebenSat.1 Media SE	55,598	2,149,297
SAP SE	86,879	7,592,803
Siemens AG	30,665	3,769,400

		60,955,002

Hong Kong — 1.4%
AIA Group Ltd.	1,278,800	7,156,504
CNOOC Ltd.	1,099,000	1,356,833

		8,513,337

India — 1.5%
Housing Development Finance Corp.	188,399	3,498,782

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Infosys Ltd. Sponsored ADR (India) (b)	66,500	$986,195
Tata Consultancy Services Ltd.	127,461	4,432,554

		8,917,531

Indonesia — 0.5%
Bank Mandiri Persero Tbk PT	3,515,100	3,005,740

Ireland — 1.4%
Experian PLC	222,437	4,305,533
Ryanair Holdings PLC Sponsored ADR (Ireland) (a)	10,801	899,291
Willis Towers Watson PLC	25,502	3,118,385

		8,323,209

Israel — 0.9%
Check Point Software Technologies Ltd. (a)	42,052	3,551,712
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	43,216	1,566,580

		5,118,292

Italy — 3.3%
Enel SpA	544,090	2,394,334
Eni SpA	208,435	3,379,370
Intesa Sanpaolo SpA	3,109,550	7,938,057
Luxottica Group SpA	40,953	2,205,854
Prada SpA	693,000	2,338,723
Telecom Italia SpA (a)	1,306,578	1,150,407

		19,406,745

Japan — 14.8%
Bridgestone Corp.	37,700	1,356,149
Daikin Industries Ltd.	50,600	4,633,936
Daiwa House Industry Co. Ltd.	66,500	1,814,088
Daiwa Securities Group, Inc.	521,000	3,200,536
Denso Corp.	131,700	5,689,298
Dentsu, Inc.	22,500	1,059,858
DMG Mori Co. Ltd. (b)	57,700	698,005
Fanuc Corp.	20,500	3,466,563
Honda Motor Co. Ltd.	215,700	6,279,708
Hoya Corp.	217,500	9,115,809
Japan Airlines Co. Ltd.	41,600	1,213,935
Japan Tobacco, Inc.	125,800	4,132,957
Komatsu Ltd.	60,900	1,374,585
Kubota Corp.	185,400	2,639,305
Kyocera Corp.	77,300	3,834,006
Mabuchi Motor Co. Ltd.	11,800	612,795
Mitsubishi Corp.	91,700	1,948,554
Mitsubishi UFJ Financial Group, Inc.	663,500	4,079,176
Mitsui Fudosan Co. Ltd.	59,000	1,361,447
NGK Spark Plug Co., Ltd.	44,300	980,642
NH Foods Ltd.	29,000	782,943
Nippon Telegraph & Telephone Corp.	62,200	2,614,626

	Number of Shares	Value
Nomura Holdings, Inc.	41,800	$246,393
Olympus Corp.	23,200	799,963
Omron Corp.	43,500	1,664,818
Shin-Etsu Chemical Co. Ltd.	29,600	2,281,288
Sompo Holdings, Inc.	28,600	965,741
Sony Corp.	29,900	830,953
Sumitomo Electric Industries Ltd.	132,200	1,898,206
Sumitomo Mitsui Financial Group, Inc.	32,500	1,232,077
Sumitomo Mitsui Trust Holdings, Inc.	44,300	1,573,987
Suzuken Co. Ltd.	20,600	671,940
Suzuki Motor Corp.	45,700	1,604,202
Terumo Corp.	166,600	6,137,864
Toyota Motor Corp.	61,100	3,566,985
Yamato Holdings Co. Ltd.	48,300	979,127

		87,342,465

Luxembourg — 0.2%
ArcelorMittal (a)	187,628	1,383,329

Mexico — 0.5%
Grupo Televisa SAB Sponsored ADR (Mexico)	147,600	3,083,364

Netherlands — 6.4%
Airbus Group SE	22,886	1,510,444
Akzo Nobel NV	94,287	5,888,360
ASML Holding NV	7,560	847,050
ASR Nederland NV (a)	44,570	1,060,271
CNH Industrial NV	634,100	5,513,089
EXOR NV	70,500	3,040,405
Heineken NV	7,317	548,067
ING Groep NV	588,302	8,279,129
Koninklijke Philips Electronics NV	77,635	2,366,393
NN Group NV	36,267	1,228,100
Randstad Holding NV	101,835	5,515,646
RELX NV	121,223	2,037,697

		37,834,651

Norway — 0.3%
Norsk Hydro ASA	359,113	1,714,268

Republic of Korea — 0.5%
Samsung Electronics Co., Ltd.	2,169	3,204,823

Singapore — 1.3%
DBS Group Holdings, Ltd.	528,900	6,310,170
Singapore Telecommunications Ltd.	342,200	858,791
Singapore Telecommunications Ltd.	218,600	547,601

		7,716,562

Spain — 1.0%
Amadeus IT Group SA Class A	86,890	3,947,351
Bankia SA	1,979,152	2,021,963

		5,969,314

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Sweden — 2.3%
Atlas Copco AB Class B	28,700	$781,142
Hennes & Mauritz AB Class B	263,619	7,318,010
Nordea Bank AB	215,405	2,394,744
SKF AB Class B	162,200	2,977,265

		13,471,161

Switzerland — 11.0%
Cie Financiere Richemont SA	53,150	3,519,158
Credit Suisse Group	396,244	5,657,975
Julius Baer Group Ltd.	50,740	2,252,733
Kuehne & Nagel International AG	28,193	3,721,983
LafargeHolcim Ltd.	85,796	4,506,914
Nestle SA	185,393	13,297,515
Novartis AG	78,710	5,725,259
Roche Holding AG	42,319	9,642,520
The Swatch Group AG (b)	10,460	3,252,323
UBS Group AG	443,432	6,941,898
Zurich Insurance Group AG	21,640	5,943,675

		64,461,953

Taiwan — 1.4%
Hon Hai Precision Industry Co. Ltd.	351,850	911,467
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	236,461	6,798,254
Taiwan Semiconductor Manufacturing Co. Ltd.	85,000	476,003

		8,185,724

United Kingdom — 16.6%
Ashtead Group PLC	164,100	3,179,208
Barclays PLC	1,017,592	2,795,295
Barratt Developments PLC	131,748	749,524
British American Tobacco PLC	20,150	1,144,095
Centrica PLC	520,695	1,500,155
Compass Group PLC	431,703	7,957,287
Delphi Automotive PLC	23,098	1,555,650
Diageo PLC	292,951	7,578,963
G4S PLC	648,100	1,875,554
Glencore PLC (a)	2,117,100	7,115,773
InterContinental Hotels Group PLC	17,052	760,973
ITV PLC	451,514	1,144,493
Lloyds Banking Group PLC	9,100,203	6,998,338
Meggitt PLC	260,949	1,473,615
National Grid PLC	80,258	938,644
Prudential PLC	223,746	4,462,871
Reckitt Benckiser Group PLC	81,292	6,871,962
Rio Tinto PLC	150,558	5,733,343
Rolls-Royce Holdings PLC	279,783	2,300,894
Royal Bank of Scotland Group PLC (a)	939,300	2,594,277
Royal Dutch Shell PLC Class A	185,595	5,114,016
Schroders PLC	74,100	2,733,103
Schroders PLC	300	8,285

	Number of Shares	Value
Shire PLC	29,946	$1,696,925
Smiths Group PLC	196,073	3,406,031
Standard Chartered PLC (a)	253,353	2,075,056
Vodafone Group PLC	849,853	2,090,193
Wolseley PLC	35,048	2,141,229
WPP PLC	424,816	9,497,057

		97,492,809

United States — 1.2%
Yum China Holdings, Inc. (a)	153,704	4,014,748
Yum! Brands, Inc.	46,905	2,970,494

		6,985,242

TOTAL COMMON STOCK (Cost $589,679,311)		603,589,620

TOTAL EQUITIES (Cost $589,679,311)		603,589,620

MUTUAL FUNDS — 0.7%
United States — 0.7%
State Street Navigator Securities Lending Prime Portfolio (c)	4,445,782	4,445,782

TOTAL MUTUAL FUNDS (Cost $4,445,782)		4,445,782

TOTAL LONG-TERM INVESTMENTS (Cost $594,125,093)		608,035,402

	Principal Amount
SHORT-TERM INVESTMENTS — 1.2%
Repurchase Agreement — 1.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 12/30/16, 0.010%, due 1/03/17 (d)	$6,822,144	6,822,144

TOTAL SHORT-TERM INVESTMENTS (Cost $6,822,144)		6,822,144

TOTAL INVESTMENTS — 104.4% (Cost $600,947,237) (e)		614,857,546

Other Assets/(Liabilities) — (4.4)%		(25,950,352)

NET ASSETS — 100.0%		$588,907,194

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2016, was $4,231,898 or 0.72% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $6,822,151. Collateralized by U.S. Government Agency obligations with a rate of 1.500%, maturity date of 11/30/19, and an aggregate market value, including accrued interest, of $6,961,474.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART Conservative Fund – Portfolio of Investments

December 31, 2016 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 32.1%
DFA Commodity Strategy Portfolio	741,136	$4,439,405
MassMutual Premier Disciplined Growth Fund, Class I (a)	333,112	3,664,235
MassMutual Premier Disciplined Value Fund, Class I (a)	236,738	3,851,727
MassMutual Premier International Equity Fund, Class I (a)	153,385	1,687,237
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	302,854	3,055,798
MassMutual Select Blue Chip Growth Fund, Class I (a)	47,230	738,205
MassMutual Select Diversified International Fund, Class I (a)	123,728	777,011
MassMutual Select Diversified Value Fund, Class I (a)	50,476	759,666
MassMutual Select Focused Value Fund, Class I (a)	146,798	2,883,117
MassMutual Select Fundamental Growth Fund, Class I (a)	94,125	659,819
MassMutual Select Fundamental Value Fund, Class I (a)	56,439	672,752
MassMutual Select Growth Opportunities Fund, Class I (a)	47,430	446,312
MassMutual Select Large Cap Value Fund, Class I (a)	85,181	609,043
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	67,547	1,240,170
MassMutual Select Mid-Cap Value Fund, Class I (a)	127,194	1,821,419
MassMutual Select Overseas Fund, Class I (a)	586,679	4,581,960
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	66,570	888,705
MassMutual Select Small Cap Value Equity Fund, Class I (a)	76,034	1,301,703
MassMutual Select Small Company Value Fund, Class I (a)	43,117	540,255
MM Select Equity Asset Fund, Class I (a)	2,582,720	26,421,221
Oppenheimer Real Estate Fund, Class I (a)	51,353	1,294,102

		62,333,862

Fixed Income Funds — 68.0%
Barings Global Floating Rate Fund, Class Y (a)	115,335	1,103,754
MassMutual Premier Core Bond Fund, Class I (a)	2,696,651	28,611,471

	Number of Shares	Value
MassMutual Premier High Yield Fund, Class I (a)	484,366	$4,330,231
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	729,732	7,479,750
MassMutual Premier Short-Duration Bond Fund, Class I (a)	2,572,392	26,109,780
MassMutual Select Strategic Bond Fund, Class I (a)	1,009,048	10,191,387
MassMutual Select Total Return Bond Fund, Class I (a)	1,278,177	12,385,538
MM Select Bond and Income Asset Fund, Class I (a)	4,118,394	39,536,578
Oppenheimer International Bond Fund, Class I (a)	377,791	2,119,406

		131,867,895

TOTAL MUTUAL FUNDS (Cost $198,587,743)		194,201,757

TOTAL LONG-TERM INVESTMENTS (Cost $198,587,743)		194,201,757

	Principal Amount
SHORT-TERM INVESTMENTS — 0.0%
Time Deposit — 0.0%
Euro Time Deposit, 0.010%, due 1/03/17	$88	88

TOTAL SHORT-TERM INVESTMENTS (Cost $88)		88

TOTAL INVESTMENTS — 100.1% (Cost $198,587,831) (b)		194,201,845

Other Assets/(Liabilities) — (0.1)%		(116,586)

NET ASSETS — 100.0%		$194,085,259

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART Moderate Fund – Portfolio of Investments

December 31, 2016 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 60.6%
DFA Commodity Strategy Portfolio	1,702,471	$10,197,801
MassMutual Premier Disciplined Growth Fund, Class I (a)	695,886	7,654,750
MassMutual Premier Disciplined Value Fund, Class I (a)	495,866	8,067,741
MassMutual Premier International Equity Fund, Class I (a)	525,617	5,781,790
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	595,329	6,006,866
MassMutual Select Blue Chip Growth Fund, Class I (a)	215,309	3,365,277
MassMutual Select Diversified International Fund, Class I (a)	428,023	2,687,982
MassMutual Select Diversified Value Fund, Class I (a)	230,964	3,476,011
MassMutual Select Focused Value Fund, Class I (a)	289,676	5,689,240
MassMutual Select Fundamental Growth Fund, Class I (a)	429,448	3,010,431
MassMutual Select Fundamental Value Fund, Class I (a)	258,121	3,076,807
MassMutual Select Growth Opportunities Fund, Class I (a)	215,793	2,030,616
MassMutual Select Large Cap Value Fund, Class I (a)	389,448	2,784,555
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	294,854	5,413,511
MassMutual Select Mid-Cap Value Fund, Class I (a)	559,094	8,006,224
MassMutual Select Overseas Fund, Class I (a)	1,852,677	14,469,411
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	229,298	3,061,133
MassMutual Select Small Cap Value Equity Fund, Class I (a)	264,255	4,524,053
MassMutual Select Small Company Value Fund, Class I (a)	149,566	1,874,062
MM Select Equity Asset Fund, Class I (a)	7,986,297	81,699,821
Oppenheimer Real Estate Fund, Class I (a)	73,877	1,861,712

		184,739,794

Fixed Income Funds — 39.5%
Barings Global Floating Rate Fund, Class Y (a)	180,260	1,725,091
MassMutual Premier Core Bond Fund, Class I (a)	2,571,401	27,282,561

	Number of Shares	Value
MassMutual Premier High Yield Fund, Class I (a)	740,160	$6,617,032
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	636,364	6,522,731
MassMutual Premier Short-Duration Bond Fund, Class I (a)	1,742,381	17,685,172
MassMutual Select Strategic Bond Fund, Class I (a)	968,774	9,784,617
MassMutual Select Total Return Bond Fund, Class I (a)	1,226,715	11,886,873
MM Select Bond and Income Asset Fund, Class I (a)	3,731,774	35,825,030
Oppenheimer International Bond Fund, Class I (a)	571,063	3,203,664

		120,532,771

TOTAL MUTUAL FUNDS (Cost $310,168,605)		305,272,565

TOTAL LONG-TERM INVESTMENTS (Cost $310,168,605)		305,272,565

	Principal Amount
SHORT-TERM INVESTMENTS — 0.0%
Time Deposit — 0.0%
Euro Time Deposit, 0.010%, due 1/03/17	$93	93

TOTAL SHORT-TERM INVESTMENTS (Cost $93)		93

TOTAL INVESTMENTS — 100.1% (Cost $310,168,698) (b)		305,272,658

Other Assets/(Liabilities) — (0.1)%		(209,880)

NET ASSETS — 100.0%		$305,062,778

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART Moderate Growth Fund – Portfolio of Investments

December 31, 2016 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 84.9%
DFA Commodity Strategy Portfolio	1,805,118	$10,812,658
MassMutual Premier Disciplined Growth Fund, Class I (a)	497,151	5,468,663
MassMutual Premier Disciplined Value Fund, Class I (a)	354,779	5,772,259
MassMutual Premier International Equity Fund, Class I (a)	654,544	7,199,979
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	648,139	6,539,719
MassMutual Select Blue Chip Growth Fund, Class I (a)	344,679	5,387,339
MassMutual Select Diversified International Fund, Class I (a)	533,733	3,351,842
MassMutual Select Diversified Value Fund, Class I (a)	370,087	5,569,817
MassMutual Select Focused Value Fund, Class I (a)	229,493	4,507,241
MassMutual Select Fundamental Growth Fund, Class I (a)	687,498	4,819,359
MassMutual Select Fundamental Value Fund, Class I (a)	413,587	4,929,951
MassMutual Select Growth Opportunities Fund, Class I (a)	345,304	3,249,315
MassMutual Select Large Cap Value Fund, Class I (a)	623,924	4,461,057
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	252,451	4,635,009
MassMutual Select Mid-Cap Value Fund, Class I (a)	479,432	6,865,473
MassMutual Select Overseas Fund, Class I (a)	2,276,739	17,781,330
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	311,928	4,164,241
MassMutual Select Small Cap Value Equity Fund, Class I (a)	359,973	6,162,733
MassMutual Select Small Company Value Fund, Class I (a)	203,671	2,552,004
MM Select Equity Asset Fund, Class I (a)	9,113,437	93,230,462
Oppenheimer Real Estate Fund, Class I (a)	64,383	1,622,449

		209,082,900

Fixed Income Funds — 15.2%
Barings Global Floating Rate Fund, Class Y (a)	180,229	1,724,795
MassMutual Premier Core Bond Fund, Class I (a)	521,437	5,532,446

	Number of Shares	Value
MassMutual Premier High Yield Fund, Class I (a)	742,788	$6,640,520
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	145,054	1,486,807
MassMutual Premier Short-Duration Bond Fund, Class I (a)	545,598	5,537,819
MassMutual Select Strategic Bond Fund, Class I (a)	196,995	1,989,654
MassMutual Select Total Return Bond Fund, Class I (a)	249,938	2,421,896
MM Select Bond and Income Asset Fund, Class I (a)	947,236	9,093,462
Oppenheimer International Bond Fund, Class I (a)	505,306	2,834,765

		37,262,164

TOTAL MUTUAL FUNDS (Cost $249,320,569)		246,345,064

TOTAL LONG-TERM INVESTMENTS (Cost $249,320,569)		246,345,064

	Principal Amount
SHORT-TERM INVESTMENTS — 0.0%
Time Deposit — 0.0%
Euro Time Deposit 0.010% 1/03/17	$97	97

TOTAL SHORT-TERM INVESTMENTS (Cost $97)		97

TOTAL INVESTMENTS — 100.1% (Cost $249,320,666) (b)		246,345,161

Other Assets/(Liabilities) — (0.1)%		(163,696)

NET ASSETS — 100.0%		$246,181,465

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART Growth Fund – Portfolio of Investments

December 31, 2016 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 96.4%
DFA Commodity Strategy Portfolio	666,138	$3,990,166
MassMutual Premier Disciplined Growth Fund, Class I (a)	86,768	954,448
MassMutual Premier Disciplined Value Fund, Class I (a)	61,774	1,005,062
MassMutual Premier International Equity Fund, Class I (a)	278,705	3,065,753
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	279,659	2,821,757
MassMutual Select Blue Chip Growth Fund, Class I (a)	198,552	3,103,371
MassMutual Select Diversified International Fund, Class I (a)	226,451	1,422,115
MassMutual Select Diversified Value Fund, Class I (a)	212,838	3,203,216
MassMutual Select Focused Value Fund, Class I (a)	89,724	1,762,181
MassMutual Select Fundamental Growth Fund, Class I (a)	395,955	2,775,646
MassMutual Select Fundamental Value Fund, Class I (a)	237,903	2,835,808
MassMutual Select Growth Opportunities Fund, Class I (a)	199,019	1,872,766
MassMutual Select Large Cap Value Fund, Class I (a)	358,975	2,566,674
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	103,534	1,900,890
MassMutual Select Mid-Cap Value Fund, Class I (a)	195,505	2,799,628
MassMutual Select Overseas Fund, Class I (a)	957,224	7,475,918
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	147,299	1,966,438
MassMutual Select Small Cap Value Equity Fund, Class I (a)	168,854	2,890,779
MassMutual Select Small Company Value Fund, Class I (a)	95,637	1,198,336
MM Select Equity Asset Fund, Class I (a)	3,856,577	39,452,787
Oppenheimer Real Estate Fund, Class I (a)	19,442	489,943

		89,553,682

Fixed Income Funds — 3.7%
Barings Global Floating Rate Fund, Class Y (a)	15,656	149,833
MassMutual Premier Core Bond Fund, Class I (a)	43,236	458,736

	Number of Shares	Value
MassMutual Premier High Yield Fund, Class I (a)	63,217	$565,158
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	20,286	207,936
MassMutual Premier Short-Duration Bond Fund, Class I (a)	49,439	501,802
MassMutual Select Strategic Bond Fund, Class I (a)	16,062	162,223
MassMutual Select Total Return Bond Fund, Class I (a)	20,167	195,422
MM Select Bond and Income Asset Fund, Class I (a)	89,719	861,299
Oppenheimer International Bond Fund, Class I (a)	63,639	357,015

		3,459,424

TOTAL MUTUAL FUNDS (Cost $94,101,152)		93,013,106

TOTAL LONG-TERM INVESTMENTS (Cost $94,101,152)		93,013,106

	Principal Amount
SHORT-TERM INVESTMENTS — 0.0%
Time Deposit — 0.0%
Euro Time Deposit, 0.010%, due 1/03/17	$78	78

TOTAL SHORT-TERM INVESTMENTS (Cost $78)		78

TOTAL INVESTMENTS — 100.1% (Cost $94,101,230) (b)		93,013,184

Other Assets/(Liabilities) — (0.1)%		(54,785)

NET ASSETS — 100.0%		$92,958,399

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART In Retirement Fund – Portfolio of Investments

December 31, 2016 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 37.1%
DFA Commodity Strategy Portfolio	429,212	$2,570,981
MassMutual Premier Disciplined Growth Fund, Class I (a)	185,653	2,042,185
MassMutual Premier Disciplined Value Fund, Class I (a)	132,145	2,150,002
MassMutual Premier International Equity Fund, Class I (a)	72,371	796,079
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	171,684	1,732,293
MassMutual Select Blue Chip Growth Fund, Class I (a)	25,661	401,088
MassMutual Select Diversified International Fund, Class I (a)	58,575	367,850
MassMutual Select Diversified Value Fund, Class I (a)	27,467	413,375
MassMutual Select Focused Value Fund, Class I (a)	82,723	1,624,671
MassMutual Select Fundamental Growth Fund, Class I (a)	51,155	358,593
MassMutual Select Fundamental Value Fund, Class I (a)	30,705	366,009
MassMutual Select Growth Opportunities Fund, Class I (a)	25,735	242,162
MassMutual Select Large Cap Value Fund, Class I (a)	46,324	331,217
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	25,289	464,304
MassMutual Select Mid-Cap Value Fund, Class I (a)	47,787	684,313
MassMutual Select Overseas Fund, Class I (a)	289,164	2,258,369
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	30,736	410,324
MassMutual Select Small Cap Value Equity Fund, Class I (a)	35,251	603,491
MassMutual Select Small Company Value Fund, Class I (a)	19,970	250,230
MM Select Equity Asset Fund, Class I (a)	1,381,927	14,137,114
Oppenheimer Real Estate Fund, Class I (a)	30,357	765,009

		32,969,659

Fixed Income Funds — 63.0%
Barings Global Floating Rate Fund, Class Y (a)	43,157	413,014
MassMutual Premier Core Bond Fund, Class I (a)	819,986	8,700,047

	Number of Shares	Value
MassMutual Premier High Yield Fund, Class I (a)	179,125	$1,601,375
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	803,599	8,236,890
MassMutual Premier Short-Duration Bond Fund, Class I (a)	1,232,209	12,506,923
MassMutual Select Strategic Bond Fund, Class I (a)	306,392	3,094,562
MassMutual Select Total Return Bond Fund, Class I (a)	384,420	3,725,032
MM Select Bond and Income Asset Fund, Class I (a)	1,763,029	16,925,077
Oppenheimer International Bond Fund, Class I (a)	147,233	825,975

		56,028,895

TOTAL MUTUAL FUNDS (Cost $90,427,159)		88,998,554

TOTAL LONG-TERM INVESTMENTS (Cost $90,427,159)		88,998,554

	Principal Amount
SHORT-TERM INVESTMENTS — 0.0%
Time Deposit — 0.0%
Euro Time Deposit, 0.010%, due 1/03/17	$106	106

TOTAL SHORT-TERM INVESTMENTS (Cost $106)		106

TOTAL INVESTMENTS — 100.1% (Cost $90,427,265) (b)		88,998,660

Other Assets/(Liabilities) — (0.1)%		(52,755)

NET ASSETS — 100.0%		$88,945,905

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2010 Fund – Portfolio of Investments

December 31, 2016 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 44.8%
DFA Commodity Strategy Portfolio	344,010	$2,060,618
MassMutual Premier Disciplined Growth Fund, Class I (a)	157,357	1,730,922
MassMutual Premier Disciplined Value Fund, Class I (a)	111,432	1,813,002
MassMutual Premier International Equity Fund, Class I (a)	93,183	1,025,017
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	128,922	1,300,823
MassMutual Select Blue Chip Growth Fund, Class I (a)	23,318	364,454
MassMutual Select Diversified International Fund, Class I (a)	75,537	474,374
MassMutual Select Diversified Value Fund, Class I (a)	24,868	374,258
MassMutual Select Focused Value Fund, Class I (a)	67,467	1,325,058
MassMutual Select Fundamental Growth Fund, Class I (a)	46,465	325,716
MassMutual Select Fundamental Value Fund, Class I (a)	27,815	331,550
MassMutual Select Growth Opportunities Fund, Class I (a)	23,457	220,734
MassMutual Select Large Cap Value Fund, Class I (a)	41,989	300,222
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	51,185	939,755
MassMutual Select Mid-Cap Value Fund, Class I (a)	96,223	1,377,910
MassMutual Select Overseas Fund, Class I (a)	246,457	1,924,828
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	41,327	551,714
MassMutual Select Small Cap Value Equity Fund, Class I (a)	47,087	806,135
MassMutual Select Small Company Value Fund, Class I (a)	26,664	334,104
MM Select Equity Asset Fund, Class I (a)	1,450,985	14,843,579
Oppenheimer Real Estate Fund, Class I (a)	20,767	523,316

		32,948,089

Fixed Income Funds — 55.3%
Barings Global Floating Rate Fund, Class Y (a)	44,186	422,860
MassMutual Premier Core Bond Fund, Class I (a)	710,914	7,542,795

	Number of Shares	Value
MassMutual Premier High Yield Fund, Class I (a)	176,524	$1,578,122
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	568,951	5,831,746
MassMutual Premier Short-Duration Bond Fund, Class I (a)	575,877	5,845,152
MassMutual Select Strategic Bond Fund, Class I (a)	263,071	2,657,018
MassMutual Select Total Return Bond Fund, Class I (a)	329,962	3,197,333
MM Select Bond and Income Asset Fund, Class I (a)	1,346,976	12,930,972
Oppenheimer International Bond Fund, Class I (a)	132,394	742,733

		40,748,731

TOTAL MUTUAL FUNDS (Cost $74,602,147)		73,696,820

TOTAL LONG-TERM INVESTMENTS (Cost $74,602,147)		73,696,820

	Principal Amount
SHORT-TERM INVESTMENTS — 0.0%
Time Deposit — 0.0%
Euro Time Deposit, 0.010%, due 1/03/17	$106	106

TOTAL SHORT-TERM INVESTMENTS (Cost $106)		106

TOTAL INVESTMENTS — 100.1% (Cost $74,602,253) (b)		73,696,926

Other Assets/(Liabilities) — (0.1)%		(40,724)

NET ASSETS — 100.0%		$73,656,202

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2015 Fund – Portfolio of Investments

December 31, 2016 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 49.9%
DFA Commodity Strategy Portfolio	474,888	$2,844,576
MassMutual Premier Disciplined Growth Fund, Class I (a)	195,687	2,152,559
MassMutual Premier Disciplined Value Fund, Class I (a)	139,417	2,268,310
MassMutual Premier International Equity Fund, Class I (a)	139,484	1,534,320
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	168,411	1,699,262
MassMutual Select Blue Chip Growth Fund, Class I (a)	30,112	470,651
MassMutual Select Diversified International Fund, Class I (a)	114,171	716,993
MassMutual Select Diversified Value Fund, Class I (a)	32,379	487,305
MassMutual Select Focused Value Fund, Class I (a)	86,832	1,705,389
MassMutual Select Fundamental Growth Fund, Class I (a)	60,044	420,905
MassMutual Select Fundamental Value Fund, Class I (a)	36,188	431,367
MassMutual Select Growth Opportunities Fund, Class I (a)	30,161	283,812
MassMutual Select Large Cap Value Fund, Class I (a)	54,576	390,217
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	88,979	1,633,655
MassMutual Select Mid-Cap Value Fund, Class I (a)	169,957	2,433,784
MassMutual Select Overseas Fund, Class I (a)	448,949	3,506,296
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	63,969	853,983
MassMutual Select Small Cap Value Equity Fund, Class I (a)	74,647	1,277,960
MassMutual Select Small Company Value Fund, Class I (a)	42,172	528,417
MM Select Equity Asset Fund, Class I (a)	2,161,562	22,112,783
Oppenheimer Real Estate Fund, Class I (a)	18,191	458,422

		48,210,966

Fixed Income Funds — 50.2%
Barings Global Floating Rate Fund, Class Y (a)	53,911	515,929
MassMutual Premier Core Bond Fund, Class I (a)	872,273	9,254,820

	Number of Shares	Value
MassMutual Premier High Yield Fund, Class I (a)	233,020	$2,083,195
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	658,372	6,748,317
MassMutual Premier Short-Duration Bond Fund, Class I (a)	630,738	6,401,991
MassMutual Select Strategic Bond Fund, Class I (a)	332,680	3,360,065
MassMutual Select Total Return Bond Fund, Class I (a)	417,682	4,047,335
MM Select Bond and Income Asset Fund, Class I (a)	1,590,971	15,273,320
Oppenheimer International Bond Fund, Class I (a)	148,275	831,822

		48,516,794

TOTAL MUTUAL FUNDS (Cost $97,181,355)		96,727,760

TOTAL LONG-TERM INVESTMENTS (Cost $97,181,355)		96,727,760

	Principal Amount
SHORT-TERM INVESTMENTS — 0.0%
Time Deposit — 0.0%
Euro Time Deposit, 0.010%, due 1/03/17	$3,119	3,119

TOTAL SHORT-TERM INVESTMENTS (Cost $3,119)		3,119

TOTAL INVESTMENTS — 100.1% (Cost $97,184,474) (b)		96,730,879

Other Assets/(Liabilities) — (0.1)%		(74,272)

NET ASSETS — 100.0%		$96,656,607

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2020 Fund – Portfolio of Investments

December 31, 2016 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 63.0%
DFA Commodity Strategy Portfolio	2,979,822	$17,849,135
MassMutual Premier Disciplined Growth Fund, Class I (a)	1,059,067	11,649,732
MassMutual Premier Disciplined Value Fund, Class I (a)	756,430	12,307,120
MassMutual Premier International Equity Fund, Class I (a)	809,003	8,899,035
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	945,282	9,537,892
MassMutual Select Blue Chip Growth Fund, Class I (a)	400,373	6,257,835
MassMutual Select Diversified International Fund, Class I (a)	668,043	4,195,310
MassMutual Select Diversified Value Fund, Class I (a)	431,394	6,492,481
MassMutual Select Focused Value Fund, Class I (a)	453,477	8,906,279
MassMutual Select Fundamental Growth Fund, Class I (a)	799,002	5,601,002
MassMutual Select Fundamental Value Fund, Class I (a)	481,876	5,743,956
MassMutual Select Growth Opportunities Fund, Class I (a)	400,079	3,764,746
MassMutual Select Large Cap Value Fund, Class I (a)	726,516	5,194,592
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	441,328	8,102,786
MassMutual Select Mid-Cap Value Fund, Class I (a)	848,787	12,154,628
MassMutual Select Overseas Fund, Class I (a)	2,874,240	22,447,815
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	350,637	4,681,000
MassMutual Select Small Cap Value Equity Fund, Class I (a)	412,559	7,063,008
MassMutual Select Small Company Value Fund, Class I (a)	232,650	2,915,101
MM Select Equity Asset Fund, Class I (a)	14,072,635	143,963,057
Oppenheimer Real Estate Fund, Class I (a)	92,337	2,326,897

		310,053,407

Fixed Income Funds — 37.1%
Barings Global Floating Rate Fund, Class Y (a)	275,426	2,635,825
MassMutual Premier Core Bond Fund, Class I (a)	2,893,546	30,700,527

	Number of Shares	Value
MassMutual Premier High Yield Fund, Class I (a)	1,179,174	$10,541,816
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	2,475,528	25,374,159
MassMutual Premier Short-Duration Bond Fund, Class I (a)	2,652,686	26,924,765
MassMutual Select Strategic Bond Fund, Class I (a)	1,108,103	11,191,845
MassMutual Select Total Return Bond Fund, Class I (a)	1,391,373	13,482,404
MM Select Bond and Income Asset Fund, Class I (a)	5,889,227	56,536,576
Oppenheimer International Bond Fund, Class I (a)	895,542	5,023,990

		182,411,907

TOTAL MUTUAL FUNDS (Cost $497,543,926)		492,465,314

TOTAL LONG-TERM INVESTMENTS (Cost $497,543,926)		492,465,314

	Principal Amount
SHORT-TERM INVESTMENTS — 0.0%
Time Deposit — 0.0%
Euro Time Deposit, 0.010%, due 1/03/17	$117	117

TOTAL SHORT-TERM INVESTMENTS (Cost $117)		117

TOTAL INVESTMENTS — 100.1% (Cost $497,544,043) (b)		492,465,431

Other Assets/(Liabilities) — (0.1)%		(369,013)

NET ASSETS — 100.0%		$492,096,418

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2025 Fund – Portfolio of Investments

December 31, 2016 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 73.8%
DFA Commodity Strategy Portfolio	1,598,357	$9,574,157
MassMutual Premier Disciplined Growth Fund, Class I (a)	544,739	5,992,131
MassMutual Premier Disciplined Value Fund, Class I (a)	388,940	6,328,056
MassMutual Premier International Equity Fund, Class I (a)	544,083	5,984,914
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	612,504	6,180,165
MassMutual Select Blue Chip Growth Fund, Class I (a)	295,020	4,611,162
MassMutual Select Diversified International Fund, Class I (a)	440,807	2,768,266
MassMutual Select Diversified Value Fund, Class I (a)	315,807	4,752,888
MassMutual Select Focused Value Fund, Class I (a)	234,476	4,605,114
MassMutual Select Fundamental Growth Fund, Class I (a)	588,004	4,121,910
MassMutual Select Fundamental Value Fund, Class I (a)	353,047	4,208,324
MassMutual Select Growth Opportunities Fund, Class I (a)	295,773	2,783,227
MassMutual Select Large Cap Value Fund, Class I (a)	532,591	3,808,029
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	238,937	4,386,882
MassMutual Select Mid-Cap Value Fund, Class I (a)	453,104	6,488,447
MassMutual Select Overseas Fund, Class I (a)	1,902,684	14,859,961
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	244,320	3,261,666
MassMutual Select Small Cap Value Equity Fund, Class I (a)	281,434	4,818,153
MassMutual Select Small Company Value Fund, Class I (a)	159,382	1,997,056
MM Select Equity Asset Fund, Class I (a)	7,824,053	80,040,064
Oppenheimer Real Estate Fund, Class I (a)	62,922	1,585,632

		183,156,204

Fixed Income Funds — 26.3%
Barings Global Floating Rate Fund, Class Y (a)	208,316	1,993,582
MassMutual Premier Core Bond Fund, Class I (a)	859,972	9,124,301

	Number of Shares	Value
MassMutual Premier High Yield Fund, Class I (a)	899,112	$8,038,064
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	805,453	8,255,892
MassMutual Premier Short-Duration Bond Fund, Class I (a)	970,035	9,845,852
MassMutual Select Strategic Bond Fund, Class I (a)	323,963	3,272,022
MassMutual Select Total Return Bond Fund, Class I (a)	406,658	3,940,517
MM Select Bond and Income Asset Fund, Class I (a)	1,800,689	17,286,619
Oppenheimer International Bond Fund, Class I (a)	636,010	3,568,017

		65,324,866

TOTAL MUTUAL FUNDS (Cost $248,326,772)		248,481,070

TOTAL LONG-TERM INVESTMENTS (Cost $248,326,772)		248,481,070

TOTAL INVESTMENTS — 100.1% (Cost $248,326,772) (b)		248,481,070

Other Assets/(Liabilities) — (0.1)%		(160,248)

NET ASSETS — 100.0%		$248,320,822

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2030 Fund – Portfolio of Investments

December 31, 2016 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 80.6%
DFA Commodity Strategy Portfolio	3,658,986	$21,917,329
MassMutual Premier Disciplined Growth Fund, Class I (a)	912,228	10,034,503
MassMutual Premier Disciplined Value Fund, Class I (a)	650,313	10,580,596
MassMutual Premier International Equity Fund, Class I (a)	1,334,353	14,677,888
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	1,323,493	13,354,049
MassMutual Select Blue Chip Growth Fund, Class I (a)	702,274	10,976,541
MassMutual Select Diversified International Fund, Class I (a)	1,089,340	6,841,054
MassMutual Select Diversified Value Fund, Class I (a)	752,741	11,328,750
MassMutual Select Focused Value Fund, Class I (a)	444,532	8,730,610
MassMutual Select Fundamental Growth Fund, Class I (a)	1,400,501	9,817,511
MassMutual Select Fundamental Value Fund, Class I (a)	841,419	10,029,710
MassMutual Select Growth Opportunities Fund, Class I (a)	703,850	6,623,224
MassMutual Select Large Cap Value Fund, Class I (a)	1,269,392	9,076,152
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	495,902	9,104,766
MassMutual Select Mid-Cap Value Fund, Class I (a)	945,856	13,544,659
MassMutual Select Overseas Fund, Class I (a)	4,647,929	36,300,327
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	642,053	8,571,409
MassMutual Select Small Cap Value Equity Fund, Class I (a)	745,129	12,756,610
MassMutual Select Small Company Value Fund, Class I (a)	421,159	5,277,117
MM Select Equity Asset Fund, Class I (a)	18,605,052	190,329,679
Oppenheimer Real Estate Fund, Class I (a)	109,364	2,755,961

		422,628,445

Fixed Income Funds — 19.5%
Barings Global Floating Rate Fund, Class Y (a)	522,017	4,995,699
MassMutual Premier Core Bond Fund, Class I (a)	994,389	10,550,470

	Number of Shares	Value
MassMutual Premier High Yield Fund, Class I (a)	2,225,305	$19,894,223
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	1,051,861	10,781,580
MassMutual Premier Short-Duration Bond Fund, Class I (a)	1,434,939	14,564,629
MassMutual Select Strategic Bond Fund, Class I (a)	377,431	3,812,056
MassMutual Select Total Return Bond Fund, Class I (a)	473,820	4,591,319
MM Select Bond and Income Asset Fund, Class I (a)	2,570,439	24,676,218
Oppenheimer International Bond Fund, Class I (a)	1,492,173	8,371,088

		102,237,282

TOTAL MUTUAL FUNDS (Cost $527,856,251)		524,865,727

TOTAL LONG-TERM INVESTMENTS (Cost $527,856,251)		524,865,727

	Principal Amount
SHORT-TERM INVESTMENTS — 0.0%
Time Deposit — 0.0%
Euro Time Deposit, 0.010%, due 1/03/17	$117	117

TOTAL SHORT-TERM INVESTMENTS (Cost $117)		117

TOTAL INVESTMENTS — 100.1% (Cost $527,856,368) (b)		524,865,844

Other Assets/(Liabilities) — (0.1)%		(367,163)

NET ASSETS — 100.0%		$524,498,681

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2035 Fund – Portfolio of Investments

December 31, 2016 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 85.1%
DFA Commodity Strategy Portfolio	1,271,606	$7,616,921
MassMutual Premier Disciplined Growth Fund, Class I (a)	291,709	3,208,799
MassMutual Premier Disciplined Value Fund, Class I (a)	208,050	3,384,971
MassMutual Premier International Equity Fund, Class I (a)	527,826	5,806,090
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	538,709	5,435,576
MassMutual Select Blue Chip Growth Fund, Class I (a)	299,696	4,684,244
MassMutual Select Diversified International Fund, Class I (a)	425,714	2,673,484
MassMutual Select Diversified Value Fund, Class I (a)	319,969	4,815,540
MassMutual Select Focused Value Fund, Class I (a)	165,002	3,240,649
MassMutual Select Fundamental Growth Fund, Class I (a)	597,055	4,185,354
MassMutual Select Fundamental Value Fund, Class I (a)	357,770	4,264,613
MassMutual Select Growth Opportunities Fund, Class I (a)	300,973	2,832,160
MassMutual Select Large Cap Value Fund, Class I (a)	539,900	3,860,284
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	190,650	3,500,327
MassMutual Select Mid-Cap Value Fund, Class I (a)	359,891	5,153,634
MassMutual Select Overseas Fund, Class I (a)	1,817,373	14,193,687
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	260,944	3,483,596
MassMutual Select Small Cap Value Equity Fund, Class I (a)	299,107	5,120,709
MassMutual Select Small Company Value Fund, Class I (a)	169,474	2,123,513
MM Select Equity Asset Fund, Class I (a)	6,727,707	68,824,439
Oppenheimer Real Estate Fund, Class I (a)	42,764	1,077,660

		159,486,250

Fixed Income Funds — 15.0%
Barings Global Floating Rate Fund, Class Y (a)	147,249	1,409,169
MassMutual Premier Core Bond Fund, Class I (a)	290,997	3,087,476

	Number of Shares	Value
MassMutual Premier High Yield Fund, Class I (a)	638,886	$5,711,643
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	253,799	2,601,443
MassMutual Premier Short-Duration Bond Fund, Class I (a)	378,906	3,845,895
MassMutual Select Strategic Bond Fund, Class I (a)	109,249	1,103,411
MassMutual Select Total Return Bond Fund, Class I (a)	137,128	1,328,768
MM Select Bond and Income Asset Fund, Class I (a)	665,775	6,391,444
Oppenheimer International Bond Fund, Class I (a)	473,573	2,656,745

		28,135,994

TOTAL MUTUAL FUNDS (Cost $187,712,975)		187,622,244

TOTAL LONG-TERM INVESTMENTS (Cost $187,712,975)		187,622,244

	Principal Amount
SHORT-TERM INVESTMENTS — 0.0%
Time Deposit — 0.0%
Euro Time Deposit, 0.010%, due 1/03/17	$2,865	2,865

TOTAL SHORT-TERM INVESTMENTS (Cost $2,865)		2,865

TOTAL INVESTMENTS — 100.1% (Cost $187,715,840) (b)		187,625,109

Other Assets/(Liabilities) — (0.1)%		(133,910)

NET ASSETS — 100.0%		$187,491,199

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2040 Fund – Portfolio of Investments

December 31, 2016 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 87.1%
DFA Commodity Strategy Portfolio	2,204,784	$13,206,656
MassMutual Premier Disciplined Growth Fund, Class I (a)	352,223	3,874,449
MassMutual Premier Disciplined Value Fund, Class I (a)	251,749	4,095,956
MassMutual Premier International Equity Fund, Class I (a)	844,644	9,291,088
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	845,459	8,530,679
MassMutual Select Blue Chip Growth Fund, Class I (a)	542,915	8,485,763
MassMutual Select Diversified International Fund, Class I (a)	690,338	4,335,324
MassMutual Select Diversified Value Fund, Class I (a)	582,170	8,761,663
MassMutual Select Focused Value Fund, Class I (a)	272,769	5,357,190
MassMutual Select Fundamental Growth Fund, Class I (a)	1,082,628	7,589,219
MassMutual Select Fundamental Value Fund, Class I (a)	650,743	7,756,851
MassMutual Select Growth Opportunities Fund, Class I (a)	543,939	5,118,469
MassMutual Select Large Cap Value Fund, Class I (a)	981,598	7,018,429
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	308,937	5,672,092
MassMutual Select Mid-Cap Value Fund, Class I (a)	589,952	8,448,115
MassMutual Select Overseas Fund, Class I (a)	2,922,620	22,825,662
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	433,250	5,783,882
MassMutual Select Small Cap Value Equity Fund, Class I (a)	503,189	8,614,600
MassMutual Select Small Company Value Fund, Class I (a)	284,267	3,561,865
MM Select Equity Asset Fund, Class I (a)	12,134,498	124,135,910
Oppenheimer Real Estate Fund, Class I (a)	50,059	1,261,482

		273,725,344

Fixed Income Funds — 13.0%
Barings Global Floating Rate Fund, Class Y (a)	201,490	1,928,259
MassMutual Premier Core Bond Fund, Class I (a)	462,639	4,908,602

	Number of Shares	Value
MassMutual Premier High Yield Fund, Class I (a)	853,687	$7,631,963
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	310,472	3,182,342
MassMutual Premier Short-Duration Bond Fund, Class I (a)	511,216	5,188,842
MassMutual Select Strategic Bond Fund, Class I (a)	175,689	1,774,458
MassMutual Select Total Return Bond Fund, Class I (a)	220,549	2,137,124
MM Select Bond and Income Asset Fund, Class I (a)	1,031,783	9,905,117
Oppenheimer International Bond Fund, Class I (a)	727,275	4,080,013

		40,736,720

TOTAL MUTUAL FUNDS (Cost $316,079,657)		314,462,064

TOTAL LONG-TERM INVESTMENTS (Cost $316,079,657)		314,462,064

	Principal Amount
SHORT-TERM INVESTMENTS — 0.0%
Time Deposit — 0.0%
Euro Time Deposit, 0.010%, due 1/03/17	$110	110

TOTAL SHORT-TERM INVESTMENTS (Cost $110)		110

TOTAL INVESTMENTS — 100.1% (Cost $316,079,767) (b)		314,462,174

Other Assets/(Liabilities) — (0.1)%		(180,118)

NET ASSETS — 100.0%		$314,282,056

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2045 Fund – Portfolio of Investments

December 31, 2016 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 88.9%
DFA Commodity Strategy Portfolio	693,069	$4,151,484
MassMutual Premier Disciplined Growth Fund, Class I (a)	98,677	1,085,444
MassMutual Premier Disciplined Value Fund, Class I (a)	70,429	1,145,886
MassMutual Premier International Equity Fund, Class I (a)	303,108	3,334,182
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	320,464	3,233,482
MassMutual Select Blue Chip Growth Fund, Class I (a)	212,139	3,315,740
MassMutual Select Diversified International Fund, Class I (a)	244,234	1,533,789
MassMutual Select Diversified Value Fund, Class I (a)	226,508	3,408,940
MassMutual Select Focused Value Fund, Class I (a)	96,987	1,904,820
MassMutual Select Fundamental Growth Fund, Class I (a)	422,615	2,962,532
MassMutual Select Fundamental Value Fund, Class I (a)	253,268	3,018,949
MassMutual Select Growth Opportunities Fund, Class I (a)	213,009	2,004,413
MassMutual Select Large Cap Value Fund, Class I (a)	382,201	2,732,739
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	111,863	2,053,812
MassMutual Select Mid-Cap Value Fund, Class I (a)	210,774	3,018,280
MassMutual Select Overseas Fund, Class I (a)	1,039,637	8,119,564
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	158,596	2,117,252
MassMutual Select Small Cap Value Equity Fund, Class I (a)	181,324	3,104,275
MassMutual Select Small Company Value Fund, Class I (a)	102,802	1,288,105
MM Select Equity Asset Fund, Class I (a)	3,978,333	40,698,347
Oppenheimer Real Estate Fund, Class I (a)	19,925	502,120

		94,734,155

Fixed Income Funds — 11.2%
Barings Global Floating Rate Fund, Class Y (a)	55,632	532,394
MassMutual Premier Core Bond Fund, Class I (a)	155,678	1,651,747

	Number of Shares	Value
MassMutual Premier High Yield Fund, Class I (a)	239,209	$2,138,528
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	77,788	797,326
MassMutual Premier Short-Duration Bond Fund, Class I (a)	143,275	1,454,240
MassMutual Select Strategic Bond Fund, Class I (a)	58,183	587,652
MassMutual Select Total Return Bond Fund, Class I (a)	73,013	707,497
MM Select Bond and Income Asset Fund, Class I (a)	289,896	2,783,002
Oppenheimer International Bond Fund, Class I (a)	231,907	1,300,998

		11,953,384

TOTAL MUTUAL FUNDS (Cost $106,752,406)		106,687,539

TOTAL LONG-TERM INVESTMENTS (Cost $106,752,406)		106,687,539

TOTAL INVESTMENTS — 100.1% (Cost $106,752,406) (b)		106,687,539

Other Assets/(Liabilities) — (0.1)%		(67,611)

NET ASSETS — 100.0%		$106,619,928

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2050 Fund – Portfolio of Investments

December 31, 2016 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 94.4%
DFA Commodity Strategy Portfolio	1,041,593	$6,239,142
MassMutual Premier Disciplined Growth Fund, Class I (a)	128,245	1,410,698
MassMutual Premier Disciplined Value Fund, Class I (a)	91,538	1,489,325
MassMutual Premier International Equity Fund, Class I (a)	440,683	4,847,515
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	461,609	4,657,631
MassMutual Select Blue Chip Growth Fund, Class I (a)	315,747	4,935,123
MassMutual Select Diversified International Fund, Class I (a)	356,238	2,237,175
MassMutual Select Diversified Value Fund, Class I (a)	337,190	5,074,716
MassMutual Select Focused Value Fund, Class I (a)	141,894	2,786,806
MassMutual Select Fundamental Growth Fund, Class I (a)	629,116	4,410,106
MassMutual Select Fundamental Value Fund, Class I (a)	377,049	4,494,429
MassMutual Select Growth Opportunities Fund, Class I (a)	316,960	2,982,598
MassMutual Select Large Cap Value Fund, Class I (a)	569,007	4,068,402
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	162,671	2,986,636
MassMutual Select Mid-Cap Value Fund, Class I (a)	307,468	4,402,943
MassMutual Select Overseas Fund, Class I (a)	1,510,035	11,793,376
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	231,781	3,094,280
MassMutual Select Small Cap Value Equity Fund, Class I (a)	266,116	4,555,910
MassMutual Select Small Company Value Fund, Class I (a)	150,680	1,888,025
MM Select Equity Asset Fund, Class I (a)	6,029,554	61,682,334
Oppenheimer Real Estate Fund, Class I (a)	26,346	663,907

		140,701,077

Fixed Income Funds — 5.6%
Barings Global Floating Rate Fund, Class Y (a)	37,487	358,755
MassMutual Premier Core Bond Fund, Class I (a)	107,020	1,135,485

	Number of Shares	Value
MassMutual Premier High Yield Fund, Class I (a)	159,196	$1,423,216
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	50,512	517,750
MassMutual Premier Short-Duration Bond Fund, Class I (a)	116,865	1,186,183
MassMutual Select Strategic Bond Fund, Class I (a)	40,157	405,587
MassMutual Select Total Return Bond Fund, Class I (a)	50,391	488,288
MM Select Bond and Income Asset Fund, Class I (a)	201,908	1,938,312
Oppenheimer International Bond Fund, Class I (a)	159,009	892,041

		8,345,617

TOTAL MUTUAL FUNDS (Cost $149,428,482)		149,046,694

TOTAL LONG-TERM INVESTMENTS (Cost $149,428,482)		149,046,694

	Principal Amount
SHORT-TERM INVESTMENTS — 0.0%
Time Deposit — 0.0%
Euro Time Deposit, 0.010%, due 1/03/17	$107	107

TOTAL SHORT-TERM INVESTMENTS (Cost $107)		107

TOTAL INVESTMENTS — 100.0% (Cost $149,428,589) (b)		149,046,801

Other Assets/(Liabilities) — (0.0)%		(57,348)

NET ASSETS — 100.0%		$148,989,453

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2055 Fund – Portfolio of Investments

December 31, 2016 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 94.4%
DFA Commodity Strategy Portfolio	199,425	$1,194,554
MassMutual Premier Disciplined Growth Fund, Class I (a)	35,837	394,204
MassMutual Premier Disciplined Value Fund, Class I (a)	25,389	413,078
MassMutual Premier International Equity Fund, Class I (a)	101,191	1,113,105
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	107,682	1,086,513
MassMutual Select Blue Chip Growth Fund, Class I (a)	69,531	1,086,763
MassMutual Select Diversified International Fund, Class I (a)	80,468	505,340
MassMutual Select Diversified Value Fund, Class I (a)	73,764	1,110,147
MassMutual Select Focused Value Fund, Class I (a)	31,039	609,612
MassMutual Select Fundamental Growth Fund, Class I (a)	138,337	969,742
MassMutual Select Fundamental Value Fund, Class I (a)	82,536	983,834
MassMutual Select Growth Opportunities Fund, Class I (a)	70,017	658,858
MassMutual Select Large Cap Value Fund, Class I (a)	124,608	890,949
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	37,149	682,054
MassMutual Select Mid-Cap Value Fund, Class I (a)	68,640	982,924
MassMutual Select Overseas Fund, Class I (a)	342,887	2,677,946
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	52,037	694,698
MassMutual Select Small Cap Value Equity Fund, Class I (a)	58,193	996,265
MassMutual Select Small Company Value Fund, Class I (a)	33,109	414,861
MM Select Equity Asset Fund, Class I (a)	1,155,137	11,817,056
Oppenheimer Real Estate Fund, Class I (a)	9,064	228,422

		29,510,925

Fixed Income Funds — 5.6%
Barings Global Floating Rate Fund, Class Y (a)	8,302	79,447
MassMutual Premier Core Bond Fund, Class I (a)	23,857	253,127

	Number of Shares	Value
MassMutual Premier High Yield Fund, Class I (a)	34,191	$305,665
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	11,047	113,228
MassMutual Premier Short-Duration Bond Fund, Class I (a)	24,913	252,863
MassMutual Select Strategic Bond Fund, Class I (a)	8,658	87,446
MassMutual Select Total Return Bond Fund, Class I (a)	10,860	105,238
MM Select Bond and Income Asset Fund, Class I (a)	38,637	370,916
Oppenheimer International Bond Fund, Class I (a)	34,254	192,167

		1,760,097

TOTAL MUTUAL FUNDS (Cost $31,009,253)		31,271,022

TOTAL LONG-TERM INVESTMENTS (Cost $31,009,253)		31,271,022

	Principal Amount
SHORT-TERM INVESTMENTS — 0.0%
Time Deposit — 0.0%
Euro Time Deposit, 0.010%, due 1/03/17	$91	91

TOTAL SHORT-TERM INVESTMENTS (Cost $91)		91

TOTAL INVESTMENTS — 100.0% (Cost $31,009,344) (b)		31,271,113

Other Assets/(Liabilities) — 0.0%		384

NET ASSETS — 100.0%		$31,271,497

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2060 Fund – Portfolio of Investments

December 31, 2016 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 99.5%
Equity Funds — 93.9%
DFA Commodity Strategy Portfolio	72,694	$435,440
MassMutual Premier Disciplined Growth Fund, Class I (a)	9,063	99,693
MassMutual Premier Disciplined Value Fund, Class I (a)	6,484	105,489
MassMutual Premier International Equity Fund, Class I (a)	29,684	326,523
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	29,306	295,700
MassMutual Select Blue Chip Growth Fund, Class I (a)	21,209	331,492
MassMutual Select Diversified International Fund, Class I (a)	24,277	152,460
MassMutual Select Diversified Value Fund, Class I (a)	22,782	342,874
MassMutual Select Focused Value Fund, Class I (a)	9,603	188,596
MassMutual Select Fundamental Growth Fund, Class I (a)	42,319	296,656
MassMutual Select Fundamental Value Fund, Class I (a)	25,458	303,460
MassMutual Select Growth Opportunities Fund, Class I (a)	21,242	199,888
MassMutual Select Large Cap Value Fund, Class I (a)	38,417	274,682
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	11,032	202,547
MassMutual Select Mid-Cap Value Fund, Class I (a)	20,914	299,487
MassMutual Select Overseas Fund, Class I (a)	102,147	797,770
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	15,706	209,681
MassMutual Select Small Cap Value Equity Fund, Class I (a)	18,092	309,737
MassMutual Select Small Company Value Fund, Class I (a)	10,231	128,190
MM Select Equity Asset Fund, Class I (a)	420,787	4,304,653
Oppenheimer Real Estate Fund, Class I (a)	1,842	46,424

		9,651,442

Fixed Income Funds — 5.6%
Barings Global Floating Rate Fund, Class Y (a)	2,674	25,594
MassMutual Premier Core Bond Fund, Class I (a)	7,317	77,628

	Number of Shares	Value
MassMutual Premier High Yield Fund, Class I (a)	10,714	$95,785
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	3,441	35,273
MassMutual Premier Short-Duration Bond Fund, Class I (a)	8,070	81,913
MassMutual Select Strategic Bond Fund, Class I (a)	2,729	27,561
MassMutual Select Total Return Bond Fund, Class I (a)	3,425	33,192
MM Select Bond and Income Asset Fund, Class I (a)	14,134	135,685
Oppenheimer International Bond Fund, Class I (a)	10,789	60,528

		573,159

TOTAL MUTUAL FUNDS (Cost $10,397,121)		10,224,601

TOTAL LONG-TERM INVESTMENTS (Cost $10,397,121)		10,224,601

TOTAL INVESTMENTS — 99.5% (Cost $10,397,121) (b)		10,224,601

Other Assets/(Liabilities) — 0.5%		49,264

NET ASSETS — 100.0%		$10,273,865

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MM Select Bond and Income Asset Fund – Portfolio of Investments

December 31, 2016 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 99.3%
SOVEREIGN DEBT OBLIGATIONS — 8.7%
Bundesobligation EUR (a) (b) 0.010% 4/17/20	$300,000	$323,456
Bundesobligation EUR (a) (b) 0.010% 4/09/21	300,000	324,144
Bundesobligation EUR (a) (b) 0.010% 10/08/21	175,000	189,013
Bundesobligation EUR (a) (b) 0.250% 10/16/20	200,000	217,983
Bundesobligation EUR (a) (b) 0.500% 4/12/19	350,000	379,339
Bundesobligation EUR (a) (b) 1.000% 10/12/18	300,000	325,904
Bundesrepublik Deutschland EUR (a) (b) 0.010% 8/15/26	250,000	258,267
Bundesrepublik Deutschland EUR (a) (b) 0.500% 2/15/25	200,000	219,918
Bundesrepublik Deutschland EUR (a) (b) 0.500% 2/15/26	200,000	218,112
Bundesrepublik Deutschland EUR (a) (b) 1.000% 8/15/24	200,000	228,720
Bundesrepublik Deutschland EUR (a) (b) 1.000% 8/15/25	100,000	114,220
Bundesrepublik Deutschland EUR (a) (b) 1.500% 9/04/22	100,000	116,733
Bundesrepublik Deutschland EUR (a) (b) 1.500% 2/15/23	125,000	146,539
Bundesrepublik Deutschland EUR (a) (b) 1.500% 5/15/23	100,000	117,516
Bundesrepublik Deutschland EUR (a) (b) 1.500% 5/15/24	50,000	59,147
Bundesrepublik Deutschland EUR (a) (b) 1.750% 7/04/22	200,000	235,993
Bundesrepublik Deutschland EUR (a) (b) 1.750% 2/15/24	100,000	119,997
Bundesrepublik Deutschland EUR (a) (b) 2.500% 7/04/44	100,000	146,393
Bundesrepublik Deutschland EUR (a) (b) 2.500% 8/15/46	125,000	185,124
Bundesrepublik Deutschland EUR (a) (b) 4.000% 1/04/37	100,000	169,957
Bundesrepublik Deutschland EUR (a) (b) 4.250% 7/04/39	100,000	180,876
Bundesrepublik Deutschland EUR (a) (b) 4.750% 7/04/34	100,000	177,735
Bundesrepublik Deutschland EUR (a) (b) 4.750% 7/04/40	100,000	194,721
Bundesrepublik Deutschland EUR (a) (b) 5.500% 1/04/31	115,000	203,862
Bundesschatzanweisungen EUR (a) (b) 0.010% 3/16/18	500,000	531,374

	Principal Amount	Value
France Government Bond OAT EUR (a) (b) 0.010% 2/25/18	$100,000	$106,116
France Government Bond OAT EUR (a) (b) 0.010% 2/25/19	150,000	160,177
France Government Bond OAT EUR (a) (b) 0.010% 5/25/20	300,000	321,123
France Government Bond OAT EUR (a) (b) 0.010% 5/25/21	300,000	320,094
France Government Bond OAT EUR (a) (b) 0.010% 5/25/22	50,000	52,983
France Government Bond OAT EUR (a) (b) 0.250% 11/25/20	300,000	324,045
France Government Bond OAT EUR (a) (b) 0.250% 11/25/26	50,000	50,463
France Government Bond OAT EUR (a) (b) 0.500% 11/25/19	350,000	380,166
France Government Bond OAT EUR (a) (b) 0.500% 5/25/26	325,000	338,718
France Government Bond OAT EUR (a) (b) 1.000% 5/25/18	300,000	323,242
France Government Bond OAT EUR (a) (b) 1.000% 11/25/18	100,000	108,591
France Government Bond OAT EUR (a) (b) 1.000% 5/25/19	100,000	109,481
France Government Bond OAT EUR (a) (b) 1.000% 11/25/25	335,000	367,395
France Government Bond OAT EUR (a) (b) 1.250% 5/25/36	50,000	51,984
France Government Bond OAT EUR (a) (b) 1.500% 5/25/31	150,000	167,329
France Government Bond OAT EUR (a) (b) 1.750% 5/25/23	425,000	496,529
France Government Bond OAT EUR (a) (b) 1.750% 11/25/24	200,000	235,133
France Government Bond OAT EUR (a) (b) 1.750% 5/25/66	85,000	87,012
France Government Bond OAT EUR (a) (b) 2.250% 10/25/22	250,000	298,930
France Government Bond OAT EUR (a) (b) 2.500% 5/25/30	300,000	376,807
France Government Bond OAT EUR (a) (b) 3.000% 4/25/22	100,000	123,115
France Government Bond OAT EUR (a) (b) 3.250% 5/25/45	175,000	253,502
France Government Bond OAT EUR (a) (b) 4.000% 10/25/38	75,000	118,271
France Government Bond OAT EUR (a) (b) 4.500% 4/25/41	100,000	170,319
France Government Bond OAT EUR (a) (b) 4.750% 4/25/35	110,000	183,237

The accompanying notes are an integral part of the portfolio of investments.

MM Select Bond and Income Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Japan Government Five Year Bond JPY (b) 0.100% 3/20/18	$15,000,000	$128,904
Japan Government Five Year Bond JPY (b) 0.100% 9/20/19	10,000,000	86,177
Japan Government Five Year Bond JPY (b) 0.100% 3/20/20	15,000,000	129,325
Japan Government Five Year Bond JPY (b) 0.100% 6/20/20	10,000,000	86,227
Japan Government Five Year Bond JPY (b) 0.100% 9/20/20	15,000,000	129,414
Japan Government Five Year Bond JPY (b) 0.100% 3/20/21	15,000,000	129,515
Japan Government Five Year Bond JPY (b) 0.100% 6/20/21	15,000,000	129,522
Japan Government Five Year Bond JPY (b) 0.100% 9/20/21	15,000,000	129,565
Japan Government Five Year Bond JPY (b) 0.200% 9/20/19	10,000,000	86,409
Japan Government Five Year Bond JPY (b) 0.300% 6/20/18	20,000,000	172,437
Japan Government Forty Year Bond JPY (b) 0.400% 3/20/56	10,000,000	74,348
Japan Government Forty Year Bond JPY (b) 2.200% 3/20/51	8,000,000	98,165
Japan Government Ten Year Bond JPY (b) 0.100% 3/20/26	5,000,000	43,116
Japan Government Ten Year Bond JPY (b) 0.100% 6/20/26	5,000,000	43,087
Japan Government Ten Year Bond JPY (b) 0.100% 9/20/26	10,000,000	86,057
Japan Government Ten Year Bond JPY (b) 0.100% 12/20/26	20,000,000	172,003
Japan Government Ten Year Bond JPY (b) 0.300% 12/20/24	5,000,000	43,858

	Principal Amount	Value
Japan Government Ten Year Bond JPY (b) 0.300% 12/20/25	$5,000,000	$43,896
Japan Government Ten Year Bond JPY (b) 0.400% 3/20/25	10,000,000	88,443
Japan Government Ten Year Bond JPY (b) 0.400% 6/20/25	5,000,000	44,217
Japan Government Ten Year Bond JPY (b) 0.400% 9/20/25	10,000,000	88,505
Japan Government Ten Year Bond JPY (b) 0.500% 9/20/24	10,000,000	88,970
Japan Government Ten Year Bond JPY (b) 0.600% 3/20/23	8,000,000	71,340
Japan Government Ten Year Bond JPY (b) 0.600% 9/20/23	5,000,000	44,696
Japan Government Ten Year Bond JPY (b) 0.600% 12/20/23	8,000,000	71,592
Japan Government Ten Year Bond JPY (b) 0.600% 3/20/24	10,000,000	89,513
Japan Government Ten Year Bond JPY (b) 0.600% 6/20/24	10,000,000	89,591
Japan Government Ten Year Bond JPY (b) 0.700% 12/20/22	10,000,000	89,569
Japan Government Ten Year Bond JPY (b) 0.800% 6/20/22	10,000,000	89,715
Japan Government Ten Year Bond JPY (b) 0.800% 6/20/23	10,000,000	90,379
Japan Government Ten Year Bond JPY (b) 0.900% 3/20/22	10,000,000	89,997
Japan Government Ten Year Bond JPY (b) 1.000% 12/20/21	10,000,000	90,217
Japan Government Thirty Year Bond JPY (b) 1.400% 12/20/45	5,000,000	50,587
Japan Government Thirty Year Bond JPY (b) 1.500% 3/20/45	5,000,000	51,521
Japan Government Thirty Year Bond JPY (b) 1.700% 12/20/43	5,000,000	53,477
Japan Government Thirty Year Bond JPY (b) 1.900% 9/20/42	5,000,000	55,278
Japan Government Thirty Year Bond JPY (b) 2.000% 9/20/40	7,000,000	77,679

The accompanying notes are an integral part of the portfolio of investments.

MM Select Bond and Income Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Japan Government Thirty Year Bond JPY (b) 2.200% 3/20/41	$10,000,000	$115,268
Japan Government Thirty Year Bond JPY (b) 2.300% 3/20/39	5,000,000	57,512
Japan Government Thirty Year Bond JPY (b) 2.400% 3/20/37	5,000,000	57,462
Japan Government Twenty Year Bond JPY (b) 0.200% 6/20/36	5,000,000	39,929
Japan Government Twenty Year Bond JPY (b) 1.000% 12/20/35	5,000,000	46,394
Japan Government Twenty Year Bond JPY (b) 1.200% 12/20/34	7,000,000	67,454
Japan Government Twenty Year Bond JPY (b) 1.200% 3/20/35	12,000,000	115,508
Japan Government Twenty Year Bond JPY (b) 1.300% 6/20/35	7,000,000	68,343
Japan Government Twenty Year Bond JPY (b) 1.400% 9/20/34	5,000,000	49,664
Japan Government Twenty Year Bond JPY (b) 1.600% 12/20/33	5,000,000	51,134
Japan Government Twenty Year Bond JPY (b) 1.700% 9/20/32	5,000,000	51,779
Japan Government Twenty Year Bond JPY (b) 1.700% 12/20/32	5,000,000	51,781
Japan Government Twenty Year Bond JPY (b) 1.700% 6/20/33	5,000,000	51,813
Japan Government Twenty Year Bond JPY (b) 1.700% 9/20/33	5,000,000	51,822
Japan Government Twenty Year Bond JPY (b) 1.800% 12/20/31	5,000,000	52,330
Japan Government Twenty Year Bond JPY (b) 1.900% 9/20/30	5,000,000	52,532
Japan Government Twenty Year Bond JPY (b) 1.900% 6/20/31	5,000,000	52,794

	Principal Amount	Value
Japan Government Twenty Year Bond JPY (b) 2.100% 12/20/26	$5,000,000	$51,522
Japan Government Twenty Year Bond JPY (b) 2.100% 12/20/27	7,000,000	73,028
Japan Government Twenty Year Bond JPY (b) 2.100% 9/20/28	7,000,000	73,706
Japan Government Twenty Year Bond JPY (b) 2.100% 3/20/29	5,000,000	52,912
Japan Government Twenty Year Bond JPY (b) 2.100% 9/20/29	7,000,000	74,440
Japan Government Twenty Year Bond JPY (b) 2.100% 3/20/30	7,000,000	74,812
Japan Government Twenty Year Bond JPY (b) 2.100% 12/20/30	10,000,000	107,570
Japan Government Twenty Year Bond JPY (b) 2.400% 6/20/28	5,000,000	53,951
Japan Government Twenty Year Bond JPY (b) 2.600% 3/20/19	40,000,000	363,243
Japan Government Two Year Bond JPY (b) 0.100% 9/15/18	25,000,000	214,982
United Kingdom Gilt GBP (a) (b) 0.500% 7/22/22	50,000	60,946
United Kingdom Gilt GBP (a) (b) 1.250% 7/22/18	225,000	282,425
United Kingdom Gilt GBP (a) (b) 1.500% 1/22/21	400,000	514,261
United Kingdom Gilt GBP (a) (b) 1.500% 7/22/26	250,000	315,305
United Kingdom Gilt GBP (a) (b) 1.500% 7/22/47	160,000	182,935
United Kingdom Gilt GBP (a) (b) 1.750% 7/22/19	350,000	449,456
United Kingdom Gilt GBP (a) (b) 1.750% 9/07/22	150,000	195,854
United Kingdom Gilt GBP (a) (b) 2.000% 7/22/20	200,000	261,049
United Kingdom Gilt GBP (a) (b) 2.000% 9/07/25	100,000	132,434
United Kingdom Gilt GBP (a) (b) 2.250% 9/07/23	125,000	168,552
United Kingdom Gilt GBP (a) (b) 2.500% 7/22/65	35,000	54,803

The accompanying notes are an integral part of the portfolio of investments.

MM Select Bond and Income Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
United Kingdom Gilt GBP (a) (b) 2.750% 9/07/24	$150,000	$209,465
United Kingdom Gilt GBP (a) (b) 3.250% 1/22/44	40,000	63,706
United Kingdom Gilt GBP (a) (b) 3.500% 1/22/45	100,000	166,917
United Kingdom Gilt GBP (a) (b) 3.500% 7/22/68	100,000	200,415
United Kingdom Gilt GBP (a) (b) 3.750% 9/07/21	125,000	177,319
United Kingdom Gilt GBP (a) (b) 4.250% 6/07/32	100,000	167,301
United Kingdom Gilt GBP (a) (b) 4.250% 3/07/36	50,000	86,431
United Kingdom Gilt GBP (a) (b) 4.250% 9/07/39	150,000	267,454
United Kingdom Gilt GBP (a) (b) 4.250% 12/07/40	100,000	180,534
United Kingdom Gilt GBP (a) (b) 4.250% 12/07/49	125,000	248,401
United Kingdom Gilt GBP (a) (b) 4.250% 12/07/55	135,000	287,045
United Kingdom Gilt GBP (a) (b) 4.500% 9/07/34	200,000	351,034
United Kingdom Gilt GBP (a) (b) 4.500% 12/07/42	100,000	190,738
United Kingdom Gilt GBP (a) (b) 4.750% 12/07/30	150,000	259,580
United Kingdom Gilt GBP (a) (b) 4.750% 12/07/38	40,000	75,529

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $23,408,855)		21,860,690

U.S. TREASURY OBLIGATIONS — 90.6%
U.S. Treasury Bonds & Notes — 90.6%
U.S. Treasury Bond 4.500% 2/15/36	3,915,000	4,953,010
U.S. Treasury Bond 5.250% 11/15/28	2,275,000	2,895,604
U.S. Treasury Bond 5.250% 2/15/29	1,650,000	2,108,874
U.S. Treasury Bond 5.375% 2/15/31	3,575,000	4,761,244
U.S. Treasury Bond 5.500% 8/15/28	1,750,000	2,265,430
U.S. Treasury Bond 6.125% 11/15/27	2,500,000	3,354,883
U.S. Treasury Bond 6.125% 8/15/29	1,325,000	1,830,467
U.S. Treasury Bond 6.250% 5/15/30	2,225,000	3,147,202

	Principal Amount	Value
U.S. Treasury Bond 6.375% 8/15/27	$1,100,000	$1,497,311
U.S. Treasury Bond 6.625% 2/15/27	910,000	1,248,993
U.S. Treasury Inflation Index 0.125% 4/15/17	8,354,206	8,370,413
U.S. Treasury Inflation Index 0.125% 4/15/18	6,796,920	6,858,738
U.S. Treasury Inflation Index 0.125% 4/15/19	6,705,270	6,788,972
U.S. Treasury Inflation Index 0.125% 4/15/20	6,502,797	6,570,361
U.S. Treasury Inflation Index 0.125% 4/15/21	4,283,496	4,308,010
U.S. Treasury Inflation Index 0.625% 7/15/21	4,289,920	4,426,768
U.S. Treasury Inflation Index 1.125% 1/15/21	4,419,960	4,636,825
U.S. Treasury Inflation Index 1.250% 7/15/20	3,546,784	3,745,879
U.S. Treasury Inflation Index 1.375% 7/15/18	2,802,350	2,907,979
U.S. Treasury Inflation Index 1.375% 1/15/20	2,794,500	2,939,015
U.S. Treasury Inflation Index 1.625% 1/15/18	2,711,454	2,782,312
U.S. Treasury Inflation Index 1.875% 7/15/19	2,547,180	2,712,191
U.S. Treasury Inflation Index 2.125% 1/15/19	1,407,313	1,486,965
U.S. Treasury Note 0.625% 4/30/18	1,000,000	995,049
U.S. Treasury Note 0.625% 6/30/18	1,000,000	993,711
U.S. Treasury Note 0.750% 1/31/18	500,000	498,945
U.S. Treasury Note 0.750% 2/28/18	1,000,000	997,397
U.S. Treasury Note 0.750% 3/31/18	1,000,000	997,075
U.S. Treasury Note 0.750% 4/15/18	1,000,000	996,885
U.S. Treasury Note 0.750% 4/30/18	500,000	498,345
U.S. Treasury Note 0.750% 7/31/18	1,000,000	994,580
U.S. Treasury Note 0.750% 8/31/18	1,100,000	1,093,216
U.S. Treasury Note 0.750% 9/30/18	500,000	496,650
U.S. Treasury Note 0.750% 10/31/18	500,000	496,389

The accompanying notes are an integral part of the portfolio of investments.

MM Select Bond and Income Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Note 0.750% 2/15/19	$1,000,000	$989,990
U.S. Treasury Note 0.750% 7/15/19	1,000,000	985,400
U.S. Treasury Note 0.750% 8/15/19	1,000,000	984,570
U.S. Treasury Note 0.875% 1/15/18	500,000	499,620
U.S. Treasury Note 0.875% 1/31/18	500,000	499,568
U.S. Treasury Note 0.875% 3/31/18	1,000,000	998,716
U.S. Treasury Note 0.875% 5/31/18	1,000,000	998,057
U.S. Treasury Note 0.875% 7/15/18	1,000,000	996,758
U.S. Treasury Note 0.875% 10/15/18	750,000	746,400
U.S. Treasury Note 0.875% 4/15/19	1,000,000	990,957
U.S. Treasury Note 0.875% 5/15/19	1,000,000	990,342
U.S. Treasury Note 0.875% 6/15/19	1,000,000	989,463
U.S. Treasury Note 0.875% 9/15/19	1,500,000	1,480,386
U.S. Treasury Note 1.000% 2/15/18	1,000,000	1,000,352
U.S. Treasury Note 1.000% 3/15/18	1,000,000	1,000,420
U.S. Treasury Note 1.000% 5/15/18	500,000	499,827
U.S. Treasury Note 1.000% 5/31/18	1,000,000	999,570
U.S. Treasury Note 1.000% 8/15/18	1,000,000	998,555
U.S. Treasury Note 1.000% 11/30/18	500,000	498,384
U.S. Treasury Note 1.000% 3/15/19	1,000,000	994,658
U.S. Treasury Note 1.000% 8/31/19	500,000	495,273
U.S. Treasury Note 1.000% 10/15/19	1,350,000	1,335,603
U.S. Treasury Note 1.000% 11/15/19	1,250,000	1,234,888
U.S. Treasury Note 1.000% 11/30/19	1,000,000	987,832
U.S. Treasury Note 1.125% 6/15/18	1,000,000	1,001,060
U.S. Treasury Note 1.125% 1/15/19	1,000,000	998,115

	Principal Amount	Value
U.S. Treasury Note 1.125% 3/31/20	$1,000,000	$986,963
U.S. Treasury Note 1.125% 4/30/20	600,000	591,656
U.S. Treasury Note 1.125% 2/28/21	1,000,000	973,037
U.S. Treasury Note 1.125% 6/30/21	1,000,000	967,930
U.S. Treasury Note 1.125% 7/31/21	1,000,000	966,582
U.S. Treasury Note 1.125% 8/31/21	1,300,000	1,256,074
U.S. Treasury Note 1.125% 9/30/21	1,000,000	964,570
U.S. Treasury Note 1.250% 10/31/18	750,000	751,165
U.S. Treasury Note 1.250% 11/15/18	1,000,000	1,001,484
U.S. Treasury Note 1.250% 11/30/18	1,500,000	1,501,890
U.S. Treasury Note 1.250% 12/15/18	1,000,000	1,000,977
U.S. Treasury Note 1.250% 12/31/18	1,150,000	1,151,006
U.S. Treasury Note 1.250% 1/31/20	1,000,000	992,490
U.S. Treasury Note 1.250% 2/29/20	1,000,000	991,865
U.S. Treasury Note 1.250% 3/31/21	1,000,000	976,855
U.S. Treasury Note 1.250% 10/31/21	1,000,000	969,717
U.S. Treasury Note 1.250% 7/31/23	1,500,000	1,412,285
U.S. Treasury Note 1.375% 6/30/18	1,000,000	1,004,609
U.S. Treasury Note 1.375% 7/31/18	1,000,000	1,004,541
U.S. Treasury Note 1.375% 9/30/18	1,500,000	1,505,530
U.S. Treasury Note 1.375% 2/28/19	1,000,000	1,002,607
U.S. Treasury Note 1.375% 12/15/19	2,250,000	2,244,441
U.S. Treasury Note 1.375% 4/30/20	1,000,000	993,447
U.S. Treasury Note 1.375% 5/31/20	1,000,000	993,594
U.S. Treasury Note 1.375% 8/31/20	1,000,000	989,434
U.S. Treasury Note 1.375% 9/30/20	1,000,000	988,516

The accompanying notes are an integral part of the portfolio of investments.

MM Select Bond and Income Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Note 1.375% 10/31/20	$1,000,000	$987,578
U.S. Treasury Note 1.375% 1/31/21	1,000,000	984,082
U.S. Treasury Note 1.375% 4/30/21	1,000,000	980,977
U.S. Treasury Note 1.375% 5/31/21	1,000,000	980,244
U.S. Treasury Note 1.375% 8/31/23	2,000,000	1,895,352
U.S. Treasury Note 1.375% 9/30/23	1,000,000	947,187
U.S. Treasury Note 1.500% 8/31/18	1,500,000	1,509,272
U.S. Treasury Note 1.500% 12/31/18	1,000,000	1,005,703
U.S. Treasury Note 1.500% 1/31/19	1,000,000	1,005,391
U.S. Treasury Note 1.500% 2/28/19	1,000,000	1,005,391
U.S. Treasury Note 1.500% 5/31/19	1,000,000	1,004,502
U.S. Treasury Note 1.500% 10/31/19	1,000,000	1,002,275
U.S. Treasury Note 1.500% 11/30/19	1,150,000	1,152,134
U.S. Treasury Note 1.500% 1/31/22	1,000,000	977,353
U.S. Treasury Note 1.500% 2/28/23	1,000,000	961,875
U.S. Treasury Note 1.500% 3/31/23	2,000,000	1,922,344
U.S. Treasury Note 1.500% 8/15/26	1,500,000	1,379,824
U.S. Treasury Note 1.625% 3/31/19	500,000	503,906
U.S. Treasury Note 1.625% 4/30/19	1,000,000	1,007,725
U.S. Treasury Note 1.625% 6/30/19	750,000	755,581
U.S. Treasury Note 1.625% 7/31/19	600,000	604,125
U.S. Treasury Note 1.625% 8/31/19	750,000	755,098
U.S. Treasury Note 1.625% 6/30/20	1,000,000	1,000,332
U.S. Treasury Note 1.625% 7/31/20	1,000,000	999,258
U.S. Treasury Note 1.625% 11/30/20	100,000	99,593
U.S. Treasury Note 1.625% 8/15/22	1,000,000	975,439

	Principal Amount	Value
U.S. Treasury Note 1.625% 11/15/22	$2,000,000	$1,946,641
U.S. Treasury Note 1.625% 10/31/23	1,000,000	962,314
U.S. Treasury Note 1.625% 2/15/26	1,500,000	1,401,636
U.S. Treasury Note 1.625% 5/15/26	2,000,000	1,865,020
U.S. Treasury Note 1.750% 9/30/19	450,000	454,364
U.S. Treasury Note 1.750% 12/31/20	1,000,000	999,629
U.S. Treasury Note 1.750% 11/30/21	1,000,000	992,607
U.S. Treasury Note 1.750% 2/28/22	1,000,000	987,969
U.S. Treasury Note 1.750% 3/31/22	750,000	740,061
U.S. Treasury Note 1.750% 4/30/22	750,000	739,673
U.S. Treasury Note 1.750% 9/30/22	900,000	882,870
U.S. Treasury Note 1.750% 1/31/23	900,000	879,460
U.S. Treasury Note 1.750% 5/15/23	2,000,000	1,948,125
U.S. Treasury Note 1.875% 5/31/22	1,000,000	991,953
U.S. Treasury Note 1.875% 8/31/22	400,000	395,324
U.S. Treasury Note 1.875% 10/31/22	750,000	740,032
U.S. Treasury Note 2.000% 11/15/21	1,000,000	1,002,588
U.S. Treasury Note 2.000% 12/31/21	1,050,000	1,053,642
U.S. Treasury Note 2.000% 2/15/22	1,000,000	1,001,504
U.S. Treasury Note 2.000% 7/31/22	1,000,000	996,289
U.S. Treasury Note 2.000% 2/15/25	1,900,000	1,849,531
U.S. Treasury Note 2.000% 8/15/25	1,750,000	1,695,466
U.S. Treasury Note 2.000% 11/15/26	1,250,000	1,202,930
U.S. Treasury Note 2.125% 6/30/21	1,000,000	1,010,527
U.S. Treasury Note 2.125% 6/30/22	1,000,000	1,003,428
U.S. Treasury Note 2.125% 12/31/22	900,000	899,508

The accompanying notes are an integral part of the portfolio of investments.

MM Select Bond and Income Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Note 2.125% 11/30/23	$2,000,000	$1,987,344
U.S. Treasury Note 2.125% 5/15/25	1,800,000	1,764,984
U.S. Treasury Note 2.250% 3/31/21	1,000,000	1,018,086
U.S. Treasury Note 2.250% 4/30/21	1,000,000	1,017,471
U.S. Treasury Note 2.250% 12/31/23	750,000	750,375
U.S. Treasury Note 2.250% 11/15/24	1,800,000	1,789,242
U.S. Treasury Note 2.250% 11/15/25	2,000,000	1,974,707
U.S. Treasury Note 2.375% 8/15/24	2,000,000	2,009,707
U.S. Treasury Note 2.500% 5/15/24	2,000,000	2,030,469
U.S. Treasury Note 2.625% 1/31/18	500,000	508,816
U.S. Treasury Note 2.625% 8/15/20	1,000,000	1,033,750
U.S. Treasury Note 2.625% 11/15/20	1,000,000	1,033,291
U.S. Treasury Note 2.750% 2/15/19	500,000	515,610
U.S. Treasury Note 2.750% 2/15/24	1,400,000	1,446,348
U.S. Treasury Note 3.125% 5/15/19	1,000,000	1,042,227
U.S. Treasury Note 3.500% 2/15/18	1,000,000	1,027,773
U.S. Treasury Note 3.625% 8/15/19	750,000	793,674
U.S. Treasury Note 3.625% 2/15/20	1,000,000	1,063,896
U.S. Treasury Note 3.625% 2/15/21	1,000,000	1,073,193

		226,960,312

TOTAL U.S. TREASURY OBLIGATIONS (Cost $232,445,460)		226,960,312

TOTAL BONDS & NOTES (Cost $255,854,315)		248,821,002

TOTAL LONG-TERM INVESTMENTS (Cost $255,854,315)		248,821,002

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.4%
Repurchase Agreement — 0.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 12/30/16, 0.010%, due 1/03/17 (c)	$973,117	$973,117

TOTAL SHORT-TERM INVESTMENTS (Cost $973,117)		973,117

TOTAL INVESTMENTS — 99.7% (Cost $256,827,432) (d)		249,794,119

Other Assets/(Liabilities) — 0.3%		758,253

NET ASSETS — 100.0%		$250,552,372

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

EUR	Euro
GBP	British Pound
JPY	Japanese Yen
OAT	Obligations Assimilables du Tresor
(a)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At December 31, 2016, these securities amounted to a value of $16,459,694 or 6.57% of net assets.
(b)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(c)	Maturity value of $973,118. Collateralized by U.S. Government Agency obligations with a rate of 1.500%, maturity date of 11/30/19, and an aggregate market value, including accrued interest, of $1,007,384.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments

December 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.2%

COMMON STOCK — 97.8%
Australia — 2.4%
360 Capital Industrial Fund	2,590	$4,690
Abacus Property Group	4,087	8,899
Aconex Ltd. (a) (b)	2,427	8,838
Adelaide Brighton Ltd.	6,024	23,562
The AGL Energy Ltd.	14,626	232,704
Ainsworth Game Technology Ltd.	1,877	2,850
ALS Ltd.	6,790	29,517
Altium Ltd. (b)	1,483	8,623
Alumina Ltd. (b)	56,213	73,953
Amcor Ltd.	24,426	263,116
AMP Ltd.	62,733	227,561
Ansell Ltd.	2,027	36,109
APA Group	24,549	151,679
APN News & Media Ltd. (a)	3,270	6,655
APN Outdoor Group Ltd. (b)	2,234	9,478
ARB Corp. Ltd.	840	10,679
Ardent Leisure Group	5,935	9,973
Aristocrat Leisure Ltd.	10,672	119,076
Asaleo Care Ltd.	5,280	5,627
ASX Ltd.	4,303	154,125
Aurizon Holdings Ltd.	44,942	163,541
AusNet Services	29,548	33,656
Austal Ltd.	3,579	4,490
Australia & New Zealand Banking Group Ltd.	60,702	1,328,874
Australian Agricultural Co. Ltd. (a)	5,139	6,269
Australian Pharmaceutical Industries Ltd.	5,010	7,426
Automotive Holdings Group Ltd.	3,138	8,932
Aveo Group	5,794	13,997
AWE Ltd. (a)	7,486	3,341
Bank of Queensland Ltd.	8,731	74,605
Bapcor Ltd.	4,004	17,040
Beach Energy Ltd.	20,278	12,399
Bega Cheese Ltd. (b)	1,884	5,749
Bellamy’s Australia Ltd. (c)	974	4,695
Bendigo and Adelaide Bank Ltd.	10,078	92,214
BHP Billiton Ltd.	66,547	1,187,861
Blackmores Ltd. (b)	173	12,875
BlueScope Steel Ltd.	7,693	51,189
Boral Ltd.	16,233	63,155
Brambles Ltd.	33,020	294,543
Breville Group Ltd.	1,273	7,937
Brickworks Ltd.	846	8,287
BT Investment Management Ltd.	2,468	18,911
BWP Trust	29,896	64,416
Cabcharge Australia Ltd.	1,643	4,606
Caltex Australia Ltd.	5,110	112,189

	Number of Shares	Value
carsales.com Ltd.	2,942	$24,055
Catapult Group International Ltd. (a)	1,089	1,924
Cedar Woods Properties Ltd.	890	3,242
Challenger Ltd.	12,086	97,722
Charter Hall Group	6,583	22,576
Charter Hall Retail REIT	19,805	60,419
CIMIC Group Ltd.	1,656	41,633
Cleanaway Waste Management Ltd.	21,423	18,995
Coca-Cola Amatil Ltd.	12,066	87,994
Cochlear Ltd.	1,139	100,550
Commonwealth Bank of Australia	35,672	2,115,747
Computershare Ltd.	10,219	91,867
Corporate Travel Management Ltd.	780	10,292
Costa Group Holdings Ltd.	3,500	8,659
Cover-More Group Ltd.	4,368	6,096
Credit Corp. Group Ltd.	573	7,400
Cromwell Property Group	86,320	61,310
Crown Resorts Ltd.	7,943	66,222
CSL Ltd.	9,470	684,114
CSR Ltd.	6,805	22,671
Dexus Property Group	64,507	449,016
Domino’s Pizza Enterprises Ltd.	1,409	65,623
Donaco International Ltd.	4,299	1,132
Downer EDI Ltd.	5,725	25,078
DUET Group (b)	50,798	100,385
DuluxGroup Ltd.	5,195	23,337
Eclipx Group Ltd.	3,072	8,328
Energy World Corp. Ltd. (a)	6,066	1,131
Estia Health Ltd. (b)	1,799	3,369
Evolution Mining Ltd.	15,676	23,067
Fairfax Media Ltd.	31,138	19,941
FlexiGroup Ltd	3,856	6,300
Flight Centre Travel Group Ltd.	936	21,060
Folkestone Education Trust	2,789	5,104
Fortescue Metals Group Ltd.	31,147	131,527
G8 Education Ltd.	4,597	11,883
Galaxy Resources Ltd. (a)	20,766	7,822
Gateway Lifestyle	3,935	6,125
GDI Property Group	6,828	4,888
Genworth Mortgage Insurance Australia Ltd.	3,454	8,130
Goodman Group	122,525	632,123
The GPT Group	119,365	432,842
GrainCorp Ltd.	2,496	17,193
Greencross Ltd.	1,195	5,899
Growthpoint Properties Australia Ltd.	3,396	8,036
GUD Holdings Ltd.	1,184	8,923
GWA Group Ltd.	2,706	5,764
Hansen Technologies Ltd.	1,828	5,158
Harvey Norman Holdings Ltd.	9,401	34,838
Healthscope Ltd.	37,207	61,288
IDP Education Ltd.	1,685	4,848

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Iluka Resources Ltd.	5,672	$29,648
ImpediMed Ltd. (a)	5,625	4,165
Incitec Pivot Ltd.	37,141	96,044
Independence Group NL	6,631	20,443
Infigen Energy (a)	11,289	7,330
Insurance Australia Group Ltd.	52,230	225,092
Investa Office Fund	35,162	119,927
InvoCare Ltd.	1,491	14,899
IOOF Holdings Ltd.	3,591	23,787
IPH Ltd.	1,302	4,802
IRESS Ltd.	1,748	14,928
iSentia Group Ltd.	2,725	5,621
Japara Healthcare Ltd. (b)	3,421	5,571
JB Hi-Fi Ltd.	1,522	30,727
Karoon Gas Australia Ltd. (a)	3,227	4,174
LendLease Group	11,081	116,555
Link Administration Holdings Ltd.	5,094	27,757
Liquefied Natural Gas Ltd. (a) (b)	6,575	3,192
Macquarie Atlas Roads Group	5,913	21,545
Macquarie Group Ltd.	6,394	403,048
Magellan Financial Group Ltd.	1,610	27,513
Mantra Group Ltd.	3,989	8,846
Mayne Pharma Group Ltd. (a)	17,769	17,163
McMillan Shakespeare Ltd.	971	7,597
Medibank Pvt. Ltd.	55,820	113,492
Mesoblast Ltd. (a) (b)	3,537	3,646
Metcash Ltd. (a) (b)	12,445	20,428
Michael Hill International Ltd.	3,081	2,810
Mineral Resources Ltd.	1,748	15,209
Mirvac Group	249,433	382,862
Monadelphous Group Ltd.	1,209	9,758
Myer Holdings Ltd.	11,225	11,160
MYOB Group Ltd.	3,595	9,454
Nanosonics Ltd. (a)	3,160	7,068
National Australia Bank Ltd.	55,081	1,215,713
Navitas Ltd.	3,248	11,648
New South Resources Ltd. (a)	5,755	6,216
Newcrest Mining Ltd.	16,186	228,216
NEXTDC Ltd. (a)	3,695	9,659
Nine Entertainment Co. Holdings Ltd.	8,495	6,522
Northern Star Resources Ltd.	7,682	19,426
Nufarm Ltd.	2,487	16,395
OFX Group Ltd.	3,237	3,916
oOh!media Ltd.	1,654	5,436
Orica Ltd.	7,881	100,109
Origin Energy Ltd.	34,381	163,069
Orocobre Ltd. (a)	2,558	8,325
Orora Ltd.	16,182	34,809
OZ Minerals Ltd.	3,933	22,305
Pact Group Holdings Ltd.	2,373	11,531
Perpetual Ltd.	642	22,522
Pilbara Minerals Ltd. (a)	13,979	5,019
Platinum Asset Management Ltd. (b)	3,476	13,266

	Number of Shares	Value
Premier Investments Ltd.	1,259	$13,105
Primary Health Care Ltd.	7,023	20,637
Programmed Maintenance Services Ltd.	3,448	4,782
Qantas Airways Ltd.	9,573	22,938
QBE Insurance Group Ltd.	29,652	266,337
Qube Holdings Ltd.	12,594	22,112
Ramsay Health Care Ltd.	3,099	152,766
RCG Corp. Ltd.	4,085	4,374
REA Group Ltd.	884	35,117
Regis Healthcare Ltd. (b)	1,825	6,023
Regis Resources Ltd.	6,060	12,543
Reliance Worldwide Corp. Ltd. (a)	6,004	13,847
Resolute Mining Ltd.	10,670	9,581
Retail Food Group Ltd.	1,634	8,256
Rio Tinto Ltd.	8,911	383,320
Sandfire Resources NL	2,072	8,412
Santos Ltd.	33,496	96,758
Saracen Mineral Holdings Ltd. (a)	10,273	7,087
Scentre Group	351,934	1,181,254
Seek Ltd.	7,088	75,902
Select Harvests Ltd.	1,006	4,813
Seven Group Holdings Ltd. (b)	1,133	6,394
Seven West Media Ltd.	12,381	7,185
SG Fleet Group Ltd.	1,571	3,765
Shopping Centres Australasia Property Group	44,326	70,798
Sigma Pharmaceuticals Ltd.	14,466	13,452
Sims Metal Management Ltd.	2,295	21,149
Sirtex Medical Ltd.	776	7,906
SmartGroup Corp. Ltd.	1,362	6,160
Sonic Healthcare Ltd.	7,766	119,851
South32 Ltd.	106,666	210,493
Southern Cross Media Group Ltd.	9,282	10,311
Spark Infrastructure Group	22,597	38,759
Spotless Group Holdings Ltd.	14,956	10,664
St Barbara Ltd. (a)	6,671	9,519
The Star Entertainment Grp Ltd.	11,340	42,197
Steadfast Group Ltd.	9,945	15,854
Stockland (b)	164,518	543,250
Suncorp Group Ltd.	27,343	265,962
Super Retail Group Ltd.	1,850	13,781
Sydney Airport	21,844	94,088
Syrah Resources Ltd. (a) (b)	3,222	7,081
Tabcorp Holdings Ltd.	19,320	67,031
Tassal Group Ltd.	2,034	6,090
Tatts Group Ltd.	31,264	100,945
Technology One Ltd.	3,188	12,952
Telstra Corp. Ltd.	88,993	327,070
Ten Network Holdings Ltd. (a)	2,985	1,991
TFS Corp. Ltd. (b)	4,682	5,606
Tox Free Solutions Ltd.	2,174	4,060
TPG Telecom Ltd. (b)	5,685	27,901

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Transurban Group	42,466	$316,255
Treasury Wine Estates Ltd.	14,664	112,833
Tronox Ltd. Class A	3,106	32,023
Vicinity Centres	228,100	493,405
Village Roadshow Ltd.	1,203	3,950
Virtus Health Ltd.	1,115	5,012
Vita Group Ltd.	1,974	4,587
Viva Energy REIT (a)	6,996	12,137
Vocus Communications Ltd.	12,541	34,911
Webjet Ltd.	1,324	10,088
Wesfarmers Ltd.	23,310	707,689
Western Areas Ltd. (a)	3,338	7,356
Westfield Corp.	132,405	898,630
Westgold Resources Ltd. (a)	2,464	2,934
Westpac Banking Corp.	69,369	1,625,040
Whitehaven Coal Ltd. (a)	6,870	12,895
WiseTech Global Ltd. (a)	1,522	6,185
Woodside Petroleum Ltd.	15,731	353,061
Woolworths Ltd.	26,478	459,434
WorleyParsons Ltd. (a)	2,812	19,658
WPP AUNZ Ltd.	4,721	4,113

		23,929,345

Austria — 0.1%
ams AG	893	25,295
Andritz AG	1,615	81,066
Austria Technologie & Systemtechnik AG	368	3,602
BUWOG AG	5,441	126,565
CA Immobilien Anlagen AG	4,325	79,503
Conwert Immobilien Invest SE (a) (c)	4,035	68,639
DO & Co. AG	87	5,715
Erste Group Bank AG	6,597	193,151
EVN AG	615	7,253
FACC AG (a)	345	1,856
IMMOFINANZ AG	10,584	20,643
Kapsch TrafficCom AG	75	2,944
Lenzing AG	106	12,820
Oesterreichische Post AG	469	15,741
OMV AG	3,216	113,289
Porr Ag	122	4,998
Raiffeisen Bank International AG (a)	2,025	37,044
RHI AG	351	8,957
S IMMO AG	679	7,147
S&T AG	477	4,387
Schoeller-Bleckmann Oilfield Equipment AG	156	12,525
Semperit AG Holding	156	4,229
UNIQA Insurance Group AG	1,710	12,955
Vienna Insurance Group AG Wiener Versicherung Gruppe	531	11,903
Voestalpine AG	2,504	98,308
Wienerberger AG	1,582	27,451

	Number of Shares	Value
Zumtobel AG	386	$6,896

		994,882

Belgium — 0.4%
Ablynx NV (a) (b)	799	9,095
Ackermans & van Haaren NV	315	43,796
Aedifica SA	814	60,897
Ageas	3,874	153,313
AGFA-Gevaert NV (a)	2,401	9,268
Anheuser-Busch InBev SA/NV	15,898	1,678,940
Barco NV	143	12,038
Befimmo SA	1,169	65,650
Bekaert SA	494	19,944
Biocartis NV (a) (d)	393	4,535
bpost SA	1,339	31,659
Cie d’Entreprises CFE	102	11,105
Cofinimmo SA	1,249	142,828
Colruyt SA	1,490	73,708
D’ieteren SA/NA	335	14,805
Econocom Group SA/NV	842	12,353
Elia System Operator SA/NV	427	22,330
Euronav SA	1,767	14,060
EVS Broadcast Equipment SA	178	6,220
Exmar NV	431	3,495
Fagron (a) (b)	631	6,437
Galapagos NV (a)	525	33,573
Gimv NV	270	14,961
Greenyard Foods	233	3,620
Groupe Bruxelles Lambert SA	1,608	134,904
Intervest Offices & Warehouses NV	883	22,209
Ion Beam Applications	285	12,490
KBC Ancora (a)	474	19,845
KBC Group NV	5,293	327,628
Kinepolis Group NV	212	9,483
Leasinvest Real Estate SCA	89	9,883
Melexis NV	272	18,219
Nyrstar NV (a)	973	7,977
Ontex Group NV	1,008	29,969
Orange Belgium SA (a)	444	9,278
Proximus SADP	3,218	92,656
Sioen Industries NV	134	3,948
Sofina SA	228	30,046
Solvay SA	1,619	189,478
Telenet Group Holding NV (a)	1,277	70,852
Tessenderlo Chemie NV (a)	409	14,980
UCB SA	2,725	174,422
Umicore SA	1,939	110,366
Van de Velde NV	89	6,198
Warehouses De Pauw CVA	1,019	91,045
Wereldhave Belgium NV	83	9,410

		3,843,916

Bermuda — 0.8%
Aircastle Ltd.	2,296	47,872

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Alibaba Health Information Technology Ltd. (a)	44,000	$22,053
Alibaba Pictures Group Ltd. (a)	140,000	22,672
Alpha & Omega Semiconductor Ltd. (a)	957	20,355
ARA Asset Management Ltd.	8,400	9,879
Arch Capital Group Ltd. (a)	4,117	355,256
Argo Group International Holdings Ltd.	1,474	97,137
Aspen Insurance Holdings Ltd.	2,121	116,655
Assured Guaranty Ltd.	4,695	177,330
Axalta Coating Systems Ltd. (a)	5,814	158,141
Axis Capital Holdings Ltd.	3,228	210,692
Axovant Sciences Ltd. (a)	1,295	16,084
The Bank of NT Butterfield & Son Ltd.	621	19,524
Beijing Enterprises Water Group Ltd.	52,000	34,290
Belmond Ltd. Class A (a)	4,433	59,181
Blue Capital Reinsurance Holdings Ltd.	276	5,092
Blue Sky Power Holdings Ltd. (a)	48,000	3,695
Brightoil Petroleum Holdings Ltd.	42,000	11,899
Brilliance China Automotive Holdings Ltd.	38,000	52,154
Bunge Ltd.	4,989	360,405
BW LPG Ltd. (d)	1,225	5,152
BW Offshore Ltd. (a)	1,296	4,158
Cafe de Coral Holdings Ltd.	4,000	12,964
Central European Media Enterprises Ltd. Class A (a)	2,995	7,637
Cheung Kong Infrastructure Holdings Ltd.	13,000	103,395
China Financial International Investments Ltd. (a)	50,000	2,867
China Gas Holdings Ltd.	22,000	29,811
China Resources Gas Group Ltd.	10,000	28,027
Chow Sang Sang Holdings International Ltd.	4,000	7,418
COSCO SHIPPING Ports Ltd.	18,000	18,037
Credicorp Ltd.	834	131,655
CSI Properties Ltd.	100,000	3,542
Digital Domain Holdings Ltd. (a)	90,000	5,567
Emperor Capital Group Ltd.	42,000	3,719
Emperor Entertainment Hotel Ltd.	10,000	2,351
Emperor International Holdings Ltd.	18,000	4,079
Endurance Specialty Holdings Ltd.	2,256	208,454
Enerchina Holdings Ltd. (a)	75,000	2,977
Enstar Group Ltd. (a)	583	115,259
Esprit Holdings Ltd. (a)	25,100	19,582
Essent Group Ltd. (a)	3,777	122,261
Everest Re Group Ltd.	1,506	325,898
First Pacific Co. Ltd.	34,000	23,747
Frontline Ltd.	987	7,086
Frontline Ltd.	3,258	23,164
G-Resources Group Ltd.	336,000	6,148
GasLog Ltd.	1,994	32,103
GCL New Energy Holdings Ltd. (a)	90,000	5,255

	Number of Shares	Value
Genpact Ltd. (a)	5,311	$129,270
Giordano International Ltd.	16,000	8,608
GL Ltd.	7,700	4,034
Global Brands Group Holding Ltd. (a)	76,000	10,004
Global Sources Ltd. (a)	597	5,283
Golar LNG Ltd.	4,816	110,479
Golden Ocean Group Ltd. (a)	796	3,807
GOME Electrical Appliances Holdings Ltd.	165,000	19,932
Good Resources Holdings Ltd. (a)	40,000	2,473
Great Eagle Holdings Ltd.	4,000	19,050
Haier Electronics Group Co. Ltd.	16,000	25,122
Haitong International Securities Group Ltd.	24,000	13,687
Helen of Troy Ltd. (a)	1,407	118,821
HengTen Networks Group Ltd. (a)	272,392	13,601
Hiscox Ltd.	4,028	50,433
Hoegh LNG Holdings Ltd.	685	7,650
Hongkong Land Holdings Ltd.	78,200	493,504
Hsin Chong Group Holdings Ltd. (a)	40,000	1,829
Huarong International Financial Holdings Ltd. (a)	12,000	4,726
Invesco Ltd.	14,712	446,362
James River Group Holdings Ltd.	704	29,251
Jardine Matheson Holdings Ltd.	5,200	286,848
Johnson Electric Holdings Ltd.	5,000	13,158
Kerry Logistics Network Ltd.	8,500	10,705
Kerry Properties Ltd.	38,500	103,738
Kosmos Energy Ltd. (a) (b)	5,542	38,849
Kunlun Energy Co. Ltd	40,000	29,861
Lancashire Holdings Ltd.	2,555	21,785
Landing International Development Ltd. (a)	155,000	1,997
Lazard Ltd. Class A	4,499	184,864
Li & Fung Ltd.	132,000	57,714
Luk Fook Holdings International Ltd.	5,000	13,018
Man Wah Holdings Ltd.	18,400	12,412
Marvell Technology Group Ltd.	14,215	197,162
Mei Ah Entertainment Group Ltd. (a)	40,000	2,507
Multi Packaging Solutions International Ltd. (a)	1,187	16,927
Myovant Sciences Ltd. (a)	533	6,631
Nabors Industries Ltd.	9,722	159,441
NewOcean Energy Holdings Ltd.	14,000	3,710
Nine Dragons Paper Holdings Ltd.	23,000	20,773
Noble Group Ltd. (a)	128,900	15,005
Nordic American Tankers Ltd. (b)	4,949	41,572
Norwegian Cruise Line Holdings Ltd. (a)	5,618	238,934
NWS Holdings Ltd.	37,000	60,159
OneBeacon Insurance Group Ltd. Class A	1,110	17,816
Orient Overseas International Ltd.	3,000	12,415

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pacific Basin Shipping Ltd. (a)	48,000	$7,830
Petra Diamonds Ltd. (a)	7,249	13,918
Powerwell Pacific Holdings Ltd. (a)	8,000	3,251
Realord Group Holdings Ltd. (a)	6,000	4,138
RenaissanceRe Holdings Ltd.	1,492	203,240
Seadrill Ltd. (a) (b)	4,804	16,518
Seadrill Ltd. (a) (b)	18,301	62,406
Shangri-La Asia Ltd.	20,000	21,066
Ship Finance International Ltd. (b)	2,875	42,694
Signet Jewelers Ltd. (b)	2,491	234,802
Silverlake Axis Ltd.	13,000	4,748
SmarTone Telecommunications Holdings Ltd.	5,500	7,386
Stolt-Nielsen Ltd.	365	4,481
Summit Ascent Holdings Ltd. (a)	14,000	3,480
Textainer Group Holdings Ltd.	882	6,571
Texwinca Holdings Ltd.	10,000	6,531
Third Point Reinsurance Ltd. (a)	3,204	37,006
Town Health International Medical Group Ltd.	62,000	9,984
Travelport Worldwide Ltd.	5,871	82,781
Triton International Ltd.	1,955	30,889
Validus Holdings Ltd.	2,653	145,942
VTech Holdings Ltd.	2,200	29,377
White Mountains Insurance Group Ltd.	145	121,227
XL Group Ltd.	9,330	347,636
Yue Yuen Industrial Holdings Ltd.	16,000	57,916

		7,654,424

Brazil — 0.2%
AES Tiete Energia SA	3,100	13,303
Ambev SA	58,177	286,998
Banco Bradesco SA	10,200	90,920
Banco do Brasil SA	10,600	90,820
Banco Santander Brasil SA	5,200	46,254
BB Seguridade Participacoes SA	8,500	73,579
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	21,500	108,394
BR Malls Participacoes SA (a)	6,200	22,649
BRF SA	7,500	110,724
CCR SA	10,800	52,627
Centrais Eletricas Brasileiras SA (a)	2,682	18,727
CETIP SA — Mercados Organizados	2,900	39,661
Cia de Saneamento Basico do Estado de Sao Paulo	4,500	39,099
Cia Siderurgica Nacional SA (a)	8,000	25,949
Cielo SA	12,500	106,681
Cosan SA Industria e Comercio	1,700	19,893
CPFL Energia SA	2,800	21,608
Duratex SA (a)	5,300	11,044
EDP — Energias do Brasil SA	4,300	17,649
Empresa SA	8,100	39,030

	Number of Shares	Value
Engie Brasil Energia SA	2,300	$24,664
Equatorial Energia SA	2,500	41,664
Fibria Celulose SA	3,200	30,736
Hypermarcas SA	4,300	34,391
JBS SA	9,200	32,065
Klabin SA	6,800	37,052
Kroton Educacional SA	17,200	69,918
Localiza Rent a Car SA	2,100	21,991
Lojas Americanas SA	2,000	7,648
Lojas Renner SA	8,300	58,822
M Dias Branco SA	400	14,137
Multiplan Empreendimentos Imobiliarios SA	900	16,364
Natura Cosmeticos SA	1,900	13,368
Odontoprev SA	4,100	15,881
Petroleo Brasileiro SA (a)	36,730	185,707
Porto Seguro SA	1,200	9,922
Qualicorp SA	3,200	18,854
Raia Drogasil SA	2,900	54,400
Rumo Logistica Operadora Multimodal SA (a)	8,600	16,122
Sul America SA	1,900	10,512
TIM Participacoes SA	10,800	25,496
Ultrapar Participacoes SA	4,500	93,425
Vale SA	15,900	121,307
WEG SA	7,000	33,188

		2,223,243

British Virgin Islands — 0.0%
AquaVenture Holdings Ltd. (a)	363	8,904

Canada — 3.1%
Advantage Oil & Gas Ltd. (a)	2,500	16,981
Aecon Group, Inc. (b)	800	9,087
Ag Growth International, Inc.	200	7,823
AGF Management Ltd.	1,200	5,604
Agnico Eagle Mines Ltd.	4,724	198,615
Agrium, Inc.	2,757	277,127
AGT Food & Ingredients, Inc.	300	8,187
Aimia, Inc.	2,100	13,889
Air Canada (a)	900	9,163
Alacer Gold Corp. (a)	3,600	6,006
Alamos Gold, Inc. Class A	3,500	24,139
Alaris Royalty Corp. (b)	500	8,919
Algonquin Power & Utilities Corp.	3,000	25,450
Alimentation Couche-Tard, Inc. Class B	8,670	393,125
Allied Properties Real Estate Investment Trust	4,582	122,685
AltaGas Ltd.	3,413	86,173
Altius Minerals Corp.	600	5,666
Altus Group Ltd.	500	11,529
Amaya, Inc. (a) (b)	1,700	24,070
ARC Resources Ltd.	7,000	120,486

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Artis Real Estate Investment Trust	7,926	$74,971
Asanko Gold, Inc. (a)	2,700	8,285
Atco Ltd. Class I	1,300	43,241
Athabasca Oil Corp. (a)	5,700	8,703
Atlantic Power Corp.	6,634	16,585
Atlantic Power Corp.	1,700	4,280
ATS Automation Tooling Systems, Inc. (a)	1,100	10,257
AutoCanada, Inc.	400	6,888
Avigilon Corp. (a)	500	4,774
B2Gold Corp. (a)	12,500	29,699
Badger Daylighting Ltd.	500	11,954
Bank of Montreal	13,526	972,857
The Bank of Nova Scotia	25,031	1,393,749
Barrick Gold Corp.	24,074	385,320
Baytex Energy Corp. (a) (b)	2,900	14,169
BCE, Inc.	3,257	140,769
Birchcliff Energy Ltd. (a)	3,000	20,936
Bird Construction, Inc. (b)	600	4,049
BlackBerry Ltd. (a)	10,718	73,760
Boardwalk Real Estate Investment Trust	2,109	76,418
Bombardier, Inc. Class B (a) (b)	46,100	74,164
Bonavista Energy Corp.	3,100	11,106
Bonterra Energy Corp.	400	8,666
Boralex, Inc.	700	9,984
Brookfield Asset Management, Inc. Class A	17,929	591,558
Brookfield Canada Office Properties	200	3,907
BRP, Inc. (a)	500	10,557
CAE, Inc.	5,848	81,798
Callidus Capital Corp.	200	2,750
Cameco Corp.	8,662	90,578
Canaccord Genuity Group, Inc.	1,400	4,974
Canacol Energy Ltd. (a)	1,800	6,140
Canadian Apartment Properties REIT	7,165	167,405
Canadian Energy Services & Technology Corp.	3,200	18,256
Canadian Imperial Bank of Commerce	8,281	675,728
Canadian National Railway Co.	16,162	1,087,698
Canadian Natural Resources Ltd.	22,664	722,297
Canadian Pacific Railway Ltd.	2,957	421,884
Canadian Real Estate Investment Trust	3,966	136,764
Canadian Tire Corp. Ltd.	1,378	142,937
Canadian Utilities Ltd.	2,724	73,423
Canadian Western Bank	1,200	27,117
Canam Group, Inc.	600	4,031
Canfor Corp. (a)	1,100	12,510
Canfor Pulp Products, Inc.	500	3,765
Canopy Growth Corp. (a)	1,500	10,211
Canyon Services Group, Inc.	1,300	6,807
Capital Power Corp.	1,300	22,492
Cara Operations Ltd.	200	3,717

	Number of Shares	Value
Cardinal Energy Ltd. (b)	1,000	$7,887
Cascades, Inc.	900	8,111
CCL Industries, Inc. Class B	589	115,725
Celestica, Inc. (a)	1,700	20,144
Cenovus Energy, Inc.	17,651	266,872
Centerra Gold, Inc.	3,100	14,523
CGI Group, Inc. (a)	4,635	222,455
Chartwell Retirement Residences	8,990	98,092
China Gold International Resources Corp. Ltd. (a)	3,500	5,161
Choice Properties Real Estate Investment Trust	600	6,019
CI Financial Corp.	5,092	109,489
Cineplex, Inc.	900	34,334
Clearwater Seafoods, Inc.	400	3,471
Cogeco Communications, Inc.	200	9,867
Cogeco, Inc.	100	4,224
Colliers International Group, Inc.	500	18,430
Cominar Real Estate Investment Trust	9,784	107,266
Computer Modelling Group Ltd.	1,100	7,464
Constellation Software, Inc.	389	176,767
Corby Spirit and Wine Ltd.	200	3,323
Corus Entertainment, Inc.	1,600	15,015
Cott Corp.	1,800	20,378
Crescent Point Energy Corp.	11,972	162,730
Crew Energy, Inc. (a)	1,900	10,627
Crombie Real Estate Investment Trust	4,545	45,970
CT Real Estate Investment Trust	400	4,469
Denison Mines Corp. (a)	7,000	3,650
The Descartes Systems Group, Inc. (a)	1,000	21,323
Detour Gold Corp. (a)	2,500	34,056
DH Corp.	1,400	23,232
DIRTT Environmental Solutions (a)	1,200	5,604
Dollarama, Inc.	2,267	166,110
Dominion Diamond Corp.	1,200	11,628
Dorel Industries, Inc.	400	11,559
Dream Global Real Estate Investment Trust	6,542	46,045
Dream Industrial Real Estate Investment Trust	500	3,177
Dream Office Real Estate Investment Trust	5,798	84,423
DREAM Unlimited Corp. (a)	800	4,028
Dundee Corp. (a)	600	2,659
ECN Capital Corp.	5,346	13,140
Eldorado Gold Corp. (a)	17,400	55,985
Element Fleet Management Corp. (b)	8,116	75,318
Emera, Inc.	1,100	37,187
Empire Co. Ltd.	2,800	32,783
Enbridge Income Fund Holdings, Inc.	1,400	36,255
Enbridge, Inc.	19,618	825,544
EnCana Corp.	19,551	229,489
Endeavour Silver Corp. (a)	1,900	6,722

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Enercare, Inc.	1,400	$18,602
Enerflex Ltd.	1,200	15,239
Enerplus Corp.	3,200	30,364
Enghouse Systems Ltd.	300	12,499
Ensign Energy Services, Inc.	1,800	12,575
Entertainment One Ltd.	4,631	13,120
Equitable Group, Inc.	200	9,006
Evertz Technologies Ltd.	400	5,032
Exchange Income Corp.	100	3,110
Exco Technologies Ltd.	400	3,212
Extendicare, Inc. (b)	1,200	8,830
Fairfax Financial Holdings Ltd.	489	236,187
Fiera Capital Corp.	500	4,759
Finning International, Inc.	3,000	58,742
First Capital Realty, Inc. (b)	6,739	103,746
First Majestic Silver Corp. (a)	2,300	17,576
First National Financial Corp. (b)	200	4,011
First Quantum Minerals Ltd.	13,929	138,496
FirstService Corp.	500	23,737
Fortis, Inc.	8,271	255,402
Fortuna Silver Mines, Inc. (a)	1,900	10,741
Franco-Nevada Corp.	3,746	223,982
Freehold Royalties Ltd.	1,300	13,720
Genworth MI Canada, Inc.	600	15,042
George Weston Ltd.	1,100	93,061
Gibson Energy, Inc. (b)	1,900	26,859
Gildan Activewear, Inc.	4,424	112,326
Gluskin Sheff + Associates, Inc.	400	5,196
Goldcorp, Inc.	17,529	238,655
Granite Real Estate Investment Trust	2,518	84,074
Great Canadian Gaming Corp. (a)	600	11,163
Great-West Lifeco, Inc.	6,513	170,605
Guyana Goldfields, Inc. (a)	2,300	10,484
H&R Real Estate Investment Trust	15,614	260,146
High Liner Foods, Inc.	300	4,458
Home Capital Group, Inc. (b)	800	18,674
Hudbay Minerals, Inc.	3,200	18,304
Hudson’s Bay Co. (b)	1,000	9,824
Husky Energy, Inc. (a)	7,416	89,976
Hydro One Ltd. (d)	3,892	68,352
IAMGOLD Corp. (a)	6,000	23,193
IGM Financial, Inc.	2,300	65,438
IMAX Corp. (a) (b)	2,996	94,074
Imperial Metals Corp. (a) (b)	800	3,611
Imperial Oil Ltd.	6,413	223,104
Industrial Alliance Insurance & Financial Services, Inc.	2,146	85,335
Innergex Renewable Energy, Inc.	1,300	13,584
Intact Financial Corp.	2,857	204,489
Inter Pipeline Ltd.	7,492	165,391
Interfor Corp. (a)	900	10,075
InterRent Real Estate Investment Trust	600	3,334
The Intertain Group Ltd. (a)	800	5,589

	Number of Shares	Value
Intertape Polymer Group, Inc.	800	$15,003
Ithaca Energy, Inc. (a)	4,800	6,042
Ivanhoe Mines Ltd. (a)	8,400	15,891
The Jean Coutu Group PJC, Inc.	1,400	21,814
Just Energy Group, Inc.	1,400	7,654
Kelt Exploration Ltd. (a)	2,100	10,589
Keyera Corp.	3,635	109,539
Killam Apartment Real Estate Investment Trust	4,101	36,470
Kinaxis, Inc. (a)	300	13,965
Kinross Gold Corp. (a)	25,112	78,367
Kirkland Lake Gold Ltd. (a)	2,150	11,241
Klondex Mines Ltd. (a)	1,900	8,844
Knight Therapeutics, Inc. (a)	1,500	11,999
Labrador Iron Ore Royalty Corp. (b)	800	11,094
Laurentian Bank of Canada	500	21,499
Linamar Corp.	800	34,374
Lions Gate Entertainment Corp. (b)	1,655	44,519
Lions Gate Entertainment Corp. Class B (a) (b)	3,673	90,135
Loblaw Cos. Ltd.	4,735	249,825
Logistec Corp.	100	2,614
Lucara Diamond Corp.	4,100	9,283
Lululemon Athletica, Inc. (a)	3,430	222,916
Lundin Mining Corp. (a)	8,800	41,947
MacDonald Dettwiler & Associates Ltd.	500	24,910
MAG Silver Corp. (a)	1,000	11,008
Magellan Aerospace Corp.	200	2,678
Magna International, Inc.	8,270	359,097
Major Drilling Group International, Inc. (a)	1,200	6,274
Manitoba Telecom Services, Inc.	300	8,482
Manulife Financial Corp.	41,082	731,591
Maple Leaf Foods, Inc.	1,300	27,227
Martinrea International, Inc. (b)	1,200	7,677
Masonite International Corp. (a)	1,532	100,806
MDC Partners, Inc. Class A	2,455	16,080
Medical Facilities Corp.	400	5,234
MEG Energy Corp. (a) (b)	2,100	14,436
Methanex Corp.	2,100	92,108
Metro, Inc.	5,135	153,593
Milestone Apartments Real Estate Investment Trust	4,303	60,892
Morguard Real Estate Investment Trust	400	4,436
Morneau Shepell, Inc.	700	10,005
MTY Food Group, Inc.	200	7,531
Mullen Group Ltd.	1,400	20,677
National Bank of Canada	7,192	292,094
Nevsun Resources Ltd.	4,300	13,291
New Flyer Industries, Inc.	600	18,250
New Gold, Inc. (a)	6,900	24,205
Nobilis Health Corp. (a) (b)	2,190	4,599
Norbord, Inc.	600	15,154

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The North West Co., Inc.	700	$14,348
Northern Blizzard Resources, Inc. (b)	800	2,312
Northland Power, Inc.	1,600	27,766
Northview Apartment Real Estate Investment Trust	2,791	41,720
NorthWest Healthcare Properties Real Estate Investment Trust	500	3,798
Novagold Resources, Inc. (a) (b)	3,200	14,634
Novanta, Inc. (a)	1,572	33,012
NuVista Energy Ltd. (a)	2,500	12,922
OceanaGold Corp.	8,200	23,880
Onex Corp.	1,667	113,455
Open Text Corp.	2,667	164,710
Osisko Gold Royalties Ltd.	1,500	14,624
Painted Pony Petroleum Ltd. (a)	1,300	8,927
Pan American Silver Corp.	2,100	31,672
Paramount Resources Ltd. (a)	900	12,113
Parex Resources, Inc. (a)	2,000	25,174
Parkland Fuel Corp.	1,300	27,236
Pason Systems, Inc.	1,000	14,628
Pembina Pipeline Corp.	8,225	257,045
Pengrowth Energy Corp.	7,400	10,637
Penn West Petroleum Ltd. (a)	6,800	12,003
Peyto Exploration & Development Corp.	3,424	84,691
Potash Corp. of Saskatchewan, Inc.	17,640	319,127
Power Corp. of Canada	7,370	164,949
Power Financial Corp.	5,002	125,027
PrairieSky Royalty Ltd.	4,392	104,480
Precision Drilling Corp.	4,000	21,808
Premier Gold Mines Ltd. (a)	2,400	4,576
Premium Brands Holdings Corp.	400	20,544
Pretium Resources, Inc. (a)	2,000	16,564
Primero Mining Corp. (a)	2,500	1,974
ProMetic Life Sciences, Inc. (a) (b)	7,700	12,789
Pure Industrial Real Estate Trust	13,023	54,220
Quebecor, Inc.	1,100	30,575
Raging River Exploration, Inc. (a)	2,900	22,809
Restaurant Brands International, Inc.	4,824	229,766
Richmont Mines, Inc. (a)	800	5,196
RioCan Real Estate Investment Trust	19,034	377,519
Ritchie Bros Auctioneers, Inc.	1,500	50,888
Rogers Communications, Inc. Class B	7,592	292,846
Rogers Sugar, Inc.	1,200	6,086
Royal Bank of Canada	30,945	2,094,345
Russel Metals, Inc.	800	15,241
Sandstorm Gold Ltd. (a)	2,000	7,850
Sandvine Corp. (b)	2,000	4,186
Saputo, Inc.	5,524	195,468
Seabridge Gold, Inc. (a) (b)	500	4,111
Secure Energy Services, Inc.	2,200	19,187
SEMAFO, Inc. (a)	4,400	14,485
Seven Generations Energy Ltd. (a)	5,302	123,640

	Number of Shares	Value
Shaw Communications, Inc.	9,159	$183,773
ShawCor Ltd.	900	24,024
Shopify, Inc. Class A (a)	800	34,380
Sienna Senior Living, Inc.	700	8,498
Sierra Wireless, Inc. (a)	400	6,262
Silver Standard Resources, Inc. (a)	1,600	14,312
Silver Wheaton Corp.	9,300	179,676
Silvercorp Metals, Inc.	2,500	5,828
Sleep Country Canada Holdings, Inc. (d)	400	8,574
Smart Real Estate Investment Trust	6,338	152,425
SNC-Lavalin Group, Inc.	2,946	126,801
Spartan Energy Corp. (a)	4,400	10,913
Spin Master Corp. (a) (d)	300	7,192
Sprott, Inc.	2,300	4,300
Stantec, Inc. (b)	1,600	40,422
Stella-Jones, Inc.	600	19,475
Stornoway Diamond Corp. (a) (b)	5,800	4,320
Student Transportation, Inc.	1,208	6,757
Sun Life Financial, Inc.	12,805	491,638
Suncor Energy, Inc.	34,491	1,127,736
Superior Plus Corp. (b)	1,900	18,043
Surge Energy, Inc.	3,100	7,642
Tahoe Resources, Inc. (b)	10,616	100,003
Tahoe Resources, Inc.	4,300	40,513
Teck Resources Ltd.	11,516	230,466
Teekay Corp.	2,429	19,505
Telus Corp.	3,924	124,940
Tesco Corp.	2,446	20,179
Tfi International, Inc.	1,300	33,782
Thomson Reuters Corp.	5,780	253,048
Thomson Reuters Corp.	7,092	310,376
Timbercreek Financial Corp.	1,000	6,495
TMX Group Ltd.	600	31,961
TORC Oil & Gas Ltd.	1,808	11,136
Torex Gold Resources, Inc. (a)	1,100	17,033
Toromont Industries Ltd.	1,100	34,696
The Toronto-Dominion Bank	38,626	1,905,049
Total Energy Services, Inc.	400	4,344
Tourmaline Oil Corp. (a)	4,124	110,299
TransAlta Corp.	3,900	21,582
TransAlta Renewables, Inc. (b)	1,400	14,953
TransCanada Corp.	17,684	797,370
Transcontinental, Inc.	900	14,874
Trican Well Service Ltd. (a)	2,300	7,880
Tricon Capital Group, Inc. (b)	1,500	10,569
Trilogy Energy Corp. (a)	900	5,061
Trinidad Drilling Ltd.	3,100	7,712
Turquoise Hill Resources Ltd. (a)	18,600	59,707
Uni-Select, Inc.	600	13,178
Uranium Participation Corp. (a)	1,800	5,094
Valeant Pharmaceuticals International, Inc. (a)	7,102	102,987

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Valener, Inc. (b)	600	$9,367
Veresen, Inc.	7,300	71,279
Vermilion Energy, Inc.	2,435	102,449
Wajax Corp.	300	5,152
West Fraser Timber Co. Ltd.	1,200	42,909
Western Forest Products, Inc.	5,500	7,742
WestJet Airlines Ltd.	400	6,864
Westshore Terminals Investment Corp.	800	15,426
Whitecap Resources, Inc. (b)	5,200	47,095
Winpak Ltd.	400	13,531
WPT Industrial Real Estate Investment Trust	300	3,561
WSP Global, Inc.	1,200	39,942
XBiotech, Inc. (a) (b)	1,063	10,758
Yamana Gold, Inc.	19,845	55,722
Yellow Pages Ltd. (a)	400	5,270

		31,329,818

Cayman Islands — 0.8%
3SBio, Inc. (a) (d)	11,000	10,693
58.com, Inc. (a)	1,000	28,000
AAC Technologies Holdings, Inc.	9,000	80,969
Alibaba Group Holding Ltd. Sponsored ADR (Cayman Islands) (a)	13,854	1,216,520
Ambarella, Inc. (a) (b)	1,611	87,203
ANTA Sports Products Ltd.	12,000	35,580
ASM Pacific Technology Ltd.	6,000	63,519
Atlas Financial Holdings, Inc. (a)	415	7,491
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	3,352	551,102
Belle International Holdings Ltd.	77,000	43,073
Bright Smart Securities & Commodities Group Ltd.	6,000	1,955
Casetek Holdings Ltd.	2,000	5,280
Chailease Holding Co. Ltd.	11,000	18,777
Cheung Kong Property Holdings Ltd.	189,500	1,149,159
China Conch Venture Holdings Ltd.	16,500	29,245
China Evergrande Group	50,000	31,067
China Huishan Dairy Holdings Co. Ltd.	44,000	17,064
China LNG Group Ltd.	280,000	6,506
China Medical System Holdings Ltd.	16,000	25,242
China Mengniu Dairy Co. Ltd.	34,000	65,003
China Resources Land Ltd.	34,000	76,658
China State Construction International Holdings Ltd.	22,000	32,804
CK Hutchison Holdings Ltd.	56,500	637,834
CK Life Sciences Int’l Holdings, Inc.	42,000	3,719
Consolidated Water Co., Inc.	564	6,119
Convoy Global Holdings Ltd. (a)	42,000	1,247
Country Garden Holdings Co. Ltd.	69,000	38,421
Ctrip.com International Ltd. ADR (Cayman Islands) (a)	4,600	184,000

	Number of Shares	Value
Endeavour Mining Corp. (a)	900	$13,447
ENN Energy Holdings Ltd.	10,000	40,964
Fabrinet (a)	1,790	72,137
Far East Consortium International Ltd.	15,000	6,388
Freeman FinTech Corp. Ltd. (a)	140,000	8,915
Fresh Del Monte Produce, Inc.	1,638	99,312
Fullshare Holdings Ltd.	80,500	37,473
Future World Financial Holdings Ltd. (a)	64,000	5,188
GCL-Poly Energy Holdings Ltd. (a)	140,000	16,725
Geely Automobile Holdings Ltd.	65,000	61,811
Global Indemnity Ltd. (a)	325	12,418
Goodbaby International Holdings Ltd.	11,000	5,239
Greenlight Capital Re Ltd. Class A (a)	1,430	32,604
Haitian International Holdings Ltd.	7,000	13,645
Hengan International Group Co. Ltd.	9,000	65,987
Herbalife Ltd. (a) (b)	2,604	125,357
HKBN Ltd.	13,500	14,770
Hutchison Telecommunications Hong Kong Holdings Ltd.	20,000	6,445
JD.com, Inc. ADR (Cayman Islands) (a)	8,254	209,982
Kingsoft Corp. Ltd.	10,000	20,370
Longfor Properties Co. Ltd.	18,500	23,406
Macau Legend Development Ltd. (a)	26,000	5,236
Major Holdings Ltd. (d)	8,000	1,223
Melco Crown Entertainment Ltd. ADR (Cayman Islands)	4,400	69,960
MGM China Holdings Ltd.	16,000	33,029
Microport Scientific Corp. (a)	5,000	3,755
Modern Dental Group Ltd.	6,000	2,224
Neo Telemedia Ltd. (a)	68,000	3,740
NetEase.com, Inc. Sponsored ADR (Cayman Islands)	973	209,526
New Oriental Education & Technology Group, Inc. Sponsored ADR (Cayman Islands) (a)	1,600	67,360
Nord Anglia Education, Inc. (a) (b)	500	11,650
Pacific Textiles Holdings Ltd.	11,000	11,898
Phoenix Group Holdings	4,729	42,785
Qianhai Health Holdings Ltd. (a)	130,000	2,424
Qunar Cayman Islands Ltd. (a) (b)	400	12,052
Regina Miracle International Holdings Ltd. (d)	5,000	4,125
SA SA International Holdings Ltd.	8,000	3,174
Sands China Ltd.	48,800	209,878
Semiconductor Manufacturing International Corp. (a)	33,700	52,654
Shenzhou International Group Holdings Ltd.	7,000	44,085
Shimao Property Holdings Ltd.	13,000	16,944
SINA Corp. (a)	700	42,553
Sino Biopharmaceutical Ltd.	55,000	38,654
SITC International Holdings Co. Ltd.	18,000	10,922

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
SOHO China Ltd.	30,500	$14,989
Sunac China Holdings Ltd.	26,000	21,649
SUNeVision Holdings Ltd.	11,000	4,698
Sunny Optical Technology Group Co. Ltd.	8,798	38,335
TAL Education Group ADR (Cayman Islands) (a)	529	37,109
Tencent Holdings Ltd.	70,077	1,700,781
Theravance Biopharma, Inc. (a)	1,887	60,158
Tingyi Cayman Islands Holding Corp.	26,000	31,472
Truly International Holdings Ltd.	20,000	7,759
The United Laboratories International Holdings Ltd. (a)	8,000	5,433
Value Partners Group Ltd.	14,000	11,137
Vipshop Holdings Ltd. ADR (Cayman Islands) (a)	4,900	53,949
Vision Fame International Holding Ltd. (a)	16,000	5,008
VST Holdings Ltd.	10,000	3,495
Want Want China Holdings Ltd.	70,000	44,735
Weibo Corp. (a) (b)	395	16,037
WH Group Ltd. (d)	167,537	134,892
Wins Finance Holdings, Inc. (a)	91	16,380
Wynn Macau Ltd.	27,200	43,065
Xinyi Glass Holdings Co. Ltd.	24,000	19,523
YY, Inc. (a)	300	11,826
Zhen Ding Technology Holding Ltd.	4,000	7,833

		8,536,947

Chile — 0.1%
AES Gener SA	36,275	12,998
Aguas Andinas SA Class A	34,294	17,915
Banco de Chile	294,787	34,338
Banco de Credito e Inversiones	393	19,891
Banco Santander Chile	848,231	46,857
Cencosud SA	17,950	50,382
Cia Cervecerias Unidas SA	1,568	16,375
Colbun SA	83,735	16,470
Empresa Nacional de Telecomunicaciones SA (a)	1,991	21,162
Empresas CMPC SA	15,295	31,081
Empresas COPEC SA	5,566	53,342
Enel Americas SA	357,668	56,070
Enel Chile SA	255,901	23,344
Enel Generacion Chile SA	41,114	27,223
Itau CorpBanca	2,123,668	17,755
Latam Airlines Group SA (a)	4,000	33,473
SACI Falabella	7,418	58,908

		537,584

China — 0.5%
Agricultural Bank of China Ltd.	302,000	123,308
Air China Ltd. Class H	20,000	12,755

	Number of Shares	Value
Aluminum Corp. of China Ltd. Class H (a)	42,000	$17,192
Anhui Conch Cement Co. Ltd. Class H	15,000	40,481
AviChina Industry & Technology Co. Ltd. Class H	29,000	19,918
Bank of China Ltd. Class H	980,149	432,450
Bank of Communications Co. Ltd.	111,000	79,459
Beijing Capital International Airport Co. Ltd.	20,000	20,176
BYD Co. Ltd. Class H	8,000	41,981
CGN Power Co. Ltd. Class H (d)	138,000	37,762
China Cinda Asset Management Co. Ltd. Class H	110,000	39,684
China CITIC Bank Class H	109,000	68,848
China Coal Energy Co. Class H (a)	29,000	13,697
China Communications Construction Co. Ltd. Class H	54,000	61,854
China Communications Services Corp. Ltd. Class H	34,000	21,638
China Construction Bank Corp. Class H	1,038,198	795,378
China Everbright Bank Co. Ltd. Class H	33,000	15,007
China Galaxy Securities Co. Ltd. Class H	37,500	33,666
China Huarong Asset Management Co. Ltd. (a) (d)	61,798	22,263
China Life Insurance Co. Ltd. Class H	91,000	235,417
China Longyuan Power Group Corp. Class H	40,000	30,950
China Merchants Bank Co. Ltd.	49,000	113,866
China National Building Material Co. Ltd. Class H	30,000	14,571
China Oilfield Services Ltd. Class H	22,000	20,321
China Pacific Insurance Group Co. Ltd. Class H	32,600	112,744
China Petroleum & Chemical Corp. Class H	318,000	225,034
China Railway Construction Corp. Ltd. Class H	23,500	30,107
China Railway Group Ltd. Class H	49,000	40,091
China Shenhua Energy Co. Ltd. Class H	42,500	79,265
China Southern Airlines Co. Ltd. Class H	28,000	14,472
China Telecom Corp. Ltd. Class H	176,000	81,055
China Vanke Co. Ltd. Class H	16,200	36,622
Chongqing Changan Automobile Co. Ltd. Class H	11,900	17,000
Chongqing Rural Commercial Bank	34,000	19,960
CITIC Securities Co. Ltd. Class H	28,000	56,436
CRRC Corp. Ltd. Class H	51,000	45,616
Dongfeng Motor Group Co. Ltd. Class H	34,000	33,078
Fuyao Glass Industry Group Co. Ltd. Class H (d)	5,927	18,237
GF Securities Co. Ltd. Class H	16,600	34,650

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Great Wall Motor Co. Ltd. Class H	38,000	$35,240
Guangzhou Automobile Group Co. Ltd. Class H	26,000	31,116
Guangzhou R&F Properties Co. Ltd. Class H	10,400	12,568
Haitong Securities Co. Ltd. Class H	38,400	65,553
Huaneng Power International, Inc. Class H	52,000	34,364
Huaneng Renewables Corp. Ltd. Class H	54,000	17,466
Huatai Securities Co. Ltd. Class H (d)	18,200	34,580
Industrial & Commercial Bank of China Ltd. Class H	910,238	542,890
Jiangsu Expressway Co. Ltd. Class H	14,000	17,652
Jiangxi Copper Co. Ltd. Class H	16,000	22,162
New China Life Insurance Co. Ltd. Class H	9,500	43,223
The People’s Insurance Co. Group Ltd. Class H	85,000	33,424
PetroChina Co. Ltd. Class H	260,319	192,090
PICC Property & Casualty Co. Ltd. Class H	58,000	89,495
Ping An Insurance Group Co. of China Ltd. Class H	64,322	320,021
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	20,000	13,303
Shanghai Electric Group Co. Ltd. Class H (a)	30,000	13,373
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	4,500	13,746
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	9,000	20,569
Sinopec Engineering Group Co. Ltd. Class H	13,500	11,243
Sinopec Shanghai Petrochemical Co. Ltd. Class H	46,000	24,900
Sinopharm Group Co. Ltd. Class H	14,800	60,721
Sinotrans Ltd. Class H	31,000	13,773
TravelSky Technology Ltd. Class H	12,000	25,125
Tsingtao Brewery Co. Ltd. Class H	4,000	15,066
Weichai Power Co. Ltd. Class H	12,000	18,403
Yanzhou Coal Mining Co. Ltd. Class H	26,000	17,652
Zhejiang Expressway Co. Ltd. Class H	20,000	19,079
Zhuzhou CSR Times Electric Co. Ltd. Class H	6,500	32,862
Zijin Mining Group Co. Ltd. Class H	74,000	23,416
ZTE Corp. Class H	8,200	14,211

		4,986,295

Czech Republic — 0.0%
CEZ AS	1,972	32,993
Komercni Banka AS	981	33,783

	Number of Shares	Value
Moneta Money Bank AS (a) (d)	5,044	$16,271
O2 Czech Republic AS	1,110	11,234

		94,281

Denmark — 0.5%
ALK-Abello A/S	82	10,669
Alm Brand A/S	975	7,455
Ambu A/S	364	14,573
AP Moeller — Maersk A/S Class A	79	118,938
AP Moeller — Maersk A/S Class B	139	221,165
Bakkafrost P/F	529	21,002
Bang & Olufsen A/S (a)	523	5,920
Bavarian Nordic A/S (a)	423	14,858
Carlsberg A/S Class B	2,314	199,700
Chr Hansen Holding A/S	2,000	110,631
Coloplast A/S Class B	2,360	158,810
D/S Norden A/S (a)	355	5,554
Danske Bank A/S	14,404	436,862
Dfds A/S	412	18,786
DONG Energy A/S (a) (d)	1,964	74,334
DSV A/S	4,115	183,070
FLSmidth & Co. A/S	523	21,679
Genmab A/S (a)	1,232	204,210
GN Store Nord A/S	1,981	41,029
IC Group A/S	149	3,118
ISS A/S	3,308	111,463
Jyske Bank A/S	996	47,395
Matas A/S	573	7,818
NKT Holding A/S	371	26,208
NNIT A/S (d)	176	5,084
Novo Nordisk A/S Class B	39,676	1,425,142
Novozymes A/S	5,002	172,151
Pandora A/S	2,357	307,853
Per Aarsleff Holding A/S	280	6,974
Rockwool International A/S	102	17,953
Royal Unibrew A/S	592	22,853
Scandinavian Tobacco Group A/S (d)	570	9,587
Schouw & Co.	159	11,842
SimCorp A/S	568	27,654
Solar A/S	87	4,444
Spar Nord Bank A/S	1,288	14,759
Sydbank A/S	976	30,218
TDC A/S (a)	17,042	87,496
Topdanmark A/S (a)	724	18,381
Tryg A/S	1,973	35,675
Vestas Wind Systems A/S	4,596	298,699
William Demant Holding A/S (a)	2,062	35,853
Zealand Pharma A/S (a)	213	3,207

		4,601,072

Finland — 0.3%
Amer Sports Oyj	1,654	43,933
Cargotec Oyj	477	21,530
Caverion Corp.	1,300	10,834

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Citycon OYJ	23,234	$57,174
Cramo OYJ	526	13,169
Elisa OYJ	2,957	96,097
F-Secure OYJ	1,232	4,512
Ferratum Oyj	146	2,615
Finnair OYJ (a)	825	3,499
Fortum OYJ	8,831	135,165
Huhtamaki OYJ	1,283	47,630
Kemira OYJ	1,354	17,287
Kesko OYJ	914	45,672
Kone OYJ	6,997	313,470
Konecranes OYJ	678	24,101
Lehto Group Oyj (a)	319	3,421
Metsa Board OYJ	2,550	18,234
Metso OYJ	2,609	74,265
Neste OYJ	2,646	101,576
Nokia OYJ	121,381	583,748
Nokian Renkaat OYJ	2,504	93,335
Oriola-KD OYJ	1,585	7,187
Orion OYJ Class B	2,239	99,652
Outokumpu OYJ (a)	3,917	35,047
Outotec OYJ (a)	2,109	11,078
PKC Group OYJ	314	5,220
Ponsse Oy	156	3,937
Ramirent OYJ	903	7,022
Sampo OYJ	9,299	415,826
Sanoma OYJ	984	8,538
Sponda OYJ	14,384	66,240
Stockmann OYJ Abp (a)	492	3,663
Stora Enso OYJ Class R	11,614	124,413
Technopolis OYJ	8,852	29,121
Tieto OYJ	747	20,377
Tokmanni Group Corp. (a)	422	3,776
UPM-Kymmene OYJ	11,508	282,026
Uponor OYJ	740	12,842
Valmet OYJ	1,592	23,421
Wartsila OYJ Abp	2,966	133,225
YIT OYJ	1,563	12,484

		3,016,362

France — 2.7%
AB Science SA (a)	232	3,340
ABC arbitrage	441	3,337
Accor SA	3,407	127,017
Adocia (a)	60	3,851
Aeroports de Paris	712	76,277
Affine SA	402	6,324
Air France KLM (a)	1,821	9,913
Air Liquide	8,022	890,546
Albioma SA	408	7,104
Alstom SA (a)	3,325	91,492
Altamir	474	6,371
Alten SA	391	27,456

	Number of Shares	Value
Altran Technologies SA	1,803	$26,324
ANF Immobilier	418	8,910
Arkema	1,363	133,157
Assystem	142	3,956
Atos SE	1,919	202,440
AXA SA	40,382	1,018,996
Axway Software SA	113	3,639
Beneteau SA	540	7,810
BNP Paribas	22,019	1,402,641
Boiron SA	96	8,494
Bollore SA	20,467	72,112
Bonduelle SCA	201	5,289
Bourbon Corp.	377	4,855
Bouygues SA	4,120	147,458
Bureau Veritas SA	5,416	104,936
Cap Gemini SA	3,434	289,615
Carrefour SA	11,716	281,858
Casino Guichard-Perrachon SA	968	46,441
Cellectis SA (a)	343	5,825
CGG SA (a)	281	4,026
Christian Dior SE	1,087	227,735
Cie des Alpes	116	2,308
Cie Generale d’Optique Essilor International SA	4,285	484,099
Cie Generale des Etablissements Michelin Class B	3,807	423,448
CNP Assurances	3,057	56,623
Coface SA (a)	1,290	8,418
Compagnie de Saint-Gobain	10,249	477,259
Credit Agricole SA	23,642	293,104
Danone SA	12,225	773,786
Dassault Aviation SA	45	50,211
Dassault Systemes SA	2,784	212,087
DBV Technologies SA (a)	231	16,148
Derichebourg SA	1,136	5,023
Devoteam SA	66	3,993
Edenred	4,396	87,119
Eiffage SA	1,248	87,013
Electricite de France SA	6,262	63,629
Elior Group (d)	1,399	31,951
Elis SA	1,189	21,198
Engie SA	30,522	388,841
Eramet (a)	80	4,776
Etablissements Maurel et Prom (a)	1,743	7,743
Euler Hermes Group	175	15,380
Eurazeo SA	687	40,186
Europcar Groupe SA (a) (d)	1,078	10,929
Eutelsat Communications SA	3,926	76,000
Faiveley Transport SA	105	11,069
Faurecia	915	35,462
FFP	91	6,920
Fonciere Des Regions	2,515	219,371
Gaztransport Et Technigaz SA	313	13,509

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Gecina SA	2,728	$377,154
Genfit (a)	407	8,989
GL Events	109	1,950
Groupe Crit	35	2,505
Groupe Eurotunnel SE	9,730	92,372
Groupe Fnac SA (a)	230	15,550
Guerbet	78	5,844
Haulotte Group SA	140	2,072
Havas SA	2,336	19,668
Hermes International	567	232,529
ICADE	2,555	182,292
ID Logistics Group (a)	34	4,832
Iliad SA	542	104,108
Imerys SA	878	66,526
Ingenico Group	1,148	91,661
Innate Pharma SA (a)	632	9,714
Interparfums SA	155	4,470
Ipsen SA	505	36,516
Ipsos	463	14,541
Jacquet Metal Service	186	3,878
JCDecaux SA	1,264	37,106
Kering	1,587	355,781
Klepierre	14,507	569,792
Korian SA	592	17,345
L’Oreal SA	5,248	956,693
Lagardere S.C.A	2,817	78,251
Legrand SA	5,576	315,782
LISI	232	7,484
LVMH Moet Hennessy Louis Vuitton SE	5,777	1,101,543
Maisons du Monde SA (a) (d)	317	8,353
Manitou BF SA	124	2,441
Marie Brizard Wine & Spirits SA (a)	331	6,220
Mercialys SA	2,559	51,856
Mersen	202	4,323
Metropole Television SA	848	15,771
MGI Coutier	141	4,230
Natixis SA	20,195	113,874
Naturex (a)	87	7,784
Neopost SA	485	15,167
Nexans SA (a)	346	17,893
Nexity SA	553	25,878
Oeneo SA	403	3,359
Orange SA	41,109	623,861
Orpea	590	47,639
Parrot SA (a) (b)	257	2,806
Pernod-Ricard SA	4,423	479,153
Peugeot SA (a)	9,515	155,115
Pierre & Vacances SA (a) (b)	58	2,315
Plastic Omnium SA	809	25,820
Publicis Groupe SA	4,045	279,047
Rallye SA	328	6,358
Remy Cointreau SA	373	31,815

	Number of Shares	Value
Renault SA	4,041	$359,317
Rexel SA	6,426	105,562
Rubis SCA	569	46,907
Safran SA	6,458	464,959
Sanofi	24,262	1,962,211
Sartorius Stedim Biotech	369	23,286
Schneider Electric SE	11,867	824,610
SCOR SE	3,410	117,803
SEB SA	490	66,396
SFR Group SA (a)	1,778	50,129
Societe BIC SA	622	84,546
Societe Generale SA	15,979	784,420
Societe Television Francaise 1 (b)	1,596	15,874
Sodexo SA	1,886	216,724
SOITEC (a)	4,785	7,402
Sopra Steria Group	194	22,022
SPIE SA	1,051	22,138
SRP Groupe SA (a) (d)	197	4,421
Ste Industrielle d’Aviation Latecoere SA (a)	1,117	4,916
Suez	6,760	99,702
Synergie SA	120	4,421
Tarkett SA	256	9,184
Technicolor SA Registered	4,731	25,591
Technip SA	2,200	156,117
Teleperformance	791	79,335
Thales SA	2,281	221,015
Total SA	46,206	2,358,711
Trigano SA	122	9,544
Ubisoft Entertainment SA (a)	1,255	44,646
Unibail-Rodamco SE	6,713	1,600,236
Valeo SA	5,063	290,918
Vallourec SA (a)	4,399	30,032
Veolia Environnement SA	10,131	172,222
Vicat SA	244	14,807
Vinci SA	10,485	713,181
Virbac SA (a)	58	10,195
Vivendi SA	21,584	410,043
Wendel SA	664	79,943
Worldline SA (a) (d)	540	15,220
Zodiac Aerospace	4,273	98,093

		27,461,973

Germany — 2.5%
Aareal Bank AG	808	30,424
Adidas AG	3,895	615,569
ADLER Real Estate AG (a) (b)	1,621	24,716
ADVA Optical Networking SE (a)	602	4,878
AIXTRON SE (a)	1,472	4,800
Allianz SE	9,495	1,569,553
alstria office REIT-AG	8,159	102,351
Amadeus Fire AG	84	6,483
AURELIUS Equity Opportunities SE & Co. KGaA	314	18,315

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Aurubis AG	461	$26,554
Axel Springer SE	737	35,735
BASF SE	19,045	1,776,154
Bayer AG	17,150	1,789,190
Bayerische Motoren Werke AG	6,912	647,121
BayWa AG	204	6,608
Bechtle AG	202	20,988
Beiersdorf AG	2,177	184,726
Bertrandt AG	80	8,131
bet-at-home.com AG	39	3,288
Bijou Brigitte AG	68	3,960
Bilfinger Berger AG (a)	471	17,982
Biotest AG	111	1,857
Borussia Dortmund GmbH & Co. KGaA	1,038	5,730
Brenntag AG	3,400	188,408
CANCOM SE	226	10,663
Capital Stage AG	1,138	7,606
Carl Zeiss Meditec AG	437	16,100
Cewe Stiftung & Co. KGAA	74	6,582
comdirect bank AG	403	4,086
Commerzbank AG	21,052	160,560
CompuGroup Medical SE	325	13,323
Continental AG	2,298	447,339
Covestro AG (d)	1,566	107,731
CTS Eventim AG & Co. KGaA	652	20,511
Daimler AG	20,042	1,487,425
Deutsche Bank AG (a)	28,991	524,645
Deutsche Beteiligungs AG	164	5,311
Deutsche Boerse AG (a)	4,039	329,050
Deutsche EuroShop AG	2,763	112,534
Deutsche Lufthansa AG	5,571	71,985
Deutsche Pfandbriefbank AG (d)	1,464	14,018
Deutsche Post AG	20,064	658,866
Deutsche Telekom AG	68,367	1,174,520
Deutsche Wohnen AG	23,170	726,593
Deutz AG	1,292	7,259
DIC Asset AG	2,685	25,690
Diebold Nixdorf AG (a)	111	7,703
DMG Mori AG	529	23,986
Draegerwerk AG & Co. KGaA	40	2,736
Drillisch AG (b)	590	25,341
Duerr AG	348	27,922
E.ON SE	42,240	294,615
ElringKlinger AG (b)	386	6,444
Evonik Industries AG	3,342	99,508
Evotec AG (a)	1,596	12,504
Fraport AG Frankfurt Airport Services Worldwide	712	42,054
Freenet AG	1,777	50,089
Fresenius Medical Care AG & Co. KGaA	4,578	388,137
Fresenius SE & Co. KGaA	8,491	663,267

	Number of Shares	Value
GEA Group AG	3,931	$157,568
Gerresheimer AG	426	31,618
Gerry Weber International AG	356	4,109
Gesco AG	168	3,977
GFT Technologies SE	233	5,016
Grammer AG	145	7,255
GRENKE AG	119	18,631
H&R GmbH & Co. KGaA (a)	197	3,100
Hamborner REIT AG	4,542	43,166
Hamburger Hafen und Logistik AG	368	6,845
Hannover Rueck SE	1,209	130,887
HeidelbergCement AG	3,194	297,983
Heidelberger Druckmaschinen AG (a)	3,378	9,003
Henkel AG & Co. KGaA	2,217	230,272
Hochtief AG	495	69,216
Hornbach Baumarkt AG	128	3,734
Hugo Boss AG	1,473	90,890
Hypoport AG (a) (b)	42	3,440
Indus Holding AG	255	13,852
Infineon Technologies AG	23,386	405,323
Innogy SE (a) (d)	2,935	102,047
Isra Vision AG	46	4,892
Jenoptik AG	708	12,226
K+S AG (b)	4,230	101,115
KION Group AG	912	50,686
Kloeckner & Co. SE (a)	1,030	12,832
Koenig & Bauer AG (a)	181	8,128
Krones AG	191	17,455
KUKA AG (b)	320	29,700
KWS Saat SE	27	8,013
Lanxess AG	1,904	124,754
LEG Immobilien AG	3,865	299,833
Leoni AG	441	15,680
Linde AG	3,841	629,825
MAN SE	786	78,072
Manz AG (a)	75	2,602
Merck KGaA	2,718	283,653
Metro AG	3,681	122,159
MLP AG	939	4,125
MorphoSys AG (a)	345	17,670
MTU Aero Engines AG	723	83,413
Muenchener Rueckversicherungs-Gesellschaft AG Registered	3,357	634,917
Nemetschek SE	208	12,096
Nordex SE (a)	844	18,124
Norma Group SE	436	18,580
OSRAM Licht AG	1,860	97,650
PATRIZIA Immobilien AG (a)	566	9,375
Pfeiffer Vacuum Technology AG	96	8,970
ProSiebenSat.1 Media SE	4,916	190,042
Rational AG	45	20,058
Rheinmetall AG	527	35,409
Rhoen-Klinikum AG	461	12,442

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
RIB Software AG	488	$6,385
RWE AG (a)	9,587	119,227
Salzgitter AG	535	18,842
SAP SE	20,397	1,782,599
SGL Carbon SE (a)	516	4,532
Siemens AG	15,868	1,950,525
Siltronic AG (a)	164	7,593
Sixt Leasing SE	193	3,632
Sixt SE	165	8,850
SLM Solutions Group AG (a) (b)	167	5,707
SMA Solar Technology AG (b)	169	4,464
Software AG	690	25,089
STADA Arzneimittel AG	838	43,299
STRATEC Biomedical AG	75	3,611
Stroeer SE & Co KGaA	374	16,381
Suedzucker AG	952	22,711
Surteco SE	111	2,753
Symrise AG	2,677	162,827
TAG Immobilien AG	8,540	112,260
Takkt AG	443	10,040
Telefonica Deutschland Holding AG	17,490	74,742
ThyssenKrupp AG	7,309	174,162
TLG Immobilien AG	3,496	65,765
TUI AG	9,910	141,596
Uniper Se (a)	2,698	37,021
United Internet AG	2,530	98,476
VERBIO Vereinigte BioEnergie AG	470	3,579
Volkswagen AG	685	98,382
Vonovia SE	31,719	1,033,208
Vossloh AG (a)	148	9,278
VTG AG	146	4,361
Wacker Chemie AG	209	21,725
Wacker Neuson SE	399	6,459
WCM Beteiligungs & Grundbesitz-AG (a)	4,863	13,379
Wirecard AG (b)	1,614	69,371
Wuestenrot & Wuerttembergische AG	334	6,524
XING AG	40	7,372
Zalando SE (a) (d)	1,945	74,297
zooplus AG (a)	78	9,976

		25,533,652

Greece — 0.0%
Alpha Bank AE (a)	17,305	34,673
Eurobank Ergasias SA (a)	19,986	13,543
FF Group (a)	546	11,041
Hellenic Telecommunications Organization SA	3,098	29,119
JUMBO SA	1,426	22,561
National Bank of Greece SA (a)	59,028	15,441
OPAP SA	2,959	26,164
Piraeus Bank SA (a)	70,452	15,541

	Number of Shares	Value
Titan Cement Co. SA	674	$15,821

		183,904

Hong Kong — 1.1%
AIA Group Ltd.	250,800	1,403,543
The Bank of East Asia Ltd.	24,600	93,846
Beijing Enterprises Holdings Ltd.	6,500	30,629
BOC Hong Kong Holdings Ltd.	78,000	279,255
Cathay Pacific Airways Ltd.	21,000	27,605
Champion REIT	139,000	75,164
China Everbright International Ltd.	30,000	33,847
China Everbright Ltd.	12,000	22,641
China Jinmao Holdings Group Ltd	40,000	10,745
China Merchants Holdings International Co. Ltd.	16,000	39,567
China Minsheng Banking Corp. Ltd. Class H	72,000	76,442
China Mobile Ltd.	75,788	794,696
China Overseas Land & Investment Ltd.	48,000	126,603
China Power International Development Ltd.	47,000	16,983
China Resources Beer Holdings Company Ltd. (a)	20,000	39,513
China Resources Power Holdings Co. Ltd.	24,000	37,992
China Strategic Holdings Ltd. (a)	230,000	5,198
China Taiping Insurance Holdings Co. Ltd. (a)	20,000	41,059
China Unicom Ltd.	74,000	85,965
Chong Hing Bank Ltd.	1,000	1,932
CITIC Ltd.	55,000	78,465
CITIC Telecom International Holdings Ltd.	22,000	6,602
CLP Holdings Ltd.	34,500	315,236
CNOOC Ltd.	220,345	272,040
CSPC Pharmaceutical Group Ltd.	52,000	55,310
Dah Sing Banking Group Ltd.	6,000	11,004
Dah Sing Financial Holdings Ltd.	2,000	13,504
Far East Horizon Ltd.	26,000	22,200
Fosun International Ltd.	32,500	45,523
Galaxy Entertainment Group Ltd.	47,000	202,202
Guangdong Investment Ltd.	36,000	47,248
Guotai Junan International Holdings Ltd.	32,000	9,805
Hang Lung Group Ltd.	19,000	66,050
Hang Lung Properties Ltd.	140,000	293,137
Hang Seng Bank Ltd.	16,100	298,392
Henderson Land Development Co. Ltd.	75,000	395,919
HK Electric Investments & HK Electric Investments Ltd. (d)	65,000	53,592
HKT Trust & HKT Ltd.	59,000	72,132
Hong Kong & China Gas Co. Ltd.	159,000	281,065

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Hong Kong Exchanges and Clearing Ltd.	24,100	$567,120
Hopewell Holdings Ltd.	8,500	29,260
Hysan Development Co. Ltd.	43,000	177,272
Kowloon Development Co. Ltd.	6,000	5,680
Lai Sun Development Co. Ltd.	180,000	3,356
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	13,500	5,433
Lenovo Group Ltd.	88,000	52,998
The Link REIT	153,000	987,995
Liu Chong Hing Investment Ltd.	2,000	2,672
Mason Financial Holdings Ltd. (a)	160,000	3,809
Melco International Development Ltd.	10,000	13,526
MTR Corp.	32,000	154,687
New World Development Ltd.	358,000	375,252
PCCW Ltd.	102,000	54,968
Power Assets Holdings Ltd.	29,000	255,489
Prosperity REIT	18,000	7,092
Regal Real Estate Investment Trust	18,000	4,764
Shanghai Industrial Holdings Ltd.	6,000	16,190
Shenwan Hongyuan HK Ltd.	5,000	2,167
Shun Tak Holdings Ltd. (a)	22,000	7,541
Sino Land Co. Ltd.	208,000	307,881
Sino-Ocean Land Holdings Ltd.	32,500	14,492
SJM Holdings Ltd.	33,000	25,788
Sun Art Retail Group Ltd.	31,000	27,144
Sun Hung Kai & Co. Ltd.	3,000	1,853
Sun Hung Kai Properties Ltd.	96,000	1,201,932
Sunlight Real Estate Investment Trust	16,000	9,207
Swire Pacific Ltd. Class A	11,000	105,003
Swire Properties Ltd.	81,400	223,047
Techtronic Industries Co.	28,000	100,303
Television Broadcasts Ltd.	4,600	15,125
The Wharf Holdings Ltd.	87,000	571,727
Wheelock & Co. Ltd.	16,000	89,813

		11,203,237

Hungary — 0.0%
MOL Hungarian Oil & Gas PLC	460	32,276
OTP Bank PLC	3,004	85,745
Richter Gedeon Nyrt	1,762	37,186

		155,207

Indonesia — 0.1%
Adaro Energy Tbk PT	188,200	23,622
AKR Corporindo Tbk PT	27,500	12,260
Astra International Tbk PT	249,400	152,520
Bank Central Asia Tbk PT	151,900	173,972
Bank Danamon Indonesia Tbk PT	36,100	9,945
Bank Mandiri Persero Tbk PT	115,400	98,678
Bank Negara Indonesia Persero Tbk PT	92,500	37,807

	Number of Shares	Value
Bank Rakyat Indonesia	136,800	$118,632
Bumi Serpong Damai Tbk PT	82,800	10,740
Charoen Pokphand Indonesia Tbk PT	96,800	22,128
Gudang Garam Tbk PT	6,600	31,252
Hanjaya Mandala Sampoerna Tbk PT	114,000	32,412
Indocement Tunggal Prakarsa Tbk PT	19,400	22,140
Indofood CBP Sukses Makmur Tbk PT	31,400	19,969
Indofood Sukses Makmur Tbk PT	54,700	32,146
Jasa Marga Persero Tbk PT	23,374	7,482
Kalbe Farma Tbk PT	262,700	29,356
Lippo Karawaci Tbk PT	198,600	10,596
Matahari Department Store Tbk PT	30,300	33,824
Media Nusantara Citra Tbk PT	53,800	6,981
Pakuwon Jati Tbk PT	249,400	10,416
Perusahaan Gas Negara PT	140,800	28,121
Semen Indonesia Persero Tbk PT	38,200	25,904
Summarecon Agung Tbk PT	108,600	10,634
Surya Citra Media Tbk PT	62,900	13,046
Telekomunikasi Indonesia Persero Tbk PT	618,900	182,071
Tower Bersama Infrastructure Tbk PT	25,800	9,540
Unilever Indonesia Tbk PT	18,900	54,414
United Tractors Tbk PT	21,300	33,565
Waskita Karya Persero Tbk PT	51,100	9,634
XL Axiata Tbk PT (a)	40,200	6,888

		1,270,695

Ireland — 1.1%
Accenture PLC Class A	12,034	1,409,542
Adient PLC (a)	3,258	190,919
Alkermes PLC (a)	5,412	300,799
Allegion PLC	3,389	216,896
Allergan PLC (a)	5,405	1,135,104
Bank of Ireland (a)	568,193	139,738
C&C Group PLC	4,444	17,991
Cairn Homes PLC (a)	9,522	13,529
CRH PLC	17,318	598,549
Dalata Hotel Group PLC (a)	2,511	11,602
DCC PLC	1,730	128,247
Eaton Corp. PLC	8,819	591,667
Endo International PLC (a)	7,230	119,078
Experian PLC	19,878	384,762
Glanbia PLC	2,629	43,665
Grafton Group PLC	3,035	20,538
Green REIT PLC	42,925	61,945
Greencore Group PLC	9,419	28,637
Hibernia REIT PLC	40,501	52,638
Horizon Pharma PLC (a)	8,102	131,090
Ingersoll-Rand PLC	9,196	690,068
Irish Continental Group PLC	2,167	10,256
Irish Residential Properties REIT PLC	21,601	26,594
James Hardie Industries NV	8,680	137,440

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Johnson Controls International PLC	32,712	$1,347,407
Kerry Group PLC Class A	3,404	243,412
Kingspan Group PLC	2,059	55,825
Mallinckrodt PLC (a)	3,865	192,554
Medtronic PLC	22,661	1,614,143
Origin Enterprises PLC	1,719	11,194
Paddy Power Betfair PLC	1,596	170,532
Pentair PLC	5,912	331,486
Permanent TSB Group Holdings PLC (a)	1,916	5,557
Perrigo Co. PLC	4,933	410,574
Prothena Corp. PLC (a)	1,756	86,378
Smurfit Kappa Group PLC	3,270	74,970
UDG Healthcare PLC	3,313	27,279
Weatherford International PLC (a)	35,023	174,765

		11,207,370

Israel — 0.2%
Africa Israel Properties Ltd.	133	2,276
Airport City Ltd. (a)	844	8,406
Alony Hetz Properties & Investments Ltd.	1,399	11,228
Amot Investments Ltd.	1,687	7,174
Azrieli Group Ltd.	2,801	121,226
B Communications Ltd.	174	3,808
Bank Hapoalim B.M.	21,614	128,306
Bank Leumi Le-Israel BM (a)	29,771	122,349
Bayside Land Corp.	11	3,995
Bezeq Israeli Telecommunication Corp. Ltd.	45,586	86,574
Big Shopping Centers Ltd.	39	2,558
Blue Square Real Estate Ltd.	91	3,473
Caesarstone Ltd. (a)	1,443	41,342
Cellcom Israel Ltd. (a)	774	6,226
Check Point Software Technologies Ltd. (a)	2,767	233,701
Clal Insurance Enterprises Holdings Ltd. (a)	178	2,282
CyberArk Software Ltd. (a)	300	13,650
Delek Automotive Systems Ltd.	588	5,197
Delek Group Ltd.	58	12,362
Delta-Galil Industries Ltd.	131	3,808
El Al Israel Airlines	3,895	2,577
Elbit Systems Ltd.	516	52,110
Electra Ltd.	33	5,302
First International Bank Of Israel Ltd.	529	7,741
Formula Systems 1985 Ltd.	126	5,097
Frutarom Industries Ltd.	848	43,273
Gazit-Globe Ltd.	1,358	11,657
Harel Insurance Investments & Financial Services Ltd.	1,667	7,643
IDI Insurance Co. Ltd.	93	4,501
Israel Chemicals Ltd.	8,639	35,280
The Israel Corp. Ltd. (a)	49	8,101

	Number of Shares	Value
Israel Discount Bank Ltd. (a)	14,471	$30,041
Ituran Location and Control Ltd.	300	7,950
Jerusalem Economy Ltd. (a)	1,684	3,511
Jerusalem Oil Exploration (a)	134	5,748
Kornit Digital Ltd. (a)	200	2,530
Matrix IT Ltd.	603	4,812
Mazor Robotics Ltd. (a)	490	5,426
Melisron Ltd.	246	10,447
Menora Mivtachim Holdings Ltd. (a)	193	1,753
Migdal Insurance & Financial Holding Ltd. (a)	6,026	4,928
Mizrahi Tefahot Bank Ltd.	2,397	35,000
Naphtha Israel Petroleum Corp. Ltd. (a)	326	2,105
Neuroderm Ltd. (a)	100	2,220
Nice Ltd.	1,319	90,476
Oil Refineries Ltd. (a)	17,262	6,081
Orbotech Ltd. (a)	600	20,046
Partner Communications Co. Ltd. (a)	1,478	7,088
Paz Oil Co. Ltd.	100	14,667
The Phoenix Holdings Ltd. (a)	635	2,201
Plus500 Ltd.	1,128	5,345
RADWARE Ltd. (a) (b)	600	8,748
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	94	3,801
Reit 1 Ltd.	2,402	6,637
Sapiens International Corp. NV	421	6,001
Shapir Engineering and Industry Ltd.	985	2,141
Shikun & Binui Ltd.	2,990	5,708
Shufersal Ltd.	1,112	4,152
Silicom Ltd.	342	14,053
SodaStream International Ltd. (a)	300	11,841
Stratasys Ltd. (a)	2,367	39,150
Strauss Group Ltd.	610	9,642
Taro Pharmaceutical Industries Ltd. (a) (b)	300	31,581
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	19,018	689,402
Tower Semiconductor Ltd. (a)	1,056	19,978
Wix.com Ltd. (a)	400	17,820

		2,136,253

Italy — 0.5%
A2A SpA	20,965	27,129
ACEA SpA	728	8,844
Amplifon SpA	1,241	11,819
Anima Holding SpA (d)	3,038	16,489
Ansaldo STS SpA	1,515	18,881
Ascopiave SpA	1,047	3,001
Assicurazioni Generali SpA	24,747	367,545
Astaldi SpA	621	3,528
ASTM SpA	576	6,273
Atlantia SpA	8,228	192,525
Autogrill SpA	1,808	16,332

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Azimut Holding SpA	1,548	$25,783
Banca Carige SpA (a) (b)	9,662	3,230
Banca Generali SpA	784	18,688
Banca IFIS SpA	293	8,005
Banca Mediolanum SpA	3,476	24,969
Banca Monte dei Paschi di Siena SpA (a) (c)	361	5,731
Banca Popolare di Milano SCARL (b)	59,368	22,381
Banca Popolare di Sondrio SCARL	6,324	20,806
Banco Popolare SC	11,176	26,951
Beni Stabili SpA SIIQ	63,624	36,345
Biesse SpA	205	4,122
BPER Banca	6,510	34,633
Brembo SpA	400	24,194
Brunello Cucinelli SpA	391	8,371
Buzzi Unicem SpA	886	20,966
Cairo Communication SpA	1,051	4,211
Cementir Holding SpA	698	3,086
Cerved Information Solutions SpA	2,640	21,877
CIR-Compagnie Industriali Riunite SpA	5,158	5,606
Credito Emiliano SpA	1,187	7,121
Credito Valtellinese SC	15,915	6,233
Danieli & C Officine Meccaniche SpA	182	3,698
Datalogic SpA	284	5,585
Davide Campari-Milano SpA	3,916	38,278
De’ Longhi SpA	816	19,378
DiaSorin SpA	303	17,937
Ei Towers SpA (a)	234	12,607
El.En. SpA	140	3,458
Enav SpA (a) (d)	3,989	13,767
Enel SpA	159,035	699,853
Eni SpA	53,050	860,103
ERG SpA	768	8,240
Esprinet SpA	409	3,047
Fila SpA	268	3,828
Fincantieri SpA (a)	7,421	3,690
FinecoBank Banca Fineco SpA	5,619	31,504
Geox SpA (b)	1,149	2,672
Hera SpA	9,017	20,781
Immobiliare Grande Distribuzione SIIQ SpA	21,063	16,050
Industria Macchine Automatiche SpA	203	12,305
Infrastrutture Wireless Italiane SpA (d)	3,256	15,078
Interpump Group SpA	977	15,984
Intesa Sanpaolo SpA	264,852	676,114
Intesa Sanpaolo SpA	15,987	37,558
Iren SpA	7,427	12,159
Italgas SpA (a)	6,165	24,258
Italmobiliare SpA	116	5,449
Juventus Football Club SpA (a)	6,333	2,006
Leonardo-Finmeccanica SpA (a)	8,583	120,331
Luxottica Group SpA	3,698	199,186
Maire Tecnimont SpA	1,690	4,582

	Number of Shares	Value
MARR SpA	462	$8,432
Mediaset SpA	10,400	44,947
Mediobanca SpA	12,409	101,277
Moncler SpA	1,843	32,053
Newron Pharmaceuticals SpA (a)	165	3,264
OVS SpA (d)	1,875	9,430
Piaggio & C SpA	2,491	4,154
Poste Italiane SpA (d)	11,864	78,702
Prysmian SpA	4,084	104,834
RAI Way SpA (d)	1,408	5,306
Recordati SpA	1,411	39,966
Reply SpA	61	7,582
Safilo Group SpA (a)	451	3,777
Saipem SpA (a)	146,148	81,774
Salini Impregilo SpA	2,757	8,706
Salvatore Ferragamo SpA (b)	681	16,072
Saras SpA	4,576	8,261
Snam SpA	51,603	212,261
Societa Cattolica di Assicurazioni SCRL	1,966	11,521
Societa Iniziative Autostradali e Servizi SpA	971	8,272
Tamburi Investment Partners SpA	1,163	4,406
Technogym SpA (a) (d)	910	4,244
Telecom Italia SpA (a)	199,612	175,753
Telecom Italia SpA — RSP	130,447	94,283
Terna Rete Elettrica Nazionale SpA	29,923	136,887
Tod’s SpA (b)	184	11,963
UniCredit SpA (b)	112,676	323,919
Unione di Banche Italiane SpA	12,136	33,357
Unipol Gruppo Finanziario SpA	5,868	21,129
UnipolSai SpA	19,388	41,392
Yoox Net-A-Porter Group SpA (a)	779	22,005
Zignago Vetro SpA	390	2,266

		5,557,356

Japan — 7.5%
The 77 Bank Ltd.	5,000	24,049
ABC-Mart, Inc.	600	33,941
Accordia Golf Co. Ltd.	800	8,200
Achilles Corp.	100	1,341
Acom Co. Ltd. (a)	6,700	29,234
Activia Properties, Inc.	36	169,729
Adastria Co. Ltd.	400	10,322
ADEKA Corp.	1,200	16,278
Advan Co. Ltd.	200	2,056
Advance Residence Investment Corp.	77	203,572
Advantest Corp.	2,200	36,947
Adways, Inc.	500	2,111
Aeon Co. Ltd.	14,100	199,509
Aeon Delight Co. Ltd.	300	8,354
Aeon Fantasy Co. Ltd.	100	2,731
AEON Financial Service Co, Ltd.	1,900	33,608
Aeon Mall Co. Ltd.	7,500	105,249

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
AEON REIT Investment Corp. (b)	63	$68,904
Ai Holdings Corp.	500	9,928
Aica Kogyo Co. Ltd.	700	18,435
The Aichi Bank Ltd.	100	5,600
Aichi Corp.	500	3,499
Aichi Steel Corp.	200	8,350
Aida Engineering Ltd.	700	6,625
Aiful Corp. (a)	4,300	12,698
Ain Holdings, Inc.	300	19,829
Air Water, Inc.	3,000	54,014
Aisan Industry Co. Ltd.	500	4,272
Aisin Seiki Co.	3,800	164,449
Ajinomoto Co., Inc.	11,700	235,313
Akebono Brake Industry Co. Ltd. (a)	1,400	3,616
The Akita Bank Ltd.	2,000	6,456
Alfresa Holdings Corp.	4,000	65,946
All Nippon Airways Co. Ltd.	21,000	56,484
Alpen Co. Ltd.	200	3,587
Alpine Electronics, Inc.	600	7,774
Alps Electric Co. Ltd.	3,800	91,472
Amada Holdings Co. Ltd.	7,300	81,291
Amano Corp.	800	14,027
Amuse, Inc.	200	3,077
Anest Iwata Corp.	400	3,917
Anicom Holdings, Inc.	200	4,150
Anritsu Corp.	1,900	10,227
AOKI Holdings, Inc.	600	7,364
The Aomori Bank Ltd.	2,000	6,691
Aoyama Trading Co. Ltd.	700	24,347
Aozora Bank Ltd.	25,000	88,429
Arcland Sakamoto Co. Ltd.	400	4,641
Arcland Service Holdings Co. Ltd.	100	2,454
Arcs Co. Ltd.	500	11,247
Ardepro Co. Ltd.	2,000	2,674
Ariake Japan Co. Ltd.	200	10,664
As One Corp.	200	8,302
Asahi Co. Ltd.	200	2,198
Asahi Diamond Industrial Co. Ltd.	700	5,095
Asahi Glass Co. Ltd.	20,000	135,881
Asahi Group Holdings Ltd.	8,100	255,390
Asahi Holdings, Inc.	400	6,942
Asahi Intecc Co. Ltd.	600	24,260
Asahi Kasei Corp.	27,000	235,064
Asatsu-DK, Inc.	400	9,666
Asics Corp.	3,600	71,759
ASKA Pharmaceutical Co. Ltd.	300	4,376
ASKUL Corp.	300	10,246
Astellas Pharma, Inc.	45,100	625,140
Ateam, Inc.	100	1,968
Atom Corp.	1,400	8,619
Autobacs Seven Co. Ltd.	900	13,490
Avex Group Holdings, Inc.	500	7,183
The Awa Bank Ltd.	3,000	18,375

	Number of Shares	Value
Axial Retailing, Inc.	200	$6,867
Azbil Corp.	900	25,273
Bandai Namco Holdings, Inc.	4,000	110,115
Bando Chemical Industries Ltd.	500	4,426
The Bank of Iwate Ltd.	200	8,045
The Bank of Kyoto Ltd.	5,000	37,017
The Bank of Nagoya Ltd.	200	7,070
The Bank of Okinawa Ltd.	300	10,924
The Bank of Saga Ltd.	2,000	5,107
Bank of the Ryukyus Ltd.	500	6,542
Belc Co. Ltd.	100	3,851
Bell System24 Holdings, Inc.	500	4,213
Belluna Co. Ltd.	700	4,304
Benefit One, Inc.	200	4,948
Benesse Holdings, Inc.	1,100	30,264
Bic Camera, Inc.	1,300	11,887
BML, Inc.	300	7,138
Bridgestone Corp.	13,600	489,221
Broadleaf Co. Ltd.	600	3,229
BRONCO BILLY Co. Ltd.	100	2,504
Brother Industries Ltd.	4,900	88,116
Bunka Shutter Co. Ltd.	800	6,161
Calbee, Inc.	1,400	43,799
Calsonic Kansei Corp.	2,000	30,569
Canon Electronics, Inc.	200	3,008
Canon Marketing Japan, Inc.	700	11,756
Canon, Inc. (b)	22,300	624,480
Capcom Co. Ltd.	600	14,087
Casio Computer Co. Ltd.	5,300	74,702
Cawachi Ltd.	200	4,981
Central Glass Co. Ltd.	3,000	13,958
Central Japan Railway Co.	3,000	492,733
Century Tokyo Leasing Corp.	600	20,477
The Chiba Bank Ltd.	15,000	91,683
The Chiba Kogyo Bank Ltd.	600	3,030
Chiyoda Co. Ltd.	200	4,730
Chiyoda Corp.	2,000	13,825
Chiyoda Integre Co. Ltd.	200	4,025
Chofu Seisakusho Co. Ltd.	300	6,727
Chori Co. Ltd.	100	1,500
Chubu Electric Power Co., Inc. (b)	12,800	178,555
Chudenko Corp.	400	8,812
Chugai Pharmaceutical Co. Ltd.	4,800	137,473
The Chugoku Bank Ltd.	2,900	41,515
The Chugoku Electric Power Co., Inc.	5,900	69,109
Chugoku Marine Paints Ltd.	700	5,143
The Chukyo Bank Ltd.	100	2,005
Ci:z Holdings Co. Ltd.	300	8,437
Citizen Holdings Co. Ltd.	3,800	22,662
CKD Corp.	700	7,921
Clarion Co. Ltd.	1,000	3,577
Cleanup Corp.	300	2,426
CMIC Holdings Co. Ltd.	200	2,581

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Coca-Cola Central Japan Co. Ltd.	900	$19,787
Coca-Cola West Co. Ltd.	900	26,486
cocokara fine, Inc. (b)	200	7,330
COLOPL, Inc. (b)	700	5,931
Colowide Co. Ltd.	800	13,285
Comforia Residential REIT, Inc. (b)	6	13,468
COMSYS Holdings Corp.	1,400	25,604
Concordia Financial Group Ltd.	23,400	112,222
CONEXIO Corp.	200	2,550
COOKPAD, Inc. (a) (b)	700	6,426
Cosel Co. Ltd.	400	4,262
Cosmo Energy Holdings Co. Ltd.	800	11,221
Cosmos Pharmaceutical Corp.	100	18,430
Create Restaurants Holdings, Inc.	600	5,232
Create SD Holdings Co. Ltd.	300	6,415
Credit Saison Co. Ltd.	2,600	46,260
CROOZ, Inc.	100	2,346
CyberAgent, Inc.	1,400	34,547
CYBERDYNE, Inc. (a) (b)	1,700	23,985
D.A. Consortium Holdings, Inc. (a)	400	2,983
Dai Nippon Printing Co. Ltd.	11,000	108,461
The Dai-ichi Life Holdings, Inc.	22,600	374,442
Daibiru Corp.	700	5,976
Daicel Corp.	6,000	65,849
Daido Metal Co. Ltd.	400	3,979
Daido Steel Co. Ltd.	4,000	16,528
Daifuku Co. Ltd.	1,300	27,593
Daihen Corp.	1,000	6,165
Daiho Corp.	1,000	4,723
Daiichi Sankyo Co. Ltd.	12,500	255,287
Daiichikosho Co. Ltd.	500	19,649
Daiken Corp.	200	3,512
Daikin Industries Ltd.	4,900	448,741
Daikokutenbussan Co. Ltd.	100	4,198
Daikyo, Inc.	4,000	8,000
Daikyonishikawa Corp.	500	6,399
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	1,000	5,365
Daio Paper Corp.	900	9,505
Daiseki Co. Ltd.	500	10,238
The Daishi Bank Ltd.	4,000	17,918
Daito Trust Construction Co. Ltd.	1,500	225,287
Daiwa House Industry Co. Ltd.	11,800	321,898
Daiwa House REIT Investment Co.	92	232,645
Daiwa Industries Ltd.	500	3,786
Daiwa Office Investment Corp.	18	90,815
Daiwa Securities Group, Inc.	36,000	221,150
Daiwabo Holdings Co. Ltd.	2,000	4,889
DCM Holdings Co. Ltd.	1,300	11,537
DeNA Co. Ltd.	2,300	50,103
Denka Co. Ltd.	6,000	26,413
Denki Kogyo Co. Ltd.	1,000	4,892
Denso Corp.	10,100	436,309

	Number of Shares	Value
Dentsu, Inc.	4,600	$216,682
Denyo Co. Ltd.	200	2,706
Descente Ltd.	600	6,892
Dexerials Corp. (a)	600	5,693
DIC Corp.	1,100	33,302
Digital Garage, Inc.	500	8,632
Dip Corp.	400	8,260
DISCO Corp.	400	48,291
DMG Mori Co. Ltd.	1,500	18,146
Don Quijote Holdings Co. Ltd.	2,500	92,356
Doshisha Co. Ltd.	300	5,381
Doutor Nichires Holdings Co. Ltd.	400	7,340
Dowa Holdings Co. Ltd.	3,000	22,885
DTS Corp.	300	6,381
Duskin Co. Ltd.	500	10,265
Dydo Drinco, Inc.	100	5,195
Eagle Industry Co. Ltd.	300	3,978
Earth Chemical Co. Ltd.	200	8,126
East Japan Railway	6,900	595,210
Ebara Corp.	1,200	34,093
EDION Corp.	1,000	9,371
The Ehime Bank Ltd.	300	3,533
The Eighteenth Bank Ltd.	2,000	5,962
Eiken Chemical Co. Ltd.	200	5,258
Eisai Co. Ltd.	5,200	297,259
Eizo Corp.	200	5,945
Elecom Co. Ltd.	200	3,349
Electric Power Development Co. Ltd.	3,200	73,530
Elematec Corp.	100	1,554
en-japan, Inc.	300	5,347
Enplas Corp.	100	2,935
EPS Holdings, Inc.	400	4,655
eRex Co. Ltd.	100	2,891
euglena Co. Ltd. (a) (b)	800	8,807
EXEDY Corp.	400	11,235
Ezaki Glico Co. Ltd.	600	28,112
F@N Communications, Inc.	700	4,431
FamilyMart UNY Holdings Co. Ltd.	1,700	112,942
Fancl Corp.	500	6,983
Fanuc Corp.	4,000	676,403
Fast Retailing Co., Ltd.	1,100	392,454
FCC Co. Ltd.	500	8,973
FFRI, Inc. (a)	100	3,424
Fields Corp.	200	2,319
Financial Products Group Co. Ltd.	900	7,786
Foster Electric Co. Ltd.	300	5,662
FP Corp.	300	13,746
France Bed Holdings Co. Ltd.	200	1,588
Frontier Real Estate Investment Corp.	27	115,384
Fudo Tetra Corp.	2,400	4,205
Fuji Co. Ltd.	300	6,234
Fuji Electric Co. Ltd.	13,000	67,257
Fuji Heavy Industries Ltd.	12,800	520,656

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Fuji Kyuko Co. Ltd.	1,000	$9,225
Fuji Machine Manufacturing Co. Ltd.	1,000	11,403
Fuji Oil Holdings, Inc.	800	15,701
Fuji Seal International, Inc.	600	12,791
Fuji Soft, Inc.	300	7,065
Fujibo Holdings, Inc.	100	2,837
Fujicco Co. Ltd.	300	6,189
FUJIFILM Holdings Corp.	9,200	348,585
Fujikura Ltd.	3,500	18,963
Fujimi, Inc.	300	5,605
Fujimori Kogyo Co. Ltd.	200	4,976
Fujita Kanko, Inc.	1,000	3,007
Fujitec Co. Ltd.	700	8,189
Fujitsu General Ltd.	1,000	21,167
Fujitsu LTD	40,000	221,571
Fujiya Co. Ltd. (a)	1,000	1,830
Fukuda Denshi Co. Ltd.	100	5,506
Fukui Computer Holdings, Inc.	100	2,487
Fukuoka Financial Group, Inc.	17,000	75,257
Fukuoka REIT Corp.	39	61,673
Fukushima Industries Corp.	200	5,753
Fukuyama Transporting Co. Ltd.	2,000	11,319
Funai Electric Co. Ltd.	200	1,572
Funai Soken Holdings, Inc.	400	6,277
Furukawa Co. Ltd.	4,000	7,271
Furukawa Electric Co. Ltd.	900	26,295
Fuso Chemical Co. Ltd.	200	4,289
Futaba Corp.	400	6,694
Futaba Industrial Co. Ltd.	800	4,665
Future Corp.	300	1,856
Fuyo General Lease Co. Ltd.	300	14,317
G-Tekt Corp.	200	3,870
Geo Holdings Corp.	400	4,655
Giken Ltd.	100	1,624
Global One Real Estate Investment Corp.	3	11,236
Glory Ltd.	800	25,208
GLP J-Reit	149	171,629
GMO internet, Inc.	900	11,450
GMO Payment Gateway, Inc. (b)	200	8,884
Godo Steel Ltd.	100	1,805
Goldcrest Co. Ltd.	200	3,593
Goldwin, Inc.	100	4,453
Gree, Inc.	1,500	7,907
GS Yuasa Corp.	5,000	20,747
GungHo Online Entertainment, Inc. (a) (b)	5,300	11,245
The Gunma Bank Ltd.	4,700	25,657
Gunze Ltd.	2,000	6,645
Gurunavi, Inc.	400	7,904
H2O Retailing Corp.	1,100	16,752
The Hachijuni Bank Ltd.	6,800	39,321
Hakuhodo DY Holdings, Inc.	5,200	63,913

	Number of Shares	Value
Halows Co. Ltd.	100	$2,047
Hamamatsu Photonics KK	2,900	76,072
Hankyu Hanshin Holdings, Inc.	5,300	169,769
Hankyu Reit, Inc.	8	10,004
Hanwa Co. Ltd.	2,000	13,063
Harmonic Drive Systems, Inc. (b)	400	9,899
Haseko Corp.	3,900	39,474
Hazama Ando Corp.	2,300	15,151
HEALIOS KK (a)	100	1,849
Hearts United Group Co. Ltd. (b)	200	2,882
Heiwa Corp.	800	18,302
Heiwa Real Estate Co. Ltd.	500	6,790
Heiwa Real Estate REIT, Inc. (b)	12	8,593
Heiwado Co. Ltd.	400	9,409
Hibiya Engineering Ltd.	300	4,247
Hiday Hidaka Corp.	200	4,765
Hikari Tsushin, Inc.	400	37,232
Hino Motors Ltd.	6,100	61,903
Hirata Corp.	100	5,659
Hirose Electric Co. Ltd.	600	74,197
The Hiroshima Bank Ltd.	9,000	41,892
HIS Co. Ltd. (b)	600	15,675
Hisaka Works Ltd.	300	2,255
Hisamitsu Pharmaceutical Co., Inc.	1,400	69,839
Hitachi Capital Corp.	700	17,176
Hitachi Chemical Co. Ltd.	1,800	44,918
Hitachi Construction Machinery Co. Ltd.	1,800	38,861
Hitachi High-Technologies Corp.	1,200	48,300
Hitachi Koki Co. Ltd.	800	10,057
Hitachi Kokusai Electric, Inc.	700	14,597
Hitachi Ltd.	101,000	544,191
Hitachi Maxell Ltd.	500	8,505
Hitachi Metals Ltd.	3,800	51,350
Hitachi Transport System Ltd.	600	12,157
Hitachi Zosen Corp.	2,300	12,007
Hogy Medical Co.	200	12,325
Hokkaido Electric Power Co., Inc.	2,500	19,502
The Hokkoku Bank Ltd.	3,000	10,652
The Hokuetsu Bank Ltd.	300	6,774
Hokuetsu Kishu Paper Co. Ltd.	1,700	9,607
Hokuhoku Financial Group, Inc.	1,600	27,525
Hokuriku Electric Power Co.	2,900	32,450
Hokuto Corp.	400	7,212
Honda Motor Co. Ltd.	33,900	986,936
Horiba Ltd.	500	23,091
Hoshino Resorts REIT, Inc.	2	10,427
Hoshizaki Corp.	1,100	86,956
Hosiden Corp.	800	6,456
House Foods Group, Inc.	800	16,557
Hoya Corp.	8,400	352,059
Hulic Co. Ltd.	23,900	211,996
Hulic Reit, Inc.	57	95,578
The Hyakugo Bank Ltd.	3,000	12,155

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Hyakujushi Bank Ltd.	3,000	$10,166
Ibiden Co. Ltd.	1,500	20,126
IBJ Leasing Co. Ltd.	400	8,924
Ichibanya Co. Ltd.	200	6,372
Ichigo Office REIT Investment (b)	17	11,051
Ichigo, Inc. (b)	3,000	11,090
Ichiyoshi Securities Co. Ltd.	600	4,594
Icom, Inc.	100	1,934
Idec Corp.	500	4,663
Idemitsu Kosan Co. Ltd.	1,500	39,762
IDOM, Inc. (b)	900	4,951
Ihara Chemical Industry Co. Ltd.	300	2,894
IHI Corp. (a)	31,000	80,376
Iida Group Holdings Co. Ltd.	3,500	66,261
Iino Kaiun Kaisha Ltd.	1,400	5,507
Inaba Denki Sangyo Co. Ltd.	300	10,309
Inabata & Co. Ltd.	700	7,697
Industrial & Infrastructure Fund Investment Corp.	19	90,434
Ines Corp.	400	4,161
Infocom Corp.	200	2,822
Infomart Corp.	1,200	7,007
Information Services International-Dentsu Ltd.	200	3,056
Inpex Corp.	18,800	187,693
Internet Initiative Japan, Inc.	400	6,029
Invesco Office J-Reit, Inc.	11	9,059
Invincible Investment Corp.	179	80,329
Iriso Electronics Co. Ltd.	100	5,716
Iseki & Co. Ltd.	2,000	3,840
Isetan Mitsukoshi Holdings Ltd.	7,300	78,489
Ishihara Sangyo Kaisha Ltd. (a)	500	3,898
Istyle, Inc.	400	2,836
Isuzu Motors Ltd.	11,600	146,441
Ito En Ltd.	700	23,243
ITOCHU Corp.	31,200	413,544
Itochu Enex Co. Ltd.	700	5,494
Itochu Techno-Solutions Corp.	700	18,181
Itochu-Shokuhin Co. Ltd.	100	3,735
Itoham Yonekyu Holdings, Inc. (a)	1,800	16,644
Itoki Corp.	600	3,785
Iwatani Corp.	2,000	10,625
The Iyo Bank Ltd.	3,400	23,392
Izumi Co. Ltd.	500	21,493
J Front Retailing Co. Ltd.	5,300	71,225
J Trust Co. Ltd.	1,000	10,099
J-Oil Mills, Inc.	100	3,404
JAC Recruitment Co. Ltd.	300	3,365
Jaccs Co. Ltd.	2,000	8,851
Jafco Co. Ltd.	500	16,355
Jamco Corp.	100	2,057
Japan Airlines Co. Ltd.	2,800	81,707
Japan Airport Terminal Co. Ltd. (b)	800	28,887

	Number of Shares	Value
Japan Aviation Electronics Industry Ltd.	1,000	$14,057
Japan Cash Machine Co. Ltd. (b)	200	2,554
Japan Communications, Inc. (a)	2,100	2,942
Japan Display, Inc. (a)	4,900	13,856
Japan Drilling Co. Ltd.	100	2,081
Japan Excellent, Inc.	70	88,834
Japan Exchange Group, Inc.	11,500	164,717
Japan Hotel REIT Investment Corp.	228	153,109
Japan Lifeline Co. Ltd.	400	7,940
Japan Logistics Fund, Inc.	52	109,500
Japan Material Co. Ltd.	200	3,088
Japan Petroleum Exploration Co.	400	8,869
Japan Post Bank Co. Ltd.	8,000	95,848
Japan Post Holdings Co. Ltd.	8,900	110,908
Japan Prime Realty Investment Corp.	56	220,609
Japan Pulp & Paper Co. Ltd.	1,000	3,145
Japan Radio Co. Ltd.	200	2,393
Japan Real Estate Investment Corp.	84	458,098
Japan Rental Housing Investments, Inc.	94	63,055
Japan Retail Fund Investment Corp.	171	346,335
Japan Securities Finance Co. Ltd.	1,400	7,609
The Japan Steel Works Ltd.	800	14,159
Japan Tissue Engineering Co. Ltd. (a)	300	3,707
Japan Tobacco, Inc.	22,900	752,343
The Japan Wool Textile Co. Ltd.	800	5,947
JCR Pharmaceuticals Co. Ltd.	200	4,849
Jeol Ltd.	1,000	4,354
JFE Holdings, Inc.	10,300	156,309
JGC Corp.	4,500	81,484
Jimoto Holdings, Inc.	2,600	4,397
Jin Co. Ltd. (b)	200	9,178
Joyful Honda Co. Ltd.	400	10,749
JSP Corp.	200	4,646
JSR Corp.	4,500	70,804
JTEKT Corp.	5,200	82,910
The Juroku Bank Ltd.	4,000	13,995
Justsystems Corp.	500	4,830
JVC Kenwood Corp.	2,100	5,721
JX Holdings, Inc.	46,400	195,662
K&O Energy Group, Inc.	200	3,146
K’s Holdings Corp.	1,100	19,236
kabu.com Securities Co. Ltd.	2,000	6,894
Kadokawa Dwango (a)	700	10,095
Kaga Electronics Co. Ltd.	200	3,232
Kagome Co. Ltd.	1,000	24,988
Kajima Corp.	18,000	124,263
Kakaku.com, Inc.	3,500	57,867
Kaken Pharmaceutical Co., Ltd.	400	21,179
Kameda Seika Co. Ltd.	200	9,127
Kamei Corp.	200	2,038
Kamigumi Co. Ltd.	4,000	38,058
Kanamoto Co. Ltd.	300	7,931
Kandenko Co. Ltd.	1,000	9,002

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Kaneka Corp.	5,000	$40,646
Kanematsu Corp.	6,000	10,093
Kanematsu Electronics Ltd.	100	2,140
The Kansai Electric Power Co., Inc. (a)	14,100	153,904
Kansai Paint Co. Ltd.	4,500	82,755
Kansai Super Market Ltd.	200	2,565
Kansai Urban Banking Corp.	400	4,981
Kanto Denka Kogyo Co. Ltd.	1,000	9,000
Kao Corp.	10,400	492,056
Kappa Create Co. Ltd.	400	4,471
Kasai Kogyo Co. Ltd.	300	3,551
Katakura Industries Co. Ltd.	400	4,670
Kato Sangyo Co. Ltd.	300	7,008
Kato Works Co. Ltd.	100	2,592
Kawasaki Heavy Industries Ltd.	29,000	90,522
Kawasaki Kisen Kaisha Ltd.	12,000	27,092
KDDI Corp.	38,100	961,945
Keihan Holdings Co, Ltd.	12,000	78,607
Keihin Corp.	600	10,488
Keikyu Corp.	10,000	115,741
Keio Corp.	12,000	98,521
Keisei Electric Railway Co. Ltd.	2,500	60,586
The Keiyo Bank Ltd.	3,000	13,566
Kenedix Office Investment Corp.	23	132,102
Kenedix Residential Investment Corp.	5	13,539
Kenedix Retail REIT Corp.	25	56,906
Kenedix, Inc. (b)	3,600	12,771
Kenko Mayonnaise Co. Ltd.	100	2,821
Kewpie Corp.	1,500	36,432
Key Coffee, Inc.	300	5,583
Keyence Corp.	1,000	685,179
Kikkoman Corp.	3,000	95,831
Kinden Corp.	1,800	22,386
Kintetsu Department Store Co. Ltd. (a)	1,000	2,970
Kintetsu Group Holdings Co. Ltd.	40,000	152,403
Kintetsu World Express, Inc.	500	6,917
Kirin Holdings Co. Ltd.	17,400	282,493
Kisoji Co. Ltd.	300	6,051
Kissei Pharmaceutical Co. Ltd.	400	9,953
Kitz Corp.	1,200	6,548
The Kiyo Bank Ltd.	900	14,377
KNT-CT Holdings Co. Ltd. (a)	2,000	2,479
Koa Corp.	500	4,745
Koatsu Gas Kogyo Co. Ltd.	300	1,926
Kobayashi Pharmaceutical Co. Ltd.	700	29,896
Kobe Bussan Co. Ltd.	100	3,506
Kobe Steel Ltd. (a)	6,700	63,605
Koei Tecmo Holdings Co. Ltd.	500	8,785
Kohnan Shoji Co. Ltd.	400	7,503
Koito Manufacturing Co. Ltd.	2,300	121,452
Kokuyo Co. Ltd.	1,200	13,791
Komatsu Ltd.	19,100	431,109
KOMEDA Holdings Co. Ltd.	400	6,231

	Number of Shares	Value
Komeri Co. Ltd.	400	$9,000
Komori Corp.	700	9,148
Konami Holdings Corp.	2,100	84,613
Konica Minolta Holding, Inc.	9,700	96,090
Konishi Co. Ltd.	400	4,301
Konoike Transport Co. Ltd.	400	5,251
Kose Corp.	700	58,070
Koshidaka Holdings Co. Ltd.	100	1,694
Kotobuki Spirits Co. Ltd.	300	7,155
Kubota Corp.	22,000	313,186
Kumagai Gumi Co. Ltd.	5,000	12,810
Kumiai Chemical Industry Co. Ltd.	600	3,648
Kura Corp.	100	4,201
Kurabo Industries Ltd.	3,000	5,854
Kuraray Co. Ltd.	7,100	106,244
Kureha Corp.	200	7,510
Kurita Water Industries Ltd.	1,700	37,344
Kuroda Electric Co. Ltd.	400	7,896
Kusuri no Aoki Holdings Co. Ltd.	200	8,898
KYB Corp.	3,000	14,518
Kyocera Corp.	6,700	332,314
Kyodo Printing Co. Ltd.	1,000	3,419
Kyoei Steel Ltd.	300	5,701
Kyokuto Kaihatsu Kogyo Co. Ltd.	400	5,366
Kyokuto Securities Co. Ltd.	300	4,427
KYORIN Holdings, Inc.	600	12,843
Kyoritsu Maintenance Co. Ltd.	200	11,609
Kyowa Exeo Corp.	1,200	17,236
Kyowa Hakko Kirin Co. Ltd.	5,400	74,278
Kyudenko Corp.	500	13,385
Kyushu Electric Power Co, Inc.	8,900	96,259
Kyushu Financial Group, Inc.	8,600	58,163
Laox Co. Ltd. (a)	400	2,446
LaSalle Logiport REIT	15	14,201
Lasertec Corp.	300	5,847
Lawson, Inc.	1,400	98,281
Leopalace21 Corp.	3,400	18,763
Life Corp.	200	5,630
LINE Corp. (a) (b)	1,000	34,100
Linical Co. Ltd.	200	2,151
Lintec Corp.	700	15,259
Lion Corp.	5,000	81,955
Lixil Group Corp.	5,200	117,840
M3, Inc.	3,800	95,650
Mabuchi Motor Co. Ltd.	900	46,739
Macnica Fuji Electronics Holdings, Inc.	500	6,573
Maeda Corp.	2,000	17,404
Maeda Kosen Co. Ltd.	200	2,185
Maeda Road Construction Co. Ltd.	1,000	16,700
Makino Milling Machine Co. Ltd.	1,000	7,801
Makita Corp.	2,200	147,169
Mandom Corp.	300	12,917
Mani, Inc. (b)	300	7,139

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Mars Engineering Corp.	100	$1,923
Marubeni Corp.	36,100	204,238
Marudai Food Co. Ltd.	1,000	4,215
Maruha Nichiro Corp.	600	16,163
Marui Group Co. Ltd.	5,000	72,844
Maruichi Steel Tube Ltd.	1,000	32,471
Marusan Securities Co. Ltd.	800	6,728
Maruwa Co. Ltd.	100	3,302
Maruzen Showa Unyu Co. Ltd.	1,000	3,896
Marvelous, Inc. (b)	400	2,645
Matsuda Sangyo Co. Ltd.	200	2,568
Matsui Securities Co. Ltd. (b)	1,400	12,082
Matsumotokiyoshi Holdings Co. Ltd.	500	24,560
Matsuya Co. Ltd.	400	3,495
Matsuya Foods Co. Ltd.	100	3,225
Mazda Motor Corp.	12,400	201,409
McDonald’s Holdings Co. Japan Ltd.	1,100	28,752
MCJ Co. Ltd.	500	4,906
MCUBS MidCity Investment Corp.	3	8,646
Mebuki Financial Group Inc.	21,700	80,185
Medipal Holdings Corp.	4,000	62,800
Megachips Corp.	200	4,420
Megmilk Snow Brand Co. Ltd.	600	16,515
Meidensha Corp.	3,000	10,295
MEIJI Holdings Co. Ltd.	2,300	180,430
Meiko Network Japan Co. Ltd.	300	2,779
Meitec Corp.	400	15,288
Melco Holdings, Inc.	200	5,435
Menicon Co. Ltd.	200	5,630
METAWATER Co. Ltd.	200	4,727
Micronics Japan Co. Ltd.	400	3,955
The Mie Bank Ltd.	100	1,988
Milbon Co. Ltd.	100	3,784
Mimasu Semiconductor Industry Co. Ltd.	200	2,817
The Minato Bank Ltd.	200	3,552
Minebea Co. Ltd.	7,600	70,993
Ministop Co. Ltd.	200	3,490
Miraca Holdings, Inc.	1,000	44,788
Mirait Holdings Corp.	800	7,215
Miroku Jyoho Service Co. Ltd.	300	4,602
Misawa Homes Co. Ltd. (b)	300	2,670
MISUMI Group, Inc.	5,900	96,829
Mitsuba Corp.	400	6,476
Mitsubishi Chemical Holding Corp.	29,500	190,099
Mitsubishi Corp.	31,400	667,226
Mitsubishi Electric Corp.	40,000	556,064
Mitsubishi Estate Co. Ltd.	82,000	1,625,454
Mitsubishi Gas Chemical Co., Inc.	4,300	73,218
Mitsubishi Heavy Industries Ltd.	68,000	308,909
Mitsubishi Logistics Corp.	2,000	28,226
Mitsubishi Materials Corp.	2,500	76,317
Mitsubishi Motors Corp.	15,400	87,546

	Number of Shares	Value
Mitsubishi Nichiyu Forklift Co. Ltd.	500	$3,617
Mitsubishi Paper Mills Ltd. (a)	300	1,925
Mitsubishi Pencil Co. Ltd.	200	10,505
Mitsubishi Research Institute, Inc.	100	2,812
Mitsubishi Shokuhin Co. Ltd.	200	5,935
Mitsubishi Steel Manufacturing Co. Ltd.	2,000	3,894
Mitsubishi Tanabe Pharma Corp.	4,600	90,106
Mitsubishi UFJ Financial Group, Inc.	264,800	1,627,981
Mitsubishi UFJ Lease & Finance Co. Ltd.	7,500	38,643
Mitsuboshi Belting Ltd.	1,000	8,496
Mitsui & Co. Ltd.	35,600	488,262
Mitsui Chemicals, Inc.	20,000	89,604
Mitsui Engineering & Shipbuilding Co. Ltd.	10,000	15,411
Mitsui Fudosan Co. Ltd.	63,000	1,453,748
Mitsui Fudosan Logistics Park, Inc. (a)	3	8,542
Mitsui High-Tec, Inc.	300	2,137
Mitsui Mining & Smelting Co. Ltd.	8,000	20,198
Mitsui OSK Lines Ltd.	27,000	74,577
Mitsui Sugar Co. Ltd.	200	4,284
Mitsui Sumitomo Insurance Group Holdings, Inc.	10,600	327,504
Mitsui-Soko Holdings Co. Ltd.	1,000	2,938
Mitsumi Electric Co. Ltd. (a)	1,100	6,020
Miura Co. Ltd.	1,200	18,202
Mixi, Inc.	800	29,141
The Miyazaki Bank Ltd.	2,000	6,163
Mizuho Financial Group, Inc.	505,300	904,629
Mizuno Corp.	1,000	4,850
Mochida Pharmaceutical Co. Ltd.	200	13,854
Modec, Inc.	300	4,787
Monex Group, Inc.	2,800	7,768
MonotaRO Co. Ltd. (b)	800	16,334
Mori Hills REIT Investment Corp. (b)	89	120,311
Mori Trust Sogo Reit, Inc.	60	94,755
Morinaga & Co. Ltd.	500	20,794
Morinaga Milk Industry Co. Ltd.	3,000	21,552
Morita Holdings Corp.	400	5,660
Morpho, Inc. (a)	100	4,551
MOS Food Services, Inc.	300	8,997
MTI Ltd.	400	2,480
Murata Manufacturing Co. Ltd.	4,000	532,669
Musashi Seimitsu Industry Co. Ltd.	300	7,768
The Musashino Bank Ltd.	400	11,479
Nabtesco Corp.	2,600	60,361
Nachi-Fujikoshi Corp.	2,000	8,648
Nagaileben Co. Ltd.	300	6,510
Nagase & Co. Ltd.	1,500	19,547
Nagoya Railroad Co. Ltd.	20,000	96,602
Nakanishi, Inc.	300	11,604
Nakayama Steel Works Ltd. (a)	300	1,852

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Namura Shipbuilding Co. Ltd.	700	$4,772
Nankai Electric Railway Co. Ltd.	7,000	35,420
NanoCarrier Co. Ltd. (a)	500	3,784
The Nanto Bank Ltd.	300	11,397
NEC Corp.	52,000	137,373
NEC Networks & System Integration Corp.	300	5,409
NET One Systems Co. Ltd.	1,200	7,671
Neturen Co. Ltd.	500	3,843
Nexon Co. Ltd.	3,000	43,356
Next Co. Ltd. (b)	700	4,726
NGK Insulators Ltd.	5,100	98,644
NGK Spark Plug Co., Ltd.	4,000	88,546
NH Foods Ltd.	3,000	80,994
NHK Spring Co. Ltd.	3,000	28,479
Nichi-iko Pharmaceutical Co. Ltd. (b)	600	8,569
Nichias Corp.	2,000	19,236
Nichicon Corp.	700	6,094
Nichiden Corp.	100	2,689
Nichiha Corp.	400	9,870
NichiiGakkan Co. Ltd.	500	3,600
Nichirei Corp.	1,700	35,176
Nidec Corp.	4,900	421,400
Nifco, Inc.	600	31,582
Nihon Chouzai Co. Ltd.	100	3,724
Nihon Kohden Corp.	1,000	22,068
Nihon M&A Center, Inc.	900	25,023
Nihon Nohyaku Co. Ltd.	700	3,840
Nihon Parkerizing Co. Ltd.	1,300	15,206
Nihon Unisys Ltd.	800	10,052
Nikkiso Co. Ltd.	800	7,588
Nikkon Holdings Co. Ltd.	800	16,637
Nikon Corp.	6,800	105,349
Nintendo Co. Ltd.	2,300	480,805
Nippo Corp.	1,000	18,638
Nippon Accommodations Fund, Inc.	27	118,101
Nippon Beet Sugar Manufacturing Co. Ltd.	100	1,978
Nippon Building Fund, Inc.	88	487,611
Nippon Ceramic Co. Ltd.	200	3,419
Nippon Denko Co. Ltd. (a)	1,400	2,869
Nippon Densetsu Kogyo Co. Ltd.	500	7,979
Nippon Electric Glass Co. Ltd.	11,000	59,347
Nippon Express Co. Ltd.	18,000	96,685
Nippon Flour Mills Co. Ltd.	800	11,095
Nippon Gas Co. Ltd.	500	14,310
Nippon Kanzai Co. Ltd.	300	4,651
Nippon Kayaku Co. Ltd.	2,000	24,582
Nippon Koei Co. Ltd.	200	4,425
Nippon Light Metal Holdings Co. Ltd.	7,300	15,368
Nippon Paint Holdings Co. Ltd.	3,300	89,437
Nippon Paper Industries Co. Ltd.	1,300	21,988
Nippon Parking Development Co. Ltd.	3,100	4,391

	Number of Shares	Value
Nippon Prologis REIT, Inc.	107	$218,754
NIPPON REIT Investment Corp.	5	12,182
The Nippon Road Co. Ltd.	1,000	3,896
Nippon Seiki Co. Ltd.	1,000	21,267
Nippon Sharyo Ltd. (a)	1,000	2,384
Nippon Sheet Glass Co. Ltd. (a)	1,200	8,715
Nippon Shinyaku Co. Ltd.	700	34,431
Nippon Shokubai Co. Ltd.	400	24,909
Nippon Signal Co. Ltd.	700	5,908
Nippon Soda Co. Ltd.	2,000	9,378
Nippon Steel & Sumikin Bussan Corp.	200	7,723
Nippon Steel & Sumitomo Metal Corp.	16,900	375,902
Nippon Suisan Kaisha Ltd.	3,700	17,778
Nippon Telegraph & Telephone Corp.	14,300	601,112
Nippon Thompson Co. Ltd.	800	3,362
Nippon Yusen KK	36,000	66,639
Nipro Corp.	1,900	20,745
Nishi-Nippon Financial Holdings, Inc. (a)	1,600	16,598
Nishi-Nippon Railroad Co. Ltd.	4,000	18,244
Nishimatsu Construction Co. Ltd.	3,000	14,512
Nishimatsuya Chain Co. Ltd.	600	7,194
Nishio Rent All Co. Ltd.	200	6,127
Nissan Chemical Industries Ltd.	2,600	86,675
Nissan Motor Co. Ltd.	49,600	497,612
Nissan Shatai Co. Ltd.	1,100	10,666
Nissha Printing Co. Ltd. (b)	400	9,593
The Nisshin Oillio Group Ltd.	2,000	9,179
Nisshin Seifun Group, Inc.	4,600	68,969
Nisshin Steel Co. Ltd.	1,200	14,786
Nisshinbo Holdings, Inc.	1,700	16,370
Nissin Corp.	1,000	3,092
Nissin Electric Co. Ltd.	700	7,708
Nissin Foods Holdings Co. Ltd.	1,300	68,217
Nissin Kogyo Co. Ltd.	500	7,893
Nitori Holdings Co. Ltd.	1,600	182,839
Nitta Corp.	300	8,138
Nittetsu Mining Co. Ltd.	100	4,724
Nitto Boseki Co. Ltd.	2,000	7,807
Nitto Denko Corp.	3,300	252,678
Nitto Kogyo Corp.	400	5,445
Nitto Kohki Co. Ltd.	100	2,217
Noevir Holdings Co. Ltd.	200	6,257
NOF Corp.	2,000	19,081
Nohmi Bosai Ltd.	300	4,416
Nojima Corp.	300	3,230
NOK Corp.	1,600	32,316
Nomura Co. Ltd.	500	7,224
Nomura Holdings, Inc.	75,800	446,809
Nomura Real Estate Holdings, Inc.	7,800	132,401
Nomura Real Estate Master Fund, Inc.	264	399,267
Nomura Research Institute Ltd.	2,860	86,939
Noritake Co. Ltd.	200	4,868

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Noritz Corp.	400	$6,738
North Pacific Bank Ltd.	4,100	16,859
NS Solutions Corp.	500	8,970
NS United Kaiun Kaisha Ltd.	1,000	1,707
NSD Co. Ltd.	400	6,277
NSK Ltd.	9,100	104,958
NTN Corp.	6,000	24,170
NTT Data Corp.	2,500	120,637
NTT DOCOMO, Inc.	28,800	654,934
NTT Urban Development Corp.	6,700	58,791
NuFlare Technology, Inc.	100	6,069
Obara Group, Inc.	200	8,906
Obayashi Corp.	12,700	121,028
OBIC Business Consultants Co. Ltd.	100	4,304
Obic Co. Ltd.	1,500	65,426
Odakyu Electric Railway Co. Ltd.	6,000	118,537
The Ogaki Kyoritsu Bank Ltd.	4,000	15,535
Ohsho Food Service Corp.	200	7,533
Oiles Corp.	300	5,389
The Oita Bank Ltd.	2,000	7,465
Oji Holdings Corp.	19,000	77,234
Okabe Co. Ltd.	600	4,927
Okamoto Industries, Inc.	1,000	9,211
Okamura Corp.	1,000	8,975
Okasan Securities Group, Inc.	2,000	12,316
Oki Electric Industry Co. Ltd.	1,100	15,423
The Okinawa Electric Power Co., Inc.	400	8,983
OKUMA Corp.	2,000	19,013
Okumura Corp.	2,000	11,235
Olympus Corp.	6,300	217,231
Omron Corp.	3,800	145,432
OncoTherapy Science, Inc. (a)	1,700	3,908
Ono Pharmaceutical Co. Ltd.	8,700	189,686
Onward Holdings Co. Ltd.	2,000	13,998
Open House Co. Ltd.	400	9,501
Optex Co. Ltd. (b)	200	4,358
Oracle Corp.	600	30,193
Orient Corp. (a)	5,900	10,726
Oriental Land Co. Ltd.	4,600	259,689
ORIX Corp.	27,600	427,594
Orix JREIT, Inc.	149	235,144
Osaka Gas Co. Ltd.	41,000	157,482
Osaka Soda Co. Ltd.	1,000	3,984
Osaka Steel Co. Ltd.	200	3,696
OSAKA Titanium Technologies Co. Ltd. (a)	300	4,156
Osaki Electric Co. Ltd.	1,000	10,398
OSG Corp.	1,000	19,619
OSJB Holdings Corp.	1,900	3,862
Otsuka Corp.	900	41,952
Otsuka Holdings Co. Ltd.	8,100	352,424
Outsourcing, Inc.	200	6,219
Oyo Corp.	200	2,398

	Number of Shares	Value
Pacific Industrial Co. Ltd.	600	$7,614
Pacific Metals Co. Ltd. (a)	2,000	6,353
The Pack Corp.	200	4,460
PAL GROUP Holdings Co. Ltd.	100	2,370
PALTAC CORPORATION	400	9,434
PanaHome Corp.	1,000	8,075
Panasonic Corp.	46,000	466,854
Paramount Bed Holdings Co. Ltd.	200	7,978
Parco Co. Ltd.	200	1,765
Park24 Co. Ltd.	2,200	59,610
PC Depot Corp. (b)	600	3,174
Penta-Ocean Construction Co. Ltd.	3,700	17,859
PeptiDream, Inc. (a) (b)	500	25,917
Pigeon Corp.	1,500	38,299
Pilot Corp.	400	16,484
Piolax, Inc.	100	6,633
Pioneer Corp. (a)	4,300	8,614
Plenus Co. Ltd.	300	5,851
Pola Orbis Holdings, Inc. (b)	400	32,984
Premier Investment Corp.	78	92,203
Press Kogyo Co. Ltd.	1,300	5,726
Pressance Corp.	400	4,960
Prestige International, Inc.	600	4,225
Prima Meat Packers Ltd.	2,000	7,116
Qol Co. Ltd.	200	2,379
Raito Kogyo Co. Ltd.	600	6,150
Rakuten, Inc. (a)	19,800	193,754
Recruit Holdings Co. Ltd.	7,700	308,346
Relia, Inc.	600	5,913
Relo Group, Inc.	100	14,280
Rengo Co. Ltd.	2,400	13,043
Resona Holdings, Inc.	47,800	246,015
Resorttrust, Inc.	1,100	20,274
Ricoh Co. Ltd.	13,200	111,370
Ricoh Leasing Co. Ltd.	200	6,159
Right On Co. Ltd. (b)	200	1,722
Riken Corp.	100	3,780
Riken Vitamin Co. Ltd.	100	4,040
Ringer Hut Co. Ltd.	300	5,804
Rinnai Corp.	800	64,445
Riso Kagaku Corp.	300	5,058
Rock Field Co. Ltd.	300	4,062
Rohm Co. Ltd.	1,900	109,039
Rohto Pharmaceutical Co. Ltd. (b)	1,300	20,344
Rokko Butter Co. Ltd.	200	4,308
Roland DG Corp.	200	5,219
Round One Corp.	900	6,225
Royal Holdings Co. Ltd.	400	6,391
Ryobi Ltd.	2,000	7,837
Ryohin Keikaku Co. Ltd.	500	97,767
Ryosan Co. Ltd.	400	12,060
Ryoyo Electro Corp.	300	3,759
S Foods, Inc.	200	5,187

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Sac’s Bar Holdings, Inc.	200	$2,025
Saizeriya Co. Ltd.	400	8,984
Sakai Chemical Industry Co. Ltd.	1,000	3,340
Sakai Moving Service Co. Ltd.	100	2,305
Sakata INX Corp.	600	7,407
Sakata Seed Corp.	400	11,290
San-A Co. Ltd.	200	9,665
San-Ai Oil Co. Ltd.	700	4,987
The San-In Godo Bank Ltd.	2,000	16,635
SanBio Co. Ltd. (a)	200	2,191
Sanden Holdings Corp.	2,000	6,356
Sangetsu Corp.	800	13,844
Sanken Electric Co. Ltd. (a)	2,000	8,702
Sanki Engineering Co. Ltd.	700	5,823
Sankyo Co. Ltd.	800	25,777
Sankyo Tateyama, Inc.	400	5,420
Sankyu, Inc.	4,000	24,114
Sanrio Co. Ltd. (b)	700	13,187
Santen Pharmaceutical Co. Ltd.	7,400	90,372
Sanwa Holdings Corp.	2,800	26,652
Sanyo Chemical Industries Ltd.	200	8,508
Sanyo Denki Co. Ltd.	1,000	6,975
Sanyo Special Steel Co. Ltd.	2,000	9,459
Sapporo Holdings Ltd.	900	23,147
Sato Holdings Corp.	300	5,998
Sawai Pharmaceutical Co. Ltd.	400	21,443
SBI Holdings, Inc.	5,100	64,728
SCREEN Holdings Co. Ltd.	500	30,928
SCSK Corp.	700	24,453
Secom Co. Ltd.	4,400	321,091
Sega Sammy Holdings, Inc.	4,500	66,818
Seibu Holdings, Inc.	3,100	55,477
Seikagaku Corp.	500	7,397
Seiko Epson Corp.	5,600	118,292
Seiko Holdings Corp. (b)	2,000	7,068
Seino Holdings Co. Ltd.	2,000	22,163
Seiren Co. Ltd.	700	8,556
Sekisui Chemical Co. Ltd.	8,100	128,911
Sekisui House Ltd.	13,100	217,577
Sekisui House Reit, Inc.	50	64,035
Sekisui House SI Residential Investment Corp.	66	73,473
Sekisui Jushi Corp.	400	6,306
Sekisui Plastics Co. Ltd.	300	2,086
Senko Co. Ltd.	1,400	9,436
Senshu Ikeda Holdings, Inc.	3,300	15,180
Senshukai Co. Ltd.	300	1,814
Septeni Holdings Co. Ltd. (b)	1,000	3,410
Seria Co. Ltd.	300	20,419
Seven & I Holdings Co. Ltd.	15,600	593,676
Seven Bank Ltd.	9,900	28,443
Sharp Corp. (a)	36,000	82,935
Shibuya Corp.	200	4,183

	Number of Shares	Value
The Shiga Bank Ltd.	3,000	$16,244
The Shikoku Bank Ltd.	2,000	4,866
Shikoku Electric Power Co., Inc. (a)	2,300	23,255
Shima Seiki Manufacturing Ltd.	300	10,129
Shimachu Co. Ltd.	600	15,963
Shimadzu Corp.	5,000	79,471
Shimamura Co. Ltd.	400	49,904
Shimano, Inc.	1,500	234,785
Shimizu Corp.	11,000	100,431
Shin-Etsu Chemical Co. Ltd.	8,000	616,564
Shin-Etsu Polymer Co. Ltd.	600	4,679
Shindengen Electric Manufacturing Co. Ltd.	1,000	3,711
Shinko Electric Industries Co. Ltd.	1,000	6,737
Shinko Plantech Co. Ltd.	600	4,350
Shinmaywa Industries Ltd.	1,000	8,962
Shinnihon Corp.	400	3,217
Shinsei Bank Ltd.	32,000	53,818
Shionogi & Co. Ltd.	6,200	295,834
Ship Healthcare Holdings, Inc.	600	15,384
Shiseido Co. Ltd.	8,100	204,625
The Shizuoka Bank Ltd.	11,000	92,147
Shizuoka Gas Co. Ltd.	800	5,624
SHO-BOND Holdings Co. Ltd. (b)	300	12,470
Shochiku Co. Ltd.	1,000	11,096
Showa Corp.	700	4,864
Showa Denko KK	1,800	25,715
Showa Sangyo Co. Ltd.	1,000	5,135
Showa Shell Sekiyu KK	3,100	28,799
Siix Corp.	200	6,745
Sinko Industries Ltd.	300	3,605
Sintokogio Ltd.	600	5,206
SKY Perfect JSAT Holdings, Inc.	2,100	9,649
Skylark Co. Ltd.	1,400	18,479
SMC Corp.	1,200	285,565
SMS Co. Ltd.	300	6,642
Sodick Co. Ltd.	700	5,773
SoftBank Group Corp.	20,000	1,320,347
Sogo Medical Co. Ltd.	100	3,662
Sohgo Security Services Co. Ltd.	1,600	61,367
Sojitz Corp.	16,900	40,965
Sompo Holdings, Inc.	7,500	253,254
Sony Corp.	26,300	730,905
Sony Financial Holdings, Inc.	4,200	65,100
Sosei Group Corp. (a)	200	22,966
Sotetsu Holdings, Inc.	5,000	24,611
Sparx Group Co. Ltd.	1,200	2,325
Square Enix Holdings Co. Ltd.	1,200	30,755
St Marc Holdings Co. Ltd.	200	6,076
Stanley Electric Co. Ltd.	3,200	87,225
Star Micronics Co. Ltd.	500	6,798
Start Today Co. Ltd.	4,200	72,059
Starts Corp., Inc.	400	6,758

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Starzen Co. Ltd.	100	$4,121
Stella Chemifa Corp.	100	2,654
Studio Alice Co. Ltd.	100	1,851
Sugi Holdings Co. Ltd.	500	23,693
Sumco Corp.	2,600	33,404
Sumitomo Bakelite Co. Ltd.	2,000	11,187
Sumitomo Chemical Co. Ltd.	31,000	146,670
Sumitomo Corp.	25,200	296,033
Sumitomo Dainippon Pharma Co. Ltd. (b)	3,700	63,532
Sumitomo Densetsu Co. Ltd.	200	2,194
Sumitomo Electric Industries Ltd.	16,200	232,609
Sumitomo Forestry Co. Ltd.	1,800	23,681
Sumitomo Heavy Industries Ltd.	13,000	83,487
Sumitomo Metal Mining Co. Ltd.	10,000	128,621
Sumitomo Mitsui Construction Co. Ltd.	11,600	12,190
Sumitomo Mitsui Financial Group, Inc.	27,900	1,057,691
Sumitomo Mitsui Trust Holdings, Inc.	7,000	248,711
Sumitomo Osaka Cement Co. Ltd.	5,000	18,801
Sumitomo Real Estate Sales Co. Ltd.	200	4,655
Sumitomo Realty & Development Co. Ltd.	27,000	715,459
Sumitomo Riko Co. Ltd.	500	4,900
Sumitomo Rubber Industries Ltd.	3,000	47,456
Sumitomo Seika Chemicals Co. Ltd.	100	3,911
The Sumitomo Warehouse Co. Ltd.	2,000	10,550
Sun Frontier Fudousan Co. Ltd.	300	2,639
Sundrug Co. Ltd.	800	55,278
Suntory Beverage & Food Ltd.	2,900	119,969
Suruga Bank Ltd.	3,700	82,372
Suzuken Co. Ltd.	1,900	61,975
Suzuki Motor Corp.	7,300	256,251
Sysmex Corp.	3,400	196,530
Systena Corp.	200	3,045
T&D Holdings, Inc.	12,800	168,552
T-Gaia Corp.	300	4,872
Tachi-S Co. Ltd.	400	6,693
Tadano Ltd.	1,400	17,569
Taiheiyo Cement Corp.	26,000	82,044
Taiho Kogyo Co. Ltd.	200	2,795
Taikisha Ltd.	300	7,284
Taisei Corp.	21,000	146,784
Taisho Pharmaceutical Holdings Co. Ltd.	800	66,267
Taiyo Holdings Co. Ltd.	200	7,754
Taiyo Nippon Sanso Corp.	2,200	25,397
Taiyo Yuden Co. Ltd.	1,500	17,931
Takamatsu Construction Group Co. Ltd.	200	4,245
Takara Bio, Inc.	700	9,383
Takara Holdings, Inc.	2,200	20,188

	Number of Shares	Value
Takara Leben Co. Ltd.	1,100	$6,399
Takara Standard Co. Ltd.	500	8,154
Takasago International Corp.	200	5,279
Takasago Thermal Engineering Co. Ltd.	600	7,706
Takashimaya Co. Ltd.	7,000	57,629
Takata Corp. (a) (b)	400	2,922
Takeda Pharmaceutical Co. Ltd.	14,700	607,114
Takeuchi Manufacturing Co. Ltd.	500	11,083
Takuma Co. Ltd.	1,000	8,538
Tamron Co. Ltd.	300	4,969
Tanseisha Co. Ltd.	500	3,423
Tatsuta Electric Wire and Cable Co. Ltd.	500	1,944
TDK Corp.	2,700	185,140
TechnoPro Holdings, Inc.	500	15,980
Teijin Ltd.	4,200	84,929
Teikoku Sen-I Co. Ltd.	300	3,919
Tekken Corp.	1,000	2,928
Temp Holdings Co. Ltd.	1,900	29,404
Tenma Corp.	200	3,437
Terumo Corp.	7,200	265,262
THK Co. Ltd.	2,900	63,918
TIS, Inc.	1,100	23,487
TKC Corp.	200	5,440
Toa Corp.	200	3,409
Toagosei Co. Ltd.	1,500	14,738
Tobu Railway Co. Ltd.	20,000	99,115
TOC Co. Ltd.	800	6,366
Tocalo Co. Ltd.	200	4,338
The Tochigi Bank Ltd.	1,000	4,896
Toda Corp.	3,000	15,802
Toei Animation Co. Ltd.	100	5,158
Toei Co. Ltd.	1,000	8,660
The Toho Bank Ltd.	2,000	7,461
Toho Co. Ltd.	2,400	67,826
Toho Gas Co. Ltd.	8,000	64,972
Toho Holdings Co. Ltd. (b)	700	13,944
Toho Titanium Co. Ltd.	500	3,350
Toho Zinc Co. Ltd.	2,000	7,735
Tohoku Electric Power Co., Inc.	9,000	113,562
Tokai Carbon Co. Ltd.	3,000	9,680
Tokai Corp.	100	3,403
TOKAI Holdings Corp. (b)	1,200	8,370
Tokai Rika Co. Ltd.	700	13,997
Tokai Tokyo Financial Holdings, Inc.	2,700	14,324
Token Corp.	100	7,071
Tokio Marine Holdings, Inc.	14,200	580,645
Tokushu Tokai Paper Co. Ltd.	100	3,377
Tokuyama Corp. (a)	5,000	18,943
Tokyo Broadcasting System Holdings, Inc.	500	7,937
Tokyo Dome Corp.	1,200	11,804
The Tokyo Electric Power Co Holdings, Inc. (a)	28,700	115,670

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Tokyo Electron Ltd.	3,300	$311,119
Tokyo Gas Co. Ltd.	43,000	194,111
Tokyo Ohka Kogyo Co. Ltd.	500	16,826
Tokyo Rope Manufacturing Co. Ltd.	200	3,353
Tokyo Seimitsu Co. Ltd.	500	14,786
Tokyo Steel Manufacturing Co. Ltd.	1,400	10,722
Tokyo Tatemono Co. Ltd.	14,700	196,147
Tokyo TY Financial Group, Inc.	300	10,421
Tokyotokeiba Co. Ltd.	2,000	4,579
Tokyu Construction Co. Ltd.	1,100	8,852
Tokyu Corp.	21,000	154,070
Tokyu Fudosan Holdings Corp.	12,200	71,872
Tokyu REIT, Inc.	55	69,683
TOMONY Holdings, Inc.	1,900	9,804
Tomy Co. Ltd.	900	9,540
TonenGeneral Sekiyu KK	7,000	73,666
Topcon Corp.	1,400	20,979
Toppan Forms Co. Ltd.	700	7,288
Toppan Printing Co. Ltd.	11,000	104,833
Topre Corp.	400	9,992
Topy Industries Ltd.	200	5,147
Toray Industries, Inc.	31,000	250,557
Toridoll.corp.	300	6,457
Torii Pharmaceutical Co. Ltd.	200	4,418
Tosei Corp.	500	3,738
Toshiba Corp. (a)	84,000	202,948
Toshiba Machine Co. Ltd.	1,000	3,993
Toshiba Plant Systems & Services Corp.	500	6,574
Toshiba TEC Corp. (a)	2,000	9,569
Tosho Co. Ltd.	100	4,595
Tosoh Corp.	8,000	56,474
Totetsu Kogyo Co. Ltd.	300	7,760
TOTO Ltd.	2,900	114,448
The Towa Bank Ltd.	5,000	4,741
Towa Pharmaceutical Co. Ltd.	100	3,917
Toyo Construction Co. Ltd.	1,000	3,502
Toyo Corp.	400	3,545
Toyo Engineering Corp.	2,000	5,330
Toyo Ink SC Holdings Co. Ltd.	2,000	9,134
Toyo Kanetsu KK	1,000	2,691
Toyo Kohan Co. Ltd.	600	1,895
Toyo Seikan Group Holdings Ltd.	2,900	54,005
Toyo Suisan Kaisha Ltd.	2,000	72,341
Toyo Tanso Co. Ltd.	100	1,601
Toyo Tire & Rubber Co. Ltd.	1,400	17,354
Toyobo Co. Ltd.	11,000	16,317
Toyoda Gosei Co. Ltd.	1,100	25,654
Toyota Boshoku Corp.	900	20,636
Toyota Industries Corp.	3,300	156,723
Toyota Motor Corp.	55,500	3,240,060
Toyota Tsusho Corp.	4,300	111,728
TPR Co. Ltd.	300	8,423

	Number of Shares	Value
Trancom Co. Ltd.	100	$4,887
Transcosmos, Inc.	400	9,329
Trend Micro, Inc. (a)	2,400	85,113
Trusco Nakayama Corp.	600	12,540
TS Tech Co. Ltd.	600	15,407
TSI Holdings Co. Ltd.	1,000	5,983
Tsubaki Nakashima Co. Ltd.	300	4,359
Tsubakimoto Chain Co.	2,000	16,213
Tsugami Corp.	1,000	5,726
Tsukishima Kikai Co. Ltd.	400	4,170
Tsukuba Bank Ltd.	1,200	3,553
Tsukui Corp.	700	4,736
Tsumura & Co.	800	22,000
Tsuruha Holdings, Inc.	800	75,718
Tsurumi Manufacturing Co. Ltd.	300	4,319
TV Asahi Holdings Corp.	300	5,914
UACJ Corp.	3,000	8,197
Ube Industries Ltd.	14,000	29,277
UKC Holdings Corp.	200	3,583
Ulvac, Inc.	600	18,328
Unicharm Corp.	8,700	190,007
Union Tool Co.	100	2,598
Unipres Corp.	500	9,928
United Arrows Ltd.	300	8,259
United Super Markets Holdings, Inc.	800	6,736
United Urban Investment Corp.	190	289,164
UNITED, Inc.	200	2,982
Unitika Ltd. (a)	8,000	5,719
Universal Entertainment Corp. (a)	300	8,652
Unizo Holdings Co. Ltd.	200	5,268
Usen Corp.	1,500	5,437
Ushio, Inc.	1,500	19,078
USS Co. Ltd.	4,800	76,309
V Technology Co. Ltd.	100	11,156
Valor Holdings Co. Ltd.	500	13,027
Vector, Inc.	400	4,003
Vital KSK Holdings, Inc.	600	5,074
VT Holdings Co. Ltd.	1,100	5,418
W-Scope Corp.	300	4,495
Wacoal Holdings Corp.	1,000	11,642
Wacom Co. Ltd. (b)	2,000	5,255
Wakita & Co. Ltd.	600	4,983
Warabeya Nichiyo Co. Ltd.	200	4,219
WATAMI Co. Ltd. (b)	300	2,831
Welcia Holdings Co. Ltd.	300	18,299
West Japan Railway Co.	3,600	220,606
Wowow, Inc.	72	2,153
Xebio Holdings Co. Ltd.	400	6,171
Yahagi Construction Co. Ltd.	400	3,692
Yahoo! Japan Corp.	28,400	108,987
Yakult Honsha Co. Ltd.	1,900	87,966
YAMABIKO Corp.	500	6,944
Yamada Denki Co. Ltd.	14,500	77,989

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Yamagata Bank Ltd.	2,000	$8,434
Yamaguchi Financial Group, Inc.	5,000	54,331
Yamaha Corp.	3,400	103,619
Yamaha Motor Co. Ltd. (b)	5,500	120,672
The Yamanashi Chuo Bank Ltd.	2,000	9,508
Yamato Holdings Co. Ltd.	6,900	139,875
Yamato Kogyo Co. Ltd.	600	16,641
Yamazaki Baking Co. Ltd.	2,900	55,971
Yamazen Corp.	900	7,502
Yaoko Co. Ltd.	300	11,925
Yaskawa Electric Corp.	5,300	82,210
Yellow Hat Ltd.	200	4,313
Yodogawa Steel Works Ltd.	300	7,824
Yokogawa Bridge Holdings Corp.	500	5,812
Yokogawa Electric Corp.	5,400	77,972
Yokohama Reito Co. Ltd.	700	6,134
The Yokohama Rubber Co. Ltd.	1,900	33,870
Yondoshi Holdings, Inc.	200	4,220
Yonex Co. Ltd.	200	9,296
Yorozu Corp.	200	2,872
Yoshinoya Holdings Co. Ltd.	900	12,329
Yuasa Trading Co. Ltd.	200	4,985
Yumeshin Holdings Co. Ltd.	600	4,040
Yusen Logistics Co. Ltd.	200	2,079
Yushin Precision Equipment Co. Ltd.	100	2,462
Zenkoku Hosho Co. Ltd.	600	19,254
Zenrin Co. Ltd.	300	5,448
Zensho Holdings Co. Ltd.	1,200	19,755
Zeon Corp.	2,000	19,695
ZERIA Pharmaceutical Co. Ltd.	400	6,162
ZIGExN Co. Ltd. (a)	200	1,610
Zojirushi Corp.	500	6,708

		76,571,153

Liberia — 0.1%
Royal Caribbean Cruises Ltd.	6,016	493,553

Luxembourg — 0.1%
ADO Properties SA (d)	1,750	58,897
Altisource Portfolio Solutions SA (a)	615	16,353
APERAM SA	637	29,118
ArcelorMittal (a)	37,308	275,061
B&M European Value Retail SA	9,391	32,126
BRAAS Monier Building Group SA	348	9,227
Eurofins Scientific SE	234	99,688
Globant SA (a)	1,239	41,321
Grand City Properties SA	6,342	115,183
Intelsat SA (a)	1,852	4,945
Millicom International Cellular SA	1,513	64,625
RTL Group (a)	901	66,039
SAF-Holland SA	648	9,316
Senvion SA (a)	283	3,632
SES SA	7,240	159,433
Subsea 7 SA (a)	3,555	44,937

	Number of Shares	Value
Tenaris SA	9,505	$169,430
Trinseo SA	1,365	80,945

		1,280,276

Malaysia — 0.1%
AirAsia Bhd	19,800	10,098
Alliance Financial Group Bhd	15,600	12,919
AMMB Holdings Bhd	23,900	22,937
Astro Malaysia Holdings Bhd	16,800	9,733
Axiata Group	32,600	34,237
Berjaya Sports Toto Bhd	7,300	4,817
British American Tobacco Malaysia	1,500	14,910
CIMB Group Holdings Bhd	38,000	38,184
Dialog Group BHD	45,400	15,560
DiGi.Com Bhd	42,600	45,879
Felda Global Ventures Holdings Bhd	13,700	4,722
Gamuda Bhd	21,800	23,209
Genting Bhd	28,900	51,480
Genting Malaysia Bhd	38,400	39,151
Genting Plantations Bhd	2,600	6,247
HAP Seng Consolidated Bhd	6,300	12,442
Hartalega Holdings Bhd	7,100	7,638
Hong Leong Bank Bhd	8,600	25,835
Hong Leong Financial Group Bhd	3,700	11,710
IHH Healthcare Bhd	42,300	59,877
IJM Corp. Bhd	36,500	26,032
IOI Corp.	28,300	27,678
IOI Properties Group Bhd	16,700	7,811
Kuala Lumpur Kepong Bhd	5,400	28,846
Lafarge Malaysia Bhd	3,700	5,919
Malayan Banking Bhd	43,700	79,798
Malaysia Airports Holdings Bhd	10,700	14,458
Maxis Bhd	23,200	30,894
MISC Bhd	15,000	24,588
Petronas Chemicals Group Bhd	31,100	48,375
Petronas Dagangan Bhd	2,800	14,849
Petronas Gas Bhd	8,700	41,293
PPB Group Bhd	6,400	22,623
Public Bank Bhd	33,900	148,945
RHB Bank Bhd	8,600	9,016
SapuraKencana Petroleum Bhd (a)	41,900	15,097
Sime Darby Bhd	30,695	55,405
Telekom Malaysia Bhd	12,100	16,045
Tenaga Nasional	42,100	130,236
UMW Holdings Bhd	5,000	5,093
Westports Holdings Bhd	15,100	14,449
YTL Corp. Bhd	57,500	19,854
YTL Power International Bhd	21,800	7,234

		1,246,123

Malta — 0.0%
Brait SE (a)	4,314	27,477
Catena Media PLC (a)	368	3,538
Kambi Group PLC (a)	339	4,975

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Unibet Group PLC	3,103	$29,098

		65,088

Mauritius — 0.0%
Golden Agri-Resources Ltd.	177,800	52,514

Mexico — 0.2%
Alfa SAB de CV	37,000	45,800
America Movil SAB de CV	409,536	257,224
Arca Continental SAB de CV	5,400	28,092
Cemex SAB de CV (a)	172,700	138,129
Coca-Cola Femsa SAB de CV	6,300	39,934
El Puerto de Liverpool SAB de CV	2,500	18,036
Fibra Uno Administracion SA de CV	32,700	49,974
Fomento Economico Mexicano SAB de CV	22,665	172,521
Gentera SAB de CV	13,300	21,391
Gruma SAB de CV	2,860	36,340
Grupo Aeroportuario del Pacifico SAB de CV	4,300	35,346
Grupo Aeroportuario del Sureste SAB de CV Class B	2,530	36,420
Grupo Bimbo SAB de CV	21,200	47,944
Grupo Carso SAB de CV	7,700	30,968
Grupo Financiero Banorte SAB de CV Class O	31,100	153,177
Grupo Financiero Inbursa SAB de CV Class O	30,000	45,471
Grupo Financiero Santander Mexico SAB de CV	23,500	33,794
Grupo Lala SAB de CV (b)	6,700	9,745
Grupo Mexico SAB de CV	47,500	128,983
Grupo Televisa SAB	30,500	127,211
Industrias Penoles SAB de CV	1,755	32,534
Infraestructura Energetica Nova SAB de CV	6,624	28,855
Kimberly-Clark de Mexico SAB de CV Class A (Mexico)	19,600	35,296
Mexichem SAB de CV	13,633	30,930
OHL Mexico SAB de CV	8,400	8,262
Promotora y Operadora de Infraestructura SAB de CV	3,320	27,707
Wal-Mart de Mexico SAB de CV	64,300	115,078

		1,735,162

Netherlands — 1.4%
Aalberts Industries NV	1,406	45,566
ABN AMRO Group NV (d)	5,986	132,590
Accell Group	339	7,815
Aegon NV	39,934	219,600
AerCap Holdings NV (a)	3,246	135,066
Airbus Group SE	12,104	798,847
Akzo Nobel NV	5,153	321,812
Altice NV Class A (a)	7,331	145,008
Altice NV Class B (a)	1,858	36,949

	Number of Shares	Value
AMG Advanced Metallurgical Group NV	347	$5,389
Arcadis NV	933	13,072
ASM International NV	640	28,688
ASML Holding NV	7,666	858,927
ASR Nederland NV (a)	748	17,794
Basic-Fit NV (a) (d)	386	6,512
BE Semiconductor Industries NV	458	15,251
BinckBank NV	912	5,277
Boskalis Westminster	2,073	71,886
Brunel International NV	331	5,353
Chicago Bridge & Iron Co. NV	3,681	116,872
Cimpress NV (a)	1,254	114,879
CNH Industrial NV	22,250	193,449
Corbion NV	768	20,542
COSMO Pharmaceuticals NV	90	14,964
Delta Lloyd NV	6,112	34,186
Eurocommercial Properties NV	2,740	105,489
Euronext NV (d)	795	32,789
EXOR NV	2,370	102,209
Ferrari NV	2,491	144,918
Fiat Chrysler Automobiles NV	18,406	167,186
Flow Traders (d)	376	12,946
Frank’s International NV (b)	1,323	16,286
Fugro NV (a)	813	12,442
Gemalto NV	1,637	94,515
Heineken Holding NV	1,995	138,725
Heineken NV	4,818	360,884
IMCD Group NV	676	28,778
ING Groep NV	80,635	1,134,770
Intertrust NV (d)	550	9,671
InterXion Holding NV (a)	1,000	35,070
Kendrion NV	183	5,152
Koninklijke Ahold Delhaize NV	26,495	557,661
Koninklijke BAM Groep NV	3,137	14,478
Koninklijke DSM NV	3,847	230,306
Koninklijke KPN NV	73,134	216,566
Koninklijke Philips Electronics NV	20,048	611,083
Koninklijke Vopak NV	1,572	74,158
LyondellBasell Industries NV Class A	6,688	573,697
Mobileye NV (a)	3,446	131,362
Mylan NV (a)	8,818	336,407
NN Group NV	6,296	213,200
NSI NV	8,628	32,534
NXP Semiconductor NV (a)	6,113	599,135
OCI NV (a)	1,037	18,090
Orthofix International NV (a)	842	30,464
Patheon NV (a)	1,155	33,160
Philips Lighting NV (a) (d)	625	15,390
PostNL NV (a)	5,671	24,494
QIAGEN NV (a)	4,512	126,586
QIAGEN NV (a)	8,058	225,785
Randstad Holding NV	2,448	132,590

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Refresco Group NV (d)	811	$12,315
RELX NV	20,826	350,075
Sapiens International Corp. NV	1,331	19,087
SBM Offshore NV	2,432	38,072
Schlumberger Ltd.	22,489	1,887,952
SIF Holding NV (a)	121	1,970
Steinhoff International Holdings NV	36,736	189,701
STMicroelectronics NV	13,235	150,058
TKH Group NV	555	21,956
TomTom NV (a)	1,409	12,670
Unilever NV	33,779	1,388,304
Vastned Retail NV	1,129	43,828
Wereldhave NV	2,458	110,526
Wessanen	1,035	14,472
Wolters Kluwer NV	6,381	230,761
Wright Medical Group NV (a)	5,180	119,036

		14,556,053

New Zealand — 0.1%
a2 Milk Co. Ltd. (a)	9,759	14,393
Air New Zealand Ltd.	7,607	11,585
Argosy Property Ltd.	11,624	8,142
Auckland International Airport Ltd.	19,796	85,783
Chorus Ltd.	5,553	15,296
Contact Energy Ltd.	17,424	56,272
Fisher & Paykel Healthcare Corp. Ltd.	7,587	44,779
Fletcher Building Ltd.	13,996	102,806
Freightways Ltd.	2,237	10,464
Genesis Energy Ltd.	7,023	10,225
Goodman Property Trust	14,111	11,954
Infratil Ltd.	7,799	14,911
Kiwi Property Group Ltd.	78,218	75,174
Mercury NZ Ltd.	11,559	23,683
Meridian Energy Ltd.	31,329	56,464
Metlifecare Ltd.	1,974	7,603
The New Zealand Refining Co. Ltd.	2,316	4,181
Precinct Properties New Zealand Ltd.	14,344	11,949
Ryman Healthcare Ltd.	6,334	35,736
SKY Network Television Ltd.	5,266	16,607
SKYCITY Entertainment Group Ltd.	8,626	23,565
Spark New Zealand Ltd.	37,600	88,901
Summerset Group Holdings Ltd.	2,739	8,909
Trade Me Group Ltd.	5,369	18,642
Xero Ltd. (a)	1,025	12,446
Z Energy Ltd.	4,888	24,674

		795,144

Norway — 0.2%
Akastor ASA (a) (b)	2,803	5,259
Aker ASA	348	13,016
Aker Solutions ASA (a)	2,076	9,934
Atea ASA	1,109	10,206
Austevoll Seafood ASA	1,252	12,139

	Number of Shares	Value
B2Holding ASA (a)	2,689	$4,759
Borregaard ASA	1,376	13,456
Det Norske Oljeselskap ASA	1,359	24,295
DNB ASA	20,798	309,303
DNO ASA (a) (b)	9,002	8,826
Entra ASA (d)	5,921	58,799
Europris ASA (d)	1,552	6,632
Gjensidige Forsikring ASA	4,444	70,511
Hexagon Composites ASA (a)	1,044	3,253
IDEX ASA (a)	5,175	4,189
Kongsberg Automotive ASA (a)	6,110	4,014
Leroy Seafood Group ASA	400	22,267
Marine Harvest ASA	7,675	138,401
Nordic Semiconductor ASA (a) (b)	1,704	6,927
Norsk Hydro ASA	27,417	130,878
Norway Royal Salmon ASA	192	4,597
Norwegian Air Shuttle ASA (a) (b)	387	12,864
Norwegian Property ASA	11,506	13,312
Ocean Yield ASA	738	5,556
Opera Software ASA	1,615	6,970
Orkla ASA	17,811	161,142
Petroleum Geo-Services ASA (a)	2,994	10,101
Protector Forsikring ASA	841	6,697
REC Silicon ASA (a) (b)	28,256	3,730
Salmar ASA	681	20,346
Scatec Solar ASA (d)	901	4,008
Schibsted ASA Class A	1,275	29,250
Schibsted ASA Class B	1,502	31,832
Selvaag Bolig ASA	468	2,167
Skandiabanken ASA (a) (d)	873	7,106
SpareBank 1 Nord Norge	1,409	8,526
SpareBank 1 SMN	1,720	12,894
StatoilHydro ASA	23,207	422,862
Storebrand ASA (a)	6,043	32,141
Telenor ASA	15,913	237,256
TGS Nopec Geophysical Co. ASA	1,394	30,915
Thin Film Electronics ASA (a) (b)	8,077	3,419
Wilh Wilhelmsen ASA	1,031	4,036
XXL ASA (d)	1,318	14,959
Yara International ASA	3,595	141,565

		2,085,315

Panama — 0.1%
Banco Latinoamericano de Comercio Exterior SA	1,460	42,982
Carnival Corp.	7,858	409,088
Copa Holdings SA Class A	1,099	99,822
McDermott International, Inc. (a)	11,746	86,803
Norstar Holdings, Inc.	183	2,824

		641,519

Papua New Guinea — 0.0%
Oil Search Ltd.	26,819	138,468

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Peru — 0.0%
Cia de Minas Buenaventura SA Sponsored ADR (Peru)	2,400	$27,072

Philippines — 0.1%
Aboitiz Equity Ventures, Inc.	24,530	34,937
Aboitiz Power Corp.	21,500	18,040
Alliance Global Group, Inc.	22,100	5,682
Ayala Corp.	3,060	45,013
Ayala Land, Inc.	90,300	58,058
Bank of the Philippine Islands	9,700	17,323
BDO Unibank, Inc.	20,490	46,157
DMCI Holdings, Inc.	58,900	15,697
Energy Development Corp.	138,700	14,373
Globe Telecom, Inc.	355	10,786
GT Capital Holdings, Inc.	1,010	25,798
International Container Terminal Services, Inc.	5,470	7,876
JG Summit Holdings, Inc.	35,750	48,598
Jollibee Foods Corp.	5,690	22,157
Megaworld Corp.	121,000	8,670
Metro Pacific Investments Corp.	170,100	22,749
Metropolitan Bank & Trust	6,840	10,000
PLDT, Inc.	1,190	32,690
Robinsons Land Corp.	17,600	9,195
Security Bank Corp.	1,220	4,656
SM Investments Corp.	3,040	39,985
SM Prime Holdings, Inc.	102,100	58,113
Universal Robina Corp.	10,680	35,070

		591,623

Poland — 0.1%
Alior Bank SA (a)	972	12,587
Bank Handlowy w Warszawie SA	351	6,407
Bank Millennium SA (a)	6,520	8,086
Bank Pekao SA	1,934	58,139
Bank Zachodni WBK SA	428	32,319
CCC SA	289	14,052
Cyfrowy Polsat SA (a)	2,061	12,116
Eurocash SA	822	7,728
Grupa Azoty SA	479	7,172
Grupa Lotos SA (a)	1,497	13,683
Jastrzebska Spolka Weglowa SA (a)	652	10,423
KGHM Polska Miedz SA	1,746	38,492
LPP SA	17	23,070
mBank SA (a)	159	12,737
Orange Polska SA	7,048	9,273
PGE Polska Grupa Energetyczna SA	10,753	26,826
Polski Koncern Naftowy ORLEN SA	4,009	81,668
Polskie Gornictwo Naftowe i Gazownictwo SA	22,852	30,727
Powszechna Kasa Oszczednosci Bank Polski SA (a)	10,771	72,430
Powszechny Zaklad Ubezpieczen SA	6,892	54,696

	Number of Shares	Value
Synthos SA	5,681	$6,186
Tauron Polska Energia SA (a)	11,291	7,690

		546,507

Portugal — 0.0%
Altri SGPS SA	1,128	4,587
Banco BPI SA (a)	5,029	5,987
Banco Comercial Portugues SA (a)	8,040	9,061
Corticeira Amorim SGPS SA	351	3,135
CTT-Correios de Portugal SA	1,975	13,395
EDP — Energias de Portugal SA	45,305	137,968
Galp Energia SGPS SA	10,724	159,413
Jeronimo Martins SGPS SA	5,439	84,368
Mota-Engil SGPS SA	1,283	2,170
The Navigator Co. SA	2,958	10,164
NOS SGPS SA	3,131	18,578
REN — Redes Energeticas Nacionais SGPS SA (b)	3,428	9,734
Semapa-Sociedade de Investimento e Gestao	377	5,321
Sonae SGPS SA	11,012	10,118

		473,999

Puerto Rico — 0.0%
EVERTEC, Inc.	3,341	59,303
First BanCorp (a)	5,764	38,100
OFG Bancorp	2,192	28,715
Popular, Inc.	3,615	158,409
Triple-S Management Corp. Class B (a)	1,145	23,702

		308,229

Qatar — 0.0%
Barwa Real Estate Co.	1,046	9,544
The Commercial Bank QSC	2,169	19,358
Doha Bank QSC	1,785	17,105
Ezdan Holding Group QSC	9,953	41,272
Industries Qatar QSC	1,812	58,441
Masraf Al Rayan QSC	4,802	49,559
Ooredoo QSC	1,018	28,459
Qatar Electricity & Water Co. QSC	379	23,632
Qatar Gas Transport Co. Ltd.	3,793	24,021
Qatar Insurance Co. SAQ	1,531	35,627
Qatar Islamic Bank SAQ	805	22,969
Qatar National Bank SAQ	2,629	117,609

		447,596

Republic of Korea — 0.7%
Amorepacific Corp.	400	106,354
AMOREPACIFIC Group	353	38,805
BGF retail Co. Ltd.	268	18,092
BNK Financial Group, Inc.	3,295	23,677
Celltrion, Inc. (a)	1,001	88,739
Cheil Worldwide, Inc.	1,036	13,493
CJ CheilJedang Corp.	98	28,951
CJ Corp.	185	28,589

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
CJ E&M Corp.	204	$11,979
CJ Korea Express Corp. (a)	99	14,663
Coway Co. Ltd.	662	48,350
Daelim Industrial Co. Ltd.	358	25,761
Daewoo Engineering & Construction Co. Ltd. (a)	1,341	5,624
DGB Financial Group, Inc.	1,819	14,697
Dongbu Insurance Co. Ltd.	615	31,797
Dongsuh Cos., Inc.	550	12,517
Doosan Heavy Industries & Construction Co. Ltd.	514	11,539
E-MART, Inc.	239	36,160
GS Engineering & Construction Corp. (a)	535	11,705
GS Holdings Corp.	648	28,921
GS Retail Co. Ltd.	388	15,266
Hana Financial Group, Inc.	3,645	94,095
Hankook Tire Co. Ltd.	914	43,859
Hanmi Pharm Co. Ltd.	68	17,152
Hanmi Science Co. Ltd.	125	6,310
Hanon Systems	2,470	21,038
Hanssem Co. Ltd.	139	22,755
Hanwha Chemical Corp.	1,346	27,444
Hanwha Corp.	613	17,766
Hanwha Life Insurance Co. Ltd.	3,070	16,577
Hanwha Techwin Co. Ltd.	459	16,476
Hotel Shilla Co. Ltd.	359	14,286
Hyosung Corp.	261	31,391
Hyundai Department Store Co. Ltd.	204	18,390
Hyundai Development Co-Engineering & Construction	708	26,294
Hyundai Engineering & Construction Co. Ltd.	886	31,166
Hyundai Glovis Co. Ltd.	233	29,738
Hyundai Heavy Industries Co. Ltd. (a)	513	61,580
Hyundai Marine & Fire Insurance Co. Ltd.	799	20,801
Hyundai Mobis	839	182,986
Hyundai Motor Co.	1,902	228,512
Hyundai Steel Co.	990	46,465
Hyundai Wia Corp.	175	10,555
Industrial Bank Of Korea	3,068	32,205
Kakao Corp.	327	20,789
Kangwon Land, Inc.	1,493	44,185
KB Financial Group, Inc.	4,893	172,884
KCC Corp.	74	22,018
KEPCO Plant Service & Engineering Co. Ltd.	327	14,658
Kia Motors Corp.	3,235	104,967
Korea Aerospace Industries Ltd.	782	43,264
Korea Electric Power Corp.	3,163	115,602
Korea Gas Corp.	298	11,936
Korea Investment Holdings Co. Ltd.	531	18,408

	Number of Shares	Value
Korea Zinc Co. ,Ltd.	107	$42,036
Korean Air Lines Co. Ltd. (a)	551	12,458
KT Corp.	29	706
KT&G Corp.	1,470	122,870
Kumho Petrochemical Co. Ltd.	197	13,344
LG Chem Ltd.	570	122,909
LG Corp.	1,178	58,470
LG Display Co. Ltd.	2,847	73,497
LG Electronics, Inc.	1,377	58,572
LG Household & Health Care Ltd.	116	82,191
LG Innotek Co. Ltd.	153	11,143
LG Uplus Corp.	2,710	25,676
Lotte Chemical Corp.	190	57,718
Lotte Chilsung Beverage Co. Ltd.	10	12,086
Lotte Confectionery Co. Ltd.	61	9,002
Lotte Shopping Co. Ltd.	139	25,451
Mirae Asset Daewoo Co. Ltd.	2,525	15,113
Mirae Asset Securities Co. Ltd. (c)	1,002	17,007
NAVER Corp.	346	221,603
NCSoft Corp.	217	44,369
NH Investment & Securities Co. Ltd.	1,969	15,715
OCI Co. Ltd. (a)	180	11,693
Orion Corp.	46	24,902
Ottogi Corp.	13	7,124
POSCO	859	181,582
Posco Daewoo Corp.	670	14,932
S-1 Corp.	255	18,495
S-Oil Corp.	563	39,270
Samsung Biologics Co. Ltd. (a)	204	25,504
Samsung C&T Corp.	932	96,205
Samsung Card Co. Ltd.	374	12,284
Samsung Electro-Mechanics Co. Ltd.	703	29,523
Samsung Electronics Co., Ltd.	1,224	1,808,531
Samsung Fire & Marine Insurance Co. Ltd.	409	90,863
Samsung Heavy Industries Co. Ltd. (a)	3,114	23,788
Samsung Life Insurance Co. Ltd.	863	80,282
Samsung SDI Co. Ltd.	673	60,480
Samsung SDS Co. Ltd.	428	49,361
Samsung Securities Co. Ltd.	753	19,743
Shinhan Financial Group Co. Ltd.	5,266	197,439
Shinsegae Co. Ltd.	79	11,507
SK Energy Co. Ltd.	803	96,838
SK Holdings Co. Ltd.	563	106,811
SK Hynix, Inc.	7,186	262,672
SK Networks Co. Ltd.	2,017	11,496
SK Telecom Co. Ltd.	262	48,744
Woori Bank	3,731	39,309
Yuhan Corp.	111	18,308

		6,631,853

Russia — 0.2%
Alrosa PJSC	32,300	51,001
Gazprom PJSC	146,042	367,435

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Inter RAO UES PJSC	386,428	$24,087
LUKOIL PJSC	5,222	292,596
Magnit PJSC	3,788	166,921
MMC Norilsk Nickel PJSC	686	113,126
Mobile TeleSystems PJSC	6,100	55,571
Moscow Exchange MICEX-RTS PJSC	17,780	36,229
NovaTek PJSC Sponsored GDR (Russia)	1,143	148,071
PhosAgro PJSC	1,045	15,915
Rosneft Oil Co. PJSC	14,770	96,885
Rostelecom PJSC	12,910	17,679
RusHydro PJSC	1,595,000	23,987
Sberbank	133,170	375,500
Severstal PJSC	2,640	40,341
Sistema PJSC FC	1,817	16,352
Surgutneftegas OJSC	93,200	47,021
Tatneft PJSC	17,390	120,986
VTB Bank PJSC	64,690,000	77,083

		2,086,786

Singapore — 0.6%
Accordia Golf Trust	10,700	4,650
Ascendas Hospitality Trust	10,500	5,112
Ascendas India Trust	10,800	7,552
Ascendas Real Estate Investment Trust	157,200	245,628
Ascott Residence Trust	14,100	10,999
Asian Pay Television Trust	19,700	5,086
Boustead Singapore Ltd.	2,600	1,444
Broadcom Ltd.	7,272	1,285,471
Bumitama Agri Ltd.	3,800	2,187
Cache Logistics Trust	12,200	6,812
Cambridge Industrial Trust	14,600	5,446
CapitaLand Commercial Trust	175,400	227,405
CapitaLand Commercial Trust	145,900	148,282
Capitaland Ltd.	170,800	354,787
CapitaLand Retail China Trust	7,900	7,482
CDL Hospitality Trusts	39,200	36,253
Chip Eng Seng Corp. Ltd.	4,500	1,957
City Developments Ltd.	37,700	214,743
ComfortDelGro Corp. Ltd.	44,100	74,913
Cosco Corp. Singapore Ltd. (a) (b) (c)	15,800	3,055
Croesus Retail Trust	11,200	6,461
CWT Ltd.	3,300	4,396
DBS Group Holdings, Ltd.	36,800	439,051
Ezion Holdings Ltd. (a)	24,400	6,458
Far East Hospitality Trust	11,900	4,931
First Real Estate Investment Trust	7,200	6,282
First Resources Ltd.	7,600	9,958
Fortune Real Estate Investment Trust	62,000	71,156
Frasers Centrepoint Trust	7,600	9,976
Frasers Commercial Trust	9,000	7,811
Frasers Logistics & Industrial Trust	13,400	8,548
Genting Singapore PLC	132,000	82,040

	Number of Shares	Value
Global Logistic Properties Ltd.	57,400	$86,957
Hutchison Port Holdings Trust	130,200	56,619
Hyflux Ltd.	5,900	2,097
Indofood Agri Resources Ltd.	5,800	2,096
Japfa Ltd.	3,100	1,936
Jardine Cycle & Carriage Ltd.	2,200	62,273
Kenon Holdings Ltd. (a)	204	2,403
Keppel Corp. Ltd.	28,400	112,850
Keppel DC REIT	10,319	8,430
Keppel REIT	113,800	80,036
Lippo Malls Indonesia Retail Trust	25,400	6,477
M1 Ltd.	5,300	7,159
Manulife US Real Estate Investment Trust (a)	7,700	6,348
Mapletree Commercial Trust	113,900	109,562
Mapletree Greater China Commercial Trust	24,300	15,900
Mapletree Industrial Trust	77,000	87,387
Mapletree Logistics Trust	89,600	62,927
Midas Holdings Ltd.	14,300	2,122
OUE Hospitality Trust	14,000	6,380
OUE Ltd.	2,800	3,392
Oversea-Chinese Banking Corp. Ltd.	64,700	396,999
Parkway Life Real Estate Investment Trust	5,000	8,145
QAF Ltd.	2,100	2,014
Raffles Medical Group Ltd.	11,900	11,738
RHT Health Trust	8,900	5,623
Riverstone Holdings Ltd.	1,900	1,153
Sabana Shari’ah Compliant Industrial Real Estate Investment Trust	10,000	2,615
SATS Ltd.	14,400	48,110
SembCorp Industries Ltd.	16,000	31,386
SembCorp Marine Ltd.	11,500	10,936
Sheng Siong Group Ltd.	7,500	4,889
SIIC Environment Holdings Ltd. (a)	12,600	5,066
Singapore Airlines Ltd.	11,500	76,596
Singapore Exchange Ltd.	16,300	80,553
Singapore Post Ltd. (b)	20,900	21,112
Singapore Press Holdings Ltd.	32,600	79,281
Singapore Technologies Engineering Ltd.	33,000	73,253
Singapore Telecommunications Ltd.	164,600	413,083
Soilbuild Business Space REIT	10,800	4,769
SPH REIT	10,500	6,876
Starhill Global REIT	19,900	10,145
StarHub Ltd.	9,700	18,761
Suntec Real Estate Investment Trust	168,300	190,835
Super Group Ltd.	6,900	6,088
United Engineers Ltd.	6,900	12,196
United Overseas Bank Ltd.	27,100	380,316
UOL Group Ltd.	34,900	143,763
Venture Corp. Ltd.	3,600	24,532

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
WaVe Life Sciences Ltd. (a)	447	$11,689
Wilmar International Ltd.	39,200	96,720
Wing Tai Holdings Ltd.	6,200	6,799
Yangzijiang Shipbuilding Holdings Ltd.	36,300	20,312
Yanlord Land Group Ltd.	8,000	7,289
Ying Li International Real Estate Ltd. (a)	18,100	1,858
Yoma Strategic Holdings Ltd. (b)	15,600	6,286

		6,251,469

South Africa — 0.3%
Anglo Platinum Ltd. (a)	769	14,734
AngloGold Ashanti Ltd. (a)	5,017	53,759
Aspen Pharmacare Holdings Ltd.	4,624	95,416
Barclays Africa Group Ltd.	5,177	63,161
Bid Corp. Ltd.	4,121	73,179
Bidvest Group Ltd.	3,942	51,781
Capitec Bank Holdings Ltd.	525	26,588
Coronation Fund Managers Ltd.	3,265	16,678
Discovery Ltd.	4,358	36,310
Exxaro Resources Ltd.	2,080	13,485
FirstRand Ltd.	41,463	159,447
Fortress Income Fund Ltd.	10,238	12,406
Fortress Income Fund Ltd.	8,182	19,161
The Foschini Group Ltd.	2,723	31,348
Gold Fields Ltd.	10,116	30,835
Growthpoint Properties Ltd.	25,658	48,565
Hyprop Investments Ltd.	3,065	26,082
Impala Platinum Holdings Ltd. (a)	7,883	24,360
Imperial Holdings Ltd.	2,040	26,951
Investec Ltd.	3,337	22,043
Liberty Holdings Ltd.	1,232	9,908
Life Healthcare Group Holdings Ltd.	12,447	29,426
Massmart Holdings Ltd.	1,168	10,712
MMI Holdings Ltd.	13,713	23,414
Mondi Ltd.	1,531	31,105
Mr Price Group Ltd.	3,060	35,385
MTN Group Ltd.	20,379	186,144
Naspers Ltd.	5,405	787,537
Nedbank Group Ltd.	2,429	41,834
Netcare Ltd.	11,951	27,680
Pick n Pay Stores Ltd.	4,879	22,624
Pioneer Foods Group Ltd.	1,375	15,410
PSG Group Ltd.	1,288	20,525
Rand Merchant Investment Holdings Ltd.	8,722	25,292
Redefine Properties Ltd.	53,672	43,926
Remgro Ltd.	6,498	105,595
Resilient REIT Ltd.	3,646	30,368
RMB Holdings Ltd.	8,862	42,898
Sanlam Ltd.	17,234	78,850
Sappi Ltd. (a)	6,747	44,028
Sasol Ltd.	6,831	197,003

	Number of Shares	Value
Shoprite Holdings Ltd.	5,293	$66,047
Sibanye Gold Ltd.	9,694	17,378
The SPAR Group Ltd.	2,330	33,637
Standard Bank Group Ltd.	15,948	176,439
Telkom SA SOC Ltd.	2,834	15,260
Tiger Brands Ltd.	1,976	57,182
Truworths International Ltd.	5,707	32,936
Tsogo Sun Holdings Ltd.	5,963	11,941
Vodacom Group Ltd.	4,692	51,927
Woolworths Holdings Ltd.	12,808	65,869

		3,184,569

Spain — 0.9%
Abengoa SA (a) (b)	11,608	2,296
Abertis Infraestructuras SA	13,853	193,821
Acciona SA	386	28,406
Acerinox SA	2,261	29,981
ACS Actividades de Construccion y Servicios SA	3,956	124,713
Aena SA (d)	1,455	198,509
Almirall SA	834	12,951
Amadeus IT Group SA Class A	9,139	415,178
Applus Services SA	1,780	18,045
Atresmedia Corp. de Medios de Comunicacion SA	1,229	13,433
Axiare Patrimonio SOCIMI SA	3,698	53,781
Banco Bilbao Vizcaya Argentaria SA	136,711	922,296
Banco de Sabadell SA	104,472	145,424
Banco Popular Espanol SA (b)	71,503	69,057
Banco Santander SA	303,269	1,583,135
Bankia SA	101,846	104,049
Bankinter SA	14,130	109,431
Bolsas y Mercados Espanoles SHMSF SA	1,011	29,784
CaixaBank SA	72,460	239,366
Cellnex Telecom SAU (d)	2,119	30,433
Cia de Distribucion Integral Logista Holdings SA	541	12,524
CIE Automotive SA	576	11,223
Codere SA (a)	12,275	9,794
Construcciones y Auxiliar de Ferrocarriles SA	260	10,479
Corp. Financiera Alba SA	200	9,024
Distribuidora Internacional de Alimentacion SA	13,670	67,103
Ebro Foods SA	934	19,563
Enagas SA	4,503	114,279
Ence Energia y Celulosa SA	2,009	5,291
Endesa SA	6,311	133,631
Euskaltel SA (a) (d)	1,334	11,819
Faes Farma SA	3,485	12,323
Ferrovial SA	9,565	171,065
Fomento de Construcciones y Contratas SA (a)	1,018	8,090

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Gamesa Corp Tecnologica SA	3,128	$63,421
Gas Natural SDG SA	6,886	129,722
Global Dominion Access SA (a) (d)	784	2,582
Grifols SA	5,940	118,022
Grupo Catalana Occidente SA	567	18,561
Hispania Activos Inmobiliarios SOCIMI SA	5,598	65,897
Iberdrola SA	113,051	741,333
Indra Sistemas SA (a)	1,447	15,851
Industria de Diseno Textil SA	22,646	772,806
Inmobiliaria Colonial SA	14,603	101,271
International Consolidated Airlines Group SA	17,751	95,787
Lar Espana Real Estate Socimi SA	5,372	39,747
Liberbank SA (a)	5,687	5,893
Mapfre SA	19,438	59,315
Mediaset Espana Comunicacion SA	2,717	31,881
Melia Hotels International SA	766	8,931
Merlin Properties Socimi SA	19,868	216,453
Miquel y Costas & Miquel SA	278	7,241
NH Hotel Group SA (a)	2,629	10,633
Obrascon Huarte Lain SA	1,611	5,584
Papeles y Cartones de Europa SA	697	3,848
Pharma Mar SA (a)	2,440	6,947
Promotora de Informaciones SA (a)	759	4,188
Prosegur Cia de Seguridad SA	3,733	23,302
Realia Business SA (a)	3,638	3,293
Realia Business SA (a)	1,454	1,316
Red Electrica Corp. SA	9,378	176,835
Repsol YPF SA	23,276	327,388
Sacyr SA (a)	4,639	10,803
Saeta Yield SA	746	6,376
Talgo SA (a) (d)	1,341	6,374
Tecnicas Reunidas SA	457	18,697
Telefonica SA	96,454	894,419
Telepizza Group SA (a) (d)	1,187	5,641
Tubacex SA	1,699	4,875
Viscofan SA	568	28,005
Zardoya Otis SA	3,140	26,534

		8,980,069

Sweden — 0.9%
AAK AB	398	26,150
AcadeMedia AB (a) (d)	399	2,185
AF AB	819	15,009
Alfa Laval AB	6,207	102,537
Alimak Group AB (d)	408	5,785
Assa Abloy AB Class B	20,796	385,766
Atlas Copco AB	13,891	422,252
Atlas Copco AB Class B	8,390	228,355
Attendo AB (d)	1,407	12,143
Avanza Bank Holding AB	323	13,076
Axfood AB	1,491	23,412
B&B Tools AB	343	7,190

	Number of Shares	Value
Betsson AB	1,564	$15,073
Bilia AB	562	12,919
BillerudKorsnas AB	2,371	39,764
BioGaia AB	207	6,815
Boliden AB	5,537	144,245
Bonava AB (a)	1,315	20,353
Bravida Holding AB (d)	2,129	12,888
Bure Equity AB	621	7,054
Byggmax Group AB	818	5,649
Camurus AB (a)	236	3,004
Capio AB (d)	982	5,177
Castellum AB	15,870	217,499
Clas Ohlson AB	513	7,545
Cloetta AB	3,094	9,745
Collector AB (a)	273	3,086
Com Hem Holding AB	1,822	17,373
Concentric AB	564	7,029
D Carnegie & Co. AB (a)	2,783	33,316
Dios Fastigheter AB	2,746	18,096
Dometic Group AB (a) (d)	3,195	23,460
Duni AB	498	6,824
Dustin Group AB (d)	641	4,498
Elanders AB	195	2,274
Electrolux AB Series B	4,902	121,710
Elekta AB (b)	5,079	44,871
Eltel AB (d)	669	4,587
Evolution Gaming Group AB (d)	266	7,568
Fabege AB	8,206	133,930
Fastighets AB Balder (a)	5,783	116,675
Fingerprint Cards AB (a)	4,496	31,011
Getinge AB Class B	4,407	70,589
Granges AB	1,040	9,813
Gunnebo AB	493	2,089
Haldex AB	562	7,186
Hemfosa Fastigheter AB	6,199	57,744
Hennes & Mauritz AB Class B	19,789	549,339
Hexagon AB Class B	5,531	197,242
Hexpol AB	3,327	30,758
Hoist Finance AB (d)	821	7,627
Holmen AB	662	23,711
Hufvudstaden AB	6,635	104,629
Humana AB (a)	279	2,197
Husqvarna AB Class B	9,478	73,594
ICA Gruppen AB	1,363	41,514
Industrivarden AB Class C	3,929	73,222
Indutrade AB	1,298	26,019
Intrum Justitia AB	991	33,431
Investment AB Oresund	421	7,032
Investor AB Class B	9,638	360,170
Inwido AB	803	8,327
ITAB Shop Concept AB	501	4,466
JM AB	1,019	29,426
KappAhl AB	859	4,761

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Kinnevik AB Class B	4,772	$114,330
Klovern AB	35,329	36,973
Kungsleden AB	9,439	59,733
L E Lundbergforetagen AB Class B	836	51,244
Lifco AB	571	14,587
Lindab International AB	941	7,532
Loomis AB	976	29,016
Lundin Petroleum AB (a)	4,336	93,995
Magnolia Bostad AB	206	2,175
Mekonomen AB	332	6,245
Modern Times Group MTG AB Class B	722	21,389
Mycronic AB	853	9,157
NCC AB	1,266	31,314
NetEnt AB	2,374	18,290
New Wave Group AB	685	4,153
Nibe Industrier AB	5,424	42,734
Nobia AB	1,431	13,325
Nobina AB (d)	1,214	6,761
Nolato AB	284	8,191
Nordax Group AB (d)	832	4,725
Nordea Bank AB	63,386	704,688
Nordnet AB	1,135	4,645
Pandox AB	3,210	49,797
Peab AB	2,491	19,765
Probi AB	84	4,383
Ratos AB	2,600	12,307
RaySearch Laboratories AB	281	5,690
Recipharm AB	505	6,705
Resurs Holding AB (a) (d)	1,050	6,761
Rezidor Hotel Group AB	1,255	4,888
Saab AB	868	32,385
Sandvik AB	22,724	280,529
SAS AB (a)	1,704	2,605
Scandi Standard AB	631	3,946
Scandic Hotels Group AB (a) (d)	817	6,858
Securitas AB Class B	6,460	101,597
Skandinaviska Enskilda Banken AB Class A	32,325	338,978
Skanska AB	6,726	158,522
SKF AB Class B	7,935	145,651
SkiStar AB	320	5,344
SSAB AB (a)	2,932	11,088
SSAB AB (a)	7,404	23,337
Starbreeze AB (a) (b)	2,235	4,734
Svenska Cellulosa AB Class B	12,707	358,303
Svenska Handelsbanken AB	31,680	440,168
Sweco AB	967	19,120
Swedbank AB Class A	18,935	457,645
Swedish Match AB	3,791	120,442
Swedish Orphan Biovitrum AB (a) (b)	2,005	23,468
Tele2 AB	8,644	69,289
Telefonaktiebolaget LM Ericsson Class B	64,088	373,607

	Number of Shares	Value
TeliaSonera AB	51,954	$209,007
Tethys Oil AB	487	4,197
Thule Group AB (d)	1,251	19,563
Tobii AB (a)	771	5,773
Tobii AB (a) (c)	77	577
Trelleborg AB	3,414	67,072
Vitrolife AB	175	7,431
Volvo AB Class B	32,215	375,374
Wallenstam AB	11,550	89,777
Wihlborgs Fastigheter AB	3,992	74,143

		9,278,812

Switzerland — 2.5%
ABB Ltd.	39,345	828,266
Actelion Ltd.	2,004	433,160
Adecco Group AG	3,268	213,366
Allied World Assurance Co Holdings AG	3,088	165,856
Allreal Holding AG	631	93,730
APG SGA SA	20	8,779
Arbonia AG (a)	523	8,406
Aryzta AG	1,946	85,686
Ascom Holding AG	487	7,652
Autoneum Holding AG	38	9,971
Baloise Holding AG	1,014	127,507
Banque Cantonale Vaudoise	40	25,333
Barry Callebaut AG	52	63,640
Basilea Pharmaceutica AG (a) (b)	166	11,915
Bell AG	19	8,183
BKW AG	196	9,480
Bobst Group SA	117	8,134
Bossard Holding AG	83	11,685
Bucher Industries AG	91	22,410
Burckhardt Compression Holding AG	40	10,518
Burkhalter Holding AG	55	7,410
Cembra Money Bank AG	394	28,712
Chocoladefabriken Lindt & Spruengli AG	20	103,587
Chocoladefabriken Lindt & Spruengli AG	2	121,478
Chubb Ltd.	8,918	1,178,246
Cie Financiere Richemont SA	10,825	716,743
Clariant AG	4,183	72,088
Coca-Cola HBC AG	3,963	86,380
Comet Holding AG	10	9,869
Conzzeta AG	21	14,847
Credit Suisse Group	41,292	589,609
Daetwyler Holding AG	114	15,492
dormakaba Holding AG	43	31,970
Dufry AG (a)	945	117,831
EDAG Engineering Group AG	101	1,657
EFG International AG	965	5,837
Emmi AG	29	17,560
EMS-Chemie Holding AG Registered	175	88,917

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Feintool International Holding AG	22	$2,359
Flughafen Zuerich AG	281	52,136
Forbo Holding AG	15	19,345
Galenica AG Registered	83	93,454
GAM Holding Ltd.	2,206	25,550
Garmin Ltd. (b)	3,935	190,808
Geberit AG Registered	791	316,552
Georg Fischer AG	58	47,492
Givaudan SA Registered	191	349,918
Gurit Holding AG	5	3,977
Helvetia Holding AG	92	49,565
Huber + Suhner AG	194	10,765
Implenia AG	212	15,663
Inficon Holding AG	23	8,291
Intershop Holding AG	14	6,888
Investis Holding SA (a)	39	2,183
Julius Baer Group Ltd.	4,849	215,284
Kardex AG	88	8,212
Komax Holding AG	48	11,856
Kudelski SA	517	8,959
Kuehne & Nagel International AG	1,087	143,504
LafargeHolcim Ltd.	9,446	496,204
Leonteq AG	119	3,972
Logitech International SA	2,098	52,339
Lonza Group AG Registered	1,152	199,162
Meyer Burger Technology AG (a) (b)	7,537	4,959
Mobilezone Holding AG	354	5,041
Mobimo Holding AG	392	98,055
Molecular Partners AG (a)	165	4,015
Myriad Group AG (a)	1,306	3,098
Nestle SA	64,866	4,652,585
Novartis AG	46,629	3,391,731
OC Oerlikon Corp. AG	2,787	27,363
Oriflame Holding AG	558	16,845
Orior AG	79	5,799
Panalpina Welttransport Holding AG	147	18,364
Pargesa Holding SA	594	38,681
Partners Group Holding AG (b)	380	177,842
PSP Swiss Property AG	2,442	211,003
Rieter Holding AG	44	7,649
Roche Holding AG	14,669	3,342,379
Santhera Pharmaceutical Holding AG (a)	73	3,795
Schindler Holding AG	861	151,616
Schindler Holding AG	451	78,780
Schmolz + Bickenbach AG (a)	6,344	4,232
Schweiter Technologies AG	14	15,801
SFS Group AG	233	19,011
SGS SA	116	235,570
Siegfried Holding AG	51	10,663
Sika AG	46	220,961
Sonova Holding AG	1,061	128,371
St Galler Kantonalbank AG	36	14,001

	Number of Shares	Value
Straumann Holding AG	139	$54,192
Sulzer AG	185	19,051
Sunrise Communications Group AG (d)	455	29,944
The Swatch Group AG	673	209,256
The Swatch Group AG Registered	865	52,867
Swiss Life Holding AG	644	182,212
Swiss Prime Site AG	4,510	369,085
Swiss Re AG	6,756	640,070
Swisscom AG	518	231,607
Swissquote Group Holding SA	132	3,092
Syngenta AG	1,927	761,516
Tecan Group AG	142	22,117
Temenos Group AG	819	57,034
Transocean Ltd. (a)	12,185	179,607
U-Blox AG	89	16,709
UBS Group AG	76,193	1,192,796
Valiant Holding AG	219	21,809
Valora Holding AG	40	11,362
VAT Group AG (a) (d)	211	17,566
Vontobel Holding AG	308	16,163
VZ Holding AG	38	11,401
Ypsomed Holding AG	43	7,811
Zehnder Group AG (a)	144	4,547
Zurich Insurance Group AG	3,137	861,613

		25,557,985

Taiwan — 0.6%
Acer, Inc.	42,000	16,966
Advanced Semiconductor Engineering, Inc.	81,000	82,416
Advantech Co. Ltd.	3,898	30,583
Asia Cement Corp.	30,000	24,447
Asia Pacific Telecom Co. Ltd. (a)	23,000	7,381
Asustek Computer	9,000	73,560
AU Optronics Corp.	106,000	38,461
Catcher Technology Co. Ltd.	8,000	54,952
Cathay Financial Holding Co. Ltd.	100,754	150,864
Chang Hwa Commercial Bank Ltd.	63,000	33,530
Cheng Shin Rubber Industry Co. Ltd.	24,000	45,121
Chicony Electronics Co. Ltd.	8,000	18,528
China Airlines Ltd.	28,000	8,063
China Development Financial Holding Corp.	165,000	41,140
China Life Insurance Co. Ltd.	43,000	42,623
China Steel Corp.	147,000	111,964
Chunghwa Telecom Co. Ltd.	48,000	151,432
Compal Electronics, Inc.	55,000	31,320
CTBC Financial Holding Co. Ltd.	217,000	118,540
Delta Electronics, Inc.	24,036	117,805
E.Sun Financial Holding Co. Ltd.	98,000	55,824
Eclat Textile Co. Ltd.	2,000	20,781
Eva Airways Corp.	22,000	9,941

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Evergreen Marine Corp. Taiwan Ltd. (a)	19,000	$6,524
Far Eastern New Century Corp.	41,000	30,705
Far EasTone Telecommunications Co. Ltd.	19,000	42,712
Feng TAY Enterprise Co. Ltd.	4,000	14,869
First Financial Holding Co. Ltd.	121,000	64,479
Formosa Chemicals & Fibre Corp.	41,000	122,053
Formosa Petrochemical Corp.	15,000	51,917
Formosa Plastics Corp.	52,000	143,483
Formosa Taffeta Co. Ltd.	8,000	7,317
Foxconn Technology Co. Ltd.	12,000	31,475
Fubon Financial Holding Co. Ltd.	82,071	130,020
Giant Manufacturing Co. Ltd.	3,000	17,000
Highwealth Construction Corp.	9,000	12,644
Hiwin Technologies Corp.	2,000	9,134
Hon Hai Precision Industry Co. Ltd.	191,016	494,827
Hotai Motor Co. Ltd.	3,032	34,617
HTC Corp. (a)	9,000	21,881
Hua Nan Financial Holdings Co. Ltd.	93,000	46,803
Innolux Corp.	110,000	39,389
Inventec Corp.	33,000	22,474
Largan Precision Co. Ltd.	1,241	144,417
Lite On Technology Corp.	27,000	40,348
MediaTek, Inc.	18,000	120,065
Mega Financial Holding Co. Ltd.	135,000	96,299
Merida Industry Co. Ltd.	2,000	8,901
Micro-Star International Co. Ltd.	8,339	18,868
Nan Ya Plastics Corp.	59,000	129,993
Nanya Technology Corp.	7,000	10,378
Nien Made Enterprise Co. Ltd.	2,000	20,496
Novatek Microelectronics Corp.	7,000	23,033
OBI Pharma, Inc. (a)	1,371	12,068
Pegatron Corp.	24,000	56,620
Phison Electronics Corp.	1,826	14,407
Pou Chen Corp.	29,000	35,986
Powertech Technology, Inc.	9,000	24,198
President Chain Store Corp.	7,000	50,072
Quanta Computer, Inc.	34,000	63,262
Realtek Semiconductor Corp.	6,000	18,867
Ruentex Development Co. Ltd. (a)	9,000	10,246
Ruentex Industries Ltd.	6,000	9,959
Shin Kong Financial Holding Co. Ltd. (a)	106,000	25,979
Siliconware Precision Industries Co. Ltd.	26,000	38,553
SinoPac Financial Holdings Co. Ltd.	128,000	36,000
Standard Foods Corp.	6,000	14,225
Synnex Technology International Corp.	19,000	19,075
TaiMed Biologics, Inc. (a)	1,985	10,197
Taishin Financial Holding Co. Ltd.	108,000	39,443
Taiwan Business Bank	58,000	14,646
Taiwan Cement Corp.	40,000	43,395
Taiwan Cooperative Financial Holding Co. Ltd.	97,000	42,214

	Number of Shares	Value
Taiwan Fertilizer Co. Ltd.	11,000	$13,682
Taiwan Mobile Co. Ltd.	21,000	67,692
Taiwan Semiconductor Manufacturing Co. Ltd.	303,934	1,702,042
Teco Electric and Machinery Co. Ltd.	25,000	21,557
Transcend Information, Inc.	2,000	5,269
Uni-President Enterprises Corp.	61,000	100,702
United Microelectronics Corp.	146,000	51,488
Vanguard International Semiconductor Corp.	12,000	20,806
Wistron Corp.	33,000	25,389
WPG Holdings Ltd.	19,000	22,305
Yuanta Financial Holding Co. Ltd.	125,000	46,391
Yulon Motor Co. Ltd.	9,000	7,474

		5,907,572

Thailand — 0.1%
Advanced Info Service PCL	12,200	49,929
Airports of Thailand PCL	5,000	55,467
Bangkok Bank PCL	2,500	11,101
Bangkok Dusit Medical Services PCL	41,700	26,844
Bangkok Expressway & Metro PCL	74,000	15,315
Banpu PCL	16,700	8,906
BEC World PCL	10,500	4,861
Berli Jucker PCL	14,600	20,382
BTS Group Holdings PCL	62,900	14,972
Bumrungrad Hospital PCL	3,800	19,165
Central Pattana PCL	14,500	22,892
Charoen Pokphand Foods PCL	29,200	23,945
CP ALL PCL	61,100	106,475
Delta Electronics Thailand PCL	5,400	12,235
Electricity Generating PCL	1,400	7,768
Energy Absolute PCL	12,000	9,930
Glow Energy PCL	5,500	12,132
Home Product Center PCL	42,400	12,034
Indorama Ventures PCL	15,500	14,411
IRPC PCL	107,700	14,401
Kasikornbank PCL Sponsored ADR (Thailand)	21,700	107,141
KCE Electronics PCL	3,500	11,908
Krung Thai Bank PCL	37,600	18,523
Minor International PCL	23,200	23,162
PTT Exploration & Production PCL	16,700	44,823
PTT Global Chemical PCL	24,800	43,453
PTT PCL	12,200	126,403
Robinson Department Store PCL	5,400	9,537
The Siam Cement PCL	5,000	69,135
The Siam Commercial Bank PCL	21,700	92,030
Thai Oil PCL	8,800	17,709
Thai Union Group PCL	20,500	12,035
TMB Bank PCL	141,300	8,265
True Corp. PCL	107,700	21,412

		1,068,701

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Turkey — 0.1%
Akbank TAS	27,113	$60,068
Anadolu Efes Biracilik Ve Malt Sanayii AS	2,554	12,763
Arcelik AS	2,915	17,511
BIM Birlesik Magazalar AS	2,619	36,364
Coca-Cola Icecek AS	940	8,816
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	23,416	19,860
Eregli Demir ve Celik Fabrikalari TAS	17,254	25,084
Ford Otomotiv Sanayi AS	865	7,495
Haci Omer Sabanci Holding AS	11,316	29,371
Koc Holding AS	7,813	30,550
Petkim Petrokimya Holding AS	8,319	8,715
TAV Havalimanlari Holding AS	2,015	8,014
Tofas Turk Otomobil Fabrikasi AS	1,541	10,762
Tupras-Turkiye Petrol Rafinerileri AS	1,543	30,938
Turk Hava Yollari AO (a)	6,803	9,663
Turk Telekomunikasyon AS	6,470	9,677
Turkcell Iletisim Hizmetleri AS (a)	10,845	29,967
Turkiye Garanti Bankasi AS	28,469	61,546
Turkiye Halk Bankasi AS	7,703	20,410
Turkiye Is Bankasi	19,410	28,522
Turkiye Sise ve Cam Fabrikalari AS	8,843	9,596
Turkiye Vakiflar Bankasi TAO	9,243	11,409
Ulker Biskuvi Sanayi AS	1,897	8,690
Yapi ve Kredi Bankasi AS (a)	10,715	10,427

		506,218

United Arab Emirates — 0.0%
Abu Dhabi Commercial Bank PJSC	23,664	44,374
Aldar Properties PJSC	42,805	30,651
DP World Ltd.	2,031	35,563
Dubai Islamic Bank PJSC	16,212	24,586
DXB Entertainments PJSC (a)	39,481	13,974
Emaar Malls PJSC	20,997	14,949
Emaar Properties PJSC	43,078	83,409
Emirates Telecommunications Group Co. PJSC	21,228	108,544
First Gulf Bank PJSC	11,815	41,336
National Bank of Abu Dhabi PJSC	9,013	24,496

		421,882

United Kingdom — 5.5%
3i Group PLC	21,342	185,398
888 Holdings PLC	2,203	5,916
AA PLC	8,162	27,841
Abcam PLC	2,458	23,218
Aberdeen Asset Management PLC	20,188	64,159
Acacia Mining PLC	2,219	10,079
Admiral Group PLC	4,307	96,580
Advanced Medical Solutions Group PLC	2,837	7,748
Aggreko PLC	3,625	40,955
Aldermore Group PLC (a)	2,774	8,047

	Number of Shares	Value
Allied Minds PLC (a)	2,481	$14,367
Amdocs Ltd.	5,323	310,065
AMEC PLC	5,259	30,322
Amerisur Resources PLC (a)	12,959	4,268
Anglo American PLC (a)	29,354	411,711
Antofagasta PLC	8,788	72,356
AO World PLC (a)	2,865	6,399
Aon PLC	5,069	565,346
ARRIS International PLC (a)	6,659	200,636
Arrow Global Group PLC	2,126	7,790
Ashmore Group PLC	5,181	18,078
Ashtead Group PLC	10,841	210,029
ASOS PLC (a)	768	46,742
Associated British Foods PLC	7,570	255,839
Assura PLC	107,486	75,835
AstraZeneca PLC	26,227	1,422,376
Atlantica Yield PLC	2,803	54,238
Atlassian Corp. PLC Class A (a)	921	22,178
Auto Trader Group PLC (d)	20,637	103,910
Aveva Group PLC	864	19,911
Aviva PLC	84,099	501,828
Babcock International Group PLC	5,651	66,296
BAE Systems PLC	65,499	475,665
Balfour Beatty PLC	9,282	30,654
Barclays PLC	350,863	963,810
Barratt Developments PLC	20,093	114,311
BBA Aviation PLC	14,643	50,963
Beazley PLC	7,026	33,508
Bellway PLC	1,692	51,483
Berendsen PLC	2,405	25,691
Berkeley Group Holdings PLC	2,803	96,888
BGEO Group PLC	530	19,526
BHP Billiton PLC	43,674	690,532
Big Yellow Group PLC	8,623	73,184
Bodycote PLC	2,600	20,610
boohoo.com plc (a)	8,927	14,740
Booker Group PLC	23,775	51,293
Bovis Homes Group PLC	1,814	18,303
BP PLC	391,737	2,434,055
Brewin Dolphin Holdings PLC	3,813	14,354
British American Tobacco PLC	38,682	2,196,322
The British Land Co. PLC	70,138	543,468
Britvic PLC	3,413	23,832
BT Group PLC	174,890	791,962
BTG PLC (a)	5,166	37,468
Bunzl PLC	7,216	186,733
Burberry Group PLC	9,750	179,719
Cairn Energy PLC (a)	7,837	22,709
Cape PLC	1,752	3,150
Capita PLC	14,591	95,525
Capital & Counties Properties PLC	44,924	164,158
Capital & Regional PLC	22,615	15,316
Card Factory PLC	4,135	12,887

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Cardtronics PLC Class A (a)	2,272	$123,983
Carillion PLC	5,880	17,017
Carnival PLC	3,786	191,815
Centamin PLC	14,753	24,906
Centrica PLC	115,191	331,873
Chemring Group PLC (a)	3,950	8,263
Chesnara PLC	1,764	7,932
Cineworld Group PLC	2,538	17,630
Clinigen Healthcare Ltd. (a)	1,255	10,949
Close Brothers Group PLC	2,005	35,581
CMC Markets PLC (d)	1,589	2,133
Cobham PLC	37,805	76,184
Coca-Cola European Partners PLC	4,306	135,865
Compass Group PLC	34,201	630,404
Conviviality PLC	2,445	6,478
Costain Group PLC	1,227	5,322
Countrywide PLC	2,072	4,496
Crest Nicholson Holdings plc	3,422	19,001
Croda International PLC	2,673	104,860
CVS Group PLC	771	10,448
CYBG PLC (a)	11,857	40,940
Daejan Holdings PLC	225	17,135
Daily Mail & General Trust PLC	3,635	34,849
Dairy Crest Group PLC	1,923	14,684
Dart Group PLC	1,317	8,022
De La Rue PLC	1,399	10,576
Debenhams PLC	16,008	11,293
Delphi Automotive PLC	9,747	656,460
Derwent London PLC	6,166	210,396
Diageo PLC	52,218	1,350,937
Dialight PLC (a)	348	3,384
Dialog Semiconductor PLC (a)	1,049	44,237
Dignity PLC	638	19,404
Diploma PLC	1,542	19,739
Direct Line Insurance Group PLC	27,227	123,481
Dixons Carphone PLC	20,714	90,304
Domino’s Pizza Group PLC	6,668	29,557
Drax Group PLC	5,519	25,667
DS Smith PLC	13,291	66,671
Dunelm Group PLC	1,359	13,464
easyJet PLC	2,795	34,570
Electrocomponents PLC	5,906	34,674
Elementis PLC	6,329	21,582
EMIS Group PLC	810	9,629
Empiric Student Property PLC	32,055	41,846
EnQuest PLC (a)	14,883	7,662
Ensco PLC Class A	10,644	103,460
Enterprise Inns PLC (a)	7,151	10,706
Equiniti Group PLC (d)	4,481	10,778
Eros International PLC (a)	1,475	19,249
Essentra PLC	3,538	20,037
esure Group PLC	3,920	9,726
Evraz PLC (a)	4,787	12,997

	Number of Shares	Value
F&C UK Real Estate Investment Ltd.	10,185	$12,423
Faroe Petroleum PLC (a)	4,450	5,653
Fenner PLC	2,683	7,788
Ferrexpo PLC (a)	2,702	4,446
Ferroglobe PLC	3,141	34,017
Fevertree Drinks PLC	1,164	16,302
Firstgroup PLC (a)	16,235	20,684
Forterra PLC (d)	1,419	3,046
Foxtons Group PLC	3,581	4,497
Fresnillo PLC	4,628	68,728
G4S PLC	32,708	94,655
Galliford Try PLC	1,114	17,704
Genus PLC	825	18,247
GKN PLC	33,836	137,837
GlaxoSmithKline PLC	101,065	1,930,055
Glencore PLC (a)	253,135	850,811
Go-Ahead Group PLC	580	15,922
Gocompare.Com Group PLC (a)	3,920	3,430
Grainger PLC	26,078	76,413
Great Portland Estates PLC	20,879	171,707
Greene King PLC	4,385	37,688
Greggs PLC	1,365	16,300
GVC Holdings PLC (a)	3,693	29,208
Halfords Group PLC	2,725	12,266
Halma PLC	5,421	59,749
Hammerson PLC	53,802	379,070
Hansteen Holdings PLC	46,617	65,158
Hargreaves Lansdown PLC	5,583	83,339
Hastings Group Holdings Ltd. (d)	1,748	5,321
Hays PLC	18,329	33,642
Helical PLC	5,906	21,453
Henderson Group PLC	15,218	44,018
Hikma Pharmaceuticals PLC	3,142	72,882
Hochschild Mining PLC	3,414	8,893
HomeServe PLC	3,533	26,810
Hostelworld Group Plc (d)	1,317	3,633
Howden Joinery Group PLC	8,740	41,125
HSBC Holdings PLC	414,688	3,353,013
Hunting PLC	1,736	13,382
Hurricane Energy PLC (a)	8,970	5,494
Ibstock PLC (d)	2,740	6,288
IG Group Holdings PLC	5,162	31,380
Imagination Technologies Group PLC (a)	3,555	11,000
IMI PLC	5,987	76,349
Imperial Brands PLC	19,872	864,466
Inchcape PLC	5,460	47,040
Indivior PLC	9,677	35,266
Informa PLC	11,526	96,527
Inmarsat PLC	9,768	90,103
InterContinental Hotels Group PLC	4,127	184,174
Intermediate Capital Group PLC	3,689	31,714
International Game Technology PLC	3,322	84,777

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
International Personal Finance PLC	3,027	$6,395
International Seaways, Inc. (a)	656	9,210
Interserve PLC	1,978	8,328
Intertek Group PLC	3,170	135,247
Intu Properties PLC	62,520	217,181
Investec PLC	13,677	90,430
iomart Group PLC	1,196	4,491
ITE Group PLC	3,635	6,896
ITV PLC	79,283	200,966
IWG PLC	8,813	26,718
J D Wetherspoon PLC	1,094	11,964
J Sainsbury PLC	33,740	103,376
JD Sports Fashion PLC	4,525	17,704
Jimmy Choo PLC (a)	1,188	2,050
John Laing Group PLC (d)	4,984	16,640
John Menzies PLC	1,228	9,007
John Wood Group PLC	5,145	55,397
Johnson Matthey PLC	4,243	165,792
JRP Group PLC	6,282	11,567
Jupiter Fund Management PLC	5,801	31,611
Just Eat PLC (a)	6,353	45,636
Kainos Group PLC	919	2,315
KAZ Minerals PLC (a)	3,334	14,632
KCOM Group PLC	7,173	8,377
Keller Group PLC	977	10,113
Kennedy Wilson Europe Real Estate PLC	4,733	55,914
Kier Group PLC	1,339	22,590
Kingfisher PLC	48,600	209,290
Ladbrokes Coral Group PLC	14,632	20,841
Laird PLC	3,655	6,870
Land Securities Group PLC	53,881	711,772
Legal & General Group PLC	123,841	377,192
Lloyds Banking Group PLC	1,332,852	1,025,005
London Stock Exchange Group PLC	6,681	240,043
LondonMetric Property PLC	34,644	66,174
Lonmin PLC (a)	3,873	6,738
Lookers PLC	4,314	6,225
Majestic Wine PLC	908	3,521
Man Group PLC	22,802	33,186
Marks & Spencer Group PLC	32,266	138,926
Marshalls PLC	2,923	10,521
Marston’s PLC	7,953	13,319
Mediclinic International PLC	7,881	74,477
MedicX Fund Ltd.	17,598	19,455
Meggitt PLC	16,387	92,540
Melrose Industries PLC	25,967	63,229
Merlin Entertainments PLC (d)	15,395	85,066
Metro Bank PLC (a)	853	30,837
Michael Kors Holdings Ltd. (a)	5,830	250,573
Micro Focus International PLC	3,171	85,068
Mitchells & Butlers PLC	2,831	8,747
Mitie Group PLC	4,961	13,714

	Number of Shares	Value
Mondi PLC	7,207	$147,271
Moneysupermarket.com Group PLC	7,409	26,827
Morgan Advanced Materials PLC	3,891	13,654
N Brown Group PLC	2,162	5,906
National Express Group PLC	5,804	25,273
National Grid PLC	77,819	910,119
New Europe Property Investments PLC	3,092	35,799
NewRiver REIT PLC	14,152	59,680
NEX Group PLC	11,460	65,600
Next PLC	2,772	169,654
Nielsen Holdings PLC	12,840	538,638
Noble Corp. PLC (b)	8,535	50,527
Northgate PLC	1,824	11,102
Nostrum Oil & Gas PLC (a)	1,209	5,729
Novocure Ltd. (a)	2,544	19,970
Ocado Group PLC (a) (b)	6,766	22,007
Old Mutual PLC	104,271	264,519
OM Asset Management PLC	1,960	28,420
On the Beach Group PLC (a) (d)	1,109	3,768
OneSavings Bank PLC	1,473	6,131
Ophir Energy PLC (a)	9,703	11,504
Oxford Immunotec Global PLC (a)	1,282	19,166
Oxford Instruments PLC	755	6,800
Pagegroup PLC	4,196	20,115
Pantheon Resources PLC (a) (b)	2,888	2,836
The Paragon Group of Cos. PLC	3,866	19,738
Paysafe Group PLC (a)	6,138	27,937
Pearson PLC	18,023	180,873
Pennon Group PLC	5,507	55,979
Persimmon PLC	6,061	132,257
Petrofac Ltd.	6,253	66,825
Pets at Home Group Plc	5,107	15,043
Playtech PLC	3,026	30,776
Polypipe Group plc	2,576	10,268
Premier Foods PLC (a)	9,741	5,633
Premier Oil PLC (a)	7,003	6,360
Primary Health Properties PLC	36,529	49,864
Provident Financial PLC	3,005	105,647
Prudential PLC	53,357	1,064,267
PZ Cussons PLC	3,781	15,542
QinetiQ Group PLC	8,154	26,384
Randgold Resources Ltd.	1,848	141,311
Rank Group PLC	2,933	7,046
Reckitt Benckiser Group PLC	13,155	1,112,049
Redcentric PLC	2,081	2,334
Redde PLC	3,981	8,015
Redefine International PLC	73,387	35,424
Redrow PLC	2,990	15,792
Regional REIT Ltd. (d)	9,682	12,847
RELX PLC	22,737	404,357
Renishaw PLC	484	14,993
Rentokil Initial PLC	25,698	70,298

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Restaurant Group PLC	2,710	$10,798
Restore PLC	1,476	6,872
Rightmove PLC	1,322	63,534
Rio Tinto PLC	25,611	975,283
Rolls-Royce Holdings PLC	38,243	314,505
Rotork PLC	11,685	34,554
Rowan Cos. PLC Class A	4,434	83,758
Royal Bank of Scotland Group PLC (a)	76,516	211,332
Royal Dutch Shell PLC Class A	90,215	2,485,848
Royal Dutch Shell PLC Class B	77,692	2,217,004
Royal Mail PLC	18,195	103,526
RPC Group PLC	4,680	61,227
RPS Group PLC	3,108	8,479
RSA Insurance Group PLC	20,080	144,825
SafeCharge International Group Ltd.	667	1,696
Safestore Holdings PLC	12,448	53,543
Saga PLC	15,760	37,809
The Sage Group PLC	23,186	186,451
Savills PLC	1,788	15,397
Scapa Group PLC	1,944	8,010
Schroder Real Estate Investment Trust Ltd.	31,062	21,831
Schroders PLC	2,843	104,861
Segro PLC	56,417	319,274
Senior PLC	5,740	13,683
Serco Group PLC (a)	14,852	26,213
Severn Trent PLC	4,589	125,556
Shaftesbury PLC	15,028	168,059
Shanks Group PLC	8,716	9,849
Shawbrook Group PLC (a) (d)	1,848	6,194
Shire PLC	18,624	1,055,351
SIG PLC	8,084	10,289
Sirius Minerals PLC (a) (b)	54,406	12,814
Sky PLC	21,975	267,351
Smith & Nephew PLC	18,773	279,692
Smiths Group PLC	7,828	135,982
Soco International PLC	2,825	5,546
Softcat PLC	1,234	4,482
Sophos Group PLC (d)	3,665	11,745
Sound Energy PLC (a)	6,895	6,293
Spectris PLC	1,695	48,259
Spirax-Sarco Engineering PLC	1,034	53,103
Spire Healthcare Group PLC (d)	3,760	15,618
Sports Direct International PLC (a) (b)	3,630	12,458
SSE PLC	21,031	402,034
SSP Group Plc	6,416	30,590
St James’s Place PLC	10,460	130,105
St Modwen Properties PLC	2,571	9,625
Stagecoach Group PLC	5,411	14,399
Stallergenes Greer PLC (a)	63	2,048
Standard Chartered PLC (a)	68,096	557,732
Standard Life Investment Property, Income Trust Ltd.	23,167	24,694

	Number of Shares	Value
Standard Life PLC	43,050	$196,281
Stobart Group Ltd.	4,012	8,807
Stock Spirits Group PLC	2,617	5,826
SuperGroup PLC	659	13,358
SVG Capital PLC (a)	1,474	12,870
Synthomer PLC	3,666	17,253
TalkTalk Telecom Group PLC (b)	7,073	14,728
Target Healthcare REIT Ltd.	11,122	15,476
Tate & Lyle PLC	10,003	87,118
Taylor Wimpey PLC	65,224	122,494
Ted Baker PLC	385	13,341
Telecom Plus PLC	869	12,590
Telford Homes PLC (b)	1,013	3,923
Telit Communications PLC	1,242	4,207
Tesco PLC (a)	169,153	430,576
Thomas Cook Group PLC (a)	19,623	20,942
TORM PLC	387	3,481
TP ICAP PLC	12,663	67,548
Travis Perkins PLC	5,187	92,710
Tritax Big Box REIT PLC	66,582	114,396
Tullow Oil PLC (a)	12,284	47,081
UBM PLC	5,556	49,940
Ultra Electronics Holdings PLC	978	23,368
Unilever PLC	26,602	1,076,054
The UNITE Group PLC	13,884	103,792
United Utilities Group PLC	14,824	164,253
Vectura Group PLC (a)	8,663	14,641
Vedanta Resources PLC	1,114	11,936
Vesuvius PLC	2,949	14,363
Victrex PLC	1,157	27,423
Virgin Money Holdings UK PLC	3,287	12,242
Vodafone Group PLC	551,335	1,355,995
VTTI Energy Partners LP	300	4,845
The Weir Group PLC	4,604	106,670
WH Smith PLC	1,528	29,266
Whitbread PLC	3,963	184,218
William Hill PLC	19,922	71,005
WM Morrison Supermarkets PLC	44,582	126,653
Wolseley PLC	5,304	324,044
Workspace Group PLC	7,127	69,323
Worldpay Group PLC (d)	35,528	117,825
WPP PLC	26,866	600,608
WS Atkins PLC	1,156	20,735
Zeal Network SE	108	4,184
Zoopla Property Group PLC (d)	3,087	12,136

		56,335,885

United States — 58.0%
1-800-Flowers.com, Inc. Class A (a)	1,035	11,075
1st Source Corp.	830	37,068
2U, Inc. (a)	1,892	57,044
3D Systems Corp. (a) (b)	5,450	72,430
3M Co.	9,506	1,697,486
8x8, Inc. (a)	4,579	65,480

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
A. Schulman, Inc.	1,384	$46,295
A.O. Smith Corp.	5,260	249,061
A10 Networks, Inc. (a)	2,215	18,407
AAC Holdings, Inc. (a) (b)	391	2,831
AAON, Inc.	2,118	70,000
AAR Corp.	1,597	52,781
Aaron’s, Inc.	3,364	107,614
Abaxis, Inc.	1,152	60,791
Abbott Laboratories	28,325	1,087,963
AbbVie, Inc.	26,145	1,637,200
Abercrombie & Fitch Co. Class A (b)	3,258	39,096
ABIOMED, Inc. (a)	1,402	157,977
ABM Industries, Inc.	2,805	114,556
Abraxas Petroleum Corp. (a)	7,934	20,390
Acacia Communications, Inc. (a) (b)	251	15,499
Acacia Research	2,743	17,830
Acadia Healthcare Co., Inc. (a)	2,572	85,133
Acadia Pharmaceuticals, Inc. (a) (b)	3,378	97,422
Acadia Realty Trust	7,699	251,603
Accelerate Diagnostics, Inc. (a) (b)	1,110	23,033
Acceleron Pharma, Inc. (a)	1,320	33,686
Access National Corp. (b)	324	8,994
Acco Brands Corp. (a)	5,626	73,419
Accuray, Inc. (a)	3,995	18,377
AcelRx Pharmaceuticals, Inc. (a)	1,441	3,747
Aceto Corp.	1,410	30,978
Achillion Pharmaceuticals, Inc. (a)	5,599	23,124
ACI Worldwide, Inc. (a)	5,818	105,597
Aclaris Therapeutics, Inc. (a)	573	15,551
ACNB Corp.	231	7,219
Acorda Therapeutics, Inc. (a)	2,059	38,709
Activision Blizzard, Inc.	10,789	389,591
Actua Corp. (a)	1,902	26,628
Actuant Corp. Class A	3,042	78,940
Acuity Brands, Inc.	1,560	360,142
Acushnet Holdings Corp. (a)	1,128	22,233
Acxiom Corp. (a)	3,910	104,788
Adamas Pharmaceuticals, Inc. (a) (b)	933	15,768
Adams Resources & Energy, Inc.	130	5,155
Addus HomeCare Corp. (a)	292	10,235
Adeptus Health, Inc. Class A (a) (b)	664	5,073
Adobe Systems, Inc. (a)	9,407	968,451
ADTRAN, Inc.	2,376	53,104
Aduro Biotech, Inc. (a) (b)	1,735	19,779
Advance Auto Parts, Inc.	2,534	428,550
Advanced Disposal Services, Inc. (a)	1,123	24,953
Advanced Drainage Systems, Inc.	1,663	34,258
Advanced Energy Industries, Inc. (a)	1,993	109,117
Advanced Micro Devices, Inc. (a)	37,735	427,915
AdvancePierre Foods Holdings, Inc.	1,086	32,341
AdvanSix, Inc. (a)	491	10,871
Advaxis, Inc. (a)	1,868	13,375
Adverum Biotechnologies, Inc. (a)	1,316	3,816

	Number of Shares	Value
The Advisory Board Co. (a)	2,082	$69,226
AECOM (a)	5,524	200,853
Aegion Corp. (a)	1,709	40,503
AEP Industries, Inc.	205	23,801
Aerie Pharmaceuticals, Inc. (a)	1,445	54,693
Aerohive Networks, Inc. (a)	936	5,335
Aerojet Rocketdyne Holdings, Inc. (a)	3,148	56,507
Aerovironment, Inc. (a)	1,007	27,018
The AES Corp.	23,827	276,870
Aetna, Inc.	6,553	812,638
Aevi Genomic Medicine, Inc. (a)	1,046	5,418
Affiliated Managers Group, Inc. (a)	1,936	281,301
Aflac, Inc.	7,751	539,470
AG Mortgage Investment Trust, Inc.	1,419	24,279
AGCO Corp.	2,458	142,220
Agenus, Inc. (a) (b)	3,595	14,811
Agile Therapeutics, Inc. (a)	668	3,808
Agilent Technologies, Inc.	11,491	523,530
Agilysys, Inc. (a)	589	6,102
Agios Pharmaceuticals, Inc. (a)	1,130	47,155
AGNC Investment Corp.	12,024	217,995
Agree Realty Corp.	2,411	111,027
AgroFresh Solutions, Inc. (a)	865	2,292
Aimmune Therapeutics, Inc. (a)	1,329	27,178
Air Lease Corp.	3,398	116,653
Air Methods Corp. (a)	1,703	54,241
Air Products & Chemicals, Inc.	3,772	542,489
Air Transport Services Group, Inc. (a)	2,340	37,346
AK Steel Holding Corp. (a)	15,629	159,572
Akamai Technologies, Inc. (a)	6,171	411,482
Akebia Therapeutics, Inc. (a)	1,948	20,279
Akorn, Inc. (a)	2,962	64,660
Alamo Group, Inc.	456	34,702
Alarm.com Holdings, Inc. (a)	592	16,475
Alaska Air Group, Inc.	4,292	380,829
Albany International Corp. Class A	1,505	69,681
Albany Molecular Research, Inc. (a)	1,332	24,988
Albemarle Corp.	4,017	345,783
Alcoa Corp.	5,173	145,258
Alder Biopharmaceuticals, Inc. (a)	2,401	49,941
Alere, Inc. (a)	3,052	118,936
Alexander & Baldwin, Inc.	2,373	106,477
Alexander’s, Inc.	211	90,070
Alexandria Real Estate Equities, Inc.	6,512	723,679
Alexion Pharmaceuticals, Inc. (a)	4,186	512,157
Alico, Inc.	183	4,968
Align Technology, Inc. (a)	2,550	245,131
ALJ Regional Holdings, Inc. (a)	1,040	4,566
Alleghany Corp. (a)	534	324,736
Allegheny Technologies, Inc. (b)	5,491	87,472
Allegiance Bancshares, Inc. (a)	624	22,558
Allegiant Travel Co.	675	112,320
Allete, Inc.	2,501	160,539

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Alliance Data Systems Corp.	2,064	$471,624
Alliance One International, Inc. (a)	327	6,278
Alliant Energy Corp.	8,032	304,332
Allied Motion Technologies, Inc.	264	5,647
Allison Transmission Holdings, Inc.	4,996	168,315
Allscripts Healthcare Solutions, Inc. (a)	6,588	67,263
The Allstate Corp.	7,211	534,479
Ally Financial, Inc.	15,880	302,038
Almost Family, Inc. (a)	452	19,933
Alnylam Pharmaceuticals, Inc. (a)	2,643	98,954
Alon USA Energy, Inc.	1,254	14,271
Alphabet, Inc. Class A (a)	4,744	3,759,383
Alphabet, Inc. Class C (a)	4,795	3,700,877
Altisource Residential Corp.	2,539	28,031
Altra Industrial Motion Corp.	1,252	46,199
Altria Group, Inc.	31,610	2,137,468
AMAG Pharmaceuticals, Inc. (a)	1,670	58,116
Amazon.com, Inc. (a)	6,285	4,712,933
Ambac Financial Group, Inc. (a)	2,166	48,735
Amber Road, Inc. (a)	694	6,302
AMC Entertainment Holdings, Inc. Class A	1,442	48,523
AMC Networks, Inc. Class A (a)	2,105	110,176
Amedisys, Inc. (a)	1,440	61,387
AMERCO	216	79,831
Ameren Corp.	8,684	455,563
Ameresco, Inc. Class A (a)	990	5,445
America’s Car-Mart, Inc. (a)	447	19,556
American Airlines Group, Inc.	18,847	879,966
American Assets Trust, Inc.	3,870	166,720
American Axle & Manufacturing Holdings, Inc. (a)	3,945	76,138
American Campus Communities, Inc.	10,912	543,090
American Eagle Outfitters, Inc.	8,401	127,443
American Electric Power Co., Inc.	9,494	597,742
American Equity Investment Life Holding Co.	4,399	99,153
American Express Co.	15,432	1,143,203
American Financial Group, Inc.	2,414	212,722
American Homes 4 Rent	16,475	345,645
American International Group, Inc.	19,643	1,282,884
American National Bankshares, Inc.	322	11,206
American National Insurance Co.	259	32,274
American Outdoor Brands Corp. (a)	2,824	59,530
American Public Education, Inc. (a)	860	21,113
American Railcar Industries, Inc. (b)	430	19,475
American Renal Associates Holdings, Inc. (a)	343	7,299
American Software, Inc. Class A	1,461	15,092
American States Water Co.	1,881	85,698
American Superconductor Corp. (a)	744	5,483
American Tower Corp.	8,129	859,073

	Number of Shares	Value
American Vanguard Corp.	1,417	$27,136
American Water Works Co., Inc.	6,383	461,874
American Woodmark Corp. (a)	723	54,406
Ameriprise Financial, Inc.	5,591	620,266
Ameris Bancorp	1,782	77,695
AMERISAFE, Inc.	998	62,225
AmerisourceBergen Corp.	5,862	458,350
Ames National Corp.	355	11,715
AMETEK, Inc.	8,159	396,527
Amgen, Inc.	12,139	1,774,843
Amicus Therapeutics, Inc. (a)	6,844	34,015
Amkor Technology, Inc. (a)	4,805	50,693
AMN Healthcare Services, Inc. (a)	2,420	93,049
Ampco-Pittsburgh Corp.	520	8,710
Amphastar Pharmaceuticals, Inc. (a) (b)	1,714	31,572
Amphenol Corp. Class A	10,686	718,099
Amplify Snack Brands, Inc. (a) (b)	1,455	12,819
AmTrust Financial Services, Inc.	3,116	85,316
Anadarko Petroleum Corp.	10,779	751,620
Analog Devices, Inc.	10,886	790,541
Analogic Corp.	652	54,083
Anavex Life Sciences Corp. (a) (b)	1,923	7,615
The Andersons, Inc.	1,294	57,842
Angie’s List, Inc. (a)	2,051	16,880
AngioDynamics, Inc. (a)	1,350	22,775
ANI Pharmaceuticals, Inc. (a)	387	23,460
Anika Therapeutics, Inc. (a)	676	33,097
Anixter International, Inc. (a)	1,476	119,630
Annaly Capital Management, Inc.	36,575	364,653
ANSYS, Inc. (a)	3,166	292,823
Antero Resources Corp. (a)	6,352	150,225
Anthem, Inc.	5,079	730,208
Anthera Pharmaceuticals, Inc. (a) (b)	1,689	1,096
Anworth Mortgage Asset Corp.	4,731	24,459
Apache Corp.	7,306	463,712
Apartment Investment & Management Co. Class A	13,029	592,168
Apogee Enterprises, Inc.	1,466	78,519
Apollo Commercial Real Estate Finance, Inc.	3,695	61,411
Apollo Education Group, Inc. (a)	4,104	40,630
Appfolio, Inc. Class A (a)	296	7,060
Apple Hospitality REIT, Inc.	15,784	315,364
Apple, Inc.	88,575	10,258,756
Applied Genetic Technologies Corp. (a)	583	5,451
Applied Industrial Technologies, Inc.	1,861	110,543
Applied Materials, Inc.	21,009	677,960
Applied Micro Circuits Corp. (a)	3,717	30,665
Applied Optoelectronics, Inc. (a)	893	20,932
Apptio, Inc. Class A (a)	350	6,486
AptarGroup, Inc.	2,189	160,782

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Aptevo Therapeutics, Inc. (a)	1,215	$2,965
Aqua America, Inc.	6,270	188,351
Aqua Metals, Inc. (a) (b)	560	7,342
Aramark	8,709	311,085
Aratana Therapeutics, Inc. (a)	1,847	13,261
ARC Document Solutions, Inc. (a)	1,599	8,123
ArcBest Corp.	1,231	34,037
Archer-Daniels-Midland Co.	11,085	506,030
Archrock, Inc.	3,377	44,576
Arconic, Inc.	15,788	292,710
Arctic Cat, Inc.	511	7,675
Ardelyx, Inc. (a)	1,650	23,430
Ardmore Shipping Corp. (b)	1,112	8,229
Arena Pharmaceuticals, Inc. (a)	12,457	17,689
Ares Commercial Real Estate Corp.	1,442	19,799
Argan, Inc.	647	45,646
Argos Therapeutics, Inc. (a)	1,048	5,135
ARIAD Pharmaceuticals, Inc. (a)	8,883	110,505
Arista Networks, Inc. (a)	1,377	133,252
Arlington Asset Investment Corp. (b)	1,215	18,006
Armada Hoffler Properties, Inc.	1,666	24,274
ARMOUR Residential REIT, Inc.	1,754	38,044
Armstrong Flooring, Inc. (a)	1,191	23,713
Armstrong World Industries, Inc. (a)	1,639	68,510
Array Biopharma, Inc. (a)	8,393	73,774
Arrow Electronics, Inc. (a)	3,287	234,363
Arrow Financial Corp.	634	25,677
Arrowhead Pharmaceuticals, Inc. (a) (b)	3,075	4,766
Artesian Resources Corp. Class A	296	9,454
Arthur J. Gallagher & Co.	6,309	327,816
Artisan Partners Asset Management, Inc. Class A	1,313	39,062
Asbury Automotive Group, Inc. (a)	1,048	64,662
Ascena Retail Group, Inc. (a)	8,298	51,365
Ascent Capital Group, Inc. Class A (a)	399	6,488
Ashford Hospitality Prime, Inc.	1,252	17,090
Ashford Hospitality Trust	8,233	63,888
Ashland Global Holdings, Inc.	2,193	239,673
Aspen Technology, Inc. (a)	3,911	213,853
Associated Banc-Corp.	5,267	130,095
Associated Capital Group, Inc. Class A	175	5,749
Assurant, Inc.	2,016	187,206
Astec Industries, Inc.	1,017	68,607
Asterias Biotherapeutics, Inc. (a) (b)	1,131	5,203
Astoria Financial Corp.	4,831	90,098
Astronics Corp. (a)	969	32,791
At Home Group, Inc. (a)	418	6,115
AT&T, Inc.	99,564	4,234,457
Atara Biotherapeutics, Inc. (a)	1,158	16,444
Athenahealth, Inc. (a) (b)	1,375	144,609
Athersys, Inc. (a) (b)	2,955	4,521
Atkore International Group, Inc. (a)	609	14,561

	Number of Shares	Value
Atlantic Capital Bancshares, Inc. (a)	681	$12,939
Atlas Air Worldwide Holdings, Inc. (a)	1,300	67,795
Atmos Energy Corp.	3,573	264,938
ATN International, Inc.	509	40,786
AtriCure, Inc. (a)	1,544	30,216
Atrion Corp.	66	33,475
Atwood Oceanics, Inc.	3,091	40,585
Audentes Therapeutics, Inc. (a)	288	5,262
Autobytel, Inc. (a)	339	4,560
Autodesk, Inc. (a)	7,581	561,070
Automatic Data Processing, Inc.	8,791	903,539
AutoNation, Inc. (a)	2,297	111,749
AutoZone, Inc. (a)	1,046	826,120
AV Homes, Inc. (a)	482	7,616
AvalonBay Communities, Inc.	11,336	2,008,172
Avangrid, Inc.	1,985	75,192
Avery Dennison Corp.	3,144	220,772
Avexis, Inc. (a)	291	13,889
Avid Technology, Inc. (a)	1,900	8,360
Avinger, Inc. (a)	1,092	4,040
Avis Budget Group, Inc. (a)	2,787	102,227
Avista Corp.	3,180	127,168
Avnet, Inc.	4,526	215,483
Avon Products, Inc.	22,093	111,349
AVX Corp.	2,331	36,434
Axcelis Technologies, Inc. (a)	1,522	22,145
AxoGen, Inc. (a)	1,511	13,599
Axsome Therapeutics, Inc. (a)	668	4,509
AZZ, Inc.	1,329	84,923
B&G Foods, Inc.	3,294	144,277
B. Riley Financial, Inc.	400	7,380
Babcock & Wilcox Enterprises, Inc. (a)	2,206	36,598
Badger Meter, Inc.	1,349	49,846
Baker Hughes, Inc.	15,652	1,016,910
Balchem Corp.	1,583	132,845
Baldwin & Lyons, Inc. Class B	357	8,996
Ball Corp.	6,113	458,903
Banc of California, Inc.	2,343	40,651
BancFirst Corp.	390	36,289
The Bancorp, Inc. (a)	2,188	17,198
BancorpSouth, Inc.	4,405	136,775
Bank Mutual Corp.	1,622	15,328
Bank of America Corp.	166,095	3,670,699
Bank of Hawaii Corp.	1,499	132,946
Bank of Marin Bancorp	232	16,182
The Bank of New York Mellon Corp.	20,195	956,839
Bank of the Ozarks, Inc.	4,443	233,657
BankFinancial Corp.	602	8,922
Bankrate, Inc. (a)	2,464	27,227
BankUnited, Inc.	3,504	132,066
Bankwell Financial Group, Inc.	227	7,378
Banner Corp.	1,571	87,678

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Bar Harbor Bankshares	233	$11,028
Barnes & Noble Education, Inc. (a)	2,082	23,881
Barnes & Noble, Inc.	3,030	33,784
Barnes Group, Inc.	2,544	120,636
Barracuda Networks, Inc. (a)	1,073	22,994
Barrett Business Services, Inc.	383	24,550
Bassett Furniture Industries, Inc.	601	18,270
Baxter International, Inc.	9,614	426,285
Bazaarvoice, Inc. (a)	4,238	20,554
BB&T Corp.	15,680	737,274
BE Aerospace, Inc.	3,606	217,045
Beacon Roofing Supply, Inc. (a)	3,015	138,901
Bear State Financial, Inc.	704	7,146
Beazer Homes USA, Inc. (a)	1,670	22,211
Becton, Dickinson & Co.	4,033	667,663
Bed Bath & Beyond, Inc.	5,368	218,156
Bel Fuse, Inc. Class B	577	17,829
Belden, Inc.	2,106	157,466
Bellicum Pharmaceuticals, Inc. (a) (b)	1,084	14,764
Bemis Co., Inc.	3,329	159,193
Benchmark Electronics, Inc. (a)	2,583	78,781
Beneficial Bancorp, Inc.	3,394	62,450
Benefitfocus, Inc. (a)	633	18,800
Berkshire Hathaway, Inc. Class B (a)	30,561	4,980,832
Berkshire Hills Bancorp, Inc.	1,674	61,687
Berry Plastics Group, Inc. (a)	4,269	208,028
Best Buy Co., Inc.	9,909	422,817
BGC Partners, Inc. Class A	10,893	111,435
Big 5 Sporting Goods Corp.	1,066	18,495
Big Lots, Inc. (b)	2,252	113,073
Biglari Holdings, Inc. (a)	53	25,080
Bill Barrett Corp. (a)	2,790	19,502
Bio-Path Holdings, Inc. (a)	3,546	4,787
Bio-Rad Laboratories, Inc. Class A (a)	733	133,611
Bio-Techne Corp.	1,297	133,371
BioCryst Pharmaceuticals, Inc. (a)	3,948	24,991
Biogen, Inc. (a)	4,222	1,197,275
BioMarin Pharmaceutical, Inc. (a)	6,118	506,815
BioScrip, Inc. (a) (b)	6,221	6,470
Biospecifics Technologies Corp. (a)	210	11,697
BioTelemetry, Inc. (a)	1,336	29,860
Biotime, Inc. (a) (b)	4,047	14,610
BJ’s Restaurants, Inc. (a)	1,119	43,977
Black Box Corp.	590	8,998
Black Hills Corp.	2,563	157,214
Black Knight Financial Services, Inc. Class A (a) (b)	818	30,920
Blackbaud, Inc.	2,357	150,848
Blackhawk Network Holdings, Inc. (a)	2,799	105,452
Blackline, Inc. (a)	500	13,815
BlackRock, Inc.	2,410	917,101
Bloomin’ Brands, Inc.	5,224	94,189
Blucora, Inc. (a)	2,001	29,515

	Number of Shares	Value
Blue Bird Corp. (a)	340	$5,253
Blue Buffalo Pet Products, Inc. (a)	2,106	50,628
Blue Hills Bancorp, Inc.	1,317	24,694
Blue Nile, Inc.	576	23,403
Bluebird Bio, Inc. (a) (b)	2,040	125,868
Blueprint Medicines Corp. (a)	962	26,984
Bluerock Residential Growth REIT, Inc.	722	9,906
BMC Stock Holdings, Inc. (a)	2,945	57,427
BNC Bancorp	1,975	63,002
Bob Evans Farms, Inc.	951	50,603
The Boeing Co.	11,511	1,792,032
BofI Holding, Inc. (a)	3,116	88,962
Boingo Wireless, Inc. (a)	1,923	23,441
Boise Cascade Co. (a)	2,070	46,575
Bojangles’, Inc. (a)	387	7,218
BOK Financial Corp.	906	75,234
Boot Barn Holdings, Inc. (a)	524	6,560
Booz Allen Hamilton Holding Corp.	4,011	144,677
BorgWarner, Inc.	7,812	308,105
The Boston Beer Co., Inc. Class A (a) (b)	424	72,016
Boston Private Financial Holdings, Inc.	3,944	65,273
Boston Properties, Inc.	12,644	1,590,362
Boston Scientific Corp. (a)	25,982	561,991
Bottomline Technologies, Inc. (a)	1,933	48,364
Box, Inc. Class A (a)	2,339	32,419
Boyd Gaming Corp. (a)	4,192	84,553
Brady Corp. Class A	2,341	87,905
Brandywine Realty Trust	14,372	237,282
Bridge Bancorp, Inc.	836	31,684
Bridgepoint Education, Inc. (a)	711	7,202
Briggs & Stratton Corp.	2,045	45,522
Bright Horizons Family Solutions, Inc. (a)	2,204	154,324
Brightcove, Inc. (a)	1,558	12,542
The Brink’s Co.	2,300	94,875
Brinker International, Inc.	1,767	87,520
Bristol-Myers Squibb Co.	26,981	1,576,770
Bristow Group, Inc.	1,713	35,082
Brixmor Property Group, Inc.	21,055	514,163
Broadridge Financial Solutions, Inc.	4,245	281,443
BroadSoft, Inc. (a)	1,413	58,286
Brocade Communications Systems, Inc.	14,178	177,083
Brookdale Senior Living, Inc. (a)	6,502	80,755
Brookline Bancorp, Inc.	3,485	57,154
Brooks Automation, Inc.	3,639	62,118
Brown & Brown, Inc.	4,111	184,419
Brown-Forman Corp. Class A	1,918	88,707
Brown-Forman Corp. Class B	6,491	291,576
Bruker Corp.	3,692	78,197

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Brunswick Corp.	3,194	$174,201
Bryn Mawr Bank Corp.	845	35,617
BSB Bancorp, Inc. (a)	310	8,975
The Buckle, Inc. (b)	1,372	31,282
Buffalo Wild Wings, Inc. (a)	953	147,143
Build-A-Bear Workshop, Inc. (a)	525	7,219
Builders FirstSource, Inc. (a)	4,003	43,913
Burlington Stores, Inc. (a)	2,481	210,265
BWX Technologies, Inc.	3,294	130,772
C&F Financial Corp.	124	6,181
C.H. Robinson Worldwide, Inc.	5,107	374,139
C.R. Bard, Inc.	2,628	590,406
CA, Inc.	10,474	332,759
Cabela’s, Inc. (a)	1,768	103,516
Cable One, Inc.	166	103,207
Cabot Corp.	2,158	109,065
Cabot Microelectronics Corp.	1,225	77,383
Cabot Oil & Gas Corp.	16,509	385,650
CACI International, Inc. Class A (a)	1,218	151,397
Cadence Design Systems, Inc. (a)	10,780	271,872
Caesars Acquisition Co. Class A (a)	2,304	31,104
Caesars Entertainment Corp. (a)	2,747	23,350
CAI International, Inc. (a)	605	5,245
Cal-Maine Foods, Inc. (b)	1,610	71,122
Calamos Asset Management, Inc. Class A	730	6,242
CalAmp Corp. (a)	1,729	25,071
CalAtlantic Group, Inc. (b)	2,635	89,616
Calavo Growers, Inc.	743	45,620
Caleres, Inc.	2,256	74,042
Calgon Carbon Corp.	2,438	41,446
California Resources Corp. (a)	1,696	36,108
California Water Service Group	2,331	79,021
Calix, Inc. (a)	2,342	18,033
Callaway Golf Co.	4,527	49,616
Callidus Software, Inc. (a)	3,057	51,358
Callon Petroleum Co. (a)	7,289	112,032
Calpine Corp. (a)	12,625	144,304
Cambium Learning Group, Inc. (a)	940	4,691
Cambrex Corp. (a)	1,639	88,424
Camden National Corp.	762	33,871
Camden Property Trust	7,174	603,118
Campbell Soup Co.	6,681	404,000
Camping World Holdings, Inc. Class A	602	19,619
Cantel Medical Corp.	1,783	140,411
Capella Education Co.	547	48,027
Capital Bank Financial Corp. Class A	1,130	44,352
Capital City Bank Group, Inc.	431	8,827
Capital One Financial Corp.	9,271	808,802
Capital Senior Living Corp. (a)	1,403	22,518
Capitol Federal Financial, Inc.	6,510	107,155
Capstead Mortgage Corp.	4,564	46,507
Cara Therapeutics, Inc. (a) (b)	821	7,627

	Number of Shares	Value
CARBO Ceramics, Inc. (a)	764	$7,991
Carbonite, Inc. (a)	1,030	16,892
Cardinal Financial Corp.	1,694	55,546
Cardinal Health, Inc.	6,287	452,475
Cardiovascular Systems, Inc. (a)	1,530	37,041
Care Capital Properties, Inc.	6,935	173,375
Care.com, Inc. (a)	552	4,731
Career Education Corp. (a)	3,339	33,691
CareTrust REIT, Inc.	6,009	92,058
Carlisle Cos., Inc.	2,259	249,145
CarMax, Inc. (a) (b)	6,862	441,844
Carolina Financial Corp.	404	12,439
Carpenter Technology Corp.	2,334	84,421
Carriage Services, Inc.	780	22,339
Carrizo Oil & Gas, Inc. (a)	3,100	115,785
Carrols Restaurant Group, Inc. (a)	1,726	26,322
Carter’s, Inc.	1,768	152,738
Cascade Bancorp (a)	1,236	10,036
Casella Waste Systems, Inc. Class A (a)	2,070	25,689
Casey’s General Stores, Inc.	1,373	163,222
Cass Information Systems, Inc.	535	39,360
Castlight Health, Inc. Class B (a)	1,588	7,861
Catalent, Inc. (a)	4,995	134,665
Catchmark Timber Trust, Inc. Class A	1,964	22,115
Caterpillar, Inc.	10,758	997,697
Cathay General Bancorp	3,794	144,286
The Cato Corp. Class A	1,228	36,938
Cavco Industries, Inc. (a)	401	40,040
Cavium, Inc. (a)	3,242	202,430
CBIZ, Inc. (a)	2,833	38,812
CBL & Associates Properties, Inc.	16,622	191,153
CBOE Holdings, Inc.	2,859	211,252
CBRE Group, Inc. Class A (a)	10,747	338,423
CBS Corp. Class B	7,344	467,225
CDK Global, Inc.	5,586	333,428
CDW Corp.	5,850	304,726
CEB, Inc.	1,632	98,899
Ceco Environmental Corp.	1,611	22,473
Cedar Realty Trust, Inc.	8,281	54,075
Celadon Group, Inc. (b)	1,071	7,658
Celanese Corp. Series A	5,247	413,149
Celgene Corp. (a)	14,825	1,715,994
Celldex Therapeutics, Inc. (a)	5,093	18,029
Cellular Biomedicine Group, Inc. (a)	475	6,223
Cempra, Inc. (a)	2,342	6,558
Centene Corp. (a)	6,007	339,456
CenterPoint Energy, Inc.	15,483	381,501
Centerstate Banks, Inc.	2,281	57,413
Central Garden & Pet Co. Class A (a)	1,616	49,934
Central Garden and Pet Co. (a)	596	19,722
Central Pacific Financial Corp.	1,490	46,816
Central Valley Community Bancorp	342	6,826

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Century Aluminum Co. (a)	2,737	$23,429
Century Bancorp, Inc. Class A	116	6,960
Century Casinos, Inc. (a)	839	6,905
Century Communities, Inc. (a)	837	17,577
CenturyLink, Inc.	19,238	457,480
Cerner Corp. (a)	10,509	497,811
Cerus Corp. (a)	4,861	21,145
Ceva, Inc. (a)	949	31,839
CF Industries Holdings, Inc.	8,246	259,584
ChannelAdvisor Corp. (a)	1,308	18,770
Charles River Laboratories International, Inc. (a)	1,648	125,561
The Charles Schwab Corp.	22,472	886,970
Chart Industries, Inc. (a)	1,471	52,985
Charter Communications, Inc. Class A (a)	3,864	1,112,523
Charter Financial Corp.	531	8,852
Chase Corp.	358	29,911
Chatham Lodging Trust	3,544	72,829
The Cheesecake Factory, Inc.	2,293	137,305
The Chefs’ Warehouse, Inc. (a)	1,218	19,244
Chegg, Inc. (a)	3,881	28,642
Chemed Corp.	808	129,611
Chemical Financial Corp.	3,270	177,136
ChemoCentryx, Inc. (a)	1,080	7,992
The Chemours Co.	9,207	203,383
Chemtura Corp. (a)	3,211	106,605
Chemung Financial Corp.	176	6,398
Cheniere Energy, Inc. (a)	7,181	297,509
Chesapeake Energy Corp. (a)	21,490	150,860
Chesapeake Lodging Trust	5,839	150,997
Chesapeake Utilities Corp.	783	52,422
Chevron Corp.	30,380	3,575,726
Chico’s FAS, Inc.	6,669	95,967
The Children’s Place, Inc.	959	96,811
Chimera Investment Corp.	6,618	112,638
Chimerix, Inc. (a)	1,672	7,691
Chipotle Mexican Grill, Inc. (a) (b)	1,013	382,225
Choice Hotels International, Inc.	1,165	65,298
ChromaDex Corp. (a) (b)	1,558	5,157
Church & Dwight Co., Inc.	9,190	406,106
Churchill Downs, Inc.	682	102,607
Chuy’s Holdings, Inc. (a)	819	26,577
Cidara Therapeutics, Inc. (a)	415	4,316
Ciena Corp. (a)	6,875	167,819
Cigna Corp.	4,899	653,478
Cimarex Energy Co.	3,345	454,585
Cincinnati Bell, Inc. (a)	2,027	45,303
Cincinnati Financial Corp.	5,370	406,777
Cinemark Holdings, Inc.	3,742	143,543
Cintas Corp.	3,182	367,712
Circor International, Inc.	795	51,580
Cirrus Logic, Inc. (a)	3,143	177,705

	Number of Shares	Value
Cisco Systems, Inc.	81,339	$2,458,065
CIT Group, Inc.	7,162	305,674
Citi Trends, Inc.	821	15,468
Citigroup, Inc.	47,450	2,819,953
Citizens & Northern Corp.	460	12,052
Citizens Financial Group, Inc.	18,863	672,089
Citizens, Inc. (a)	2,319	22,773
Citrix Systems, Inc. (a)	5,561	496,653
City Holding Co.	729	49,280
City Office REIT, Inc.	849	11,181
Civitas Solutions, Inc. (a)	866	17,233
CLARCOR, Inc.	2,372	195,619
Clayton Williams Energy, Inc. (a)	297	35,420
Clean Energy Fuels Corp. (a)	4,607	13,176
Clean Harbors, Inc. (a)	1,847	102,786
Clear Channel Outdoor Holdings, Inc. Class A	965	4,873
Clearfield, Inc. (a)	450	9,315
Clearside Biomedical, Inc. (a)	414	3,701
Clearwater Paper Corp. (a)	895	58,667
Cliffs Natural Resources, Inc. (a)	11,398	95,857
Clifton Bancorp, Inc.	1,203	20,355
The Clorox Co.	4,626	555,213
Clovis Oncology, Inc. (a) (b)	1,528	67,874
ClubCorp Holdings, Inc.	3,097	44,442
CME Group, Inc.	6,514	751,390
CMS Energy Corp.	9,975	415,159
CNA Financial Corp.	955	39,632
CNB Financial Corp.	544	14,547
CNO Financial Group, Inc.	8,987	172,101
Coach, Inc.	9,999	350,165
Cobalt International Energy, Inc. (a)	20,776	25,347
CoBiz Financial, Inc.	1,883	31,804
Coca-Cola Bottling Co. Consolidated	228	40,778
The Coca-Cola Co.	62,953	2,610,031
Codexis, Inc. (a)	1,316	6,054
Codorus Valley Bancorp, Inc.	312	8,923
Coeur d’Alene Mines Corp. (a)	9,022	82,010
Cogent Communications Holdings, Inc.	2,127	87,951
Cogint, Inc. (a) (b)	947	3,267
Cognex Corp.	2,868	182,462
Cognizant Technology Solutions Corp. Class A (a)	11,644	652,413
Cohen & Steers, Inc.	997	33,499
Coherent, Inc. (a)	1,209	166,098
Coherus Biosciences, Inc. (a)	1,418	39,917
Cohu, Inc.	1,463	20,336
Colfax Corp. (a)	3,470	124,677
Colgate-Palmolive Co.	16,745	1,095,793
Collectors Universe, Inc.	287	6,093
Collegium Pharmaceutical, Inc. (a)	817	12,721
Colony Capital, Inc. Class A (b)	5,685	115,121

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Colony Starwood Homes	5,622	$161,970
Columbia Banking System, Inc.	2,957	132,119
Columbia Property Trust, Inc.	10,257	221,551
Columbia Sportswear Co.	1,368	79,754
Columbus McKinnon Corp.	1,046	28,284
Comcast Corp. Class A	38,940	2,688,807
Comerica, Inc.	6,248	425,551
Comfort Systems USA, Inc.	1,791	59,640
Commerce Bancshares, Inc.	3,082	178,170
CommerceHub, Inc. Series A (a)	369	5,539
CommerceHub, Inc. Series C (a)	1,062	15,962
Commercial Metals Co.	5,776	125,801
CommScope Holding Co., Inc. (a)	4,521	168,181
Communications Sales & Leasing, Inc. (a)	4,314	109,619
Community Bank System, Inc.	2,201	136,000
Community Health Systems, Inc. (a)	5,732	32,042
Community Healthcare Trust, Inc.	710	16,351
Community Trust Bancorp, Inc.	803	39,829
CommVault Systems, Inc. (a)	1,950	100,230
Compass Minerals International, Inc. (b)	1,189	93,158
Computer Programs & Systems, Inc. (b)	633	14,939
Computer Sciences Corp.	4,987	296,328
Compx International, Inc.	259	4,170
Comscore, Inc. (a)	2,458	77,624
Comtech Telecommunications Corp.	1,262	14,955
Conagra Brands, Inc.	15,519	613,776
Concert Pharmaceuticals, Inc. (a)	640	6,586
Concho Resources, Inc. (a)	5,024	666,182
ConforMIS, Inc. (a)	1,923	15,576
CONMED Corp.	1,447	63,914
Conn’s, Inc. (a) (b)	803	10,158
Connecticut Water Service, Inc.	630	35,185
ConnectOne Bancorp, Inc.	1,408	36,538
ConocoPhillips	23,919	1,199,299
CONSOL Energy, Inc.	8,014	146,095
Consolidated Communications Holdings, Inc.	2,584	69,380
Consolidated Edison, Inc.	10,855	799,796
Consolidated-Tomoka Land Co.	161	8,601
Constellation Brands, Inc. Class A	3,192	489,366
The Container Store Group, Inc. (a) (b)	1,014	6,439
Contango Oil & Gas Co. (a)	886	8,275
Continental Building Products, Inc. (a)	1,682	38,854
Continental Resources, Inc. (a)	3,060	157,712
Control4 Corp. (a)	1,200	12,240
Convergys Corp.	4,430	108,801
The Cooper Cos., Inc.	1,678	293,533
Cooper Tire & Rubber Co.	2,791	108,430
Cooper-Standard Holding, Inc. (a)	758	78,362
Copart, Inc. (a)	3,552	196,816

	Number of Shares	Value
Corcept Therapeutics, Inc. (a)	3,715	$26,971
Core-Mark Holding Co., Inc.	2,327	100,224
CoreCivic, Inc.	4,125	100,897
CoreLogic, Inc. (a)	3,120	114,910
CorEnergy Infrastructure Trust, Inc.	635	22,149
Coresite Realty Corp.	1,675	132,945
Corindus Vascular Robotics, Inc. (a) (b)	4,202	2,935
Cornerstone OnDemand, Inc. (a)	2,527	106,917
Corning, Inc.	18,344	445,209
Corporate Office Properties Trust	7,821	244,172
Corvel Corp. (a)	516	18,886
Corvus Pharmaceuticals, Inc. (a)	200	2,860
Costamare, Inc.	1,590	8,904
CoStar Group, Inc. (a)	1,157	218,083
Costco Wholesale Corp.	8,405	1,345,725
Cotiviti Holdings, Inc. (a)	659	22,670
Coty, Inc. Class A	16,179	296,237
County Bancorp, Inc.	239	6,446
Coupa Software, Inc. (a)	432	10,804
Cousins Properties, Inc.	33,329	283,630
Covanta Holding Corp. (b)	4,115	64,194
Covenant Transportation Group, Inc. Class A (a)	468	9,051
Cowen Group, Inc. Class A (a) (b)	1,360	21,080
CPI Card Group, Inc.	835	3,465
CRA International, Inc.	312	11,419
Cracker Barrel Old Country Store, Inc. (b)	964	160,969
Craft Brew Alliance, Inc. (a)	758	12,810
Crane Co.	1,719	123,974
Crawford & Co. Class B (b)	470	5,903
Cray, Inc. (a)	1,943	40,220
Credit Acceptance Corp. (a)	291	63,295
Cree, Inc. (a)	3,508	92,576
Crocs, Inc. (a)	3,531	24,223
Cross Country Healthcare, Inc. (a)	1,680	26,225
Crown Castle International Corp.	6,919	600,362
Crown Holdings, Inc. (a)	4,858	255,385
CryoLife, Inc.	1,517	29,051
CSG Systems International, Inc.	1,653	80,005
CSRA, Inc.	5,774	183,844
CSS Industries, Inc.	333	9,014
CST Brands, Inc.	2,629	126,586
CSW Industrials, Inc. (a)	725	26,716
CSX Corp.	18,405	661,292
CTS Corp.	1,538	34,451
CU Bancorp (a)	846	30,287
CubeSmart	14,695	393,385
Cubic Corp.	1,317	63,150
Cullen/Frost Bankers, Inc.	1,875	165,431
Culp, Inc.	578	21,473
Cummins, Inc.	5,622	768,359

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Curis, Inc. (a)	6,374	$19,632
Curtiss-Wright Corp.	2,181	214,523
Customers Bancorp, Inc. (a)	1,177	42,160
Cutera, Inc. (a)	447	7,755
CVB Financial Corp.	5,250	120,382
CVR Energy, Inc. (b)	629	15,970
CVS Health Corp.	17,339	1,368,220
Cynosure Inc. Class A (a)	1,233	56,225
Cypress Semiconductor Corp.	11,003	125,874
CyrusOne, Inc.	2,496	111,646
CYS Investments, Inc.	7,815	60,410
Cytokinetics, Inc. (a)	1,892	22,988
CytomX Therapeutics, Inc. (a)	1,104	12,133
D.R. Horton, Inc.	12,105	330,830
Daily Journal Corp. (a) (b)	66	15,959
Daktronics, Inc.	1,958	20,951
Dana, Inc.	7,514	142,616
Danaher Corp.	11,675	908,782
Darden Restaurants, Inc.	4,189	304,624
Darling Ingredients, Inc. (a)	8,254	106,559
Datalink Corp. (a)	1,269	14,289
Dave & Buster’s Entertainment, Inc. (a)	1,947	109,616
DaVita, Inc. (a)	5,965	382,953
Dawson Geophysical Co. (a)	793	6,376
DCT Industrial Trust, Inc.	7,501	359,148
DDR Corp.	25,599	390,897
Dean Foods Co.	4,688	102,105
Deckers Outdoor Corp. (a)	1,638	90,729
Deere & Co.	6,068	625,247
Del Frisco’s Restaurant Group, Inc. (a)	1,281	21,777
Del Taco Restaurants, Inc. (a)	1,338	18,893
Delek US Holdings, Inc.	3,258	78,420
Dell Technologies ,Inc. Class V (a)	4,180	229,775
Delta Air Lines, Inc.	14,869	731,406
Delta Apparel, Inc. (a)	307	6,364
Delta Natural Gas Co., Inc.	264	7,743
Deltic Timber Corp.	509	39,229
Deluxe Corp.	2,406	172,294
Denbury Resources, Inc. (a)	18,498	68,073
Denny’s Corp. (a)	3,641	46,714
DENTSPLY SIRONA, Inc.	8,234	475,349
DepoMed, Inc. (a) (b)	3,143	56,637
Dermira, Inc. (a)	1,189	36,062
Destination XL Group, Inc. (a)	1,421	6,039
Devon Energy Corp.	18,659	852,157
DeVry Education Group, Inc.	3,228	100,714
Dexcom, Inc. (a)	2,903	173,309
DHI Group, Inc. (a)	2,594	16,213
DHT Holdings, Inc.	4,808	19,905
Diamond Hill Investment Group, Inc.	147	30,926
Diamond Offshore Drilling, Inc. (b)	2,269	40,161
Diamondback Energy, Inc. (a)	2,809	283,878

	Number of Shares	Value
DiamondRock Hospitality Co.	19,672	$226,818
Dick’s Sporting Goods, Inc.	3,084	163,760
Diebold Nixdorf, Inc.	3,502	88,075
Digi International, Inc. (a)	1,439	19,786
Digimarc Corp. (a)	521	15,630
Digital Realty Trust, Inc.	13,156	1,292,709
DigitalGlobe, Inc. (a)	3,222	92,310
Dillard’s, Inc. Class A (b)	670	42,002
Dime Community Bancshares, Inc.	1,560	31,356
Dimension Therapeutics, Inc. (a)	524	2,279
DineEquity, Inc.	900	69,300
Diodes, Inc. (a)	1,835	47,104
Diplomat Pharmacy, Inc. (a)	2,363	29,774
Discover Financial Services	7,911	570,304
Discovery Communications, Inc. Series A (a)	5,286	144,889
Discovery Communications, Inc. Series C (a)	7,948	212,847
DISH Network Corp. Class A (a)	4,230	245,044
DMC Global, Inc.	548	8,686
Dolby Laboratories, Inc. Class A	1,791	80,935
Dollar General Corp.	10,140	751,070
Dollar Tree, Inc. (a)	8,078	623,460
Dominion Resources, Inc.	11,868	908,970
Domino’s Pizza, Inc.	1,763	280,740
Domtar Corp.	2,201	85,905
Donaldson Co., Inc.	4,481	188,560
Donegal Group, Inc. Class A	322	5,629
Donnelley Financial Solutions, Inc. (a)	919	21,119
Dorian LPG Ltd. (a) (b)	949	7,791
Dorman Products, Inc. (a)	1,348	98,485
Douglas Dynamics, Inc.	1,067	35,905
Douglas Emmett, Inc.	11,606	424,315
Dover Corp.	5,493	411,590
The Dow Chemical Co.	21,649	1,238,756
Dr. Pepper Snapple Group, Inc.	6,610	599,329
Dril-Quip, Inc. (a)	1,333	80,047
DSP Group, Inc. (a)	1,262	16,469
DST Systems, Inc.	1,160	124,294
DSW, Inc. Class A	3,461	78,392
DTE Energy Co.	6,411	631,548
Ducommun, Inc. (a)	633	16,179
Duke Energy Corp.	13,305	1,032,734
Duke Realty Corp.	29,094	772,737
Duluth Holdings, Inc. Class B (a) (b)	566	14,376
The Dun & Bradstreet Corp.	1,284	155,775
Dunkin’ Brands Group, Inc.	3,238	169,801
DuPont Fabros Technology, Inc.	7,307	320,997
Durect Corp. (a)	4,964	6,652
DXP Enterprises, Inc. (a)	704	24,457
Dycom Industries, Inc. (a) (b)	1,537	123,406
Dynavax Technologies Corp. (a) (b)	1,961	7,746
Dynegy, Inc. (a)	6,008	50,828

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Dynex Capital, Inc.	2,437	$16,620
E*TRADE Financial Corp. (a)	10,020	347,193
E.I. du Pont de Nemours & Co.	16,868	1,238,111
The E.W. Scripps Co. Class A (a)	3,173	61,334
Eagle Bancorp, Inc. (a)	1,579	96,240
Eagle Materials, Inc.	1,650	162,574
Eagle Pharmaceuticals, Inc. (a) (b)	425	33,719
EarthLink Holdings Corp.	5,066	28,572
Earthstone Energy, Inc. (a) (b)	347	4,768
East West Bancorp, Inc.	5,180	263,299
Easterly Government Properties, Inc.	1,574	31,511
EastGroup Properties, Inc.	3,189	235,476
Eastman Chemical Co.	5,250	394,852
Eastman Kodak Co. (a)	670	10,385
Eaton Vance Corp.	3,873	162,201
eBay, Inc. (a)	20,588	611,258
Ebix, Inc. (b)	1,210	69,030
Echo Global Logistics, Inc. (a)	1,372	34,369
EchoStar Corp. Class A (a)	1,604	82,430
Eclipse Resources Corp. (a)	2,255	6,021
Ecolab, Inc.	5,024	588,913
Edge Therapeutics, Inc. (a)	639	7,988
Edgewell Personal Care Co. (a)	2,082	151,965
Edison International	11,261	810,679
Editas Medicine, Inc. (a)	339	5,502
Education Realty Trust, Inc.	7,072	299,146
Edwards Lifesciences Corp. (a)	7,507	703,406
Egalet Corp. (a) (b)	870	6,656
eHealth, Inc. (a)	710	7,562
Eiger BioPharmaceuticals, Inc. (a)	315	3,670
El Paso Electric Co.	2,090	97,185
El Pollo Loco Holdings, Inc. (a)	1,189	14,625
Eldorado Resorts, Inc. (a) (b)	1,477	25,035
Electro Scientific Industries, Inc. (a)	1,076	6,370
Electronic Arts, Inc. (a)	10,349	815,087
Electronics for Imaging, Inc. (a)	2,379	104,343
elf Beauty, Inc. (a)	486	14,065
Eli Lilly & Co.	18,818	1,384,064
Ellie Mae, Inc. (a)	1,637	136,984
EMC Insurance Group, Inc.	324	9,723
EMCOR Group, Inc.	3,044	215,393
EMCORE Corp.	1,023	8,900
Emergent BioSolutions, Inc. (a)	1,554	51,033
Emerson Electric Co.	12,356	688,847
The Empire District Electric Co.	2,260	77,043
Empire Resorts, Inc. (a)	198	4,505
Empire State Realty Trust, Inc. Class A	10,015	202,203
Employers Holdings, Inc.	1,547	61,261
Enanta Pharmaceuticals, Inc. (a)	801	26,833
Encore Capital Group, Inc. (a) (b)	1,171	33,549
Encore Wire Corp.	977	42,353
Endocyte, Inc. (a)	1,712	4,366

	Number of Shares	Value
Endologix, Inc. (a)	3,901	$22,314
Endurance International Group Holdings, Inc. (a)	2,953	27,463
Energen Corp.	3,519	202,941
Energizer Holdings, Inc.	2,170	96,804
Energous Corp. (a) (b)	860	14,491
Energy Recovery, Inc. (a)	1,678	17,367
EnerNOC, Inc. (a)	1,049	6,294
EnerSys	2,188	170,883
Engility Holdings, Inc. (a)	871	29,353
Ennis, Inc.	1,304	22,624
Enova International, Inc. (a)	1,555	19,515
EnPro Industries, Inc.	1,127	75,915
The Ensign Group, Inc.	2,529	56,169
Entegris, Inc. (a)	7,157	128,110
Entellus Medical, Inc. (a)	293	5,558
Entercom Communications Corp. Class A	1,401	21,435
Entergy Corp.	6,359	467,196
Enterprise Bancorp, Inc.	544	20,433
Enterprise Financial Services Corp.	952	40,936
Entravision Communications Corp. Class A	3,232	22,624
Envestnet, Inc. (a)	2,127	74,977
Envision Healthcare Corp. (a)	4,178	264,426
Enzo Biochem, Inc. (a)	1,549	10,750
EOG Resources, Inc.	10,604	1,072,064
EP Energy Corp. Class A (a) (b)	1,528	10,008
EPAM Systems, Inc. (a)	2,407	154,794
Epizyme, Inc. (a)	2,098	25,386
ePlus, Inc. (a)	306	35,251
EPR Properties	5,195	372,845
EQT Corp.	6,165	403,191
Equifax, Inc.	4,229	499,995
Equinix, Inc.	2,466	881,373
Equity Bancshares, Inc. Class A (a)	209	7,031
Equity Commonwealth (a)	10,161	307,269
Equity Lifestyle Properties, Inc.	6,312	455,095
Equity One, Inc.	7,656	234,963
Equity Residential	23,888	1,537,432
Era Group, Inc. (a)	760	12,897
Erie Indemnity Co. Class A	862	96,932
Escalade, Inc.	406	5,359
ESCO Technologies, Inc.	1,248	70,699
Esperion Therapeutics, Inc. (a)	556	6,961
ESSA Bancorp, Inc.	724	11,381
Essendant, Inc.	1,793	37,474
Essex Property Trust, Inc.	5,446	1,266,195
The Estee Lauder Cos., Inc. Class A	4,175	319,346
Esterline Technologies Corp. (a)	1,486	132,551
Ethan Allen Interiors, Inc.	1,180	43,483
Etsy, Inc. (a)	5,391	63,506
Euronet Worldwide, Inc. (a)	1,760	127,477

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
EverBank Financial Corp.	5,201	$101,159
Everbridge, Inc. (a)	438	8,081
Evercore Partners, Inc. Class A	1,965	134,995
Eversource Energy	11,320	625,204
Evolent Health, Inc. Class A (a)	820	12,136
Evolution Petroleum Corp.	982	9,820
Exa Corp. (a)	545	8,371
Exact Sciences Corp. (a) (b)	5,348	71,449
Exactech, Inc. (a)	587	16,025
Exar Corp. (a)	2,166	23,349
EXCO Resources, Inc. (a)	5,532	4,833
Exelixis, Inc. (a)	11,413	170,168
Exelon Corp.	17,107	607,127
Exlservice Holdings, Inc. (a)	1,662	83,831
The ExOne Co. (a)	429	4,007
Expedia, Inc.	4,233	479,514
Expeditors International of Washington, Inc.	6,517	345,140
Exponent, Inc.	1,323	79,777
Express Scripts Holding Co. (a)	12,202	839,376
Express, Inc. (a)	3,563	38,338
Extended Stay America, Inc.	2,601	42,006
Exterran Corp. (a)	1,586	37,905
Extra Space Storage, Inc.	9,882	763,286
Extraction Oil & Gas, Inc. (a)	1,404	28,136
Extreme Networks, Inc. (a)	5,209	26,201
Exxon Mobil Corp.	67,390	6,082,621
EZCORP, Inc. Class A (a)	2,506	26,689
F.N.B. Corp.	10,609	170,062
F5 Networks, Inc. (a)	2,409	348,630
Facebook, Inc. Class A (a)	36,263	4,172,058
FactSet Research Systems, Inc.	1,412	230,763
Fair Isaac Corp.	1,547	184,433
Fairmount Santrol Holdings, Inc. (a)	4,555	53,703
Fairpoint Communications, Inc. (a)	1,181	22,085
Farmer Bros Co. (a)	456	16,735
Farmers Capital Bank Corp.	285	11,984
Farmers National Banc Corp.	1,442	20,476
Farmland Partners, Inc. (b)	459	5,122
Faro Technologies, Inc. (a)	800	28,800
Fastenal Co.	10,317	484,693
FB Financial Corp. (a)	337	8,745
FBL Financial Group, Inc. Class A	489	38,215
FBR & Co.	369	4,797
FCB Financial Holdings, Inc. Class A (a)	1,566	74,698
Federal Agricultural Mortgage Corp. Class C	457	26,172
Federal Realty Investment Trust	5,912	840,154
Federal Signal Corp.	2,899	45,253
Federal-Mogul Corp. (a)	1,710	17,630
Federated Investors, Inc. Class B	3,298	93,267
Federated National Holding Co.	764	14,279

	Number of Shares	Value
FedEx Corp.	4,813	$896,181
FelCor Lodging Trust, Inc.	13,166	105,460
Ferro Corp. (a)	3,999	57,306
Ferroglobe Representation & Warranty Insurance Trust (a) (c)	3,141	-
FibroGen, Inc. (a)	2,747	58,786
Fidelity & Guaranty Life (b)	682	16,163
Fidelity National Information Services, Inc.	11,553	873,869
Fidelity Southern Corp.	1,093	25,871
Fiesta Restaurant Group, Inc. (a)	1,281	38,238
Fifth Street Asset Management, Inc.	459	3,075
Fifth Third Bancorp	27,167	732,694
Financial Engines, Inc.	2,737	100,585
Financial Institutions, Inc.	737	25,205
Finisar Corp. (a)	5,383	162,943
The Finish Line, Inc. Class A (b)	2,007	37,752
FireEye, Inc. (a)	5,345	63,605
First American Financial Corp.	3,764	137,875
First Bancorp	1,033	28,036
First Bancorp, Inc.	400	13,240
First Busey Corp.	1,522	46,847
First Business Financial Services, Inc.	315	7,472
First Citizens BancShares, Inc. Class A	385	136,675
First Commonwealth Financial Corp.	4,432	62,846
First Community Bancshares, Inc.	829	24,986
First Community Financial Partners, Inc. (a)	532	6,224
First Connecticut Bancorp, Inc.	547	12,390
First Data Corp. Class A (a)	11,050	156,799
First Defiance Financial Corp.	457	23,188
First Financial Bancorp	2,999	85,322
First Financial Bankshares, Inc.	3,256	147,171
First Financial Corp.	518	27,350
First Financial Northwest, Inc.	360	7,106
First Foundation, Inc. (a)	722	20,577
First Hawaiian, Inc.	863	30,050
First Horizon National Corp.	8,136	162,801
First Industrial Realty Trust, Inc.	11,217	314,637
First Internet Bancorp (b)	212	6,784
First Interstate BancSystem, Inc. Class A	968	41,188
First Merchants Corp.	1,987	74,811
First Mid-Illinois Bancshares, Inc.	311	10,574
First Midwest Bancorp, Inc.	4,195	105,840
First NBC Bank Holding Co. (a) (b)	613	4,475
First Northwest Bancorp (a)	429	6,692
The First of Long Island Corp.	1,078	30,777
First Potomac Realty Trust	5,508	60,423
First Republic Bank	5,215	480,510
First Solar, Inc. (a) (b)	2,671	85,712
FirstCash, Inc.	2,397	112,659
FirstEnergy Corp.	15,237	471,890
Fiserv, Inc. (a)	7,899	839,506

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Fitbit, Inc. Class A (a) (b)	4,450	$32,574
Five Below, Inc. (a)	2,710	108,292
Five Prime Therapeutics, Inc. (a)	1,389	69,603
Five9, Inc. (a)	1,645	23,343
Flagstar Bancorp, Inc. (a)	1,016	27,371
FleetCor Technologies, Inc. (a)	3,281	464,327
Flex Pharma, Inc. (a)	446	2,355
Flexion Therapeutics, Inc. (a)	1,195	22,729
Flexsteel Industries, Inc.	352	21,708
FLIR Systems, Inc.	4,839	175,123
Flotek Industries, Inc. (a) (b)	2,634	24,733
Flowers Foods, Inc.	6,099	121,797
Flowserve Corp.	4,702	225,931
Fluidigm Corp. (a) (b)	1,723	12,543
Fluor Corp.	5,022	263,755
Flushing Financial Corp.	1,580	46,436
FMC Corp.	4,719	266,907
FMC Technologies, Inc. (a)	8,123	288,610
FNF Group	9,421	319,937
FNFV Group (a)	3,173	43,470
Fogo De Chao, Inc. (a)	272	3,903
Foot Locker, Inc.	4,841	343,178
Ford Motor Co.	74,904	908,586
Forest City Realty Trust, Inc.	19,245	401,066
Forestar Group, Inc. (a)	1,776	23,621
Formfactor, Inc. (a)	3,308	37,050
Forrester Research, Inc.	515	22,119
Forterra, Inc. (a)	934	20,230
Fortinet, Inc. (a)	5,115	154,064
Fortive Corp.	5,837	313,038
Fortress Biotech, Inc. (a)	1,908	5,152
Fortune Brands Home & Security, Inc.	5,495	293,763
Forum Energy Technologies, Inc. (a)	2,934	64,548
Forward Air Corp.	1,550	73,439
Fossil Group, Inc. (a)	2,006	51,875
Foundation Medicine, Inc. (a)	733	12,974
Four Corners Property Trust, Inc.	5,882	120,699
Fox Factory Holding Corp. (a)	1,111	30,830
Francesca’s Holdings Corp. (a)	1,936	34,906
Franklin Covey Co. (a)	400	8,060
Franklin Electric Co., Inc.	2,347	91,298
Franklin Financial Network, Inc. (a)	506	21,176
Franklin Resources, Inc.	6,948	275,002
Franklin Street Properties Corp.	10,108	131,000
Fred’s, Inc. Class A (b)	1,895	35,171
Freeport-McMoRan, Inc. (a)	47,472	626,156
FreightCar America, Inc.	469	7,002
Freshpet, Inc. (a)	877	8,902
Frontier Communications Corp. (b)	41,251	139,428
FRP Holdings, Inc. (a)	247	9,312
FTD Cos., Inc. (a)	928	22,124
FTI Consulting, Inc. (a)	2,104	94,848
FuelCell Energy, Inc. (a) (b)	1,131	1,979

	Number of Shares	Value
Fulton Financial Corp.	8,763	$164,744
FutureFuel Corp.	1,425	19,808
G&K Services, Inc. Class A	989	95,389
G-III Apparel Group Ltd. (a)	2,061	60,923
Gaia, Inc. (a)	462	3,996
Gain Capital Holdings, Inc.	1,452	9,554
Galena Biopharma, Inc. (a)	776	1,505
GAMCO Investors, Inc. Class A	173	5,344
GameStop Corp. Class A	3,610	91,189
Gaming and Leisure Properties, Inc.	16,332	500,086
Gannett Co., Inc.	6,062	58,862
The Gap, Inc.	7,856	176,289
Gartner, Inc. (a)	2,877	290,778
GATX Corp. (b)	2,097	129,133
GCP Applied Technologies, Inc. (a)	3,588	95,979
Gencor Industries, Inc. (a)	450	7,065
Gener8 Maritime, Inc. (a)	1,547	6,931
Generac Holdings, Inc. (a)	3,292	134,116
General Cable Corp.	2,336	44,501
General Communication, Inc. Class A (a)	1,511	29,389
General Dynamics Corp.	4,706	812,538
General Electric Co.	148,722	4,699,615
General Growth Properties, Inc.	44,246	1,105,265
General Mills, Inc.	11,465	708,193
General Motors Co.	27,039	942,039
Genesco, Inc. (a)	983	61,044
Genesee & Wyoming, Inc. Class A (a)	1,998	138,681
Genesis Healthcare, Inc. (a)	1,742	7,404
Genie Energy Ltd. Class B	814	4,681
GenMark Diagnostics, Inc. (a)	2,010	24,602
Genomic Health, Inc. (a)	908	26,686
Gentex Corp.	10,001	196,920
Gentherm, Inc. (a)	1,741	58,933
Genuine Parts Co.	5,240	500,630
Genworth Financial, Inc. Class A (a)	25,297	96,382
The Geo Group, Inc.	3,784	135,959
Geospace Technologies Corp. (a)	775	15,779
German American Bancorp Inc.	717	37,721
Geron Corp. (a) (b)	8,184	16,941
Getty Realty Corp.	2,437	62,119
Gibraltar Industries, Inc. (a)	1,645	68,514
Gigamon, Inc. (a)	1,652	75,249
GigPeak, Inc. (a)	2,294	5,781
Gilead Sciences, Inc.	21,407	1,532,955
Glacier Bancorp, Inc.	3,956	143,326
Gladstone Commercial Corp.	1,151	23,135
Glaukos Corp. (a)	804	27,577
Global Blood Therapeutics, Inc. (a)	867	12,528
Global Brass & Copper Holdings, Inc.	1,023	35,089
Global Eagle Entertainment, Inc. (a)	2,452	15,840
Global Medical REIT, Inc. (b)	761	6,788
Global Net Lease, Inc. (b)	8,822	69,076

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Global Payments, Inc.	5,498	$381,616
Global Water Resources, Inc.	624	5,678
Globalstar, Inc. (a) (b)	18,725	29,585
Globus Medical, Inc. Class A (a)	3,583	88,894
Glu Mobile, Inc. (a) (b)	6,295	12,212
GlycoMimetics, Inc. (a)	691	4,215
GMS, Inc. (a)	277	8,111
GNC Holdings, Inc. Class A	3,543	39,115
GoDaddy, Inc. Class A (a)	1,644	57,458
Gogo, Inc. (a) (b)	2,707	24,959
Gold Resource Corp.	2,687	11,688
Golden Entertainment, Inc.	408	4,941
The Goldman Sachs Group, Inc.	7,443	1,782,226
The Goodyear Tire & Rubber Co.	9,577	295,642
GoPro, Inc. Class A (a) (b)	5,148	44,839
The Gorman-Rupp Co.	886	27,422
Government Properties Income Trust (b)	6,926	132,044
GP Strategies Corp. (a)	701	20,049
Graco, Inc.	1,951	162,109
Graham Corp.	370	8,196
Graham Holdings Co. Class B	153	78,328
Gramercy Property Trust	40,724	373,846
Grand Canyon Education, Inc. (a)	2,280	133,266
Granite Construction, Inc.	2,020	111,100
Graphic Packaging Holding Co.	11,260	140,525
Gray Television, Inc. (a)	3,072	33,331
Great Ajax Corp.	582	7,723
Great Lakes Dredge & Dock Co. (a)	3,709	15,578
Great Plains Energy, Inc.	7,613	208,216
Great Southern Bancorp, Inc.	542	29,620
Great Western Bancorp, Inc.	2,992	130,421
Green Bancorp, Inc. (a)	813	12,358
Green Brick Partners, Inc. (a)	915	9,196
Green Dot Corp. Class A (a)	2,064	48,607
Green Plains, Inc.	1,741	48,487
The Greenbrier Cos., Inc.	1,302	54,098
Greenhill & Co., Inc.	1,329	36,813
Greif, Inc.	310	20,941
Greif, Inc. Class A	1,220	62,598
Griffon Corp.	1,478	38,724
Group 1 Automotive, Inc.	1,079	84,097
Groupon, Inc. (a) (b)	12,930	42,928
GrubHub, Inc. (a)	4,043	152,098
GTT Communications, Inc. (a)	1,271	36,541
Guaranty Bancorp	874	21,151
Guess?, Inc.	3,273	39,603
Guidance Software, Inc. (a)	879	6,223
Guidewire Software, Inc. (a)	2,555	126,038
Gulfport Energy Corp. (a)	4,431	95,887
H&E Equipment Services, Inc.	1,549	36,014
H&R Block, Inc.	7,422	170,632
H.B. Fuller Co.	2,515	121,500

	Number of Shares	Value
The Habit Restaurants, Inc. Class A (a)	531	$9,160
The Hackett Group, Inc.	1,191	21,033
Haemonetics Corp. (a)	2,598	104,440
The Hain Celestial Group, Inc. (a)	3,594	140,274
Halliburton Co.	16,532	894,216
Hallmark Financial Services, Inc. (a)	539	6,269
Halozyme Therapeutics, Inc. (a)	5,648	55,802
Halyard Health, Inc. (a)	2,391	88,419
Hancock Holding Co.	3,898	168,004
Handy & Harman Ltd. (a)	192	4,906
Hanesbrands, Inc.	13,567	292,640
Hanmi Financial Corp.	1,529	53,362
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,227	42,291
The Hanover Insurance Group, Inc.	1,492	135,787
HarborOne Bancorp, Inc. (a)	734	14,196
Hardinge, Inc.	511	5,662
Harley-Davidson, Inc.	6,490	378,627
Harman International Industries, Inc.	2,486	276,344
Harmonic, Inc. (a)	4,068	20,340
Harris Corp.	4,464	457,426
Harsco Corp.	3,873	52,673
The Hartford Financial Services Group, Inc.	13,955	664,956
Hasbro, Inc.	4,034	313,805
Haverty Furniture Cos., Inc.	977	23,155
Hawaiian Electric Industries, Inc.	3,792	125,401
Hawaiian Holdings, Inc. (a)	2,640	150,480
Hawaiian Telcom Holdco, Inc. (a)	233	5,774
Hawkins, Inc.	498	26,867
Haynes International, Inc.	624	26,826
HC2 Holdings, Inc. (a)	1,300	7,709
HCA Holdings, Inc. (a)	5,915	437,828
HCI Group, Inc.	499	19,701
HCP, Inc.	38,679	1,149,540
HD Supply Holdings, Inc. (a)	7,236	307,602
Headwaters, Inc. (a)	3,776	88,812
Healthcare Realty Trust, Inc.	10,980	332,914
Healthcare Services Group, Inc.	3,528	138,192
Healthcare Trust of America, Inc. Class A	11,400	331,854
HealthEquity, Inc. (a)	2,201	89,185
HealthSouth Corp.	4,439	183,064
HealthStream, Inc. (a)	1,233	30,887
Heartland Express, Inc.	2,204	44,873
Heartland Financial USA, Inc.	1,170	56,160
Hecla Mining Co.	19,207	100,645
HEICO Corp.	686	52,925
HEICO Corp. Class A	1,350	91,665
Heidrick & Struggles International, Inc.	992	23,957
Helix Energy Solutions Group, Inc. (a)	5,663	49,948
Helmerich & Payne, Inc.	3,429	265,405

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Hemisphere Media Group, Inc. (a)	366	$4,099
Hennessy Advisors, Inc.	141	4,477
Henry Schein, Inc. (a)	2,932	444,814
Herc Holdings, Inc. (a)	849	34,096
Heritage Commerce Corp.	1,028	14,834
Heritage Financial Corp.	1,490	38,367
Heritage Insurance Holdings, Inc.	1,398	21,907
Heritage Oaks Bancorp	939	11,578
Heritage-Crystal Clean, Inc. (a)	500	7,850
Herman Miller, Inc.	3,043	104,071
Heron Therapeutics, Inc. (a) (b)	1,528	20,017
Hersha Hospitality Trust	3,688	79,292
The Hershey Co.	5,012	518,391
Hertz Global Holdings, Inc. (a)	2,548	54,935
Heska Corp. (a)	332	23,771
Hess Corp.	10,071	627,323
Hewlett Packard Enterprise Co.	33,298	770,516
Hexcel Corp.	3,273	168,363
HFF, Inc. Class A	1,728	52,272
Hibbett Sports, Inc. (a)	1,217	45,394
Highwoods Properties, Inc.	8,096	412,977
Hill International, Inc. (a)	1,258	5,472
Hill-Rom Holdings, Inc.	2,311	129,740
Hillenbrand, Inc.	3,006	115,280
Hilltop Holdings, Inc.	3,906	116,399
Hilton Worldwide Holdings, Inc.	18,723	509,266
Hingham Institution for Savings	52	10,233
HMS Holdings Corp. (a)	4,271	77,561
HNI Corp.	2,303	128,784
HollyFrontier Corp.	5,723	187,485
Hologic, Inc. (a)	9,995	400,999
Home Bancorp Inc.	224	8,649
Home Bancshares, Inc.	6,115	169,814
The Home Depot, Inc.	20,108	2,696,081
HomeStreet, Inc. (a)	1,139	35,992
HomeTrust Bancshares, Inc. (a)	653	16,913
Honeywell International, Inc.	12,295	1,424,376
Hooker Furniture Corp.	632	23,984
Hope Bancorp, Inc.	6,517	142,657
Horace Mann Educators Corp.	2,086	89,281
Horizon Bancorp	1,029	28,812
Horizon Global Corp. (a)	979	23,496
Hormel Foods Corp.	9,566	332,992
Hornbeck Offshore Services, Inc. (a) (b)	1,271	9,177
Hortonworks, Inc. (a)	2,160	17,950
Hospitality Properties Trust	13,427	426,173
Host Hotels & Resorts, Inc.	61,494	1,158,547
Houghton Mifflin Harcourt Co. (a)	6,355	68,952
Houlihan Lokey, Inc.	674	20,975
Hovnanian Enterprises, Inc. Class A (a)	4,802	13,109
The Howard Hughes Corp. (a)	1,276	145,592

	Number of Shares	Value
HP, Inc.	33,353	$494,959
HRG Group, Inc. (a)	6,059	94,278
HSN, Inc.	1,630	55,909
Hub Group, Inc. Class A (a)	1,733	75,819
Hubbell, Inc.	1,938	226,165
HubSpot, Inc. (a)	1,477	69,419
Hudson Pacific Properties, Inc.	11,271	392,005
Humana, Inc.	2,873	586,178
Huntington Bancshares, Inc.	38,476	508,653
Huntington Ingalls Industries, Inc.	1,675	308,518
Huntsman Corp.	6,997	133,503
Hurco Cos., Inc.	246	8,143
Huron Consulting Group, Inc. (a)	1,116	56,525
Hyatt Hotels Corp. Class A (a)	1,177	65,041
Hyster-Yale Materials Handling, Inc.	469	29,908
IAC/InterActiveCorp	2,485	161,003
IBERIABANK Corp.	2,229	186,679
ICF International, Inc. (a)	867	47,858
Iconix Brand Group, Inc. (a)	2,291	21,398
ICU Medical, Inc. (a)	744	109,628
IDACORP, Inc.	2,507	201,939
Idera Pharmaceuticals, Inc. (a)	3,497	5,246
IDEX Corp.	2,684	241,721
IDEXX Laboratories, Inc. (a)	3,182	373,153
IDT Corp. Class B	989	18,336
IES Holdings, Inc. (a)	310	5,937
Ignyta, Inc. (a)	1,151	6,100
II-VI, Inc. (a)	3,090	91,618
ILG, Inc.	5,718	103,896
Illinois Tool Works, Inc.	5,679	695,450
Illumina, Inc. (a)	5,199	665,680
Immersion Corp. (a)	1,762	18,730
Immune Design Corp. (a)	754	4,147
Immunogen, Inc. (a) (b)	3,292	6,716
Immunomedics, Inc. (a) (b)	4,916	18,042
Impac Mortgage Holdings, Inc. (a) (b)	381	5,342
Impax Laboratories, Inc. (a)	3,728	49,396
Imperva, Inc. (a)	1,472	56,525
Impinj, Inc. (a) (b)	280	9,895
INC Research Holdings, Inc. Class A (a)	2,092	110,039
Incyte Corp. (a)	5,825	584,073
Independence Contract Drilling, Inc. (a)	1,173	7,859
Independence Holding Co.	292	5,709
Independence Realty Trust, Inc.	2,782	24,815
Independent Bank Corp.	1,353	95,319
Independent Bank Corp.	1,112	24,130
Independent Bank Group, Inc.	554	34,570
Infinera Corp. (a)	7,299	61,969
Infinity Pharmaceuticals, Inc. (a)	3,356	4,531
Infinity Property & Casualty Corp.	526	46,235
Information Services Group, Inc. (a)	1,203	4,379
InfraREIT, Inc. (a)	1,924	34,459
Ingevity Corp. (a)	2,155	118,223

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Ingles Markets, Inc. Class A	681	$32,756
Ingredion, Inc.	2,580	322,397
InnerWorkings, Inc. (a)	2,072	20,409
Innophos Holdings, Inc.	932	48,706
Innospec, Inc.	1,219	83,501
Innoviva, Inc. (a) (b)	3,906	41,794
Inogen, Inc. (a)	867	58,236
Inotek Pharmaceuticals Corp. (a) (b)	683	4,166
Inovalon Holdings, Inc. Class A (a)	2,084	21,465
Inovio Pharmaceuticals, Inc. (a) (b)	3,183	22,090
Inphi Corp. (a)	2,041	91,069
Insight Enterprises, Inc. (a)	1,922	77,726
Insmed, Inc. (a)	2,975	39,359
Insperity, Inc.	754	53,496
Installed Building Products, Inc. (a)	965	39,854
Insteel Industries, Inc.	839	29,902
Instructure, Inc. (a)	609	11,906
Insulet Corp. (a)	2,893	109,008
Insys Therapeutics, Inc. (a) (b)	1,318	12,126
Integer Holdings Corp. (a)	1,467	43,203
Integra LifeSciences Holdings Corp. (a)	1,506	129,200
Integrated Device Technology, Inc. (a)	6,764	159,360
Intel Corp.	76,373	2,770,049
Inteliquent, Inc.	1,598	36,626
Intellia Therapeutics, Inc. (a)	273	3,579
Inter Parfums, Inc.	851	27,870
Interactive Brokers Group, Inc. Class A	2,231	81,454
Intercept Pharmaceuticals, Inc. (a) (b)	579	62,908
Intercontinental Exchange, Inc.	11,343	639,972
InterDigital, Inc.	1,725	157,579
Interface, Inc.	3,405	63,163
International Bancshares Corp.	2,883	117,626
International Business Machines Corp.	14,207	2,358,220
International Flavors & Fragrances, Inc.	2,856	336,522
International Paper Co.	14,610	775,207
International Speedway Corp. Class A	1,271	46,773
The Interpublic Group of Companies, Inc.	14,415	337,455
Intersect ENT, Inc. (a)	1,324	16,020
Intersil Corp. Class A	6,723	149,923
INTL. FCStone, Inc. (a)	723	28,631
Intra-Cellular Therapies, Inc. (a) (b)	1,771	26,724
IntraLinks Holdings, Inc. (a)	2,126	28,744
Intrawest Resorts Holdings, Inc. (a)	929	16,583
Intrexon Corp. (a) (b)	1,954	47,482
Intuit, Inc.	4,697	538,323
Intuitive Surgical, Inc. (a)	1,344	852,324
Invacare Corp.	1,699	22,172
InvenSense, Inc. (a)	3,938	50,367
Inventure Foods, Inc. (a)	741	7,299

	Number of Shares	Value
Invesco Mortgage Capital, Inc.	5,729	$83,643
Investment Technology Group, Inc.	1,607	31,722
Investors Bancorp, Inc.	14,921	208,148
Investors Real Estate Trust	11,502	82,009
Investors Title Co.	55	8,700
Invitae Corp. (a)	1,415	11,235
InVivo Therapeutics Holdings Corp. (a)	1,983	8,329
Ionis Pharmaceuticals, Inc. (a) (b)	4,252	203,373
IPG Photonics Corp. (a)	1,247	123,091
iRadimed Corp. (a) (b)	292	3,241
iRhythm Technologies, Inc. (a)	360	10,800
IRIDEX Corp. (a)	319	4,485
Iridium Communications, Inc. (a) (b)	3,946	37,882
iRobot Corp. (a)	1,392	81,362
Iron Mountain, Inc.	9,368	304,273
Ironwood Pharmaceuticals, Inc. (a)	6,573	100,501
Isle of Capri Casinos, Inc. (a)	1,210	29,875
Isramco, Inc. (a)	43	5,345
iStar, Inc. (a)	3,286	40,648
Itron, Inc. (a)	1,698	106,719
ITT, Inc.	3,189	123,000
Ixia (a)	3,106	50,007
IXYS Corp.	977	11,626
J Alexander’s Holdings, Inc. (a)	526	5,655
J&J Snack Foods Corp.	765	102,074
J.B. Hunt Transport Services, Inc.	3,187	309,362
The J.M. Smucker Co.	4,139	530,040
j2 Global, Inc.	2,346	191,903
Jabil Circuit, Inc.	6,601	156,246
Jack Henry & Associates, Inc.	2,781	246,897
Jack in the Box, Inc.	1,637	182,755
Jacobs Engineering Group, Inc. (a)	4,322	246,354
JAKKS Pacific, Inc. (a) (b)	588	3,028
Jamba, Inc. (a) (b)	500	5,150
Janus Capital Group, Inc.	7,186	95,358
JC Penney Co., Inc. (a)	10,862	90,263
JetBlue Airways Corp. (a)	11,625	260,632
Jive Software, Inc. (a)	3,403	14,803
John B Sanfilippo & Son, Inc.	431	30,338
John Bean Technologies Corp.	1,474	126,690
John Wiley & Sons, Inc. Class A	1,567	85,401
Johnson & Johnson	44,405	5,115,900
Johnson Outdoors, Inc. Class A	192	7,620
Jones Energy, Inc. Class A (a) (b)	2,858	14,290
Jones Lang LaSalle, Inc.	1,590	160,654
Joy Global, Inc.	4,938	138,264
JP Morgan Chase & Co.	58,829	5,076,354
Juniper Networks, Inc.	13,389	378,373
Juno Therapeutics, Inc. (a) (b)	2,217	41,790
K12, Inc. (a)	1,688	28,966
K2M Group Holdings, Inc. (a)	1,302	26,092
Kadant, Inc.	526	32,191

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Kaiser Aluminum Corp.	902	$70,076
Kaman Corp.	1,446	70,753
Kansas City Southern	3,865	327,945
KapStone Paper and Packaging Corp.	4,418	97,417
KAR Auction Services, Inc.	4,864	207,304
Karyopharm Therapeutics, Inc. (a)	1,442	13,555
Kate Spade & Co. (a)	4,518	84,351
KB Home	3,968	62,734
KBR, Inc.	5,037	84,068
KCG Holdings, Inc. Class A (a)	2,505	33,191
Kearny Financial Corp.	4,378	68,078
Kellogg Co.	8,858	652,923
Kelly Services, Inc. Class A	1,412	32,363
Kemper Corp.	2,042	90,461
Kennametal, Inc.	3,970	124,102
Kennedy-Wilson Holdings, Inc.	4,187	85,833
Keryx Biopharmaceuticals, Inc. (a) (b)	4,082	23,921
KeyCorp	38,421	701,952
Keysight Technologies, Inc. (a)	6,212	227,173
The KEYW Holding Corp. (a)	1,875	22,106
Kforce, Inc.	1,217	28,113
Kilroy Realty Corp.	7,637	559,181
Kimball Electronics, Inc. (a)	1,481	26,954
Kimball International, Inc. Class B	1,854	32,556
Kimberly-Clark Corp.	6,929	790,737
Kimco Realty Corp.	34,625	871,165
Kinder Morgan, Inc.	37,103	768,403
Kindred Healthcare, Inc.	4,503	35,349
Kinsale Capital Group, Inc.	335	11,393
Kirby Corp. (a)	1,863	123,889
Kirkland’s, Inc. (a)	581	9,011
Kite Pharma, Inc. (a) (b)	1,984	88,963
Kite Realty Group Trust	8,028	188,497
KLA-Tencor Corp.	5,584	439,349
KLX, Inc. (a)	2,678	120,805
KMG Chemicals, Inc.	531	20,651
Knight Transportation, Inc.	3,374	111,511
Knoll, Inc.	2,516	70,272
Knowles Corp. (a)	4,614	77,100
Kohl’s Corp.	6,625	327,142
Kona Grill, Inc. (a)	361	4,531
Kopin Corp. (a)	2,451	6,961
Koppers Holdings, Inc. (a)	983	39,615
Korn/Ferry International	2,742	80,697
The Kraft Heinz Co.	9,629	840,804
Kraton Corp. (a)	1,423	40,527
Kratos Defense & Security Solutions, Inc. (a)	2,561	18,951
The Kroger Co.	18,334	632,706
Kronos Worldwide, Inc.	869	10,376
KVH Industries, Inc. (a)	588	6,938
L Brands, Inc.	8,640	568,858
L3 Technologies, Inc.	2,745	417,542

	Number of Shares	Value
La Jolla Pharmaceutical Co. (a)	734	$12,867
La Quinta Holdings, Inc. (a)	4,063	57,735
La-Z-Boy, Inc.	2,545	79,022
Laboratory Corporation of America Holdings (a)	3,660	469,871
Ladder Capital Corp.	1,886	25,876
Ladenburg Thalmann Financial Services, Inc. (a)	6,178	15,074
Lake Sunapee Bank Group	306	7,219
Lakeland Bancorp, Inc.	1,921	37,459
Lakeland Financial Corp.	1,196	56,643
Lam Research Corp.	5,660	598,432
Lamar Advertising Co.Class A	2,896	194,727
Lamb Weston Holdings, Inc. (a)	5,233	198,069
Lancaster Colony Corp.	942	133,189
Landauer, Inc.	486	23,377
Landec Corp. (a)	1,429	19,720
Lands’ End, Inc. (a) (b)	590	8,939
Landstar System, Inc.	1,489	127,012
Lannett Co., Inc. (a) (b)	1,332	29,371
Laredo Petroleum, Inc. (a)	5,071	71,704
Las Vegas Sands Corp.	7,001	373,923
LaSalle Hotel Properties	10,721	326,669
Lattice Semiconductor Corp. (a)	5,741	42,254
Lawson Products, Inc. (a)	293	6,973
Layne Christensen Co. (a)	707	7,685
LCI Industries	1,185	127,684
LCNB Corp.	343	7,975
Lear Corp.	2,649	350,648
LegacyTexas Financial Group, Inc.	2,292	98,694
Legg Mason, Inc.	3,712	111,026
Leggett & Platt, Inc.	4,790	234,135
Leidos Holdings, Inc.	4,660	238,312
LeMaitre Vascular, Inc.	781	19,791
LendingClub Corp. (a)	16,635	87,334
LendingTree, Inc. (a) (b)	305	30,912
Lennar Corp.	350	12,075
Lennar Corp. Class A	6,507	279,346
Lennox International, Inc.	1,402	214,744
Leucadia National Corp.	11,846	275,419
Level 3 Communications, Inc. (a)	10,429	587,778
Lexicon Pharmaceuticals, Inc. (a)	2,026	28,020
Lexington Realty Trust	22,637	244,480
LGI Homes, Inc. (a) (b)	746	21,433
LHC Group, Inc. (a)	724	33,087
Libbey, Inc.	1,153	22,437
Liberty Braves Group Class C (a)	1,533	31,564
Liberty Braves Group Class A (a)	361	7,397
Liberty Broadband Corp. Class A (a)	897	64,997
Liberty Broadband Corp. Class C (a)	3,722	275,689
Liberty Expedia Holdings, Inc. Class A (a)	1,880	74,580
Liberty Interactive Corp. QVC Group Class A (a)	15,956	318,801

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Liberty Media Group Class C (a)	2,394	$75,004
Liberty Media Group Class A (a)	1,098	34,422
Liberty Property Trust	12,308	486,166
Liberty SiriusXM Group Class A (a)	3,209	110,775
Liberty SiriusXM Group Class C (a)	6,634	225,025
Liberty Tax, Inc.	393	5,266
Liberty TripAdvisor Holdings, Inc. Class A (a)	3,716	55,926
Liberty Ventures Series A (a)	2,820	103,973
Life Storage, Inc.	3,813	325,096
LifeLock, Inc. (a)	4,352	104,100
LifePoint Health, Inc. (a)	1,323	75,146
Lifetime Brands, Inc.	432	7,668
Lifevantage Corp. (a)	536	4,368
Lifeway Foods, Inc. (a)	316	3,637
Ligand Pharmaceuticals, Inc. (a)	962	97,749
Limelight Networks, Inc. (a)	3,125	7,875
Limoneira Co.	726	15,616
Lincoln Electric Holdings, Inc.	2,157	165,377
Lincoln National Corp.	8,523	564,819
Lindblad Expeditions Holdings, Inc. (a)	587	5,547
Lindsay Corp. (b)	512	38,200
Linear Technology Corp.	8,505	530,287
Lion Biotechnologies, Inc. (a)	2,690	18,696
Lionbridge Technologies, Inc. (a)	3,239	18,786
Lipocine, Inc. (a) (b)	902	3,319
Liquidity Services, Inc. (a)	1,454	14,177
Lithia Motors, Inc. Class A	1,202	116,390
Littelfuse, Inc.	1,105	167,706
Live Nation Entertainment, Inc. (a)	4,632	123,211
Live Oak Bancshares, Inc. (b)	1,125	20,813
LivePerson, Inc. (a)	2,694	20,340
LKQ Corp. (a)	10,954	335,740
Lockheed Martin Corp.	4,906	1,226,206
Loews Corp.	10,013	468,909
LogMeIn, Inc.	1,266	122,232
Loral Space & Communications, Inc. (a)	642	26,354
Louisiana-Pacific Corp. (a)	7,172	135,766
Lowe’s Cos., Inc.	17,255	1,227,176
Loxo Oncology, Inc. (a)	710	22,802
LPL Financial Holdings, Inc.	3,034	106,827
LSB Industries, Inc. (a) (b)	809	6,812
LSC Communications, Inc.	919	27,276
LSI Industries, Inc.	1,386	13,500
LTC Properties, Inc.	3,794	178,242
Luby’s, Inc. (a)	1,205	5,157
Lumber Liquidators Holdings, Inc. (a) (b)	1,316	20,714
Lumentum Holdings, Inc. (a)	2,551	98,596
Luminex Corp. (a)	1,896	38,356
Lumos Networks Corp. (a)	1,087	16,979

	Number of Shares	Value
Lydall, Inc. (a)	806	$49,851
M&T Bank Corp.	5,321	832,364
M.D.C. Holdings, Inc.	2,158	55,374
M/I Homes, Inc. (a)	1,152	29,007
Macatawa Bank Corp.	1,040	10,826
The Macerich Co.	11,911	843,775
Mack-Cali Realty Corp.	8,650	251,023
MACOM Technology Solutions Holdings, Inc. (a)	1,114	51,556
Macquarie Infrastructure Corp.	2,636	215,361
MacroGenics, Inc. (a)	1,532	31,314
Macy’s, Inc.	11,038	395,271
The Madison Square Garden Co. Class A (a)	686	117,656
Magellan Health, Inc. (a)	1,169	87,967
Maiden Holdings Ltd.	3,450	60,202
MainSource Financial Group, Inc.	1,157	39,801
Malibu Boats, Inc. Class A (a)	1,044	19,920
Mammoth Energy Services, Inc. (a)	393	5,974
Manhattan Associates, Inc. (a)	2,531	134,219
The Manitowoc Co., Inc. (a)	6,139	36,711
Manitowoc Foodservice, Inc. (a)	4,461	86,231
Manning & Napier, Inc.	694	5,240
MannKind Corp. (a) (b)	12,756	8,122
ManpowerGroup, Inc.	2,383	211,777
ManTech International Corp. Class A	1,310	55,347
Marathon Oil Corp.	30,269	523,956
Marathon Petroleum Corp.	18,759	944,516
Marchex, Inc. Class B (a)	1,799	4,767
Marcus & Millichap, Inc. (a)	768	20,521
The Marcus Corp.	941	29,641
Marine Products Corp.	484	6,713
MarineMax, Inc. (a)	1,217	23,549
Markel Corp. (a)	488	441,396
MarketAxess Holdings, Inc.	1,294	190,114
Marlin Business Services Corp.	332	6,939
Marriott International, Inc. Class A	11,501	950,903
Marriott Vacations Worldwide Corp.	1,144	97,068
Marsh & McLennan Cos., Inc.	10,053	679,482
Marten Transport Ltd.	1,143	26,632
Martin Marietta Materials, Inc.	2,269	502,652
Masco Corp.	11,798	373,053
Masimo Corp. (a)	2,043	137,698
MasTec, Inc. (a)	3,359	128,482
MasterCard, Inc. Class A	15,571	1,607,706
Matador Resources Co. (a) (b)	4,209	108,424
Match Group, Inc. (a)	1,047	17,904
Materion Corp.	953	37,739
Matrix Service Co. (a)	1,321	29,987
Matson, Inc.	2,226	78,778
Mattel, Inc.	12,241	337,240
Matthews International Corp. Class A	1,611	123,805
Maxim Integrated Products, Inc.	10,133	390,830

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MAXIMUS, Inc.	3,191	$178,026
MaxLinear, Inc. Class A (a)	2,678	58,380
Maxwell Technologies, Inc. (a)	1,229	6,292
MB Financial, Inc.	3,802	179,568
MBIA, Inc. (a)	6,958	74,451
MBT Financial Corp.	696	7,900
MCBC Holdings, Inc.	439	6,401
McCormick & Co., Inc.	4,147	387,040
McDonald’s Corp.	13,433	1,635,065
McGrath RentCorp	1,133	44,402
McKesson Corp.	4,335	608,851
MDU Resources Group, Inc.	6,853	197,161
Mead Johnson Nutrition Co.	6,681	472,748
MedEquities Realty Trust, Inc.	1,039	11,533
Media General, Inc. (a)	5,421	102,077
Medical Properties Trust, Inc.	29,819	366,774
The Medicines Co. (a)	3,391	115,091
MediciNova, Inc. (a)	1,825	11,005
Medidata Solutions, Inc. (a)	2,758	136,990
Medifast, Inc.	539	22,439
Medley Management, Inc. Class A	421	4,168
MEDNAX, Inc. (a)	3,319	221,245
Medpace Holdings, Inc. (a)	409	14,753
MeetMe, Inc. (a)	2,433	11,995
Mentor Graphics Corp.	5,335	196,808
Mercantile Bank Corp.	811	30,575
Merchants Bancshares, Inc.	225	12,195
Merck & Co., Inc.	44,770	2,635,610
Mercury Computer Systems, Inc. (a)	2,096	63,341
Mercury General Corp.	962	57,922
Meredith Corp.	1,882	111,320
Meridian Bancorp, Inc.	2,385	45,076
Meridian Bioscience, Inc.	2,002	35,435
Merit Medical Systems, Inc. (a)	2,274	60,261
Meritage Home Corp. (a)	1,970	68,556
Meritor, Inc. (a)	3,960	49,183
Merrimack Pharmaceuticals, Inc. (a)	5,862	23,917
Mesa Laboratories, Inc.	162	19,886
Meta Financial Group, Inc.	408	41,983
Metaldyne Performance Group, Inc.	584	13,403
Methode Electronics, Inc.	1,896	78,400
MetLife, Inc.	17,941	966,840
Mettler-Toledo International, Inc. (a)	940	393,446
MFA Financial, Inc.	13,060	99,648
MGE Energy, Inc.	1,721	112,381
MGIC Investment Corp. (a)	17,071	173,953
MGM Resorts International (a)	16,941	488,409
MGP Ingredients, Inc. (b)	620	30,988
The Michaels Cos., Inc. (a)	3,282	67,117
Microchip Technology, Inc.	7,514	482,023
Micron Technology, Inc. (a)	36,942	809,769
Microsemi Corp. (a)	5,723	308,870
Microsoft Corp.	122,403	7,606,122

	Number of Shares	Value
MicroStrategy, Inc. Class A (a)	484	$95,542
Mid-America Apartment Communities, Inc.	9,380	918,490
Middleburg Financial Corp.	184	6,394
The Middleby Corp. (a)	2,041	262,901
Middlesex Water Co.	917	39,376
Midland States Bancorp, Inc.	202	7,308
MidWestOne Financial Group, Inc.	326	12,258
Milacron Holdings Corp. (a)	886	16,506
Miller Industries, Inc.	428	11,321
MiMedx Group, Inc. (a) (b)	4,911	43,511
MINDBODY, Inc. Class A (a)	815	17,360
Minerals Technologies, Inc.	1,736	134,106
Minerva Neurosciences, Inc. (a) (b)	1,101	12,937
Mirati Therapeutics, Inc. (a)	800	3,800
Mistras Group, Inc. (a)	878	22,547
Mitek Systems, Inc. (a)	1,750	10,763
MKS Instruments, Inc.	2,680	159,192
Mobile Mini, Inc.	2,297	69,484
MobileIron, Inc. (a)	1,901	7,129
Model N, Inc. (a)	876	7,753
Modine Manufacturing Co. (a)	2,285	34,046
Moelis & Co.Class A	923	31,290
Mohawk Industries, Inc. (a)	2,206	440,494
Molina Healthcare, Inc. (a)	2,169	117,690
Molson Coors Brewing Co. Class B	6,132	596,705
Momenta Pharmaceuticals, Inc. (a)	3,112	46,836
Monarch Casino & Resort, Inc. (a)	421	10,853
Mondelez International, Inc. Class A	28,827	1,277,901
MoneyGram International, Inc. (a)	1,860	21,967
Monmouth Real Estate Investment Corp. Class A	6,424	97,902
Monogram Residential Trust, Inc.	16,522	178,768
Monolithic Power Systems, Inc.	1,914	156,814
Monotype Imaging Holdings, Inc.	1,958	38,866
Monro Muffler Brake, Inc.	1,599	91,463
Monsanto Co.	8,414	885,237
Monster Beverage Corp. (a)	8,057	357,247
Moody’s Corp.	6,058	571,088
Moog, Inc. Class A (a)	1,625	106,730
Morgan Stanley	27,531	1,163,185
Morningstar, Inc.	631	46,416
The Mosaic Co.	12,557	368,297
Motorcar Parts of America, Inc. (a)	895	24,093
Motorola Solutions, Inc.	6,256	518,560
Movado Group, Inc.	828	23,805
MRC Global, Inc. (a)	4,846	98,180
MSA Safety, Inc.	1,584	109,819
MSC Industrial Direct Co., Inc. Class A	1,532	141,541
MSCI, Inc.	3,215	253,278
MSG Networks, Inc. Class A (a)	3,123	67,144
MTGE Investment Corp.	2,196	34,477

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MTS Systems Corp.	806	$45,700
Mueller Industries, Inc.	2,928	117,003
Mueller Water Products, Inc. Class A	7,889	105,003
Multi-Color Corp.	655	50,828
Murphy Oil Corp.	5,763	179,402
Murphy USA, Inc. (a)	1,307	80,341
MutualFirst Financial, Inc.	213	7,050
Myers Industries, Inc.	1,225	17,518
MyoKardia, Inc. (a)	443	5,737
MYR Group, Inc. (a)	757	28,524
Myriad Genetics, Inc. (a) (b)	3,466	57,778
NACCO Industries, Inc. Class A	225	20,374
Nanometrics, Inc. (a)	1,157	28,994
NanoString Technologies, Inc. (a)	839	18,710
NantHealth, Inc. (a) (b)	332	3,300
NantKwest, Inc. (a) (b)	652	3,729
Nasdaq, Inc.	4,040	271,165
Natera, Inc. (a)	1,506	17,635
Nathan’s Famous, Inc. (a)	122	7,918
National Bank Holdings Corp. Class A	1,167	37,216
National Bankshares, Inc.	375	16,294
National Beverage Corp.	566	28,911
National CineMedia, Inc.	3,287	48,418
National Commerce Corp. (a)	331	12,297
National Fuel Gas Co. (b)	2,602	147,377
National General Holdings Corp.	2,562	64,024
National Health Investors, Inc.	3,636	269,682
National Healthcare Corp.	532	40,320
National Instruments Corp.	3,651	112,524
National Oilwell Varco, Inc.	13,552	507,387
National Presto Industries, Inc.	248	26,387
National Research Corp. Class A	324	6,156
National Retail Properties, Inc.	11,998	530,312
National Storage Affiliates Trust	1,696	37,431
National Western Life Group, Inc. Class A	113	35,120
Nationstar Mortgage Holdings, Inc. (a) (b)	1,605	28,986
Natural Gas Services Group, Inc. (a)	699	22,473
Natural Grocers by Vitamin Cottage, Inc. (a) (b)	456	5,422
Natural Health Trends Corp.	461	11,456
Nature’s Sunshine Products, Inc.	336	5,040
Natus Medical, Inc. (a)	1,689	58,777
Nautilus, Inc. (a)	1,476	27,306
Navient Corp.	10,828	177,904
Navigant Consulting, Inc. (a)	2,531	66,262
The Navigators Group, Inc.	595	70,061
Navios Maritime Acquisition Corp.	6,207	10,552
Navistar International Corp. (a)	2,380	74,661
NBT Bancorp, Inc.	2,148	89,958
NCI Building Systems, Inc. (a)	1,425	22,301
NCI, Inc. Class A	446	6,222

	Number of Shares	Value
NCR Corp. (a)	4,362	$176,923
Neenah Paper, Inc.	856	72,931
Neff Corp. Class A (a)	528	7,445
Nektar Therapeutics (a)	7,137	87,571
Nelnet, Inc. Class A	982	49,836
Neogen Corp. (a)	1,842	121,572
NeoGenomics, Inc. (a)	2,697	23,113
NeoPhotonics Corp. (a)	1,514	16,366
Neos Therapeutics, Inc. (a) (b)	662	3,873
NetApp, Inc.	10,400	366,808
Netflix, Inc. (a)	7,864	973,563
NETGEAR, Inc. (a)	1,640	89,134
NetScout Systems, Inc. (a)	4,506	141,939
Neurocrine Biosciences, Inc. (a)	3,035	117,454
NeuStar, Inc. Class A (a)	2,786	93,052
Nevro Corp. (a)	1,202	87,337
The New Home Co., Inc. (a)	499	5,843
New Jersey Resources Corp.	4,375	155,312
New Media Investment Group, Inc.	2,272	36,329
New Relic, Inc. (a)	1,057	29,860
New Residential Investment Corp.	12,164	191,218
New Senior Investment Group, Inc.	7,366	72,113
New York Community Bancorp, Inc.	17,090	271,902
New York Mortgage Trust, Inc.	5,287	34,894
New York REIT, Inc.	16,311	165,067
The New York Times Co. Class A	6,307	83,883
Newell Brands, Inc.	16,734	747,173
Newfield Exploration Co. (a)	7,135	288,967
NewLink Genetics Corp. (a)	1,181	12,141
NewMarket Corp.	260	110,198
Newmont Mining Corp.	18,936	645,150
Newpark Resources, Inc. (a)	4,055	30,412
News Corp. Class A	13,412	153,702
News Corp. Class B	4,287	50,587
NewStar Financial, Inc. (a)	1,472	13,616
NexPoint Residential Trust, Inc.	954	21,312
Nexstar Broadcasting Group, Inc. Class A	1,515	95,899
NextEra Energy, Inc.	8,887	1,061,641
NIC, Inc.	3,277	78,320
Nicolet Bankshares, Inc. (a)	432	20,602
NII Holdings, Inc. (a) (b)	2,114	4,545
Nike, Inc. Class B	21,400	1,087,762
Nimble Storage, Inc. (a)	3,132	24,805
NiSource, Inc.	11,372	251,776
NL Industries, Inc. (a)	744	6,064
NMI Holdings, Inc. Class A (a)	2,594	27,626
NN, Inc.	1,314	25,032
Noble Energy, Inc.	15,164	577,142
Noodles & Co. (a)	687	2,817
Nordson Corp.	2,064	231,271
Nordstrom, Inc.	4,353	208,639
Norfolk Southern Corp.	5,693	615,243

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Northern Oil and Gas, Inc. (a) (b)	1,842	$5,066
Northern Trust Corp.	7,330	652,736
Northfield Bancorp, Inc.	2,113	42,197
Northrim BanCorp, Inc.	264	8,342
Northrop Grumman Corp.	3,209	746,349
NorthStar Asset Management Group, Inc.	6,513	97,174
NorthStar Realty Europe Corp.	2,872	36,101
NorthStar Realty Finance Corp.	6,337	96,006
Northwest Bancshares, Inc.	4,630	83,479
Northwest Natural Gas Co.	1,407	84,139
NorthWestern Corp.	2,384	135,578
Novan, Inc. (a)	239	6,458
Novavax, Inc. (a) (b)	12,985	16,361
NOW, Inc. (a)	5,398	110,497
NRG Energy, Inc.	11,120	136,331
NRG Yield, Inc. Class A	1,661	25,513
NRG Yield, Inc. Class C	3,303	52,187
Nu Skin Enterprises, Inc. Class A	1,942	92,789
Nuance Communications, Inc. (a)	7,886	117,501
Nucor Corp.	11,395	678,230
Numerex Corp. Class A (a)	653	4,832
Nutanix, Inc. Class A (a)	557	14,794
Nutraceutical International Corp.	477	16,671
Nutrisystem, Inc.	1,404	48,649
NuVasive, Inc. (a)	2,438	164,224
NV5 Global, Inc. (a)	443	14,796
NVE Corp.	274	19,572
NVIDIA Corp.	18,159	1,938,292
NVR, Inc. (a)	123	205,287
NxStage Medical, Inc. (a)	3,267	85,628
O’Reilly Automotive, Inc. (a)	3,381	941,304
Oasis Petroleum, Inc. (a)	11,698	177,108
Occidental Petroleum Corp.	14,711	1,047,865
Oceaneering International, Inc.	3,454	97,437
OceanFirst Financial Corp.	1,291	38,769
Oclaro, Inc. (a)	5,611	50,218
Ocular Therapeutix, Inc. (a) (b)	746	6,244
Ocwen Financial Corp. (a)	5,367	28,928
Office Depot, Inc.	28,005	126,583
OGE Energy Corp.	7,199	240,807
Oil States International, Inc. (a)	2,514	98,046
Oil-Dri Corp. of America	190	7,260
Old Dominion Freight Line, Inc. (a)	2,383	204,438
Old Line Bancshares, Inc.	330	7,913
Old National Bancorp	6,933	125,834
Old Republic International Corp.	8,534	162,146
Old Second Bancorp, Inc.	1,123	12,409
Olin Corp.	8,303	212,640
Ollie’s Bargain Outlet Holdings, Inc. (a)	993	28,251
Olympic Steel, Inc.	361	8,747
Omega Flex, Inc.	134	7,472

	Number of Shares	Value
Omega Healthcare Investors, Inc.	14,808	$462,898
Omega Protein Corp. (a)	1,067	26,728
Omeros Corp. (a) (b)	2,019	20,028
Omnicell, Inc. (a)	1,833	62,139
Omnicom Group, Inc.	8,432	717,648
OMNOVA Solutions, Inc. (a)	2,265	22,650
On Assignment, Inc. (a)	2,572	113,580
On Deck Capital, Inc. (a)	2,729	12,635
ON Semiconductor Corp. (a)	14,556	185,735
OncoMed Pharmaceuticals, Inc. (a)	835	6,438
ONE Gas, Inc.	2,598	166,168
One Liberty Properties, Inc.	714	17,936
OneMain Holdings, Inc. (a)	1,869	41,380
ONEOK, Inc.	7,487	429,829
Ophthotech Corp. (a) (b)	1,552	7,496
OPKO Health, Inc. (a) (b)	11,358	105,629
Oppenheimer Holdings, Inc. Class A	384	7,142
Opus Bank	830	24,942
Oracle Corp.	47,790	1,837,525
OraSure Technologies, Inc. (a)	2,731	23,978
ORBCOMM, Inc. (a)	3,113	25,745
Orbital ATK, Inc.	2,060	180,724
Orchid Island Capital, Inc.	1,209	13,093
Orchids Paper Products Co. (b)	536	14,032
Organovo Holdings, Inc. (a) (b)	4,634	15,709
Orion Marine Group, Inc. (a)	1,798	17,890
Oritani Financial Corp.	1,904	35,700
Ormat Technologies, Inc.	1,947	104,398
Orrstown Financial Services, Inc.	291	6,518
Oshkosh Corp.	2,570	166,048
OSI Systems, Inc. (a)	843	64,169
Osiris Therapeutics, Inc. (a) (b)	992	4,871
Otonomy, Inc. (a)	1,218	19,366
Otter Tail Corp.	1,855	75,684
Outfront Media, Inc.	4,875	121,241
OvaScience, Inc. (a)	1,874	2,867
Overseas Shipholding Group, Inc. Class A	1,970	7,545
Overstock.com, Inc. (a)	526	9,205
Owens & Minor, Inc.	3,123	110,211
Owens Corning, Inc.	4,152	214,077
Owens Realty Mortgage, Inc.	394	7,297
Owens-Illinois, Inc. (a)	5,693	99,115
Oxford Industries, Inc.	724	43,534
P.H. Glatfelter Co.	2,095	50,050
PACCAR, Inc.	12,191	779,005
Pacific Biosciences of California, Inc. (a)	3,863	14,679
Pacific Continental Corp.	1,055	23,052
Pacific Ethanol, Inc. (a)	1,137	10,802
Pacific Mercantile Bancorp (a)	1,341	9,789
Pacific Premier Bancorp, Inc. (a)	1,322	46,733
Pacira Pharmaceuticals, Inc. (a)	1,897	61,273

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Packaging Corporation of America	3,364	$285,334
PacWest Bancorp	4,189	228,049
Palo Alto Networks, Inc. (a)	3,115	389,531
PAM Transportation Services, Inc. (a)	190	4,936
Pandora Media, Inc. (a) (b)	7,771	101,334
Panera Bread Co. Class A (a)	789	161,816
Panhandle Oil and Gas, Inc. Class A	897	21,124
Papa John’s International, Inc.	1,368	117,073
Par Pacific Holdings, Inc. (a)	1,594	23,177
Paramount Group, Inc.	13,459	215,209
Paratek Pharmaceuticals, Inc. (a)	1,095	16,863
PAREXEL International Corp. (a)	2,623	172,384
Park City Group, Inc. (a)	507	6,439
Park Electrochemical Corp.	1,049	19,564
Park National Corp.	700	83,762
Park Sterling Corp.	2,654	28,637
Park-Ohio Holdings Corp.	469	19,979
Parker Drilling Co. (a)	7,215	18,759
Parker Hannifin Corp.	4,769	667,660
Parkway, Inc. (a)	4,202	93,494
Parsley Energy, Inc. Class A (a)	5,733	202,031
Party City Holdco, Inc. (a)	1,364	19,369
Patrick Industries, Inc. (a)	693	52,876
Patriot National, Inc. (a) (b)	544	2,530
Pattern Energy Group, Inc.	3,348	63,579
Patterson Cos., Inc. (b)	2,960	121,449
Patterson-UTI Energy, Inc.	5,094	137,130
Paychex, Inc.	11,490	699,511
Paycom Software, Inc. (a) (b)	2,213	100,669
Paylocity Holding Corp. (a)	1,038	31,150
PayPal Holdings, Inc. (a)	21,827	861,512
PBF Energy, Inc. Class A	3,452	96,242
PC Connection, Inc.	650	18,259
PDC Energy, Inc. (a)	2,808	203,805
PDF Solutions, Inc. (a)	1,349	30,420
PDL BioPharma, Inc.	8,008	16,977
pdvWireless, Inc. (a) (b)	597	13,462
Peapack Gladstone Financial Corp.	857	26,464
Pebblebrook Hotel Trust	7,004	208,369
Pegasystems, Inc.	1,745	62,820
Penn National Gaming, Inc. (a)	3,931	54,208
Penns Woods Bancorp, Inc.	179	9,040
Pennsylvania Real Estate Investment Trust	6,663	126,330
PennyMac Financial Services, Inc. Class A (a)	828	13,786
PennyMac Mortgage Investment Trust	3,606	59,030
Penske Automotive Group, Inc.	1,356	70,295
Penumbra, Inc. (a)	1,289	82,238
People’s United Financial, Inc.	10,915	211,314
People’s Utah Bancorp	514	13,801
Peoples Bancorp, Inc.	840	27,266
Peoples Financial Services Corp.	308	15,000

	Number of Shares	Value
PepsiCo, Inc.	23,338	$2,441,855
Perficient, Inc. (a)	1,706	29,838
Performance Food Group Co. (a)	1,805	43,320
PerkinElmer, Inc.	3,834	199,943
Perry Ellis International, Inc. (a)	754	18,782
PetMed Express, Inc.	1,034	23,854
Pfenex, Inc. (a)	712	6,458
Pfizer, Inc.	97,106	3,154,003
PFSweb, Inc. (a)	571	4,854
PG&E Corp.	9,576	581,934
PGT Innovations, Inc. (a)	2,336	26,747
PharmAthene, Inc. (a)	2,428	7,891
PharMerica Corp. (a)	1,415	35,587
PHH Corp. (a)	2,539	38,491
PHI, Inc. (a)	733	13,209
Phibro Animal Health Corp. Class A	921	26,985
Philip Morris International, Inc.	25,039	2,290,818
Phillips 66	8,694	751,249
Photronics, Inc. (a)	3,143	35,516
Physicians Realty Trust	13,151	249,343
Pico Holdings, Inc. (a)	1,297	19,650
Piedmont Office Realty Trust, Inc. Class A	11,976	250,418
Pier 1 Imports, Inc.	4,371	37,328
Pilgrim’s Pride Corp. (b)	2,090	39,689
Pinnacle Entertainment, Inc. (a)	2,617	37,946
Pinnacle Financial Partners, Inc.	2,178	150,935
Pinnacle Foods, Inc.	4,080	218,076
Pinnacle West Capital Corp.	3,916	305,565
Pioneer Energy Services Corp. (a)	3,912	26,797
Pioneer Natural Resources Co.	3,135	564,519
Piper Jaffray Cos., Inc. (a)	692	50,170
Pitney Bowes, Inc.	6,664	101,226
PJT Partners, Inc. Class A	895	27,638
Planet Fitness, Inc. Class A	1,309	26,311
Planet Payment, Inc. (a)	1,661	6,777
Plantronics, Inc.	1,696	92,873
Platform Specialty Products Corp. (a)	6,900	67,689
Plexus Corp. (a)	1,717	92,787
Plug Power, Inc. (a) (b)	10,120	12,144
Ply Gem Holdings, Inc. (a)	1,235	20,069
The PNC Financial Services Group, Inc.	9,633	1,126,676
PNM Resources, Inc.	4,094	140,424
Polaris Industries, Inc. (b)	2,126	175,161
PolyOne Corp.	4,205	134,728
Pool Corp.	1,426	148,789
Popeyes Louisiana Kitchen, Inc. (a)	1,028	62,173
Portland General Electric Co.	4,455	193,035
Portola Pharmaceuticals, Inc. (a)	2,367	53,115
Post Holdings, Inc. (a)	2,265	182,083
Potbelly Corp. (a)	1,326	17,105
Potlatch Corp.	2,081	86,674

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Powell Industries, Inc.	468	$18,252
Power Integrations, Inc.	1,396	94,719
Power Solutions International, Inc. (a)	290	2,175
PPG Industries, Inc.	5,113	484,508
PPL Corp.	24,161	822,682
PRA Group, Inc. (a)	2,369	92,628
PRA Health Sciences, Inc. (a)	1,155	63,664
Praxair, Inc.	5,506	645,248
Preferred Apartment Communities, Inc. Class A	1,239	18,473
Preferred Bank	621	32,553
Preformed Line Products Co.	116	6,742
Premier Financial Bancorp, Inc.	361	7,256
Premier, Inc. Class A (a)	1,615	49,031
Prestige Brands Holdings, Inc. (a)	2,684	139,836
The Priceline Group, Inc. (a)	955	1,400,087
PriceSmart, Inc.	1,026	85,671
Primerica, Inc.	2,351	162,572
Primo Water Corp. (a)	1,239	15,215
Primoris Services Corp.	1,968	44,831
Principal Financial Group, Inc.	9,565	553,431
PrivateBancorp, Inc.	3,929	212,913
ProAssurance Corp.	1,855	104,251
The Procter & Gamble Co.	41,406	3,481,416
Progenics Pharmaceuticals, Inc. (a)	3,557	30,732
Progress Software Corp.	2,581	82,411
The Progressive Corp.	20,737	736,163
Prologis, Inc.	43,234	2,282,323
Proofpoint, Inc. (a)	2,046	144,550
PROS Holdings, Inc. (a)	1,223	26,319
Prosperity Bancshares, Inc.	3,352	240,607
Protagonist Therapeutics, Inc. (a)	381	8,378
Proteostasis Therapeutics, Inc. (a)	385	4,720
Proto Labs, Inc. (a)	1,270	65,214
The Providence Service Corp. (a)	618	23,515
Provident Financial Holdings, Inc.	260	5,257
Provident Financial Services, Inc.	3,256	92,145
Prudential Financial, Inc.	8,524	887,007
PS Business Parks, Inc.	1,971	229,661
PTC Therapeutics, Inc. (a)	1,770	19,311
PTC, Inc. (a)	4,025	186,237
Public Service Enterprise Group, Inc.	18,020	790,718
Public Storage	9,687	2,165,044
PulteGroup, Inc.	12,166	223,611
Puma Biotechnology, Inc. (a)	1,403	43,072
Pure Storage, Inc. Class A (a)	3,292	37,233
PVH Corp.	2,905	262,147
Pzena Investment Management, Inc. Class A	630	6,999
Q2 Holdings, Inc. (a)	1,229	35,457
QAD, Inc. Class A	371	11,278
QCR Holdings, Inc.	630	27,279
QEP Resources, Inc.	8,434	155,270

	Number of Shares	Value
Qorvo, Inc. (a)	4,515	$238,076
QTS Realty Trust, Inc. Class A	4,473	222,084
Quad/Graphics, Inc.	1,393	37,444
Quaker Chemical Corp.	668	85,464
QUALCOMM, Inc.	28,347	1,848,224
Quality Care Properties, Inc. (a)	7,769	120,419
Quality Systems, Inc.	2,449	32,204
Qualys, Inc. (a)	1,310	41,461
Quanex Building Products Corp.	1,635	33,190
Quanta Services, Inc. (a)	5,088	177,317
Quantenna Communications, Inc. (a)	340	6,164
Quest Diagnostics, Inc.	5,065	465,473
Quidel Corp. (a)	1,298	27,803
QuinStreet, Inc. (a)	1,567	5,892
Quintiles IMS Holdings, Inc. (a)	5,034	382,836
Quorum Health Corp. (a)	1,172	8,520
Quotient Technology, Inc. (a)	3,091	33,228
Ra Pharmaceuticals, Inc. (a)	411	6,243
Radian Group, Inc.	10,777	193,770
Radiant Logistics, Inc. (a)	1,946	7,589
Radio One, Inc. Class D (a)	1,582	4,588
RadiSys Corp. (a)	1,403	6,215
Radius Health, Inc. (a) (b)	1,602	60,924
RadNet, Inc. (a)	2,148	13,855
RAIT Financial Trust	5,085	17,086
Ralph Lauren Corp.	2,016	182,085
Rambus, Inc. (a)	5,598	77,084
Ramco-Gershenson Properties Trust	7,655	126,920
Range Resources Corp.	7,221	248,114
Rapid7, Inc. (a)	1,071	13,034
Raven Industries, Inc.	1,748	44,050
Raymond James Financial, Inc.	4,541	314,555
Rayonier Advanced Materials, Inc.	2,103	32,512
Rayonier, Inc.	4,333	115,258
Raytheon Co.	5,728	813,376
RBC Bearings, Inc. (a)	1,165	108,124
RE/MAX Holdings, Inc. Class A	860	48,160
Reading International, Inc. Series A (a)	657	10,906
Real Industry, Inc. (a)	1,033	6,301
RealNetworks, Inc. (a)	1,142	5,550
Realogy Holdings Corp.	5,105	131,352
RealPage, Inc. (a)	2,792	83,760
Realty Income Corp.	21,328	1,225,933
Reata Pharmaceuticals, Inc. Class A (a)	225	4,912
Red Hat, Inc. (a)	6,491	452,423
Red Lion Hotels Corp. (a)	642	5,361
Red Robin Gourmet Burgers, Inc. (a)	657	37,055
Red Rock Resorts, Inc. Class A	1,443	33,463
Redwood Trust, Inc.	4,018	61,114
Regal Beloit Corp.	1,572	108,861
Regal Entertainment Group Class A	2,856	58,834
Regency Centers Corp.	8,543	589,040

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Regeneron Pharmaceuticals, Inc. (a)	1,496	$549,167
REGENXBIO, Inc. (a)	1,130	20,962
Regional Management Corp. (a)	645	16,951
Regions Financial Corp.	45,213	649,259
Regis Corp. (a)	1,866	27,094
Regulus Therapeutics, Inc. (a)	1,524	3,429
Reinsurance Group of America, Inc.	2,300	289,409
Reis, Inc.	341	7,587
Reliance Steel & Aluminum Co.	2,454	195,191
Renasant Corp.	2,182	92,124
Renewable Energy Group, Inc. (a)	2,112	20,486
Rent-A-Center, Inc. (b)	2,491	28,024
Repligen Corp. (a)	1,619	49,898
Republic Bancorp, Inc. Class A	539	21,312
Republic First Bancorp, Inc. (a)	2,519	21,034
Republic Services, Inc.	8,429	480,874
ResMed, Inc.	5,008	310,746
Resource Capital Corp. (b)	1,556	12,961
Resources Connection, Inc.	1,786	34,380
Retail Opportunity Investments Corp.	10,474	221,316
Retail Properties of America, Inc. Class A	19,649	301,219
RetailMeNot, Inc. (a)	1,958	18,209
Retrophin, Inc. (a)	1,735	32,844
Revance Therapeutics, Inc. (a)	1,086	22,480
Revlon, Inc. Class A (a)	599	17,461
REX American Resources Corp. (a)	285	28,144
Rexford Industrial Realty, Inc.	6,426	149,019
Rexnord Corp. (a)	4,208	82,435
Reynolds American, Inc.	15,928	892,605
RH (a)	1,856	56,979
Rice Energy, Inc. (a)	5,449	116,336
Rigel Pharmaceuticals, Inc. (a)	5,105	12,150
Rightside Group Ltd. (a)	606	5,012
RigNet, Inc. (a)	499	11,552
Ring Energy, Inc. (a)	1,902	24,707
RingCentral, Inc. Class A (a)	3,034	62,500
Rite Aid Corp. (a)	36,999	304,872
RLI Corp.	1,895	119,631
RLJ Lodging Trust	12,027	294,541
The RMR Group, Inc. Class A	401	15,840
Roadrunner Transportation Systems, Inc. (a)	1,204	12,510
Robert Half International, Inc.	4,615	225,120
Rockwell Automation, Inc.	4,647	624,557
Rockwell Collins, Inc.	4,660	432,262
Rockwell Medical, Inc. (a)	2,624	17,187
Rogers Corp. (a)	868	66,671
Rollins, Inc.	3,386	114,379
Roper Technologies, Inc.	3,562	652,131
Rosetta Stone, Inc. (a)	756	6,736
Ross Stores, Inc.	14,007	918,859
Royal Gold, Inc.	2,296	145,452

	Number of Shares	Value
RPC, Inc. (b)	2,057	$40,749
RPM International, Inc.	4,708	253,432
RPX Corp. (a)	2,432	26,266
RR Donnelley & Sons Co.	2,452	40,017
RSP Permian, Inc. (a)	4,929	219,932
RTI Surgical, Inc. (a)	2,231	7,251
The Rubicon Project, Inc. (a)	2,056	15,256
Ruby Tuesday, Inc. (a)	2,326	7,513
Rudolph Technologies, Inc. (a)	1,466	34,231
Rush Enterprises, Inc. Class A (a)	1,424	45,426
Rush Enterprises, Inc. Class B (a)	250	7,718
Ruth’s Hospitality Group, Inc.	1,594	29,170
Ryder System, Inc.	1,889	140,617
Ryerson Holding Corp. (a)	498	6,648
Ryman Hospitality Properties, Inc.	4,418	278,378
S&P Global, Inc.	5,082	546,518
S&T Bancorp, Inc.	1,866	72,849
Sabra Health Care REIT, Inc.	6,401	156,312
Sabre Corp.	7,315	182,509
Safeguard Scientifics, Inc. (a)	1,167	15,696
Safety Insurance Group, Inc.	697	51,369
Saga Communications, Inc. Class A	142	7,143
Sage Therapeutics, Inc. (a)	1,511	77,152
Saia, Inc. (a)	1,214	53,598
Salem Media Group, Inc.	833	5,206
Salesforce.com, Inc. (a)	12,342	844,933
Sally Beauty Holdings, Inc. (a)	5,164	136,433
Sanchez Energy Corp. (a) (b)	2,796	25,248
Sanderson Farms, Inc. (b)	1,012	95,371
Sandy Spring Bancorp, Inc.	1,245	49,788
Sangamo Biosciences, Inc. (a)	3,758	11,462
Sanmina Corp. (a)	3,712	136,045
Santander Consumer USA Holdings, Inc. (a)	3,724	50,274
Sarepta Therapeutics, Inc. (a) (b)	2,515	68,986
Saul Centers, Inc.	1,178	78,467
SBA Communications Corp. Class A (a)	4,419	456,306
SCANA Corp.	4,681	343,024
ScanSource, Inc. (a)	1,210	48,823
Schnitzer Steel Industries, Inc. Class A	1,289	33,127
Scholastic Corp.	1,421	67,483
Schweitzer-Mauduit International, Inc.	1,585	72,165
SciClone Pharmaceuticals, Inc. (a)	2,448	26,438
Science Applications International Corp.	2,103	178,334
Scientific Games Corp. Class A (a)	2,504	35,056
Scorpio Bulkers, Inc. (a) (b)	2,204	11,130
Scorpio Tankers, Inc.	7,863	35,619
The Scotts Miracle-Gro Co. Class A	1,594	152,307
Scripps Networks Interactive Class A	2,910	207,687
Seaboard Corp. (a)	13	51,376
Seacoast Banking Corp. of Florida (a)	1,473	32,494
SEACOR Holdings, Inc. (a)	801	57,095
Sealed Air Corp.	7,056	319,919

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Sears Holdings Corp. (a) (b)	442	$4,106
Sears Hometown and Outlet Stores, Inc. (a)	685	3,220
Seattle Genetics, Inc. (a)	3,397	179,260
SeaWorld Entertainment, Inc.	3,205	60,671
Second Sight Medical Products, Inc. (a)	1,114	2,195
SecureWorks Corp. Class A (a)	413	4,374
SEI Investments Co.	4,510	222,614
Select Comfort Corp. (a)	2,222	50,262
Select Income REIT	6,489	163,523
Select Medical Holdings Corp. (a)	5,494	72,795
Selecta Biosciences, Inc. (a)	256	4,390
Selective Insurance Group, Inc.	2,863	123,252
SemGroup Corp. Class A	3,319	138,568
Sempra Energy	8,897	895,394
Semtech Corp. (a)	3,266	103,042
Seneca Foods Corp. Class A (a)	252	10,093
Senior Housing Properties Trust	19,435	367,905
Senseonics Holdings, Inc. (a)	1,250	3,338
Sensient Technologies Corp.	2,214	173,976
Sequential Brands Group, Inc. (a)	2,176	10,184
Seres Therapeutics, Inc. (a)	1,081	10,702
Seritage Growth Properties Class A (b)	2,505	106,989
Service Corp. International	6,625	188,150
ServiceMaster Global Holdings, Inc. (a)	4,787	180,326
ServiceNow, Inc. (a)	5,641	419,352
ServiceSource International, Inc. (a)	3,392	19,267
ServisFirst Bancshares, Inc. (b)	2,434	91,129
Shake Shack, Inc. Class A (a)	764	27,344
Shenandoah Telecommunications Co.	2,404	65,629
The Sherwin-Williams Co.	1,551	416,816
Shoe Carnival, Inc.	753	20,316
Shore Bancshares, Inc.	490	7,473
ShoreTel, Inc. (a)	3,273	23,402
Shutterfly, Inc. (a)	1,658	83,198
Shutterstock, Inc. (a)	912	43,338
SI Financial Group, Inc.	435	6,699
Sierra Bancorp	458	12,178
Sigma Designs, Inc. (a)	2,040	12,240
Signature Bank (a)	1,903	285,831
Silgan Holdings, Inc.	1,296	66,329
Silicon Laboratories, Inc. (a)	2,087	135,655
Silver Bay Realty Trust Corp.	3,162	54,197
Silver Spring Networks, Inc. (a)	1,851	24,637
Silvercrest Asset Management Group, Inc. Class A	415	5,457
Simmons First National Corp. Class A	1,435	89,185
Simon Property Group, Inc.	20,779	3,691,805
Simpson Manufacturing Co., Inc.	2,086	91,262
Sinclair Broadcast Group, Inc. Class A	3,333	111,156
Sirius XM Holdings, Inc. (b)	64,137	285,410

	Number of Shares	Value
SiteOne Landscape Supply, Inc. (a)	593	$20,595
Six Flags Entertainment Corp.	2,527	151,519
SJW Group	789	44,168
Skechers U.S.A., Inc. Class A (a)	4,601	113,093
SkyWest, Inc.	2,604	94,916
Skyworks Solutions, Inc.	6,781	506,269
SL Green Realty Corp.	8,255	887,825
SLM Corp. (a)	15,044	165,785
SM Energy Co.	3,471	119,680
Smart & Final Stores, Inc. (a) (b)	1,297	18,288
Smart Sand, Inc. (a)	593	9,814
Snap-on, Inc.	2,075	355,385
Snyders-Lance, Inc.	4,026	154,357
Sonic Automotive, Inc. Class A	1,384	31,694
Sonic Corp.	2,250	59,647
Sonoco Products Co.	3,508	184,872
Sonus Networks, Inc. (a)	2,461	15,504
Sorrento Therapeutics, Inc. (a) (b)	985	4,827
Sotheby’s	2,500	99,650
South Jersey Industries, Inc.	4,032	135,838
South State Corp.	1,229	107,415
The Southern Co.	18,130	891,815
Southern Copper Corp.	4,057	129,581
Southern First Bancshares, Inc. (a)	221	7,956
Southern Missouri Bancorp, Inc.	225	7,961
Southern National Bancorp of Virginia, Inc.	430	7,026
Southside Bancshares, Inc.	1,323	49,837
Southwest Airlines Co.	12,322	614,128
Southwest Bancorp, Inc.	979	28,391
Southwest Gas Corp.	2,376	182,049
Southwestern Energy Co. (a)	17,309	187,283
SP Plus Corp. (a)	875	24,631
Spark Energy, Inc. Class A (b)	193	5,848
Spark Therapeutics, Inc. (a)	919	45,858
Spartan Motors, Inc.	1,825	16,881
SpartanNash Co.	1,950	77,103
Sparton Corp. (a)	369	8,801
Spectra Energy Corp.	13,484	554,058
The Spectranetics Corp. (a)	2,052	50,274
Spectrum Brands Holdings, Inc. (b)	868	106,182
Spectrum Pharmaceuticals, Inc. (a)	4,075	18,052
Speedway Motorsports, Inc.	465	10,077
Spire, Inc.	2,245	144,915
Spirit AeroSystems Holdings, Inc. Class A	4,328	252,539
Spirit Airlines, Inc. (a)	2,519	145,749
Spirit Realty Capital, Inc.	39,359	427,439
Splunk, Inc. (a)	4,726	241,735
Spok Holdings, Inc.	1,083	22,472
Sportsman’s Warehouse Holdings, Inc. (a)	1,496	14,047
Sprint Corp. (a)	26,750	225,235

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Sprouts Farmers Market, Inc. (a)	4,656	$88,092
SPS Commerce, Inc. (a)	796	55,632
SPX Corp. (a)	2,001	47,464
SPX FLOW, Inc. (a)	1,868	59,888
Square, Inc. Class A (a)	1,826	24,888
SS&C Technologies Holdings, Inc	5,940	169,884
St. Joe Co. (a)	2,697	51,243
St. Jude Medical, Inc.	9,907	794,442
Staar Surgical Co. (a)	2,106	22,850
STAG Industrial, Inc.	7,377	176,089
Stage Stores, Inc.	993	4,339
Stamps.com, Inc. (a)	831	95,274
Standard Motor Products, Inc.	1,134	60,351
Standex International Corp.	669	58,772
Stanley Black & Decker, Inc.	5,331	611,412
Staples, Inc.	23,331	211,146
Starbucks Corp.	27,528	1,528,355
Starwood Property Trust, Inc.	8,909	195,553
State Auto Financial Corp. Class A	816	21,877
State Bank Financial Corp.	1,754	47,112
State National Cos., Inc.	1,650	22,869
State Street Corp.	7,603	590,905
Steel Dynamics, Inc.	8,439	300,260
Steelcase, Inc. Class A	4,484	80,264
Stein Mart, Inc.	1,854	10,160
Stemline Therapeutics, Inc. (a) (b)	662	7,083
Stepan Co.	1,013	82,539
Stericycle, Inc. (a)	2,912	224,340
Sterling Bancorp	6,345	148,473
Steven Madden Ltd. (a)	3,153	112,720
Stewart Information Services Corp.	1,101	50,734
Stifel Financial Corp. (a)	3,248	162,238
Stillwater Mining Co. (a)	6,268	100,977
Stock Yards Bancorp, Inc.	1,074	50,424
Stonegate Bank	606	25,288
Stoneridge, Inc. (a)	1,322	23,386
STORE Capital Corp.	12,543	309,938
Straight Path Communications, Inc. Class B (a)	574	19,464
Strattec Security Corp.	133	5,360
Stratus Properties, Inc. (a)	246	8,057
Strayer Education, Inc. (a)	518	41,766
Stryker Corp.	6,489	777,447
Sturm, Ruger & Co., Inc.	892	47,008
Sucampo Pharmaceuticals, Inc. Class A (a)	1,295	17,547
Suffolk Bancorp	598	25,606
Summit Financial Group, Inc.	326	8,975
Summit Hotel Properties, Inc.	8,465	135,694
Summit Materials, Inc. Class A (a)	3,950	93,967
Sun Bancorp, Inc.	420	10,920
Sun Communities, Inc.	5,441	416,835
Sun Hydraulics Corp.	1,133	45,286

	Number of Shares	Value
SunCoke Energy, Inc.	3,262	$36,991
SunPower Corp. (a) (b)	2,117	13,993
Sunrun, Inc. (a) (b)	3,364	17,863
Sunstone Hotel Investors, Inc.	21,206	323,391
SunTrust Banks, Inc.	17,861	979,676
Super Micro Computer, Inc. (a)	1,875	52,594
Superior Energy Services, Inc.	5,303	89,515
Superior Industries International, Inc.	1,202	31,673
Superior Uniform Group, Inc.	318	6,239
Supernus Pharmaceuticals, Inc. (a)	2,262	57,115
SUPERVALU, Inc. (a)	12,774	59,655
Supreme Industries, Inc. Class A	776	12,183
Surgery Partners, Inc. (a)	989	15,676
Surgical Care Affiliates, Inc. (a)	1,387	64,176
SurModics, Inc. (a)	676	17,170
SVB Financial Group (a)	1,861	319,459
Swift Transportation Co. (a) (b)	3,819	93,031
Sykes Enterprises, Inc. (a)	1,837	53,016
Symantec Corp.	21,909	523,406
Synaptics, Inc. (a)	1,759	94,247
Synchronoss Technologies, Inc. (a)	2,103	80,545
Synchrony Financial	29,849	1,082,623
Syndax Pharmaceuticals, Inc. (a)	362	2,596
Synergy Pharmaceuticals, Inc. (a)	8,714	53,068
Synergy Resources Corp. (a) (b)	9,684	86,284
SYNNEX Corp.	1,461	176,810
Synopsys, Inc. (a)	5,433	319,786
Synovus Financial Corp.	4,394	180,506
Syntel, Inc.	1,551	30,694
Synthetic Biologics, Inc. (a)	2,935	2,238
Synutra International, Inc. (a)	1,299	6,950
Syros Pharmaceuticals, Inc. (a) (b)	233	2,833
Sysco Corp.	10,115	560,068
Systemax, Inc.	654	5,736
T-Mobile US, Inc. (a)	5,497	316,132
T. Rowe Price Group, Inc.	8,660	651,752
T2 Biosystems, Inc. (a)	769	4,045
Tableau Software, Inc. Class A (a)	1,940	81,771
Tactile Systems Technology, Inc. (a)	209	3,430
Tailored Brands, Inc.	2,342	59,838
Take-Two Interactive Software, Inc. (a)	4,145	204,307
Tandem Diabetes Care, Inc. (a) (b)	732	1,574
Tanger Factory Outlet Centers, Inc.	7,860	281,231
Tangoe, Inc./CT (a)	1,088	8,573
Targa Resources Corp.	5,875	329,411
Target Corp.	11,385	822,339
Taser International, Inc. (a)	2,679	64,939
Taubman Centers, Inc.	4,971	367,506
Taylor Morrison Home Corp. Class A (a)	1,485	28,601
TCF Financial Corp.	5,543	108,587
TD Ameritrade Holding Corp.	8,912	388,563

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Team Health Holdings, Inc. (a)	3,433	$149,164
Team, Inc. (a)	1,390	54,557
Tech Data Corp. (a)	1,752	148,359
TechTarget, Inc. (a)	610	5,203
Teekay Tankers Ltd. Class A	6,578	14,866
TEGNA, Inc.	7,689	164,468
Tejon Ranch Co. (a)	752	19,123
Teladoc, Inc. (a) (b)	1,085	17,903
Teledyne Technologies, Inc. (a)	1,704	209,592
Teleflex, Inc.	1,577	254,134
TeleNav, Inc. (a)	1,264	8,911
Telephone & Data Systems, Inc.	3,360	97,003
TeleTech Holdings, Inc.	817	24,919
Teligent, Inc. (a)	2,268	14,991
Tempur Sealy International, Inc. (a) (b)	1,880	128,366
Tenet Healthcare Corp. (a)	2,831	42,012
Tennant Co.	927	66,002
Tenneco, Inc. (a)	2,819	176,103
Teradata Corp. (a)	4,576	124,330
Teradyne, Inc.	7,166	182,016
Terex Corp.	3,734	117,733
TerraForm Global, Inc. Class A	4,810	19,000
TerraForm Power, Inc. Class A	4,200	53,802
TerraVia Holdings, Inc. (a) (b)	3,100	3,565
Terreno Realty Corp.	4,513	128,575
Territorial Bancorp, Inc.	308	10,115
TESARO, Inc. (a) (b)	1,434	192,844
Tesla Motors, Inc. (a) (b)	2,395	511,788
Tesoro Corp.	4,280	374,286
Tessera Holding Corp.	2,495	110,279
TETRA Technologies, Inc. (a)	4,440	22,289
Tetra Technologies, Inc.	2,910	125,566
Tetraphase Pharmaceuticals, Inc. (a)	1,425	5,743
Texas Capital Bancshares, Inc. (a)	2,495	195,608
Texas Instruments, Inc.	19,388	1,414,742
Texas Roadhouse, Inc.	3,338	161,025
Textron, Inc.	9,579	465,156
TFS Financial Corp.	2,018	38,423
TG Therapeutics, Inc. (a)	2,081	9,677
TherapeuticsMD, Inc. (a) (b)	7,250	41,832
Thermo Fisher Scientific, Inc.	7,569	1,067,986
Thermon Group Holdings, Inc. (a)	1,551	29,609
Thor Industries, Inc.	1,699	169,985
Tidewater, Inc.	1,857	6,332
Tier REIT, Inc.	4,483	77,959
Tiffany & Co. (b)	3,934	304,610
Tile Shop Holdings, Inc. (a)	1,605	31,378
Tilly’s, Inc. Class A (a)	463	6,107
Time Warner, Inc.	15,175	1,464,843
Time, Inc.	5,271	94,087
The Timken Co.	2,483	98,575
TimkenSteel Corp. (a)	2,083	32,245

	Number of Shares	Value
Tiptree Financial, Inc. Class A	898	$5,523
Titan International, Inc. (b)	2,287	25,637
Titan Machinery, Inc. (a)	684	9,966
Titan Pharmaceuticals, Inc. (a) (b)	810	3,240
Tivity Health, Inc. (a)	1,529	34,785
TiVo Corp. (a)	5,879	122,871
The TJX Cos., Inc.	12,749	957,832
Tobira Therapeutics, Inc. (a) (c)	505	3,919
Tokai Pharmaceuticals, Inc. (a) (b)	2,239	2,190
Toll Brothers, Inc. (a)	5,456	169,136
Tompkins Financial Corp.	715	67,596
Tootsie Roll Industries, Inc. (b)	831	33,032
TopBuild Corp. (a)	1,990	70,844
Torchmark Corp.	4,273	315,176
The Toro Co.	3,773	211,099
Total System Services, Inc.	5,980	293,199
Tower International, Inc.	1,013	28,719
Towne Bank	2,919	97,057
Townsquare Media, Inc. Class A (a)	533	5,549
TPI Composites, Inc. (a)	301	4,828
Tractor Supply Co.	4,789	363,054
The Trade Desk, Inc. Class A (a)	272	7,526
TransDigm Group, Inc.	1,792	446,136
TransEnterix, Inc. (a)	3,401	4,421
TransUnion (a)	1,871	57,870
The Travelers Cos., Inc.	5,628	688,980
TRC Cos., Inc. (a)	733	7,770
Trecora Resources (a)	1,215	16,828
Tredegar Corp.	1,272	30,528
TreeHouse Foods, Inc. (a)	1,935	139,688
Trevena, Inc. (a)	2,467	14,506
Trex Co., Inc. (a)	1,498	96,471
TRI Pointe Group, Inc. (a)	7,467	85,721
Tribune Media Co. Class A	2,740	95,845
Trico Bancshares	1,024	35,000
Trimas Corp. (a)	2,177	51,159
Trimble, Inc. (a)	9,077	273,672
TriNet Group, Inc. (a)	2,018	51,701
Trinity Industries, Inc.	5,272	146,351
Trinity Place Holdings, Inc. (a)	765	7,092
TripAdvisor, Inc. (a)	4,024	186,593
Tristate Capital Holdings, Inc. (a)	1,177	26,012
Triumph Bancorp, Inc. (a)	865	22,620
Triumph Group, Inc.	2,550	67,575
tronc, Inc. (b)	1,348	18,697
Trovagene, Inc. (a) (b)	1,102	2,314
TrueBlue, Inc. (a)	2,023	49,867
TrueCar, Inc. (a) (b)	2,700	33,750
Trupanion, Inc. (a) (b)	866	13,440
TrustCo Bank Corp NY	4,632	40,530
Trustmark Corp.	3,530	125,844
TTM Technologies, Inc. (a)	3,487	47,528
Tuesday Morning Corp. (a)	2,602	14,051

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Tupperware Brands Corp.	1,773	$93,295
Turning Point Brands, Inc. (a)	383	4,692
Tutor Perini Corp. (a)	1,826	51,128
Twenty-First Century Fox, Inc. Class A	20,959	587,690
Twenty-First Century Fox, Inc. Class B	9,424	256,804
Twilio, Inc. (a)	708	20,426
Twitter, Inc. (a)	22,692	369,880
Two Harbors Investment Corp.	12,206	106,436
Tyler Technologies, Inc. (a)	1,167	166,613
Tyson Foods, Inc. Class A	10,391	640,917
U.S. Bancorp	31,332	1,609,525
U.S. Physical Therapy, Inc.	575	40,365
Ubiquiti Networks, Inc. (a)	1,246	72,019
UCP, Inc. Class A (a)	575	6,929
UDR, Inc.	22,054	804,530
UFP Technologies, Inc. (a)	253	6,439
UGI Corp.	6,204	285,880
Ulta Salon Cosmetics & Fragrance, Inc. (a)	2,091	533,080
The Ultimate Software Group, Inc. (a)	970	176,879
Ultra Clean Holdings, Inc. (a)	1,255	12,174
Ultragenyx Pharmaceutical, Inc. (a)	1,827	128,456
Ultratech, Inc. (a)	1,061	25,443
UMB Financial Corp.	2,263	174,523
UMH Properties, Inc.	1,287	19,369
Umpqua Holdings Corp.	11,115	208,740
Under Armour, Inc. Class A (a) (b)	6,466	187,837
Under Armour, Inc. Class C (a)	6,541	164,637
Unifi, Inc. (a)	792	25,843
UniFirst Corp.	760	109,174
Union Bankshares Corp.	2,113	75,519
Union Bankshares, Inc.	145	6,590
Union Pacific Corp.	16,276	1,687,496
Unique Fabricating, Inc.	391	5,709
Unisys Corp. (a) (b)	2,517	37,629
Unit Corp. (a)	2,450	65,831
United Bankshares, Inc. (b)	3,349	154,891
United Community Banks, Inc.	3,729	110,453
United Community Financial Corp.	2,532	22,636
United Continental Holdings, Inc. (a)	11,302	823,690
United Financial Bancorp, Inc.	2,548	46,272
United Fire Group, Inc.	1,162	57,136
United Insurance Holdings Corp.	969	14,671
United Natural Foods, Inc. (a)	2,509	119,729
United Parcel Service, Inc. Class B	11,171	1,280,643
United Rentals, Inc. (a)	3,171	334,794
United States Cellular Corp. (a)	492	21,510
United States Lime & Minerals, Inc.	78	5,909
United States Steel Corp.	5,433	179,343
United Technologies Corp.	12,541	1,374,744
United Therapeutics Corp. (a)	1,556	223,177

	Number of Shares	Value
UnitedHealth Group, Inc.	15,148	$2,424,286
Unitil Corp.	689	31,239
Univar, Inc. (a)	2,077	58,924
Universal American Corp. (a)	2,463	24,507
Universal Corp.	1,158	73,822
Universal Display Corp. (a)	2,080	117,104
Universal Electronics, Inc. (a)	742	47,896
Universal Forest Products, Inc.	997	101,873
Universal Health Realty Income Trust	1,383	90,711
Universal Health Services, Inc. Class B	3,079	327,544
Universal Insurance Holdings, Inc.	1,578	44,815
Universal Logistics Holdings, Inc.	371	6,066
Univest Corp. of Pennsylvania	1,240	38,316
Unum Group	8,536	374,986
Urban Edge Properties	8,668	238,457
Urban Outfitters, Inc. (a)	3,153	89,797
Urstadt Biddle Properties, Inc. Class A	2,850	68,713
US Concrete, Inc. (a) (b)	686	44,933
US Ecology, Inc.	1,053	51,755
US Foods Holding Corp. (a)	1,577	43,336
US Silica Holdings, Inc.	3,732	211,530
USA Technologies, Inc. (a)	1,416	6,089
USA Truck, Inc. (a)	459	3,998
USANA Health Sciences, Inc. (a)	502	30,722
USG Corp. (a)	3,076	88,835
Utah Medical Products, Inc.	132	9,603
Vail Resorts, Inc.	1,375	221,801
Valero Energy Corp.	9,056	618,706
Valhi, Inc.	1,290	4,463
Valley National Bancorp	12,582	146,454
Valmont Industries, Inc.	784	110,466
The Valspar Corp.	2,824	292,595
Valvoline, Inc.	1,244	26,746
Vanda Pharmaceuticals, Inc. (a)	1,756	28,008
Vantiv, Inc. Class A (a)	5,569	332,024
Varian Medical Systems, Inc. (a)	3,429	307,856
Varonis Systems, Inc. (a)	589	15,785
VASCO Data Security International, Inc. (a)	1,458	19,902
Vascular Solutions, Inc. (a)	811	45,497
VCA, Inc. (a)	2,745	188,444
Vector Group Ltd. (b)	4,728	107,515
Vectren Corp.	2,934	153,008
Vectrus, Inc. (a)	596	14,215
Veeco Instruments, Inc. (a)	1,906	55,560
Veeva Systems, Inc. Class A (a)	3,391	138,014
Ventas, Inc.	28,728	1,796,075
Vera Bradley, Inc. (a)	1,114	13,056
Veracyte, Inc. (a)	740	5,728
VEREIT, Inc.	80,339	679,668
VeriFone Systems, Inc. (a)	3,863	68,491
Verint Systems, Inc. (a)	3,120	109,980

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
VeriSign, Inc. (a)	3,423	$260,388
Verisk Analytics, Inc. (a)	5,483	445,055
Veritex Holdings, Inc. (a)	325	8,681
Veritiv Corp. (a)	424	22,790
Verizon Communications, Inc.	65,945	3,520,144
Versartis, Inc. (a)	1,463	21,799
Versum Materials, Inc. (a)	1,902	53,389
Vertex Pharmaceuticals, Inc. (a)	4,744	349,490
VF Corp.	6,558	349,869
Viacom, Inc. Class B	12,346	433,345
Viacom, Inc.Class A (b)	385	14,823
Viad Corp.	974	42,953
ViaSat, Inc. (a)	2,594	171,775
Viavi Solutions, Inc. (a)	11,920	97,506
Vicor Corp. (a)	650	9,815
ViewRay, Inc. (a) (b)	578	1,809
Village Super Market Class A	286	8,837
Vince Holding Corp. (a) (b)	848	3,434
VirnetX Holding Corp. (a) (b)	1,903	4,187
Virtu Financial, Inc. Class A	1,306	20,831
Virtus Investment Partners, Inc.	223	26,325
Virtusa Corp. (a)	1,329	33,384
Visa, Inc. Class A	30,793	2,402,470
Vishay Intertechnology, Inc.	6,907	111,893
Vishay Precision Group, Inc. (a)	475	8,978
Vista Outdoor, Inc. (a)	2,141	79,003
Visteon Corp.	1,206	96,890
Vital Therapies, Inc. (a) (b)	917	3,989
Vitamin Shoppe, Inc. (a)	1,158	27,502
Vivint Solar, Inc. (a) (b)	1,672	4,264
VMware, Inc. Class A (a)	1,563	123,055
Vocera Communications, Inc. (a)	1,266	23,408
Vonage Holdings Corp. (a)	9,943	68,110
Vornado Realty Trust	14,076	1,469,112
Voya Financial, Inc.	7,360	288,659
Voyager Therapeutics, Inc. (a) (b)	461	5,873
VSE Corp.	481	18,682
vTv Therapeutics, Inc. Class A (a)	561	2,710
Vulcan Materials Co.	4,732	592,210
VWR Corp. (a)	2,752	68,883
W&T Offshore, Inc. (a)	2,427	6,723
W.R. Berkley Corp.	3,383	225,003
W.R. Grace & Co.	2,488	168,288
W.W. Grainger, Inc.	1,985	461,016
Wabash National Corp. (a) (b)	3,094	48,947
WABCO Holdings, Inc. (a)	1,917	203,490
Wabtec Corp.	3,108	258,026
Waddell & Reed Financial, Inc. Class A	4,069	79,386
WageWorks, Inc. (a)	1,830	132,675
Wal-Mart Stores, Inc.	24,445	1,689,638
Walgreens Boots Alliance, Inc.	13,891	1,149,619
Walker & Dunlop, Inc. (a)	1,328	41,434

	Number of Shares	Value
The Walt Disney Co.	26,220	$2,732,648
Walter Investment Management Corp. (a)	992	4,712
Washington Federal, Inc.	4,545	156,121
Washington Prime Group, Inc.	18,064	188,046
Washington Real Estate Investment Trust	7,130	233,080
Washington Trust Bancorp, Inc.	745	41,757
WashingtonFirst Bankshares, Inc.	333	9,649
Waste Management, Inc.	8,550	606,280
Waters Corp. (a)	2,753	369,976
Waterstone Financial, Inc.	1,308	24,067
Watsco, Inc.	917	135,826
Watts Water Technologies, Inc. Class A	1,416	92,323
Wayfair, Inc. Class A (a) (b)	1,517	53,171
WCI Communities, Inc. (a)	1,065	24,974
WD-40 Co.	727	84,986
Web.com Group, Inc. (a)	2,049	43,336
WebMD Health Corp. (a)	1,890	93,687
Webster Financial Corp.	4,601	249,742
WEC Energy Group, Inc.	11,262	660,516
Weight Watchers International, Inc. (a) (b)	1,569	17,965
Weingarten Realty Investors	9,501	340,041
Weis Markets, Inc.	473	31,615
WellCare Health Plans, Inc. (a)	1,563	214,256
Wells Fargo & Co.	73,845	4,069,598
Welltower, Inc.	29,794	1,994,112
The Wendy’s Co.	7,403	100,089
Werner Enterprises, Inc.	2,144	57,781
WesBanco, Inc.	1,971	84,871
Wesco Aircraft Holdings, Inc. (a)	2,703	40,410
WESCO International, Inc. (a)	1,730	115,131
West Bancorporation, Inc.	881	21,761
West Corp.	2,079	51,476
West Marine, Inc. (a)	723	7,570
West Pharmaceutical Services, Inc.	2,601	220,643
Westamerica Bancorp. (b)	1,299	81,746
Westar Energy, Inc.	5,094	287,047
Western Alliance Bancorp (a)	3,295	160,499
Western Asset Mortgage Capital Corp.	2,070	20,845
Western Digital Corp.	10,072	684,392
Western New England Bancorp, Inc.	1,257	11,753
Western Refining, Inc.	4,069	154,012
The Western Union Co.	17,647	383,293
Westlake Chemical Corp.	1,338	74,915
Westmoreland Coal Co. (a)	730	12,899
WestRock Co.	8,957	454,747
Westwood Holdings Group, Inc.	412	24,716
WEX, Inc. (a)	1,362	151,999
Weyco Group, Inc.	259	8,107
Weyerhaeuser Co.	26,482	796,843

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
WGL Holdings, Inc.	2,556	$194,972
Whirlpool Corp.	2,657	482,963
Whitestone REIT	1,373	19,744
The WhiteWave Foods Co. (a)	6,139	341,328
Whiting Petroleum Corp. (a)	7,115	85,522
Whole Foods Market, Inc.	11,438	351,833
Willbros Group, Inc. (a)	2,778	9,001
William Lyon Homes Class A (a)	1,233	23,464
The Williams Cos., Inc.	24,558	764,736
Williams-Sonoma, Inc. (b)	3,121	151,025
Willis Lease Finance Corp. (a)	222	5,679
Windstream Holdings, Inc. (b)	4,605	33,755
Wingstop, Inc.	794	23,494
Winmark Corp.	90	11,354
Winnebago Industries, Inc.	1,278	40,449
Wintrust Financial Corp.	2,580	187,231
WisdomTree Investments, Inc. (b)	5,512	61,404
WMIH Corp. (a)	10,189	15,793
Wolverine World Wide, Inc.	4,889	107,314
Woodward, Inc.	2,624	181,187
Workday, Inc. Class A (a)	4,200	277,578
Workhorse Group, Inc. (a) (b)	535	3,777
Workiva, Inc. (a)	1,145	15,629
World Acceptance Corp. (a)	341	21,919
World Fuel Services Corp.	2,441	112,066
World Wrestling Entertainment, Inc. Class A	1,720	31,648
Worthington Industries, Inc.	2,260	107,214
WP Carey, Inc.	7,942	469,293
WPX Energy, Inc. (a)	11,751	171,212
WSFS Financial Corp.	1,516	70,267
Wyndham Worldwide Corp.	3,962	302,578
Wynn Resorts Ltd.	2,824	244,304
Xactly Corp. (a)	1,262	13,882
Xcel Energy, Inc.	18,107	736,955
Xcerra Corp. (a)	2,912	22,248
Xencor, Inc. (a)	1,809	47,613
Xenia Hotels & Resorts, Inc.	10,337	200,745
Xenith Bankshares, Inc. (a)	292	8,234
Xerox Corp.	36,184	315,886
Xilinx, Inc.	9,074	547,797
XO Group, Inc. (a)	1,250	24,313
XPO Logistics, Inc. (a)	4,916	212,175
Xylem, Inc.	6,431	318,463
Yadkin Financial Corp.	2,579	88,357
Yahoo!, Inc. (a)	16,718	646,485
Yelp, Inc. (a)	2,405	91,703
The York Water Co.	662	25,288
YRC Worldwide, Inc. (a)	1,696	22,523
Yum China Holdings, Inc. (a)	11,805	308,347
Yum! Brands, Inc.	6,705	424,628
Zafgen, Inc. (a)	1,592	5,063
Zagg, Inc. (a)	1,758	12,482

	Number of Shares	Value
Zayo Group Holdings, Inc. (a)	5,765	$189,438
Zebra Technologies Corp. Class A (a)	1,831	157,027
Zeltiq Aesthetics, Inc. (a)	1,827	79,511
Zendesk, Inc. (a)	4,063	86,136
Zillow Group, Inc. Class A (a)	1,808	65,902
Zillow Group, Inc. Class C (a)	3,620	132,021
Zimmer Biomet Holdings, Inc.	6,592	680,294
Zions Bancorp	7,239	311,567
ZIOPHARM Oncology, Inc. (a) (b)	5,844	31,265
Zix Corp. (a)	2,090	10,325
Zoe’s Kitchen, Inc. (a)	956	22,934
Zoetis, Inc.	16,246	869,648
Zogenix, Inc. (a)	1,419	17,241
Zumiez, Inc. (a)	998	21,806
Zynga, Inc. Class A (a)	25,609	65,815

		590,663,716

TOTAL COMMON STOCK (Cost $975,751,263)		995,397,631

PREFERRED STOCK — 0.4%
Brazil — 0.2%
Banco Bradesco SA 0.60%	34,260	298,905
Braskem SA	1,700	18,028
Centrais Eletricas Brasileiras SA	3,000	23,786
Cia Brasileira de Distribuicao Grupo Pao de Acucar Class A 2.380%	2,000	33,112
Cia Energetica de Minas Gerais 21.77%	9,800	22,387
Cia Paranaense de Energia	1,100	9,340
Gerdau SA	11,300	35,583
Itau Unibanco Holding SA 3.330%	39,859	411,000
Itausa — Investimentos Itau SA	47,800	121,102
Lojas Americanas SA 0.550%	7,600	39,492
Petroleo Brasileiro SA	48,383	213,232
Suzano Papel e Celulose SA	5,400	23,569
Telefonica Brasil SA	5,500	73,593
Vale SA Class A 7.260%	23,600	162,800

		1,485,929

Chile — 0.0%
Embotelladora Andina SA	2,762	10,721
Sociedad Quimica y Minera de Chile SA	1,213	34,587

		45,308

Germany — 0.2%
Bayerische Motoren Werke AG 4.940%	1,186	90,967

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Biotest AG 0.320%	315	$4,436
Draegerwerk AG & Co. KGaA 0.310%	106	8,854
Fuchs Petrolub SE 2.040%	1,626	68,277
Henkel AG & Co. KGaA 1.240%	3,680	438,864
Jungheinrich AG 1.380%	654	18,723
Porsche Automobil Holding SE 2.200%	3,374	183,416
Sartorius AG 0.490%	476	35,244
Schaeffler AG 3.670%	2,825	41,695
Sixt SE 4.00%	224	9,194
STO SE & Co. KGaA 4.430%	38	3,714
Volkswagen AG 0.140%	3,848	539,113

		1,442,497

Italy — 0.0%
Buzzi Unicem SpA 0.810%	538	6,526
Danieli & C Officine Meccaniche SpA 1.050%	543	8,639

		15,165

Republic of Korea — 0.0%
Amorepacific Corp.	120	20,360
Hyundai Motor Co.	457	37,388
Hyundai Motor Co.	295	23,324
LG Chem Ltd.	82	12,169
LG Household & Health Care Ltd.	23	10,716
Samsung Electronics Co. Ltd.	218	256,346

		360,303

Russia — 0.0%
Surgutneftegas OJSC	91,300	47,648
Transneft PJSC	20	64,546

		112,194

TOTAL PREFERRED STOCK (Cost $3,549,469)		3,461,396

TOTAL EQUITIES (Cost $979,300,732)		998,859,027

MUTUAL FUNDS — 2.5%
United Kingdom — 0.0%
F&C Commercial Property Trust Ltd.	24,270	40,783

	Number of Shares	Value
P2P Global Investments PLC	1,184	$11,672
The Picton Property Income Ltd.	24,213	22,597
UK Commercial Property Trust Ltd. (b)	29,499	30,714

		105,766

United States — 2.5%
iShares MSCI Canada Index Fund	13,370	349,625
iShares MSCI EAFE Index Fund	59,590	3,440,131
iShares MSCI India ETF (b)	148,500	3,981,285
State Street Navigator Securities Lending Prime Portfolio (e)	17,951,201	17,951,201

		25,722,242

TOTAL MUTUAL FUNDS (Cost $26,146,998)		25,828,008

RIGHTS — 0.0%
Australia — 0.0%
Corporate Travel Management Ltd. (a)	37	92
Estia Health Ltd. (a) (c)	599	216

		308

Bermuda — 0.0%
Enerchina Holdings Ltd. Rights (a) (c)	37,500	218

Italy — 0.0%
Credito Valtellinese SC (a) (c)	15,915	-

Norway — 0.0%
Petroleum Geo-Services ASA (a) (c)	335	260

Qatar — 0.0%
Commercial Bank QSC (a) (c)	390	750

Singapore — 0.0%
Sabana Shari’ah Compliant Industrial Real Estate Investment Trust (a) (c)	4,200	354

Spain — 0.0%
Faes Farma SA (a)	3,485	334
Repsol SA, Expires 1/06/17 (a)	23,276	8,624

		8,958

TOTAL RIGHTS (Cost $8,469)		10,848

TOTAL LONG-TERM INVESTMENTS (Cost $1,005,456,199)		1,024,697,883

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.7%
Repurchase Agreement — 0.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 12/30/16, 0.010%, due 1/03/17 (f)	$6,702,860	$6,702,860

U.S. Treasury Bill — 0.0%
U.S. Treasury Bill 0.000% 3/02/17 (g)	375,000	374,708

TOTAL SHORT-TERM INVESTMENTS (Cost $7,077,597)		7,077,568

TOTAL INVESTMENTS — 101.4% (Cost $1,012,533,796) (h)		1,031,775,451

Other Assets/(Liabilities) — (1.4)%		(14,055,078)

NET ASSETS — 100.0%		$1,017,720,373

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2016, was $17,374,190 or 1.71% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2016, these securities amounted to a value of $105,421 or 0.01% of net assets.
(d)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, these securities amounted to a value of $2,251,447 or 0.22% of net assets.
(e)	Represents investment of security lending collateral. (Note 2).
(f)	Maturity value of $6,702,868. Collateralized by U.S. Government Agency obligations with rates ranging from 1.500% – 3.750%, maturity dates ranging from 11/15/18 – 12/31/19, and an aggregate market value, including accrued interest, of $6,859,837.
(g)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(h)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

Notes to Portfolio of Investments (Unaudited)

1.	The Funds

MassMutual Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):

MassMutual Select Total Return Bond Fund (“Total Return Bond Fund”)

MassMutual Select Strategic Bond Fund (“Strategic Bond Fund”)

MassMutual Select BlackRock Global Allocation Fund (“BlackRock Global Allocation Fund”)

MassMutual Select Diversified Value Fund (“Diversified Value Fund”)

MassMutual Select Fundamental Value Fund (“Fundamental Value Fund”)

MassMutual Select Large Cap Value Fund (“Large Cap Value Fund”)

MM S&P 500® Index Fund (“S&P 500 Index Fund”)

MassMutual Select Focused Value Fund (“Focused Value Fund”)

MassMutual Select Fundamental Growth Fund (“Fundamental Growth Fund”)

MassMutual Select Blue Chip Growth Fund (“Blue Chip Growth Fund”)

MassMutual Select Growth Opportunities Fund (“Growth Opportunities Fund”)

MassMutual Select Mid-Cap Value Fund (“Mid-Cap Value Fund”)

MassMutual Select Small Cap Value Equity Fund (“Small Cap Value Equity Fund”)

MassMutual Select Small Company Value Fund (“Small Company Value Fund”)

MM S&P® Mid Cap Index Fund (“S&P Mid Cap Index Fund”)

MM Russell 2000® Small Cap Index Fund (“Russell 2000 Small Cap Index Fund”)

MassMutual Select Mid Cap Growth Equity II Fund (“Mid Cap Growth Equity II Fund”)

MassMutual Select Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”)

MassMutual Select Diversified International Fund (“Diversified International Fund”)

MM MSCI EAFE® International Index Fund (“MSCI EAFE International Index Fund”)

MassMutual Select Overseas Fund (“Overseas Fund”)

MassMutual RetireSMARTSM Conservative Fund (“MM RetireSMART Conservative Fund”)

MassMutual RetireSMARTSM Moderate Fund (“MM RetireSMART Moderate Fund”)

MassMutual RetireSMARTSM Moderate Growth Fund (“MM RetireSMART Moderate Growth Fund”)

MassMutual RetireSMARTSM Growth Fund (“MM RetireSMART Growth Fund”)

MassMutual RetireSMARTSM In Retirement Fund (“MM RetireSMART In Retirement Fund”)

MassMutual RetireSMARTSM 2010 Fund (“MM RetireSMART 2010 Fund”)

MassMutual RetireSMARTSM 2015 Fund (“MM RetireSMART 2015 Fund”)

MassMutual RetireSMARTSM 2020 Fund (“MM RetireSMART 2020 Fund”)

MassMutual RetireSMARTSM 2025 Fund (“MM RetireSMART 2025 Fund”)

MassMutual RetireSMARTSM 2030 Fund (“MM RetireSMART 2030 Fund”)

MassMutual RetireSMARTSM 2035 Fund (“MM RetireSMART 2035 Fund”)

MassMutual RetireSMARTSM 2040 Fund (“MM RetireSMART 2040 Fund”)

MassMutual RetireSMARTSM 2045 Fund (“MM RetireSMART 2045 Fund”)

MassMutual RetireSMARTSM 2050 Fund (“MM RetireSMART 2050 Fund”)

MassMutual RetireSMARTSM 2055 Fund (“MM RetireSMART 2055 Fund”)

MassMutual RetireSMARTSM 2060 Fund (“MM RetireSMART 2060 Fund”)

MM Select Bond and Income Asset Fund (“Bond and Income Asset Fund”)

MM Select Equity Asset Fund (“Equity Asset Fund”)

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

Notes to Portfolio of Investments (Unaudited) (Continued)

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Basis of Consolidation

The accompanying portfolio of investments for the BlackRock Global Allocation Fund includes the accounts of MassMutual Select Cayman Global Allocation Fund I, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the BlackRock Global Allocation Fund, which primarily invests in commodity-related investments consistent with the Fund’s investment objectives and policies as stated in its Prospectus and Statement of Additional Information. The Subsidiary allows the BlackRock Global Allocation Fund to hold these commodity-related investments and still satisfy regulated investment company tax requirements. The BlackRock Global Allocation Fund may invest up to 25% of its total assets in the Subsidiary. Intercompany accounts and transactions have been eliminated. As of December 31, 2016, the BlackRock Global Allocation Fund’s net assets were approximately $563,924,373, of which approximately $17,884,645 or approximately 3.17%, represents the Subsidiary’s net assets.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities

Notes to Portfolio of Investments (Unaudited) (Continued)

whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. Government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

[1]	The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Assistant Vice Presidents, Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Portfolio of Investments (Unaudited) (Continued)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned significant inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities issued by non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The Diversified Value Fund, the Focused Value Fund and Growth Opportunities Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of December 31, 2016. The MM RetireSMART Conservative Fund, MM RetireSMART Moderate Fund, MM RetireSMART Moderate Growth Fund, MM RetireSMART Growth Fund, MM RetireSMART In Retirement Fund, MM RetireSMART 2010 Fund, MM RetireSMART 2015 Fund, MM RetireSMART 2020 Fund, MM RetireSMART 2025 Fund, MM RetireSMART 2030 Fund, MM RetireSMART 2035 Fund, MM RetireSMART 2040 Fund, MM RetireSMART 2045 Fund, MM RetireSMART 2050 Fund, MM RetireSMART 2055 Fund, and MM RetireSMART 2060 Fund characterized all investments at Level 1, as of December 31, 2016. The Bond and Income Asset Fund characterized all investments at Level 2, as of December 31, 2016. The BlackRock Global Allocation Fund characterized all securities sold short at Level 2, as of December 31, 2016. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of December 31, 2016, for the remaining Funds’ investments and the BlackRock Global Allocation Fund’s other investments:

	Level 1	Level 2	Level 3	Total
Total Return Bond Fund
Asset Investments
Corporate Debt	$-	$281,828,994	$-	$281,828,994
Municipal Obligations	-	14,965,479	-	14,965,479
Non-U.S. Government Agency Obligations	-	155,344,095	-	155,344,095
U.S. Government Agency Obligations and Instrumentalities	-	276,958,769	-	276,958,769
U.S. Treasury Obligations	-	218,421,223	-	218,421,223
Short-Term Investments	-	72,089,335	-	72,089,335

Total Investments	$-	$1,019,607,895	$-	$1,019,607,895

Asset Derivatives
Forward Contracts	$-	$720,996	$-	$720,996

Liability Derivatives
Futures Contracts	$(242,748)	$-	$-	$(242,748)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total
Strategic Bond Fund
Asset Investments
Preferred Stock	$156,211	$-	$-		$156,211
Bank Loans	-	12,053,400	-		12,053,400
Corporate Debt	-	84,746,178	-		84,746,178
Municipal Obligations	-	350,601	-		350,601
Non-U.S. Government Agency Obligations	-	47,896,852	1,534,291	**	49,431,143
Sovereign Debt Obligations	-	15,123,055	-		15,123,055
U.S. Government Agency Obligations and Instrumentalities	-	68,989,001	-		68,989,001
U.S. Treasury Obligations	-	82,469,181	-		82,469,181
Purchased Options	14,250	102,890	-		117,140
Short-Term Investments	-	40,618,956	-		40,618,956

Total Investments	$170,461	$352,350,114	$1,534,291		$354,054,866

Asset Derivatives
Forward Contracts	$-	$1,336,546	$-		$1,336,546
Futures Contracts	203,882	-	-		203,882
Swap Agreements	-	1,242,595	-		1,242,595

Total	$203,882	$2,579,141	$-		$2,783,023

Liability Derivatives
Forward Contracts	$-	$(734,386)	$-		$(734,386)
Futures Contracts	(727,460)	-	-		(727,460)
Swap Agreements	-	(156,799)	-		(156,799)
Written Options	(58,297)	-	-		(58,297)

Total	$(785,757)	$(891,185)	$-		$(1,676,942)

BlackRock Global Allocation Fund
Asset Investments
Common Stock	$173,976,210	$133,347,845 *	$60,617		$307,384,672
Preferred Stock	5,833,803	2,973,878 *	6,788,087		15,595,768
Bank Loans	-	4,962,294	-		4,962,294
Corporate Debt	-	35,456,925	1,502,737		36,959,662
Pass-Through Securities	-	-	472,518		472,518
Sovereign Debt Obligations	-	52,391,428	-		52,391,428
U.S. Government Agency Obligations and Instrumentalities	-	3,544,027	-		3,544,027
U.S. Treasury Obligations	-	40,236,372	-		40,236,372
Mutual Funds	24,934,340	-	-		24,934,340
Purchased Options	-	7,085,246	-		7,085,246
Warrants	-	72,686	-		72,686
Short-Term Investments	-	80,902,397	-		80,902,397

Total Investments	$204,744,353	$360,973,098	$8,823,959		$574,541,410

Liability Investments
Equities Sold Short*	$(4,431,567)	$(362,671)	$-		$(4,794,238)

Asset Derivatives
Forward Contracts	$-	$4,298,386	$-		$4,298,386
Futures Contracts	42,037	-	-		42,037
Swap Agreements	-	1,757,718	-		1,757,718

Total	$42,037	$6,056,104	$-		$6,098,141

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2		Level 3	Total
BlackRock Global Allocation Fund (Continued)
Liability Derivatives
Forward Contracts	$-	$(530,972)		$-	$(530,972)
Futures Contracts	(61,927)	-		-	(61,927)
Swap Agreements	-	(726,946)		-	(726,946)
Written Options	(51,000)	(1,668,572)		-	(1,719,572)

Total	$(112,927)	$(2,926,490)		$-	$(3,039,417)

Fundamental Value Fund
Asset Investments
Common Stock	$1,216,936,060	$29,451,359	*	$-	$1,246,387,419
Short-Term Investments	-	10,183,399		-	10,183,399

Total Investments	$1,216,936,060	$39,634,758		$-	$1,256,570,818

Large Cap Value Fund
Asset Investments
Common Stock	$177,015,680	$2,164,528		$-	$179,180,208
Mutual Funds	4,515,031	-		-	4,515,031
Short-Term Investments	-	5,101,841		-	5,101,841

Total Investments	$181,530,711	$7,266,369		$-	$188,797,080

S&P 500 Index Fund
Asset Investments
Common Stock	$3,637,225,778	$-		$-	$3,637,225,778
Short-Term Investments	-	54,028,394		-	54,028,394

Total Investments	$3,637,225,778	$54,028,394		$-	$3,691,254,172

Liability Derivatives
Futures Contracts	$(331,780)	$-		$-	$(331,780)

Fundamental Growth Fund
Asset Investments
Common Stock	$108,683,925	$543,135	*	$-	$109,227,060
Mutual Funds	1,294,818	-		-	1,294,818
Short-Term Investments	-	42,314		-	42,314

Total Investments	$109,978,743	$585,449		$-	$110,564,192

Blue Chip Growth Fund
Asset Investments
Common Stock	$1,422,577,293	$30,959,205	*	$-	$1,453,536,498
Mutual Funds	1,015	-		-	1,015
Short-Term Investments	-	7,109,429		-	7,109,429

Total Investments	$1,422,578,308	$38,068,634		$-	$1,460,646,942

Mid-Cap Value Fund
Asset Investments
Common Stock	$121,075,523	$737,061	*	$-	$121,812,584
Mutual Funds	1,792,463	-		-	1,792,463
Short-Term Investments	-	3,409,527		-	3,409,527

Total Investments	$122,867,986	$4,146,588		$-	$127,014,574

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2		Level 3		Total
Mid-Cap Value Fund (Continued)
Asset Derivatives
Forward Contracts	$-	$2,817		$-		$2,817

Liability Derivatives
Forward Contracts	$-	$(12,762)		$-		$(12,762)

Small Cap Value Equity Fund
Asset Investments
Common Stock	$194,776,932	$3,743,037	*	$-	†**	$198,519,969
Short-Term Investments	-	8,297,281		-		8,297,281

Total Investments	$194,776,932	$12,040,318		$-		$206,817,250

Small Company Value Fund
Asset Investments
Common Stock	$311,969,862	$-		$-	†**	$311,969,862
Mutual Funds	18,359,662	-		-		18,359,662
Short-Term Investments	-	12,487,308		-		12,487,308

Total Investments	$330,329,524	$12,487,308		$-		$342,816,832

Liability Derivatives
Futures Contracts	$(42,250)	$-		$-		$(42,250)

S&P Mid Cap Index Fund
Asset Investments
Common Stock	$315,813,587	$-		$-		$315,813,587
Mutual Funds	11,387,235	-		-		11,387,235
Short-Term Investments	-	16,040,417		-		16,040,417

Total Investments	$327,200,822	$16,040,417		$-		$343,241,239

Liability Derivatives
Futures Contracts	$(260,280)	$-		$-		$(260,280)

Russell 2000 Small Cap Index Fund
Asset Investments
Common Stock	$300,375,248	$-		$22,339	**	$300,397,587
Rights	-	-		-	†**	-
Mutual Funds	28,530,666	-		-		28,530,666
Short-Term Investments	-	10,655,412		-		10,655,412

Total Investments	$328,905,914	$10,655,412		$22,339		$339,583,665

Liability Derivatives
Futures Contracts	$(150,881)	$-		$-		$(150,881)

Mid Cap Growth Equity II Fund
Asset Investments
Common Stock	$3,314,142,473	$-		$4,111,991	**	$3,318,254,464
Preferred Stock	-	-		7,157,891	**	7,157,891
Mutual Funds	125,400,814	-		-		125,400,814
Short-Term Investments	-	124,616,526		-		124,616,526

Total Investments	$3,439,543,287	$124,616,526		$11,269,882		$3,575,429,695

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2		Level 3		Total
Small Cap Growth Equity Fund
Asset Investments
Common Stock	$478,690,733	$2,366,994	*	$1,172,978		$482,230,705
Preferred Stock	-	-		5,927,926		5,927,926
Rights	-	-		-	†	-
Mutual Funds	57,652,524	-		-		57,652,524
Short-Term Investments	-	3,061,162		-		3,061,162

Total Investments	$536,343,257	$5,428,156		$7,100,904		$548,872,317

Diversified International Fund
Asset Investments
Common Stock*
Australia	$-	$1,546,382		$-		$1,546,382
Belgium	-	779,399		-		779,399
Canada	442,693	-		-		442,693
Cayman Islands	-	549,734		-		549,734
Chile	208,859	-		-		208,859
Finland	-	829,308		-		829,308
France	-	6,649,753		-		6,649,753
Germany	-	3,250,522		-		3,250,522
Hong Kong	-	374,086		-		374,086
Ireland	268,430	-		-		268,430
Israel	463,094	-		-		463,094
Italy	-	1,626,660		-		1,626,660
Japan	-	9,251,026		-		9,251,026
Luxembourg	-	397,500		-		397,500
Netherlands	-	1,958,275		-		1,958,275
Norway	-	516,219		-		516,219
Republic of Korea	-	360,524		-		360,524
Singapore	-	365,081		-		365,081
Spain	-	567,999		-		567,999
Sweden	-	693,426		-		693,426
Switzerland	-	1,474,122		-		1,474,122
United Kingdom	-	6,855,109		-		6,855,109
Mutual Funds	641,808	-		-		641,808
Short-Term Investments	-	769,905		-		769,905

Total Investments	$2,024,884	$38,815,030		$-		$40,839,914

Asset Derivatives
Forward Contracts	$-	$251,035		$-		$251,035
Futures Contracts	10,321	-		-		10,321

Total	$10,321	$251,035		$-		$261,356

Liability Derivatives
Forward Contracts	$-	$(203,091)		$-		$(203,091)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total
MSCI EAFE International Index Fund
Asset Investments
Common Stock*
Australia	$-	$17,917,350	$-		$17,917,350
Austria	-	479,422	-		479,422
Belgium	-	2,911,241	-		2,911,241
Bermuda	-	767,111	-		767,111
Cayman Islands	58,830	1,445,454	-		1,504,284
Denmark	-	4,053,259	-		4,053,259
Finland	-	2,337,611	-		2,337,611
France	-	23,577,990	-		23,577,990
Germany	-	21,719,354	-		21,719,354
Hong Kong	-	5,723,522	-		5,723,522
Ireland	-	1,786,961	-		1,786,961
Israel	914,298	611,641	-		1,525,939
Italy	-	4,324,160	-		4,324,160
Japan	-	59,275,560	-		59,275,560
Luxembourg	-	802,853	-		802,853
Mauritius	-	40,434	-		40,434
Netherlands	1,067,830	8,749,397	-		9,817,227
New Zealand	-	414,900	-		414,900
Norway	-	1,628,808	-		1,628,808
Papua New Guinea	-	144,158	-		144,158
Portugal	-	373,531	418	**	373,949
Singapore	-	2,992,468	-		2,992,468
Spain	-	7,775,348	-		7,775,348
Sweden	-	6,901,081	-		6,901,081
Switzerland	-	21,419,262	-		21,419,262
United Kingdom	-	44,395,929	-		44,395,929
Preferred Stock
Germany	-	1,300,426	-		1,300,426
Mutual Funds	2,063,998	-	-		2,063,998
Rights	-	8,214	-		8,214
Short-Term Investments	-	4,036,322	-		4,036,322

Total Investments	$4,104,956	$247,913,767	$418		$252,019,141

Asset Derivatives
Forward Contracts	$-	$16,985	$-		$16,985
Futures Contracts	69,678	-	-		69,678

Total	$69,678	$16,985	$-		$86,663

Liability Derivatives
Forward Contracts	$-	$(10,049)	$-		$(10,049)
Futures Contracts	(8,997)	-	-		(8,997)

Total	$(8,997)	$(10,049)	$-		$(19,046)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total
Overseas Fund
Asset Investments
Common Stock*
Australia	$-	$12,966,766	$-		$12,966,766
Belgium	-	5,813,456	-		5,813,456
Bermuda	-	2,430,431	-		2,430,431
Brazil	2,328,037	-	-		2,328,037
Canada	15,423,912	-	-		15,423,912
Cayman Islands	8,594,704	1,886,410	-		10,481,114
Chile	700,168	-	-		700,168
Denmark	-	5,763,540	-		5,763,540
Finland	-	2,887,698	-		2,887,698
France	-	91,708,977	-		91,708,977
Germany	-	60,955,002	-		60,955,002
Hong Kong	-	8,513,337	-		8,513,337
India	986,195	7,931,336	-		8,917,531
Indonesia	-	3,005,740	-		3,005,740
Ireland	4,017,676	4,305,533	-		8,323,209
Israel	5,118,292	-	-		5,118,292
Italy	-	19,406,745	-		19,406,745
Japan	-	87,342,465	-		87,342,465
Luxembourg	-	1,383,329	-		1,383,329
Mexico	3,083,364	-	-		3,083,364
Netherlands	-	37,834,651	-		37,834,651
Norway	-	1,714,268	-		1,714,268
Republic of Korea	-	3,204,823	-		3,204,823
Singapore	-	7,716,562	-		7,716,562
Spain	-	5,969,314	-		5,969,314
Sweden	-	13,471,161	-		13,471,161
Switzerland	-	64,461,953	-		64,461,953
Taiwan	6,798,254	1,387,470	-		8,185,724
United Kingdom	1,555,650	95,937,159	-		97,492,809
United States	6,985,242	-	-		6,985,242
Mutual Funds	4,445,782	-	-		4,445,782
Short-Term Investments	-	6,822,144	-		6,822,144

Total Investments	$60,037,276	$554,820,270	$-		$614,857,546

Asset Derivatives
Forward Contracts	$-	$1,135,184	$-		$1,135,184

Liability Derivatives
Forward Contracts	$-	$(657,698)	$-		$(657,698)

Equity Asset Fund
Asset Investments
Common Stock*
Australia	$32,023	$23,897,322	$-		$23,929,345
Austria	-	926,243	68,639	**	994,882
Belgium	-	3,843,916	-		3,843,916
Bermuda	5,667,011	1,987,413	-		7,654,424
Brazil	-	2,223,243	-		2,223,243
British Virgin Islands	8,904	-	-		8,904

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total
Equity Asset Fund (Continued)
Asset Investments (Continued)
Common Stock* (Continued)
Canada	$31,316,698	$13,120	$-		$31,329,818
Cayman Islands	3,254,252	5,282,695	-		8,536,947
Chile	-	537,584	-		537,584
China	-	4,986,295	-		4,986,295
Czech Republic	-	94,281	-		94,281
Denmark	-	4,601,072	-		4,601,072
Finland	-	3,016,362	-		3,016,362
France	-	27,461,973	-		27,461,973
Germany	-	25,533,652	-		25,533,652
Greece	-	183,904	-		183,904
Hong Kong	-	11,203,237	-		11,203,237
Hungary	-	155,207	-		155,207
Indonesia	-	1,270,695	-		1,270,695
Ireland	8,942,470	2,264,900	-		11,207,370
Israel	1,134,034	1,002,219	-		2,136,253
Italy	-	5,557,356	-		5,557,356
Japan	-	76,571,153	-		76,571,153
Liberia	493,553	-	-		493,553
Luxembourg	143,564	1,136,712	-		1,280,276
Malaysia	-	1,246,123	-		1,246,123
Malta	-	65,088	-		65,088
Mauritius	-	52,514	-		52,514
Mexico	1,735,162	-	-		1,735,162
Netherlands	4,374,258	10,181,795	-		14,556,053
New Zealand	-	795,144	-		795,144
Norway	-	2,085,315	-		2,085,315
Panama	638,695	2,824	-		641,519
Papua New Guinea	-	138,468	-		138,468
Peru	27,072	-	-		27,072
Philippines	-	591,623	-		591,623
Poland	-	546,507	-		546,507
Portugal	-	473,999	-		473,999
Puerto Rico	308,229	-	-		308,229
Qatar	-	447,596	-		447,596
Republic of Korea	-	6,631,853	-		6,631,853
Russia	55,571	2,031,215	-		2,086,786
Singapore	1,297,160	4,954,309	-		6,251,469
South Africa	-	3,184,569	-		3,184,569
Spain	-	8,980,069	-		8,980,069
Sweden	-	9,278,812	-		9,278,812
Switzerland	1,714,517	23,843,468	-		25,557,985
Taiwan	-	5,907,572	-		5,907,572
Thailand	-	1,068,701	-		1,068,701
Turkey	-	506,218	-		506,218
United Arab Emirates	-	421,882	-		421,882
United Kingdom	3,179,516	53,156,369	-		56,335,885
United States	590,659,797	-	3,919	**	590,663,716

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total
Equity Asset Fund (Continued)
Asset Investments (Continued)
Preferred Stock*
Brazil	$-	$1,485,929	$-		$1,485,929
Chile	-	45,308	-		45,308
Germany	-	1,442,497	-		1,442,497
Italy	-	15,165	-		15,165
Republic of Korea	-	360,303	-		360,303
Russia	-	112,194	-		112,194
Mutual Funds	25,722,242	105,766	-		25,828,008
Rights	-	9,050	1,798	**	10,848
Short-Term Investments	-	7,077,568	-		7,077,568

Total Investments	$680,704,728	$350,996,367	$74,356		$1,031,775,451

Asset Derivatives
Forward Contracts	$-	$4,348	$-		$4,348
Futures Contracts	9,925	-	-		9,925

Total	$9,925	$4,348	$-		$14,273

Liability Derivatives
Forward Contracts	$-	$(950)	$-		$(950)
Futures Contracts	(94,051)	-	-		(94,051)

Total	$(94,051)	$(950)	$-		$(95,001)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their applicable foreign markets.
**	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund(s). Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended December 31, 2016 is not presented.
†	Represents a security at $0 value as of December 31, 2016.

The Funds had no transfers between Level 1 and Level 2 of the fair value hierarchy at December 31, 2016. The Fund(s) recognize transfers between the Levels as of the beginning of the year.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 9/30/16	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*		Transfers (out) of Level 3*	Balance as of 12/31/16	Net Change in Unrealized Appreciation (Depreciation) from Investments Still held as of 12/31/16
BlackRock Global Allocation Fund
Common Stock	$999,822	$-	$-	$39,085	$-	$(978,290)	$-		$-	$60,617	$39,085
Preferred Stock	6,112,727	-	-	(302,930)	978,290	-	-		-	6,788,087	(302,930)
Corporate Debt†	3,090	-	-	(9,939)	-	-	33,130	**	-	26,281	(9,939)
Corporate Debt	1,560,628	-	-	(84,172)	-	-	-		-	1,476,456	(84,172)
Pass-Through Securities†	482,434	-	-	(9,916)	-	-	-		-	472,518	(9,916)

	$9,158,701	$-	$-	$(367,872)	$978,290	$(978,290)	$33,130		$-	$8,823,959	$(367,872)

Notes to Portfolio of Investments (Unaudited) (Continued)

Asset Valuation Inputs (Continued)

	Investments in Securities
	Balance as of 9/30/16		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*	Transfers (out) of Level 3*	Balance as of 12/31/16		Net Change in Unrealized Appreciation (Depreciation) from Investments Still held as of 12/31/16
Small Cap Growth Equity Fund
Common Stock	$1,039,359		$-	$-	$50,915	$82,704	$-	$-	$-	$1,172,978		$50,917
Preferred Stock	6,269,529		-	-	(341,603)	-	-	-	-	5,927,926		341,606
Rights	-	***	-	-	-	-	-	-	-	-	††	-

	$7,308,888		$-	$-	$(290,688)	$82,704	$-	$-	$-	$7,100,904		$392,523

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year.
**	Transfers occurred between Level 2 and Level 3 as inputs were less observable.
***	Represents a security at $0 value as of September 30, 2016.
†	Represents (i) an illiquid 144A security valued by a broker quote or vendor price or (ii) a restricted security issued by a non-public entity valued by a broker quote or vendor price.
††	Represents a security at $0 value as of December 31, 2016.

The BlackRock Global Allocation Fund fair values certain of its Level 3 investments using acquisition cost, although the transaction may not have occurred during the current reporting period. These investments are generally privately held investments, but may include defaulted securities and new debt issuances. There may not be a secondary market for such investments, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the Valuation Committee. Valuations are reviewed by members of the Valuation Committee utilizing available market information to determine if the carrying value of these investments should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment, also referred to as enterprise value (EV) to earnings before interest, taxes, depreciation, and amortization (EBITDA) ratios. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment and the fact that comparable public companies are not identical to the investments being fair valued by the BlackRock Global Allocation Fund. All market variables are assessed on a regular frequency and calibrated as necessary.

	Fair Value Amount	Valuation Technique	Unobservable Input Description	Value/ Weighted Average Range
BlackRock Global Allocation Fund

Common stock — $60,617
Delta Topco Ltd.	$40,021	Market Approach	Convertible Security Value Analysis	5%
Lookout, Inc.	20,596	Market Approach	Probability Weighted Return Method
			IPO 2017 Probability	20%
			IPO 2018 Probability	30%
			Option Pricing Method Probability	50%

Corporate Debt — $1,476,456
AliphCom Convertible Bond	118,027	Market Approach	Enterprise Value Coverage Analysis	4.51%
AliphCom Convertible Bond	8,614
Bio City Development Co. B.V.	513,240	Market Approach	Debt Restructure Analysis — Expected Recovery Rate	49.40%
			Cashflow discount rate	15%
Delta Topco Ltd.	836,575	Market Approach	Convertible Security Value Analysis	103%

Notes to Portfolio of Investments (Unaudited) (Continued)

	Fair Value Amount	Valuation Technique	Unobservable Input Description	Value/ Weighted Average Range
BlackRock Global Allocation Fund (Continued)

Preferred Stock — $6,788,087
Domo, Inc Series E Convertible	$1,006,014	Market Approach	Probability Weighted Return Method
			IPO 2017 Probability	20%
			IPO 2018 Probability	22.50%
			Sale Scenario Probability	5%
			Insolvency Probability	2.50%
			Option Pricing Method Probability	50%
Dropbox, Inc.	838,908	Market Approach	EV/Multiple	5.40x
			Discount for Lack of Marketability	10%
Grand Rounds, Inc. Series C Convertible	333,638	Market Approach	Option Pricing Method/EV Multiple	4.75x
Lookout, Inc. Series F	528,538	Market Approach	Probability Weighted Return Method
			IPO 2017 Probability	20%
			IPO 2018 Probability	30%
			Option Pricing Method Probability	50%
Palantir Technologies, Inc. Series I	866,374	Market Approach	EV/Multiple	11.00x
			2 Year Revenue Growth Rate	71.9%
Uber Technologies, Inc. Series D	3,214,615	Market Approach	EV/Multiple	12.00x

			2 Year Revenue Growth Rate	278.6%
Total	$8,325,160

The Small Cap Growth Equity Fund fair values certain of its Level 3 investments using acquisition cost, although the transaction may not have occurred during the current reporting period. These investments are generally privately held investments, but may include defaulted securities and new debt issuances. There may not be a secondary market for such investments, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the Valuation Committee. Valuations are reviewed by members of the Valuation Committee utilizing available market information to determine if the carrying value of these investments should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment, also referred to as enterprise value (EV) to earnings before interest, taxes, depreciation, and amortization (EBITDA) ratios. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment and the fact that comparable public companies are not identical to the investments being fair valued by the Small Cap Growth Equity Fund. All market variables are assessed on a regular frequency and calibrated as necessary.

	Fair Value Amount	Valuation Technique	Unobservable Input Description	Value/ Weighted Average Range
Small Cap Growth Equity Fund

Common stock — $1,172,978
Dropbox, Inc.	$271,383	Market Approach	EV/Multiple	5.40x
			Discount for Lack of Marketability	10%
Telogis	798,186	Market Approach	Future Cash Distribution	$3.18
Cenntenial Resource Development	103,409	Market Approach	Discount for Lack of Marketability	10%
Docusign, Series E Escrow Shares	-	Worthless	Worthless	$0.00

Notes to Portfolio of Investments (Unaudited) (Continued)

	Fair Value Amount	Valuation Technique	Unobservable Input Description	Value/ Weighted Average Range
Small Cap Growth Equity Fund (Continued)

Preferred stock — $5,927,926
Cloudera, Inc. Series F	$656,446	Market Approach	EV/Multiple	6.10x
			Discount for Lack of Marketability	10%
Docusign, Series E	356,059	Market Approach	EV/Multiple	7.20x
Docusign, Series D	16,441		Discount for Lack of Marketability	10%
Docusign, Series B	22,885
Docusign, Series B1	6,848
Draftkings, Inc. Series D	212,320	Market Approach	Probability Expected Weighted Return Model — 2019 EV/Multiple	12.2x
Draftkings, Inc. Series D1	522,438	Market Approach	Merger Probability	50%
			Probability Expected Weighted Return Model — 2020 EV/Multiple	10.9x
			No Merger Probability	50%
			Discount for Lack of Marketability	10%
MarkLogic Corp. Series F	794,056	Market Approach	EV/Multiple	3.0x
			Discount for Lack of Marketability	10%
Telogis	1,504,842	Market Approach	Discount for Lack of Marketability	10%
			Market Observed Transaction	$4.40
The Honest Co.	490,874	Market Approach	EV/Multiple	3.74x
			Discount for Lack of Marketability	10%
Veracode, Inc	621,330	Market Approach	EV/Multiple	4.40x
			Discount for Lack of Marketability	10%
Zuora, Inc. Series F	723,387	Market Approach	EV/Multiple	6.20x
			Discount for Lack of Marketability	10%

Rights — $0
Dyax Corporation CVR	-	Asset Valuation	Worthless	$0.00

Total	$7,100,904

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Gains or losses from derivatives can be substantially greater than their original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives at December 31, 2016, the following table shows the Fund used these types of derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Notes to Portfolio of Investments (Unaudited) (Continued)

Type of Derivative and Objective for Use	Total Return Bond Fund	Strategic Bond Fund	BlackRock Global Allocation Fund	S&P 500 Index Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management	A	A	A
Directional Exposures to Currencies		A	A

Futures Contracts**
Hedging/Risk Management	A	A	A
Duration/Credit Quality Management	A	A	M
Substitution for Direct Investment	M	A	A	A

Interest Rate Swaps***
Hedging/Risk Management		A	A
Duration Management		A	A
Substitution for Direct Investment			A

Total Return Swaps****
Hedging/Risk Management			M
Duration/Credit Quality Management			M
Substitution for Direct Investment			A
Market Access			M

Credit Default Swaps (Protection Buyer)
Hedging/Risk Management		A	A
Duration/Credit Quality Management		A	M
Income			M
Substitution for Direct Investment			A

Credit Default Swaps (Protection Seller)
Hedging/Risk Management		A	M
Duration/Credit Quality Management		A	M
Income			M
Substitution for Direct Investment			A

Options (Purchased)
Hedging/Risk Management		A	A
Duration/Credit Quality Management		A	A
Substitution for Direct Investment		M	A
Directional Investment			A

Options (Written)
Hedging/Risk Management		A	A
Duration/Credit Quality Management		A	A
Income		A	A
Substitution for Direct Investment		M	M
Directional Investment		A	A

Notes to Portfolio of Investments (Unaudited) (Continued)

Type of Derivative and Objective for Use	Mid-Cap Value Fund	Small Company Value Fund	S&P Mid Cap Index Fund	Russell 2000 Small Cap Index Fund	Diversified International Fund	MSCI EAFE International Index Fund	Overseas Fund	Equity Asset Fund
Foreign Currency Transactions*
Hedging/Risk Management	A				A		A
Directional Exposures to Currencies						A		A

Futures Contracts**
Hedging/Risk Management		A			A
Substitution for Direct Investment		A	A	A	M	A		A

*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.
***	Includes any caps, floors, and collars, and related purchased or written options, if applicable.
****	Includes any index swaps, if applicable.

At December 31, 2016, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Total Return Bond Fund
Asset Derivatives
Forward Contracts	$-	$-	$720,996	$-	$720,996

Liability Derivatives
Futures Contracts	$-	$-	$-	$(242,748)	$(242,748)

Strategic Bond Fund
Asset Derivatives
Purchased Options	$-	$-	$107,890	$9,250	$117,140
Forward Contracts	-	-	1,336,546	-	1,336,546
Futures Contracts	-	-	6,876	197,006	203,882
Swap Agreements	54,488	-	-	1,188,107	1,242,595

Total Value	$54,488	$-	$1,451,312	$1,394,363	$2,900,163

Liability Derivatives
Forward Contracts	$-	$-	$(734,386)	$-	$(734,386)
Futures Contracts	-	-	-	(727,460)	(727,460)
Swap Agreements	-	-	-	(156,799)	(156,799)
Written Options	-	-	-	(58,297)	(58,297)

Total Value	$-	$-	$(734,386)	$(942,556)	$(1,676,942)

BlackRock Global Allocation Fund
Asset Derivatives
Purchased Options	$-	$5,881,148	$600,508	$603,590	$7,085,246
Forward Contracts	-	-	4,298,386	-	4,298,386
Futures Contracts	-	42,037	-	-	42,037
Swap Agreements	417,183	444,873	681,754	213,908	1,757,718

Total Value	$417,183	$6,368,058	$5,580,648	$817,498	$13,183,387

Notes to Portfolio of Investments (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
BlackRock Global Allocation Fund (Continued)
Liability Derivatives
Forward Contracts	$-	$-	$(530,972)	$-	$(530,972)
Futures Contracts	-	(61,927)	-	-	(61,927)
Swap Agreements	-	-	(28,661)	(698,285)	(726,946)
Written Options	-	(551,578)	(457,239)	(710,755)	(1,719,572)

Total Value	$-	$(613,505)	$(1,016,872)	$(1,409,040)	$(3,039,417)

S&P 500 Index Fund
Liability Derivatives
Futures Contracts	$-	$(331,780)	$-	$-	$(331,780)

Mid-Cap Value Fund
Asset Derivatives
Forward Contracts	$-	$-	$2,817	$-	$2,817

Liability Derivatives
Forward Contracts	$-	$-	$(12,762)	$-	$(12,762)

Small Company Value Fund
Liability Derivatives
Futures Contracts	$-	$(42,250)	$-	$-	$(42,250)

S&P Mid Cap Index Fund
Liability Derivatives
Futures Contracts	$-	$(260,280)	$-	$-	$(260,280)

Russell 2000 Small Cap Index Fund
Liability Derivatives
Futures Contracts	$-	$(150,881)	$-	$-	$(150,881)

Diversified International Fund
Asset Derivatives
Forward Contracts	$-	$-	$251,035	$-	$251,035
Futures Contracts	-	10,321	-	-	10,321

Total Value	$-	$10,321	$251,035	$-	$261,356

Liability Derivatives
Forward Contracts	$-	$-	$(203,091)	$-	$(203,091)

MSCI EAFE International Index Fund
Asset Derivatives
Forward Contracts	$-	$-	$16,985	$-	$16,985
Futures Contracts	-	69,678	-	-	69,678

Total Value	$-	$69,678	$16,985	$-	$86,663

Liability Derivatives
Forward Contracts	$-	$-	$(10,049)	$-	$(10,049)
Futures Contracts	-	(8,997)	-	-	(8,997)

Total Value	$-	$(8,997)	$(10,049)	$-	$(19,046)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Overseas Fund
Asset Derivatives
Forward Contracts	$-	$-	$1,135,184	$-	$1,135,184

Liability Derivatives
Forward Contracts	$-	$-	$(657,698)	$-	$(657,698)

Equity Asset Fund
Asset Derivatives
Forward Contracts	$-	$-	$4,348	$-	$4,348
Futures Contracts	-	9,925	-	-	9,925

Total Value	$-	$9,925	$4,348	$-	$14,273

Liability Derivatives
Forward Contracts	$-	$-	$(950)	$-	$(950)
Futures Contracts	-	(94,051)	-	-	(94,051)

Total Value	$-	$(94,051)	$(950)	$-	$(95,001)

At December 31, 2016, the number of contracts, notional amounts, or shares/units for each derivative type was as follows:

	Number of Contracts, Notional Amounts or Shares/Units†
Fund Name	Futures Contracts	Forward Contracts	Swap Contracts	Purchased Options	Purchased Swaptions	Written Options	Written Swaptions
Total Return Bond Fund	701	$31,710,223	$-	-	$-	-	$-
Strategic Bond Fund	1,402	39,903,482	49,734,000	1,130,548	-	195	-
BlackRock Global Allocation Fund	231	95,043,550	87,997,706	20,435,693	187,874,663	41,933,690	69,805,914
S&P 500 Index Fund	522	-	-	-	-	-	-
Mid-Cap Value Fund	-	2,070,748	-	-	-	-	-
Small Company Value Fund	48	-	-	-	-	-	-
S&P Mid Cap Index Fund	98	-	-	-	-	-	-
Russell 2000 Small Cap Index Fund	165	-	-	-	-	-	-
Diversified International Fund	8	14,360,709	-	-	-	-	-
MSCI EAFE International Index Fund	115	4,086,302	-	-	-	-	-
Overseas Fund	-	51,352,707	-	-	-	-	-
Equity Asset Fund	118	719,971	-	-	-	-	-

†	Amount(s) disclosed represent number of contracts for futures contracts, notional amounts for forward contracts, swap agreements, purchased swaptions, and written swaptions, or shares/units outstanding for purchased options and written options at December 31, 2016.

Further details regarding the derivatives and other investments held by the Fund(s) at December 31, 2016, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may enter into foreign currency exchange transactions including foreign currency futures contracts and foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Futures contracts are exchange-traded and

Notes to Portfolio of Investments (Unaudited) (Continued)

typically have minimal exposure to counterparty risk. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may also buy and sell options on currencies or currency futures contracts. When the Fund buys an option, its loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a currency, it is subject generally to the same risks as if it had entered into a futures contract or forward contract with respect to that currency or currency futures contracts. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

The Fund(s) listed in the following table had open forward foreign currency contracts at December 31, 2016. A Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Total Return Bond Fund
Contracts to Deliver
JPY	2,300,000,000	Citibank N.A.	01/10/17	$20,150,339	$462,640

JPY	1,320,000,000	JP Morgan Chase Bank N.A.	01/13/17	11,559,884	258,356

				$31,710,223	$720,996

Strategic Bond Fund
Contracts to Buy
IDR	10,533,510,000	Bank of America N.A.	01/20/17	$800,845	$(20,699)

GBP	880,000	Barclays Bank PLC	01/20/17	1,093,435	(8,404)

BRL	416,000	Citibank N.A.	01/20/17	$125,226	$2,003
CAD	3,820	Citibank N.A.	01/20/17	2,904	(58)
EUR	6,719,841	Citibank N.A.	01/20/17	7,515,321	(435,216)
GBP	417,000	Citibank N.A.	01/20/17	519,662	(5,505)
IDR	21,142,870,000	Citibank N.A.	01/20/17	1,602,947	(37,038)

Notes to Portfolio of Investments (Unaudited) (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Strategic Bond Fund (Continued)
Contracts to Buy (Continued)
INR	165,360,000	Citibank N.A.	01/20/17	$2,448,116	$(15,360)
JPY	127,510,000	Citibank N.A.	01/20/17	1,088,327	3,746
MXN	9,869,200	Citibank N.A.	01/20/17	505,121	(30,122)
PLN	5,540,000	Citibank N.A.	01/20/17	1,418,659	(95,180)

				15,226,283	(612,730)

MXN	28,140,000	JP Morgan Chase Bank N.A.	01/20/17	1,441,170	(86,804)

				$18,561,733	$(728,637)

Contracts to Deliver
EUR	1,185,385	Bank of America N.A.	02/13/17	$1,321,532	$71,274
GBP	464,536	Bank of America N.A.	01/20/17	584,864	12,096

				1,906,396	83,370

CNY	40,663,913	Barclays Bank PLC	01/20/17	6,036,356	188,851

CNY	5,420,000	Citibank N.A.	01/20/17	788,583	9,182
EUR	4,073,922	Citibank N.A.	02/13/17	4,528,653	231,775
JPY	590,566,625	Citibank N.A.	01/20/17	5,706,819	648,849
PLN	5,540,000	Citibank N.A.	01/20/17	1,441,179	117,699

				12,465,234	1,007,505

EUR	836,893	UBS AG	02/13/17	933,763	51,071

				$21,341,749	$1,330,797

BlackRock Global Allocation Fund
Contracts to Buy
AED	316,000	BNP Paribas SA	01/19/17	$85,721	$310
AED	319,000	BNP Paribas SA	01/25/17	86,523	324
EUR	1,214,000	BNP Paribas SA	02/02/17	1,290,719	(10,911)

				1,462,963	(10,277)

TWD	53,249,100	Citibank N.A.	01/09/17	1,623,711	28,830

EUR	962,000	Credit Suisse International	01/06/17	1,022,293	(9,492)
TWD	52,804,552	Credit Suisse International	01/11/17	1,613,512	25,363

				2,635,805	15,871

EUR	805,000	Deutsche Bank AG	01/26/17	890,572	(42,193)
EUR	807,000	Deutsche Bank AG	03/09/17	847,213	4,925
JPY	156,829,299	Deutsche Bank AG	01/12/17	1,414,469	(71,797)
TWD	17,478,660	Deutsche Bank AG	02/16/17	545,526	(2,189)

				3,697,780	(111,254)

AED	316,000	Goldman Sachs & Co.	01/19/17	85,656	375
TWD	53,614,800	Goldman Sachs & Co.	01/09/17	1,637,827	26,062

				1,723,483	26,437

Notes to Portfolio of Investments (Unaudited) (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
BlackRock Global Allocation Fund (Continued)
Contracts to Buy (Continued)
TWD	53,010,807	JP Morgan Chase Bank N.A.	01/09/17	$1,617,262	$27,883

EUR	704,000	Morgan Stanley & Co.	01/26/17	779,025	(37,089)
NOK	4,834,000	Morgan Stanley & Co.	01/27/17	587,328	(27,404)

				1,366,353	(64,493)

EUR	803,000	UBS AG	02/24/17	843,050	4,322

				$14,970,407	$(82,681)

Contracts to Deliver
JPY	161,857,410	Barclays Bank PLC	03/02/17	$1,430,000	$41,302
JPY	161,094,272	Barclays Bank PLC	03/03/17	1,424,000	41,795

				2,854,000	83,097

AED	2,273,396	BNP Paribas SA	01/19/17	614,000	(4,934)
AED	2,258,952	BNP Paribas SA	01/25/17	610,000	(4,992)
JPY	90,305,250	BNP Paribas SA	01/12/17	875,000	101,864
JPY	380,000,000	BNP Paribas SA	02/13/17	3,693,247	435,159
JPY	340,000,000	BNP Paribas SA	03/10/17	3,366,970	448,716

				9,159,217	975,813

AUD	1,888,000	Citibank N.A.	05/10/17	1,454,317	95,945
TWD	53,249,100	Citibank N.A.	01/09/17	1,590,000	(62,540)

				3,044,317	33,405

EUR	962,000	Credit Suisse International	01/06/17	1,027,156	14,355
JPY	161,395,416	Credit Suisse International	04/07/17	1,428,000	40,518
JPY	710,000,000	Credit Suisse International	06/12/17	6,294,270	169,700
TWD	52,804,552	Credit Suisse International	01/11/17	1,574,000	(64,875)

				10,323,426	159,698

AUD	732,000	Deutsche Bank AG	01/05/17	551,211	22,979
EUR	805,000	Deutsche Bank AG	01/26/17	861,914	13,535
EUR	807,000	Deutsche Bank AG	03/09/17	843,735	(8,403)
GBP	256,000	Deutsche Bank AG	02/09/17	319,619	3,828
JPY	156,829,299	Deutsche Bank AG	01/12/17	1,419,000	76,328
JPY	101,982,609	Deutsche Bank AG	03/09/17	867,000	(8,277)
TWD	17,478,660	Deutsche Bank AG	02/16/17	523,000	(20,337)

				5,385,479	79,653

AED	2,275,177	Goldman Sachs & Co.	01/19/17	614,000	(5,419)
AUD	1,861,000	Goldman Sachs & Co.	05/10/17	1,432,914	93,968
JPY	700,000,000	Goldman Sachs & Co.	01/17/17	6,761,815	767,444
JPY	154,716,136	Goldman Sachs & Co.	02/16/17	1,418,000	91,318
JPY	169,019,250	Goldman Sachs & Co.	02/17/17	1,450,000	611
JPY	162,773,436	Goldman Sachs & Co.	04/07/17	1,428,000	28,672
TWD	53,614,800	Goldman Sachs & Co.	01/09/17	1,590,000	(73,890)

				14,694,729	902,704

Notes to Portfolio of Investments (Unaudited) (Continued)

		Counterparty	Settlement Date		In Exchange for	Unrealized Appreciation/ (Depreciation)
BlackRock Global Allocation Fund (Continued)
Contracts to Deliver (Continued)
JPY	2,490,633	HSBC Bank USA	02/13/17		$22,990	$1,636

JPY	161,445,731	JP Morgan Chase Bank N.A.	03/03/17		1,425,000	39,779
JPY	710,000,000	JP Morgan Chase Bank N.A.	03/21/17		6,247,085	149,243
NZD	2,052,000	JP Morgan Chase Bank N.A.	05/10/17		1,500,506	80,341
TWD	53,010,807	JP Morgan Chase Bank N.A.	01/09/17		1,590,000	(55,145)

					10,762,591	214,218

EUR	704,000	Morgan Stanley & Co.	01/26/17		759,004	17,068
EUR	1,214,000	Morgan Stanley & Co.	02/02/17		1,309,299	29,491
JPY	710,000,000	Morgan Stanley & Co.	02/27/17		6,518,785	427,889

					8,587,088	474,448

EUR	803,000	UBS AG	02/24/17		841,014	(6,358)
GBP	1,609,000	UBS AG	01/13/17		2,011,089	27,534
JPY	350,000,000	UBS AG	01/30/17		3,352,523	353,490
JPY	88,241,000	UBS AG	02/02/17		774,771	18,556
JPY	350,000,000	UBS AG	02/13/17		3,407,321	406,451
JPY	101,557,823	UBS AG	02/24/17		862,000	(9,132)
JPY	162,994,260	UBS AG	03/02/17		1,430,000	31,548
NZD	2,040,000	UBS AG	05/04/17		1,494,096	81,980

					14,172,814	904,069

					$79,006,651	$3,828,741

Cross Currency Forwards
JPY	61,452,678	HSBC Bank USA	02/13/17	EUR	474,000	$26,949
EUR	474,000	HSBC Bank USA	02/13/17	JPY	58,962,045	(5,595)

						$21,354

Mid-Cap Value Fund
Contracts to Buy
JPY	1,575,358	Credit Suisse International	03/31/17		$13,546	$(9)

CAD	73,398	Morgan Stanley & Co.	03/31/17		54,871	(147)

					$68,417	$(156)

Contracts to Deliver
JPY	40,241,986	Credit Suisse International	03/31/17		$341,718	$(4,099)

CAD	1,395,874	Morgan Stanley & Co.	03/31/17		1,043,551	2,817

EUR	591,643	UBS AG	03/31/17		617,062	(8,507)

					$2,002,331	$(9,789)

Notes to Portfolio of Investments (Unaudited) (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Diversified International Fund
Contracts to Buy
AUD	2,094,807	Australia And New Zealand Banking Group	01/18/17	$1,575,858	$(64,703)
EUR	149,768	Australia And New Zealand Banking Group	01/18/17	164,214	(6,430)
GBP	1,434,048	Australia And New Zealand Banking Group	01/18/17	$1,777,805	$(9,722)
HKD	1,544,500	Australia And New Zealand Banking Group	01/18/17	199,268	(81)
JPY	81,252,937	Australia And New Zealand Banking Group	01/18/17	733,893	(38,060)
SGD	694,052	Australia And New Zealand Banking Group	01/18/17	501,681	(22,467)

				4,952,719	(141,463)

SEK	4,191,559	Citibank N.A.	01/18/17	476,792	(16,246)

DKK	1,103,563	Goldman Sachs & Co.	01/18/17	165,051	(8,649)
GBP	93,211	Goldman Sachs & Co.	01/18/17	115,993	(1,070)

				281,044	(9,719)

JPY	9,635,164	HSBC Bank USA	01/18/17	93,222	(10,708)

GBP	134,071	Morgan Stanley & Co. LLC	01/18/17	164,019	1,281

GBP	138,162	Royal Bank of Scotland PLC	01/18/17	170,054	291

CHF	414,720	Standard Chartered Bank	01/18/17	422,000	(14,354)

EUR	149,174	State Street Bank and Trust Co.	01/18/17	158,311	(1,153)
JPY	8,557,597	State Street Bank and Trust Co.	01/18/17	80,640	(7,355)

				238,951	(8,508)

JPY	23,898,324	UBS AG	01/18/17	204,136	524

				$7,002,937	$(198,902)

Contracts to Deliver
CAD	458,838	Australia And New Zealand Banking Group	01/18/17	$346,480	$4,673
EUR	262,652	Australia And New Zealand Banking Group	01/18/17	282,270	5,560
GBP	133,787	Australia And New Zealand Banking Group	01/18/17	165,854	904

				794,604	11,137

NOK	606,425	BNP Paribas SA	01/18/17	73,826	3,587

GBP	78,989	Citibank N.A.	01/18/17	98,484	1,097
JPY	46,963,687	Citibank N.A.	01/18/17	441,239	39,052

				539,723	40,149

EUR	82,066	Deutsche Bank AG	01/18/17	89,623	3,165

EUR	157,538	Merrill Lynch International	01/18/17	175,312	9,342

GBP	185,019	Morgan Stanley & Co. LLC	01/18/17	232,265	4,149
JPY	18,018,524	Morgan Stanley & Co. LLC	01/18/17	159,912	5,605

				392,177	9,754

GBP	334,183	Royal Bank of Canada	01/18/17	413,477	1,452

Notes to Portfolio of Investments (Unaudited) (Continued)

		Counterparty	Settlement Date		In Exchange for	Unrealized Appreciation/ (Depreciation)
Diversified International Fund (Continued)
Contracts to Deliver (Continued)

EUR	170,244	Societe Generale	01/18/17		$186,621	$7,265
SGD	544,122	Societe Generale	01/18/17		381,864	6,171

					568,485	13,436

EUR	150,553	Standard Chartered Bank	01/18/17		159,009	397
GBP	87,888	Standard Chartered Bank	01/18/17		109,760	1,400
JPY	18,877,432	Standard Chartered Bank	01/18/17		177,519	15,856

					446,288	17,653

EUR	2,270,776	State Street Bank and Trust Co.	01/18/17		2,514,088	121,780

					$6,007,603	$231,455

Cross Currency Forwards
JPY	18,046,533	Citibank N.A.	01/18/17	NOK	1,340,713	$(740)

GBP	157,614	Goldman Sachs & Co.	01/18/17	EUR	185,740	(1,353)

EUR	583,412	HSBC Bank USA	01/18/17	GBP	493,013	6,786

GBP	157,727	Merrill Lynch International	01/18/17	EUR	178,134	6,799

CHF	173,521	Royal Bank of Canada	01/18/17	GBP	135,175	3,899

						$15,391

MSCI EAFE International Index Fund
Contracts to Buy
EUR	695,985	Bank of New York Mellon	03/15/17		$730,000	$5,181

GBP	422,441	Citibank N.A.	03/15/17		524,638	(3,121)

JPY	71,375,673	Goldman Sachs Bank USA	03/15/17		610,000	2,800

AUD	443,982	Morgan Stanley & Co.	03/15/17		321,413	(1,561)
CHF	27,776	Morgan Stanley & Co.	03/15/17		27,198	199
DKK	1,181,683	Morgan Stanley & Co.	03/15/17		166,323	1,632
HKD	67,742	Morgan Stanley & Co.	03/15/17		8,724	14
JPY	33,918,284	Morgan Stanley & Co.	03/15/17		291,270	(63)
SEK	405,012	Morgan Stanley & Co.	03/15/17		43,379	1,259
SGD	260,021	Morgan Stanley & Co.	03/15/17		180,119	(630)

					1,038,426	850

EUR	698,942	Societe Generale	03/15/17		732,619	5,686
ILS	195,433	Societe Generale	03/15/17		50,619	214

					783,238	5,900

					$3,686,302	$11,610

Notes to Portfolio of Investments (Unaudited) (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
MSCI EAFE International Index Fund (Continued)
Contract to Deliver
EUR	383,099	Bank of Montreal	03/15/17	$400,000	$(4,674)

Overseas Fund
Contracts to Buy
AUD	6,378,027	Australia And New Zealand Banking Group	01/18/17	$4,800,116	$(199,125)
CAD	374,721	Australia And New Zealand Banking Group	01/18/17	287,553	(8,408)
EUR	274,217	Australia And New Zealand Banking Group	01/18/17	304,697	(15,804)
GBP	4,088,485	Australia And New Zealand Banking Group	01/18/17	5,062,541	(21,717)
HKD	1,682,684	Australia And New Zealand Banking Group	01/18/17	217,096	(88)
JPY	204,966,906	Australia And New Zealand Banking Group	01/18/17	1,869,826	(114,532)
SGD	2,581,312	Australia And New Zealand Banking Group	01/18/17	1,865,847	(83,558)

				14,407,676	(443,232)

JPY	37,900,491	Barclays Bank PLC	01/18/17	322,925	1,647

GBP	526,220	Citibank N.A.	01/18/17	664,359	(15,566)
SEK	9,859,630	Citibank N.A.	01/18/17	1,121,539	(38,216)

				1,785,898	(53,782)

DKK	3,947,898	Goldman Sachs & Co.	01/18/17	590,454	(30,941)
GBP	865,586	Goldman Sachs & Co.	01/18/17	1,077,827	(10,619)

				1,668,281	(41,560)

JPY	33,752,482	HSBC Bank USA	01/18/17	298,152	(9,103)

EUR	275,611	Merrill Lynch International	01/18/17	293,564	(3,202)

GBP	590,693	Morgan Stanley & Co. LLC	01/18/17	722,643	5,641

CHF	1,627,927	Standard Chartered Bank	01/18/17	1,656,503	(56,344)

EUR	527,177	State Street Bank and Trust Co.	01/18/17	559,467	(4,075)
JPY	32,877,042	State Street Bank and Trust Co.	01/18/17	309,808	(28,256)

				869,275	(32,331)

AUD	735,626	Toronto Dominion Bank	01/18/17	548,586	(17,919)

				$22,573,503	$(650,185)

Contracts to Deliver
CAD	1,839,819	Australia And New Zealand Banking Group	01/18/17	$1,389,292	$18,737
EUR	2,175,819	Australia And New Zealand Banking Group	01/18/17	2,353,661	61,391
GBP	223,499	Australia And New Zealand Banking Group	01/18/17	278,620	3,062
JPY	40,764,424	Australia And New Zealand Banking Group	01/18/17	390,222	41,124

				4,411,795	124,314

EUR	312,319	BNP Paribas SA	01/18/17	339,487	10,453
NOK	2,462,228	BNP Paribas SA	01/18/17	299,752	14,567

				639,239	25,020

GBP	505,626	Citibank N.A.	01/18/17	630,418	7,016

Notes to Portfolio of Investments (Unaudited) (Continued)

		Counterparty	Settlement Date		In Exchange for	Unrealized Appreciation/ (Depreciation)
Overseas Fund (Continued)
Contracts to Deliver (Continued)
JPY	158,572,926	Citibank N.A.	01/18/17		$1,487,253	$129,267

					2,117,671	136,283

EUR	367,850	Deutsche Bank AG	01/18/17		401,723	14,185

EUR	297,546	HSBC Bank USA	01/18/17		328,672	15,201

GBP	764,064	Morgan Stanley & Co. LLC	01/18/17		941,814	(225)
JPY	62,457,327	Morgan Stanley & Co. LLC	01/18/17		554,301	19,429

					1,496,115	19,204

SGD	1,888,251	Societe Generale	01/18/17		1,325,145	21,385

GBP	323,598	Standard Chartered Bank	01/18/17		404,128	5,154

AUD	832,000	State Street Bank and Trust Co.	06/21/17		608,261	10,241
CHF	5,546,000	State Street Bank and Trust Co.	03/15/17		5,754,366	284,134
EUR	8,311,303	State Street Bank and Trust Co.	01/18/17		9,205,685	449,557

					15,568,312	743,932

					$26,692,800	$1,104,678

Cross Currency Forwards
JPY	98,479,782	Deutsche Bank AG	01/18/17	GBP	676,077	$9,803

EUR	1,134,097	HSBC Bank USA	01/18/17	GBP	958,370	$13,190

						$22,993

Equity Asset Fund
Contracts to Buy
GBP	128,606	Citibank N.A.	03/15/17		$159,719	$(950)

EUR	534,499	Societe Generale	03/15/17		560,252	4,348

					$719,971	$3,398

AED	Emirati Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan Dollar

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts and related options (see “Foreign Currency Exchange Transactions,” above, for a discussion of the use of futures contracts in connection with currency risk).

Notes to Portfolio of Investments (Unaudited) (Continued)

Futures Contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

Options on Futures Contracts. If a Fund buys an option on a futures contract, it will have the right to assume a futures contract at a particular price during the course of the option. Its potential loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a futures contract, it is subject generally to the same risks as if it had entered into a futures contract underlying the option itself.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

The Fund(s) listed in the following table had open futures contracts at December 31, 2016:

	Expiration Date	Number of Contracts	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Total Return Bond Fund
Futures Contracts — Long
U.S. Treasury Note 2 Year	03/31/17	142	$30,769,625	$(10,264)
U.S. Treasury Note 5 Year	03/31/17	559	65,774,211	(232,484)

				$(242,748)

Strategic Bond Fund
Futures Contracts — Long
Euro-BTP	03/08/17	50	$7,121,706	$104,326
U.S. Treasury Long Bond	03/22/17	20	3,013,125	(28,948)
U.S. Treasury Note 10 Year	03/22/17	63	7,829,719	(79,174)
U.S. Treasury Ultra 10 Year	03/22/17	17	2,279,063	11,632
U.S. Treasury Ultra Long Bond	03/22/17	82	13,140,500	(114,465)
U.S. Treasury Note 5 Year	03/31/17	726	85,424,110	(259,483)

				$(366,112)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Expiration Date	Number of Contracts	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Strategic Bond Fund (Continued)
Futures Contracts — Short
Euro Bund	03/08/17	104	$(17,970,427)	$(239,701)
90 Day Eurodollar	03/13/17	313	(77,436,200)	77,058
Euro FX	03/13/17	5	(660,875)	6,876
Japanese Government Bond 10 Year	03/13/17	6	(7,712,856)	(5,689)
U.S. Treasury Note 2 Year	03/31/17	16	(3,467,000)	3,990

				$(157,466)

BlackRock Global Allocation Fund
Futures Contracts — Long
Topix Index	03/09/17	11	$1,428,706	$31,856

Futures Contracts — Short
Yen Denom Nikkei	03/09/17	(9)	$(733,091)	$(7,459)
Euro Stoxx 50 Index	03/17/17	(57)	(1,966,235)	(50,919)
FTSE 100 Index	03/17/17	(2)	(173,768)	(3,549)
Mini MSCI Emerging Market	03/17/17	(20)	(858,900)	1,836
Nasdaq 100 E Mini Index	03/17/17	(13)	(1,264,640)	850
S&P 500 E Mini Index	03/17/17	(119)	(13,305,390)	7,495

				$(51,746)

S&P 500 Index Fund
Future Contract — Long
S&P 500 E Mini Index	03/17/17	522	$58,364,820	$(331,780)

Small Company Value Fund
Futures Contracts — Long
Russell 2000 Mini Index	03/17/17	48	$3,256,560	$(42,250)

S&P Mid Cap Index Fund
Future Contract — Long
S&P Midcap 400 E Mini Index	03/17/17	98	$16,259,180	$(260,280)

Russell 2000 Small Cap Index Fund
Future Contract — Long
Russell 2000 Mini Index	03/17/17	165	$11,194,425	$(150,881)

Diversified International Fund
Futures Contracts — Long
Topix Index	03/09/17	1	$129,882	$3,483
Euro Stoxx 50 Index	03/17/17	5	172,477	3,435
FTSE 100 Index	03/17/17	2	173,768	3,403

				$10,321

MSCI EAFE International Index Fund
Futures Contracts — Long
Hang Seng Index	01/26/17	2	$283,216	$4,622
Topix Index	03/09/17	13	1,688,471	(8,997)
SPI 200 Index	03/16/17	6	609,542	8,889
Euro Stoxx 50 Index	03/17/17	79	2,725,133	32,130
FTSE 100 Index	03/17/17	15	1,303,263	24,037

				$60,681

Notes to Portfolio of Investments (Unaudited) (Continued)

	Expiration Date	Number of Contracts	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Equity Asset Fund
Futures Contracts — Long
Topix Index	03/09/17	1	$129,882	$4,604
S&P TSX 60 IX	03/16/17	2	267,203	2,476
Euro Stoxx 50 Index	03/17/17	1	34,495	924
FTSE 100 Index	03/17/17	1	86,884	1,921
Mini MSCI EAFE	03/17/17	34	2,848,520	(15,288)
Mini MSCI EAFE	03/17/17	2	167,560	(2,179)
Mini MSCI Emerging Market	03/17/17	16	687,120	(8,609)
Russell 2000 Mini Index	03/17/17	4	271,380	(3,757)
Russell 2000 Mini Index	03/17/17	15	1,017,675	(14,713)
S&P 500 E Mini Index	03/17/17	14	1,565,340	(5,381)
S&P 500 E Mini Index	03/17/17	10	1,118,100	(5,041)
S&P 500 E Mini Index	03/17/17	5	559,050	(4,477)
S&P 500 E Mini Index	03/17/17	2	223,620	(2,006)
S&P Midcap 400 E Mini Index	03/17/17	11	1,825,010	(32,600)

				$(84,126)

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Total Return Swaps. A Fund also may enter into total return swaps. In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

Credit Default Swaps. A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer

Notes to Portfolio of Investments (Unaudited) (Continued)

of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, acceleration, default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Swaptions. A Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund may enter into swaptions for the same purposes as swaps. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked-to-market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on a Fund’s Statement of Operations. Only a limited number of transaction types are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s

Notes to Portfolio of Investments (Unaudited) (Continued)

Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security.

The Fund(s) listed in the following table had open swap transactions at December 31, 2016. A Fund’s current exposure to a counterparty is the fair value of the transaction.

Counterparty	Currency	Notional Amount	Expiration Date	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Strategic Bond Fund*
Credit Default Swaps — Sell Protection††
Centrally Cleared Swaps
	USD	880,000	12/20/21	5.000%	CDX.NA.HY.27† (Rating:AAA)**	$16,892	$37,596	$54,488

Counterparty	Currency	Notional Amount	Expiration Date	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
Centrally Cleared Swaps
	USD	5,030,000	6/13/21	Fixed 1.185%	3-Month USD-LIBOR	$(156,799)	$-	$(156,799)
	USD	10,400,000	8/31/22	Fixed 1.897%	3-Month USD-LIBOR	82,642	-	82,642
	USD	16,244,000	11/30/22	Fixed 1.900%	3-Month USD-LIBOR	157,330	-	157,330
	USD	12,160,000	5/15/23	Fixed 1.266%	3-Month USD-LIBOR	618,504	4,729	623,233
	USD	5,020,000	6/13/26	Fixed 1.580%	3-Month USD-LIBOR	324,193	709	324,902

						1,025,870	5,438	1,031,308

Counterparty	Currency	Notional Amount	Expiration Date	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
BlackRock Global Allocation Fund***
Credit Default Swaps — Sell Protection††
Centrally Cleared Swaps
	USD	968,684	12/20/21	5.000%	CDX.NA.HY.27.V1 (S&P Rating: B+)†	$20,553	$39,425	$59,978
	USD	5,879,465	12/20/21	1.000%	CDX.NA.IG.27.V1 (S&P Rating: BBB+)†	17,001	72,011	89,012
	EUR	2,680,922	12/20/21	5.000%	ITRAXX.XO.26.V1 (S&P Rating: B+)†	38,131	230,062	268,193

						75,685	341,498	417,183

Counterparty	Currency	Notional Amount	Expiration Date	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
Centrally Cleared Swaps
	EUR	765,512	4/09/21	Fixed 0.016%	6-Month EURIBOR	$-	$-	$-
	EUR	765,512	4/09/21	Fixed 0.016%	6-Month EURIBOR	(531)	-	(531)
	EUR	2,670,000	8/15/26	Fixed 0.373%	6-Month EURIBOR	65,303	55	65,358

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Currency	Notional Amount	Expiration Date	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
BlackRock Global Allocation Fund (Continued)
Interest Rate Swaps (Continued)
Centrally Cleared Swaps (Continued)
	EUR	2,670,000	8/15/26	Fixed 0.373%	6-Month EURIBOR	$-	$-	$-
	GBP	3,285,174	7/02/20	Fixed 0.537%	6-Month GBP-LIBOR	24,749	-	24,749
	GBP	3,301,441	7/02/20	Fixed 0.584%	6-Month GBP-LIBOR	21,077	-	21,077
	GBP	3,301,441	7/02/20	Fixed 0.563%	6-Month GBP-LIBOR	22,772	-	22,772
	GBP	3,301,442	7/02/20	Fixed 0.568%	6-Month GBP-LIBOR	22,368	-	22,368
	GBP	3,323,700	7/16/20	Fixed 1.183%	6-Month GBP-LIBOR	19,885	-	19,885
	GBP	3,323,700	7/16/20	Fixed 0.604%	6-Month GBP-LIBOR	20,211	-	20,211
	GBP	3,323,700	7/16/20	Fixed 0.637%	6-Month GBP-LIBOR	17,488	-	17,488
	USD	4,293,995	7/05/20	3-Month USD-LIBOR-BBA	Fixed 0.989%	(93,894)	-	(93,894)
	USD	4,284,109	7/05/20	3-Month USD-LIBOR-BBA	Fixed 1.015%	(91,526)	-	(91,526)
	USD	4,284,110	7/05/20	3-Month USD-LIBOR-BBA	Fixed 0.568%	(91,319)	-	(91,319)
	USD	4,284,110	7/05/20	3-Month USD-LIBOR-BBA	Fixed 0.584%	(87,969)	-	(87,969)
	USD	4,320,800	7/19/20	3-Month USD-LIBOR-BBA	Fixed 1.183%	(79,254)	-	(79,254)
	USD	4,320,900	7/19/20	3-Month USD-LIBOR-BBA	Fixed 1.207%	(77,213)	-	(77,213)
	USD	4,320,800	7/19/20	3-Month USD-LIBOR-BBA	Fixed 0.637%	(76,252)	-	(76,252)
	USD	9,888,744	4/19/27	3-Month USD-LIBOR-BBA	Fixed 3.027%	(100,327)	-	(100,327)

						(484,432)	55	(484,377)

Total Return Swaps
BNP Paribas SA	EUR	700	12/15/17	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	603	80	683
BNP Paribas SA	EUR	1,400	12/21/18	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	10,463	-	10,463
BNP Paribas SA	EUR	1,400	12/21/18	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	6,632	-	6,632
BNP Paribas SA	EUR	1,500	12/21/18	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	5,369	-	5,369
BNP Paribas SA	EUR	2,700	12/21/18	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	8,313	-	8,313
BNP Paribas SA	EUR	900	12/20/19	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	11,369	-	11,369
BNP Paribas SA	EUR	1,900	12/20/19	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	22,800	-	22,800
BNP Paribas SA	EUR	1,700	12/20/19	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	19,327	-	19,327
BNP Paribas SA	EUR	1,400	12/27/19	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	14,442	-	14,442
BNP Paribas SA	EUR	1,400	12/18/20	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	884	-	884

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Currency	Notional Amount	Expiration Date	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
BlackRock Global Allocation Fund (Continued)
Total Return Swaps (Continued)
BNP Paribas SA	EUR	1,000	12/18/20	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	$11,790	$-	$11,790
BNP Paribas SA	EUR	500	12/18/20	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	5,842	-	5,842
BNP Paribas SA	EUR	500	12/18/20	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	5,948	-	5,948
BNP Paribas SA	EUR	400	12/18/20	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	4,842	-	4,842
BNP Paribas SA	EUR	500	12/18/20	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	5,526	-	5,526
BNP Paribas SA	EUR	1,600	12/18/20	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	17,685	-	17,685
BNP Paribas SA	EUR	700	12/17/21	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	74	-	74
BNP Paribas SA	JPY	110,000	3/31/17	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	46,682	-	46,682
BNP Paribas SA	JPY	110,000	3/31/17	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	41,977	-	41,977
BNP Paribas SA	JPY	90,000	4/02/18	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	13,083	-	13,083
BNP Paribas SA	JPY	90,000	4/02/18	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	10,588	-	10,588
BNP Paribas SA	JPY	40,000	3/29/19	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	10,524	-	10,524
BNP Paribas SA	JPY	90,000	3/29/19	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	25,104	-	25,104
BNP Paribas SA	JPY	50,000	3/29/19	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	9,626	-	9,626
BNP Paribas SA	JPY	70,000	3/21/20	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	25,335	-	25,335
BNP Paribas SA	JPY	60,000	3/31/20	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	17,095	-	17,095
BNP Paribas SA	JPY	50,000	3/31/20	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	13,989	-	13,989
BNP Paribas SA	USD	8,000	12/21/18	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	34,800	-	34,800
BNP Paribas SA	USD	4,000	12/17/21	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	25,800	-	25,800
Goldman Sachs International	USD	3,250	12/18/20	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	18,281	-	18,281

						444,793	80	444,873

Notes to Portfolio of Investments (Unaudited) (Continued)

Deliver	Receive	Expiration Date		Counterparty	(Buy)/Sell	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
BlackRock Global Allocation Fund (Continued)
Currency Swaps
OTC Swaps
134,749,995 JPY	1,119,785	USD	3/15/17	Bank of America N.A.	Sell	Notional Amount x 0.10%	Notional Amount x 1.23%	$(28,661)	$-	$(28,661)
124,400,006 JPY	1,111,614	USD	3/15/18	Bank of America N.A.	Sell	Notional Amount x 0.10%	Notional Amount x 1.84%	$64,461	$-	$64,461
188,550,005 JPY	1,672,043	USD	3/15/18	Bank of America N.A.	Sell	Notional Amount x 0.10%	Notional Amount x 1.96%	87,702	-	87,702
384,149,987 JPY	3,740,553	USD	10/15/18	Bank of America N.A.	Sell	Notional Amount x 0.10%	Notional Amount x 2.01%	529,908	(317)	529,591

								653,410	(317)	653,093

EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	U.S. Dollar
*	Collateral for swap agreements held by Goldman Sachs International amounted to $381,476 in cash at December 31, 2016.
**	Rating is determined by Western Asset Management Company and represents a weighted average of the ratings of all securities included in the underlying index for the credit default swap. Ratings used in the weighted average are from Moody’s Investors Service, Inc., Standard & Poor’s Ratings Group, or Fitch Ratings, whichever is the highest for each constituent. All ratings are as of the report date and do not reflect subsequent changes.
***	Collateral for swap agreements held by Citibank N.A. amounted to $619,880 in cash at December 31, 2016. A portion of the cash collateral received from Bank of America N.A., Credit Suisse International, BNP Paribas SA, and Goldman Sachs & Co., in the amount $620,000, $510,000, $520,000, and $5,500,000, respectively, was related to swap agreements at December 31, 2016.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent Standard & Poor’s Ratings Group, or Western Asset Management Company’s rating category, as applicable. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.

Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit

Notes to Portfolio of Investments (Unaudited) (Continued)

or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Exchange Traded Options. Exchange traded options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price.

OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In

Notes to Portfolio of Investments (Unaudited) (Continued)

order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

The Fund(s) listed in the following table had open written option contracts at December 31, 2016. A Fund’s current exposure to a counterparty is the fair value of the contract.

OTC Counterparty	Units		Expiration Date	Description	Premiums Received	Value
Strategic Bond Fund
	120		1/27/17	5 Year U.S. Treasury Note Future Call, Strike 117.75	$20,938	$43,125
	67		1/27/17	5 Year U.S. Treasury Note Future Call, Strike 120.00	15,087	1,047
	4		1/27/17	U.S. Treasury Bond Call, Strike 150.00	4,987	8,125
	4		1/27/17	U.S. Treasury Bond Call, Strike 151.00	3,550	6,000

					$44,562	$58,297

BlackRock Global Allocation Fund
	39		2/17/17	Tiffany & Co., Call, Strike 72.50	$13,767	$24,960
	39		2/17/17	Tiffany & Co., Call, Strike 75.00	16,656	19,110
	126		2/17/17	Whole Foods Market, Inc., Call, Strike 33.00	22,429	6,930
Bank of America N.A.	106		4/12/17	Ibovespa Index, Call, Strike 64,946.76	55,163	54,740
Bank of America N.A.	106		4/12/17	Ibovespa Index, Put, Strike 50,300.45	22,311	11,998
Barclays Bank PLC	14,848		1/20/17	Johnson & Johnson Co., Call, Strike 110.00	64,589	85,005
BNP Paribas SA	1,761		1/20/17	S&P 500 Index, Call, Strike 2,265.00	18,447	20,692
Citibank N.A.	440		6/16/17	Euro STOXX 50 Index, Put, Strike 2,350.00	52,671	5,696
Citibank N.A.	984		2/17/17	S&P 500 Index, Put, Strike 2,195.00	36,502	17,851
Citibank N.A.	122,345		2/10/17	Topix Index, Call, Strike 1,650.00	10,899	1,933
Deutsche Bank AG	190		9/21/18	Euro STOXX 50 Index, Put, Strike 2,586.07	69,380	31,689
Deutsche Bank AG	17,892		5/19/17	QUALCOMM, Inc., Call, Strike 70.00	13,419	39,591
Deutsche Bank AG	17,892		5/19/17	QUALCOMM, Inc., Put, Strike 40.00	59,044	3,540
Deutsche Bank AG	2,530,640		5/04/17	EUR Put USD Call, Put, Strike 1.04	39,511	42,718
Deutsche Bank AG	3,515,199		3/15/17	USD Call JPY Put, Call, Strike 117.00	12,936	71,868
Deutsche Bank AG	3,515,199		3/15/17	USD Put JPY Call, Put, Strike 103.00	34,765	4,032
Goldman Sachs & Co.	1,582		1/20/17	Russell 2000 Index, Call, Strike 1,400.00	12,814	8,147
Goldman Sachs & Co.	1,795,955		4/05/17	USD Call MXN Put, Call, Strike 21.75	25,941	26,329
Goldman Sachs & Co.	2,402,135		4/20/17	EUR Put USD Call, Put, Strike 1.03	33,217	31,724
Goldman Sachs & Co.	2,514,337		5/04/17	NZD Call USD Put, Call, Strike 0.73	16,753	16,732
Goldman Sachs & Co.	2,514,337		5/04/17	NZD Put USD Call, Put, Strike 0.66	14,660	14,641
Goldman Sachs & Co.	6,647,280	*	6/09/17	Japanese Yen LIBOR rate BBA 5 year, Call, Strike 0.10	18,488	28,022
Goldman Sachs & Co.	6,647,280	*	6/09/17	Japanese Yen LIBOR rate BBA 5 year, Put, Strike 0.45	15,092	11,328
Goldman Sachs & Co.	6,932,000	*	4/11/17	Interest Rate Swaption USD 5 Year, Put, Strike 2.16	48,524	189,450
Goldman Sachs & Co.	6,932,000	*	4/11/17	Interest Rate Swaption USD 5 Year, Put, Strike 2.36	26,827	139,337
Goldman Sachs & Co.	6,940,000	*	4/12/17	Interest Rate Swaption USD 5 Year, Put, Strike 2.19	48,580	182,870

Notes to Portfolio of Investments (Unaudited) (Continued)

OTC Counterparty	Units		Expiration Date	Description	Premiums Received	Value
BlackRock Global Allocation Fund (Continued)
Goldman Sachs & Co.	6,940,000	*	4/12/17	Interest Rate Swaption USD 5 Year, Put, Strike 2.39	$27,760	$134,153
Goldman Sachs & Co.	28,767,354	*	4/12/17	Interest Rate Swaption USD 2 Year, Put, Strike 3.00	-	25,595
JP Morgan Chase Bank N.A.	1,058		2/17/17	S&P 500 Index, Call, Strike 2,275.00	14,812	21,372
JP Morgan Chase Bank N.A.	3,508,474		2/17/17	USD Call JPY Put, Call, Strike 116.50	13,297	65,675
JP Morgan Chase Bank N.A.	3,508,474		2/17/17	USD Put JPY Call, Put, Strike 103.00	26,840	1,172
Morgan Stanley & Co.	226		3/17/17	Euro STOXX 50 Index, Call, Strike 3,450.00	5,805	8,206
Morgan Stanley & Co.	1,054		3/17/17	S&P 500 Index, Call, Strike 2,290.00	18,645	26,824
Morgan Stanley & Co.	3,549,861		4/06/17	EUR Put USD Call, Put, Strike 1.05	43,554	60,905
Societe Generale	12,427		2/17/17	SPDR Gold Shares, Put, Strike 110.00	16,031	31,192
UBS AG	19,636		9/15/17	Apple, Inc., Call, Strike 130.00	67,894	60,909
UBS AG	19,636		9/15/17	Apple, Inc., Put, Strike 100.00	139,608	71,193
UBS AG	1,754,237		2/17/17	USD Call ZAR Put, Call, Strike 15.75	23,507	3,556
UBS AG	1,754,237		2/17/17	USD Put ZAR Call, Put, Strike 13.60	23,419	32,469
UBS AG	1,797,338		4/05/17	USD Call NOK Put, Call, Strike 9.05	18,782	14,603
UBS AG	3,520,440		3/23/17	USD Call JPY Put, Call, Strike 118.00	24,555	62,143
UBS AG	3,520,440		3/23/17	USD Put JPY Call, Put, Strike 105.00	37,932	8,672

					$1,305,826	$1,719,572

EUR	Euro
MXN	Mexican Peso
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
USD	U.S. Dollar
ZAR	South African Rand
*	Notional amount.

Transactions in written option contracts during the period ended December 31, 2016, were as follows:

	Number of Contracts	Premiums Received
Strategic Bond Fund
Options outstanding at September 30, 2016	277	$63,944
Options written	1,403	363,784
Options terminated in closing purchase transactions	(584)	(65,414)
Options expired	(620)	(250,384)
Options exercised	(281)	(67,368)

Options outstanding at December 31, 2016	195	$44,562

BlackRock Global Allocation Fund
Options outstanding at September 30, 2016	75,908,659	$1,392,888
Options written	139,503,625	1,023,401
Options terminated in closing purchase transactions	(71,602,689)	(762,359)
Options expired	(32,069,991)	(348,104)

Options outstanding at December 31, 2016	111,739,604	$1,305,826

Structured Investments

A structured investment is typically issued by a specially created corporation or trust that purchases one or more securities or other assets (“underlying investments”), and that in turn issues one or more classes of securities (“structured securities”) backed by, or

Notes to Portfolio of Investments (Unaudited) (Continued)

representing different interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities, and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will reflect that of the underlying instruments. Investments in a structured security may be subordinated to the right of payment of another class of securities.

Structured securities may be highly volatile and their use by a Fund may not be successful. The terms of a structured security may create investment leverage. Structured securities are typically privately issued, presenting credit risk of the issuer, and may be highly illiquid and difficult to value.

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation, as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”) (for U.S. Treasury inflation-indexed bonds) or, generally, by a comparable inflation index calculated by the foreign government issuing the inflation-indexed bonds.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. Any adjustments to the principal amount of an inflation-indexed bond due to inflation will be reflected as increases or decreases to interest income. Such adjustments may have a significant impact on the Fund’s distributions.

The value of inflation-indexed bonds is generally based on changes in real interest rates, which in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation, or that the rate of inflation in a foreign country will correlate to the rate of inflation in the United States. Additionally, if interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Bank	Loans

Certain of the Funds may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Notes to Portfolio of Investments (Unaudited) (Continued)

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At December 31, 2016, the Funds had no unfunded loan commitments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline. When a Fund makes a short sale on a security, it must borrow the security sold short and deliver it to a broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon the conclusion of the sale. A Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, a Fund will incur a loss, which could be unlimited, in cases where a Fund is unable for whatever reason to close out its short position; conversely, if the price declines, a Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely impacted by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each

Notes to Portfolio of Investments (Unaudited) (Continued)

Fund and the lending agent (“agent”). The Lending Agreement authorizes the agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash or securities adjusted daily to have market value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the agent has provided indemnification to the Funds in the event of default by a borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At December 31, 2016, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan.

Security loans can be terminated at the discretion of either the lending agent or the Fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. For all Funds, all securities on loan are classified as common stock in the Fund’s Portfolio of Investments at December 31, 2016.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.

Notes to Portfolio of Investments (Unaudited) (Continued)

In addition, the MM RetireSMART Conservative Fund, MM RetireSMART Moderate Fund, MM RetireSMART Moderate Growth Fund, MM RetireSMART Growth Fund, MM RetireSMART In Retirement Fund, MM RetireSMART 2010 Fund, MM RetireSMART 2015 Fund, MM RetireSMART 2020 Fund, MM RetireSMART 2025 Fund, MM RetireSMART 2030 Fund, MM RetireSMART 2035 Fund, MM RetireSMART 2040 Fund, MM RetireSMART 2045 Fund, MM RetireSMART 2050 Fund, MM RetireSMART 2055 Fund, and MM RetireSMART 2060 Fund will also incur certain fees and expenses indirectly as a shareholder in the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and each Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses indirectly incurred by each Fund will vary.

Foreign Securities

The BlackRock Global Allocation Fund and the Equity Asset Fund invest a significant amount of their assets and each of the Diversified International Fund, MSCI EAFE International Index Fund, and Overseas Fund invests substantially all of their assets in foreign securities. The other Funds and certain Underlying Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

The Subsidiary is classified as a controlled foreign corporation under the Code. Therefore, the BlackRock Global Allocation Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net losses of the Subsidiary cannot be deducted by the BlackRock Global Allocation Fund in the current period nor carried forward to offset taxable income in future periods.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3. Federal Income Tax Information

At December 31, 2016, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Total Return Bond Fund	$1,025,681,399	$10,690,646	$(16,764,150)	$(6,073,504)
Strategic Bond Fund	356,334,944	6,525,670	(8,805,748)	(2,280,078)
BlackRock Global Allocation Fund	567,835,353	40,450,293	(33,744,236)	6,706,057
Diversified Value Fund	299,210,233	66,767,073	(4,126,499)	62,640,574

Notes to Portfolio of Investments (Unaudited) (Continued)

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Fundamental Value Fund	$956,652,456	$343,635,405	$(43,717,043)	$299,918,362
Large Cap Value Fund	172,008,961	29,173,002	(12,384,883)	16,788,119
S&P 500 Index Fund	2,232,625,978	1,511,565,180	(52,936,986)	1,458,628,194
Focused Value Fund	611,653,006	156,591,447	(18,011,043)	138,580,404
Fundamental Growth Fund	98,589,286	13,311,180	(1,336,274)	11,974,906
Blue Chip Growth Fund	1,173,709,171	322,196,561	(35,258,790)	286,937,771
Growth Opportunities Fund	682,430,509	157,515,414	(42,404,524)	115,110,890
Mid-Cap Value Fund	113,640,375	14,981,887	(1,607,688)	13,374,199
Small Cap Value Equity Fund	157,321,545	56,634,714	(7,139,009)	49,495,705
Small Company Value Fund	281,283,197	67,754,263	(6,220,628)	61,533,635
S&P Mid Cap Index Fund	308,655,534	47,240,103	(12,654,398)	34,585,705
Russell 2000 Small Cap Index Fund	307,400,350	52,453,586	(20,270,271)	32,183,315
Mid Cap Growth Equity II Fund	3,038,476,104	598,160,228	(61,206,637)	536,953,591
Small Cap Growth Equity Fund	498,755,804	68,115,768	(17,999,255)	50,116,513
Diversified International Fund	38,797,704	3,245,229	(1,203,019)	2,042,210
MSCI EAFE International Index Fund	265,670,346	9,864,398	(23,515,603)	(13,651,205)
Overseas Fund	600,947,237	48,436,249	(34,525,940)	13,910,309
MM RetireSMART Conservative Fund	198,587,831	1,059,782	(5,445,768)	(4,385,986)
MM RetireSMART Moderate Fund	310,168,698	2,800,552	(7,696,592)	(4,896,040)
MM RetireSMART Moderate Growth Fund	249,320,666	3,308,705	(6,284,210)	(2,975,505)
MM RetireSMART Growth Fund	94,101,230	1,324,689	(2,412,735)	(1,088,046)
MM RetireSMART In Retirement Fund	90,427,265	570,925	(1,999,530)	(1,428,605)
MM RetireSMART 2010 Fund	74,602,253	598,699	(1,504,026)	(905,327)
MM RetireSMART 2015 Fund	97,184,474	1,181,864	(1,635,459)	(453,595)
MM RetireSMART 2020 Fund	497,544,043	4,994,894	(10,073,506)	(5,078,612)
MM RetireSMART 2025 Fund	248,326,772	3,789,154	(3,634,856)	154,298
MM RetireSMART 2030 Fund	527,856,368	7,354,187	(10,344,711)	(2,990,524)
MM RetireSMART 2035 Fund	187,715,840	2,988,108	(3,078,839)	(90,731)
MM RetireSMART 2040 Fund	316,079,767	4,617,871	(6,235,464)	(1,617,593)
MM RetireSMART 2045 Fund	106,752,406	1,798,286	(1,863,153)	(64,867)
MM RetireSMART 2050 Fund	149,428,589	2,443,990	(2,825,778)	(381,788)
MM RetireSMART 2055 Fund	31,009,344	636,283	(374,514)	261,769
MM RetireSMART 2060 Fund	10,397,121	125,157	(297,677)	(172,520)
Bond and Income Asset Fund	256,827,432	426,934	(7,460,247)	(7,033,313)
Equity Asset Fund	1,012,533,796	61,143,507	(41,901,852)	19,241,655

4.	Investment in Affiliated Issuers

A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended December 31, 2016, was as follows:

	Number of Shares Held as of 9/30/16	Purchases	Sales	Number of Shares Held as of 12/31/16	Value as of 12/31/16	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART Conservative Fund
Barings Global Floating Rate Fund, Class Y*	155,256	9,665	49,586	115,335	$1,103,754	$15,228	$-	$9,646
MassMutual Premier Core Bond Fund, Class I	3,009,791	228,769	541,909	2,696,651	28,611,471	944,810	-	(137,582)
MassMutual Premier Disciplined Growth Fund, Class I	291,263	68,827	26,978	333,112	3,664,235	52,697	251,067	2,935

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 9/30/16	Purchases	Sales	Number of Shares Held as of 12/31/16	Value as of 12/31/16	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART Conservative Fund (Continued)
MassMutual Premier Disciplined Value Fund, Class I	214,182	44,371	21,815	236,738	$3,851,727	$117,271	$124,406	$6,745
MassMutual Premier High Yield Fund, Class I	686,807	47,152	249,593	484,366	4,330,231	261,170	-	85,078
MassMutual Premier Inflation-Protected and Income Fund, Class I	576,057	192,965	39,290	729,732	7,479,750	203,000	-	6,388
MassMutual Premier International Equity Fund, Class I	144,625	28,760	20,000	153,385	1,687,237	22,400	25,684	(10,025)
MassMutual Premier Short-Duration Bond Fund, Class I	1,836,975	840,742	105,325	2,572,392	26,109,780	629,251	-	(19,494)
MassMutual Premier Strategic Emerging Markets Fund, Class I	354,461	28,586	80,193	302,854	3,055,798	37,071	-	(139,797)
MassMutual Select Blue Chip Growth Fund, Class I	73,306	5,465	31,541	47,230	738,205	4,483	29,968	23,707
MassMutual Select Diversified International Fund, Class I	126,351	15,545	18,168	123,728	777,011	43,975	-	(8,240)
MassMutual Select Diversified Value Fund, Class I	39,099	14,803	3,426	50,476	759,666	16,788	29,929	1,910
MassMutual Select Focused Value Fund, Class I	170,415	11,902	35,519	146,798	2,883,117	38,270	51,337	(189,062)
MassMutual Select Fundamental Growth Fund, Class I	67,923	32,418	6,216	94,125	659,819	6,926	77,862	(3,788)
MassMutual Select Fundamental Value Fund, Class I	41,293	18,491	3,345	56,439	672,752	12,626	49,182	(3,176)
MassMutual Select Growth Opportunities Fund, Class I	38,554	13,759	4,883	47,430	446,312	-	34,345	(8,793)
MassMutual Select Large Cap Value Fund, Class I	64,973	26,044	5,836	85,181	609,043	15,389	28,969	(5,271)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	69,480	7,639	9,572	67,547	1,240,170	2,049	55,293	5,612
MassMutual Select Mid-Cap Value Fund, Class I	134,072	64,188	71,066	127,194	1,821,419	25,836	32,594	(116,009)
MassMutual Select Overseas Fund, Class I	483,061	141,036	37,418	586,679	4,581,960	101,372	-	(39,083)
MassMutual Select Small Cap Growth Equity Fund, Class I	72,011	4,705	10,146	66,570	888,705	-	-	(44,691)
MassMutual Select Small Cap Value Equity Fund, Class I	84,617	8,174	16,757	76,034	1,301,703	5,551	64,332	10,166
MassMutual Select Small Company Value Fund, Class I	51,260	3,256	11,399	43,117	540,255	5,449	3,247	(34,067)
MassMutual Select Strategic Bond Fund, Class I	1,137,325	63,572	191,849	1,009,048	10,191,387	279,176	-	76,343
MassMutual Select Total Return Bond Fund, Class I	1,372,559	149,001	243,383	1,278,177	12,385,538	324,675	261,465	39,414
MM Select Bond and Income Asset Fund, Class I	4,096,880	21,514	-	4,118,394	39,536,578	202,908	1,901	-
MM Select Equity Asset Fund, Class I	2,471,758	110,962	-	2,582,720	26,421,221	147,795	1,478	-
Oppenheimer Developing Markets Fund, Class I**	24,861	347	25,208	-	-	-	-	(49,255)
Oppenheimer International Bond Fund, Class I**	369,862	50,165	42,236	377,791	2,119,406	31,527	-	12,500
Oppenheimer Real Estate Fund, Class I**	26,558	42,358	17,563	51,353	1,294,102	11,386	123,028	(17,655)

					$189,762,352	$3,559,079	$1,246,087	$(545,544)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 9/30/16	Purchases	Sales	Number of Shares Held as of 12/31/16	Value as of 12/31/16	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART Moderate Fund
Barings Global Floating Rate Fund, Class Y*	259,485	13,695	92,920	180,260	$1,725,091	$24,523	$-	$(5,423)
MassMutual Premier Core Bond Fund, Class I	2,800,922	194,747	424,268	2,571,401	27,282,561	927,708	-	(16,447)
MassMutual Premier Disciplined Growth Fund, Class I	679,844	131,328	115,286	695,886	7,654,750	114,136	543,805	(1,457)
MassMutual Premier Disciplined Value Fund, Class I	502,567	81,181	87,882	495,866	8,067,741	254,224	269,691	79,326
MassMutual Premier High Yield Fund, Class I	1,129,209	71,135	460,184	740,160	6,617,032	413,489	-	237,141
MassMutual Premier Inflation-Protected and Income Fund, Class I	552,840	143,518	59,994	636,364	6,522,731	182,311	-	(2,759)
MassMutual Premier International Equity Fund, Class I	571,894	55,437	101,714	525,617	5,781,790	79,802	91,502	(309,542)
MassMutual Premier Short-Duration Bond Fund, Class I	1,504,293	396,888	158,800	1,742,381	17,685,172	438,924	-	(9,062)
MassMutual Premier Strategic Emerging Markets Fund, Class I	871,659	46,050	322,380	595,329	6,006,866	78,443	-	(453,789)
MassMutual Select Blue Chip Growth Fund, Class I	231,646	24,362	40,699	215,309	3,365,277	21,199	141,709	(20,867)
MassMutual Select Diversified International Fund, Class I	443,052	53,388	68,417	428,023	2,687,982	156,712	-	(69,929)
MassMutual Select Diversified Value Fund, Class I	235,144	27,236	31,416	230,964	3,476,011	79,442	141,623	33,265
MassMutual Select Focused Value Fund, Class I	323,128	23,093	56,545	289,676	5,689,240	78,026	104,668	(239,429)
MassMutual Select Fundamental Growth Fund, Class I	408,061	80,982	59,595	429,448	3,010,431	32,753	368,195	(51,532)
MassMutual Select Fundamental Value Fund, Class I	249,933	39,389	31,201	258,121	3,076,807	59,733	232,671	(58,471)
MassMutual Select Growth Opportunities Fund, Class I	224,825	31,647	40,679	215,793	2,030,616	-	162,316	(45,682)
MassMutual Select Large Cap Value Fund, Class I	392,284	50,410	53,246	389,448	2,784,555	72,795	137,033	(95,918)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	264,370	67,430	36,946	294,854	5,413,511	9,264	250,019	3,894
MassMutual Select Mid-Cap Value Fund, Class I	508,194	153,575	102,675	559,094	8,006,224	117,226	147,888	188,394
MassMutual Select Overseas Fund, Class I	1,935,091	209,324	291,738	1,852,677	14,469,411	331,543	-	(19,767)
MassMutual Select Small Cap Growth Equity Fund, Class I	256,820	16,315	43,837	229,298	3,061,133	-	-	(165,154)
MassMutual Select Small Cap Value Equity Fund, Class I	299,560	28,094	63,399	264,255	4,524,053	19,891	230,514	46,224
MassMutual Select Small Company Value Fund, Class I	181,586	10,954	42,974	149,566	1,874,062	19,505	11,623	(120,201)
MassMutual Select Strategic Bond Fund, Class I	1,048,854	92,281	172,361	968,774	9,784,617	275,696	-	73,025
MassMutual Select Total Return Bond Fund, Class I	1,265,914	104,182	143,381	1,226,715	11,886,873	320,476	258,083	(6,039)
MM Select Bond and Income Asset Fund, Class I	3,703,940	27,834	-	3,731,774	35,825,030	183,860	1,723	-
MM Select Equity Asset Fund, Class I	7,643,608	342,689	-	7,986,297	81,699,821	457,012	4,570	-
Oppenheimer Developing Markets Fund, Class I**	60,487	703	61,190	-	-	-	-	(141,394)
Oppenheimer International Bond Fund, Class I**	628,840	59,990	117,767	571,063	3,203,664	50,489	-	17,732
Oppenheimer Real Estate Fund, Class I**	71,101	41,149	38,373	73,877	1,861,712	17,622	190,401	(67,750)

					$295,074,764	$4,816,804	$3,288,034	$(1,221,611)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 9/30/16	Purchases	Sales	Number of Shares Held as of 12/31/16	Value as of 12/31/16	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART Moderate Growth Fund
Barings Global Floating Rate Fund, Class Y*	293,342	13,150	126,263	180,229	$1,724,795	$25,886	$-	$433
MassMutual Premier Core Bond Fund, Class I	604,015	47,733	130,311	521,437	5,532,446	187,002	-	(37,897)
MassMutual Premier Disciplined Growth Fund, Class I	435,359	160,109	98,317	497,151	5,468,663	81,140	386,591	1,790
MassMutual Premier Disciplined Value Fund, Class I	324,260	99,807	69,288	354,779	5,772,259	181,030	192,045	42,367
MassMutual Premier High Yield Fund, Class I	1,284,445	70,677	612,334	742,788	6,640,520	411,994	-	335,631
MassMutual Premier Inflation-Protected and Income Fund, Class I	124,442	34,010	13,398	145,054	1,486,807	41,315	-	1,709
MassMutual Premier International Equity Fund, Class I	732,875	51,608	129,939	654,544	7,199,979	98,818	113,306	(434,678)
MassMutual Premier Short-Duration Bond Fund, Class I	220,468	360,060	34,930	545,598	5,537,819	136,285	-	5,307
MassMutual Premier Strategic Emerging Markets Fund, Class I	955,329	65,956	373,146	648,139	6,539,719	84,613	-	(446,248)
MassMutual Select Blue Chip Growth Fund, Class I	342,670	55,238	53,229	344,679	5,387,339	33,734	225,505	(42,491)
MassMutual Select Diversified International Fund, Class I	522,958	86,867	76,092	533,733	3,351,842	194,483	-	(94,149)
MassMutual Select Diversified Value Fund, Class I	375,727	41,684	47,324	370,087	5,569,817	126,595	225,683	56,503
MassMutual Select Focused Value Fund, Class I	207,808	48,837	27,152	229,493	4,507,241	61,483	82,476	(111,831)
MassMutual Select Fundamental Growth Fund, Class I	651,893	123,575	87,970	687,498	4,819,359	52,134	586,070	(78,727)
MassMutual Select Fundamental Value Fund, Class I	400,052	62,130	48,595	413,587	4,929,951	95,181	370,751	(46,540)
MassMutual Select Growth Opportunities Fund, Class I	355,810	48,901	59,407	345,304	3,249,315	-	258,127	(65,021)
MassMutual Select Large Cap Value Fund, Class I	627,362	76,621	80,059	623,924	4,461,057	115,979	218,322	(190,444)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	265,574	27,961	41,084	252,451	4,635,009	7,887	212,858	17,355
MassMutual Select Mid-Cap Value Fund, Class I	511,108	40,359	72,035	479,432	6,865,473	100,006	126,164	214,395
MassMutual Select Overseas Fund, Class I	2,491,187	187,016	401,464	2,276,739	17,781,330	405,320	-	499,443
MassMutual Select Small Cap Growth Equity Fund, Class I	333,623	23,531	45,226	311,928	4,164,241	-	-	(169,093)
MassMutual Select Small Cap Value Equity Fund, Class I	389,981	37,814	67,822	359,973	6,162,733	26,958	312,424	62,031
MassMutual Select Small Company Value Fund, Class I	236,320	13,763	46,412	203,671	2,552,004	26,427	15,748	(122,339)
MassMutual Select Strategic Bond Fund, Class I	240,809	55,536	99,350	196,995	1,989,654	55,715	-	27,995
MassMutual Select Total Return Bond Fund, Class I	290,533	73,109	113,704	249,938	2,421,896	64,894	52,260	9,824
MM Select Bond and Income Asset Fund, Class I	926,040	21,196	-	947,236	9,093,462	46,669	437	-
MM Select Equity Asset Fund, Class I	8,676,044	437,393	-	9,113,437	93,230,462	521,512	5,215	-
Oppenheimer Developing Markets Fund, Class I**	67,756	675	68,431	-	-	-	-	(231,567)
Oppenheimer International Bond Fund, Class I**	648,358	33,006	176,058	505,306	2,834,765	46,519	-	(13,750)
Oppenheimer Real Estate Fund, Class I**	72,511	30,556	38,684	64,383	1,622,449	15,640	168,988	(68,753)

					$235,532,406	$3,245,219	$3,552,970	$(878,745)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 9/30/16	Purchases	Sales	Number of Shares Held as of 12/31/16	Value as of 12/31/16	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART Growth Fund
Barings Global Floating Rate Fund, Class Y*	20,755	1,774	6,873	15,656	$149,833	$2,059	$-	$3,359
MassMutual Premier Core Bond Fund, Class I	57,142	6,500	20,406	43,236	458,736	15,507	-	4,092
MassMutual Premier Disciplined Growth Fund, Class I	51,292	77,012	41,536	86,768	954,448	14,166	67,496	16,564
MassMutual Premier Disciplined Value Fund, Class I	38,923	52,443	29,592	61,774	1,005,062	31,534	33,452	33,259
MassMutual Premier High Yield Fund, Class I	90,621	7,562	34,966	63,217	565,158	35,142	-	29,293
MassMutual Premier Inflation-Protected and Income Fund, Class I	17,623	4,816	2,153	20,286	207,936	5,785	-	654
MassMutual Premier International Equity Fund, Class I	309,933	36,475	67,703	278,705	3,065,753	42,142	48,321	(175,911)
MassMutual Premier Short-Duration Bond Fund, Class I	21,457	39,902	11,920	49,439	501,802	12,280	-	2,247
MassMutual Premier Strategic Emerging Markets Fund, Class I	417,624	32,074	170,039	279,659	2,821,757	36,637	-	(273,836)
MassMutual Select Blue Chip Growth Fund, Class I	194,233	36,784	32,465	198,552	3,103,371	19,548	130,672	(32,868)
MassMutual Select Diversified International Fund, Class I	224,878	38,474	36,901	226,451	1,422,115	82,881	-	(13,073)
MassMutual Select Diversified Value Fund, Class I	213,803	29,003	29,968	212,838	3,203,216	73,202	130,498	33,272
MassMutual Select Focused Value Fund, Class I	81,728	20,297	12,301	89,724	1,762,181	24,166	32,418	(33,613)
MassMutual Select Fundamental Growth Fund, Class I	370,833	81,905	56,783	395,955	2,775,646	30,199	339,485	(53,588)
MassMutual Select Fundamental Value Fund, Class I	227,937	40,361	30,395	237,903	2,835,808	55,052	214,441	(61,408)
MassMutual Select Growth Opportunities Fund, Class I	201,181	33,751	35,913	199,019	1,872,766	-	149,673	(50,802)
MassMutual Select Large Cap Value Fund, Class I	357,234	52,911	51,170	358,975	2,566,674	67,090	126,293	(122,995)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	115,412	17,344	29,222	103,534	1,900,890	3,252	87,767	(11,657)
MassMutual Select Mid-Cap Value Fund, Class I	221,846	39,711	66,052	195,505	2,799,628	40,988	51,708	(60,553)
MassMutual Select Overseas Fund, Class I	1,052,123	113,319	208,218	957,224	7,475,918	171,376	-	(233,727)
MassMutual Select Small Cap Growth Equity Fund, Class I	149,516	21,151	23,368	147,299	1,966,438	-	-	(99,241)
MassMutual Select Small Cap Value Equity Fund, Class I	174,390	28,226	33,762	168,854	2,890,779	12,709	147,288	31,773
MassMutual Select Small Company Value Fund, Class I	105,698	12,799	22,860	95,637	1,198,336	12,474	7,433	(61,014)
MassMutual Select Strategic Bond Fund, Class I	24,332	7,169	15,439	16,062	162,223	4,566	-	7,804
MassMutual Select Total Return Bond Fund, Class I	29,180	10,066	19,079	20,167	195,422	5,258	4,235	5,366
MM Select Bond and Income Asset Fund, Class I	89,250	469	-	89,719	861,299	4,420	41	-
MM Select Equity Asset Fund, Class I	3,669,174	187,403	-	3,856,577	39,452,787	220,691	2,207	-
Oppenheimer Developing Markets Fund, Class I**	29,160	-	29,160	-	-	-	-	(84,715)
Oppenheimer International Bond Fund, Class I**	65,642	5,457	7,460	63,639	357,015	5,540	-	474
Oppenheimer Real Estate Fund, Class I**	29,243	14,613	24,414	19,442	489,943	4,574	49,415	(11,083)

					$89,022,940	$1,033,238	$1,622,843	$(1,211,927)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 9/30/16	Purchases	Sales	Number of Shares Held as of 12/31/16	Value as of 12/31/16	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART In Retirement Fund
Barings Global Floating Rate Fund, Class Y*	59,831	4,247	20,921	43,157	$413,014	$5,795	$-	$8,451
MassMutual Premier Core Bond Fund, Class I	909,817	86,099	175,930	819,986	8,700,047	292,071	-	(53,253)
MassMutual Premier Disciplined Growth Fund, Class I	170,759	33,815	18,921	185,653	2,042,185	29,984	142,859	(12,469)
MassMutual Premier Disciplined Value Fund, Class I	125,427	21,335	14,617	132,145	2,150,002	66,762	70,823	4,011
MassMutual Premier High Yield Fund, Class I	259,844	19,465	100,184	179,125	1,601,375	98,534	-	55,850
MassMutual Premier Inflation-Protected and Income Fund, Class I	758,388	102,820	57,609	803,599	8,236,890	227,271	-	(5,772)
MassMutual Premier International Equity Fund, Class I	73,747	16,808	18,184	72,371	796,079	10,802	12,386	(30,265)
MassMutual Premier Short-Duration Bond Fund, Class I	865,592	452,403	85,786	1,232,209	12,506,923	306,475	-	(6,586)
MassMutual Premier Strategic Emerging Markets Fund, Class I	205,177	16,554	50,047	171,684	1,732,293	21,784	-	(96,814)
MassMutual Select Blue Chip Growth Fund, Class I	47,417	3,246	25,002	25,661	401,088	2,487	16,627	7,734
MassMutual Select Diversified International Fund, Class I	67,538	8,417	17,380	58,575	367,850	21,171	-	(11,557)
MassMutual Select Diversified Value Fund, Class I	21,976	8,157	2,666	27,467	413,375	9,312	16,601	796
MassMutual Select Focused Value Fund, Class I	100,086	7,486	24,849	82,723	1,624,671	21,975	29,479	(113,558)
MassMutual Select Fundamental Growth Fund, Class I	38,178	17,922	4,945	51,155	358,593	3,842	43,191	(3,789)
MassMutual Select Fundamental Value Fund, Class I	23,242	10,289	2,826	30,705	366,009	7,003	27,278	(1,789)
MassMutual Select Growth Opportunities Fund, Class I	21,568	7,671	3,504	25,735	242,162	-	19,040	(6,443)
MassMutual Select Large Cap Value Fund, Class I	36,573	14,278	4,527	46,324	331,217	8,535	16,066	(2,801)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	35,015	3,725	13,451	25,289	464,304	783	21,123	(2,018)
MassMutual Select Mid-Cap Value Fund, Class I	67,171	28,992	48,376	47,787	684,313	9,885	12,471	(68,532)
MassMutual Select Overseas Fund, Class I	245,677	72,952	29,465	289,164	2,258,369	50,827	-	(30,674)
MassMutual Select Small Cap Growth Equity Fund, Class I	37,600	2,848	9,712	30,736	410,324	-	-	(37,561)
MassMutual Select Small Cap Value Equity Fund, Class I	43,702	4,275	12,726	35,251	603,491	2,619	30,351	17,721
MassMutual Select Small Company Value Fund, Class I	26,505	1,765	8,300	19,970	250,230	2,570	1,531	(23,640)
MassMutual Select Strategic Bond Fund, Class I	414,720	24,513	132,841	306,392	3,094,562	86,125	-	38,351
MassMutual Select Total Return Bond Fund, Class I	497,289	37,930	150,799	384,420	3,725,032	99,205	79,891	987
MM Select Bond and Income Asset Fund, Class I	1,703,960	59,069	-	1,763,029	16,925,077	86,863	813	-
MM Select Equity Asset Fund, Class I	1,293,947	87,980	-	1,381,927	14,137,114	79,080	791	-
Oppenheimer Developing Markets Fund, Class I**	13,854	557	14,411	-	-	-	-	(24,615)
Oppenheimer International Bond Fund, Class I**	158,068	24,144	34,979	147,233	825,975	12,766	-	10,773
Oppenheimer Real Estate Fund, Class I**	17,117	26,116	12,876	30,357	765,009	7,095	76,660	(14,344)

					$86,427,573	$1,571,621	$617,981	$(401,806)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 9/30/16	Purchases	Sales	Number of Shares Held as of 12/31/16	Value as of 12/31/16	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART 2010 Fund
Barings Global Floating Rate Fund, Class Y*	60,506	7,207	23,527	44,186	$422,860	$5,607	$-	$7,944
MassMutual Premier Core Bond Fund, Class I	707,297	140,410	136,793	710,914	7,542,795	256,217	-	(35,650)
MassMutual Premier Disciplined Growth Fund, Class I	137,929	73,640	54,212	157,357	1,730,922	25,777	122,816	(28,002)
MassMutual Premier Disciplined Value Fund, Class I	102,075	50,128	40,771	111,432	1,813,002	57,073	60,546	12,207
MassMutual Premier High Yield Fund, Class I	266,407	25,834	115,717	176,524	1,578,122	98,546	-	95,151
MassMutual Premier Inflation-Protected and Income Fund, Class I	539,066	114,708	84,823	568,951	5,831,746	162,853	-	13,780
MassMutual Premier International Equity Fund, Class I	95,917	29,987	32,721	93,183	1,025,017	14,119	16,189	(44,760)
MassMutual Premier Short-Duration Bond Fund, Class I	493,776	187,348	105,247	575,877	5,845,152	145,715	-	(1,098)
MassMutual Premier Strategic Emerging Markets Fund, Class I	173,486	23,558	68,122	128,922	1,300,823	16,882	-	(64,403)
MassMutual Select Blue Chip Growth Fund, Class I	30,796	4,495	11,973	23,318	364,454	2,296	15,348	10,824
MassMutual Select Diversified International Fund, Class I	72,923	18,793	16,179	75,537	474,374	27,648	-	(9,530)
MassMutual Select Diversified Value Fund, Class I	20,959	9,312	5,403	24,868	374,258	8,556	15,252	1,121
MassMutual Select Focused Value Fund, Class I	79,880	8,985	21,398	67,467	1,325,058	18,187	24,398	(79,425)
MassMutual Select Fundamental Growth Fund, Class I	36,443	19,727	9,705	46,465	325,716	3,543	39,834	(6,455)
MassMutual Select Fundamental Value Fund, Class I	22,099	11,619	5,903	27,815	331,550	6,437	25,073	(5,414)
MassMutual Select Growth Opportunities Fund, Class I	20,775	8,407	5,725	23,457	220,734	-	17,639	(7,255)
MassMutual Select Large Cap Value Fund, Class I	34,819	16,287	9,117	41,989	300,222	7,848	14,774	(5,768)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	45,875	15,195	9,885	51,185	939,755	1,609	43,428	(4,599)
MassMutual Select Mid-Cap Value Fund, Class I	88,464	42,246	34,487	96,223	1,377,910	20,190	25,471	(61,083)
MassMutual Select Overseas Fund, Class I	324,428	68,353	146,324	246,457	1,924,828	44,625	-	(128,934)
MassMutual Select Small Cap Growth Equity Fund, Class I	44,989	6,291	9,953	41,327	551,714	-	-	(31,256)
MassMutual Select Small Cap Value Equity Fund, Class I	52,814	7,395	13,122	47,087	806,135	3,547	41,102	8,720
MassMutual Select Small Company Value Fund, Class I	32,003	3,349	8,688	26,664	334,104	3,480	2,074	(24,567)
MassMutual Select Strategic Bond Fund, Class I	325,979	29,110	92,018	263,071	2,657,018	74,893	-	28,286
MassMutual Select Total Return Bond Fund, Class I	390,600	81,374	142,012	329,962	3,197,333	86,235	69,446	14,895
MM Select Bond and Income Asset Fund, Class I	1,339,940	7,036	-	1,346,976	12,930,972	66,364	622	-
MM Select Equity Asset Fund, Class I	1,419,173	31,812	-	1,450,985	14,843,579	83,032	830	-
Oppenheimer Developing Markets Fund, Class I**	12,616	-	12,616	-	-	-	-	(16,041)
Oppenheimer International Bond Fund, Class I**	130,359	42,873	40,838	132,394	742,733	10,581	-	15,061

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 9/30/16	Purchases	Sales	Number of Shares Held as of 12/31/16	Value as of 12/31/16	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART 2010 Fund (Continued)
Oppenheimer Real Estate Fund, Class I**	13,735	20,496	13,464	20,767	$523,316	$4,825	$52,120	$(2,746)

					$71,636,202	$1,256,685	$586,962	$(348,997)

MM RetireSMART 2015 Fund
Barings Global Floating Rate Fund, Class Y*	85,683	3,279	35,051	53,911	$515,929	$7,675	$-	$10,214
MassMutual Premier Core Bond Fund, Class I	962,407	78,291	168,425	872,273	9,254,820	314,106	-	(44,359)
MassMutual Premier Disciplined Growth Fund, Class I	210,294	64,165	78,772	195,687	2,152,559	32,042	152,662	(36,450)
MassMutual Premier Disciplined Value Fund, Class I	155,374	43,001	58,958	139,417	2,268,310	71,356	75,697	24,706
MassMutual Premier High Yield Fund, Class I	373,609	23,472	164,061	233,020	2,083,195	129,799	-	101,424
MassMutual Premier Inflation-Protected and Income Fund, Class I	679,316	75,996	96,940	658,372	6,748,317	188,162	-	24,767
MassMutual Premier International Equity Fund, Class I	167,933	20,159	48,608	139,484	1,534,320	21,131	24,229	(64,260)
MassMutual Premier Short-Duration Bond Fund, Class I	571,846	171,943	113,051	630,738	6,401,991	158,782	-	(326)
MassMutual Premier Strategic Emerging Markets Fund, Class I	243,883	14,395	89,867	168,411	1,699,262	21,972	-	(74,164)
MassMutual Select Blue Chip Growth Fund, Class I	39,722	3,894	13,504	30,112	470,651	2,963	19,805	(2,664)
MassMutual Select Diversified International Fund, Class I	123,231	15,851	24,911	114,171	716,993	41,750	-	(7,344)
MassMutual Select Diversified Value Fund, Class I	34,238	6,000	7,859	32,379	487,305	11,126	19,834	5,319
MassMutual Select Focused Value Fund, Class I	109,187	7,129	29,484	86,832	1,705,389	23,350	31,324	(92,022)
MassMutual Select Fundamental Growth Fund, Class I	59,481	14,942	14,379	60,044	420,905	4,577	51,451	(13,361)
MassMutual Select Fundamental Value Fund, Class I	36,176	8,270	8,258	36,188	431,367	8,366	32,587	(3,400)
MassMutual Select Growth Opportunities Fund, Class I	33,724	5,212	8,775	30,161	283,812	-	22,666	(14,213)
MassMutual Select Large Cap Value Fund, Class I	56,940	10,852	13,216	54,576	390,217	10,193	19,187	(3,659)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	78,590	26,831	16,442	88,979	1,633,655	2,791	75,331	(18,234)
MassMutual Select Mid-Cap Value Fund, Class I	151,171	58,511	39,725	169,957	2,433,784	35,569	44,872	(71,764)
MassMutual Select Overseas Fund, Class I	568,894	36,818	156,763	448,949	3,506,296	80,524	-	(171,590)
MassMutual Select Small Cap Growth Equity Fund, Class I	74,698	4,104	14,833	63,969	853,983	-	-	(43,499)
MassMutual Select Small Cap Value Equity Fund, Class I	87,249	7,766	20,368	74,647	1,277,960	5,610	65,020	(2,229)
MassMutual Select Small Company Value Fund, Class I	52,892	2,921	13,641	42,172	528,417	5,492	3,273	(35,255)
MassMutual Select Strategic Bond Fund, Class I	416,454	20,711	104,485	332,680	3,360,065	94,508	-	23,802
MassMutual Select Total Return Bond Fund, Class I	499,205	47,524	129,047	417,682	4,047,335	108,931	87,723	4,630
MM Select Bond and Income Asset Fund, Class I	1,582,660	8,311	-	1,590,971	15,273,320	78,385	734	-

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 9/30/16	Purchases	Sales	Number of Shares Held as of 12/31/16	Value as of 12/31/16	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART 2015 Fund (Continued)
MM Select Equity Asset Fund, Class I	2,129,394	32,168	-	2,161,562	$22,112,783	$123,694	$1,237	$-
Oppenheimer Developing Markets Fund, Class I**	16,997	-	16,997	-	-	-	-	(3,721)
Oppenheimer International Bond Fund, Class I**	185,176	18,023	54,924	148,275	831,822	13,722	-	18,834
Oppenheimer Real Estate Fund, Class I**	19,699	14,514	16,022	18,191	458,422	4,291	46,363	(10,963)

					$93,883,184	$1,600,867	$773,995	$(499,781)

MM RetireSMART 2020 Fund
Barings Global Floating Rate Fund, Class Y*	432,934	12,371	169,879	275,426	$2,635,825	$39,153	$-	$15,182
MassMutual Premier Core Bond Fund, Class I	3,036,131	462,026	604,611	2,893,546	30,700,527	1,054,069	-	(238,480)
MassMutual Premier Disciplined Growth Fund, Class I	1,156,243	317,024	414,200	1,059,067	11,649,732	176,244	839,714	(245,337)
MassMutual Premier Disciplined Value Fund, Class I	854,797	211,552	309,919	756,430	12,307,120	393,151	417,071	24,853
MassMutual Premier High Yield Fund, Class I	1,878,855	97,423	797,104	1,179,174	10,541,816	666,053	-	483,459
MassMutual Premier Inflation-Protected and Income Fund, Class I	2,599,551	295,265	419,288	2,475,528	25,374,159	715,681	-	10,989
MassMutual Premier International Equity Fund, Class I	1,001,424	112,214	304,635	809,003	8,899,035	124,663	142,941	(153,695)
MassMutual Premier Short-Duration Bond Fund, Class I	2,486,107	674,329	507,750	2,652,686	26,924,765	674,719	-	(63,480)
MassMutual Premier Strategic Emerging Markets Fund, Class I	1,566,856	46,535	668,109	945,282	9,537,892	127,866	-	(1,062,506)
MassMutual Select Blue Chip Growth Fund, Class I	505,197	32,192	137,016	400,373	6,257,835	39,919	266,848	(129,966)
MassMutual Select Diversified International Fund, Class I	776,221	59,769	167,947	668,043	4,195,310	247,135	-	(86,811)
MassMutual Select Diversified Value Fund, Class I	480,636	43,149	92,391	431,394	6,492,481	150,052	267,499	34,817
MassMutual Select Focused Value Fund, Class I	542,037	25,233	113,793	453,477	8,906,279	123,434	165,581	(444,617)
MassMutual Select Fundamental Growth Fund, Class I	833,816	133,324	168,138	799,002	5,601,002	61,694	693,545	(54,937)
MassMutual Select Fundamental Value Fund, Class I	511,218	69,643	98,985	481,876	5,743,956	112,787	439,328	(167,341)
MassMutual Select Growth Opportunities Fund, Class I	457,904	47,731	105,556	400,079	3,764,746	-	304,920	(143,594)
MassMutual Select Large Cap Value Fund, Class I	801,974	81,298	156,756	726,516	5,194,592	137,375	258,599	(115,061)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	460,612	81,535	100,819	441,328	8,102,786	14,035	378,795	13,122
MassMutual Select Mid-Cap Value Fund, Class I	885,734	201,933	238,880	848,787	12,154,628	179,791	226,817	(317,209)
MassMutual Select Overseas Fund, Class I	3,386,750	364,167	876,677	2,874,240	22,447,815	520,778	-	(1,044,674)
MassMutual Select Small Cap Growth Equity Fund, Class I	451,539	14,041	114,943	350,637	4,681,000	-	-	(466,299)
MassMutual Select Small Cap Value Equity Fund, Class I	527,001	32,815	147,257	412,559	7,063,008	31,370	363,552	196,527
MassMutual Select Small Company Value Fund, Class I	319,458	9,879	96,687	232,650	2,915,101	30,662	18,272	(262,718)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 9/30/16	Purchases	Sales	Number of Shares Held as of 12/31/16	Value as of 12/31/16	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART 2020 Fund (Continued)
MassMutual Select Strategic Bond Fund, Class I	1,390,791	58,104	340,792	1,108,103	$11,191,845	$317,895	$-	$45,845
MassMutual Select Total Return Bond Fund, Class I	1,667,157	92,502	368,286	1,391,373	13,482,404	366,447	295,104	(83,415)
MM Select Bond and Income Asset Fund, Class I	5,714,680	174,547	-	5,889,227	56,536,576	290,155	2,718	-
MM Select Equity Asset Fund, Class I	13,808,650	263,985	-	14,072,635	143,963,057	805,300	8,052	-
Oppenheimer Developing Markets Fund, Class I**	109,007	-	109,007	-	-	-	-	(219,658)
Oppenheimer International Bond Fund, Class I**	1,094,546	54,867	253,871	895,542	5,023,990	83,700	-	47,273
Oppenheimer Real Estate Fund, Class I**	127,143	73,122	107,928	92,337	2,326,897	23,500	253,913	(79,788)

					$474,616,179	$7,507,628	$5,343,269	$(4,507,519)

MM RetireSMART 2025 Fund
Barings Global Floating Rate Fund, Class Y*	286,119	20,522	98,325	208,316	$1,993,582	$28,355	$-	$14,791
MassMutual Premier Core Bond Fund, Class I	905,041	85,662	130,731	859,972	9,124,301	301,471	-	(27,091)
MassMutual Premier Disciplined Growth Fund, Class I	569,562	133,406	158,229	544,739	5,992,131	86,257	410,971	(21,926)
MassMutual Premier Disciplined Value Fund, Class I	420,946	80,680	112,686	388,940	6,328,056	192,838	204,570	67,990
MassMutual Premier High Yield Fund, Class I	1,240,053	99,977	440,918	899,112	8,038,064	485,111	-	183,873
MassMutual Premier Inflation-Protected and Income Fund, Class I	764,659	104,494	63,700	805,453	8,255,892	224,173	-	16,588
MassMutual Premier International Equity Fund, Class I	584,362	80,373	120,652	544,083	5,984,914	79,519	91,177	(152,282)
MassMutual Premier Short-Duration Bond Fund, Class I	660,020	386,697	76,682	970,035	9,845,852	237,381	-	(1,044)
MassMutual Premier Strategic Emerging Markets Fund, Class I	827,216	65,130	279,842	612,504	6,180,165	75,130	-	(287,257)
MassMutual Select Blue Chip Growth Fund, Class I	296,421	36,406	37,807	295,020	4,611,162	27,990	187,108	(77,426)
MassMutual Select Diversified International Fund, Class I	450,137	62,883	72,213	440,807	2,768,266	156,595	-	(11,815)
MassMutual Select Diversified Value Fund, Class I	306,409	40,226	30,828	315,807	4,752,888	104,988	187,163	11,755
MassMutual Select Focused Value Fund, Class I	237,287	23,501	26,312	234,476	4,605,114	61,100	81,963	(98,104)
MassMutual Select Fundamental Growth Fund, Class I	531,630	114,699	58,325	588,004	4,121,910	43,248	486,181	(34,528)
MassMutual Select Fundamental Value Fund, Class I	326,308	59,039	32,300	353,047	4,208,324	78,948	307,518	(49,411)
MassMutual Select Growth Opportunities Fund, Class I	289,991	45,874	40,092	295,773	2,783,227	-	214,075	(75,235)
MassMutual Select Large Cap Value Fund, Class I	511,689	73,496	52,594	532,591	3,808,029	96,176	181,046	(52,745)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	235,678	32,155	28,896	238,937	4,386,882	7,244	195,505	4,088
MassMutual Select Mid-Cap Value Fund, Class I	451,859	62,675	61,430	453,104	6,488,447	91,995	116,057	(69,394)
MassMutual Select Overseas Fund, Class I	1,982,891	273,313	353,520	1,902,684	14,859,961	328,678	-	(315,143)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 9/30/16	Purchases	Sales	Number of Shares Held as of 12/31/16	Value as of 12/31/16	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART 2025 Fund (Continued)
MassMutual Select Small Cap Growth Equity Fund, Class I	258,925	23,553	38,158	244,320	$3,261,666	$-	$-	$(144,124)
MassMutual Select Small Cap Value Equity Fund, Class I	300,891	34,291	53,748	281,434	4,818,153	20,538	238,022	15,792
MassMutual Select Small Company Value Fund, Class I	182,485	14,211	37,314	159,382	1,997,056	20,132	11,997	(103,866)
MassMutual Select Strategic Bond Fund, Class I	395,395	25,000	96,432	323,963	3,272,022	89,580	-	26,442
MassMutual Select Total Return Bond Fund, Class I	474,205	66,514	134,061	406,658	3,940,517	103,238	83,139	16,088
MM Select Bond and Income Asset Fund, Class I	1,564,110	236,579	-	1,800,689	17,286,619	88,718	831	-
MM Select Equity Asset Fund, Class I	7,018,841	805,212	-	7,824,053	80,040,064	447,728	4,477	-
Oppenheimer Developing Markets Fund, Class I**	54,512	3,254	57,766	-	-	-	-	(11,499)
Oppenheimer International Bond Fund, Class I**	639,305	62,465	65,760	636,010	3,568,017	54,642	-	5,189
Oppenheimer Real Estate Fund, Class I**	65,102	35,818	37,998	62,922	1,585,632	13,991	151,167	(38,538)

					$238,906,913	$3,545,764	$3,152,967	$(1,208,832)

MM RetireSMART 2030 Fund
Barings Global Floating Rate Fund, Class Y*	743,357	39,325	260,665	522,017	$4,995,699	$70,319	$-	$7,832
MassMutual Premier Core Bond Fund, Class I	1,201,555	85,877	293,043	994,389	10,550,470	358,318	-	(75,755)
MassMutual Premier Disciplined Growth Fund, Class I	994,906	183,756	266,434	912,228	10,034,503	150,073	715,023	(131,109)
MassMutual Premier Disciplined Value Fund, Class I	737,835	117,597	205,119	650,313	10,580,596	334,359	354,702	63,536
MassMutual Premier High Yield Fund, Class I	3,227,505	219,022	1,221,222	2,225,305	19,894,223	1,240,781	-	376,808
MassMutual Premier Inflation-Protected and Income Fund, Class I	1,038,455	153,533	140,127	1,051,861	10,781,580	300,877	-	20,746
MassMutual Premier International Equity Fund, Class I	1,513,937	154,595	334,179	1,334,353	14,677,888	202,852	232,593	(517,167)
MassMutual Premier Short-Duration Bond Fund, Class I	622,651	959,416	147,128	1,434,939	14,564,629	360,201	-	26,885
MassMutual Premier Strategic Emerging Markets Fund, Class I	1,973,040	136,601	786,148	1,323,493	13,354,049	174,731	-	(1,220,838)
MassMutual Select Blue Chip Growth Fund, Class I	724,071	99,831	121,628	702,274	10,976,541	69,198	462,573	(103,431)
MassMutual Select Diversified International Fund, Class I	1,095,869	188,074	194,603	1,089,340	6,841,054	399,145	-	(134,206)
MassMutual Select Diversified Value Fund, Class I	776,919	90,966	115,144	752,741	11,328,750	259,099	461,899	46,984
MassMutual Select Focused Value Fund, Class I	445,337	64,361	65,166	444,532	8,730,610	119,839	160,759	(198,847)
MassMutual Select Fundamental Growth Fund, Class I	1,347,779	256,645	203,923	1,400,501	9,817,511	106,889	1,201,603	(139,455)
MassMutual Select Fundamental Value Fund, Class I	827,396	135,637	121,614	841,419	10,029,710	194,860	759,022	(186,213)
MassMutual Select Growth Opportunities Fund, Class I	735,197	101,660	133,007	703,850	6,623,224	-	529,789	(205,982)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 9/30/16	Purchases	Sales	Number of Shares Held as of 12/31/16	Value as of 12/31/16	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART 2030 Fund (Continued)
MassMutual Select Large Cap Value Fund, Class I	1,297,377	166,904	194,889	1,269,392	$9,076,152	$237,419	$446,926	$(150,219)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	551,137	55,416	110,651	495,902	9,104,766	15,602	421,082	(12,164)
MassMutual Select Mid-Cap Value Fund, Class I	1,058,778	103,703	216,625	945,856	13,544,659	198,502	250,422	(344,305)
MassMutual Select Overseas Fund, Class I	5,141,355	445,112	938,538	4,647,929	36,300,327	832,874	-	(1,312,311)
MassMutual Select Small Cap Growth Equity Fund, Class I	683,726	77,933	119,606	642,053	8,571,409	-	-	(539,078)
MassMutual Select Small Cap Value Equity Fund, Class I	796,691	105,288	156,850	745,129	12,756,610	56,127	650,460	175,000
MassMutual Select Small Company Value Fund, Class I	483,003	44,137	105,981	421,159	5,277,117	54,967	32,757	(301,998)
MassMutual Select Strategic Bond Fund, Class I	556,950	25,066	204,585	377,431	3,812,056	107,229	-	61,053
MassMutual Select Total Return Bond Fund, Class I	667,688	71,295	265,163	473,820	4,591,319	123,571	99,513	40,559
MM Select Bond and Income Asset Fund, Class I	2,333,350	237,089	-	2,570,439	24,676,218	126,642	1,186	-
MM Select Equity Asset Fund, Class I	17,493,885	1,111,167	-	18,605,052	190,329,679	1,064,665	10,646	-
Oppenheimer Developing Markets Fund, Class I**	135,590	135	135,725	-	-	-	-	(323,007)
Oppenheimer International Bond Fund, Class I**	1,628,580	101,443	237,850	1,492,173	8,371,088	131,171	-	(24,015)
Oppenheimer Real Estate Fund, Class I**	151,495	64,842	106,973	109,364	2,755,961	25,814	278,909	(119,079)

					$502,948,398	$7,316,124	$7,069,864	$(5,219,776)

MM RetireSMART 2035 Fund
Barings Global Floating Rate Fund, Class Y*	188,767	13,878	55,396	147,249	$1,409,169	$19,223	$-	$9,557
MassMutual Premier Core Bond Fund, Class I	352,731	32,260	93,994	290,997	3,087,476	101,740	-	(13,151)
MassMutual Premier Disciplined Growth Fund, Class I	305,772	106,284	120,347	291,709	3,208,799	46,030	219,308	86,316
MassMutual Premier Disciplined Value Fund, Class I	226,986	67,413	86,349	208,050	3,384,971	102,812	109,067	138,180
MassMutual Premier High Yield Fund, Class I	818,721	73,340	253,175	638,886	5,711,643	343,610	-	92,488
MassMutual Premier Inflation-Protected and Income Fund, Class I	226,304	44,178	16,683	253,799	2,601,443	70,453	-	6,504
MassMutual Premier International Equity Fund, Class I	545,638	69,055	86,867	527,826	5,806,090	76,868	88,138	(68,402)
MassMutual Premier Short-Duration Bond Fund, Class I	158,828	237,391	17,313	378,906	3,845,895	92,479	-	4,007
MassMutual Premier Strategic Emerging Markets Fund, Class I	701,393	62,744	225,428	538,709	5,435,576	65,642	-	(234,786)
MassMutual Select Blue Chip Growth Fund, Class I	282,355	41,909	24,568	299,696	4,684,244	28,268	188,967	(48,548)
MassMutual Select Diversified International Fund, Class I	405,063	58,618	37,967	425,714	2,673,484	150,524	-	(7,218)
MassMutual Select Diversified Value Fund, Class I	306,964	40,597	27,592	319,969	4,815,540	105,805	188,618	1,936
MassMutual Select Focused Value Fund, Class I	151,179	24,568	10,745	165,002	3,240,649	42,772	57,376	(37,601)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 9/30/16	Purchases	Sales	Number of Shares Held as of 12/31/16	Value as of 12/31/16	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART 2035 Fund (Continued)
MassMutual Select Fundamental Growth Fund, Class I	532,544	113,685	49,174	597,055	$4,185,354	$43,664	$490,851	$(26,962)
MassMutual Select Fundamental Value Fund, Class I	327,128	57,820	27,178	357,770	4,264,613	79,573	309,955	(53,830)
MassMutual Select Growth Opportunities Fund, Class I	289,452	44,736	33,215	300,973	2,832,160	-	216,530	(55,361)
MassMutual Select Large Cap Value Fund, Class I	512,772	74,510	47,382	539,900	3,860,284	96,970	182,540	(47,899)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	196,001	26,247	31,598	190,650	3,500,327	5,747	155,115	(3,524)
MassMutual Select Mid-Cap Value Fund, Class I	375,719	58,374	74,202	359,891	5,153,634	72,699	91,715	(112,565)
MassMutual Select Overseas Fund, Class I	1,854,447	278,050	315,124	1,817,373	14,193,687	312,204	-	(222,319)
MassMutual Select Small Cap Growth Equity Fund, Class I	248,972	34,730	22,758	260,944	3,483,596	-	-	(104,718)
MassMutual Select Small Cap Value Equity Fund, Class I	289,107	47,483	37,483	299,107	5,120,709	21,721	251,730	12,935
MassMutual Select Small Company Value Fund, Class I	175,337	21,100	26,963	169,474	2,123,513	21,298	12,692	(79,979)
MassMutual Select Strategic Bond Fund, Class I	151,112	9,435	51,298	109,249	1,103,411	30,081	-	17,883
MassMutual Select Total Return Bond Fund, Class I	181,212	33,120	77,204	137,128	1,328,768	34,666	27,917	14,918
MM Select Bond and Income Asset Fund, Class I	581,040	84,735	-	665,775	6,391,444	32,802	307	-
MM Select Equity Asset Fund, Class I	6,012,735	714,972	-	6,727,707	68,824,439	384,990	3,849	-
Oppenheimer Developing Markets Fund, Class I**	46,704	1,909	48,613	-	-	-	-	(15,107)
Oppenheimer International Bond Fund, Class I**	443,758	59,874	30,059	473,573	2,656,745	39,202	-	460
Oppenheimer Real Estate Fund, Class I**	52,792	25,428	35,456	42,764	1,077,660	9,213	99,543	(20,747)

					$180,005,323	$2,431,056	$2,694,218	$(767,533)

MM RetireSMART 2040 Fund
Barings Global Floating Rate Fund, Class Y*	272,920	15,373	86,803	201,490	$1,928,259	$26,732	$-	$(1,256)
MassMutual Premier Core Bond Fund, Class I	608,243	43,880	189,484	462,639	4,908,602	167,734	-	(39,355)
MassMutual Premier Disciplined Growth Fund, Class I	360,737	170,234	178,748	352,223	3,874,449	58,491	278,681	105,773
MassMutual Premier Disciplined Value Fund, Class I	268,408	111,118	127,777	251,749	4,095,956	130,580	138,525	192,162
MassMutual Premier High Yield Fund, Class I	1,183,865	89,466	419,644	853,687	7,631,963	479,187	-	152,932
MassMutual Premier Inflation-Protected and Income Fund, Class I	285,897	67,936	43,361	310,472	3,182,342	89,316	-	12,255
MassMutual Premier International Equity Fund, Class I	969,575	92,660	217,591	844,644	9,291,088	129,397	148,369	(214,561)
MassMutual Premier Short-Duration Bond Fund, Class I	246,194	321,688	56,666	511,216	5,188,842	128,739	-	9,834
MassMutual Premier Strategic Emerging Markets Fund, Class I	1,281,444	84,232	520,217	845,459	8,530,679	113,280	-	(742,225)
MassMutual Select Blue Chip Growth Fund, Class I	550,423	85,921	93,429	542,915	8,485,763	53,789	359,564	(73,690)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 9/30/16	Purchases	Sales	Number of Shares Held as of 12/31/16	Value as of 12/31/16	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART 2040 Fund (Continued)
MassMutual Select Diversified International Fund, Class I	712,024	103,163	124,849	690,338	$4,335,324	$254,078	$-	$(102,192)
MassMutual Select Diversified Value Fund, Class I	602,991	67,470	88,291	582,170	8,761,663	201,382	359,006	33,552
MassMutual Select Focused Value Fund, Class I	262,906	50,290	40,427	272,769	5,357,190	73,897	99,129	(132,217)
MassMutual Select Fundamental Growth Fund, Class I	1,045,865	196,744	159,981	1,082,628	7,589,219	83,079	933,943	(116,956)
MassMutual Select Fundamental Value Fund, Class I	642,694	99,916	91,867	650,743	7,756,851	151,458	589,960	(141,425)
MassMutual Select Growth Opportunities Fund, Class I	568,273	78,571	102,905	543,939	5,118,469	-	411,727	(166,117)
MassMutual Select Large Cap Value Fund, Class I	1,007,364	123,935	149,701	981,598	7,018,429	184,540	347,384	(115,518)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	355,432	36,283	82,778	308,937	5,672,092	9,776	263,800	8,205
MassMutual Select Mid-Cap Value Fund, Class I	682,657	100,752	193,457	589,952	8,448,115	124,424	156,969	(296,068)
MassMutual Select Overseas Fund, Class I	3,290,807	336,640	704,827	2,922,620	22,825,662	526,686	-	(859,584)
MassMutual Select Small Cap Growth Equity Fund, Class I	455,651	57,314	79,715	433,250	5,783,882	-	-	(365,161)
MassMutual Select Small Cap Value Equity Fund, Class I	530,688	79,513	107,012	503,189	8,614,600	38,078	441,293	135,698
MassMutual Select Small Company Value Fund, Class I	321,802	34,819	72,354	284,267	3,561,865	37,281	22,217	(203,037)
MassMutual Select Strategic Bond Fund, Class I	260,260	22,238	106,809	175,689	1,774,458	50,118	-	36,401
MassMutual Select Total Return Bond Fund, Class I	312,065	53,174	144,690	220,549	2,137,124	57,761	46,515	24,034
MM Select Bond and Income Asset Fund, Class I	984,190	47,593	-	1,031,783	9,905,117	50,835	476	-
MM Select Equity Asset Fund, Class I	11,186,095	948,403	-	12,134,498	124,135,910	694,391	6,943	-
Oppenheimer Developing Markets Fund, Class I**	87,166	804	87,970	-	-	-	-	(211,115)
Oppenheimer International Bond Fund, Class I**	730,913	91,018	94,656	727,275	4,080,013	63,030	-	(4,974)
Oppenheimer Real Estate Fund, Class I**	92,048	32,791	74,780	50,059	1,261,482	12,060	130,306	(48,976)

					$301,255,408	$3,990,119	$4,734,807	$(3,123,581)

MM RetireSMART 2045 Fund
Barings Global Floating Rate Fund, Class Y*	67,467	4,754	16,589	55,632	$532,394	$7,153	$-	$4,506
MassMutual Premier Core Bond Fund, Class I	192,879	17,188	54,389	155,678	1,651,747	54,466	-	(7,624)
MassMutual Premier Disciplined Growth Fund, Class I	84,509	57,891	43,723	98,677	1,085,444	15,585	74,254	6,882
MassMutual Premier Disciplined Value Fund, Class I	62,852	38,833	31,256	70,429	1,145,886	34,834	36,953	18,663
MassMutual Premier High Yield Fund, Class I	291,194	28,231	80,216	239,209	2,138,528	128,756	-	24,642
MassMutual Premier Inflation-Protected and Income Fund, Class I	61,909	19,513	3,634	77,788	797,326	21,607	-	1,037
MassMutual Premier International Equity Fund, Class I	313,345	37,283	47,520	303,108	3,334,182	44,180	50,658	(33,995)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 9/30/16	Purchases	Sales	Number of Shares Held as of 12/31/16	Value as of 12/31/16	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART 2045 Fund (Continued)
MassMutual Premier Short-Duration Bond Fund, Class I	74,458	73,942	5,125	143,275	$1,454,240	$34,988	$-	$961
MassMutual Premier Strategic Emerging Markets Fund, Class I	416,146	39,212	134,894	320,464	3,233,482	39,111	-	(146,699)
MassMutual Select Blue Chip Growth Fund, Class I	194,182	32,119	14,162	212,139	3,315,740	20,026	133,868	(29,105)
MassMutual Select Diversified International Fund, Class I	234,017	33,990	23,773	244,234	1,533,789	86,408	-	(4,814)
MassMutual Select Diversified Value Fund, Class I	213,052	29,033	15,577	226,508	3,408,940	74,953	133,620	2,135
MassMutual Select Focused Value Fund, Class I	83,624	17,788	4,425	96,987	1,904,820	25,159	33,749	(12,983)
MassMutual Select Fundamental Growth Fund, Class I	369,558	81,674	28,617	422,615	2,962,532	30,931	347,714	(19,657)
MassMutual Select Fundamental Value Fund, Class I	227,208	40,174	14,114	253,268	3,018,949	56,372	219,579	(27,395)
MassMutual Select Growth Opportunities Fund, Class I	200,356	32,671	20,018	213,009	2,004,413	-	153,372	(37,542)
MassMutual Select Large Cap Value Fund, Class I	356,055	53,274	27,128	382,201	2,732,739	68,696	129,317	(23,876)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	115,550	15,098	18,785	111,863	2,053,812	3,375	91,085	(4,071)
MassMutual Select Mid-Cap Value Fund, Class I	221,533	41,960	52,719	210,774	3,018,280	42,606	53,751	(84,316)
MassMutual Select Overseas Fund, Class I	1,063,300	116,486	140,149	1,039,637	8,119,564	178,721	-	(85,025)
MassMutual Select Small Cap Growth Equity Fund, Class I	149,220	18,157	8,781	158,596	2,117,252	-	-	(37,069)
MassMutual Select Small Cap Value Equity Fund, Class I	173,247	27,656	19,579	181,324	3,104,275	13,177	152,705	10,148
MassMutual Select Small Company Value Fund, Class I	105,110	12,024	14,332	102,802	1,288,105	12,927	7,704	(41,043)
MassMutual Select Strategic Bond Fund, Class I	76,172	6,967	24,956	58,183	587,652	16,028	-	11,610
MassMutual Select Total Return Bond Fund, Class I	91,373	21,925	40,285	73,013	707,497	18,467	14,871	7,967
MM Select Bond and Income Asset Fund, Class I	258,100	31,796	-	289,896	2,783,002	14,283	134	-
MM Select Equity Asset Fund, Class I	3,527,673	450,660	-	3,978,333	40,698,347	227,658	2,276	-
Oppenheimer Developing Markets Fund, Class I**	27,376	1,483	28,859	-	-	-	-	(10,054)
Oppenheimer International Bond Fund, Class I**	202,313	39,223	9,629	231,907	1,300,998	18,951	-	444
Oppenheimer Real Estate Fund, Class I**	29,115	11,684	20,874	19,925	502,120	4,274	46,182	(2,554)

					$102,536,055	$1,293,692	$1,681,792	$(518,827)

MM RetireSMART 2050 Fund
Barings Global Floating Rate Fund, Class Y*	48,594	4,185	15,292	37,487	$358,755	$4,832	$-	$4,755
MassMutual Premier Core Bond Fund, Class I	141,097	13,152	47,229	107,020	1,135,485	37,976	-	(216)
MassMutual Premier Disciplined Growth Fund, Class I	121,168	119,243	112,166	128,245	1,410,698	20,650	98,385	(5,575)
MassMutual Premier Disciplined Value Fund, Class I	90,384	81,862	80,708	91,538	1,489,325	46,112	48,917	14,359

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 9/30/16	Purchases	Sales	Number of Shares Held as of 12/31/16	Value as of 12/31/16	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART 2050 Fund (Continued)
MassMutual Premier High Yield Fund, Class I	209,353	19,072	69,229	159,196	$1,423,216	$87,184	$-	$41,691
MassMutual Premier Inflation-Protected and Income Fund, Class I	42,916	13,146	5,550	50,512	517,750	14,232	-	2,182
MassMutual Premier International Equity Fund, Class I	485,418	59,892	104,627	440,683	4,847,515	65,522	75,129	(47,563)
MassMutual Premier Short-Duration Bond Fund, Class I	54,252	75,365	12,752	116,865	1,186,183	28,819	-	2,631
MassMutual Premier Strategic Emerging Markets Fund, Class I	645,023	55,198	238,612	461,609	4,657,631	58,459	-	(336,529)
MassMutual Select Blue Chip Growth Fund, Class I	304,740	50,576	39,569	315,747	4,935,123	30,338	202,802	(69,619)
MassMutual Select Diversified International Fund, Class I	363,949	53,695	61,406	356,238	2,237,175	127,871	-	(37,794)
MassMutual Select Diversified Value Fund, Class I	334,304	44,329	41,443	337,190	5,074,716	113,415	202,186	1,205
MassMutual Select Focused Value Fund, Class I	129,304	27,932	15,342	141,894	2,786,806	37,400	50,170	(66,358)
MassMutual Select Fundamental Growth Fund, Class I	579,797	123,447	74,128	629,116	4,410,106	46,850	526,664	(26,364)
MassMutual Select Fundamental Value Fund, Class I	356,497	61,290	40,738	377,049	4,494,429	85,312	332,309	(74,559)
MassMutual Select Growth Opportunities Fund, Class I	314,200	49,072	46,312	316,960	2,982,598	-	232,431	(70,973)
MassMutual Select Large Cap Value Fund, Class I	558,696	81,190	70,879	569,007	4,068,402	103,972	195,720	(66,727)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	179,548	23,683	40,560	162,671	2,986,636	4,993	134,752	7,641
MassMutual Select Mid-Cap Value Fund, Class I	343,928	66,061	102,521	307,468	4,402,943	63,124	79,635	(173,501)
MassMutual Select Overseas Fund, Class I	1,647,618	218,037	355,620	1,510,035	11,793,376	264,098	-	(271,449)
MassMutual Select Small Cap Growth Equity Fund, Class I	232,208	30,797	31,224	231,781	3,094,280	-	-	(147,359)
MassMutual Select Small Cap Value Equity Fund, Class I	269,179	42,893	45,956	266,116	4,555,910	19,628	227,475	32,385
MassMutual Select Small Company Value Fund, Class I	163,277	19,072	31,669	150,680	1,888,025	19,244	11,468	(94,159)
MassMutual Select Strategic Bond Fund, Class I	56,202	10,630	26,675	40,157	405,587	11,207	-	14,069
MassMutual Select Total Return Bond Fund, Class I	67,399	17,853	34,861	50,391	488,288	12,913	10,399	9,059
MM Select Bond and Income Asset Fund, Class I	192,050	9,858	-	201,908	1,938,312	9,948	93	-
MM Select Equity Asset Fund, Class I	5,438,318	591,236	-	6,029,554	61,682,334	345,038	3,450	-
Oppenheimer Developing Markets Fund, Class I**	42,536	1,230	43,766	-	-	-	-	(66,869)
Oppenheimer International Bond Fund, Class I**	148,556	25,520	15,067	159,009	892,041	13,201	-	2,536
Oppenheimer Real Estate Fund, Class I**	46,049	18,620	38,323	26,346	663,907	5,889	63,627	2,240

					$142,807,552	$1,678,227	$2,495,612	$(1,420,861)

MM RetireSMART 2055 Fund
Barings Global Floating Rate Fund, Class Y*	8,866	1,756	2,320	8,302	$79,447	$992	$-	$1,128

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 9/30/16	Purchases	Sales	Number of Shares Held as of 12/31/16	Value as of 12/31/16	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART 2055 Fund (Continued)
MassMutual Premier Core Bond Fund, Class I	27,615	5,208	8,966	23,857	$253,127	$8,143	$-	$3,586
MassMutual Premier Disciplined Growth Fund, Class I	31,753	25,627	21,543	35,837	394,204	5,509	26,249	(4,081)
MassMutual Premier Disciplined Value Fund, Class I	23,479	17,404	15,494	25,389	413,078	12,238	12,983	(1,041)
MassMutual Premier High Yield Fund, Class I	38,443	6,439	10,691	34,191	305,665	17,836	-	11,002
MassMutual Premier Inflation-Protected and Income Fund, Class I	8,226	3,030	209	11,047	113,228	2,992	-	124
MassMutual Premier International Equity Fund, Class I	90,624	26,326	15,759	101,191	1,113,105	14,259	16,350	(21,442)
MassMutual Premier Short-Duration Bond Fund, Class I	10,758	14,363	208	24,913	252,863	5,974	-	41
MassMutual Premier Strategic Emerging Markets Fund, Class I	118,680	25,004	36,002	107,682	1,086,513	12,333	-	(15,225)
MassMutual Select Blue Chip Growth Fund, Class I	57,282	14,512	2,263	69,531	1,086,763	6,330	42,315	(3,076)
MassMutual Select Diversified International Fund, Class I	70,745	19,929	10,206	80,468	505,340	27,664	-	(1,257)
MassMutual Select Diversified Value Fund, Class I	62,611	15,473	4,320	73,764	1,110,147	23,604	42,079	(935)
MassMutual Select Focused Value Fund, Class I	24,570	7,048	579	31,039	609,612	7,792	10,453	(1,209)
MassMutual Select Fundamental Growth Fund, Class I	108,589	37,321	7,573	138,337	969,742	9,771	109,841	(4,816)
MassMutual Select Fundamental Value Fund, Class I	66,788	19,490	3,742	82,536	983,834	17,761	69,183	(5,120)
MassMutual Select Growth Opportunities Fund, Class I	58,780	16,423	5,186	70,017	658,858	-	48,564	(9,153)
MassMutual Select Large Cap Value Fund, Class I	104,664	27,460	7,516	124,608	890,949	21,652	40,757	(7,526)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	33,010	9,199	5,060	37,149	682,054	1,084	29,243	(7,323)
MassMutual Select Mid-Cap Value Fund, Class I	63,173	19,820	14,353	68,640	982,924	13,450	16,966	(27,683)
MassMutual Select Overseas Fund, Class I	307,542	78,139	42,794	342,887	2,677,946	56,964	-	(52,595)
MassMutual Select Small Cap Growth Equity Fund, Class I	42,621	10,702	1,286	52,037	694,698	-	-	(5,254)
MassMutual Select Small Cap Value Equity Fund, Class I	49,353	13,214	4,374	58,193	996,265	4,101	47,530	(2,615)
MassMutual Select Small Company Value Fund, Class I	29,959	6,530	3,380	33,109	414,861	4,035	2,404	(10,492)
MassMutual Select Strategic Bond Fund, Class I	10,287	2,536	4,165	8,658	87,446	2,321	-	1,854
MassMutual Select Total Return Bond Fund, Class I	12,336	5,352	6,828	10,860	105,238	2,673	2,152	2,195
MM Select Bond and Income Asset Fund, Class I	32,570	6,067	-	38,637	370,916	1,904	18	-
MM Select Equity Asset Fund, Class I	959,667	195,470	-	1,155,137	11,817,056	66,102	661	-
Oppenheimer Developing Markets Fund, Class I**	7,424	914	8,338	-	-	-	-	673
Oppenheimer International Bond Fund, Class I**	26,340	8,446	532	34,254	192,167	2,617	-	72
Oppenheimer Real Estate Fund, Class I**	8,119	6,629	5,684	9,064	228,422	1,860	20,097	2,875

					$30,076,468	$351,961	$537,845	$(157,293)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 9/30/16	Purchases	Sales	Number of Shares Held as of 12/31/16	Value as of 12/31/16	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART 2060 Fund
Barings Global Floating Rate Fund, Class Y*	3,321	94	741	2,674	$25,594	$344	$-	$236
MassMutual Premier Core Bond Fund, Class I	9,331	522	2,536	7,317	77,628	2,679	-	(308)
MassMutual Premier Disciplined Growth Fund, Class I	6,200	6,598	3,735	9,063	99,693	1,519	7,235	97
MassMutual Premier Disciplined Value Fund, Class I	4,694	4,446	2,656	6,484	105,489	3,391	3,597	439
MassMutual Premier High Yield Fund, Class I	14,522	996	4,804	10,714	95,785	6,099	-	1,147
MassMutual Premier Inflation-Protected and Income Fund, Class I	2,854	852	265	3,441	35,273	1,001	-	27
MassMutual Premier International Equity Fund, Class I	33,058	2,156	5,530	29,684	326,523	4,614	5,290	(5,933)
MassMutual Premier Short-Duration Bond Fund, Class I	3,520	5,498	948	8,070	81,913	2,034	-	159
MassMutual Premier Strategic Emerging Markets Fund, Class I	44,400	2,196	17,290	29,306	295,700	4,056	-	2,886
MassMutual Select Blue Chip Growth Fund, Class I	20,731	2,884	2,406	21,209	331,492	2,140	14,302	(7,766)
MassMutual Select Diversified International Fund, Class I	24,144	2,305	2,172	24,277	152,460	9,064	-	(755)
MassMutual Select Diversified Value Fund, Class I	22,805	2,198	2,221	22,782	342,874	8,012	14,284	746
MassMutual Select Focused Value Fund, Class I	8,739	1,684	820	9,603	188,596	2,643	3,547	(1,333)
MassMutual Select Fundamental Growth Fund, Class I	39,540	7,072	4,293	42,319	296,656	3,306	37,157	(6,659)
MassMutual Select Fundamental Value Fund, Class I	24,311	3,405	2,258	25,458	303,460	6,025	23,467	(3,152)
MassMutual Select Growth Opportunities Fund, Class I	21,450	2,609	2,817	21,242	199,888	-	16,383	(6,508)
MassMutual Select Large Cap Value Fund, Class I	38,105	4,168	3,856	38,417	274,682	7,344	13,824	(3,638)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	12,265	1,030	2,263	11,032	202,547	355	9,576	(3,079)
MassMutual Select Mid-Cap Value Fund, Class I	23,574	3,656	6,316	20,914	299,487	4,478	5,650	(7,462)
MassMutual Select Overseas Fund, Class I	112,212	7,128	17,193	102,147	797,770	18,732	-	(5,253)
MassMutual Select Small Cap Growth Equity Fund, Class I	15,877	1,349	1,520	15,706	209,681	-	-	(4,108)
MassMutual Select Small Cap Value Equity Fund, Class I	18,521	2,232	2,661	18,092	309,737	1,390	16,106	1,634
MassMutual Select Small Company Value Fund, Class I	11,231	853	1,853	10,231	128,190	1,363	812	(4,269)
MassMutual Select Strategic Bond Fund, Class I	3,898	673	1,842	2,729	27,561	790	-	833
MassMutual Select Total Return Bond Fund, Class I	4,668	1,065	2,308	3,425	33,192	910	733	442
MM Select Bond and Income Asset Fund, Class I	14,060	74	-	14,134	135,685	695	8	-
MM Select Equity Asset Fund, Class I	387,041	33,746	-	420,787	4,304,653	24,079	241	-
Oppenheimer Developing Markets Fund, Class I**	3,058	3	3,061	-	-	-	-	4,734
Oppenheimer International Bond Fund, Class I**	10,405	1,196	812	10,789	60,528	931	-	44

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 9/30/16	Purchases	Sales	Number of Shares Held as of 12/31/16	Value as of 12/31/16	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART 2060 Fund (Continued)
Oppenheimer Real Estate Fund, Class I**	3,066	839	2,063	1,842	$46,424	$446	$4,822	$(2,447)

					$9,789,161	$118,440	$177,034	$(49,246)

*	Fund advised by Barings LLC.
**	Fund advised by OFI Global Asset Management, Inc.

5.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds.

The potential amounts sought to be recovered from the Diversified Value Fund and S&P 500 Index Fund, plus interest and the Official Committee’s court costs, are approximately $1,621,800 and $1,186,430, respectively.

In addition, on June 2, 2011, the Diversified Value Fund and S&P 500 Index Fund were named as defendants in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), in the United States District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds.

The Funds cannot predict the outcome of these proceedings. Accordingly, the Funds have not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Official Committee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the net assets of each applicable Fund at the time of such judgment or settlement.

6.	Upcoming Fund Liquidations

The Trustees have approved a Plan of Liquidation and Termination pursuant to which it is expected that the Diversified International Fund will be dissolved. Effective on or about April 28, 2017 (the ”Termination Date”), shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

7.	Subsequent Events

Management has evaluated the events and transactions subsequent to December 31, 2016, through the date when the Portfolios of Investments were issued, and determined that there are no subsequent events or transactions that would require adjustments to or disclosures in the Funds’ Portfolios of Investments other than those disclosed below.

Elaine A. Sarsynski resigned as a Trustee of the Trust effective as of February 1, 2017.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of this Form N-Q, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Select Funds

By	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer
Date	2/23/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer
Date	2/23/2017

By	/s/ Renee Hitchcock
Renee Hitchcock, Treasurer and Principal Financial Officer
Date	2/23/2017